Schedule of Investments
California Municipal Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .01 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .01%
Invesco California AMT-Free Municipal Bond ETF 500 $ 12
iShares California Muni Bond ETF 702 41
$ 53
TOTAL INVESTMENT COMPANIES $ 53
COMMON STOCKS - 0 .00 % Shares Held Value (000's)
Transportation - 0 .00%
BL Train Holdings West LLC - Warrants
(a),(b)
72,088 $ —
TOTAL COMMON STOCKS $ —
MUNICIPAL BONDS - 102 .46%
Principal
Amount (000's) Value (000's)
California - 97 .03%
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(c)
$ 1,000 $ 1,004
Alameda Corridor Transportation Authority
0.00%, 10/01/2047
(a)
1,750 1,022
5.00%, 10/01/2035 5,270 5,337
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty )
5.00%, 10/01/2043
(c)
1,000 1,083
Alameda Unified School District-Alameda County/
CA
5.00%, 08/01/2032 1,795 1,797
Anaheim Housing & Public Improvements
Authority
2.70%, 10/01/2054
(d)
100 100
Bay Area Toll Authority
5.00%, 04/01/2042 1,000 1,100
5.00%, 04/01/2043 1,000 1,087
Beverly Hills Unified School District CA
3.00%, 08/01/2044 2,230 1,867
Burbank-Glendale-Pasadena Airport Authority Brick
Campaign
5.25%, 07/01/2040 1,435 1,604
California Community Choice Financing Authority
4.00%, 05/01/2053
(d)
3,150 3,209
5.00%, 02/01/2054
(d)
5,000 5,341
5.00%, 02/01/2055
(d)
5,000 5,361
5.00%, 02/01/2055
(d)
5,000 5,405
5.00%, 04/01/2056
(d)
3,500 3,808
California County Tobacco Securitization Agency
4.00%, 06/01/2049 1,630 1,432
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,002
5.00%, 06/01/2043 4,645 5,519
5.00%, 05/01/2045 9,550 11,038
5.00%, 10/01/2045 1,000 1,001
5.00%, 05/01/2049 2,000 2,256
5.00%, 04/01/2051 10,100 11,342
5.00%, 03/01/2055
(d)
1,800 2,196
5.25%, 04/01/2040 2,825 3,568
California Health Facilities Financing Authority
5.00%, 08/15/2031 2,700 2,738
5.00%, 12/01/2035 1,500 1,714
5.00%, 06/01/2041
(d)
10,000 10,989
5.00%, 11/01/2047 5,900 6,532
5.00%, 11/15/2048 2,785 2,807
5.00%, 12/01/2054 2,000 2,054
5.25%, 12/01/2044 4,905 5,182
California Housing Finance Agency
3.50%, 11/20/2035 9,150 9,137
4.25%, 01/15/2035 7,486 7,818
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(c)
11,912 12,191
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Housing Finance Agency (credit support
from Section 542(c) Housing Finance Agency Risk
Sharing Program )
4.75%, 08/01/2045
(c)
$ 4,755 $ 4,908
California Infrastructure & Economic Development
Bank
5.00%, 08/01/2038 1,175 1,250
5.00%, 08/01/2039 1,130 1,198
12.00%, 01/01/2065
(d),(e)
8,655 6,491
California Municipal Finance Authority
2.40%, 10/01/2044
(d)
4,000 3,898
3.44%, 02/20/2041
(d)
4,602 4,350
4.00%, 07/15/2029 8,465 8,538
4.00%, 10/01/2039 2,150 2,153
4.38%, 09/01/2053
(d)
1,700 1,764
5.00%, 05/15/2033 1,000 1,050
5.00%, 05/15/2034 1,000 1,047
5.00%, 12/31/2034 7,550 7,786
5.00%, 11/01/2035
(e)
1,750 1,871
5.00%, 12/31/2036 8,000 8,202
5.00%, 05/15/2038 2,000 2,070
5.00%, 04/01/2054 3,480 3,511
5.25%, 11/01/2036 2,100 2,115
5.38%, 11/01/2045
(e)
3,245 3,314
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
5.00%, 05/15/2043
(c)
600 618
5.00%, 05/15/2044
(c)
5,000 5,130
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(c)
10,000 10,636
California Municipal Finance Authority (credit
support from Fannie Mae Collateral )
4.45%, 12/01/2042
(c)
6,465 6,616
California Pollution Control Financing Authority
2.80%, 03/01/2042
(d)
1,000 1,000
4.25%, 12/01/2027
(d)
1,200 1,223
5.00%, 07/01/2029
(e)
1,000 1,037
5.00%, 07/01/2029
(e)
1,000 1,060
5.00%, 07/01/2030
(e)
2,000 2,013
5.00%, 07/01/2030
(e)
565 608
5.00%, 07/01/2031
(e)
1,000 1,089
5.00%, 07/01/2037
(e)
12,500 12,550
5.00%, 07/01/2039
(e)
8,500 8,777
5.00%, 11/21/2045
(e)
2,500 2,537
California Public Finance Authority
4.00%, 08/01/2047 1,325 1,233
6.50%, 06/01/2054
(e)
17,120 16,752
California School Finance Authority
5.00%, 07/01/2035
(e)
1,925 1,927
5.00%, 08/01/2038
(e)
1,000 1,021
California State University
5.00%, 11/01/2037 2,000 2,056
California Statewide Communities Development
Authority
3.00%, 06/01/2029
(e)
550 538
4.00%, 09/02/2029 815 830
5.00%, 11/01/2032
(e)
1,135 1,157
5.00%, 06/01/2034
(e)
375 388
5.00%, 09/02/2034 1,000 1,048
5.00%, 12/01/2036
(e)
7,000 7,031
5.00%, 09/02/2038 3,000 3,098
5.00%, 06/01/2039
(e)
475 482
5.00%, 09/02/2039 900 943
5.00%, 09/02/2039 945 983
5.00%, 05/15/2040 3,500 3,511

Schedule of Investments
California Municipal Fund
January 31, 2026 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Statewide Communities Development
Authority   (continued)
5.00%, 09/02/2040 $ 1,000 $ 1,041
5.00%, 12/01/2041
(e)
4,040 4,052
5.00%, 09/02/2044 1,425 1,434
5.00%, 09/02/2048 940 946
5.00%, 06/01/2051
(e)
1,950 1,841
5.25%, 12/01/2034 3,500 3,504
5.25%, 12/01/2038
(e)
1,000 1,032
5.25%, 12/01/2043
(e)
3,825 3,898
5.25%, 12/01/2044 1,370 1,496
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
4.00%, 05/15/2036
(c)
3,000 3,096
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,055
6.00%, 05/01/2043 1,550 1,585
Chino Valley Unified School District
5.00%, 08/01/2055
(f)
6,570 6,762
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,290
City of Irvine CA
4.00%, 09/02/2038 1,000 1,014
City of Long Beach CA Airport System
Revenue (credit support from Assured Guaranty )
5.25%, 06/01/2047
(c)
3,600 3,716
City of Los Angeles Department of Airports
3.25%, 05/15/2049 720 538
5.00%, 05/15/2026 415 418
5.00%, 05/15/2028
(f)
2,760 2,908
5.00%, 05/15/2029 1,875 2,018
5.00%, 05/15/2035 835 971
5.00%, 05/15/2036 5,000 5,286
5.00%, 05/15/2037
(f)
4,225 4,606
5.00%, 05/15/2042
(f)
3,500 3,541
5.00%, 05/15/2044
(f)
3,100 3,133
5.00%, 05/15/2044
(f)
4,090 4,180
5.50%, 05/15/2040
(f)
5,000 5,515
Coachella Valley Unified School District/CA (credit
support from Assured Guaranty )
0.00%, 08/01/2039
(a),(c)
4,000 2,441
Compton Public Finance Authority
4.50%, 09/01/2032
(e)
8,000 8,003
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2037 2,000 2,071
5.25%, 07/01/2054 10,000 10,639
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 10
Escondido Union High School District
0.00%, 08/01/2041
(a)
1,000 546
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046 6,000 5,677
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,010
5.00%, 06/01/2028 5,000 5,195
5.00%, 06/01/2051 10,630 10,434
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 295 296
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,010
La Verne Public Financing Authority
7.25%, 09/01/2026 105 105
Long Beach Bond Finance Authority
5.00%, 11/15/2035 3,485 4,016
5.50%, 11/15/2032 1,010 1,172
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue
5.00%, 07/01/2038 $ 1,695 $ 1,900
5.00%, 07/01/2038 960 1,114
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 2,000 2,006
5.50%, 12/01/2054 10,000 10,967
Los Angeles Department of Water & Power
5.00%, 07/01/2029 520 566
5.00%, 07/01/2042 2,180 2,374
5.00%, 07/01/2043
(f)
5,000 5,306
Los Angeles Department of Water & Power Water
System Revenue (credit support from Build
America Mutual Assurance Corp )
5.00%, 07/01/2036
(c)
8,700 10,197
Los Angeles Unified School District/CA
5.00%, 07/01/2033 2,000 2,402
5.25%, 07/01/2042 2,000 2,083
Merced Union High School District
0.00%, 08/01/2032
(a)
3,380 2,842
Metropolitan Water District of Southern California
5.00%, 07/01/2040 5,000 5,434
5.00%, 04/01/2054 1,000 1,055
M-S-R Energy Authority
6.13%, 11/01/2029 1,325 1,407
6.13%, 11/01/2029 1,580 1,677
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(c)
895 897
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2047 6,000 6,005
Nuveen California AMT-Free Quality Municipal
Income Fund
2.73%, 10/01/2047
(d),(e)
200 200
Pasadena Unified School District
5.25%, 08/01/2047 2,250 2,477
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 1,001
Port of Los Angeles
5.00%, 08/01/2033 500 576
5.00%, 08/01/2034 3,465 4,028
5.00%, 08/01/2036 500 569
Poway Unified School District
0.00%, 08/01/2036
(a)
4,000 2,867
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,051
Richmond Joint Powers Financing Authority (credit
support from Assured Guaranty )
5.00%, 11/01/2035
(c)
1,180 1,280
5.00%, 11/01/2037
(c)
3,660 3,928
Riverside County Transportation Commission
4.00%, 06/01/2037 1,875 1,919
4.00%, 06/01/2046 3,460 3,137
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,036
Sacramento City Unified School District/CA (credit
support from Assured Guaranty )
5.00%, 08/01/2054
(c)
8,000 8,345
Sacramento Municipal Utility District
5.00%, 11/15/2054 1,000 1,052
San Diego Association of Governments South Bay
Expressway Revenue
5.00%, 07/01/2036 1,500 1,547
5.00%, 07/01/2037 2,300 2,369

Schedule of Investments
California Municipal Fund
January 31, 2026 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
San Diego County Regional Airport Authority
4.00%, 07/01/2038 $ 10,815 $ 11,093
5.00%, 07/01/2039 2,000 2,136
5.00%, 07/01/2042 1,345 1,363
5.25%, 07/01/2042 2,745 3,062
San Diego Housing Authority Inc (credit support
from Federal Home Loan Mortgage Corporation
Collateral HUD Section 8 )
4.20%, 06/01/2040
(c)
3,260 3,320
San Francisco Bay Area Rapid Transit District Sales
Tax Revenue
4.00%, 07/01/2039 2,075 2,089
San Francisco City & County Airport Comm-San
Francisco International Airport
1.40%, 05/01/2058
(d)
1,400 1,400
5.00%, 05/01/2035 1,000 1,062
5.00%, 05/01/2036 3,000 3,174
5.25%, 05/01/2049 3,500 3,656
5.50%, 05/01/2043 4,000 4,394
5.50%, 05/01/2055 10,000 10,597
San Joaquin Valley Clean Energy Authority
5.50%, 01/01/2056
(d)
9,050 10,173
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty )
5.00%, 08/01/2030
(c)
1,000 1,002
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 680 631
Santa Monica-Malibu Unified School District
4.00%, 08/01/2041 2,340 2,376
4.00%, 08/01/2042 2,000 2,068
5.00%, 07/01/2035
(g)
1,000 1,210
5.00%, 08/01/2054 5,000 5,258
Southern California Public Power Authority
5.00%, 11/01/2029 4,725 5,068
5.00%, 07/01/2049 1,000 1,040
5.00%, 07/01/2053 1,000 1,032
State of California
5.00%, 09/01/2028 5 5
5.00%, 03/01/2035 5,000 6,059
5.00%, 03/01/2038 2,000 2,344
5.00%, 09/01/2043 6,000 6,597
5.00%, 08/01/2045 9,500 10,407
State of California (credit support from Assured
Guaranty )
5.25%, 08/01/2032
(c)
5,000 5,780
Tender Option Bond Trust Receipts/Certificates
2.36%, 10/01/2049
(d),(e)
290 290
2.90%, 12/01/2032
(d),(e)
2,000 2,000
2.95%, 05/01/2028
(d),(e)
700 700
2.95%, 05/01/2031
(d),(e)
700 700
2.95%, 05/01/2033
(d),(e)
1,200 1,200
2.95%, 05/01/2033
(d),(e)
4,000 4,000
2.95%, 11/01/2043
(d),(e)
350 350
3.00%, 08/01/2030
(d),(e)
500 500
3.00%, 07/01/2053
(d),(e)
250 250
Tender Option Bond Trust Receipts/
Certificates (credit support from Build America
Mutual Assurance Corp )
2.38%, 07/01/2046
(c),(d),(e)
800 800
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2035 1,500 1,576
Travis Unified School District (credit support from
Assured Guaranty )
5.00%, 09/01/2029
(c)
1,000 1,002
University of California
1.99%, 05/15/2054
(d)
950 950
5.25%, 05/15/2040 4,250 5,284
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty )
5.00%, 03/01/2039
(c)
$ 1,500 $ 1,502
$ 653,664
Guam - 1 .59%
Guam Government Waterworks Authority
5.00%, 07/01/2040 7,890 8,015
5.50%, 07/01/2044 1,545 1,661
Port Authority of Guam
5.00%, 07/01/2048 1,000 1,006
$ 10,682
Puerto Rico - 3 .84%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(a)
526 385
0.00%, 11/01/2043
(a),(d)
1,569 1,029
4.00%, 07/01/2037 316 310
4.00%, 07/01/2046 446 397
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing
Authority
6.50%, 01/01/2041 3,420 3,938
6.50%, 01/01/2042 3,250 3,710
6.75%, 01/01/2045 5,550 6,288
6.75%, 01/01/2045 3,250 3,683
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
5.00%, 07/01/2058 6,296 6,162
$ 25,902
TOTAL MUNICIPAL BONDS $ 690,248
Total Investments $ 690,301
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.47)%
Notes with interest rates of 2.29% - 2.48% at
January 31, 2026 and contractual maturities of
collateral of 2027-2030.
(h)
$ (23,385) (23,385)
Total Net Investments $ 666,916
Other Assets and Liabilities -  1.00% 6,744
TOTAL NET ASSETS - 100.00% $ 673,660
(a) Non-income producing security
(b) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $100,459 or 14.91% of net assets.
(f) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(g) Security purchased on a when-issued basis.
(h) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
January 31, 2026.

Schedule of Investments
Core Fixed Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .48 % Shares Held Value (000's)
Money Market Funds - 1 .48%
BlackRock Liquidity FedFund - Institutional Class
3.58%
(a),(b)
3,086,914 $ 3,087
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(b),(c)
154,205,964 154,206
$ 157,293
TOTAL INVESTMENT COMPANIES $ 157,293
COMMON STOCKS - 0 .06 % Shares Held Value (000's)
Transportation - 0 .06%
Trailer Bridge Inc
(d),(e),(f)
178,279 $ 6,619
TOTAL COMMON STOCKS $ 6,619
BONDS - 57 .84%
Principal
Amount (000's) Value (000's)
Airlines - 1 .10%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(g)
$ 18,242 $ 18,326
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(g)
27,523 27,836
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
22,451 22,621
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 6,582 6,110
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 40,552 41,997
$ 116,890
Apparel - 0 .14%
Under Armour Inc
3.25%, 06/15/2026 14,750 14,667
Automobile Asset Backed Securities - 0 .58%
Ford Credit Floorplan Master Owner Trust A
4.96%, 05/15/2028
(g)
20,000 20,053
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.25%
Nissan Master Owner Trust Receivables
4.38%, 02/15/2028
(g)
38,000 38,007
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.67%
Toyota Auto Receivables 2024-C Owner Trust
5.16%, 05/17/2027 3,630 3,634
$ 61,694
Automobile Manufacturers - 0 .49%
American Honda Finance Corp
2.30%, 09/09/2026 7,000 6,935
4.40%, 10/05/2026 30,000 30,107
4.90%, 07/09/2027 15,000 15,215
$ 52,257
Banks - 8 .70%
Bank of America Corp
3.19%, 07/23/2030
(h)
8,000 7,738
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.97%, 02/07/2030
(h)
8,000 7,962
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.98%, 01/24/2029
(h)
29,000 29,536
Secured Overnight Financing Rate + 0.83%
5.74%, 02/12/2036
(h)
28,000 28,951
Secured Overnight Financing Rate + 1.70%
Bank of New York Mellon Corp/The
1.65%, 01/28/2031 10,000 8,864
2.80%, 05/04/2026 8,000 7,980
3.00%, 10/30/2028 9,000 8,780
4.03%, 01/22/2030
(h)
18,000 17,984
Secured Overnight Financing Rate + 0.63%
4.94%, 02/11/2031
(h)
29,000 29,801
Secured Overnight Financing Rate + 0.89%
5.32%, 06/06/2036
(h)
10,000 10,306
Secured Overnight Financing Rate + 1.35%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon/The
4.73%, 04/20/2029
(h)
$ 13,000 $ 13,220
Secured Overnight Financing Rate + 1.14%
Citibank NA
4.88%, 11/19/2027
(h)
24,000 24,169
Secured Overnight Financing Rate + 0.71%
Citigroup Inc
2.98%, 11/05/2030
(h)
51,000 48,606
Secured Overnight Financing Rate + 1.42%
4.45%, 09/29/2027 8,000 8,052
5.17%, 09/11/2036
(h)
11,000 11,047
Secured Overnight Financing Rate + 1.49%
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 10,993
Goldman Sachs Group Inc/The
1.99%, 01/27/2032
(h)
15,000 13,313
Secured Overnight Financing Rate + 1.09%
3.50%, 11/16/2026 21,000 20,949
3.81%, 04/23/2029
(h)
13,000 12,922
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
4.37%, 10/21/2031
(h)
29,750 29,580
Secured Overnight Financing Rate + 1.06%
5.54%, 01/28/2036
(h)
23,000 23,777
Secured Overnight Financing Rate + 1.38%
JPMorgan Chase & Co
2.53%, 11/19/2041
(h)
9,000 6,454
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.74%, 10/15/2030
(h)
47,000 44,669
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
4.81%, 10/22/2036
(h)
16,250 16,019
Secured Overnight Financing Rate + 1.19%
4.92%, 01/24/2029
(h)
28,000 28,506
Secured Overnight Financing Rate + 0.80%
Morgan Stanley
1.79%, 02/13/2032
(h)
10,000 8,780
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(h)
6,250 5,494
Secured Overnight Financing Rate + 1.02%
2.70%, 01/22/2031
(h)
38,000 35,659
Secured Overnight Financing Rate + 1.14%
3.95%, 04/23/2027 10,000 9,998
5.12%, 02/01/2029
(h)
18,000 18,365
Secured Overnight Financing Rate + 1.73%
6.25%, 08/09/2026 4,000 4,051
Morgan Stanley Bank NA
4.45%, 10/15/2027
(h)
25,000 25,093
Secured Overnight Financing Rate + 0.68%
PNC Bank NA
2.70%, 10/22/2029 53,000 50,179
3.10%, 10/25/2027 4,750 4,695
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(h)
15,000 13,535
Secured Overnight Financing Rate + 0.98%
4.90%, 05/13/2031
(h)
19,000 19,404
Secured Overnight Financing Rate + 1.33%
5.42%, 01/25/2041
(h)
10,000 9,991
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
Truist Bank
3.30%, 05/15/2026 5,000 4,993
4.63%, 09/17/2029
(h)
52,000 52,310
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%

Schedule of Investments
Core Fixed Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp
1.27%, 03/02/2027
(h)
$ 5,500 $ 5,487
Secured Overnight Financing Rate + 0.61%
4.60%, 01/27/2032
(h)
11,000 11,028
Secured Overnight Financing Rate + 0.97%
US Bancorp
2.49%, 11/03/2036
(h)
29,000 25,389
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 6,000 5,784
3.15%, 04/27/2027 3,800 3,773
3.90%, 04/26/2028 5,000 5,009
4.84%, 02/01/2034
(h)
25,000 25,099
Secured Overnight Financing Rate + 1.60%
5.08%, 05/15/2031
(h)
12,000 12,344
Secured Overnight Financing Rate + 1.30%
5.42%, 02/12/2036
(h),(i)
18,000 18,631
Secured Overnight Financing Rate + 1.41%
Wells Fargo & Co
2.88%, 10/30/2030
(h)
32,000 30,490
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
4.08%, 09/15/2029
(h)
24,000 23,979
Secured Overnight Financing Rate + 0.88%
4.90%, 01/24/2028
(h)
23,500 23,698
Secured Overnight Financing Rate + 0.78%
$ 923,436
Beverages - 0 .81%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 34,000 33,530
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031 21,000 21,686
5.00%, 06/15/2034 30,000 30,866
$ 86,082
Biotechnology - 2 .30%
Amgen Inc
1.65%, 08/15/2028 20,000 18,917
2.20%, 02/21/2027 11,500 11,306
2.45%, 02/21/2030 40,000 37,400
5.25%, 03/02/2033 19,000 19,662
Biogen Inc
2.25%, 05/01/2030 65,000 59,751
Gilead Sciences Inc
1.20%, 10/01/2027 19,000 18,236
2.60%, 10/01/2040 19,000 13,993
3.65%, 03/01/2026 21,000 20,994
4.80%, 11/15/2029 20,000 20,545
5.25%, 10/15/2033 22,000 23,027
$ 243,831
Chemicals - 0 .58%
Air Liquide Finance SA
2.25%, 09/10/2029
(g)
24,000 22,518
Westlake Corp
2.88%, 08/15/2041 15,000 10,198
3.38%, 06/15/2030
(i)
4,500 4,311
5.55%, 11/15/2035
(i)
25,000 24,909
$ 61,936
Commercial Services - 0 .83%
ERAC USA Finance LLC
4.60%, 05/01/2028
(g)
38,500 39,009
5.00%, 02/15/2029
(g)
9,500 9,744
7.00%, 10/15/2037
(g)
13,000 14,988
United Rentals North America Inc
6.00%, 12/15/2029
(g)
24,000 24,597
$ 88,338
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers - 1 .07%
Apple Inc
2.05%, 09/11/2026 $ 30,000 $ 29,693
2.38%, 02/08/2041 20,000 14,319
3.20%, 05/11/2027 13,000 12,933
3.25%, 02/23/2026 13,000 12,995
4.15%, 05/10/2030 24,500 24,744
4.75%, 05/12/2035
(i)
18,000 18,396
$ 113,080
Diversified Financial Services - 1 .77%
Atlas Warehouse Lending Co LP
4.63%, 11/15/2028
(g)
16,000 16,071
4.95%, 11/15/2030
(g)
14,000 14,059
6.05%, 01/15/2028
(g)
22,000 22,676
6.25%, 01/15/2030
(g)
27,000 28,502
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030
(g)
30,000 30,825
6.20%, 06/18/2035
(g)
10,000 10,513
Jefferies Financial Group Inc
2.63%, 10/15/2031 30,000 26,707
2.75%, 10/15/2032 8,000 6,991
4.15%, 01/23/2030 19,000 18,753
4.85%, 01/15/2027 1,750 1,763
6.25%, 01/15/2036 10,325 10,780
$ 187,640
Electric - 9 .96%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 16,162
5.40%, 03/15/2053 23,000 22,241
AES Corp/The
5.80%, 03/15/2032 38,000 39,284
Alabama Power Co
1.45%, 09/15/2030 25,000 22,165
3.13%, 07/15/2051 19,000 12,612
3.45%, 10/01/2049 42,000 30,136
Alliant Energy Finance LLC
1.40%, 03/15/2026
(g)
4,500 4,483
5.95%, 03/30/2029
(g)
10,000 10,479
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 23,000 14,285
Black Hills Corp
2.50%, 06/15/2030 15,000 13,868
3.05%, 10/15/2029 39,500 37,795
3.15%, 01/15/2027 7,500 7,437
4.35%, 05/01/2033 8,000 7,722
Dayton Power & Light Co/The
3.95%, 06/15/2049 14,000 10,503
Entergy Corp
2.40%, 06/15/2031 24,000 21,558
Entergy Louisiana LLC
2.90%, 03/15/2051 18,500 11,600
3.25%, 04/01/2028 12,000 11,851
4.20%, 09/01/2048 31,000 25,036
FirstEnergy Pennsylvania Electric Co
4.30%, 01/15/2029
(g)
14,000 14,041
FirstEnergy Transmission LLC
2.87%, 09/15/2028
(g)
25,000 24,251
Florida Power & Light Co
2.88%, 12/04/2051 20,000 12,774
3.15%, 10/01/2049 25,000 17,136
5.05%, 04/01/2028 14,500 14,862
5.15%, 06/15/2029 20,000 20,754
Indianapolis Power & Light Co
5.05%, 08/15/2035
(g)
39,000 39,190
5.70%, 04/01/2054
(g)
15,500 15,421
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 8,751
3.50%, 09/30/2049 66,000 47,425
5.60%, 06/29/2035 16,000 16,645

Schedule of Investments
Core Fixed Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Monongahela Power Co
3.55%, 05/15/2027
(g)
$ 20,000 $ 19,881
5.85%, 02/15/2034
(g)
10,500 11,121
Nevada Power Co
2.40%, 05/01/2030 20,500 18,949
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 48,611
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 12,116
5.10%, 05/15/2053 28,500 26,374
Oncor Electric Delivery Co LLC
2.70%, 11/15/2051 15,000 8,922
3.10%, 09/15/2049 33,500 22,278
4.10%, 11/15/2048 5,000 3,997
5.65%, 11/15/2033 24,000 25,406
5.75%, 03/15/2029 21,000 22,000
PacifiCorp
5.25%, 06/15/2035 5,750 5,731
5.35%, 12/01/2053 34,000 29,981
6.25%, 10/15/2037 2,500 2,625
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 11,298
4.85%, 02/15/2034 19,000 19,152
5.25%, 05/15/2053 52,000 49,623
Public Service Co of Colorado
1.88%, 06/15/2031 11,500 10,130
3.20%, 03/01/2050 15,000 10,191
Solar Star Funding LLC
3.95%, 06/30/2035
(g)
4,247 4,047
5.38%, 06/30/2035
(g)
15,491 15,731
Southwestern Electric Power Co
1.65%, 03/15/2026 24,000 23,935
2.75%, 10/01/2026 10,000 9,921
3.85%, 02/01/2048 12,500 9,378
Tucson Electric Power Co
3.25%, 05/01/2051 18,000 12,082
4.85%, 12/01/2048 7,000 6,205
Wisconsin Power and Light Co
5.38%, 03/30/2034 19,000 19,598
Xcel Energy Inc
2.60%, 12/01/2029 32,000 30,208
3.50%, 12/01/2049 24,000 17,202
$ 1,057,160
Electronics - 0 .43%
Keysight Technologies Inc
3.00%, 10/30/2029 48,000 45,976
Entertainment - 0 .13%
Warnermedia Holdings Inc
5.05%, 03/15/2042 20,000 14,050
Environmental Control - 1 .21%
Republic Services Inc
1.75%, 02/15/2032 29,500 25,467
2.30%, 03/01/2030 16,500 15,376
4.88%, 04/01/2029 23,500 24,089
5.15%, 03/15/2035
(i)
9,000 9,273
Waste Connections Inc
5.25%, 09/01/2035 52,000 53,662
$ 127,867
Food - 0 .83%
Kraft Heinz Foods Co
3.75%, 04/01/2030 21,000 20,540
Mars Inc
4.45%, 03/01/2027
(g)
28,000 28,205
5.00%, 03/01/2032
(g)
38,000 39,050
$ 87,795
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas - 1 .00%
NiSource Inc
2.95%, 09/01/2029 $ 29,000 $ 27,805
3.60%, 05/01/2030 14,000 13,622
5.35%, 04/01/2034 39,000 40,185
5.35%, 07/15/2035 24,000 24,482
$ 106,094
Healthcare - Services - 1 .73%
HCA Inc
4.13%, 06/15/2029 14,000 13,969
4.60%, 11/15/2032 39,500 39,131
5.60%, 04/01/2034 37,000 38,428
5.63%, 09/01/2028 2,000 2,061
7.50%, 11/06/2033 1,950 2,233
UnitedHealth Group Inc
2.00%, 05/15/2030 9,000 8,211
2.88%, 08/15/2029 15,000 14,417
3.50%, 08/15/2039 14,000 11,561
4.70%, 04/15/2029 28,500 29,058
4.75%, 07/15/2026 24,000 24,089
$ 183,158
Insurance - 2 .58%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 36,500 32,625
1.85%, 03/12/2030 8,000 7,360
2.50%, 01/15/2051 12,500 7,409
2.85%, 10/15/2050 30,500 19,420
Fidelity National Financial Inc
3.40%, 06/15/2030 32,000 30,537
4.50%, 08/15/2028 39,500 39,780
First American Financial Corp
2.40%, 08/15/2031 22,000 19,266
4.00%, 05/15/2030 28,000 27,094
5.45%, 09/30/2034 30,000 30,159
Prudential Financial Inc
2.10%, 03/10/2030
(i)
23,000 21,354
3.88%, 03/27/2028 4,550 4,555
5.20%, 03/14/2035 34,000 34,683
$ 274,242
Internet - 1 .29%
Amazon.com Inc
2.88%, 05/12/2041 20,000 15,081
3.95%, 04/13/2052 10,000 7,796
4.05%, 08/22/2047 38,000 31,056
5.45%, 11/20/2055 39,500 38,468
Beignet Investor LLC
6.58%, 05/30/2049
(g)
43,000 44,772
$ 137,173
Lodging - 1 .03%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 40,991
3.70%, 01/15/2031
(i)
11,000 10,536
Marriott International Inc/MD
2.75%, 10/15/2033 36,000 31,438
Travel + Leisure Co
4.50%, 12/01/2029
(g),(i)
26,500 25,833
$ 108,798
Media - 1 .64%
Comcast Corp
2.65%, 02/01/2030 33,000 31,122
3.30%, 02/01/2027 10,000 9,957
4.25%, 10/15/2030 4,500 4,499
4.65%, 02/15/2033 30,000 29,974
6.45%, 03/15/2037 1,800 1,982
Discovery Communications LLC
3.63%, 05/15/2030 9,000 8,314
4.13%, 05/15/2029 22,000 21,371
5.30%, 05/15/2049 13,000 8,580

Schedule of Investments
Core Fixed Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Time Warner Cable LLC
6.55%, 05/01/2037 $ 7,400 $ 7,434
6.75%, 06/15/2039 6,000 6,028
7.30%, 07/01/2038 7,750 8,229
Walt Disney Co/The
2.00%, 09/01/2029 28,000 26,221
6.40%, 12/15/2035 8,900 9,979
$ 173,690
Oil & Gas - 1 .01%
BP Capital Markets America Inc
3.94%, 09/21/2028 13,000 13,015
4.70%, 04/10/2029 39,000 39,813
4.87%, 11/25/2029 24,000 24,642
Canadian Natural Resources Ltd
5.00%, 12/15/2029 14,500 14,894
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 8,560
Phillips 66
1.30%, 02/15/2026 2,302 2,299
Suncor Energy Inc
4.00%, 11/15/2047 4,500 3,446
$ 106,669
Other Asset Backed Securities - 0 .41%
Verizon Master Trust
4.56%, 06/20/2029 43,500 43,576
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.85%
Packaging & Containers - 0 .07%
Sealed Air Corp
6.88%, 07/15/2033
(g)
6,900 7,254
Pharmaceuticals - 1 .77%
AbbVie Inc
4.65%, 03/15/2028 19,000 19,318
5.05%, 03/15/2034 60,000 61,506
Bristol-Myers Squibb Co
1.13%, 11/13/2027 12,500 11,960
1.45%, 11/13/2030 10,000 8,839
5.90%, 11/15/2033 9,833 10,689
CVS Health Corp
1.30%, 08/21/2027 14,000 13,426
3.00%, 08/15/2026 17,000 16,907
4.30%, 03/25/2028 5,046 5,063
5.05%, 03/25/2048 23,000 20,226
5.45%, 09/15/2035 19,000 19,332
$ 187,266
Pipelines - 1 .94%
Buckeye Partners LP
3.95%, 12/01/2026 10,500 10,425
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 11,672
Enterprise Products Operating LLC
4.30%, 06/20/2028 39,750 40,093
4.60%, 01/15/2031 46,000 46,578
NGPL PipeCo LLC
3.25%, 07/15/2031
(g)
15,000 13,823
4.88%, 08/15/2027
(g)
43,000 43,230
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 13,541
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 5,500
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,351
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 7,372
7.25%, 08/15/2038 10,000 11,483
$ 206,068
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 8 .64%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 $ 13,000 $ 10,672
2.00%, 05/18/2032 14,000 11,882
2.75%, 12/15/2029 14,500 13,680
3.38%, 08/15/2031 30,000 28,109
4.75%, 04/15/2035 14,500 13,996
4.90%, 12/15/2030 4,250 4,318
American Tower Corp
1.88%, 10/15/2030 20,000 17,892
2.10%, 06/15/2030 3,000 2,731
2.75%, 01/15/2027 53,000 52,418
2.95%, 01/15/2051 10,000 6,362
3.38%, 10/15/2026 5,000 4,979
American Tower Trust #1
5.49%, 03/15/2053
(g)
14,000 14,238
Crown Castle Inc
2.25%, 01/15/2031 18,000 16,099
2.90%, 04/01/2041 30,000 21,882
3.10%, 11/15/2029 8,000 7,644
4.00%, 11/15/2049 17,000 12,784
4.30%, 02/15/2029 13,000 13,005
5.00%, 01/11/2028 18,000 18,281
CubeSmart LP
2.00%, 02/15/2031 26,000 23,016
3.00%, 02/15/2030 18,000 17,057
4.38%, 02/15/2029 2,000 2,009
DOC DR LLC
2.63%, 11/01/2031 32,000 28,750
4.30%, 03/15/2027 22,400 22,448
Healthcare Realty Holdings LP
2.40%, 03/15/2030 9,000 8,230
3.63%, 01/15/2028 3,500 3,466
Healthpeak OP LLC
2.88%, 01/15/2031 7,000 6,493
3.00%, 01/15/2030 50,000 47,452
5.25%, 12/15/2032 14,000 14,356
Omega Healthcare Investors Inc
3.38%, 02/01/2031 46,000 43,037
3.63%, 10/01/2029 32,000 31,014
4.75%, 01/15/2028 7,000 7,059
Prologis LP
2.88%, 11/15/2029 12,500 11,953
3.38%, 12/15/2027 25,000 24,832
SBA Tower Trust
1.63%, 05/15/2051
(g)
46,000 45,124
2.33%, 07/15/2052
(g)
10,000 9,615
2.59%, 10/15/2056
(g)
20,500 18,400
Store Capital LLC
2.75%, 11/18/2030 18,500 16,852
4.63%, 03/15/2029 33,500 33,423
Ventas Realty LP
3.00%, 01/15/2030 8,000 7,614
3.85%, 04/01/2027 21,000 20,966
5.00%, 02/15/2036 24,000 23,759
5.63%, 07/01/2034 38,500 40,150
Welltower OP LLC
2.70%, 02/15/2027 12,000 11,861
2.75%, 01/15/2031 7,000 6,512
3.10%, 01/15/2030 25,000 23,971
4.13%, 03/15/2029 6,000 6,017
4.25%, 04/15/2028 4,000 4,028
4.50%, 07/01/2030 24,500 24,746
Weyerhaeuser Co
7.38%, 03/15/2032 11,281 12,838
WP Carey Inc
2.40%, 02/01/2031 21,000 18,971
3.85%, 07/15/2029 30,000 29,689
$ 916,680

Schedule of Investments
Core Fixed Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors - 0 .39%
NVIDIA Corp
2.00%, 06/15/2031 $ 19,000 $ 17,119
2.85%, 04/01/2030 14,000 13,379
3.50%, 04/01/2040 13,000 10,963
$ 41,461
Software - 0 .44%
Oracle Corp
4.80%, 09/26/2032 14,000 13,554
5.50%, 08/03/2035 33,500 32,660
$ 46,214
Telecommunications - 1 .72%
Corning Inc
4.75%, 03/15/2042 4,650 4,297
5.45%, 11/15/2079 43,500 40,094
Crown Castle Towers LLC
4.24%, 07/15/2048
(g)
16,000 15,980
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 09/20/2029
(g)
15,525 15,640
T-Mobile USA Inc
2.05%, 02/15/2028 10,000 9,621
2.55%, 02/15/2031 20,000 18,296
3.00%, 02/15/2041 39,000 28,916
4.63%, 01/15/2033 21,500 21,358
5.30%, 05/15/2035
(i)
27,500 28,040
$ 182,242
Transportation - 0 .61%
Ryder System Inc
2.90%, 12/01/2026 51,000 50,565
5.00%, 03/15/2030 14,000 14,335
$ 64,900
Trucking & Leasing - 0 .64%
Penske Truck Leasing Co Lp / PTL Finance Corp
1.70%, 06/15/2026
(g)
39,000 38,670
4.55%, 01/15/2031
(g)
18,500 18,463
5.70%, 02/01/2028
(g)
10,000 10,279
$ 67,412
TOTAL BONDS $ 6,135,596
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 40 .06%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .05%
3.50%, 03/01/2048 $ 6,157 $ 5,822
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 24 .15%
2.00%, 10/01/2050 29,756 24,645
2.00%, 11/01/2050 30,008 24,869
2.00%, 12/01/2050 34,610 28,623
2.00%, 12/01/2050 34,744 28,741
2.50%, 09/01/2050 29,800 25,772
2.50%, 10/01/2050 29,756 25,684
2.50%, 10/01/2050 30,716 26,499
2.50%, 11/01/2050 30,645 26,538
2.50%, 11/01/2050 29,175 25,244
2.50%, 11/01/2050 28,568 24,725
2.50%, 11/01/2050 30,803 26,588
2.50%, 11/01/2050 29,312 25,386
2.50%, 02/01/2052 29,938 25,573
3.00%, 06/01/2042 10,875 10,071
3.00%, 08/01/2049 14,723 13,311
3.00%, 09/01/2049 10,911 9,793
3.00%, 10/01/2049 13,574 12,246
3.00%, 10/01/2049 15,661 14,127
3.00%, 10/01/2049 11,520 10,357
3.00%, 11/01/2049 13,702 12,302
3.00%, 11/01/2049 15,687 14,150
3.00%, 11/01/2049 10,816 9,727
3.00%, 03/01/2050 16,103 14,524
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 04/01/2050 $ 17,248 $ 15,552
3.00%, 09/01/2050 19,177 17,175
3.00%, 05/01/2052 14,945 13,459
3.50%, 06/01/2046 11,125 10,559
3.50%, 08/01/2047 6,442 6,066
3.50%, 09/01/2047 26,710 24,907
3.50%, 12/01/2047 6,551 6,149
3.50%, 06/01/2049 24,553 23,044
3.50%, 07/01/2049 7,962 7,446
3.50%, 09/01/2049 22,970 21,497
3.50%, 09/01/2049 7,644 7,147
3.50%, 09/01/2049 7,001 6,544
3.50%, 11/01/2049 9,439 8,820
3.50%, 11/01/2049 11,128 10,502
3.50%, 12/01/2049 11,271 10,533
3.50%, 01/01/2050 32,617 30,540
3.50%, 02/01/2050 20,957 19,460
3.50%, 06/01/2050 18,925 17,695
3.50%, 08/01/2050 25,708 24,051
3.50%, 10/01/2050 24,540 22,905
3.50%, 01/01/2051 26,544 24,935
3.50%, 01/01/2051 18,832 17,588
3.50%, 04/01/2052 40,068 37,344
3.50%, 04/01/2052 29,892 27,806
4.00%, 02/01/2044 6,815 6,667
4.00%, 06/01/2046 9,526 9,306
4.00%, 10/01/2047 25,873 25,180
4.00%, 10/01/2048 7,342 7,146
4.00%, 03/01/2049 20,800 20,233
4.00%, 04/01/2049 23,139 22,512
4.00%, 06/01/2049 34,610 33,680
4.00%, 08/01/2049 26,566 25,828
4.00%, 10/01/2049 12,157 11,783
4.00%, 12/01/2049 19,114 18,686
4.00%, 01/01/2050 16,858 16,319
4.00%, 07/01/2050 36,816 35,783
4.00%, 02/01/2052 34,652 33,322
4.00%, 02/01/2052 30,705 29,539
4.00%, 02/01/2052 29,187 28,053
4.00%, 05/01/2052 38,428 36,962
4.00%, 05/01/2052 36,020 34,556
4.00%, 06/01/2052 31,190 30,051
4.50%, 06/01/2046 10,882 10,904
4.50%, 07/01/2052 14,783 14,585
4.50%, 07/01/2052 35,728 35,118
4.50%, 08/01/2052 31,264 30,941
4.50%, 08/01/2052 35,525 35,075
4.50%, 08/01/2052 31,815 31,467
4.50%, 09/01/2052 31,767 31,322
4.50%, 09/01/2052 29,856 29,478
4.50%, 09/01/2052 32,086 31,846
4.50%, 10/01/2052 20,174 19,954
4.50%, 10/01/2052 32,289 31,964
4.50%, 11/01/2052 34,658 34,372
4.50%, 11/01/2052 33,334 32,897
4.50%, 02/01/2053 30,558 30,282
5.00%, 07/01/2052 33,705 34,171
5.00%, 09/01/2052 31,686 32,062
5.00%, 10/01/2052 30,606 30,942
5.00%, 10/01/2052 19,577 19,781
5.00%, 02/01/2053 30,625 31,015
5.00%, 03/01/2053 31,618 31,948
5.00%, 07/01/2053 32,044 32,432
5.00%, 09/01/2053 25,273 25,517
5.00%, 10/01/2053 37,726 38,031
5.00%, 10/01/2053 39,952 40,350
5.00%, 02/01/2054 36,592 36,885

Schedule of Investments
Core Fixed Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 11/01/2054 $ 39,044 $ 39,453
5.00%, 12/01/2054 38,834 39,169
5.00%, 11/01/2055 39,688 40,000
5.50%, 02/01/2053 28,886 29,655
5.50%, 03/01/2053 31,799 32,739
5.50%, 04/01/2053 29,612 30,476
5.50%, 07/01/2053 32,118 32,998
5.50%, 09/01/2053 32,405 33,224
5.50%, 09/01/2053 31,660 32,567
5.50%, 03/01/2054 25,964 26,589
5.50%, 06/01/2054 27,283 27,994
5.50%, 10/01/2054 35,931 36,916
5.50%, 12/01/2054 37,320 38,343
5.50%, 04/01/2055 37,490 38,419
6.00%, 10/01/2053 31,602 32,886
$ 2,561,592
Government National Mortgage Association (GNMA) - 0 .09%
3.00%, 02/20/2046 10,506 9,636
U.S. Treasury - 15 .77%
0.38%, 09/30/2027 40,000 37,986
0.50%, 10/31/2027 40,000 37,972
0.75%, 01/31/2028 40,000 37,867
0.88%, 11/15/2030 40,000 34,934
1.13%, 02/15/2031 40,000 35,152
1.13%, 08/15/2040 55,000 34,403
1.25%, 08/15/2031 40,000 34,786
1.25%, 05/15/2050 40,000 19,097
1.38%, 08/15/2050 40,000 19,617
1.50%, 02/15/2030 40,000 36,720
1.63%, 11/15/2050 40,000 20,923
1.75%, 11/15/2029 40,000 37,308
1.75%, 08/15/2041 55,000 36,990
1.88%, 02/15/2032 40,000 35,584
1.88%, 02/15/2051 40,000 22,281
1.88%, 11/15/2051 55,000 30,284
2.00%, 08/15/2051 55,000 31,406
2.25%, 08/15/2027 40,000 39,241
2.25%, 11/15/2027 40,000 39,114
2.25%, 08/15/2046 50,000 32,824
2.25%, 08/15/2049 40,000 24,995
2.25%, 02/15/2052 50,000 30,213
2.38%, 05/15/2051 40,000 25,112
2.63%, 02/15/2029 40,000 38,866
2.75%, 07/31/2027
(j)
40,000 39,548
2.75%, 02/15/2028 40,000 39,378
2.75%, 08/15/2032 40,000 37,158
2.75%, 08/15/2042 50,000 38,496
2.75%, 08/15/2047 45,000 32,062
2.88%, 05/15/2028 40,000 39,403
2.88%, 08/15/2028 40,000 39,325
2.88%, 05/15/2032 20,000 18,793
2.88%, 05/15/2052 45,000 31,307
3.00%, 11/15/2045 45,000 34,288
3.00%, 08/15/2048 40,000 29,516
3.00%, 08/15/2052 45,000 32,084
3.13%, 11/15/2028 40,000 39,506
3.38%, 05/15/2033 40,000 38,281
3.50%, 02/15/2033 40,000 38,691
3.63%, 02/15/2044 45,000 38,544
3.63%, 02/15/2053 40,000 32,227
3.63%, 05/15/2053 40,000 32,198
3.75%, 11/15/2043 40,000 34,952
3.88%, 08/15/2033 40,000 39,473
4.00%, 02/15/2034 40,000 39,669
4.00%, 11/15/2052 40,000 34,533
4.13%, 11/15/2032 40,000 40,267
4.50%, 11/15/2033 40,000 41,069
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.63%, 05/15/2054 $ 40,000 $ 38,313
$ 1,672,756
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 4,249,806
Total Investments $ 10,549,314
Other Assets and Liabilities -  0.56% 59,575
TOTAL NET ASSETS - 100.00% $ 10,608,889
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $29,967 or
0.28% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $907,566 or 8.55% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $36,812 or 0.35% of net assets.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$4,914 or 0.05% of net assets.

Schedule of Investments
Core Fixed Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.59% $ 97,792 $ 705,880 $ 649,466 $ 154,206
$ 97,792 $ 705,880 $ 649,466 $ 154,206
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.59% $ 1,143 $ — $ — $ —
$ 1,143 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 6,619 0.06%
Total $ 6,619 0.06%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 2 Year Treasury Note; March 2026 Long 4,344 $ 905,690 $ (1,272)
US Ultra Bond; March 2026 Short 396 46,505 962
Total $ (310)
Amounts in thousands except contracts.

Schedule of Investments
Core Plus Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 12 .70 % Shares Held Value (000's)
Exchange-Traded Funds - 7 .76%
iShares Broad USD High Yield Corporate Bond
ETF
568,000 $ 21,379
Vanguard Emerging Markets Government Bond
ETF
150,000 10,149
Vanguard Short-Term Corporate Bond ETF
(a)
98,000 7,845
$ 39,373
Money Market Funds - 4 .94%
BlackRock Liquidity FedFund - Institutional Class
3.58%
(b),(c)
970,559 971
Principal Government Money Market Fund - Class
R-6 3.59%
(b),(c),(d)
24,112,135 24,112
$ 25,083
TOTAL INVESTMENT COMPANIES $ 64,456
COMMON STOCKS - 0 .01 % Shares Held Value (000's)
Oil & Gas - 0 .01%
Mesquite Energy Inc
(e),(f)
407 $ 29
Retail - 0 .00%
Claire's Holdings LLC
(e),(f)
232 —
TOTAL COMMON STOCKS $ 29
BONDS - 61 .52%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .30%
Boeing Co/The
5.15%, 05/01/2030 $ 200 $ 206
5.81%, 05/01/2050 1,760 1,738
7.01%, 05/01/2064 340 388
Bombardier Inc
7.50%, 02/01/2029
(g)
150 156
Northrop Grumman Corp
4.95%, 03/15/2053 250 227
5.20%, 06/01/2054 490 462
5.25%, 07/15/2035 410 424
RTX Corp
3.03%, 03/15/2052 530 346
4.63%, 11/16/2048 100 88
5.38%, 02/27/2053 425 409
6.10%, 03/15/2034 545 595
6.40%, 03/15/2054 260 286
Spirit AeroSystems Inc
4.60%, 06/15/2028 240 242
TransDigm Inc
6.38%, 03/01/2029
(g)
270 278
6.75%, 01/31/2034
(g)
727 752
$ 6,597
Agriculture - 0 .75%
BAT Capital Corp
4.63%, 03/22/2033 260 258
4.76%, 09/06/2049 125 106
5.83%, 02/20/2031 305 324
7.08%, 08/02/2053 825 933
Philip Morris International Inc
4.38%, 04/30/2030 510 513
4.63%, 11/01/2029 522 531
4.63%, 10/29/2035 505 493
Reynolds American Inc
5.70%, 08/15/2035 635 661
$ 3,819
Airlines - 0 .80%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 7 6
American Airlines Inc
8.50%, 05/15/2029
(g)
236 246
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(g)
385 389
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(g)
1,145 1,158
5.31%, 10/20/2031
(g)
405 410
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
$ 646 $ 651
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(a),(g)
200 206
OneSky Flight LLC
8.88%, 12/15/2029
(g)
9 10
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 700 725
United Airlines Holdings Inc
5.38%, 03/01/2031
(h)
270 273
$ 4,074
Automobile Asset Backed Securities - 4 .30%
Ally Auto Receivables Trust 2025-1
4.03%, 07/17/2028 1,340 1,341
AutoNation Finance Trust 2025-1
5.63%, 09/10/2032
(g)
555 566
BofA Auto Trust 2025-1
4.25%, 11/22/2027
(g)
258 258
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.55%
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 219 220
Chase Auto Owner Trust 2024-4
5.25%, 09/27/2027
(g)
16 16
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029
(g)
1,670 1,677
Drive Auto Receivables Trust 2025-2
4.29%, 10/16/2028 1,792 1,793
Ford Credit Floorplan Master Owner Trust A
4.30%, 09/15/2029
(g)
500 503
GLS Auto Select Receivables Issuer Trust 2026-1
5.25%, 04/18/2033
(g)
250 250
GM Financial Automobile Leasing Trust 2024-3
4.17%, 01/20/2027 340 340
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
4.21%, 10/20/2027 675 676
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 94 95
Mercedes-Benz Auto Lease Trust 2025-A
4.23%, 04/17/2028 1,483 1,485
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
4.61%, 04/16/2029 1,900 1,924
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028 163 163
Santander Drive Auto Receivables Trust 2024-1
5.25%, 04/17/2028 59 59
Santander Drive Auto Receivables Trust 2025-1
4.76%, 08/16/2027 27 27
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 525 526
Santander Drive Auto Receivables Trust 2025-3
4.63%, 10/16/2028 2,191 2,197
Santander Drive Auto Receivables Trust 2025-4
4.28%, 01/15/2029 1,850 1,854
Toyota Lease Owner Trust 2024-B
4.21%, 09/20/2027
(g)
1,880 1,883
USB Auto Owner Trust 2025-1
5.40%, 12/15/2032
(g)
400 405
Volkswagen Auto Lease Trust 2025-B
3.97%, 04/20/2028 1,145 1,146
Wheels Fleet Lease Funding 1 LLC
4.99%, 01/18/2040
(g)
1,544 1,547
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
World Omni Auto Receivables Trust 2023-C
5.15%, 11/15/2028 382 384

Schedule of Investments
Core Plus Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
World Omni Auto Receivables Trust 2025-D
3.91%, 02/15/2029 $ 500 $ 500
$ 21,835
Automobile Manufacturers - 0 .82%
Ford Motor Co
3.25%, 02/12/2032 330 293
9.63%, 04/22/2030 20 23
Ford Motor Credit Co LLC
5.80%, 03/08/2029 1,420 1,460
6.13%, 03/08/2034 335 343
6.80%, 11/07/2028 300 316
Hyundai Capital America
4.50%, 09/18/2030
(g)
590 590
5.25%, 01/08/2027
(g)
490 496
5.30%, 06/24/2029
(g)
345 356
6.50%, 01/16/2029
(g)
265 281
$ 4,158
Automobile Parts & Equipment - 0 .02%
Phinia Inc
6.75%, 04/15/2029
(g)
95 98
Banks - 8 .76%
AIB Group PLC
5.32%, 05/15/2031
(g),(i)
355 367
Secured Overnight Financing Rate + 1.65%
5.87%, 03/28/2035
(g),(i)
815 861
Secured Overnight Financing Rate + 1.91%
Bank of America Corp
2.68%, 06/19/2041
(i)
1,335 978
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(i)
861 790
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(i)
200 188
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
Barclays PLC
5.34%, 09/10/2035
(i)
540 547
Secured Overnight Financing Rate + 1.91%
CaixaBank SA
5.58%, 07/03/2036
(g),(i)
490 502
Secured Overnight Financing Rate + 1.79%
Citigroup Inc
3.79%, 03/17/2033
(i)
1,455 1,384
Secured Overnight Financing Rate + 1.94%
5.17%, 09/11/2036
(i)
315 316
Secured Overnight Financing Rate + 1.49%
Cooperatieve Rabobank UA
4.99%, 05/27/2031
(g),(i)
330 337
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
Danske Bank A/S
4.61%, 10/02/2030
(g),(i)
345 348
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
5.02%, 03/04/2031
(g),(i)
355 362
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.93%
Deutsche Bank AG/New York NY
4.95%, 08/04/2031
(i)
1,310 1,325
Secured Overnight Financing Rate + 1.30%
5.30%, 05/09/2031
(i)
410 420
Secured Overnight Financing Rate + 1.72%
5.71%, 02/08/2028
(i)
485 493
Secured Overnight Financing Rate + 1.59%
Goldman Sachs Group Inc/The
4.52%, 01/21/2032
(i)
725 725
Secured Overnight Financing Rate + 0.96%
4.94%, 10/21/2036
(i)
680 671
Secured Overnight Financing Rate + 1.33%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The (continued)
5.02%, 10/23/2035
(i)
$ 570 $ 570
Secured Overnight Financing Rate + 1.42%
5.07%, 01/21/2037
(i)
1,450 1,444
Secured Overnight Financing Rate + 1.19%
5.39%, 02/02/2041
(h),(i)
1,450 1,437
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.18%
5.56%, 11/19/2045
(i)
425 423
Secured Overnight Financing Rate + 1.58%
5.73%, 01/28/2056
(i)
465 469
Secured Overnight Financing Rate + 1.70%
HSBC Holdings PLC
5.13%, 11/06/2036
(i)
605 604
Secured Overnight Financing Rate + 1.43%
5.24%, 05/13/2031
(i)
1,060 1,091
Secured Overnight Financing Rate + 1.57%
5.74%, 09/10/2036
(i)
330 339
Secured Overnight Financing Rate + 1.96%
Huntington Bancshares Inc/OH
4.62%, 01/28/2032
(i)
150 150
Secured Overnight Financing Rate + 0.99%
5.61%, 01/28/2041
(i)
510 508
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
5.71%, 02/02/2035
(i)
1,945 2,024
Secured Overnight Financing Rate + 1.87%
JPMorgan Chase & Co
4.90%, 01/22/2037
(i)
480 476
Secured Overnight Financing Rate + 1.07%
4.91%, 07/25/2033
(i)
2,055 2,088
Secured Overnight Financing Rate + 2.08%
5.34%, 01/23/2035
(i)
150 155
Secured Overnight Financing Rate + 1.62%
5.58%, 07/23/2036
(i)
640 657
Secured Overnight Financing Rate + 1.64%
6.50%, 04/01/2030
(i),(j)
565 588
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
Keybank National Association
5.00%, 01/26/2033 1,000 1,006
KeyCorp
5.12%, 04/04/2031
(a),(i)
575 589
Secured Overnight Financing Rate + 1.23%
5.31%, 01/28/2037
(i)
295 295
Secured Overnight Financing Rate + 1.37%
6.40%, 03/06/2035
(i)
225 244
Secured Overnight Financing Rate + 2.42%
Morgan Stanley
2.48%, 09/16/2036
(i)
1,140 1,002
Secured Overnight Financing Rate + 1.36%
4.49%, 01/16/2032
(i)
435 435
Secured Overnight Financing Rate + 0.95%
5.19%, 04/17/2031
(i)
1,205 1,240
Secured Overnight Financing Rate + 1.51%
5.31%, 01/18/2041
(i)
900 889
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.32%, 07/19/2035
(i)
3,150 3,230
Secured Overnight Financing Rate + 1.56%
5.52%, 11/19/2055
(i)
322 318
Secured Overnight Financing Rate + 1.71%
5.66%, 04/17/2036
(i)
290 303
Secured Overnight Financing Rate + 1.76%
Morgan Stanley Private Bank NA
4.73%, 07/18/2031
(i)
530 537
Secured Overnight Financing Rate + 1.08%

Schedule of Investments
Core Plus Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
NatWest Group PLC
5.12%, 05/23/2031
(i)
$ 300 $ 308
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
PNC Financial Services Group Inc/The
5.37%, 07/21/2036
(i)
340 348
Secured Overnight Financing Rate + 1.42%
5.40%, 07/23/2035
(i)
170 175
Secured Overnight Financing Rate + 1.60%
5.42%, 01/25/2041
(i)
325 325
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.58%, 01/29/2036
(i)
350 363
Secured Overnight Financing Rate + 1.39%
5.68%, 01/22/2035
(i)
1,680 1,762
Secured Overnight Financing Rate + 1.90%
6.88%, 10/20/2034
(i)
571 642
Secured Overnight Financing Rate + 2.28%
Scotiabank Peru SAA
6.10%, 10/01/2035
(a),(g),(i)
200 208
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.31%
Truist Financial Corp
4.60%, 01/27/2032
(i)
575 576
Secured Overnight Financing Rate + 0.97%
5.44%, 01/24/2030
(i)
235 243
Secured Overnight Financing Rate + 1.62%
7.16%, 10/30/2029
(i)
290 312
Secured Overnight Financing Rate + 2.45%
UBS Group AG
5.43%, 02/08/2030
(g),(i)
405 419
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
7.00%, 02/10/2030
(g),(i),(j),(k)
551 563
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
US Bancorp
2.49%, 11/03/2036
(i)
860 753
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
5.08%, 05/15/2031
(i)
710 730
Secured Overnight Financing Rate + 1.30%
5.42%, 02/12/2036
(a),(i)
420 435
Secured Overnight Financing Rate + 1.41%
5.68%, 01/23/2035
(i)
1,215 1,274
Secured Overnight Financing Rate + 1.86%
Westpac Banking Corp
4.11%, 07/24/2034
(i)
625 616
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
Zions Bancorp NA
4.70%, 08/18/2028
(i)
675 677
Secured Overnight Financing Rate + 1.16%
$ 44,454
Biotechnology - 0 .23%
Amgen Inc
5.60%, 03/02/2043 530 534
CSL Finance PLC
4.75%, 04/27/2052
(g)
750 651
$ 1,185
Building Materials - 0 .41%
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/2033
(g)
765 805
Cemex SAB de CV
7.20%, 06/10/2030
(g),(i),(j)
200 210
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.52%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
$ 1,032 $ 1,035
$ 2,050
Chemicals - 0 .64%
CF Industries Inc
5.30%, 11/26/2035 650 653
Consolidated Energy Finance SA
5.63%, 10/15/2028
(a),(g)
555 458
6.50%, 05/15/2026
(g)
150 149
International Flavors & Fragrances Inc
1.83%, 10/15/2027
(g)
625 601
3.47%, 12/01/2050
(g)
130 89
OCP SA
6.10%, 04/30/2030
(g)
320 333
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g)
375 364
6.25%, 10/01/2029
(g)
205 201
Sociedad Quimica y Minera de Chile SA
5.63%, 04/22/2056
(g),(i)
400 399
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.92%
$ 3,247
Commercial Mortgage Backed Securities - 5 .75%
ALA Trust 2025-OANA
5.42%, 06/15/2040
(g)
1,000 1,008
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.74%
BBCMS Mortgage Trust 2024-C24
5.42%, 02/15/2057 750 782
BBCMS Mortgage Trust 2025-5C33
6.17%, 03/15/2058
(l)
2,500 2,619
BBCMS Mortgage Trust 2025-5C38
5.15%, 11/15/2058 750 773
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 500 451
BFLD Commercial Mortgage Trust 2025-5MW
4.67%, 10/10/2042
(g),(l)
750 753
BPR Trust 2024-PMDW
5.36%, 11/05/2041
(g),(l)
2,625 2,684
BRCK Trust 2025-830B
0.28%, 12/10/2030
(g),(l),(m)
34,000 352
BSTN Commercial Mortgage Trust 2025-1C
5.55%, 06/15/2044
(g),(l)
3,000 3,081
BX 2025-BIO3 Mortgage Trust
6.14%, 02/10/2042
(g)
1,000 1,022
BX Commercial Mortgage Trust 2021-XL2
4.48%, 10/15/2038
(g)
727 726
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
BX Trust 2025-ARIA
5.03%, 12/13/2042
(g),(l)
1,000 1,017
BX Trust 2025-VLT6
5.12%, 03/15/2042
(g)
2,000 2,003
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,500 1,430
COMM 2025-167G Mortgage Trust
5.50%, 08/10/2040
(g)
800 800
DROP Mortgage Trust 2021-FILE
4.94%, 10/15/2043
(g)
1,500 1,485
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.26%
ELM Trust 2024-ELM
5.99%, 06/10/2039
(g),(l)
2,000 2,011
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 2,000 1,764

Schedule of Investments
Core Plus Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.75%, 11/15/2047
(l),(m)
$ 947 $ —
LBA Trust 2024-7IND
5.12%, 10/15/2041
(g)
533 533
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
ORL Trust 2024-GLKS
5.17%, 12/15/2039
(g)
1,000 1,003
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
SMRT 2022-MINI
4.68%, 01/15/2039
(g)
800 800
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
SREIT Trust 2021-MFP
4.53%, 11/15/2038
(g)
839 839
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
SREIT Trust 2021-MFP2
4.62%, 11/15/2036
(g)
1,000 1,000
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.94%
Wells Fargo Commercial Mortgage Trust 2025-5C7
4.32%, 12/15/2058 247 246
$ 29,182
Commercial Services - 0 .46%
Block Inc
6.00%, 08/15/2033
(g)
488 499
EquipmentShare.com Inc
8.00%, 03/15/2033
(g)
516 544
8.63%, 05/15/2032
(g)
47 50
Garda World Security Corp
6.00%, 06/01/2029
(g)
405 399
8.38%, 11/15/2032
(g)
325 334
Veritiv Operating Co
10.50%, 11/30/2030
(g)
315 337
Williams Scotsman Inc
4.63%, 08/15/2028
(g)
180 179
$ 2,342
Computers - 0 .73%
Hewlett Packard Enterprise Co
4.40%, 10/15/2030 700 697
4.55%, 10/15/2029 835 841
5.00%, 10/15/2034 900 886
5.60%, 10/15/2054 590 540
International Business Machines Corp
5.70%, 02/10/2055
(a)
275 271
McAfee Corp
7.38%, 02/15/2030
(g)
590 469
$ 3,704
Consumer Products - 0 .04%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(g)
293 206
Credit Card Asset Backed Securities - 1 .31%
American Express Credit Account Master Trust
4.87%, 05/15/2028 325 326
5.24%, 04/15/2031 4,045 4,211
Citibank Credit Card Issuance Trust
3.96%, 10/13/2030 1,300 1,304
WF Card Issuance Trust
4.34%, 05/15/2030 800 809
$ 6,650
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 3 .55%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.00%, 10/29/2028 $ 1,345 $ 1,305
4.13%, 02/28/2029 750 747
6.95%, 03/10/2055
(i)
455 476
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Affiliated Managers Group Inc
5.50%, 02/15/2036 225 225
Aircastle Ltd
5.95%, 02/15/2029
(g)
165 172
Aircastle Ltd / Aircastle Ireland DAC
5.00%, 09/15/2030
(g)
790 800
5.75%, 10/01/2031
(g)
910 949
Atlas Warehouse Lending Co LP
4.95%, 11/15/2030
(g)
680 683
5.25%, 01/15/2033
(g)
250 250
Charles Schwab Corp/The
4.91%, 11/14/2036
(i)
870 862
Secured Overnight Financing Rate + 1.23%
5.85%, 05/19/2034
(i)
330 352
Secured Overnight Financing Rate + 2.50%
Citadel Finance LLC
5.90%, 02/10/2030
(g)
1,000 1,024
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030
(g)
500 514
6.20%, 06/18/2035
(g)
900 946
Credit Acceptance Corp
6.63%, 03/15/2030
(g)
514 515
9.25%, 12/15/2028
(g)
430 451
Equitable America Global Funding
4.95%, 06/09/2030
(g)
250 254
Freedom Mortgage Holdings LLC
7.88%, 04/01/2033
(g)
15 15
9.13%, 05/15/2031
(g)
610 645
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(g)
923 955
ILFC E-Capital Trust II
6.60%, 12/21/2065
(g)
245 215
CME Term Secured Overnight Financing
Rate 3 Month + 0.00%
Jane Street Group / JSG Finance Inc
6.13%, 11/01/2032
(g)
1,323 1,348
6.75%, 05/01/2033
(g)
1,237 1,287
OneMain Finance Corp
3.50%, 01/15/2027 410 405
4.00%, 09/15/2030 30 28
6.63%, 01/15/2028 35 36
7.13%, 11/15/2031 318 330
7.50%, 05/15/2031 605 634
Rfna LP
7.88%, 02/15/2030
(g)
540 544
Rocket Cos Inc
6.13%, 08/01/2030
(g)
245 251
SLM Corp
3.13%, 11/02/2026 335 330
TrueNoord Capital DAC
8.75%, 03/01/2030
(g)
415 438
$ 17,986
Electric - 3 .65%
Abu Dhabi National Energy Co PJSC
4.70%, 04/24/2033
(g)
200 201
Alliant Energy Finance LLC
5.40%, 06/06/2027
(g)
625 634
5.95%, 03/30/2029
(g)
305 320
Atlantica Sustainable Infrastructure Ltd
4.13%, 06/15/2028
(g)
222 218

Schedule of Investments
Core Plus Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Berkshire Hathaway Energy Co
4.60%, 05/01/2053 $ 540 $ 454
Black Hills Corp
4.55%, 01/31/2031 360 360
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(g)
741 739
Clearway Energy Operating LLC
4.75%, 03/15/2028
(g)
315 315
CMS Energy Corp
6.50%, 06/01/2055
(i)
1,070 1,105
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.96%
Comision Federal de Electricidad
6.05%, 01/28/2034
(g)
400 400
Commonwealth Edison Co
4.00%, 03/01/2049 325 257
Duke Energy Carolinas LLC
3.75%, 06/01/2045 500 394
Duke Energy Florida LLC
6.20%, 11/15/2053 275 294
Evergy Missouri West Inc
5.25%, 12/15/2035
(g)
325 326
Exelon Corp
5.60%, 03/15/2053 250 242
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple
7.25%, 01/31/2041
(g)
594 618
Indianapolis Power & Light Co
5.70%, 04/01/2054
(g)
345 343
Interstate Power and Light Co
5.60%, 06/29/2035 1,230 1,280
Lightning Power LLC
7.25%, 08/15/2032
(g)
706 751
Louisville Gas and Electric Co
5.85%, 08/15/2055 190 193
NextEra Energy Capital Holdings Inc
5.45%, 03/15/2035 400 412
6.38%, 08/15/2055
(i)
625 645
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
6.70%, 09/01/2054
(i)
915 945
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
NRG Energy Inc
5.41%, 10/15/2035
(g)
250 249
5.75%, 01/15/2034
(g)
383 385
6.00%, 01/15/2036
(g)
383 387
Public Service Co of Colorado
5.25%, 04/01/2053 225 209
Puget Sound Energy Inc
5.60%, 09/15/2055 235 229
Saavi Energia Sarl
8.88%, 02/10/2035
(g)
455 493
Southern Co/The
5.70%, 03/15/2034 640 672
Southern Power Co
4.90%, 10/01/2035 495 486
Vistra Corp
7.00%, 12/15/2026
(g),(i),(j)
946 960
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
185 183
VoltaGrid LLC
7.38%, 11/01/2030
(g)
675 684
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
WEC Energy Group Inc
5.63%, 05/15/2056
(i)
$ 555 $ 558
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.91%
Xcel Energy Inc
5.45%, 08/15/2033 1,520 1,568
$ 18,509
Engineering & Construction - 0 .28%
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(g)
440 452
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
400 401
Sitios Latinoamerica SAB de CV
5.38%, 04/04/2032
(g)
575 580
$ 1,433
Entertainment - 0 .40%
Caesars Entertainment Inc
4.63%, 10/15/2029
(g)
540 518
6.50%, 02/15/2032
(g)
535 547
Cinemark USA Inc
5.25%, 07/15/2028
(g)
515 514
7.00%, 08/01/2032
(g)
55 57
Warnermedia Holdings Inc
5.05%, 03/15/2042 327 230
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(g)
150 162
$ 2,028
Environmental Control - 0 .10%
Madison IAQ LLC
4.13%, 06/30/2028
(g)
270 267
Waste Connections Inc
5.25%, 09/01/2035 235 242
$ 509
Food - 1 .54%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
4.63%, 01/15/2027
(g)
285 285
B&G Foods Inc
5.25%, 09/15/2027 100 97
8.00%, 09/15/2028
(g)
644 608
Chobani Holdco II LLC
8.75%, PIK 9.50%; 10/01/2029
(g),(l),(n)
398 425
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(g)
345 359
Fiesta Purchaser Inc
7.88%, 03/01/2031
(g)
345 355
Grupo Nutresa SA
8.00%, 05/12/2030
(g)
300 319
JBS NV/JBS USA Foods Group Holdings Inc/JBS
USA Food Co Holdings
4.38%, 02/02/2052 1,421 1,111
5.50%, 01/15/2036 250 254
5.95%, 04/20/2035 775 814
6.38%, 02/25/2055 340 351
6.38%, 04/15/2066 410 414
Mars Inc
5.20%, 03/01/2035
(g)
1,360 1,392
5.70%, 05/01/2055
(g)
1,009 1,006
$ 7,790
Forest Products & Paper - 0 .03%
Mercer International Inc
5.13%, 02/01/2029 110 68
12.88%, 10/01/2028
(g)
125 91
$ 159

Schedule of Investments
Core Plus Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas - 0 .43%
Boston Gas Co
5.84%, 01/10/2035
(g)
$ 250 $ 264
Grupo Energia Bogota SA ESP
5.75%, 10/22/2035
(g)
400 391
NiSource Inc
6.95%, 11/30/2054
(i)
835 870
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Southern California Gas Co
6.00%, 06/15/2055 655 671
$ 2,196
Healthcare - Services - 0 .69%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
570 547
7.38%, 03/15/2033
(a),(g)
177 175
Centene Corp
4.25%, 12/15/2027 125 124
Global Medical Response Inc
7.38%, 10/01/2032
(g)
240 248
HCA Inc
5.45%, 04/01/2031 265 276
LifePoint Health Inc
8.38%, 02/15/2032
(g)
706 767
11.00%, 10/15/2030
(g)
220 240
Tenet Healthcare Corp
6.13%, 06/15/2030 261 266
UnitedHealth Group Inc
4.75%, 05/15/2052 625 537
5.75%, 07/15/2064 320 311
$ 3,491
Home Builders - 0 .16%
Adams Homes Inc
9.25%, 10/15/2028
(g)
285 297
K Hovnanian Enterprises Inc
8.38%, 10/01/2033
(g)
485 496
$ 793
Home Equity Asset Backed Securities - 0 .12%
Chase Funding Trust Series 2003-5
4.39%, 07/25/2033 363 364
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
First NLC Trust 2005-1
2.47%, 05/25/2035 139 125
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.61%
Saxon Asset Securities Trust 2004-1
0.64%, 03/25/2035 207 119
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
$ 608
Insurance - 0 .89%
Allianz SE
6.55%, 10/30/2033
(g),(i),(j),(k)
400 416
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
American International Group Inc
5.45%, 05/07/2035 295 306
Aon North America Inc
5.75%, 03/01/2054 685 683
Arthur J Gallagher & Co
5.15%, 02/15/2035 170 171
5.55%, 02/15/2055 45 43
Asurion LLC and Asurion Co-Issuer Inc
8.00%, 12/31/2032
(g)
600 627
8.38%, 02/01/2034
(g)
125 126
Corebridge Financial Inc
5.75%, 01/15/2034 235 246
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Markel Group Inc
6.00%, 05/16/2054 $ 210 $ 212
Marsh & McLennan Cos Inc
6.25%, 11/01/2052 160 173
MetLife Inc
5.00%, 07/15/2052 140 128
5.30%, 12/15/2034 130 135
Northwestern Mutual Life Insurance Co/The
6.17%, 05/29/2055
(g)
300 319
Protective Life Corp
4.70%, 01/15/2031
(g)
375 376
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(g)
200 165
Willis North America Inc
4.55%, 03/15/2031 405 405
$ 4,531
Internet - 0 .55%
Beignet Investor LLC
6.58%, 05/30/2049
(g)
1,160 1,208
Cogent Communications Group LLC / Cogent
Finance Inc
7.00%, 06/15/2027
(g)
45 45
MercadoLibre Inc
4.90%, 01/15/2033 700 693
Meta Platforms Inc
4.45%, 08/15/2052 925 742
5.63%, 11/15/2055 115 109
$ 2,797
Investment Companies - 0 .31%
HA Sustainable Infrastructure Capital Inc
8.00%, 06/01/2056
(i)
535 561
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.30%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
22 22
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 675 596
5.25%, 05/15/2027 155 153
6.25%, 05/15/2026 19 19
10.00%, 11/15/2029
(g)
222 224
$ 1,575
Iron & Steel - 0 .12%
Vale Overseas Ltd
6.00%, 02/25/2056
(g),(i)
600 602
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
Leisure Products & Services - 0 .08%
NCL Finance Ltd
6.13%, 03/15/2028
(g)
340 350
Patrick Industries Inc
4.75%, 05/01/2029
(g)
75 74
$ 424
Lodging - 0 .16%
Wynn Macau Ltd
5.63%, 08/26/2028
(g)
805 803
Machinery - Diversified - 0 .12%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(g)
550 586
Media - 0 .92%
AMC Networks Inc
10.25%, 01/15/2029
(g)
154 161
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(g)
514 483
4.50%, 06/01/2033
(g)
48 42
5.38%, 06/01/2029
(g)
205 203

Schedule of Investments
Core Plus Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.90%, 06/01/2052 $ 860 $ 562
Comcast Corp
2.94%, 11/01/2056 405 228
Directv Financing LLC
8.88%, 02/01/2030
(g)
340 345
8.88%, 02/01/2030
(g)
299 303
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
21 21
10.00%, 02/15/2031
(g)
35 36
Discovery Communications LLC
4.13%, 05/15/2029 270 262
DISH Network Corp
11.75%, 11/15/2027
(g)
347 359
iHeartCommunications Inc
4.75%, 01/15/2028
(g)
96 87
7.75%, 08/15/2030
(g)
276 236
Paramount Global
4.20%, 05/19/2032 375 339
Sinclair Television Group Inc
8.13%, 02/15/2033
(g)
731 756
Ziggo BV
4.88%, 01/15/2030
(g)
261 246
$ 4,669
Metal Fabrication & Hardware - 0 .07%
TMS International Corp/DE
6.25%, 04/15/2029
(g)
385 375
Mining - 0 .57%
Antofagasta PLC
5.63%, 09/09/2035
(g)
300 308
First Quantum Minerals Ltd
8.00%, 03/01/2033
(g)
550 590
Glencore Funding LLC
5.19%, 04/01/2030
(g)
560 576
5.37%, 04/04/2029
(g)
485 502
Taseko Mines Ltd
8.25%, 05/01/2030
(g)
590 626
Vedanta Resources Finance II PLC
9.48%, 07/24/2030
(g)
270 285
$ 2,887
Mortgage Backed Securities - 3 .16%
Fannie Mae REMICS
2.24%, 08/25/2049
(m)
5,151 571
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.24%, 06/25/2050
(m)
2,189 261
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.29%, 08/25/2043
(m)
1,004 103
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
2.29%, 12/25/2044
(m)
4,469 494
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
2.34%, 12/25/2042
(m)
3,791 391
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.34%, 01/25/2048
(m)
1,477 177
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.39%, 03/25/2048
(m)
1,786 215
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
2.39%, 06/25/2048
(m)
1,974 237
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS (continued)
3.00%, 04/25/2027
(m)
$ 93 $ 1
3.00%, 09/25/2050
(m)
1,787 284
3.50%, 09/25/2027
(m)
178 3
3.50%, 11/25/2027
(m)
41 1
3.50%, 05/25/2028
(m)
53 1
4.00%, 04/25/2043
(m)
78 4
Freddie Mac REMICS
2.00%, 02/15/2036 17 16
2.23%, 10/15/2046
(m)
2,456 291
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.34%, 06/25/2050
(m)
2,031 242
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
3.00%, 05/15/2027
(m)
75 1
3.00%, 10/15/2027
(m)
42 1
3.00%, 02/15/2029
(m)
176 2
3.50%, 02/15/2028
(m)
82 1
3.50%, 03/15/2041
(m)
380 9
4.27%, 05/15/2049 1,942 1,911
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Ginnie Mae
1.80%, 04/20/2052
(m)
2,188 218
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.50%
2.26%, 12/16/2043
(m)
2,194 205
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
2.26%, 05/20/2046
(m)
247 28
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
2.26%, 03/20/2050
(m)
2,812 345
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
2.31%, 11/20/2046
(m)
1,852 225
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.36%, 08/20/2044
(m)
819 97
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
2.36%, 03/20/2047
(m)
1,025 126
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
2.41%, 10/20/2045
(m)
846 100
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.41%, 08/20/2047
(m)
3,708 492
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.41%, 08/20/2047
(m)
1,187 149
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.41%, 08/20/2047
(m)
413 63
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.41%, 11/20/2047
(m)
620 77
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.46%, 06/20/2045
(m)
1,100 137
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
2.46%, 10/20/2047
(m)
1,581 245
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
2.50%, 12/20/2050
(m)
2,447 390

Schedule of Investments
Core Plus Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
2.51%, 08/20/2050
(m)
$ 2,210 $ 305
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.51%, 11/20/2050
(m)
1,578 226
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.51%, 06/20/2051
(m)
3,054 447
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.51%, 08/20/2051
(m)
1,475 201
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.55%, 09/20/2050
(m)
1,642 239
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
2.93%, 04/20/2041
(m)
416 57
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
3.00%, 07/20/2050
(m)
479 76
3.00%, 11/20/2050
(m)
1,300 223
3.00%, 11/20/2050
(m)
1,782 301
3.00%, 11/20/2050
(m)
2,050 368
3.50%, 01/20/2043
(m)
1,556 244
3.50%, 10/20/2049
(m)
741 141
4.00%, 09/20/2040
(m)
169 4
4.50%, 05/16/2043
(m)
644 105
JP Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(g),(l)
494 494
JP Morgan Mortgage Trust 2025-1
6.00%, 06/25/2055
(g),(l)
1,269 1,282
JP Morgan Mortgage Trust Series 2024-4
6.00%, 10/25/2054
(g),(l)
584 583
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(g),(l)
714 715
Sequoia Mortgage Trust 2024-3
6.00%, 04/25/2054
(g),(l)
1,270 1,273
Sequoia Mortgage Trust 2025-S2
4.00%, 11/25/2055
(g),(l)
644 620
$ 16,018
Oil & Gas - 1 .00%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(g)
408 429
Chord Energy Corp
6.00%, 10/01/2030
(g)
330 336
ConocoPhillips Co
5.50%, 01/15/2055 300 289
Diamondback Energy Inc
5.75%, 04/18/2054 735 702
Ecopetrol SA
8.88%, 01/13/2033 250 269
Matador Resources Co
6.25%, 04/15/2033
(g)
971 979
Northern Oil & Gas Inc
7.88%, 10/15/2033
(g)
802 810
Permian Resources Operating LLC
8.00%, 04/15/2027
(g)
200 202
Pertamina Persero PT
3.10%, 08/27/2030
(g)
200 186
Petroleos Mexicanos
7.69%, 01/23/2050 225 202
Sunoco LP
5.88%, 03/15/2034
(g)
643 645
$ 5,049
Oil & Gas Services - 0 .07%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
285 286
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Enerflex Inc
6.88%, 01/15/2031
(g)
$ 80 $ 82
$ 368
Other Asset Backed Securities - 5 .01%
Bluepeak ABS Issuer LLC
5.86%, 12/20/2055
(g)
500 509
Consolidated Communications LLC/Fidium Fiber
Finance Holdco LLC
5.52%, 12/20/2055
(g)
1,575 1,595
6.00%, 05/20/2055
(g)
1,000 1,024
DataBank Issuer
5.81%, 02/25/2056
(g),(h)
630 633
Hilton Grand Vacations Trust 2024-3
4.98%, 08/27/2040
(g)
587 593
Hotwire Funding LLC
2.31%, 11/20/2051
(g)
1,250 1,228
Kinetic ABS Issuer LLC
5.22%, 02/25/2056
(g)
3,100 3,104
MetroNet Infrastructure Issuer LLC
5.16%, 12/20/2055
(g)
3,600 3,629
QTS Issuer ABS II LLC
5.85%, 01/05/2056
(g)
1,000 1,002
Sotheby's Artfi Master Trust
4.80%, 06/20/2033
(g),(h)
3,200 3,201
Summit Issuer LLC
5.21%, 11/20/2055
(g)
1,500 1,512
Switch ABS Issuer LLC
5.12%, 10/25/2055
(g)
2,165 2,158
Verizon Master Trust Series 2025-2
4.94%, 01/20/2033
(g)
235 241
Zayo Issuer LLC
5.57%, 10/20/2055
(g)
2,600 2,616
5.65%, 03/20/2055
(g)
300 306
5.72%, 10/20/2055
(g)
300 299
5.95%, 06/20/2055
(g)
1,700 1,745
$ 25,395
Packaging & Containers - 0 .71%
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
115 116
6.75%, 04/15/2032
(g)
310 312
8.75%, 04/15/2030
(g)
165 165
LABL Inc
5.88%, 11/01/2028
(g)
185 84
8.63%, 10/01/2031
(g)
100 46
9.50%, 11/01/2028
(g)
310 141
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2030
(g)
484 493
9.25%, 04/15/2030
(g)
314 309
Packaging Corp of America
5.20%, 08/15/2035 760 771
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030 1,125 1,159
$ 3,596
Pharmaceuticals - 0 .92%
1261229 BC Ltd
10.00%, 04/15/2032
(g)
310 318
AbbVie Inc
4.25%, 11/21/2049 615 507
5.50%, 03/15/2064 230 223
AdaptHealth LLC
6.13%, 08/01/2028
(g)
290 291
CVS Health Corp
5.45%, 09/15/2035 475 483
Eli Lilly & Co
5.50%, 02/12/2055 330 328
5.65%, 10/15/2065 415 415
Endo Finance Holdings LP
8.50%, 04/15/2031
(g)
685 725

Schedule of Investments
Core Plus Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Jazz Securities DAC
4.38%, 01/15/2029
(g)
$ 285 $ 280
Zoetis Inc
5.00%, 08/17/2035 1,095 1,103
$ 4,673
Pipelines - 1 .78%
Cheniere Energy Inc
5.65%, 04/15/2034 605 627
DT Midstream Inc
4.13%, 06/15/2029
(g)
1,665 1,646
Energy Transfer LP
3.75%, 05/15/2030 965 940
4.55%, 01/15/2031 520 520
5.15%, 03/15/2045 750 667
5.25%, 07/01/2029 275 284
6.50%, 02/15/2056
(i)
1,008 1,008
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Harvest Midstream I LP
7.50%, 09/01/2028
(g)
91 92
Kinder Morgan Inc
5.40%, 02/01/2034 650 672
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(g)
170 176
ONEOK Inc
4.75%, 10/15/2031 570 573
5.70%, 11/01/2054 600 561
Transcontinental Gas Pipe Line Co LLC
5.75%, 03/15/2056
(g)
145 144
Venture Global LNG Inc
8.38%, 06/01/2031
(g)
160 164
9.00%, 09/30/2029
(g),(i),(j)
437 384
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.44%
9.50%, 02/01/2029
(g)
545 580
$ 9,038
REITs - 0 .96%
American Homes 4 Rent LP
3.38%, 07/15/2051 350 234
4.95%, 06/15/2030 175 177
5.50%, 07/15/2034 425 435
Arbor Realty SR Inc
7.88%, 07/15/2030
(g)
405 371
8.50%, 12/15/2028
(g)
560 546
CFE Fibra E
5.88%, 09/23/2040
(g)
397 392
EF Holdco / EF Cayman Hold / Ellington Fin REIT
Cayman/TRS / EF Cayman Non-MTM
7.38%, 09/30/2030
(g)
665 672
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(g)
514 510
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
270 264
7.00%, 02/01/2030
(g)
150 155
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(g)
625 595
XHR LP
4.88%, 06/01/2029
(g)
511 504
6.63%, 05/15/2030
(g)
25 26
$ 4,881
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0 .73%
Bath & Body Works Inc
5.25%, 02/01/2028 $ 465 $ 469
6.63%, 10/01/2030
(g)
150 154
6.75%, 07/01/2036 112 112
6.95%, 03/01/2033 130 129
Carvana Co
9.00%, 06/01/2030
(g),(l)
475 495
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(g)
335 324
Michaels Cos Inc/The
7.88%, 05/01/2029
(g)
125 122
Park River Holdings Inc
8.00%, 03/15/2031
(g)
555 572
Specialty Building Products Holdings LLC / SBP
Finance Corp
7.75%, 10/15/2029
(g)
657 655
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(g)
655 689
$ 3,721
Semiconductors - 2 .00%
ams-OSRAM AG
12.25%, 03/30/2029
(g)
150 159
Broadcom Inc
3.42%, 04/15/2033 2,615 2,416
4.35%, 02/15/2030 450 453
4.55%, 02/15/2032 215 215
4.60%, 01/15/2033 865 863
5.05%, 07/12/2029 300 309
5.15%, 11/15/2031 340 352
5.20%, 07/15/2035 675 690
Intel Corp
4.75%, 03/25/2050 575 476
Kioxia Holdings Corp
6.25%, 07/24/2030
(g)
200 207
6.63%, 07/24/2033
(g)
200 209
Marvell Technology Inc
2.95%, 04/15/2031 465 431
4.75%, 07/15/2030 250 253
5.45%, 07/15/2035 360 370
5.95%, 09/15/2033 510 542
Micron Technology Inc
5.30%, 01/15/2031 790 821
5.80%, 01/15/2035 1,320 1,399
$ 10,165
Shipbuilding - 0 .05%
Huntington Ingalls Industries Inc
5.75%, 01/15/2035 250 264
Software - 0 .77%
Cloud Software Group Inc
9.00%, 09/30/2029
(g)
185 187
Oracle Corp
3.95%, 03/25/2051 915 600
4.00%, 07/15/2046 250 172
4.80%, 09/26/2032 165 160
5.20%, 09/26/2035 410 391
5.55%, 02/06/2053 560 466
5.95%, 09/26/2055 380 335
Synopsys Inc
5.70%, 04/01/2055 330 325
VMware LLC
1.80%, 08/15/2028 1,360 1,289
$ 3,925
Sovereign - 0 .32%
Colombia Government International Bond
6.13%, 01/21/2031 300 299
Israel Government International Bond
5.00%, 01/13/2036 550 542

Schedule of Investments
Core Plus Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Istanbul Metropolitan Municipality
10.50%, 12/06/2028
(g)
$ 300 $ 329
Republic of South Africa Government International
Bond
7.25%, 12/11/2055
(g)
200 194
Romanian Government International Bond
6.63%, 05/16/2036
(g)
250 262
$ 1,626
Telecommunications - 2 .55%
Altice France SA
6.50%, 04/15/2032
(g)
230 225
9.50%, 11/01/2029
(g)
637 653
AT&T Inc
3.50%, 09/15/2053 608 406
3.55%, 09/15/2055 855 568
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(g)
636 661
EchoStar Corp
10.75%, 11/30/2029 916 1,005
Level 3 Financing Inc
8.50%, 01/15/2036
(g)
485 497
T-Mobile USA Inc
2.40%, 03/15/2029 910 864
2.55%, 02/15/2031 820 750
2.88%, 02/15/2031 1,255 1,166
3.40%, 10/15/2052 420 281
4.63%, 01/15/2033 705 700
4.95%, 11/15/2035 885 877
5.13%, 05/15/2032 500 514
5.88%, 11/15/2055 550 546
Uniti Group LP / Uniti Group Finance 2019 Inc /
CSL Capital LLC
8.63%, 06/15/2032
(g),(h)
335 338
8.63%, 06/15/2032
(g)
150 151
Uniti Services LLC
7.50%, 10/15/2033
(g)
46 48
Verizon Communications Inc
2.55%, 03/21/2031 1,131 1,033
2.88%, 11/20/2050 220 136
5.00%, 01/15/2036 105 104
5.88%, 11/30/2055 345 341
Viasat Inc
7.50%, 05/30/2031
(g)
790 767
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
190 181
Zayo Group Holdings Inc
9.25%, PIK 0.00%; 03/09/2030
(g),(l),(n)
132 129
$ 12,941
Transportation - 0 .31%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 185 156
5.55%, 03/15/2056 405 400
Eletson Holdings Inc - Escrow
0.00%, 01/15/2022
(e),(f)
1,749 —
Navios Maritime Partners LP
7.75%, 11/07/2030
(g)
200 202
Norfolk Southern Corp
5.35%, 08/01/2054 170 163
RXO Inc
7.50%, 11/15/2027
(g)
160 163
Watco Cos LLC / Watco Finance Corp
7.13%, 08/01/2032
(g)
455 477
$ 1,561
Water - 0 .12%
Aegea Finance Sarl
9.00%, 01/20/2031
(g)
550 585
TOTAL BONDS $ 312,158
SENIOR FLOATING RATE INTERESTS
- 2 .67%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .10%
TransDigm Inc ; Term Loan J
6.17%, 02/28/2031 $ 482 $ 482
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0 .12%
AAdvantage Loyalty IP Ltd ; Term Loan B
5.92%, 04/20/2028 125 125
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
United Airlines Inc ; Term Loan B
5.67%, 02/22/2031 477 477
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
$ 602
Chemicals - 0 .11%
Advancion Holdings LLC ; Term Loan
11.52%, 11/24/2028 544 486
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Consolidated Energy Finance SA ; Term Loan B
8.27%, 11/15/2030 74 65
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 551
Commercial Services - 0 .18%
Shift4 Payments LLC ; Term Loan B
5.65%, 06/30/2032 439 441
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Veritiv Operating Co ; Term Loan B
7.67%, 11/30/2030 505 494
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 935
Computers - 0 .08%
McAfee Corp ; Term Loan B1
6.67%, 03/01/2029 438 386
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Consumer Products - 0 .10%
Kronos Acquisition Holdings Inc ; Term Loan B
7.67%, 06/27/2031 735 506
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Diversified Financial Services - 0 .11%
Jane Street Group LLC ; Term Loan B
5.82%, 12/15/2031 551 546
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Food - 0 .14%
Fiesta Purchaser Inc ; Term Loan B
6.42%, 02/12/2031 752 729
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Healthcare - Services - 0 .04%
LifePoint Health Inc ; Term Loan B
7.42%, 05/16/2031 220 220
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Insurance - 0 .04%
Asurion LLC ; Term Loan B4
9.04%, 01/20/2029 206 206
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%

Schedule of Investments
Core Plus Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Internet - 0 .13%
iliad SA ; Term Loan
6.42%, 02/01/2029 $ 677 $ 676
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Lodging - 0 .15%
Fertitta Entertainment LLC/NV ; Term Loan B
6.92%, 01/27/2029 762 760
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Machinery - Diversified - 0 .01%
TK Elevator US Newco Inc ; Term Loan B
6.95%, 04/30/2030 25 25
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Media - 0 .25%
Directv Financing LLC ; Tern Loan Extended
9.18%, 08/02/2029 202 202
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Directv Financing LLC ; Term Loan B
9.17%, 02/15/2031 431 431
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
iHeartCommunications Inc ; Term Loan
9.56%, 05/01/2029 705 644
CME Term Secured Overnight Financing
Rate 1 Month + 5.78%
$ 1,277
Mining - 0 .10%
Arsenal AIC Parent LLC ; Term Loan B
6.42%, 08/18/2030 513 513
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Oil & Gas Services - 0 .09%
Deep Blue Operating I LLC ; Term Loan B
6.44%, 10/01/2032 435 436
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Packaging & Containers - 0 .20%
Clydesdale Acquisition Holdings Inc ; Term Loan B
6.92%, 03/26/2032 440 437
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
LABL Inc ; Term Loan B
8.77%, 10/27/2028 551 250
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Mauser Packaging Solutions Holding Co ; Term
Loan B
7.23%, 04/15/2030 323 315
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 1,002
Pharmaceuticals - 0 .33%
1261229 BC Ltd ; Term Loan B
9.92%, 10/08/2030 843 821
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Endo Finance Holdings LP ; Term Loan B
7.42%, 04/23/2031 683 683
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Jazz Financing Lux Sarl ; Term Loan B2
7.01%, 05/05/2028 190 190
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 1,694
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 0 .04%
NGL Energy Operating LLC ; Term Loan B
7.17%, 02/03/2031 $ 212 $ 213
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Retail - 0 .14%
IRB Holding Corp ; Term Loan B
6.17%, 12/15/2030 248 248
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Michaels Cos Inc/The ; Term Loan
0.00%, 05/15/2028
(o)
450 445
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
$ 693
Software - 0 .09%
Cloud Software Group Inc ; Term Loan B1
0.00%, 08/13/2032
(o)
455 441
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Telecommunications - 0 .12%
Zayo Group Holdings Inc ; PIK Term Loan
6.79%, PIK 0.50%; 03/11/2030
(n)
652 627
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 13,520
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 26 .93%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .05%
3.00%, 01/01/2043 $ 1,007 $ 934
3.00%, 02/01/2043 466 432
4.00%, 02/01/2046 1,808 1,766
4.50%, 04/01/2031 140 142
4.50%, 04/01/2041 1,190 1,195
5.00%, 06/01/2031 99 101
5.50%, 05/01/2033 13 13
5.50%, 12/01/2033 156 159
5.50%, 11/01/2036 205 213
5.50%, 04/01/2038 43 45
5.50%, 08/01/2038 104 108
6.00%, 12/01/2031 5 5
6.00%, 12/01/2032 6 6
6.00%, 02/01/2033 28 28
6.00%, 12/01/2033 14 14
6.00%, 10/01/2036 59 63
6.00%, 07/01/2038 61 64
6.50%, 03/01/2029 1 1
6.50%, 05/01/2029 1 1
6.50%, 04/01/2031 1 1
6.50%, 05/01/2032 2 2
6.50%, 10/01/2035 16 17
7.00%, 12/01/2029 1 1
7.00%, 06/01/2030 2 2
7.50%, 01/01/2031 1 2
7.50%, 02/01/2032 1 1
8.00%, 09/01/2030 24 25
$ 5,341
Federal National Mortgage Association (FNMA) - 0 .16%
5.00%, 07/01/2044 655 672
6.31%, 07/01/2033 161 165
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.57%
$ 837
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 16 .54%
2.00%, 01/01/2051 3,542 2,969
2.00%, 02/01/2051 1,935 1,611
2.00%, 05/01/2051 604 494

Schedule of Investments
Core Plus Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 11/01/2051 $ 1,842 $ 1,522
2.00%, 11/01/2051 4,028 3,326
2.00%, 12/01/2051 3,673 3,028
2.00%, 05/01/2052 2,597 2,154
2.50%, 10/01/2050 1,356 1,164
2.50%, 02/01/2051 2,286 1,990
2.50%, 07/01/2051 2,601 2,252
2.50%, 09/01/2051 1,197 1,037
2.50%, 11/01/2051 1,621 1,405
2.50%, 04/01/2052 2,779 2,397
2.50%, 10/01/2053 488 418
3.00%, 10/01/2029 14 13
3.00%, 09/01/2032 40 39
3.00%, 04/01/2043 158 146
3.00%, 05/01/2043 292 270
3.00%, 12/01/2048 54 49
3.00%, 11/01/2050 643 584
3.00%, 03/01/2052 2,719 2,449
3.50%, 02/01/2033 7 7
3.50%, 04/01/2047 64 61
3.50%, 10/01/2047 28 27
3.50%, 11/01/2047 738 698
3.50%, 03/01/2048 15 14
4.00%, 02/01/2031 48 48
4.00%, 05/01/2047 1,779 1,713
4.00%, 06/01/2048 6 6
4.00%, 08/01/2052 1,894 1,827
4.00%, 07/01/2053 1,613 1,549
4.00%, 08/01/2053 2,033 1,944
4.50%, 06/01/2044 272 272
4.50%, 08/01/2052 1,042 1,030
4.50%, 09/01/2052 2,941 2,904
4.50%, 10/01/2052 1,150 1,132
4.50%, 07/01/2053 987 975
4.50%, 07/01/2053 630 625
4.50%, 08/01/2053 975 958
4.50%, 01/01/2054 992 981
5.00%, 06/01/2048 463 472
5.00%, 07/01/2052 883 895
5.00%, 09/01/2052 1,222 1,237
5.00%, 06/01/2053 2,240 2,261
5.00%, 11/01/2054 1,411 1,426
5.00%, 11/01/2054 1,638 1,649
5.00%, 11/01/2054 1,005 1,005
5.00%, 12/01/2054 981 990
5.00%, 02/01/2055 2,055 2,073
5.50%, 07/01/2033 14 14
5.50%, 09/01/2033 32 33
5.50%, 05/01/2040 77 79
5.50%, 05/01/2053 2,294 2,360
5.50%, 11/01/2053 1,757 1,807
5.50%, 11/01/2053 1,665 1,709
5.50%, 03/01/2054 870 886
5.50%, 02/01/2055 2,131 2,184
5.50%, 04/01/2055 941 966
5.50%, 04/01/2055 601 615
5.50%, 06/01/2055 578 592
5.50%, 06/01/2055 1,617 1,658
5.50%, 08/01/2055 1,040 1,062
5.50%, 08/01/2055 1,064 1,092
6.00%, 05/01/2038 25 26
6.00%, 08/01/2038 117 122
6.00%, 08/01/2038 44 46
6.00%, 01/01/2053 1,194 1,253
6.00%, 04/01/2054 1,242 1,294
6.00%, 05/01/2054 976 1,016
6.00%, 06/01/2054 804 836
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.00%, 09/01/2054 $ 1,190 $ 1,239
6.00%, 11/01/2054 2,037 2,116
6.00%, 09/01/2055 942 978
6.50%, 12/01/2031 1 1
6.50%, 04/01/2032 1 1
6.50%, 07/01/2037 99 105
6.50%, 12/01/2037 72 77
6.50%, 02/01/2038 124 132
6.50%, 09/01/2038 112 119
6.50%, 05/01/2054 710 744
6.50%, 04/01/2055 597 629
7.00%, 03/01/2032 9 10
7.50%, 08/01/2032 2 2
$ 83,899
Government National Mortgage Association (GNMA) - 5 .83%
2.00%, 07/20/2051 838 698
2.00%, 11/20/2051 1,065 886
2.50%, 06/20/2050 597 518
2.50%, 04/20/2051 1,153 999
2.50%, 05/20/2051 784 679
3.00%, 11/20/2046 1,002 919
3.50%, 03/15/2042 348 328
3.50%, 04/15/2042 373 351
4.00%, 04/20/2052 309 294
4.00%, 10/20/2052 1,864 1,778
4.50%, 09/15/2039 122 122
4.50%, 03/15/2040 552 555
4.50%, 09/20/2052 1,464 1,441
4.50%, 08/20/2053 957 939
4.50%, 11/20/2054 3,035 2,967
4.50%, 02/20/2056
(p)
2,890 2,822
5.00%, 12/20/2052 1,036 1,040
5.00%, 02/20/2053 1,493 1,501
5.00%, 05/20/2053 1,237 1,243
5.00%, 09/20/2053 1,040 1,044
5.00%, 04/20/2054 2,430 2,436
5.00%, 02/20/2056
(p)
2,595 2,594
5.50%, 05/20/2035 16 17
5.50%, 02/15/2038 197 206
5.50%, 06/20/2053 1,588 1,614
5.50%, 02/20/2056
(p)
1,475 1,491
6.00%, 07/20/2028 2 2
6.00%, 11/20/2028 3 3
6.00%, 01/20/2029 3 3
6.00%, 07/20/2029 1 1
6.00%, 08/15/2031 9 9
6.00%, 01/15/2032 1 1
6.00%, 02/15/2032 1 1
6.00%, 02/15/2033 8 8
6.00%, 12/15/2033 7 7
6.50%, 03/20/2028 1 1
6.50%, 05/20/2029 1 1
6.50%, 10/15/2032 2 2
6.50%, 12/15/2032 18 19
7.00%, 06/15/2031 2 2
7.00%, 06/15/2032 12 12
8.00%, 01/20/2031 1 1
$ 29,555
U.S. Treasury - 3 .35%
2.88%, 08/15/2045 7,200 5,388
3.63%, 08/31/2027 1,245 1,247
3.63%, 08/31/2030 4,500 4,471
3.88%, 08/15/2040
(q)
4,720 4,355

Schedule of Investments
Core Plus Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.25%, 08/15/2035 $ 1,550 $ 1,551
$ 17,012
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 136,644
Total Investments $ 526,807
Other Assets and Liabilities -  (3.83)% (19,426)
TOTAL NET ASSETS - 100.00% $ 507,381
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9,176 or 1.81% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,411 or
1.85% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $145,739 or 28.72% of net assets.
(h) Security purchased on a when-issued basis.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $979 or 0.19% of net assets.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Security is an Interest Only Strip.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) This Senior Floating Rate Note will settle after January 31, 2026, at which time the interest rate will be determined.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$4,083 or 0.80% of net assets.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.59% $ 24,598 $ 149,188 $ 149,674 $ 24,112
$ 24,598 $ 149,188 $ 149,674 $ 24,112
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.59% $ 121 $ — $ — $ —
$ 121 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Treasury Note; March 2026 Short 145 $ 16,215 $ (49)
US 10 Year Treasury Ultra Note; March 2026 Short 17 1,941 (1)
US 2 Year Treasury Note; March 2026 Long 293 61,088 (95)
US 5 Year Treasury  Note; March 2026 Long 147 16,013 (47)
US Long Bond; March 2026 Long 130 14,966 (188)
US Ultra Bond; March 2026 Long 80 9,395 (82)
Total $ (462)
Amounts in thousands except contracts.

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 8.01% Shares Held Value (000's)
Closed-End Funds - 0.19%
Variant Alternative Income Fund 165,015 $ 4,341
Exchange-Traded Funds - 3.31%
iShares Broad USD High Yield Corporate Bond
ETF
1,430,669 53,850
iShares Core U.S. Aggregate Bond ETF 36,800 3,685
iShares J.P. Morgan USD Emerging Markets Bond
ETF
38,164 3,686
Vanguard Intermediate-Term Corporate Bond ETF 171,279 14,379
$ 75,600
Money Market Funds - 4.51%
BlackRock Liquidity FedFund - Institutional Class
3.58%
(a),(b)
3,901,654 3,901
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(b),(c)
99,224,309 99,225
$ 103,126
TOTAL INVESTMENT COMPANIES $ 183,067
COMMON STOCKS - 1.40% Shares Held Value (000's)
Healthcare - Services - 0.04%
Sound Inpatient Physicians Inc - Class A
(d),(e)
4,565,306 $ 816
Sound Inpatient Physicians Inc - Class A2
(d),(e)
204,373 204
$ 1,020
Iron & Steel - 0.23%
Specialty Steel Holdings, Inc.
(d),(e),(f)
87 5,234
Mining - 1.12%
Arctic Canadian Diamond Co Ltd
(d),(e),(g)
6,589 276
Real Alloy Holding Inc
(e),(f)
362 25,236
$ 25,512
Semiconductors - 0.00%
Bright Bidco - 1145 Shares
(d)
10,688 4
Bright Bidco - 4A2 Shares
(d)
14,600 5
$ 9
Software - 0.00%
Riverbed Technology Inc
(d),(e)
13,889 —
Telecommunications - 0.01%
Altice France SA
(d)
5,785 109
MLN US Holdco LLC
(d),(e)
1,028 —
$ 109
TOTAL COMMON STOCKS $ 31,884
PREFERRED STOCKS - 1.48% Shares Held Value (000's)
Banks - 0.42%
Associated Banc-Corp 6.63%, 03/01/2033 8,938 $ 223
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
Bank of Hawaii Corp 4.38%, 08/01/2026
(h)
11,095 183
Bank of Hawaii Corp 8.00%, 08/01/2029
(h)
3,257 86
Citigroup Inc 0.00%, 02/15/2031
(d),(h),(i)
9,700 243
Citizens Financial Group Inc 6.50%, 10/06/2030
(h)
64,541 1,649
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Comerica Inc 6.88%, 10/01/2030
(h)
25,441 655
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
KeyCorp 6.13%, 12/15/2026
(h)
45,339 1,141
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
KeyCorp 6.20%, 12/15/2027
(h)
8,800 223
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
M&T Bank Corp 6.35%, 12/15/2030
(h)
34,900 888
Morgan Stanley 4.25%, 01/15/2027
(h),(j)
11,085 198
Morgan Stanley 5.85%, 04/15/2027
(h)
59,100 1,455
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(h)
8,715 222
Northern Trust Corp 4.70%, 04/01/2026
(h)
4,858 96
Regions Financial Corp 4.45%, 06/15/2026
(h)
15,000 260
Regions Financial Corp 5.70%, 05/15/2029
(h)
39,877 985
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Regions Financial Corp 6.95%, 09/15/2029
(h)
5,900 $ 150
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
UMB Financial Corp 7.75%, 07/15/2030
(h)
13,100 355
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.74%
Wells Fargo & Co 4.70%, 03/15/2026
(h)
7,070 138
Wintrust Financial Corp 7.88%, 07/15/2030
(h)
16,800 446
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.88%
$ 9,596
Diversified Financial Services - 0.12%
Affiliated Managers Group Inc 4.75%, 09/30/2060 12,636 221
Affiliated Managers Group Inc 5.88%, 03/30/2059 7,463 160
Capital One Financial Corp 4.80%, 06/01/2026
(h)
29,254 539
Stifel Financial Corp 4.50%, 08/15/2026
(h)
2,239 39
Voya Financial Inc 5.35%, 09/15/2029
(h)
77,215 1,883
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 2,842
Electric - 0.40%
CMS Energy Corp 5.88%, 03/01/2079 159,839 3,844
DTE Energy Co 4.38%, 12/01/2081 13,005 231
DTE Energy Co 5.25%, 12/01/2077 35,000 783
Entergy Louisiana LLC 4.88%, 09/01/2066 9,359 195
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
102,304 2,483
Southern Co/The 5.25%, 12/01/2077 17,556 390
Xcel Energy Inc 6.25%, 10/15/2085 51,209 1,275
$ 9,201
Insurance - 0.13%
Allstate Corp/The 4.75%, 04/15/2026
(h)
4,065 80
Allstate Corp/The 5.10%, 04/15/2026
(h)
8,460 182
Axis Capital Holdings Ltd 5.50%, 03/04/2026
(h)
28,448 577
Corebridge Financial Inc 6.38%, 12/15/2064 24,629 589
Equitable Holdings Inc 4.30%, 03/15/2026
(h)
5,055 84
Equitable Holdings Inc 5.25%, 03/15/2026
(h)
21,903 459
Globe Life Inc 4.25%, 06/15/2061 35,328 606
Prudential Financial Inc 5.63%, 08/15/2058 5,000 120
Prudential Financial Inc 5.95%, 09/01/2062 7,597 191
$ 2,888
Pipelines - 0.02%
TransCanada PipeLines Ltd 6.25%, 11/01/2085 17,987 446
REITs - 0.37%
Kimco Realty Corp 5.25%, 03/05/2026
(h)
31,567 651
Prologis Inc 8.54%, 11/13/2026
(h)
55,959 2,964
Public Storage 3.95%, 08/17/2026
(h)
6,422 103
Public Storage 4.00%, 06/16/2026
(h)
83,560 1,355
Public Storage 4.13%, 03/04/2026
(h)
90,000 1,516
Public Storage 4.63%, 03/04/2026
(h)
10,486 200
Public Storage 4.70%, 03/05/2026
(h)
28,130 536
Public Storage 5.60%, 03/05/2026
(h)
51,653 1,217
$ 8,542
Telecommunications - 0.02%
T-Mobile USA Inc 5.50%, 03/01/2070 17,170 393
TOTAL PREFERRED STOCKS $ 33,908
BONDS - 72.58%
Principal
Amount (000's) Value (000's)
Advertising - 0.21%
Clear Channel Outdoor Holdings Inc
7.50%, 03/15/2033
(k)
$ 1,790 $ 1,902
Lamar Media Corp
5.38%, 11/01/2033
(k)
400 399
MMS USA Holdings Inc
1.25%, 06/13/2028 EUR 100 115
Omnicom Group Inc
4.20%, 06/01/2030 $ 100 99

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Advertising (continued)
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(k)
$ 350 $ 342
4.63%, 03/15/2030
(k)
1,850 1,806
WPP Finance SA
4.13%, 05/30/2028 EUR 100 122
$ 4,785
Aerospace & Defense - 1.03%
Airbus SE
1.63%, 06/09/2030 100 113
BAE Systems PLC
3.40%, 04/15/2030
(k)
$ 200 194
Boeing Co/The
2.95%, 02/01/2030 100 95
3.38%, 06/15/2046 424 300
3.60%, 05/01/2034 699 636
3.75%, 02/01/2050 763 559
5.15%, 05/01/2030 479 492
5.71%, 05/01/2040 100 102
5.81%, 05/01/2050 403 398
5.93%, 05/01/2060 501 493
7.01%, 05/01/2064 50 57
Czechoslovak Group AS
6.50%, 01/10/2031
(k)
1,600 1,670
6.50%, 01/10/2031 1,300 1,357
Embraer Netherlands Finance BV
5.40%, 01/09/2038 212 209
5.98%, 02/11/2035 50 53
GE Capital Funding LLC
4.55%, 05/15/2032 200 202
General Dynamics Corp
4.25%, 04/01/2050 25 21
General Electric Co
4.90%, 01/29/2036 7 7
Goat Holdco LLC
6.75%, 02/01/2032
(k)
1,050 1,078
Howmet Aerospace Inc
4.55%, 11/15/2032 50 50
L3Harris Technologies Inc
5.05%, 04/27/2045 100 96
5.25%, 06/01/2031 449 467
5.40%, 01/15/2027 100 101
5.40%, 07/31/2033 437 455
Lockheed Martin Corp
4.70%, 12/15/2031 536 551
4.75%, 02/15/2034 100 101
5.90%, 11/15/2063 100 104
Northrop Grumman Corp
5.15%, 05/01/2040 50 50
5.25%, 05/01/2050 100 95
RTX Corp
3.75%, 11/01/2046 150 117
4.15%, 05/15/2045 50 42
4.45%, 11/16/2038 100 94
5.38%, 02/27/2053 595 573
5.75%, 01/15/2029 200 210
TransDigm Inc
6.38%, 05/31/2033
(k)
7,360 7,493
6.75%, 01/31/2034
(k)
3,770 3,902
7.13%, 12/01/2031
(k)
975 1,023
$ 23,560
Agriculture - 0.26%
Altria Group Inc
3.70%, 02/04/2051 100 70
5.95%, 02/14/2049 100 100
Archer-Daniels-Midland Co
4.50%, 08/15/2033 100 99
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
BAT Capital Corp
6.34%, 08/02/2030 $ 150 $ 162
7.08%, 08/02/2043 100 112
7.08%, 08/02/2053 50 57
BAT International Finance PLC
5.93%, 02/02/2029 100 105
British American Tobacco PLC
3.75%, 06/27/2029
(h),(l)
EUR 100 119
EUR Swap Annual (VS 6 Month) 5 Year +
3.95%
Bunge Ltd Finance Corp
3.75%, 09/25/2027 $ 100 100
Cargill Inc
4.76%, 11/23/2045
(k)
100 90
Darling Ingredients Inc
6.00%, 06/15/2030
(k)
1,000 1,013
Imperial Brands Finance Netherlands BV
1.75%, 03/18/2033 EUR 100 104
JT International Financial Services BV
3.87%, 09/04/2055
(l)
100 118
Euribor Swap Rate 5 Year + 1.53%
MHP Lux SA
10.50%, 07/28/2029
(k)
$ 3,000 3,087
Philip Morris International Inc
2.88%, 05/14/2029 EUR 100 119
5.13%, 02/15/2030 $ 100 103
5.25%, 09/07/2028 75 77
5.63%, 09/07/2033 200 212
$ 5,847
Airlines - 0.14%
American Airlines 2017-2 Class AA Pass Through
Trust
3.35%, 04/15/2031 59 58
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(k)
750 758
British Airways 2019-1 Class AA Pass Through
Trust
3.30%, 06/15/2034
(k)
72 68
British Airways 2021-1 Class A Pass Through Trust
2.90%, 09/15/2036
(k)
661 604
Delta Air Lines Inc
4.95%, 07/10/2028 50 51
JetBlue Airways Corp / JetBlue Loyalty LP
9.88%, 09/20/2031
(k)
530 532
Qantas Airways Ltd
2.95%, 11/27/2029 AUD 100 64
Southwest Airlines Co
5.13%, 06/15/2027 $ 100 101
5.25%, 11/15/2035 994 973
United Airlines 2023-1 Class A Pass Through Trust
5.80%, 07/15/2037 91 95
$ 3,304
Apparel - 0.44%
Beach Acquisition Bidco LLC
10.00%, PIK 10.75%; 07/15/2033
(k),(m),(n)
8,633 9,499
Gildan Activewear Inc
4.70%, 10/07/2030
(k)
50 50
Kering SA
3.63%, 09/05/2027 EUR 100 120
3.63%, 09/05/2031 100 121
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/2028 100 113
NIKE Inc
3.25%, 03/27/2040 $ 100 81
$ 9,984

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities - 0.41%
BofA Auto Trust 2025-1
4.25%, 11/22/2027
(k)
$ 350 $ 351
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.55%
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 248 249
Chase Auto Owner Trust 2024-4
4.94%, 07/25/2029
(k)
653 659
5.25%, 09/27/2027
(k)
18 18
Drive Auto Receivables Trust 2025-1
4.87%, 08/15/2028 622 623
GM Financial Automobile Leasing Trust 2024-3
4.17%, 01/20/2027 370 370
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
GM Financial Consumer Automobile Receivables
Trust 2024-1
4.85%, 12/18/2028 1,420 1,429
Hyundai Auto Receivables Trust 2024-A
4.99%, 02/15/2029 935 943
Santander Drive Auto Receivables Trust 2024-1
5.25%, 04/17/2028 79 79
Santander Drive Auto Receivables Trust 2025-1
4.76%, 08/16/2027 34 34
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 699 699
Santander Drive Auto Receivables Trust 2025-3
4.63%, 10/16/2028 635 637
Santander Drive Auto Receivables Trust 2025-4
4.28%, 01/15/2029 1,170 1,172
Wheels Fleet Lease Funding 1 LLC
4.99%, 01/18/2040
(k)
2,049 2,052
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
$ 9,315
Automobile Manufacturers - 0.67%
American Honda Finance Corp
3.50%, 06/27/2031 EUR 100 120
4.70%, 01/12/2028 $ 200 203
BMW Finance NV
2.63%, 05/20/2028 EUR 100 119
3.63%, 05/22/2035 50 60
BMW International Investment BV
3.00%, 08/27/2027 200 239
BMW US Capital LLC
3.75%, 04/12/2028
(k)
$ 200 199
4.50%, 08/11/2030
(k)
236 237
Cummins Inc
5.15%, 02/20/2034 50 51
Daimler Truck Finance North America LLC
2.50%, 12/14/2031
(k)
150 134
4.15%, 01/12/2029
(k)
275 275
4.65%, 10/12/2030
(k)
363 366
4.95%, 01/13/2028
(k)
370 376
5.13%, 01/19/2028
(k)
306 312
Ford Credit Canada Co/Canada
4.82%, 09/11/2028 CAD 100 75
Ford Motor Co
4.75%, 01/15/2043 $ 252 202
5.29%, 12/08/2046 50 42
Ford Motor Credit Co LLC
2.90%, 02/10/2029 200 190
4.00%, 11/13/2030 965 918
4.27%, 01/09/2027 300 300
4.45%, 02/14/2030 EUR 100 122
4.97%, 04/06/2029 $ 797 801
6.05%, 11/05/2031 640 661
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Co
5.35%, 04/15/2028 $ 516 $ 529
6.25%, 10/02/2043 100 102
6.60%, 04/01/2036 50 54
General Motors Financial Co Inc
2.70%, 06/10/2031 482 438
3.10%, 01/12/2032 290 266
4.30%, 02/15/2029 EUR 100 124
5.60%, 06/18/2031 $ 1,498 1,564
5.80%, 06/23/2028 200 207
6.10%, 01/07/2034 25 27
6.40%, 01/09/2033 100 108
General Motors Financial of Canada Ltd
5.20%, 02/09/2028 CAD 100 76
Honda Canada Finance Inc
4.87%, 09/23/2027 100 76
Hyundai Capital America
4.50%, 09/18/2030
(k)
$ 570 570
4.85%, 03/25/2027
(k)
418 422
4.88%, 11/01/2027
(k)
825 836
5.10%, 06/24/2030
(k)
50 51
5.40%, 06/23/2032
(k)
506 525
5.68%, 06/26/2028
(k)
250 258
Mercedes-Benz Finance North America LLC
5.05%, 08/03/2033
(j),(k)
150 153
Mercedes-Benz Group AG
1.38%, 05/11/2028 EUR 200 231
Mercedes-Benz International Finance BV
3.70%, 05/30/2031 100 123
RCI Banque SA
1.13%, 01/15/2027 100 117
3.88%, 01/12/2029 100 122
Stellantis Finance US Inc
5.75%, 03/18/2030
(k)
$ 685 706
Stellantis NV
1.25%, 06/20/2033 EUR 150 146
Toyota Motor Credit Corp
1.90%, 04/06/2028 $ 200 192
3.38%, 04/01/2030 100 97
3.85%, 07/24/2030 EUR 100 123
4.05%, 09/05/2028 $ 50 50
5.25%, 09/11/2028 200 207
Traton Finance Luxembourg SA
1.25%, 03/24/2033 EUR 100 101
Volkswagen Financial Services AG
0.88%, 01/31/2028 200 229
Volkswagen Group of America Finance LLC
4.60%, 06/08/2029
(k)
$ 200 201
Volkswagen International Finance NV
1.25%, 09/23/2032 EUR 100 103
3.75%, 12/28/2027
(h),(l)
100 119
EUR Swap Annual (VS 6 Month) 5 Year +
2.92%
4.13%, 11/16/2038 100 118
$ 15,373
Automobile Parts & Equipment - 0.53%
Aptiv Swiss Holdings Ltd
3.10%, 12/01/2051 $ 627 405
4.15%, 05/01/2052 50 39
Clarios Global LP / Clarios US Finance Co
6.75%, 02/15/2030
(k)
1,525 1,595
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(k)
3,976 3,540
IHO Verwaltungs GmbH
8.00%, PIK 8.75%; 11/15/2032
(k),(m),(n)
725 773
Qnity Electronics Inc
6.25%, 08/15/2033
(k)
2,875 2,967

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(k)
$ 5,275 $ 2,602
Robert Bosch GmbH
4.00%, 06/02/2035 EUR 100 122
$ 12,043
Banks - 11.98%
ABN AMRO Bank NV
2.47%, 12/13/2029
(k),(l)
$ 200 191
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
2.63%, 01/16/2029 EUR 100 119
4.50%, 11/21/2034 100 127
AIB Group PLC
4.63%, 07/23/2029
(l)
100 124
EUR Swap Annual (VS 6 Month) 1 Year +
1.95%
ANZ New Zealand Int'l Ltd/London
5.36%, 08/14/2028
(k)
$ 200 207
Ardshinbank CJSC Via Dilijan Finance BV
6.60%, 01/22/2031
(k)
3,025 3,050
Australia & New Zealand Banking Group Ltd
5.69%, 08/14/2040
(l)
AUD 125 85
3 Month Bank Bill Swap Rate + 1.68%
Banco Bilbao Vizcaya Argentaria SA
3.88%, 01/15/2034 EUR 100 123
4.38%, 08/29/2036
(l)
100 123
Euribor Swap Rate 5 Year + 2.00%
9.38%, 03/19/2029
(h),(l),(o)
$ 1,500 1,678
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco de Sabadell SA
4.25%, 09/13/2030
(l)
EUR 100 124
Euribor Swap Rate 1 Year + 1.60%
Banco Santander Chile
3.18%, 10/26/2031 $ 150 140
Banco Santander SA
0.20%, 02/11/2028 EUR 100 113
3.00%, 01/12/2030 100 119
3.22%, 11/22/2032
(l)
$ 200 184
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.50%, 02/17/2035 EUR 100 118
5.57%, 01/17/2030 $ 200 208
9.63%, 11/21/2028
(h),(l),(o)
2,400 2,664
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Bangkok Bank PCL/Hong Kong
9.03%, 03/15/2029
(k)
100 112
Bank of America Corp
1.10%, 05/24/2032
(l)
EUR 100 106
3 Month Euro Interbank Offered Rate +
0.95%
1.38%, 05/09/2030
(l)
100 113
3 Month Euro Interbank Offered Rate +
0.91%
2.59%, 04/29/2031
(l)
$ 200 187
Secured Overnight Financing Rate + 2.15%
2.68%, 06/19/2041
(l)
25 18
Secured Overnight Financing Rate + 1.93%
3.31%, 04/22/2042 655 512
Secured Overnight Financing Rate + 3.16%
3.42%, 12/20/2028
(l)
1,404 1,389
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
3.85%, 03/08/2037
(l)
$ 2,328 $ 2,186
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.95%, 01/23/2049
(l)
100 80
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
4.08%, 04/23/2040
(l)
828 733
CME Term Secured Overnight Financing
Rate 3 Month + 1.58%
4.24%, 04/24/2038
(l)
100 93
CME Term Secured Overnight Financing
Rate 3 Month + 2.08%
4.25%, 10/22/2026 200 200
4.57%, 04/27/2033
(l)
345 343
Secured Overnight Financing Rate + 1.83%
4.75%, 04/21/2045 100 90
4.98%, 01/24/2029
(l)
100 102
Secured Overnight Financing Rate + 0.83%
5.02%, 07/22/2033
(l)
200 204
Secured Overnight Financing Rate + 2.16%
5.16%, 01/24/2031 1,165 1,201
Secured Overnight Financing Rate + 2.00%
5.20%, 04/25/2029
(l)
100 102
Secured Overnight Financing Rate + 1.63%
5.43%, 08/15/2035
(l)
451 458
Secured Overnight Financing Rate + 1.91%
5.47%, 01/23/2035
(l)
100 104
Secured Overnight Financing Rate + 1.65%
5.51%, 01/24/2036
(l)
100 104
Secured Overnight Financing Rate + 1.31%
5.52%, 10/25/2035
(l)
1,562 1,594
Secured Overnight Financing Rate + 1.74%
5.74%, 02/12/2036 355 367
Secured Overnight Financing Rate + 3.39%
5.82%, 09/15/2029
(l)
100 104
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(l)
100 106
Secured Overnight Financing Rate + 1.84%
6.11%, 01/29/2037 669 716
6.13%, 04/27/2027
(h),(l)
2,900 2,937
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.25%, 07/26/2030
(h),(l)
4,000 4,071
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
6.63%, 05/01/2030
(h),(l)
2,300 2,390
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Bank of Ireland Group PLC
4.63%, 11/13/2029
(l)
EUR 100 124
Euribor Swap Rate 1 Year + 1.55%
Bank of Montreal
3.73%, 06/03/2031
(l)
CAD 75 56
Canadian Overnight Repo Rate Average
Compounded Index + 1.15%
4.06%, 09/22/2028
(l)
$ 100 100
Secured Overnight Financing Rate + 0.75%
4.35%, 09/22/2031
(l)
100 100
Secured Overnight Financing Rate + 1.08%
4.75%, 09/29/2032
(l)
GBP 100 136
SONIA Interest Rate Benchmark + 0.85%
5.04%, 05/29/2028 CAD 200 153
6.88%, 11/26/2085
(l)
$ 800 824
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Montreal (continued)
7.70%, 05/26/2084
(l)
$ 4,600 $ 4,891
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
4.60%, 07/26/2030
(l)
200 204
Secured Overnight Financing Rate + 1.76%
4.94%, 02/11/2031
(l)
825 848
Secured Overnight Financing Rate + 0.89%
4.97%, 04/26/2034
(l)
100 102
Secured Overnight Financing Rate + 1.61%
Bank of Nova Scotia/The
1.05%, 03/02/2026 100 100
1.95%, 02/02/2027 100 98
3.62%, 01/30/2032
(l)
CAD 100 73
Canadian Overnight Repo Rate Average
Compounded Index + 1.03%
3.63%, 10/27/2081
(l)
$ 1,500 1,466
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.44%, 11/15/2035
(l)
CAD 50 38
Canadian Overnight Repo Rate Average
Compounded Index + 1.33%
4.59%, 05/04/2037 $ 1,218 1,193
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.10%
6.88%, 10/27/2085
(l)
1,032 1,060
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
7.35%, 04/27/2085
(l)
400 419
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
8.00%, 01/27/2084
(l)
3,000 3,212
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(l)
2,000 2,118
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
BankUnited Inc
5.13%, 06/11/2030 1,455 1,463
Banque Federative du Credit Mutuel SA
0.10%, 10/08/2027 EUR 100 114
3.38%, 06/10/2032 100 119
3.75%, 02/03/2034 100 120
4.13%, 06/14/2033 100 124
4.38%, 05/02/2030 100 124
Barclays PLC
3.33%, 11/24/2042
(l)
$ 200 154
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
3.56%, 09/23/2035
(l)
1,181 1,118
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.94%, 09/10/2030
(l)
1,130 1,151
Secured Overnight Financing Rate + 1.56%
5.26%, 01/29/2034
(l)
EUR 100 130
EUR Swap Annual (VS 6 Month) 1 Year +
2.55%
5.86%, 08/11/2046
(l)
$ 288 295
Secured Overnight Financing Rate + 1.83%
6.69%, 09/13/2034
(l)
200 221
Secured Overnight Financing Rate + 2.62%
7.63%, 03/15/2035
(h),(l),(o)
400 431
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
8.41%, 11/14/2032
(l)
GBP 100 145
Generic Britain 5 Year Government Bond +
4.75%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC (continued)
9.63%, 12/15/2029
(h),(l),(o)
$ 2,000 $ 2,274
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico/TX
7.63%, 02/11/2035
(k),(l),(o)
2,750 2,902
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
BNP Paribas SA
1.38%, 05/28/2029 EUR 100 113
2.50%, 03/31/2032
(l)
100 118
Euribor Swap Rate 5 Year + 1.60%
2.88%, 02/24/2029 GBP 100 130
3.05%, 01/13/2031
(k),(l)
$ 200 189
Secured Overnight Financing Rate + 1.51%
3.13%, 01/20/2033
(k),(l)
200 183
Secured Overnight Financing Rate + 1.56%
3.78%, 01/19/2036
(l)
EUR 100 119
Euribor Swap Rate 5 Year + 1.55%
4.13%, 05/24/2033 100 125
4.16%, 08/28/2034
(l)
100 121
Euribor Swap Rate 5 Year + 1.70%
4.63%, 02/25/2031
(h),(l),(o)
$ 700 653
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
4.92%, 01/15/2034
(k),(l)
2,041 2,031
Secured Overnight Financing Rate + 1.29%
7.45%, 06/27/2035
(h),(k),(l),(o)
3,800 4,008
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
7.45%, 06/27/2035
(h),(l),(o)
1,000 1,055
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
BOI Finance BV
7.50%, 02/16/2027 EUR 3,625 4,424
BOS Funding Ltd
5.25%, 09/12/2029 $ 200 199
BPCE SA
3.38%, 12/19/2031
(l)
EUR 100 119
3 Month Euro Interbank Offered Rate +
0.95%
3.58%, 10/19/2042
(k),(l)
$ 950 714
Secured Overnight Financing Rate + 1.95%
4.25%, 07/16/2035
(l)
EUR 100 122
Euribor Swap Rate 5 Year + 1.95%
4.88%, 02/26/2036
(l)
100 125
Euribor Swap Rate 5 Year + 2.30%
5.75%, 07/19/2033
(k),(l)
$ 250 260
Secured Overnight Financing Rate + 2.87%
6.35%, 01/13/2047
(k),(l)
453 453
Secured Overnight Financing Rate + 2.11%
6.92%, 01/14/2046
(k),(l)
355 379
Secured Overnight Financing Rate + 2.61%
BSF Finance
5.76%, 09/03/2035
(l)
2,300 2,294
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
CaixaBank SA
3.88%, 01/20/2037
(l)
EUR 100 119
3 Month Euro Interbank Offered Rate +
1.08%
4.38%, 08/08/2036
(l)
100 123
Euribor Swap Rate 5 Year + 1.95%

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Canadian Imperial Bank of Commerce
3.45%, 04/07/2027
(j)
$ 200 $ 199
3.90%, 06/20/2031
(l)
CAD 100 75
Canadian Overnight Repo Rate Average
Compounded Index + 1.15%
4.58%, 09/08/2031
(j),(l)
$ 50 50
Secured Overnight Financing Rate + 1.17%
5.35%, 04/20/2033
(l)
CAD 100 77
Canadian Overnight Repo Rate Average
Compounded Index + 2.23%
5.50%, 01/14/2028 100 77
6.95%, 01/28/2085
(l)
$ 2,000 2,063
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%
7.00%, 10/28/2085
(l)
1,200 1,247
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Citibank NA
4.91%, 05/29/2030 933 957
Citigroup Inc
0.50%, 11/01/2028 CHF 200 259
2.52%, 11/03/2032
(l)
$ 200 179
Secured Overnight Financing Rate + 1.18%
2.67%, 01/29/2031
(l)
300 281
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(l)
237 175
Secured Overnight Financing Rate + 1.38%
3.79%, 03/17/2033
(l)
1,295 1,232
Secured Overnight Financing Rate + 1.94%
4.11%, 04/29/2036
(l)
EUR 100 121
3 Month Euro Interbank Offered Rate +
1.58%
4.45%, 09/29/2027 $ 511 514
4.54%, 09/19/2030
(l)
1,374 1,385
Secured Overnight Financing Rate + 1.34%
4.66%, 05/24/2028
(l)
100 101
Secured Overnight Financing Rate + 1.89%
5.17%, 02/13/2030
(l)
200 205
Secured Overnight Financing Rate + 1.36%
5.17%, 09/11/2036
(l)
475 477
Secured Overnight Financing Rate + 1.49%
5.30%, 05/06/2044 100 97
5.33%, 03/27/2036
(l)
200 204
Secured Overnight Financing Rate + 1.47%
5.41%, 09/19/2039
(l)
1,162 1,162
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.73%
5.45%, 06/11/2035
(l)
100 103
Secured Overnight Financing Rate + 1.45%
5.88%, 02/22/2033 1,075 1,146
6.17%, 05/25/2034
(l)
100 106
Secured Overnight Financing Rate + 2.66%
6.63%, 02/15/2031
(h),(l)
600 611
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.88%, 08/15/2030
(h),(l)
2,700 2,758
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
6.95%, 02/15/2030
(h),(l)
2,500 2,575
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
7.00%, 08/15/2034
(h),(l)
1,730 1,811
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%
7.13%, 08/15/2029
(h),(l)
500 517
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.69%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citizens Financial Group Inc
5.72%, 07/23/2032
(l)
$ 1,467 $ 1,536
Secured Overnight Financing Rate + 1.91%
5.84%, 01/23/2030
(l)
100 104
Secured Overnight Financing Rate + 2.01%
Commerzbank AG
1.50%, 08/28/2028 EUR 100 116
4.88%, 10/16/2034
(l)
100 124
Euribor Swap Rate 5 Year + 2.15%
Commonwealth Bank of Australia
2.69%, 03/11/2031
(k)
$ 250 228
6.70%, 03/15/2038
(l)
AUD 200 146
3 Month Bank Bill Swap Rate + 2.45%
Cooperatieve Rabobank UA
0.88%, 05/05/2028
(l)
EUR 100 116
3 Month Euro Interbank Offered Rate +
1.18%
4.63%, 05/23/2029 GBP 100 137
4.99%, 05/27/2031
(k),(l)
$ 250 256
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
Cooperatieve Rabobank UA/NY
4.88%, 01/21/2028 1,263 1,291
Credit Agricole SA
3.75%, 01/22/2034 EUR 100 121
3.75%, 05/27/2035 100 119
3.88%, 11/28/2034 100 122
4.00%, 01/10/2033
(k),(l)
$ 250 248
USD Swap Semi-Annual 5 Year + 1.64%
4.88%, 10/23/2029 GBP 100 138
5.22%, 05/27/2031
(k),(l)
$ 1,209 1,242
Secured Overnight Financing Rate + 1.46%
5.30%, 07/12/2028
(k)
557 573
7.13%, 09/23/2035
(h),(k),(l),(o)
3,000 3,137
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.58%
7.13%, 09/23/2035
(h),(l),(o)
500 523
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.58%
Credit Agricole SA/London
1.75%, 03/05/2029 EUR 100 115
Credit Mutuel Arkea SA
0.88%, 05/07/2027 200 233
4.81%, 05/15/2035
(l)
100 124
Euribor Swap Rate 5 Year + 1.90%
Crelan SA
6.00%, 02/28/2030
(l)
100 129
Euribor Swap Rate 1 Year + 2.85%
Danske Bank A/S
4.13%, 01/10/2031
(l)
100 124
EUR Swap Annual (VS 6 Month) 1 Year +
1.25%
Deutsche Bank AG
5.00%, 09/05/2030
(l)
200 252
3 Month Euro Interbank Offered Rate +
2.95%
8.13%, 04/30/2030
(h),(l),(o)
$ 1,400 1,508
USD Secured Overnight Financing Rate
Spread-Adj. ICE Swap Rate 5 Year + 4.36%
Deutsche Bank AG/New York NY
3.55%, 09/18/2031
(l)
350 333
Secured Overnight Financing Rate + 3.04%
3.73%, 01/14/2032
(l)
361 342
Secured Overnight Financing Rate + 2.76%
3.74%, 01/07/2033
(l)
550 512
Secured Overnight Financing Rate + 2.26%
4.47%, 12/10/2031
(l)
435 435
Secured Overnight Financing Rate + 1.10%

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Deutsche Bank AG/New York NY (continued)
7.08%, 02/10/2034
(l)
$ 225 $ 247
Secured Overnight Financing Rate + 3.65%
DNB Bank ASA
0.25%, 02/23/2029
(l)
EUR 100 113
3 Month Euro Interbank Offered Rate +
0.53%
Erste Group Bank AG
3.63%, 11/26/2035
(l)
100 119
Euribor Swap Rate 5 Year + 1.30%
Eurobank SA
4.88%, 04/30/2031
(l)
100 126
Euribor Swap Rate 5 Year + 2.17%
Federation des Caisses Desjardins du Quebec
5.48%, 08/16/2028 CAD 200 155
Fifth Third Bancorp
5.14%, 01/29/2037
(l)
$ 100 99
Secured Overnight Financing Rate + 1.24%
6.36%, 10/27/2028
(l)
50 52
Secured Overnight Financing Rate + 2.19%
Fifth Third Financial Corp
5.98%, 01/30/2030
(l)
100 105
Secured Overnight Financing Rate + 2.16%
First Citizens BancShares Inc/NC
5.60%, 09/05/2035 657 658
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.70%
6.25%, 03/12/2040
(l)
334 340
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.97%
First Horizon Bank
5.75%, 05/01/2030 1,016 1,048
FNB Corp/PA
5.72%, 12/11/2030
(l)
1,155 1,181
Secured Overnight Financing Rate + 1.93%
Goldman Sachs Group Inc/The
0.88%, 01/21/2030 EUR 200 220
1.25%, 02/07/2029 100 114
2.38%, 07/21/2032
(l)
$ 702 628
Secured Overnight Financing Rate + 1.25%
3.21%, 04/22/2042
(l)
682 522
Secured Overnight Financing Rate + 1.51%
3.63%, 10/29/2029
(l)
GBP 100 134
Generic Britain 1 Year Government Bond +
1.95%
4.02%, 10/31/2038
(l)
$ 100 89
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
4.15%, 01/21/2029
(l)
1,503 1,504
Secured Overnight Financing Rate + 0.71%
4.22%, 05/01/2029 843 845
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
4.37%, 10/21/2031 693 689
Secured Overnight Financing Rate + 2.12%
4.69%, 10/23/2030
(l)
312 316
Secured Overnight Financing Rate + 1.14%
4.94%, 10/21/2036
(l)
100 99
Secured Overnight Financing Rate + 1.33%
5.15%, 05/22/2045 100 94
5.21%, 01/28/2031
(l)
100 103
Secured Overnight Financing Rate + 1.08%
5.33%, 07/23/2035
(l)
100 102
Secured Overnight Financing Rate + 1.55%
5.54%, 01/21/2047
(l)
392 386
Secured Overnight Financing Rate + 1.32%
5.56%, 11/19/2045
(l)
100 99
Secured Overnight Financing Rate + 1.58%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The (continued)
5.73%, 04/25/2030
(l)
$ 100 $ 104
Secured Overnight Financing Rate + 1.27%
5.85%, 04/25/2035
(l)
100 106
Secured Overnight Financing Rate + 1.55%
6.45%, 05/01/2036 50 54
6.56%, 10/24/2034
(l)
100 111
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 2,011 2,233
6.85%, 02/10/2030
(h),(l)
2,800 2,918
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
7.50%, 05/10/2029
(h),(l)
1,700 1,795
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
HSBC Holdings PLC
3.45%, 09/25/2030
(l)
EUR 100 120
3 Month Euro Interbank Offered Rate +
1.19%
3.97%, 05/22/2030
(l)
$ 200 198
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.62%, 11/06/2031
(l)
604 607
Secured Overnight Financing Rate + 1.19%
4.86%, 05/23/2033
(l)
EUR 100 128
3 Month Euro Interbank Offered Rate +
1.94%
5.60%, 05/17/2028
(l)
$ 200 204
Secured Overnight Financing Rate + 1.06%
5.73%, 05/17/2032
(l)
710 747
Secured Overnight Financing Rate + 1.52%
5.74%, 09/10/2036
(l)
1,005 1,032
Secured Overnight Financing Rate + 1.96%
6.33%, 03/09/2044 1,081 1,180
Secured Overnight Financing Rate + 5.30%
6.36%, 11/16/2032
(l)
EUR 100 126
EUR Swap Annual (VS 6 Month) 5 Year +
3.30%
6.55%, 06/20/2034
(l)
$ 200 216
Secured Overnight Financing Rate + 2.98%
8.20%, 11/16/2034
(l)
GBP 150 226
Generic Britain 5 Year Government Bond +
4.55%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(h),(l)
$ 2,230 2,198
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.61%, 01/28/2041
(l)
629 626
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
5.63%, 07/15/2030
(h),(l)
1,000 1,016
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
6.25%, 10/15/2030
(h),(l)
2,200 2,200
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
Huntington National Bank/The
4.55%, 05/17/2028
(l)
250 251
Secured Overnight Financing Rate + 1.65%
ING Groep NV
0.88%, 06/09/2032
(l)
EUR 100 116
Euribor Swap Rate 5 Year + 1.15%
3.88%, 08/12/2029
(l)
100 122
3 Month Euro Interbank Offered Rate +
1.72%
4.02%, 03/28/2028
(l)
$ 200 200
Secured Overnight Financing Rate + 1.83%

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
ING Groep NV (continued)
4.75%, 05/23/2034
(l)
EUR 100 $ 128
3 Month Euro Interbank Offered Rate +
1.90%
5.00%, 02/20/2035
(l)
100 125
Euribor Swap Rate 5 Year + 2.20%
7.00%, 11/16/2032
(h),(l),(o)
$ 4,600 4,813
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.59%
Intesa Sanpaolo SpA
2.50%, 01/15/2030 GBP 100 127
2.93%, 10/14/2030 EUR 100 117
5.13%, 08/29/2031 100 130
6.63%, 06/20/2033
(k)
$ 200 221
Ipoteka-Bank ATIB
6.45%, 10/09/2030 825 841
JPMorgan Chase & Co
0.60%, 02/17/2033
(l)
EUR 100 101
3 Month Euro Interbank Offered Rate +
0.65%
2.07%, 06/01/2029
(l)
$ 3,760 3,596
Secured Overnight Financing Rate + 1.02%
2.52%, 04/22/2031
(l)
300 279
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(l)
2,532 1,816
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(l)
300 270
Secured Overnight Financing Rate + 1.18%
3.54%, 05/01/2028 538 535
CME Term Secured Overnight Financing
Rate 3 Month + 3.28%
3.78%, 02/01/2028
(l)
200 200
CME Term Secured Overnight Financing
Rate 3 Month + 1.60%
3.88%, 07/24/2038
(l)
200 179
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(l)
100 80
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.51%, 10/22/2028
(l)
504 509
Secured Overnight Financing Rate + 0.86%
4.85%, 02/01/2044 100 95
4.91%, 07/25/2033
(l)
273 277
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 100 94
5.01%, 01/23/2030
(l)
100 103
Secured Overnight Financing Rate + 1.31%
5.29%, 07/22/2035
(l)
100 103
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(l)
200 206
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(l)
100 103
Secured Overnight Financing Rate + 1.62%
5.53%, 11/29/2045
(l)
241 243
Secured Overnight Financing Rate + 1.55%
5.58%, 07/23/2036 647 664
Secured Overnight Financing Rate + 3.27%
5.72%, 09/14/2033
(l)
50 53
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(l)
100 106
Secured Overnight Financing Rate + 1.49%
6.25%, 10/23/2034 1,072 1,170
Secured Overnight Financing Rate + 3.62%
6.88%, 06/01/2029
(h),(l)
2,000 2,110
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
KBC Group NV
4.75%, 04/17/2035
(l)
EUR 100 $ 124
EUR Swap Annual (VS 6 Month) 5 Year +
2.25%
Keybank National Association
4.90%, 08/08/2032 $ 865 864
KeyCorp
2.25%, 04/06/2027 100 98
5.12%, 04/04/2031
(l)
204 209
Secured Overnight Financing Rate + 1.23%
5.31%, 01/28/2037
(l)
358 358
Secured Overnight Financing Rate + 1.37%
KeyCorp Capital III
7.75%, 07/15/2029 795 851
Lloyds Banking Group PLC
3.88%, 05/14/2032
(l)
EUR 100 122
Euribor Swap Rate 1 Year + 1.18%
4.75%, 09/21/2031
(l)
100 127
EUR Swap Annual (VS 6 Month) 1 Year +
1.60%
4.98%, 08/11/2033
(l)
$ 200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.72%, 06/05/2030
(l)
593 621
US Treasury Yield Curve Rate T Note
Constant Maturity 1
Year
+ 1.07%
5.87%, 03/06/2029
(l)
200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
6.07%, 06/13/2036
(l)
236 247
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
6.63%, 09/27/2035
(h),(l),(o)
400 397
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.75%, 09/27/2031
(h),(j),(l),(o)
300 312
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
8.00%, 09/27/2029
(h),(l),(o)
3,000 3,256
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
5.05%, 01/27/2034
(l)
100 100
Secured Overnight Financing Rate + 1.85%
5.40%, 07/30/2035
(l)
474 479
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.43%
Macquarie Group Ltd
3.76%, 11/28/2028
(k),(l)
100 99
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
5.49%, 11/09/2033
(k),(l)
100 104
Secured Overnight Financing Rate + 2.87%
Mediobanca Banca di Credito Finanziario SpA
1.00%, 07/17/2029
(l)
EUR 100 114
3 Month Euro Interbank Offered Rate +
0.90%
Mitsubishi UFJ Financial Group Inc
0.85%, 07/19/2029 200 222
2.56%, 02/25/2030
(j)
$ 200 187
4.29%, 07/26/2038 100 94
4.51%, 01/14/2032 736 738
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
Mizrahi Tefahot Bank Ltd
5.84%, 04/15/2036
(k),(l),(o)
2,875 2,902
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.10%

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mizuho Financial Group Inc
1.98%, 09/08/2031
(l)
$ 200 $ 179
CME Term Secured Overnight Financing
Rate 3 Month + 1.53%
2.56%, 09/13/2031 1,043 935
3.98%, 05/21/2034 EUR 100 122
4.16%, 05/20/2028 100 123
5.67%, 05/27/2029
(l)
$ 200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.50%
5.78%, 07/06/2029
(l)
959 997
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
Morgan Stanley
0.50%, 02/07/2031
(l)
EUR 200 214
3 Month Euro Interbank Offered Rate +
0.72%
2.48%, 09/16/2036
(l)
$ 672 591
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(l)
200 180
Secured Overnight Financing Rate + 1.20%
3.22%, 04/22/2042
(l)
841 653
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 1,556 1,546
3 Month USD LIBOR + 1.34%
3.62%, 04/01/2031 282 274
Secured Overnight Financing Rate + 6.24%
3.95%, 04/23/2027 200 200
3.98%, 01/23/2037
(l)
EUR 100 119
3 Month Euro Interbank Offered Rate +
1.14%
4.65%, 10/18/2030
(l)
$ 224 227
Secured Overnight Financing Rate + 1.10%
5.17%, 01/16/2030
(l)
1,490 1,530
Secured Overnight Financing Rate + 1.45%
5.23%, 01/15/2031
(l)
100 103
Secured Overnight Financing Rate + 1.11%
5.30%, 04/20/2037
(l)
795 808
Secured Overnight Financing Rate + 2.62%
5.31%, 01/18/2041
(l)
497 491
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.32%, 07/19/2035 476 489
Secured Overnight Financing Rate + 3.11%
5.42%, 07/21/2034
(l)
100 104
Secured Overnight Financing Rate + 1.88%
5.60%, 03/24/2051
(l)
200 199
Secured Overnight Financing Rate + 4.84%
5.79%, 11/18/2033
(l)
GBP 100 143
SONIA Interest Rate Benchmark + 2.25%
5.83%, 04/19/2035
(l)
$ 100 106
Secured Overnight Financing Rate + 1.58%
5.94%, 02/07/2039 622 651
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
6.63%, 11/01/2034
(l)
100 111
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.75%, 04/21/2026 300 300
5.50%, 05/26/2028
(l)
460 469
Secured Overnight Financing Rate + 0.87%
National Australia Bank Ltd
2.13%, 05/24/2028 EUR 100 117
2.33%, 08/21/2030
(k)
$ 250 227
National Bank of Canada
5.43%, 08/16/2032
(l)
CAD 100 76
Canadian Overnight Repo Rate Average +
2.32%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
National Bank of Uzbekistan
7.20%, 07/17/2030 $ 925 $ 968
8.50%, 07/05/2029 2,550 2,759
NatWest Group PLC
1.64%, 06/14/2027
(l)
709 703
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.06%, 11/09/2028
(l)
GBP 100 132
Generic Britain 1 Year Government Bond +
1.27%
3.03%, 11/28/2035
(l)
$ 1,320 1,222
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
3.99%, 05/13/2036
(l)
EUR 100 121
3 Month Euro Interbank Offered Rate +
1.52%
4.60%, 06/28/2031
(h),(l),(o)
$ 800 744
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.77%, 02/16/2029
(l)
EUR 100 124
3 Month Euro Interbank Offered Rate +
1.83%
4.96%, 08/15/2030
(l)
$ 986 1,007
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
5.08%, 01/27/2030
(l)
200 205
3 Month USD LIBOR + 1.91%
7.30%, 11/19/2034
(h),(l),(o)
400 425
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
8.13%, 11/10/2033
(h),(l),(o)
1,000 1,130
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
NatWest Markets PLC
4.79%, 03/21/2028
(k)
341 347
Nordea Bank Abp
2.88%, 08/24/2032 EUR 100 116
5.38%, 09/22/2027
(k)
$ 970 992
6.75%, 11/10/2033
(h),(k),(l),(o)
400 411
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Northern Trust Corp
3.15%, 05/03/2029 100 98
Nykredit Realkredit A/S
4.00%, 07/17/2028 EUR 100 122
OP Corporate Bank plc
0.38%, 06/16/2028 100 113
OTP Bank Nyrt
4.25%, 10/16/2030
(l)
100 122
3 Month Euro Interbank Offered Rate +
1.95%
Pinnacle Bank/Nashville TN
5.96%, 01/15/2036
(l)
$ 450 454
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
PNC Financial Services Group Inc/The
2.60%, 07/23/2026 200 199
4.63%, 06/06/2033
(l)
100 99
Secured Overnight Financing Rate + 1.85%
5.07%, 01/24/2034
(l)
100 102
Secured Overnight Financing Rate + 1.93%
5.42%, 01/25/2041
(l)
213 213
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.49%, 05/14/2030
(l)
100 104
Secured Overnight Financing Rate + 1.20%

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The (continued)
6.20%, 09/15/2027
(h),(l)
$ 500 $ 508
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(h),(l)
2,800 2,892
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Raiffeisen Bank International AG
1.38%, 06/17/2033
(l)
EUR 100 114
Euribor Swap Rate 5 Year + 1.60%
Regions Financial Corp
5.50%, 09/06/2035
(l)
$ 433 445
Secured Overnight Financing Rate + 2.06%
5.72%, 06/06/2030
(l)
538 562
Secured Overnight Financing Rate + 1.49%
7.38%, 12/10/2037 964 1,100
Riyad Sukuk Ltd
6.21%, 07/14/2035
(l)
2,300 2,337
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.25%
Royal Bank of Canada
2.13%, 04/26/2029 EUR 100 116
2.94%, 05/03/2032
(l)
CAD 150 110
Canadian Dollar Offered Rate 3 Month +
0.76%
4.21%, 07/03/2035
(l)
100 75
Canadian Overnight Repo Rate Average
Compounded Index + 1.51%
4.72%, 03/27/2028
(l)
$ 912 920
Secured Overnight Financing Rate + 0.81%
5.15%, 02/01/2034 200 208
6.35%, 11/24/2084
(l)
3,100 3,049
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%
6.50%, 11/24/2085
(l)
4,600 4,578
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
6.75%, 08/24/2085
(l)
400 414
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.82%
7.50%, 05/02/2084
(l)
500 526
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Santander Holdings USA Inc
6.57%, 06/12/2029
(l)
100 105
Secured Overnight Financing Rate + 2.70%
Santander UK Group Holdings PLC
6.53%, 01/10/2029
(l)
200 209
Secured Overnight Financing Rate + 2.60%
Saudi Awwal Bank
5.95%, 09/04/2035
(l)
1,875 1,896
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.20%
Skandinaviska Enskilda Banken AB
3.50%, 08/14/2035 EUR 100 118
3.75%, 02/07/2028 125 152
SNB Sukuk Ltd
5.94%, 07/18/2036
(l)
$ 2,025 2,062
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.85%
Societe Generale SA
0.50%, 06/12/2029
(l)
EUR 100 113
3 Month Euro Interbank Offered Rate +
0.95%
3.63%, 03/01/2041
(k)
$ 200 150
3.75%, 05/17/2035
(l)
EUR 100 119
Euribor Swap Rate 5 Year + 1.65%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Societe Generale SA (continued)
5.25%, 09/06/2032
(l)
EUR 100 $ 123
EUR Swap Annual (VS 6 Month) 5 Year +
3.10%
8.50%, 03/25/2034
(h),(k),(l),(o)
$ 600 667
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
10.00%, 11/14/2028
(h),(k),(l),(o)
200 223
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Sovcombank Via Sovcom Capital DAC - Escrow
0.00%, 12/31/2049
(d)
230 —
Standard Chartered PLC
3.27%, 02/18/2036
(k),(l)
200 185
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
4.75%, 01/14/2031
(h),(j),(l),(o)
1,825 1,733
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
4.87%, 05/10/2031
(l)
EUR 100 127
EUR Swap Annual (VS 6 Month) 1 Year +
1.85%
5.24%, 05/13/2031
(j),(k),(l)
$ 200 206
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%
7.00%, 11/14/2035
(h),(k),(o)
5,475 5,636
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.75%
7.63%, 01/16/2032
(h),(j),(k),(l),(o)
1,625 1,738
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
State Street Corp
4.14%, 12/03/2029
(l)
200 201
CME Term Secured Overnight Financing
Rate 3 Month + 1.29%
5.27%, 08/03/2026 100 101
6.70%, 03/15/2029
(h),(l)
500 519
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
6.70%, 09/15/2029
(h),(l)
2,800 2,929
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Sumitomo Mitsui Financial Group Inc
4.95%, 07/08/2033
(l)
923 938
Secured Overnight Financing Rate + 1.38%
5.81%, 09/14/2033 200 213
5.88%, 07/13/2026 200 202
6.18%, 07/13/2043 100 108
Sumitomo Mitsui Trust Bank Ltd
2.80%, 03/10/2027
(k)
200 198
4.45%, 09/10/2027
(k)
763 769
Swedbank AB
0.20%, 01/12/2028 EUR 200 227
7.75%, 03/17/2030
(h),(l),(o)
$ 200 216
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(l)
512 508
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
Toronto-Dominion Bank/The
1.20%, 06/03/2026 200 198
2.00%, 09/10/2031
(j)
100 89
2.55%, 08/03/2027 EUR 100 119
3.69%, 01/09/2032
(l)
CAD 50 37
Canadian Overnight Repo Rate Average
Compounded Index + 0.93%

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Toronto-Dominion Bank/The (continued)
4.42%, 10/31/2035
(l)
CAD 100 $ 75
Canadian Overnight Repo Rate Average
Compounded Index + 1.32%
4.68%, 01/08/2029 200 153
4.75%, 09/11/2030 AUD 50 34
4.93%, 10/15/2035 $ 491 490
6.35%, 10/31/2085
(l)
1,600 1,626
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
8.13%, 10/31/2082
(l)
1,300 1,362
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Bank
4.14%, 10/23/2029
(l)
936 935
Secured Overnight Financing Rate + 0.91%
Truist Financial Corp
3.88%, 03/19/2029 100 99
5.10%, 03/01/2030
(h),(l)
500 503
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
5.71%, 01/24/2035
(l)
100 105
Secured Overnight Financing Rate + 1.92%
6.67%, 03/01/2026
(h),(l)
4,500 4,507
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
UBS Group AG
0.88%, 11/03/2031 EUR 200 208
1.49%, 08/10/2027
(k),(l)
$ 585 577
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
3.87%, 01/12/2029
(k),(l)
400 398
3 Month USD LIBOR + 1.41%
4.38%, 02/10/2031
(h),(k),(l),(o)
1,200 1,096
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
4.63%, 03/17/2028
(l)
EUR 200 242
Euribor Swap Rate 1 Year + 1.15%
4.84%, 11/06/2033
(k),(l)
$ 673 673
Secured Overnight Financing Rate + 1.29%
4.88%, 05/15/2045 250 231
5.43%, 02/08/2030
(k),(l)
558 577
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
5.58%, 05/09/2036
(k),(l)
271 281
Secured Overnight Financing Rate + 1.76%
6.60%, 08/05/2030
(h),(k),(l),(o)
400 404
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.12%
6.63%, 01/08/2031
(h),(k),(l),(o)
1,000 1,006
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.24%
7.00%, 01/08/2036
(h),(k),(l),(o)
3,100 3,138
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.32%
UniCredit SpA
0.85%, 01/19/2031 EUR 100 107
3.80%, 01/16/2033
(l)
150 181
3 Month Euro Interbank Offered Rate +
1.40%
United Overseas Bank Ltd/Sydney
4.64%, 03/16/2026 AUD 200 139
US Bancorp
1.38%, 07/22/2030 $ 100 89
2.49%, 11/03/2036
(l)
1,994 1,746
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 100 96
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp (continued)
3.70%, 01/15/2027
(h),(l)
$ 4,000 $ 3,944
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
5.84%, 06/12/2034
(l)
200 212
Secured Overnight Financing Rate + 2.26%
Webster Financial Corp
5.78%, 09/11/2035
(l)
755 760
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.13%
Wells Fargo & Co
2.50%, 05/02/2029 GBP 100 129
2.57%, 02/11/2031
(l)
$ 465 435
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
2.88%, 10/30/2030
(l)
315 300
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
3.07%, 04/30/2041 1,148 886
Secured Overnight Financing Rate + 5.06%
3.53%, 03/24/2028
(l)
100 99
Secured Overnight Financing Rate + 1.51%
3.90%, 07/22/2032
(l)
EUR 100 122
3 Month Euro Interbank Offered Rate +
1.22%
3.90%, 05/01/2045 $ 100 81
4.08%, 09/15/2029
(l)
982 981
Secured Overnight Financing Rate + 0.88%
4.15%, 01/24/2029 200 201
4.48%, 04/04/2031
(l)
200 201
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.75%, 12/07/2046 214 188
4.89%, 09/15/2036
(l)
50 49
Secured Overnight Financing Rate + 1.34%
5.39%, 04/24/2034
(l)
520 538
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(l)
214 222
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(l)
100 104
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(l)
200 207
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 492 488
Wells Fargo Bank NA
6.60%, 01/15/2038 250 279
Western Alliance Bank
6.54%, 11/15/2035
(l)
940 952
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Westpac Banking Corp
2.96%, 11/16/2040 50 38
3.02%, 11/18/2036
(l)
100 91
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
4.30%, 06/19/2030 AUD 100 68
5.46%, 11/18/2027 $ 200 206
Zions Bancorp NA
6.82%, 11/19/2035
(l)
1,042 1,105
Secured Overnight Financing Rate + 2.83%
$ 273,768
Beverages - 0.24%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 100 99
4.90%, 02/01/2046 1,039 959

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Anheuser-Busch InBev SA/NV
1.50%, 04/18/2030 EUR 100 $ 113
2.75%, 03/17/2036 100 110
2.88%, 04/02/2032 100 117
Anheuser-Busch InBev Worldwide Inc
4.35%, 06/01/2040 $ 80 72
5.00%, 06/15/2034 100 103
5.45%, 01/23/2039 100 103
5.55%, 01/23/2049 25 25
5.80%, 01/23/2059 100 102
CCEP Finance Ireland DAC
1.50%, 05/06/2041 EUR 100 85
Coca-Cola Co/The
0.95%, 05/06/2036 100 92
1.50%, 03/05/2028 $ 200 191
1.65%, 06/01/2030
(j)
200 181
2.50%, 03/15/2051 100 60
5.20%, 01/14/2055 50 48
Constellation Brands Inc
4.35%, 05/09/2027 304 305
4.90%, 05/01/2033 50 50
Diageo Finance PLC
2.50%, 03/27/2032 EUR 100 114
2.75%, 06/08/2038 GBP 100 104
Heineken NV
1.50%, 10/03/2029 EUR 100 114
1.75%, 03/17/2031 100 112
JDE Peet's NV
0.63%, 02/09/2028 100 114
Keurig Dr Pepper Inc
3.80%, 05/01/2050 $ 100 73
PepsiCo Inc
3.00%, 10/15/2027 250 248
3.38%, 07/29/2049 200 144
3.60%, 02/18/2028 376 375
4.45%, 02/07/2028 559 567
4.65%, 07/23/2032 491 500
Pernod Ricard SA
1.75%, 04/08/2030 EUR 100 113
$ 5,393
Biotechnology - 0.27%
Amgen Inc
3.15%, 02/21/2040 $ 1,172 924
4.05%, 08/18/2029 200 200
4.40%, 05/01/2045 186 160
4.40%, 02/22/2062 50 39
4.66%, 06/15/2051 200 171
5.15%, 03/02/2028 490 502
5.25%, 03/02/2030 214 222
5.25%, 03/02/2033 200 207
5.60%, 03/02/2043 50 50
5.65%, 03/02/2053 711 700
5.75%, 03/02/2063 369 361
Biogen Inc
3.15%, 05/01/2050 100 65
CSL Finance PLC
4.63%, 04/27/2042
(k)
100 90
Gilead Sciences Inc
4.15%, 03/01/2047 200 165
4.80%, 11/15/2029 545 560
5.10%, 06/15/2035 362 370
5.25%, 10/15/2033 100 105
Royalty Pharma PLC
2.15%, 09/02/2031 895 791
3.35%, 09/02/2051 100 67
5.15%, 09/02/2029 316 325
5.95%, 09/25/2055 214 213
$ 6,287
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 0.73%
Amrize Finance US LLC
7.13%, 07/15/2036 $ 50 $ 58
Carlisle Cos Inc
2.20%, 03/01/2032 100 87
Carrier Global Corp
3.38%, 04/05/2040 739 595
3.58%, 04/05/2050 100 74
4.13%, 05/29/2028 EUR 100 122
Cie de Saint-Gobain SA
2.38%, 10/04/2027 100 118
3.50%, 01/18/2029 100 121
Cimko Cimento Ve Beton Sanayi Ve Ticaret AS
10.75%, 05/21/2030 $ 800 864
CRH America Finance Inc
5.60%, 02/09/2056 211 207
CRH SMW Finance DAC
4.25%, 07/11/2035 EUR 100 124
5.13%, 01/09/2030 $ 200 206
5.20%, 05/21/2029 917 947
Heidelberg Materials Finance Luxembourg SA
3.00%, 07/10/2030 EUR 100 119
Johnson Controls International plc
4.25%, 05/23/2035 100 125
Limak Cimento Sanayi ve Ticaret AS
9.75%, 07/25/2029 $ 2,000 2,035
Martin Marietta Materials Inc
2.40%, 07/15/2031 513 463
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(k)
8,970 5,225
Owens Corning
3.95%, 08/15/2029 100 99
5.50%, 06/15/2027 309 315
Quikrete Holdings Inc
6.38%, 03/01/2032
(k)
890 923
6.75%, 03/01/2033
(k)
1,440 1,496
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(k)
2,125 2,132
Trane Technologies Financing Ltd
3.80%, 03/21/2029 50 50
Vulcan Materials Co
3.50%, 06/01/2030 100 97
$ 16,602
Chemicals - 1.10%
Air Liquide Finance SA
0.38%, 05/27/2031 EUR 100 104
Air Products and Chemicals Inc
3.25%, 06/16/2032 100 118
4.90%, 10/11/2032 $ 50 51
Akzo Nobel NV
2.00%, 03/28/2032 EUR 100 109
Albemarle Corp
5.05%, 06/01/2032 $ 100 101
BASF SE
4.50%, 03/08/2035 EUR 100 127
Braskem Idesa SAPI
0.00%, 11/15/2029
(d)
$ 1,950 1,272
0.00%, 02/20/2032
(d)
800 525
Celanese US Holdings LLC
6.75%, 04/15/2033
(j)
2,410 2,441
CF Industries Inc
5.30%, 11/26/2035 657 659
5.38%, 03/15/2044 885 837
Dow Chemical Co/The
4.80%, 01/15/2031 100 100
4.80%, 05/15/2049 100 80
5.65%, 03/15/2036
(j)
619 619
DuPont de Nemours Inc
5.32%, 11/15/2038 30 30

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Eastman Chemical Co
5.75%, 03/08/2033 $ 600 $ 629
Ecolab Inc
2.70%, 12/15/2051 788 488
3.95%, 12/01/2047 100 81
4.30%, 06/15/2028 263 266
5.25%, 01/15/2028 494 507
Huntsman International LLC
5.70%, 10/15/2034
(j)
740 692
International Flavors & Fragrances Inc
4.38%, 06/01/2047 75 60
Inversion Escrow Issuer LLC
6.75%, 08/01/2032
(k)
470 466
LANXESS AG
0.63%, 12/01/2029 EUR 100 107
Linde PLC
0.38%, 09/30/2033 100 96
1.00%, 03/31/2027 100 117
2.63%, 02/18/2029 100 119
LYB International Finance BV
4.88%, 03/15/2044 $ 50 41
LYB International Finance III LLC
5.13%, 01/15/2031 50 50
6.15%, 05/15/2035 50 51
Mosaic Co/The
4.35%, 01/15/2029 100 100
4.60%, 11/15/2030 476 477
Nutrien Ltd
2.95%, 05/13/2030 150 142
5.20%, 06/21/2027 334 339
Olympus Water US Holding Corp
7.25%, 02/15/2033
(k)
3,100 3,088
PPG Industries Inc
4.38%, 03/15/2031 751 749
RPM International Inc
2.95%, 01/15/2032 221 202
SCIH Salt Holdings Inc
6.63%, 05/01/2029
(k)
8,400 8,396
Sherwin-Williams Co/The
2.20%, 03/15/2032 100 88
Westlake Corp
2.88%, 08/15/2041 100 68
3.38%, 08/15/2061 735 437
Yara International ASA
4.75%, 06/01/2028
(k)
100 101
$ 25,130
Coal - 0.22%
SunCoke Energy Inc
4.88%, 06/30/2029
(k)
5,275 4,974
Commercial Mortgage Backed Securities - 1.36%
Bayview Commercial Asset Trust 2005-3
4.33%, 11/25/2035
(k)
443 433
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.59%
4.45%, 11/25/2035
(k)
340 335
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
Bayview Commercial Asset Trust 2006-2
4.13%, 07/25/2036
(k)
314 303
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Bayview Commercial Asset Trust 2006-3
4.16%, 10/25/2036
(k)
100 97
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.49%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Bayview Commercial Asset Trust 2006-4
4.13%, 12/25/2036
(k)
$ 529 $ 510
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Bayview Commercial Asset Trust 2007-4
4.46%, 09/25/2037
(k)
508 483
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.79%
Bayview Commercial Asset Trust 2008-2
7.54%, 04/25/2038
(k)
459 457
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.86%
BBCMS 2018-CHRS Mortgage Trust
4.27%, 08/05/2038
(k),(m)
300 271
BBCMS 2018-TALL Mortgage Trust
4.60%, 03/15/2037
(k)
1,470 1,404
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
Benchmark 2019-B15 Mortgage Trust
2.93%, 12/15/2072 390 366
Benchmark 2019-B9 Mortgage Trust
4.02%, 03/15/2052 3,560 3,508
Benchmark 2020-B20 Mortgage Trust
2.03%, 10/15/2053 2,320 2,057
Benchmark 2022-B32 Mortgage Trust
3.00%, 01/15/2055
(m)
568 512
Benchmark 2022-B34 Mortgage Trust
3.79%, 04/15/2055
(m)
2,831 2,648
BX Commercial Mortgage Trust 2020-VIV2
3.54%, 03/09/2044
(k),(m)
200 188
BX Commercial Mortgage Trust 2020-VIV4
2.84%, 03/09/2044
(k)
1,500 1,399
BX Trust 2019-OC11
3.94%, 12/09/2041
(k),(m)
1,750 1,673
COMM 2018-COR3 Mortgage Trust
4.23%, 05/10/2051 2,107 2,068
COMM 2024-277P Mortgage Trust
6.34%, 08/10/2044
(k)
1,484 1,563
FRESB 2019-SB63 Mortgage Trust
1.75%, 04/25/2039
(m),(p)
9,189 307
FRESB 2020-SB76 Mortgage Trust
0.00%, 05/25/2030
(d),(m),(p)
5,259 183
FRESB 2020-SB77 Mortgage Trust
0.18%, 06/25/2040
(m),(p)
23,425 766
Grace Trust 2020-GRCE
2.35%, 12/10/2040
(k)
1,072 962
Harvest Commercial Capital Loan Trust 2019-1
4.64%, 09/25/2046
(k),(m)
2,000 1,957
Harvest Commercial Capital Loan Trust 2020-1
5.96%, 04/25/2052
(k),(m)
270 268
Harvest Commercial Capital Loan Trust 2024-1
6.16%, 10/25/2056 1,676 1,713
Houston Galleria Mall Trust 2025-HGLR
5.46%, 02/05/2045
(k),(m)
364 378
JP Morgan Chase Commercial Mortgage Securities
Trust 2024-OMNI
5.80%, 10/05/2039
(k),(m)
1,007 1,026
MKT 2020-525M Mortgage Trust
2.69%, 02/12/2040
(k)
1,400 1,279
NYC Commercial Mortgage Trust 2026-1PARK
0.00%, 02/15/2043
(d),(i),(k)
246 246
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.25%
ROCK Trust 2024-CNTR
5.39%, 11/13/2041
(k)
225 231
Wells Fargo Commercial Mortgage Trust 2019-C51
3.31%, 06/15/2052 540 519

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
WFRBS Commercial Mortgage Trust 2014-C21
4.21%, 08/15/2047
(m)
$ 212 $ 207
4.23%, 08/15/2047
(m)
737 697
$ 31,014
Commercial Services - 2.24%
Abertis France SAS
1.63%, 09/18/2029 EUR 100 113
Abertis Infraestructuras SA
4.13%, 01/31/2028 100 122
Adani International Container Terminal Pvt Ltd
3.00%, 02/16/2031 $ 2,945 2,728
ADT Security Corp/The
5.88%, 10/15/2033
(k)
850 862
AMN Healthcare Inc
6.50%, 01/15/2031
(k)
1,780 1,803
APRR SA
1.25%, 01/18/2028 EUR 100 116
Ashtead Capital Inc
4.25%, 11/01/2029
(k)
$ 200 198
Autoroutes du Sud de la France SA
1.25%, 01/18/2027 EUR 100 117
2.75%, 09/02/2032 100 115
Autostrade per l'Italia SpA
5.13%, 06/14/2033 100 129
Avis Budget Car Rental LLC / Avis Budget Finance
Inc
8.25%, 01/15/2030
(k)
$ 760 787
8.38%, 06/15/2032
(k)
1,090 1,121
Block Financial LLC
3.88%, 08/15/2030 100 96
Champions Financing Inc
8.75%, 02/15/2029
(j),(k)
2,550 2,474
Duke University
2.76%, 10/01/2050 100 64
ERAC USA Finance LLC
4.90%, 05/01/2033
(k)
100 101
Ford Foundation/The
2.82%, 06/01/2070 840 477
Global Payments Inc
2.90%, 11/15/2031 100 90
4.50%, 11/15/2028 100 100
4.88%, 11/15/2030 50 50
5.20%, 11/15/2032 489 490
5.55%, 11/15/2035 613 608
Herc Holdings Inc
6.00%, 03/15/2034
(k)
3,075 3,091
7.00%, 06/15/2030
(k)
425 446
Massachusetts Institute of Technology
3.07%, 04/01/2052 100 68
Moody's Corp
2.75%, 08/19/2041 100 72
Motability Operations Group PLC
2.38%, 03/14/2032 GBP 100 119
3.63%, 07/24/2029 EUR 100 122
PayPal Holdings Inc
5.05%, 06/01/2052 $ 100 90
President and Fellows of Harvard College
3.75%, 11/15/2052 100 77
PROG Holdings Inc
6.00%, 11/15/2029
(k)
4,150 4,107
Quanta Services Inc
2.35%, 01/15/2032 528 467
2.90%, 10/01/2030 545 511
3.05%, 10/01/2041 459 341
5.10%, 08/09/2035 626 626
Raven Acquisition Holdings LLC
6.88%, 11/15/2031
(k)
1,710 1,714
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
RELX Finance BV
0.50%, 03/10/2028 EUR 100 $ 114
Rentokil Initial Finance BV
3.88%, 06/27/2027 100 121
S&P Global Inc
2.70%, 03/01/2029 $ 559 538
3.70%, 03/01/2052 100 75
4.25%, 01/15/2031
(k)
340 339
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
6.75%, 08/15/2032
(k)
3,725 3,800
Teranet Holdings LP
3.72%, 02/23/2029 CAD 100 74
Thomas Jefferson University
3.85%, 11/01/2057 $ 50 36
Transurban Finance Co Pty Ltd
3.00%, 04/08/2030 EUR 100 119
4.56%, 11/14/2028 CAD 100 75
Transurban Queensland Finance Pty Ltd
3.25%, 08/05/2031 AUD 100 61
Triton Container International Ltd
3.15%, 06/15/2031
(k)
$ 1,694 1,550
Triton Container International Ltd / TAL
International Container Corp
3.25%, 03/15/2032 528 481
5.15%, 02/15/2033 781 777
United Rentals North America Inc
5.38%, 11/15/2033
(k)
1,200 1,199
University of Miami
4.06%, 04/01/2052 50 40
University of Southern California
4.98%, 10/01/2053 50 46
Upbound Group Inc
6.38%, 02/15/2029
(k)
4,575 4,534
VT Topco Inc
8.50%, 08/15/2030
(k)
3,720 3,811
Wand NewCo 3 Inc
7.63%, 01/30/2032
(k)
2,895 3,044
WEX Inc
6.50%, 03/15/2033
(k)
5,525 5,639
Wolters Kluwer NV
0.75%, 07/03/2030 EUR 100 108
$ 51,193
Computers - 0.91%
Accenture Capital Inc
4.50%, 10/04/2034 $ 370 364
Amentum Holdings Inc
7.25%, 08/01/2032
(k)
3,100 3,267
Apple Inc
1.38%, 05/24/2029 EUR 100 114
1.40%, 08/05/2028 $ 1,234 1,168
1.65%, 02/08/2031 100 89
2.65%, 05/11/2050 900 560
2.70%, 08/05/2051 330 204
2.85%, 08/05/2061 200 118
3.35%, 08/08/2032 200 192
3.95%, 08/08/2052 100 79
4.15%, 05/10/2030 100 101
4.38%, 05/13/2045 508 451
4.45%, 05/06/2044 100 91
ASGN Inc
4.63%, 05/15/2028
(k)
2,075 2,044
Booz Allen Hamilton Inc
4.00%, 07/01/2029
(k)
481 472
5.95%, 08/04/2033
(j)
100 104
5.95%, 04/15/2035 760 782

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Capgemini SE
2.00%, 04/15/2029 EUR 100 $ 116
2.50%, 09/25/2028 100 118
Dell International LLC / EMC Corp
3.38%, 12/15/2041 $ 808 611
4.35%, 02/01/2030 932 931
4.75%, 04/01/2028 792 803
5.10%, 02/15/2036 50 49
5.25%, 02/01/2028 100 102
5.75%, 02/01/2033 150 158
8.10%, 07/15/2036 675 810
Gartner Inc
4.95%, 03/20/2031 50 50
Hewlett Packard Enterprise Co
4.40%, 10/15/2030 486 484
5.25%, 07/01/2028 100 103
5.60%, 10/15/2054 50 46
HP Inc
5.50%, 01/15/2033 100 102
IBM International Capital Pte Ltd
4.75%, 02/05/2031 1,701 1,730
Insight Enterprises Inc
6.63%, 05/15/2032
(k)
2,075 2,124
International Business Machines Corp
0.88%, 02/09/2030 EUR 100 110
2.20%, 02/09/2027 $ 200 197
4.00%, 02/06/2043 EUR 100 115
4.60%, 02/03/2033
(i)
$ 807 806
5.10%, 02/06/2053 100 91
5.20%, 02/10/2035 100 102
Kyndryl Holdings Inc
3.15%, 10/15/2031 475 433
4.10%, 10/15/2041 50 39
Leidos Inc
5.50%, 03/15/2035 50 52
Teleperformance SE
4.25%, 01/21/2030 EUR 100 122
Western Digital Corp
2.85%, 02/01/2029 $ 100 95
$ 20,699
Consumer Products - 0.01%
Kimberly-Clark Corp
2.00%, 11/02/2031
(j)
100 89
Reckitt Benckiser Treasury Services PLC
2.63%, 09/10/2028 EUR 100 119
$ 208
Cosmetics & Personal Care - 0.11%
Haleon Netherlands Capital BV
2.13%, 03/29/2034 100 107
Haleon US Capital LLC
4.00%, 03/24/2052 $ 1,550 1,220
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(g)
15,607 —
Kenvue Inc
4.85%, 05/22/2032 505 515
5.10%, 03/22/2043 100 96
L'Oreal SA
2.75%, 11/19/2030 EUR 100 119
Procter & Gamble Co/The
4.05%, 01/26/2033 $ 200 199
Unilever Capital Corp
5.00%, 12/08/2033 100 104
Unilever Finance Netherlands BV
1.38%, 09/04/2030 EUR 100 112
$ 2,472
Credit Card Asset Backed Securities - 0.06%
American Express Credit Account Master Trust
4.65%, 07/15/2029 $ 1,305 1,322
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale - 0.06%
RB Global Holdings Inc
7.75%, 03/15/2031
(k)
$ 925 $ 964
Resideo Funding Inc
6.50%, 07/15/2032
(k)
450 457
$ 1,421
Diversified Financial Services - 2.98%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.30%, 01/30/2032 150 139
3.85%, 10/29/2041 150 123
Air Lease Corp
5.30%, 02/01/2028 150 153
Ally Financial Inc
6.18%, 07/26/2035
(l)
100 103
Secured Overnight Financing Rate + 2.29%
6.70%, 02/14/2033
(j)
2,200 2,293
American Express Co
3.13%, 05/20/2026 100 100
3.43%, 05/20/2032
(l)
EUR 100 120
3 Month Euro Interbank Offered Rate +
1.10%
3.55%, 09/15/2026
(h),(l)
$ 1,900 1,880
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
4.92%, 07/20/2033
(l)
330 334
Secured Overnight Financing Rate + 1.22%
5.09%, 01/30/2031 559 575
Secured Overnight Financing Rate + 2.04%
5.10%, 02/16/2028
(l)
1,395 1,411
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(l)
150 154
Secured Overnight Financing Rate + 1.28%
5.44%, 01/30/2036
(l)
100 103
Secured Overnight Financing Rate + 1.32%
5.67%, 04/25/2036
(l)
390 408
Secured Overnight Financing Rate + 1.79%
Apollo Global Management Inc
6.00%, 12/15/2054
(l)
50 50
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Aviation Capital Group LLC
6.25%, 04/15/2028
(k)
100 104
Avolon Holdings Funding Ltd
2.53%, 11/18/2027
(k)
200 194
Azorra Finance Ltd
7.75%, 04/15/2030
(k)
3,975 4,183
Blackstone Holdings Finance Co LLC
3.50%, 06/01/2034 EUR 100 118
Blue Owl Finance LLC
3.13%, 06/10/2031 $ 100 91
Bread Financial Holdings Inc
6.75%, 05/15/2031
(k)
975 1,004
8.38%, 06/15/2035
(k),(l)
1,850 1,899
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.30%
Brookfield Asset Management Ltd
4.65%, 11/15/2030 50 50
Burford Capital Global Finance LLC
9.25%, 07/01/2031
(k)
5,675 5,841
Cantor Fitzgerald LP
4.50%, 04/14/2027
(k)
100 100
Capital One Financial Corp
1.65%, 06/12/2029 EUR 100 113
3.80%, 01/31/2028 $ 100 99
4.49%, 09/11/2031
(l)
100 99
Secured Overnight Financing Rate + 1.25%
4.93%, 05/10/2028
(l)
150 152
Secured Overnight Financing Rate + 2.06%

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Capital One Financial Corp (continued)
5.88%, 07/26/2035
(l)
$ 100 $ 104
Secured Overnight Financing Rate + 1.99%
Charles Schwab Corp/The
5.64%, 05/19/2029
(l)
100 104
Secured Overnight Financing Rate + 2.21%
6.14%, 08/24/2034
(l)
100 109
Secured Overnight Financing Rate + 2.01%
Credit Acceptance Corp
9.25%, 12/15/2028
(k)
3,775 3,956
CS Treasury Management Services P Ltd
9.00%, 06/05/2026
(h),(k)
612 626
Equitable America Global Funding
3.95%, 09/15/2027
(k)
50 50
4.30%, 12/15/2028
(k)
486 488
Euronext NV
2.63%, 11/26/2028 EUR 100 118
EZCORP Inc
7.38%, 04/01/2032
(k)
$ 1,020 1,087
Focus Financial Partners LLC
6.75%, 09/15/2031
(k)
3,320 3,399
Freedom Mortgage Holdings LLC
7.88%, 04/01/2033
(k)
1,550 1,581
goeasy Ltd
6.88%, 05/15/2030
(k)
1,075 1,022
Intercontinental Exchange Inc
1.85%, 09/15/2032 100 85
3.00%, 09/15/2060 100 60
Jane Street Group / JSG Finance Inc
6.75%, 05/01/2033
(k)
1,900 1,976
Jefferies Financial Group Inc
2.63%, 10/15/2031 100 89
5.50%, 02/15/2036 50 49
Lazard Group LLC
4.38%, 03/11/2029 100 100
LPL Holdings Inc
5.75%, 06/15/2035 50 51
LSEG Finance PLC
4.50%, 10/19/2028 GBP 100 138
Lseg Netherlands BV
0.25%, 04/06/2028 EUR 100 113
Mastercard Inc
1.90%, 03/15/2031 $ 200 180
4.35%, 01/15/2032 666 669
Nasdaq Inc
0.90%, 07/30/2033 EUR 100 99
5.35%, 06/28/2028 $ 100 103
Nomura Holdings Inc
3.00%, 01/22/2032 200 182
7.00%, 07/15/2030
(h),(l),(o)
200 208
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.08%
OneMain Finance Corp
4.00%, 09/15/2030 1,300 1,219
7.13%, 11/15/2031 1,425 1,477
7.50%, 05/15/2031 1,925 2,018
7.88%, 03/15/2030 2,500 2,637
ORIX Corp
2.25%, 03/09/2031 100 90
5.20%, 09/13/2032 50 52
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(k)
4,750 4,745
Raymond James Financial Inc
4.65%, 04/01/2030 200 204
Rfna LP
7.88%, 02/15/2030
(k)
3,475 3,500
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Rocket Cos Inc
6.13%, 08/01/2030
(k)
$ 500 $ 512
6.38%, 08/01/2033
(k)
1,100 1,141
6.50%, 08/01/2029
(k)
1,600 1,646
7.13%, 02/01/2032
(k)
575 601
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
3.88%, 03/01/2031
(k)
475 446
Sagen MI Canada Inc
3.26%, 03/05/2031 CAD 100 70
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 $ 1,800 1,799
Stellantis Financial Services US Corp
4.95%, 09/15/2028
(k)
452 458
Stonex Escrow Issuer LLC
6.88%, 07/15/2032
(k)
2,525 2,605
StoneX Group Inc
7.88%, 03/01/2031
(k)
1,850 1,968
Synchrony Financial
2.88%, 10/28/2031 100 89
5.15%, 03/19/2029 914 928
5.45%, 03/06/2031
(l)
289 295
Secured Overnight Financing Rate + 1.68%
USAA Capital Corp
4.38%, 06/01/2028
(k)
625 632
Visa Inc
2.05%, 04/15/2030 100 93
3.65%, 09/15/2047 100 78
Voya Financial Inc
5.00%, 09/20/2034 75 75
$ 68,117
Electric - 2.85%
AEP Texas Inc
5.85%, 10/15/2055 731 719
AEP Transmission Co LLC
4.50%, 06/15/2052 279 235
AES Corp/The
2.45%, 01/15/2031 119 108
5.80%, 03/15/2032 521 539
Alabama Power Co
3.00%, 03/15/2052 150 97
4.30%, 03/15/2031 50 50
AltaLink LP
4.87%, 11/15/2040 CAD 100 75
Ameren Corp
5.70%, 12/01/2026 $ 295 299
Ameren Illinois Co
3.85%, 09/01/2032 100 96
American Electric Power Co Inc
5.80%, 03/15/2056 450 450
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%
6.05%, 03/15/2056
(l)
600 596
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.94%
6.95%, 12/15/2054
(l)
600 643
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(l)
800 837
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Amprion GmbH
4.13%, 09/07/2034 EUR 100 123
Appalachian Power Co
4.50%, 03/01/2049 $ 100 82
7.00%, 04/01/2038 100 113
Arizona Public Service Co
4.50%, 04/01/2042 100 88

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Ausgrid Finance Pty Ltd
1.81%, 02/05/2027 AUD 100 $ 68
AusNet Services Holdings Pty Ltd
2.60%, 07/31/2029 100 64
Avangrid Inc
3.80%, 06/01/2029 $ 100 99
Baltimore Gas and Electric Co
5.40%, 06/01/2053 100 96
Black Hills Corp
4.55%, 01/31/2031 50 50
Brookfield Infrastructure Finance ULC
5.98%, 02/14/2033 CAD 100 81
Brookfield Renewable Partners ULC
5.88%, 11/09/2032 100 81
Bruce Power LP
4.70%, 12/21/2027 100 76
Capital Power Corp
4.23%, 01/14/2033 50 37
CenterPoint Energy Houston Electric LLC
5.05%, 03/01/2035 $ 100 101
CenterPoint Energy Inc
6.85%, 02/15/2055
(l)
50 53
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
CMS Energy Corp
4.75%, 06/01/2050
(l)
644 636
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.12%
Comision Federal de Electricidad
5.00%, 09/29/2036 809 762
Commonwealth Edison Co
3.80%, 10/01/2042 100 81
5.95%, 06/01/2055 142 147
Connecticut Light and Power Co/The
4.95%, 08/15/2034 100 101
Consolidated Edison Co of New York Inc
4.13%, 05/15/2049 534 425
4.45%, 03/15/2044 277 241
4.50%, 12/01/2045 401 345
4.50%, 05/15/2058 100 81
4.63%, 12/01/2054 100 84
Constellation Energy Generation LLC
3.75%, 03/01/2031
(k)
100 96
5.80%, 03/01/2033 100 106
5.88%, 01/15/2066 292 285
Consumers Energy Co
3.60%, 08/15/2032 100 95
4.90%, 02/15/2029 100 103
Dominion Energy Inc
3.38%, 04/01/2030 100 97
4.85%, 08/15/2052 100 86
6.63%, 05/15/2055 2,050 2,107
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
DTE Electric Co
4.05%, 05/15/2048 100 81
DTE Energy Co
4.88%, 06/01/2028 505 514
Duke Energy Carolinas LLC
3.55%, 03/15/2052 306 220
5.25%, 03/15/2035 100 103
5.40%, 01/15/2054 194 188
Duke Energy Corp
3.10%, 06/15/2028 EUR 100 120
3.75%, 09/01/2046 $ 50 38
5.00%, 12/08/2027 200 204
5.80%, 06/15/2054 396 391
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Corp (continued)
6.45%, 09/01/2054
(l)
$ 50 $ 52
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
Duke Energy Florida LLC
5.95%, 11/15/2052 261 270
Duke Energy Indiana LLC
3.25%, 10/01/2049 100 69
5.40%, 04/01/2053 100 95
Duke Energy Ohio Inc
5.55%, 03/15/2054 50 49
5.65%, 04/01/2053 210 208
Duke Energy Progress LLC
4.00%, 04/01/2052 404 312
Duquesne Light Holdings Inc
2.53%, 10/01/2030
(k)
100 91
E.ON International Finance BV
5.88%, 10/30/2037 GBP 100 138
E.ON SE
3.13%, 03/05/2030 EUR 100 120
3.50%, 10/26/2037 100 117
Eastern European Electric Co BV
6.50%, 05/15/2030
(k)
825 1,028
6.50%, 05/15/2030 450 561
Eastern Power Networks PLC
1.88%, 06/01/2035 GBP 100 104
Edison International
5.25%, 11/15/2028 $ 100 102
EDP Finance BV
3.88%, 03/11/2030 EUR 100 123
Electricite de France SA
9.13%, 03/15/2033
(h),(l)
$ 1,700 2,012
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
Emera US Finance LP
2.64%, 06/15/2031 100 90
4.75%, 06/15/2046 595 509
Enel Finance International NV
3.50%, 04/06/2028
(k)
347 343
4.50%, 02/20/2043 EUR 100 120
4.75%, 05/25/2047
(k)
$ 283 245
5.13%, 06/26/2029
(k)
475 487
6.80%, 09/15/2037
(k)
100 112
Enel SpA
4.25%, 01/14/2030
(h),(l)
EUR 100 120
Euribor Swap Rate 5 Year + 2.01%
Energo - Pro as
6.45%, 04/15/2031 1,100 1,296
8.00%, 05/27/2030
(k)
1,500 1,889
Energuate Trust 2 0
6.35%, 09/15/2035
(k)
$ 1,025 1,024
Engie SA
2.13%, 03/30/2032 EUR 200 223
4.25%, 01/11/2043 100 116
Entergy Arkansas LLC
4.20%, 04/01/2049 $ 100 81
4.95%, 01/15/2036 204 204
Entergy Corp
6.10%, 06/15/2056
(l)
1,900 1,899
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.01%
Entergy Louisiana LLC
2.35%, 06/15/2032 100 88
Entergy Mississippi LLC
3.85%, 06/01/2049 316 242
Entergy Texas Inc
4.50%, 03/30/2039 1,207 1,117
5.55%, 09/15/2054 50 48

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Eurogrid GmbH
0.74%, 04/21/2033 EUR 100 $ 98
EUSHI Finance Inc
6.25%, 04/01/2056
(l)
$ 400 402
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%
Evergy Kansas Central Inc
4.70%, 03/13/2028 198 201
Evergy Metro Inc
4.20%, 06/15/2047 100 82
Eversource Energy
3.45%, 01/15/2050 100 71
Exelon Corp
4.10%, 03/15/2052 100 77
6.50%, 03/15/2055
(l)
100 104
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
FirstEnergy Corp
2.65%, 03/01/2030 100 93
3.40%, 03/01/2050 100 69
4.85%, 07/15/2047 501 443
FirstEnergy Pennsylvania Electric Co
5.20%, 04/01/2028
(k)
809 827
FirstEnergy Transmission LLC
4.55%, 04/01/2049
(k)
983 839
Florida Power & Light Co
3.99%, 03/01/2049 100 79
4.05%, 10/01/2044 100 83
5.15%, 06/15/2029 667 692
5.30%, 06/15/2034 150 157
5.60%, 02/15/2066 289 284
5.70%, 03/15/2055 50 51
FortisAlberta Inc
4.27%, 09/22/2045 CAD 100 69
Georgia Power Co
3.25%, 03/15/2051 $ 811 556
Hydro One Inc
3.63%, 06/25/2049 CAD 100 62
4.25%, 01/04/2035 100 75
Iberdrola Finanzas SA
1.62%, 11/29/2029 EUR 100 114
4.88%, 04/25/2028
(h),(l)
100 123
EUR Swap Annual (VS 6 Month) 5 Year +
2.26%
Iberdrola International BV
6.75%, 07/15/2036 $ 75 85
Indianapolis Power & Light Co
5.70%, 04/01/2054
(k)
50 50
Interstate Power and Light Co
3.50%, 09/30/2049 572 411
ITC Holdings Corp
3.35%, 11/15/2027 100 99
Kentucky Power Co
7.00%, 11/15/2033
(k)
967 1,052
Kentucky Utilities Co
5.13%, 11/01/2040 100 98
5.85%, 08/15/2055 211 214
Liberty Utilities Finance GP 1
2.05%, 09/15/2030
(k)
352 319
Lightning Power LLC
7.25%, 08/15/2032
(k)
1,675 1,783
MidAmerican Energy Co
5.30%, 02/01/2055 50 47
5.35%, 01/15/2034 50 52
5.85%, 09/15/2054 50 51
Narragansett Electric Co/The
5.35%, 05/01/2034
(k)
460 473
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
National Grid Electricity Distribution West
Midlands PLC
5.75%, 04/16/2032 GBP 100 $ 142
National Grid PLC
0.25%, 09/01/2028 EUR 100 112
0.55%, 09/18/2029 100 109
National Rural Utilities Cooperative Finance Corp
3.95%, 12/10/2027 $ 820 822
4.12%, 09/16/2027 472 474
4.15%, 08/25/2028 239 240
4.75%, 02/07/2028 244 248
Network Finance Co Pty Ltd
2.58%, 10/03/2028 AUD 100 65
Nevada Power Co
3.13%, 08/01/2050 $ 100 65
New England Power Co
3.80%, 12/05/2047
(k)
100 76
New York State Electric & Gas Corp
5.85%, 08/15/2033
(k)
449 476
NextEra Energy Capital Holdings Inc
1.88%, 01/15/2027 200 196
4.00%, 05/15/2056
(l)
EUR 100 118
Euribor Swap Rate 5 Year + 1.59%
4.69%, 09/01/2027 $ 333 337
5.30%, 03/15/2032 713 741
5.65%, 05/01/2079
(l)
100 101
3 Month USD LIBOR + 3.16%
5.90%, 03/15/2055 209 210
Niagara Mohawk Power Corp
5.66%, 01/17/2054
(k)
50 48
Northern Powergrid Northeast PLC
1.88%, 06/16/2062 GBP 100 55
Northern States Power Co/MN
2.60%, 06/01/2051 $ 100 61
NRG Energy Inc
7.00%, 03/15/2033
(k)
50 55
Oklahoma Gas and Electric Co
3.25%, 04/01/2030 100 96
Oncor Electric Delivery Co LLC
3.70%, 05/15/2050 100 74
4.15%, 06/01/2032 434 424
5.75%, 03/15/2029 200 209
Pacific Gas and Electric Co
3.30%, 03/15/2027 150 149
3.30%, 08/01/2040 150 114
3.95%, 12/01/2047 304 227
4.30%, 03/15/2045 909 723
4.95%, 07/01/2050 734 622
5.00%, 06/04/2028 50 51
6.10%, 01/15/2029 75 79
6.10%, 10/15/2055 890 876
6.75%, 01/15/2053 100 107
PacifiCorp
4.10%, 02/01/2042 100 80
PECO Energy Co
4.88%, 09/15/2035 50 50
PPL Capital Funding Inc
5.25%, 09/01/2034 237 242
Public Service Co of Colorado
1.90%, 01/15/2031 100 89
2.70%, 01/15/2051 1,513 915
3.70%, 06/15/2028 531 528
4.10%, 06/15/2048 711 566
5.15%, 09/15/2035 50 50
Public Service Co of Oklahoma
2.20%, 08/15/2031 643 570
5.45%, 01/15/2036 50 51

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Electric and Gas Co
4.85%, 08/01/2034 $ 336 $ 338
5.63%, 01/01/2056 50 50
Public Service Enterprise Group Inc
2.45%, 11/15/2031 100 90
Puget Energy Inc
4.10%, 06/15/2030 100 98
Puget Sound Energy Inc
5.60%, 09/15/2055 50 49
5.69%, 06/15/2054 382 378
Red Electrica Financiaciones SA
1.25%, 03/13/2027 EUR 100 117
RWE AG
2.75%, 05/24/2030 100 118
4.13%, 02/13/2035 50 62
RWE Finance US LLC
5.88%, 09/18/2055
(k)
$ 670 659
6.25%, 04/16/2054
(k)
976 1,009
Saavi Energia Sarl
8.88%, 02/10/2035
(k)
2,775 3,004
San Diego Gas & Electric Co
4.95%, 08/15/2028 100 102
5.40%, 04/15/2035 50 52
Sempra
4.13%, 04/01/2052
(l)
75 74
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.87%
6.55%, 04/01/2055
(l)
50 51
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Southern California Edison Co
3.60%, 02/01/2045 100 72
5.88%, 12/01/2053 306 294
5.95%, 11/01/2032 200 212
6.20%, 09/15/2055 409 412
Southern Co/The
4.85%, 06/15/2028 100 102
Southern Power Co
5.25%, 07/15/2043 100 96
Southwestern Public Service Co
6.00%, 06/01/2054 50 51
SSE PLC
4.00%, 01/21/2028
(h),(l)
EUR 100 120
EUR Swap Annual (VS 6 Month) 5 Year +
2.70%
Terna - Rete Elettrica Nazionale
0.38%, 06/23/2029 100 109
Trans-Allegheny Interstate Line Co
5.00%, 01/15/2031
(k)
$ 370 380
Union Electric Co
3.25%, 10/01/2049 100 69
3.90%, 04/01/2052 387 295
Virginia Electric and Power Co
2.40%, 03/30/2032 150 134
4.60%, 12/01/2048 50 43
5.05%, 08/15/2034 100 101
5.55%, 08/15/2054 204 197
Vistra Operations Co LLC
4.30%, 10/15/2028
(k)
612 612
6.95%, 10/15/2033
(k)
100 111
VoltaGrid LLC
7.38%, 11/01/2030
(k)
3,025 3,064
WEC Energy Group Inc
2.20%, 12/15/2028 100 95
5.63%, 05/15/2056
(l)
300 302
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.91%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Wisconsin Electric Power Co
4.15%, 10/15/2030 $ 100 $ 100
Wisconsin Power and Light Co
3.95%, 09/01/2032 380 366
5.38%, 03/30/2034 100 103
Xcel Energy Inc
5.45%, 08/15/2033 100 103
$ 65,219
Electrical Components & Equipment - 0.04%
Schneider Electric SE
3.38%, 04/13/2034 EUR 100 119
WESCO Distribution Inc
6.63%, 03/15/2032
(k)
$ 725 758
$ 877
Electronics - 0.23%
Allegion US Holding Co Inc
5.41%, 07/01/2032 430 446
5.60%, 05/29/2034 449 469
Amphenol Corp
3.90%, 11/15/2028 453 453
4.13%, 11/15/2030 481 478
4.63%, 02/15/2036 50 49
5.30%, 11/15/2055 414 395
Honeywell International Inc
1.10%, 03/01/2027 100 97
1.95%, 06/01/2030 100 91
4.50%, 01/15/2034 100 99
5.35%, 03/01/2064 50 48
Keysight Technologies Inc
4.60%, 04/06/2027 100 101
Trimble Inc
6.10%, 03/15/2033 318 340
Tyco Electronics Group SA
4.88%, 02/09/2036
(i)
530 528
5.00%, 05/09/2035 659 665
Vontier Corp
2.40%, 04/01/2028 100 96
2.95%, 04/01/2031 1,007 924
$ 5,279
Energy - Alternate Sources - 0.13%
FS Luxembourg Sarl
8.63%, 06/25/2033
(k)
950 981
8.88%, 02/12/2031
(k)
1,408 1,493
8.88%, 02/12/2031
(j)
530 562
$ 3,036
Engineering & Construction - 0.81%
Aeroports de Montreal
3.03%, 04/21/2050 CAD 75 41
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(k)
$ 2,175 2,238
Bouygues SA
2.25%, 06/29/2029 EUR 200 234
Brundage-Bone Concrete Pumping Holdings Inc
7.50%, 02/01/2032
(k)
$ 3,750 3,775
Cellnex Finance Co SA
2.00%, 02/15/2033 EUR 100 107
CIMIC Finance USA Pty Ltd
7.00%, 03/25/2034
(k)
$ 50 54
Corp Quiport SA
9.00%, 12/15/2037
(k)
3,050 3,284
Gatwick Funding Ltd
2.88%, 07/05/2051 GBP 100 81
Greater Toronto Airports Authority
2.75%, 10/17/2039 CAD 50 30
Heathrow Funding Ltd
1.88%, 03/14/2036 EUR 100 104

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
HOCHTIEF AG
0.63%, 04/26/2029 EUR 100 $ 111
ICA ICTAS Altyapi Yavuz Sultan Selim Koprusu Ve
Kuzey Cevre Otoyolu Yatirim Ve I
7.54%, 10/31/2027 $ 3,025 3,089
IHS Holding Ltd
7.88%, 05/29/2030
(k)
1,700 1,750
8.25%, 11/29/2031 325 339
IHS Netherlands Holdco BV
8.00%, 09/18/2027 1,358 1,357
Jacobs Engineering Group Inc
6.35%, 08/18/2028 50 53
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(k)
900 918
Manchester Airport Group Funding PLC
5.25%, 09/30/2036 GBP 100 135
MasTec Inc
5.90%, 06/15/2029 $ 425 445
Sydney Airport Finance Co Pty Ltd
4.38%, 05/03/2033 EUR 100 125
Vancouver Airport Authority
1.76%, 09/20/2030 CAD 250 172
$ 18,442
Entertainment - 1.80%
Brightstar Lottery PLC/ Brightstar Global Solutions
Corp
5.75%, 01/15/2033
(k)
$ 1,825 1,814
Caesars Entertainment Inc
4.63%, 10/15/2029
(k)
2,025 1,945
6.00%, 10/15/2032
(j),(k)
5,630 5,477
7.00%, 02/15/2030
(k)
4,925 5,086
Cinemark USA Inc
7.00%, 08/01/2032
(k)
1,675 1,733
Jacobs Entertainment Inc
6.75%, 02/15/2029
(k)
900 889
Light & Wonder International Inc
6.25%, 10/01/2033
(k)
2,615 2,648
7.50%, 09/01/2031
(k)
2,625 2,747
Rivers Enterprise Borrower LLC / Rivers Enterprise
Finance Corp
6.63%, 02/01/2033
(k)
3,675 3,741
Scientific Games Holdings LP/Scientific Games US
FinCo Inc
6.63%, 03/01/2030
(k)
6,720 6,132
Six Flags Entertainment Corp
7.25%, 05/15/2031
(k)
1,070 1,056
Six Flags Entertainment Corp /Six Flags Theme
Parks Inc/ Canada's Wonderland Co
6.63%, 05/01/2032
(k)
870 889
Voyager Parent LLC
9.25%, 07/01/2032
(k)
4,275 4,541
Warnermedia Holdings Inc
5.05%, 03/15/2042 1,530 1,075
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(k)
1,350 1,454
$ 41,227
Environmental Control - 0.49%
Madison IAQ LLC
5.88%, 06/30/2029
(k)
5,148 5,142
Republic Services Inc
5.00%, 04/01/2034 100 102
Reworld Holding Corp
4.88%, 12/01/2029
(k)
925 895
Waste Connections Inc
2.20%, 01/15/2032 766 678
2.60%, 02/01/2030 50 47
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Waste Management Inc
3.15%, 11/15/2027 $ 100 $ 99
4.63%, 02/15/2033 100 101
4.95%, 07/03/2027 659 670
Waste Pro USA Inc
7.00%, 02/01/2033
(k)
3,275 3,365
$ 11,099
Food - 1.85%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
5.75%, 03/31/2034
(k)
1,800 1,770
Barry Callebaut Services NV
4.25%, 08/19/2031 EUR 100 122
Bimbo Bakeries USA Inc
6.05%, 01/15/2029 $ 200 209
Carrefour SA
2.88%, 12/08/2028 EUR 100 119
Conagra Brands Inc
4.85%, 11/01/2028 $ 100 101
5.00%, 08/01/2030 50 51
7.00%, 10/01/2028 602 643
Danone SA
0.52%, 11/09/2030 EUR 100 106
Fiesta Purchaser Inc
7.88%, 03/01/2031
(k)
$ 3,240 3,332
9.63%, 09/15/2032
(k)
4,910 4,967
Froneri Lux FinCo SARL
4.75%, 08/01/2032
(k)
EUR 2,700 3,229
6.00%, 08/01/2032
(k)
$ 725 734
General Mills Inc
4.20%, 04/17/2028 100 100
Grupo Nutresa SA
8.00%, 05/12/2030
(k)
1,750 1,864
Hershey Co/The
4.55%, 02/24/2028 408 415
Hormel Foods Corp
1.70%, 06/03/2028 100 95
4.80%, 03/30/2027 618 624
J M Smucker Co/The
6.20%, 11/15/2033 50 54
JBS NV/JBS USA Foods Group Holdings Inc/JBS
USA Food Co Holdings
5.95%, 04/20/2035 150 158
6.50%, 12/01/2052 50 52
Kellanova
7.45%, 04/01/2031 1,030 1,182
Kraft Heinz Foods Co
3.75%, 04/01/2030 50 49
3.88%, 05/15/2027 200 199
4.38%, 06/01/2046 710 583
4.88%, 10/01/2049 413 354
5.20%, 03/15/2032 343 352
5.50%, 06/01/2050 100 93
Kroger Co/The
3.88%, 10/15/2046 197 153
4.65%, 01/15/2048 50 43
5.00%, 09/15/2034 308 308
5.50%, 09/15/2054 669 639
5.65%, 09/15/2064 985 937
Lamb Weston Holdings Inc
4.38%, 01/31/2032
(k)
1,025 977
Loblaw Cos Ltd
5.01%, 09/13/2032 CAD 100 78
Magnum Icc Finance BV
2.75%, 02/26/2029 EUR 100 118

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Mars Inc
3.95%, 04/01/2044
(k)
$ 100 $ 83
4.60%, 03/01/2028
(k)
100 101
4.65%, 04/20/2031
(k)
812 828
4.80%, 03/01/2030
(k)
50 51
5.65%, 05/01/2045
(k)
594 599
5.70%, 05/01/2055
(k)
432 431
Metro Inc/CN
4.27%, 12/04/2047 CAD 50 33
Mondelez International Inc
0.25%, 03/17/2028 EUR 100 113
5.13%, 05/06/2035 $ 50 51
Nestle Finance International Ltd
1.25%, 03/29/2031 EUR 100 110
3.50%, 09/23/2038 50 58
3.75%, 03/13/2033 100 124
Nestle Holdings Inc
2.63%, 09/14/2051
(k)
$ 150 93
Performance Food Group Inc
6.13%, 09/15/2032
(k)
1,075 1,104
Pilgrim's Pride Corp
6.25%, 07/01/2033 100 107
Post Holdings Inc
4.50%, 09/15/2031
(k)
4,400 4,168
6.25%, 10/15/2034
(k)
990 997
6.50%, 03/15/2036
(k)
1,900 1,902
Simmons Foods Inc/Simmons Prepared Foods Inc/
Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(k)
3,160 3,046
Smithfield Foods Inc
2.63%, 09/13/2031
(k)
100 89
Sysco Corp
4.45%, 03/15/2048 554 471
4.50%, 04/01/2046 362 311
5.10%, 09/23/2030 679 701
6.60%, 04/01/2050 50 55
Tesco Corporate Treasury Services PLC
2.75%, 04/27/2030 GBP 100 128
US Foods Inc
7.25%, 01/15/2032
(k)
$ 1,671 1,753
Woolworths Group Ltd
5.91%, 11/29/2034 AUD 100 70
$ 42,387
Forest Products & Paper - 0.10%
Georgia-Pacific LLC
2.30%, 04/30/2030
(k)
$ 100 92
4.40%, 06/30/2028
(k)
236 238
International Paper Co
4.40%, 08/15/2047 75 62
Magnera Corp
4.75%, 11/15/2029
(k)
800 723
7.25%, 11/15/2031
(k)
1,200 1,134
Suzano Austria GmbH
3.13%, 01/15/2032 100 90
$ 2,339
Gas - 0.25%
AltaGas Ltd
3.03%, 11/10/2027 CAD 50 37
7.20%, 10/15/2054
(k),(l)
$ 1,000 1,040
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%
APA Infrastructure Ltd
5.13%, 09/16/2034
(k)
100 100
Atmos Energy Corp
1.50%, 01/15/2031 100 88
5.45%, 01/15/2056 50 48
Brooklyn Union Gas Co/The
6.39%, 09/15/2033
(k)
150 161
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
Cadent Finance PLC
5.75%, 03/14/2034 GBP 100 $ 140
CU Inc
5.09%, 09/20/2053 CAD 75 58
Enbridge Gas Inc
4.00%, 08/22/2044 100 67
ENN Energy Holdings Ltd
2.63%, 09/17/2030 $ 200 184
EP Infrastructure AS
2.05%, 10/09/2028 EUR 100 115
Italgas SpA
1.00%, 12/11/2031 100 105
KeySpan Gas East Corp
5.99%, 03/06/2033
(k)
$ 623 655
Naturgy Finance Iberia SA
1.50%, 01/29/2028 EUR 100 116
NiSource Inc
5.65%, 02/01/2045 $ 100 99
5.85%, 04/01/2055 198 197
6.38%, 03/31/2055
(l)
1,800 1,860
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.53%
Piedmont Natural Gas Co Inc
5.10%, 02/15/2035 100 101
Snam SpA
1.25%, 06/20/2034 EUR 100 100
Southern California Gas Co
3.95%, 02/15/2050 $ 25 19
5.60%, 04/01/2054 295 288
Southern Co Gas Capital Corp
1.75%, 01/15/2031 75 66
5.10%, 09/15/2035 50 50
$ 5,694
Hand & Machine Tools - 0.04%
Stanley Black & Decker Inc
6.71%, 03/15/2060
(l)
1,018 1,008
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Healthcare - Products - 0.43%
Abbott Laboratories
4.75%, 04/15/2043 100 94
Agilent Technologies Inc
2.30%, 03/12/2031 1,001 908
2.75%, 09/15/2029 844 807
American Medical Systems Europe BV
1.38%, 03/08/2028 EUR 100 116
Baxter International Inc
2.54%, 02/01/2032 $ 100 87
3.95%, 04/01/2030 100 98
5.65%, 12/15/2035 290 292
Boston Scientific Corp
2.65%, 06/01/2030 100 94
DH Europe Finance II Sarl
0.75%, 09/18/2031 EUR 100 104
3.40%, 11/15/2049 $ 100 72
EssilorLuxottica SA
0.50%, 06/05/2028 EUR 100 114
GE HealthCare Technologies Inc
5.50%, 06/15/2035 $ 50 52
5.65%, 11/15/2027 1,255 1,290
Koninklijke Philips NV
4.25%, 09/08/2031 EUR 100 125
Medline Borrower LP
5.25%, 10/01/2029
(k)
$ 1,675 1,678
Medtronic Global Holdings SCA
1.13%, 03/07/2027 EUR 100 117
1.63%, 10/15/2050 100 69

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Medtronic Inc
4.38%, 03/15/2035 $ 100 $ 98
Molnlycke Holding AB
4.25%, 09/08/2028 EUR 100 123
Neogen Food Safety Corp
8.63%, 07/20/2030
(k)
$ 885 943
Sartorius Finance BV
4.88%, 09/14/2035 EUR 100 127
Solventum Corp
5.90%, 04/30/2054 $ 50 50
STERIS Irish FinCo UnLtd Co
3.75%, 03/15/2051 1,394 1,043
Stryker Corp
0.75%, 03/01/2029 EUR 100 112
4.85%, 12/08/2028 $ 100 102
Thermo Fisher Scientific Inc
1.50%, 10/01/2039 EUR 100 89
2.04%, 03/07/2036 CHF 50 69
4.47%, 10/07/2032 $ 491 492
5.00%, 01/31/2029 417 430
5.40%, 08/10/2043 100 100
$ 9,895
Healthcare - Services - 2.40%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(k)
1,325 1,272
5.50%, 07/01/2028
(k)
80 79
7.38%, 03/15/2033
(j),(k)
4,580 4,524
Adventist Health System/West
4.74%, 12/01/2030 50 50
Aetna Inc
4.75%, 03/15/2044 100 87
Ascension Health
4.92%, 11/15/2035 50 50
Banner Health
2.34%, 01/01/2030 50 47
Centene Corp
2.50%, 03/01/2031 200 173
4.25%, 12/15/2027 50 50
Cigna Group/The
2.38%, 03/15/2031 448 406
3.40%, 03/01/2027 100 99
3.40%, 03/15/2050 1,132 790
3.88%, 10/15/2047 223 172
4.38%, 10/15/2028 340 343
4.80%, 08/15/2038 200 191
4.88%, 09/15/2032 50 51
CommonSpirit Health
4.19%, 10/01/2049 100 79
Concentra Health Services Inc
6.88%, 07/15/2032
(k)
1,075 1,125
DaVita Inc
3.75%, 02/15/2031
(k)
650 596
4.63%, 06/01/2030
(k)
2,525 2,430
6.75%, 07/15/2033
(k)
1,525 1,565
6.88%, 09/01/2032
(k)
525 541
Elevance Health Inc
3.60%, 03/15/2051 150 107
4.00%, 09/15/2028 100 100
4.55%, 03/01/2048 100 85
5.70%, 09/15/2055 289 281
6.10%, 10/15/2052 69 71
Eurofins Scientific SE
4.75%, 09/06/2030 EUR 100 126
Fresenius Medical Care US Finance III Inc
3.75%, 06/15/2029
(k)
$ 150 147
Fresenius SE & Co KGaA
2.88%, 05/24/2030 EUR 100 119
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Global Medical Response Inc
7.38%, 10/01/2032
(k)
$ 3,580 $ 3,702
Hackensack Meridian Health Inc
2.88%, 09/01/2050 100 64
HCA Inc
3.38%, 03/15/2029 288 281
3.50%, 09/01/2030 606 583
3.50%, 07/15/2051 736 499
4.50%, 02/15/2027 100 100
4.63%, 03/15/2052 918 750
5.45%, 04/01/2031 439 456
5.50%, 03/01/2032 506 528
5.75%, 03/01/2035 100 105
6.10%, 04/01/2064 50 50
Health Care Service Corp A Mutual Legal Reserve
Co
5.45%, 06/15/2034
(k)
100 102
Humana Inc
3.13%, 08/15/2029 100 96
4.88%, 04/01/2030 812 818
5.55%, 05/01/2035 50 50
5.75%, 04/15/2054 50 46
5.88%, 03/01/2033 246 255
Kaiser Foundation Hospitals
4.15%, 05/01/2047 100 83
LifePoint Health Inc
9.88%, 08/15/2030
(k)
775 831
10.00%, 06/01/2032
(k)
3,125 3,297
11.00%, 10/15/2030
(k)
1,150 1,254
Lonza Finance International NV
3.25%, 09/04/2030 EUR 100 120
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/2050 $ 100 66
Molina Healthcare Inc
3.88%, 05/15/2032
(k)
800 720
6.25%, 01/15/2033
(k)
360 362
6.50%, 02/15/2031
(k)
320 328
Montefiore Obligated Group
5.25%, 11/01/2048 25 21
National Mentor Holdings Inc
10.50%, 12/15/2030
(k)
2,960 3,058
Pediatrix Medical Group Inc
5.38%, 02/15/2030
(k)
650 650
Providence St Joseph Health Obligated Group
5.37%, 10/01/2032 50 52
Quest Diagnostics Inc
5.00%, 12/15/2034 534 539
Roche Holdings Inc
2.61%, 12/13/2051
(k)
200 123
4.37%, 12/02/2032
(k)
550 549
4.91%, 03/08/2031
(k)
971 1,002
5.49%, 11/13/2030
(k)
1,921 2,028
Select Medical Corp
6.25%, 12/01/2032
(k)
1,975 1,917
Sotera Health Holdings LLC
7.38%, 06/01/2031
(k)
2,740 2,883
Surgery Center Holdings Inc
7.25%, 04/15/2032
(k)
6,545 6,590
Team Health Holdings Inc
9.00%, PIK 4.50%; 06/30/2028
(k),(m),(n)
508 537
Tenet Healthcare Corp
5.50%, 11/15/2032
(k)
1,000 1,010
UnitedHealth Group Inc
2.88%, 08/15/2029 100 96
3.05%, 05/15/2041 50 38
4.25%, 06/15/2048 881 717
4.75%, 05/15/2052 481 413
4.90%, 04/15/2031 474 485

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc (continued)
4.95%, 05/15/2062 $ 261 $ 224
5.00%, 04/15/2034 100 101
5.05%, 04/15/2053 100 90
5.15%, 07/15/2034 100 102
5.20%, 04/15/2063 100 89
5.30%, 02/15/2030 100 104
5.63%, 07/15/2054 100 97
$ 54,817
Home Builders - 0.01%
Lennar Corp
5.20%, 07/30/2030 333 343
Home Equity Asset Backed Securities - 0.06%
New Century Home Equity Loan Trust Series
2003-B
4.76%, 10/25/2033 107 107
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.09%
Structured Asset Securities Corp Mortgage Loan
Trust 2007-BC2
4.09%, 03/25/2037 1,840 1,245
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.41%
$ 1,352
Insurance - 4.02%
Acrisure LLC / Acrisure Finance Inc
7.50%, 11/06/2030
(k)
300 311
8.25%, 02/01/2029
(k)
3,850 3,992
AIA Group Ltd
4.95%, 04/04/2033
(j),(k)
200 205
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
6.50%, 10/01/2031
(k)
6,380 6,558
Allianz Finance II BV
0.50%, 01/14/2031 EUR 100 107
Allianz SE
4.25%, 07/05/2052
(l)
100 123
3 Month Euro Interbank Offered Rate +
3.55%
Allstate Corp/The
5.25%, 03/30/2033 $ 100 103
American International Group Inc
5.13%, 03/27/2033 100 102
American National Global Funding
5.55%, 01/28/2030
(k)
50 51
AmFam Holdings Inc
2.81%, 03/11/2031
(k)
50 44
AmWINS Group Inc
4.88%, 06/30/2029
(k)
4,475 4,415
Amynta Agency Borrower Inc and Amynta Warranty
Borrower Inc
7.50%, 07/15/2033
(k)
1,700 1,733
Aon Corp / Aon Global Holdings PLC
3.90%, 02/28/2052 100 75
Aon North America Inc
5.30%, 03/01/2031 862 897
5.75%, 03/01/2054 79 79
Ardonagh Finco Ltd
7.75%, 02/15/2031
(k)
990 1,024
Ardonagh Group Finance Ltd
8.88%, 02/15/2032
(k)
7,075 7,296
Arthur J Gallagher & Co
4.85%, 12/15/2029 50 51
5.15%, 02/15/2035 100 101
5.75%, 03/02/2053 417 409
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
ASR Nederland NV
3.38%, 05/02/2049
(l)
EUR 100 $ 119
EUR Swap Annual (VS 6 Month) 5 Year +
4.00%
Assurant Inc
5.55%, 02/15/2036 $ 636 645
Asurion LLC and Asurion Co-Issuer Inc
8.38%, 02/01/2034
(k)
6,425 6,496
Athene Global Funding
5.32%, 11/13/2031
(k)
968 985
Athene Holding Ltd
3.45%, 05/15/2052 583 368
6.25%, 04/01/2054 100 97
Aviva PLC
6.88%, 05/20/2058
(l)
GBP 50 73
SONIA Interest Rate Benchmark + 3.38%
AXA SA
3.25%, 05/28/2049
(l)
EUR 100 119
3 Month Euro Interbank Offered Rate +
3.20%
3.63%, 01/10/2033 100 122
Berkshire Hathaway Finance Corp
2.38%, 06/19/2039 GBP 100 97
2.50%, 01/15/2051 $ 150 89
2.88%, 03/15/2032 100 93
Brighthouse Financial Inc
4.70%, 06/22/2047 50 37
Brown & Brown Inc
5.65%, 06/11/2034 100 103
Chubb INA Holdings LLC
1.38%, 09/15/2030 100 88
4.65%, 08/15/2029 934 955
6.50%, 05/15/2038 100 113
Cloverie PLC for Zurich Insurance Co Ltd
1.50%, 12/15/2028 EUR 100 115
CNO Global Funding
4.38%, 09/08/2028
(k)
$ 100 100
Corebridge Financial Inc
3.90%, 04/05/2032 100 95
6.38%, 09/15/2054
(l)
1,300 1,328
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
6.88%, 12/01/2030
(h),(l)
500 520
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.18%
Corebridge Global Funding
5.90%, 09/19/2028
(k)
100 104
Credit Agricole Assurances SA
2.00%, 07/17/2030 EUR 100 112
Empower Finance 2020 LP
1.36%, 09/17/2027
(k)
$ 100 96
Equitable Financial Life Global Funding
5.00%, 03/27/2030
(k)
150 153
F&G Global Funding
4.65%, 09/08/2028
(k)
100 101
Fairfax Financial Holdings Ltd
4.23%, 06/14/2029 CAD 100 75
6.00%, 12/07/2033 $ 100 106
Farmers Insurance Exchange
4.75%, 11/01/2057
(k),(l)
50 42
3 Month USD LIBOR + 3.23%
Generali
2.12%, 10/01/2030 EUR 150 171
Global Atlantic Fin Co
4.40%, 10/15/2029
(k)
$ 150 148
Great-West Lifeco Inc
2.38%, 05/14/2030 CAD 100 71

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Guardian Life Insurance Co of America/The
4.88%, 06/19/2064
(k)
$ 50 $ 43
Howden UK Refinance PLC / Howden UK
Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031
(k)
1,975 2,043
8.13%, 02/15/2032
(k)
2,225 2,267
HUB International Ltd
7.38%, 01/31/2032
(k)
810 849
Jackson Financial Inc
5.17%, 06/08/2027 100 101
Jackson National Life Global Funding
4.55%, 09/09/2030
(k)
50 50
Jones Deslauriers Insurance Management Inc
6.88%, 10/01/2033
(k)
4,330 4,221
La Mondiale SAM
4.80%, 01/18/2048
(l)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
Legal & General Group PLC
4.50%, 11/01/2050
(l)
GBP 100 133
Generic Britain 5 Year Government Bond +
5.25%
Liberty Mutual Group Inc
3.95%, 05/15/2060
(k)
$ 100 70
4.30%, 02/01/2061
(k)
1,233 824
7.80%, 03/07/2087
(k)
2,000 2,293
3 Month USD LIBOR + 3.58%
Lincoln National Corp
3.40%, 03/01/2032 100 93
M&G PLC
5.63%, 10/20/2051
(l)
GBP 100 138
Generic Britain 5 Year Government Bond +
5.00%
Manulife Financial Corp
2.48%, 05/19/2027 $ 100 98
3.98%, 05/23/2035
(l)
CAD 50 37
Canadian Overnight Repo Rate Average
Compounded Index + 1.32%
4.99%, 12/11/2035 $ 395 394
Mapfre SA
3.13%, 01/20/2032 EUR 100 119
Markel Group Inc
6.00%, 05/16/2054 $ 50 51
Marsh & McLennan Cos Inc
4.55%, 11/08/2027 498 503
5.40%, 09/15/2033 200 209
Massachusetts Mutual Life Insurance Co
5.67%, 12/01/2052
(k)
50 48
Meiji Yasuda Life Insurance Co
5.80%, 09/11/2054
(k),(l)
500 506
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%
6.10%, 06/11/2055
(k),(l)
1,500 1,544
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.91%
MetLife Inc
5.25%, 01/15/2054 100 95
9.25%, 04/08/2068
(k)
3,575 4,288
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 1,214 1,619
3 Month USD LIBOR + 7.55%
Metropolitan Life Global Funding I
3.63%, 03/26/2034 EUR 100 119
4.90%, 01/09/2030
(k)
$ 150 153
5.40%, 09/12/2028
(k)
150 155
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
1.25%, 05/26/2041
(l)
EUR 100 $ 107
3 Month Euro Interbank Offered Rate +
2.55%
Nassau Cos of New York/The
7.88%, 07/15/2030
(k)
$ 4,350 4,146
Nationwide Mutual Insurance Co
4.35%, 04/30/2050
(k)
100 78
New York Life Global Funding
0.13%, 07/23/2030 CHF 100 126
4.85%, 01/09/2028
(k)
$ 341 347
New York Life Insurance Co
3.75%, 05/15/2050
(k)
100 74
Nippon Life Insurance Co
4.11%, 01/23/2055
(l)
EUR 100 118
Euribor Swap Rate 5 Year + 2.60%
5.95%, 04/16/2054
(k),(l)
$ 1,000 1,036
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
6.50%, 04/30/2055
(l)
1,500 1,605
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%
NLG Global Funding
4.35%, 09/15/2030
(k)
75 74
NN Group NV
4.63%, 01/13/2048
(l)
EUR 100 122
3 Month Euro Interbank Offered Rate +
4.95%
Northwestern Mutual Global Funding
4.35%, 09/15/2027
(k)
$ 470 474
Northwestern Mutual Life Insurance Co/The
3.63%, 09/30/2059
(k)
50 35
6.17%, 05/29/2055
(k)
284 302
Pacific Life Insurance Co
4.30%, 10/24/2067
(k),(l)
50 40
3 Month USD LIBOR + 2.80%
5.95%, 09/15/2055
(k)
610 616
Panther Escrow Issuer LLC
7.13%, 06/01/2031
(k)
2,575 2,652
Pension Insurance Corp PLC
4.63%, 05/07/2031 GBP 100 132
Pricoa Global Funding I
4.65%, 08/27/2031
(k)
$ 439 444
Progressive Corp/The
3.20%, 03/26/2030 100 97
Protective Life Corp
4.70%, 01/15/2031
(k)
50 50
Prudential Financial Inc
3.70%, 10/01/2050
(l)
100 93
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.94%, 12/07/2049 150 116
5.70%, 09/15/2048
(l)
212 215
3 Month USD LIBOR + 2.67%
6.50%, 03/15/2054
(l)
500 526
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
Prudential Funding Asia PLC
3.13%, 04/14/2030 100 96
Reinsurance Group of America Inc
3.15%, 06/15/2030 100 95
5.75%, 09/15/2034 50 52
6.65%, 09/15/2055
(l)
1,900 1,961
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Sammons Financial Group Inc
6.88%, 04/15/2034
(k)
100 109

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
SBL Holdings Inc
5.90%, 09/26/2028
(k)
$ 75 $ 75
Sun Life Financial Inc
4.14%, 09/13/2037
(l)
CAD 50 37
Canadian Overnight Repo Rate Average
Compounded Index + 1.42%
4.78%, 08/10/2034
(l)
100 77
Canadian Overnight Repo Rate Average +
1.96%
Swiss Life Finance I AG
3.25%, 08/31/2029 EUR 100 120
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(k),(l)
$ 200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(k),(l)
1,800 1,865
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
6.19%, 04/01/2046
(k),(l)
200 208
CME Term Secured Overnight Financing
Rate 3 Month + 2.13%
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(k)
100 82
Travelers Cos Inc/The
5.35%, 11/01/2040 100 101
Unum Group
5.25%, 12/15/2035 356 353
5.75%, 08/15/2042 50 50
Willis North America Inc
4.50%, 09/15/2028 100 101
4.55%, 03/15/2031 491 491
4.65%, 06/15/2027 897 904
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(l)
7,000 6,369
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 91,847
Internet - 0.51%
Alibaba Group Holding Ltd
2.70%, 02/09/2041 200 148
Alphabet Inc
2.05%, 08/15/2050 100 54
3.00%, 05/06/2033 EUR 100 117
4.00%, 11/06/2044 100 116
4.10%, 11/15/2030 $ 50 50
5.25%, 05/15/2055 69 66
5.30%, 05/15/2065 408 381
5.35%, 11/15/2045 414 408
5.45%, 11/15/2055 50 49
5.70%, 11/15/2075 412 404
Amazon.com Inc
2.10%, 05/12/2031 50 45
3.15%, 08/22/2027 200 199
3.88%, 08/22/2037 175 159
3.90%, 11/20/2028 1,168 1,172
3.95%, 04/13/2052 100 78
4.05%, 08/22/2047 345 282
4.10%, 11/20/2030 776 776
4.10%, 04/13/2062 50 38
4.65%, 11/20/2035 50 50
5.55%, 11/20/2065 1,300 1,262
Booking Holdings Inc
4.13%, 05/09/2038 EUR 100 119
4.50%, 11/15/2031 100 126
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Cablevision Lightpath LLC
3.88%, 09/15/2027
(k)
$ 400 $ 398
5.63%, 09/15/2028
(k)
1,075 1,075
eBay Inc
2.70%, 03/11/2030 200 188
Meta Platforms Inc
4.20%, 11/15/2030 50 50
4.60%, 05/15/2028 50 51
4.75%, 08/15/2034 100 100
5.50%, 11/15/2045 465 447
5.55%, 08/15/2064 376 345
5.60%, 05/15/2053 100 95
5.63%, 11/15/2055 876 834
5.75%, 11/15/2065 50 47
Netflix Inc
3.63%, 06/15/2030 EUR 100 122
Prosus NV
2.03%, 08/03/2032 100 107
3.68%, 01/21/2030 $ 200 193
Tencent Holdings Ltd
3.93%, 01/19/2038 200 185
Uber Technologies Inc
4.80%, 09/15/2034 100 99
4.80%, 09/15/2035 248 245
Wayfair LLC
6.75%, 11/15/2032
(k)
1,040 1,075
$ 11,755
Investment Companies - 0.39%
Apollo Debt Solutions BDC
6.70%, 07/29/2031 50 52
Ares Capital Corp
5.25%, 04/12/2031 100 99
Ares Strategic Income Fund
5.45%, 09/09/2028
(k)
50 50
5.55%, 04/15/2031
(k)
50 49
Blackstone Private Credit Fund
5.35%, 03/12/2031 100 98
Blue Owl Credit Income Corp
6.65%, 03/15/2031 50 51
Blue Owl Technology Finance Corp
6.75%, 04/04/2029
(j)
100 103
FS KKR Capital Corp
6.13%, 01/15/2031 50 48
Groupe Bruxelles Lambert NV
0.13%, 01/28/2031 EUR 100 103
HA Sustainable Infrastructure Capital Inc
6.38%, 07/01/2034 $ 50 51
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(k)
2,675 2,495
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 2,275 2,008
9.00%, 06/15/2030 2,410 2,352
9.75%, 01/15/2029 1,325 1,333
JAB Holdings BV
4.75%, 06/29/2032 EUR 100 127
$ 9,019
Iron & Steel - 1.77%
ArcelorMittal SA
6.80%, 11/29/2032
(j)
$ 100 112
Baffinland Iron Mines Corp / Baffinland Iron Mines
LP
8.75%, 07/15/2026
(k)
13,822 12,032
Nucor Corp
3.13%, 04/01/2032 100 93
4.30%, 05/23/2027 518 522
Samarco Mineracao SA
4.00%, PIK 5.00%; 06/30/2031
(m),(n)
1,664 1,670

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Samarco Mineracao SA Escrow Shares
0.00%, 10/24/2023
(d),(e)
$ 550 $ —
Specialty Steel
12.00%, 11/15/2033
(e),(g)
38,772 25,190
Steel Dynamics Inc
4.00%, 12/15/2028 434 434
5.38%, 08/15/2034 314 322
Vale Overseas Ltd
6.13%, 06/12/2033 100 107
$ 40,482
Leisure Products & Services - 0.11%
Brunswick Corp/DE
4.40%, 09/15/2032 100 96
NCL Corp Ltd
6.25%, 09/15/2033
(k)
2,275 2,288
Royal Caribbean Cruises Ltd
6.00%, 02/01/2033
(k)
100 103
$ 2,487
Lodging - 0.47%
Boyd Gaming Corp
4.75%, 06/15/2031
(k)
2,200 2,143
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.63%, 01/15/2032
(k)
800 818
Hyatt Hotels Corp
5.75%, 01/30/2027 100 101
InterContinental Hotels Group PLC
3.38%, 10/08/2028 GBP 100 133
Marriott International Inc/MD
2.85%, 04/15/2031 $ 813 754
3.50%, 10/15/2032 673 628
4.50%, 10/15/2031 50 50
5.50%, 04/15/2037 272 278
Sands China Ltd
5.40%, 08/08/2028 200 204
Station Casinos LLC
4.63%, 12/01/2031
(j),(k)
5,775 5,544
$ 10,653
Machinery - Construction & Mining - 0.10%
Caterpillar Financial Services Corp
3.95%, 11/14/2028 1,088 1,092
4.10%, 08/15/2028 559 563
4.40%, 03/03/2028 418 423
Caterpillar Inc
3.80%, 08/15/2042 200 168
$ 2,246
Machinery - Diversified - 0.69%
AGCO Corp
5.45%, 03/21/2027 682 691
CNH Industrial Capital LLC
4.50%, 10/16/2030 578 578
CompoSecure Holdings LLC
5.63%, 02/01/2033
(k)
1,925 1,919
Deere & Co
3.75%, 04/15/2050 100 78
5.45%, 01/16/2035 422 444
Deere Funding Canada Corp
4.15%, 10/09/2030 491 490
Ingersoll Rand Inc
5.70%, 08/14/2033 100 106
John Deere Capital Corp
1.70%, 01/11/2027 100 98
3.45%, 03/07/2029 100 99
4.40%, 09/08/2031 666 672
4.90%, 03/07/2031 427 440
5.05%, 06/12/2034 100 103
5.15%, 09/08/2026 100 101
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Lsf12 Helix Parent LLC
7.13%, 02/01/2033
(i),(k)
$ 1,570 $ 1,575
nVent Finance Sarl
2.75%, 11/15/2031 429 385
4.55%, 04/15/2028 150 151
Otis Worldwide Corp
3.36%, 02/15/2050 50 35
5.13%, 09/04/2035 331 336
SPX FLOW Inc
8.75%, 04/01/2030
(k)
7,061 7,255
Westinghouse Air Brake Technologies Corp
4.70%, 09/15/2028 50 51
Xylem Inc/NY
2.25%, 01/30/2031 100 90
$ 15,697
Manufactured Housing Asset Backed Securities - 0.05%
BCMSC Trust 2000-A
3.95%, 06/15/2030 7,432 217
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.27%
Greenpoint Manufactured Housing
9.23%, 12/15/2029
(m)
1,029 1,031
$ 1,248
Media - 1.58%
Bertelsmann SE & Co KGaA
2.00%, 04/01/2028 EUR 100 117
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(k)
$ 1,750 1,602
4.25%, 01/15/2034
(j),(k)
5,630 4,756
4.50%, 05/01/2032 2,135 1,916
4.50%, 06/01/2033
(k)
2,550 2,231
4.75%, 03/01/2030
(k)
750 716
5.38%, 06/01/2029
(k)
1,400 1,384
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 678 485
3.85%, 04/01/2061 927 558
4.80%, 03/01/2050 1,191 903
5.38%, 05/01/2047 50 41
6.38%, 10/23/2035 200 207
6.48%, 10/23/2045 100 94
6.70%, 12/01/2055 297 287
Comcast Corp
1.50%, 02/20/2029 GBP 100 126
1.50%, 02/15/2031 $ 200 175
2.65%, 02/01/2030 25 24
2.94%, 11/01/2056 151 85
2.99%, 11/01/2063 200 108
3.97%, 11/01/2047 100 75
4.00%, 11/01/2049 100 74
4.60%, 10/15/2038 727 672
5.17%, 01/15/2037
(k)
609 599
5.50%, 05/15/2064 378 339
6.05%, 05/15/2055 50 50
Cox Communications Inc
3.50%, 08/15/2027
(k)
100 99
3.60%, 06/15/2051
(k)
100 62
5.45%, 09/01/2034
(k)
561 550
5.95%, 09/01/2054
(k)
419 368
CSC Holdings LLC
4.13%, 12/01/2030
(k)
1,325 803
4.50%, 11/15/2031
(k)
900 546
6.50%, 02/01/2029
(k)
300 192
7.50%, 04/01/2028
(k)
1,000 598
DISH Network Corp
11.75%, 11/15/2027
(k)
3,450 3,571
Fox Corp
5.58%, 01/25/2049 526 504

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Fox Corp (continued)
6.50%, 10/13/2033 $ 100 $ 110
McGraw-Hill Education Inc
8.00%, 08/01/2029
(k)
3,880 3,915
Paramount Global
4.20%, 05/19/2032 50 45
5.25%, 04/01/2044 441 321
5.85%, 09/01/2043 188 152
Sirius XM Radio LLC
4.13%, 07/01/2030
(k)
1,475 1,391
Time Warner Cable LLC
5.50%, 09/01/2041 100 88
6.55%, 05/01/2037 826 830
Videotron Ltd
5.00%, 07/15/2034 CAD 100 77
Virgin Media Finance PLC
5.00%, 07/15/2030
(k)
$ 4,425 3,866
Walt Disney Co/The
2.65%, 01/13/2031
(j)
100 94
3.60%, 01/13/2051 50 37
4.75%, 09/15/2044 100 91
5.40%, 10/01/2043 100 100
$ 36,034
Mining - 0.97%
Anglo American Capital PLC
4.75%, 09/21/2032 EUR 100 127
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(k)
$ 1,700 1,800
11.50%, 10/01/2031
(k)
1,700 1,873
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 50 53
BHP Billiton Finance Ltd
4.30%, 09/25/2042 GBP 100 115
BHP Billiton Finance USA Ltd
5.00%, 02/15/2036 $ 50 51
5.75%, 09/05/2055 423 433
Constellium SE
3.75%, 04/15/2029
(k)
1,325 1,283
6.38%, 08/15/2032
(k)
1,200 1,241
Freeport-McMoRan Inc
5.45%, 03/15/2043 50 49
Glencore Funding LLC
3.88%, 04/27/2051
(k)
100 75
4.00%, 03/27/2027
(k)
100 100
Ivanhoe Mines Ltd
7.88%, 01/23/2030
(k)
2,775 2,891
7.88%, 01/23/2030 200 208
Newmont Corp
2.60%, 07/15/2032 100 91
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(k)
19,888 —
Novelis Corp
4.75%, 01/30/2030
(k)
2,939 2,849
6.38%, 08/15/2033
(k)
1,400 1,426
Rio Tinto Finance USA PLC
5.88%, 03/14/2065 100 102
South32 Treasury Ltd
4.35%, 04/14/2032
(k)
923 900
Southern Copper Corp
6.75%, 04/16/2040 100 114
Vedanta Resources Finance II PLC
9.48%, 07/24/2030
(k)
1,725 1,820
10.88%, 09/17/2029 1,570 1,682
WE Soda Investments Holding PLC
9.50%, 10/06/2028
(k)
2,200 2,268
9.50%, 10/06/2028 600 618
$ 22,169
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 0.08%
3M Co
3.63%, 09/14/2028 $ 100 $ 99
3.63%, 10/15/2047 50 37
Eaton Corp
4.15%, 11/02/2042 100 87
Illinois Tool Works Inc
1.00%, 06/05/2031 EUR 100 107
Parker-Hannifin Corp
4.10%, 03/01/2047 $ 50 41
Siemens Financieringsmaatschappij NV
0.25%, 02/20/2029 EUR 100 111
3.00%, 09/08/2033 100 118
3.63%, 02/22/2044 100 112
Siemens Funding BV
4.90%, 05/28/2032
(k)
$ 469 483
5.80%, 05/28/2055
(k)
290 302
5.90%, 05/28/2065
(k)
274 286
Teledyne Technologies Inc
2.75%, 04/01/2031 50 47
$ 1,830
Mortgage Backed Securities - 0.99%
Alternative Loan Trust 2005-30CB
4.54%, 08/25/2035 940 605
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.86%
Angel Oak Mortgage Trust 2022-6
4.30%, 07/25/2067
(k),(m)
1,153 1,148
Angel Oak Mortgage Trust 2025-5
5.57%, 04/25/2070
(k),(m)
720 729
Banc of America Funding 2007-1 Trust
6.44%, 01/25/2037
(m)
836 782
Bear Stearns Mortgage Funding Trust 2006-AR1
4.21%, 07/25/2036 393 366
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.53%
Bear Stearns Mortgage Funding Trust 2007-AR1
3.95%, 01/25/2037 388 343
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.27%
Bravo Mortgage Asset Trust
4.39%, 07/25/2036
(k)
270 246
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
COLT 2021-RPL1 Trust
1.67%, 09/25/2061
(k),(m)
281 260
CSMC 2021-RPL2Trust
1.11%, 01/25/2060
(k),(m)
295 252
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AF1
4.39%, 04/25/2036 2,535 2,413
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-AR2
4.09%, 03/25/2037 635 608
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.41%
Fannie Mae REMICS
2.19%, 05/25/2046
(p)
6,642 694
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.19%, 09/25/2046
(p)
1,733 187
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.19%, 01/25/2047
(p)
2,962 321
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS (continued)
2.19%, 12/25/2049
(p)
$ 3,970 $ 444
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.19%, 05/25/2050
(p)
2,529 286
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.24%, 08/25/2049
(p)
2,825 313
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.24%, 11/25/2049
(p)
4,040 444
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.26%, 06/25/2050
(p)
2,028 236
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
2.39%, 03/25/2048
(p)
1,689 203
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
2.39%, 06/25/2048
(p)
1,866 224
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
2.89%, 12/25/2042
(p)
1,537 208
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
First Horizon Alternative Mortgage Securities Trust
2006-FA8
6.25%, 02/25/2037 3,035 1,091
Freddie Mac REMICS
2.24%, 10/25/2049
(p)
3,057 354
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.83%, 05/15/2042
(p)
3,183 341
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
2.83%, 08/15/2043
(p)
3,350 414
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
Ginnie Mae
2.26%, 04/20/2046
(p)
7,173 820
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
2.31%, 11/20/2046
(p)
4,415 537
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.50%, 11/20/2050
(p)
6,519 932
2.50%, 12/20/2050
(p)
2,517 402
2.51%, 08/20/2051
(p)
2,809 383
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.55%, 09/20/2050
(p)
1,859 271
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
2.65%, 04/20/2051
(p)
1,583 224
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.35%
3.00%, 11/20/2050
(p)
2,116 362
3.00%, 12/20/2050
(p)
2,215 378
OBX 2025-NQM8 Trust
5.47%, 03/25/2065
(k),(m)
604 611
RALI Series 2005-QS17 Trust
6.00%, 12/25/2035 822 717
6.00%, 12/25/2035 564 492
RALI Series 2006-QS12 Trust
4.44%, 09/25/2036 2,385 1,792
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.76%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Structured Asset Mortgage Investments II Trust
2007-AR1
4.11%, 01/25/2037 $ 245 $ 222
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.43%
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-5 Trust
6.00%, 07/25/2036 1,490 1,066
$ 22,721
Oil & Gas - 3.21%
Aker BP ASA
3.75%, 01/15/2030
(k)
200 194
APA Corp
5.35%, 07/01/2049 1,844 1,560
6.10%, 02/15/2035 50 52
Azule Energy Finance Plc
8.13%, 01/23/2030
(k)
1,825 1,846
8.25%, 01/22/2031
(k)
1,475 1,479
BP Capital Markets America Inc
3.00%, 02/24/2050 100 65
3.54%, 04/06/2027 1,344 1,340
4.89%, 09/11/2033 100 101
BP Capital Markets PLC
1.10%, 11/15/2034 EUR 100 97
3.63%, 03/22/2029
(h),(l)
100 119
EUR Swap Annual (VS 6 Month) 5 Year +
3.78%
4.88%, 03/22/2030
(h),(l)
$ 1,000 993
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Canadian Natural Resources Ltd
2.95%, 07/15/2030 100 94
5.40%, 12/15/2034 50 51
Cenovus Energy Inc
4.25%, 03/20/2033 CAD 50 37
Chevron Corp
2.24%, 05/11/2030 $ 977 907
Comstock Resources Inc
5.88%, 01/15/2030
(k)
3,475 3,391
6.75%, 03/01/2029
(k)
1,525 1,535
ConocoPhillips Co
5.05%, 09/15/2033 100 103
5.70%, 09/15/2063 75 73
Continental Resources Inc/OK
2.88%, 04/01/2032
(k)
100 88
Coterra Energy Inc
5.90%, 02/15/2055 924 899
DBR Land Holdings LLC
6.25%, 12/01/2030
(k)
1,050 1,076
DCC Group Finance Ireland DAC
4.38%, 06/27/2031 EUR 100 122
Devon Energy Corp
7.95%, 04/15/2032 $ 100 116
Diamondback Energy Inc
4.40%, 03/24/2051 463 375
5.75%, 04/18/2054 50 48
6.25%, 03/15/2053 749 766
Energean Israel Finance Ltd
5.88%, 03/30/2031
(j),(k)
2,000 1,943
8.50%, 09/30/2033
(j),(k)
2,000 2,143
Energean PLC
5.63%, 05/12/2031
(k)
EUR 900 1,071
Eni SpA
0.63%, 01/23/2030 100 109
4.25%, 05/09/2029
(k)
$ 200 201
4.25%, 05/19/2033 EUR 100 125

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
EOG Resources Inc
4.40%, 01/15/2031 $ 709 $ 710
5.95%, 07/15/2055 50 51
EQT Corp
3.63%, 05/15/2031
(k)
100 95
Expand Energy Corp
4.75%, 02/01/2032 689 683
Exxon Mobil Corp
0.84%, 06/26/2032 EUR 100 103
4.23%, 03/19/2040 $ 50 46
Helmerich & Payne Inc
4.85%, 12/01/2029
(j)
100 101
HF Sinclair Corp
5.00%, 02/01/2028 442 442
5.50%, 09/01/2032 50 51
Hilcorp Energy I LP / Hilcorp Finance Co
6.25%, 04/15/2032
(k)
1,900 1,822
8.38%, 11/01/2033
(k)
200 208
Kosmos Energy Ltd
7.50%, 03/01/2028
(j)
2,075 1,568
Leviathan Bond Ltd
6.50%, 06/30/2027
(k)
3,075 3,103
6.75%, 06/30/2030
(j),(k)
2,075 2,127
Marathon Petroleum Corp
5.15%, 03/01/2030 100 103
Matador Resources Co
6.25%, 04/15/2033
(k)
3,400 3,427
North West Redwater Partnership / NWR Financing
Co Ltd
4.35%, 01/10/2039 CAD 100 72
Occidental Petroleum Corp
4.40%, 04/15/2046 $ 932 741
6.05%, 10/01/2054 50 48
6.13%, 01/01/2031 619 655
6.45%, 09/15/2036 832 887
OMV AG
3.13%, 11/10/2033 EUR 50 58
Ovintiv Inc
7.10%, 07/15/2053 $ 50 54
Petroleos de Venezuela SA
0.00%, 05/16/2024
(d)
13,052 3,955
Petroleos Mexicanos
6.50%, 01/23/2029 3,025 3,083
6.84%, 01/23/2030 1,535 1,574
Phillips 66 Co
3.75%, 03/01/2028 100 99
5.50%, 03/15/2055 100 92
Puma International Financing SA
7.75%, 04/25/2029
(k)
1,975 2,046
Reliance Industries Ltd
2.88%, 01/12/2032 250 227
Repsol International Finance BV
0.25%, 08/02/2027 EUR 100 115
Santos Finance Ltd
5.75%, 11/13/2035
(k)
$ 327 328
Shell Finance US Inc
3.00%, 11/26/2051
(k)
75 49
4.13%, 11/06/2030 425 424
4.38%, 05/11/2045 100 86
Shell International Finance BV
1.25%, 11/11/2032 EUR 100 105
SM Energy Co
7.00%, 08/01/2032
(k)
$ 1,850 1,855
Sonangol Finance Ltd
10.00%, 01/29/2031
(j),(k)
2,950 2,915
Suncor Energy Inc
3.75%, 03/04/2051 100 71
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Sunoco LP
5.88%, 03/15/2034
(k)
$ 4,650 $ 4,662
TotalEnergies Capital International SA
1.62%, 05/18/2040 EUR 100 87
2.99%, 06/29/2041 $ 100 75
3.39%, 06/29/2060 50 33
TotalEnergies Capital SA
5.43%, 09/10/2064 614 578
TotalEnergies Capital USA LLC
4.25%, 01/13/2031 474 474
TotalEnergies SE
1.63%, 10/25/2027
(h),(l)
EUR 100 115
EUR Swap Annual (VS 6 Month) 5 Year +
1.99%
2.13%, 07/25/2032
(h),(l)
100 106
EUR Swap Annual (VS 6 Month) 5 Year +
2.51%
Transocean International Ltd
6.80%, 03/15/2038 $ 900 809
7.50%, 04/15/2031 1,725 1,700
Uzbekneftegaz JSC
8.75%, 05/07/2030
(k)
1,325 1,433
8.75%, 05/07/2030 400 433
Valero Energy Corp
3.65%, 12/01/2051 100 69
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029
(k)
4,200 4,258
Wintershall Dea Finance BV
1.33%, 09/25/2028 EUR 100 113
Woodside Finance Ltd
4.50%, 03/04/2029
(k)
$ 50 50
5.40%, 05/19/2030 1,059 1,090
$ 73,383
Oil & Gas Services - 0.16%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
3.14%, 11/07/2029 100 97
Halliburton Co
4.85%, 11/15/2035 200 197
Schlumberger Holdings Corp
3.90%, 05/17/2028
(k)
100 100
Yinson Production Financial Services Pte Ltd
9.63%, 05/03/2029
(k)
3,125 3,285
$ 3,679
Other Asset Backed Securities - 0.42%
ARES LII CLO Ltd
4.55%, 04/22/2031
(k)
118 118
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.88%
Bain Capital Credit CLO 2019-2
4.59%, 10/17/2032
(k)
169 169
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.92%
Battalion Clo XV Ltd
4.65%, 01/17/2033
(k)
373 373
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.98%
Black Diamond CLO 2016-1 Ltd
4.96%, 04/26/2031
(k)
89 88
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
Canyon Capital CLO 2016-1 Ltd
5.00%, 07/15/2031
(k)
850 850
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.33%

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Dryden 40 Senior Loan Fund
5.00%, 08/15/2031
(k)
$ 948 $ 948
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.15%
Dryden 64 CLO Ltd
4.90%, 04/18/2031
(k)
290 290
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.23%
Dryden 72 CLO Ltd
4.95%, 05/15/2032
(k)
305 305
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
Invitation Homes 2024-SFR1 Trust
4.00%, 09/17/2041
(k)
1,496 1,472
LCM 30 Ltd
5.01%, 04/20/2031
(k)
456 457
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.34%
Mountain View CLO 2016-1 LLC
4.93%, 04/14/2033
(k)
389 390
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
Rockford Tower CLO 2019-2 Ltd
5.02%, 08/20/2032
(k)
480 481
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.13%
Romark CLO II Ltd
4.81%, 07/25/2031
(k)
172 172
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.14%
Tricon American Homes 2020-SFR1
1.50%, 07/17/2038
(k)
1,485 1,466
Tricon American Homes 2020-SFR2 Trust
1.48%, 11/17/2039
(k)
388 370
Trinitas CLO XII Ltd
4.72%, 04/25/2033
(k)
120 120
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Voya CLO 2019-2 Ltd
4.87%, 07/20/2032
(k)
78 79
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Voya CLO 2025-1 Ltd
4.57%, 04/20/2038
(k)
150 150
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.90%
Zais Clo 13 Ltd
4.97%, 07/15/2032
(k)
581 581
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.30%
Zais Clo 16 Ltd
4.80%, 10/20/2034
(k)
782 781
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.13%
$ 9,660
Packaging & Containers - 0.66%
Amcor Flexibles North America Inc
2.69%, 05/25/2031 825 754
5.50%, 03/17/2035 100 103
AptarGroup Inc
4.75%, 03/30/2031 735 740
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029
(k)
3,975 3,776
6.25%, 01/30/2031
(k)
950 976
Packaging Corp of America
3.40%, 12/15/2027 100 99
5.70%, 12/01/2033 693 730
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Sealed Air Corp/Sealed Air Corp US
7.25%, 02/15/2031
(k)
$ 2,750 $ 2,864
Sonoco Products Co
4.60%, 09/01/2029 567 572
5.00%, 09/01/2034 691 686
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan
FinCo US LLC
9.50%, 05/15/2030
(k)
3,620 3,494
Verallia SA
3.50%, 11/14/2029 EUR 100 119
WRKCo Inc
3.00%, 06/15/2033 $ 100 89
$ 15,002
Pharmaceuticals - 1.14%
AbbVie Inc
4.05%, 11/21/2039 1,340 1,193
4.25%, 11/14/2028 100 101
4.25%, 11/21/2049 751 618
4.88%, 11/14/2048 100 91
4.95%, 03/15/2031 518 535
5.05%, 03/15/2034 50 51
5.50%, 03/15/2064 50 48
Astrazeneca Finance LLC
4.85%, 02/26/2029 812 833
4.88%, 03/03/2028 675 689
4.90%, 03/03/2030 738 760
AstraZeneca PLC
1.38%, 08/06/2030 200 178
3.00%, 05/28/2051 100 67
Bayer AG
4.63%, 05/26/2033 EUR 100 127
Bayer US Finance II LLC
3.95%, 04/15/2045
(k)
$ 100 75
Becton Dickinson & Co
3.79%, 05/20/2050 100 75
3.83%, 06/07/2032 EUR 100 122
4.30%, 08/22/2032 $ 246 242
4.69%, 02/13/2028 700 709
Bristol-Myers Squibb Co
1.75%, 05/15/2035 EUR 100 102
3.25%, 08/01/2042 $ 248 190
3.70%, 03/15/2052 100 73
3.90%, 02/20/2028
(j)
28 28
3.90%, 03/15/2062 100 72
4.13%, 06/15/2039 100 90
5.75%, 02/01/2031 787 841
Cardinal Health Inc
4.50%, 09/15/2030 342 345
4.60%, 03/15/2043 1,530 1,345
4.90%, 09/15/2045 100 90
5.75%, 11/15/2054 273 272
Cencora Inc
2.70%, 03/15/2031 100 92
4.30%, 12/15/2047 418 351
5.13%, 02/15/2034 578 592
CVS Health Corp
4.78%, 03/25/2038 100 94
5.00%, 01/30/2029 100 102
5.05%, 03/25/2048 100 88
5.13%, 07/20/2045 1,862 1,673
5.55%, 06/01/2031 497 520
6.05%, 06/01/2054 100 99
Eli Lilly & Co
0.63%, 11/01/2031 EUR 100 105
3.10%, 05/15/2027 $ 234 233
3.38%, 03/15/2029 150 148
4.60%, 08/14/2034 452 452
4.70%, 02/27/2033 100 102

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Eli Lilly & Co (continued)
4.75%, 02/12/2030 $ 456 $ 468
4.88%, 02/27/2053 100 91
4.90%, 10/15/2035 100 101
5.65%, 10/15/2065 289 289
EMD Finance LLC
5.00%, 10/15/2035
(k)
601 599
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 100 100
4.50%, 04/15/2030 475 483
GlaxoSmithKline Capital PLC
1.63%, 05/12/2035 GBP 100 103
Grifols SA
3.88%, 10/15/2028
(k)
EUR 1,125 1,319
4.75%, 10/15/2028
(k)
$ 875 862
Johnson & Johnson
0.95%, 09/01/2027 100 96
1.65%, 05/20/2035 EUR 100 103
2.10%, 09/01/2040 $ 250 176
McKesson Corp
4.95%, 05/30/2032 861 885
Merck & Co Inc
3.40%, 03/07/2029 200 197
4.50%, 05/17/2033 100 101
4.90%, 05/17/2044 100 94
5.00%, 05/17/2053 100 91
5.70%, 12/04/2065 293 289
Merck Financial Services GmbH
0.88%, 07/05/2031 EUR 100 106
MSD Netherlands Capital BV
3.70%, 05/30/2044 100 112
Novartis Capital Corp
2.20%, 08/14/2030 $ 200 185
3.70%, 09/21/2042 100 83
4.00%, 09/18/2031
(j)
443 441
Novo Nordisk Finance Netherlands BV
1.38%, 03/31/2030 EUR 100 113
3.00%, 02/20/2032 100 118
Pfizer Inc
3.45%, 03/15/2029 $ 100 99
3.88%, 11/15/2027 556 558
3.90%, 03/15/2039 200 177
Pfizer Investment Enterprises Pte Ltd
4.75%, 05/19/2033 644 651
5.11%, 05/19/2043 764 734
5.30%, 05/19/2053 656 622
5.34%, 05/19/2063 428 398
Sanofi SA
1.25%, 04/06/2029 EUR 100 114
Takeda Pharmaceutical Co Ltd
1.00%, 07/09/2029 100 112
3.03%, 07/09/2040 $ 200 153
Viatris Inc
3.85%, 06/22/2040 100 77
Zoetis Inc
4.15%, 08/17/2028 50 50
$ 25,963
Pipelines - 2.55%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 2,379 2,450
Blue Racer Midstream LLC / Blue Racer Finance
Corp
7.25%, 07/15/2032
(k)
1,125 1,193
Boardwalk Pipelines LP
4.80%, 05/03/2029 100 101
Buckeye Partners LP
5.60%, 10/15/2044 225 204
5.85%, 11/15/2043 1,300 1,213
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Cheniere Energy Partners LP
3.25%, 01/31/2032 $ 100 $ 92
4.00%, 03/01/2031 100 97
5.55%, 10/30/2035
(k)
386 395
CNX Midstream Partners LP
4.75%, 04/15/2030
(k)
2,875 2,793
Coastal Gaslink Pipeline LP
4.69%, 09/30/2029 CAD 100 77
5.19%, 09/30/2034 100 79
Columbia Pipelines Operating Co LLC
6.50%, 08/15/2043
(k)
$ 100 106
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(k)
2,005 1,994
DCP Midstream Operating LP
3.25%, 02/15/2032 100 92
Eastern Energy Gas Holdings LLC
5.80%, 01/15/2035 100 106
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 116
Enbridge Inc
2.99%, 10/03/2029 CAD 100 73
4.60%, 06/20/2028 $ 284 288
4.73%, 08/22/2034 CAD 100 75
5.36%, 05/26/2033 75 59
6.00%, 01/15/2077
(l)
$ 400 403
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(l)
2,500 2,541
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.38%, 03/15/2055
(l)
60 64
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.12%
8.50%, 01/15/2084
(l)
200 229
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Enbridge Pipelines Inc
3.52%, 02/22/2029 CAD 200 148
Energy Transfer LP
4.95%, 05/15/2028 $ 220 224
5.15%, 02/01/2043 185 167
5.25%, 07/01/2029 100 103
5.35%, 01/15/2036 405 405
5.35%, 05/15/2045 730 664
5.40%, 10/01/2047 1,238 1,123
5.95%, 05/15/2054 100 95
6.10%, 02/15/2042 100 101
6.25%, 04/15/2049 25 25
6.75%, 02/15/2056
(l)
3,200 3,223
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.48%
Enterprise Products Operating LLC
3.70%, 01/31/2051 279 206
4.60%, 01/15/2031 339 343
5.10%, 02/15/2045 100 94
5.20%, 01/15/2036 100 102
Flex Intermediate Holdco LLC
3.36%, 06/30/2031
(k)
100 92
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034 140 126
Genesis Energy LP / Genesis Energy Finance Corp
8.00%, 05/15/2033 1,375 1,435
8.25%, 01/15/2029 475 495
8.88%, 04/15/2030 1,300 1,368
Gibson Energy Inc
4.45%, 08/20/2032 CAD 50 37
Golar LNG Ltd
7.50%, 10/02/2030
(k)
$ 1,475 1,476

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Gray Oak Pipeline LLC
3.45%, 10/15/2027
(k)
$ 825 $ 815
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038 200 211
Harvest Midstream I LP
7.50%, 05/15/2032
(k)
1,175 1,227
Inter Pipeline Ltd/AB
3.98%, 11/25/2031 CAD 100 73
Keyera Corp
4.57%, 10/15/2035 50 37
Kinder Morgan Energy Partners LP
5.00%, 08/15/2042 $ 100 93
5.50%, 03/01/2044 439 424
Kinder Morgan Inc
5.85%, 06/01/2035 100 106
Midwest Connector Capital Co LLC
4.63%, 04/01/2029
(k)
150 150
MPLX LP
4.70%, 04/15/2048 50 42
4.80%, 02/15/2031 813 822
4.90%, 04/15/2058 50 41
5.00%, 03/01/2033 100 100
ONEOK Inc
4.75%, 10/15/2031 932 936
5.40%, 10/15/2035 100 101
5.80%, 11/01/2030 50 53
6.05%, 09/01/2033 100 106
6.63%, 09/01/2053 100 105
ONEOK Partners LP
6.65%, 10/01/2036 945 1,033
Pembina Pipeline Corp
4.75%, 03/26/2048 CAD 100 69
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 $ 368 305
4.90%, 02/15/2045 50 44
5.60%, 01/15/2036 281 285
Prairie Acquiror LP
9.00%, 08/01/2029
(k)
3,000 3,112
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 100 100
5.90%, 09/15/2037 422 444
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/2034 50 50
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
6.00%, 09/01/2031
(k)
675 679
6.75%, 03/15/2034
(k)
1,475 1,501
Targa Resources Corp
4.20%, 02/01/2033 100 96
4.95%, 04/15/2052 100 85
5.40%, 07/30/2036 267 267
Tennessee Gas Pipeline Co LLC
2.90%, 03/01/2030
(k)
200 189
TransCanada PipeLines Ltd
5.00%, 10/16/2043 100 94
5.92%, 05/12/2052 CAD 100 81
Transcanada Trust
5.60%, 03/07/2082
(l)
$ 3,800 3,783
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
Transcontinental Gas Pipe Line Co LLC
5.10%, 03/15/2036
(k)
50 50
5.75%, 03/15/2056
(k)
337 335
Transportadora de Gas del Sur SA
8.50%, 07/24/2031 425 449
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Venture Global LNG Inc
7.00%, 01/15/2030
(j),(k)
$ 550 $ 553
8.38%, 06/01/2031
(k)
3,850 3,938
9.88%, 02/01/2032
(k)
2,615 2,765
Venture Global Plaquemines LNG LLC
6.75%, 01/15/2036
(k)
1,610 1,687
7.75%, 05/01/2035
(k)
1,650 1,840
Western Midstream Operating LP
5.30%, 03/01/2048 262 229
5.50%, 12/15/2035 239 238
Williams Cos Inc/The
2.60%, 03/15/2031 100 91
5.30%, 08/15/2028 100 103
5.30%, 08/15/2052 100 92
5.65%, 03/15/2033 564 590
5.75%, 06/24/2044 463 461
5.95%, 03/15/2056 328 328
$ 58,300
Private Equity - 0.02%
Blackstone Reg Finance Co LLC
5.00%, 12/06/2034 100 100
Brookfield Finance II Inc
5.43%, 12/14/2032 CAD 100 79
Brookfield Finance Inc
5.97%, 03/04/2054 $ 50 51
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 50 35
Carlyle Finance Subsidiary LLC
3.50%, 09/19/2029
(k)
100 97
ICG PLC
1.63%, 02/17/2027 EUR 100 117
KKR Group Finance Co VIII LLC
3.50%, 08/25/2050
(k)
$ 50 35
$ 514
Real Estate - 0.58%
Acef Holding SCA
1.25%, 04/26/2030 EUR 100 110
Akelius Residential Property Financing BV
1.00%, 01/17/2028 100 115
Aldar Properties PJSC
5.88%, 04/14/2056
(j),(k),(l)
$ 3,175 3,138
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.02%
Alpha Star Holding VII Ltd
7.75%, 04/27/2026 2,725 2,736
Aster Treasury Plc
1.41%, 01/27/2036 GBP 100 95
Blend Funding PLC
3.46%, 09/21/2049 100 95
Castellum Helsinki Finance Holding Abp
0.88%, 09/17/2029 EUR 100 112
CBRE Services Inc
4.90%, 01/15/2033 $ 406 407
Clarion Funding PLC
1.25%, 11/13/2032 GBP 100 109
CTP NV
1.25%, 06/21/2029 EUR 100 112
Grand City Properties SA
4.38%, 01/09/2030 100 123
Heimstaden Bostad Treasury BV
1.38%, 07/24/2028 100 114
Hyde Housing Association Ltd
1.75%, 08/18/2055 GBP 100 57
IWG US Finance LLC
6.50%, 06/28/2030 EUR 100 130
LEG Immobilien SE
0.75%, 06/30/2031 100 103

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
London & Quadrant Housing Trust
2.00%, 03/31/2032 GBP 100 $ 115
Mobiliare Latam SA / Mobiliare Latam Mexico SA
de CV
6.75%, 11/10/2032
(k)
$ 1,575 1,560
Notting Hill Genesis
2.88%, 01/31/2029 GBP 100 130
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031
(k)
$ 830 746
Platform HG Financing PLC
1.93%, 09/15/2041 GBP 100 84
Prologis International Funding II SA
2.38%, 11/14/2030 EUR 125 144
Sobha Sukuk Ltd
8.75%, 07/17/2028 $ 2,550 2,671
Southern Housing
3.50%, 10/19/2047 GBP 100 94
Vonovia SE
0.38%, 06/16/2027 EUR 100 115
1.13%, 09/14/2034 100 95
5.27%, 09/03/2032 AUD 50 34
$ 13,344
Regional Authority - 0.34%
Province of British Columbia Canada
4.20%, 07/06/2033 $ 1,274 1,262
Province of Santa Fe
8.10%, 12/11/2034
(k)
3,125 3,042
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(m)
2,526 2,040
Provincia de Cordoba
8.60%, 02/03/2035
(i),(k)
1,525 1,495
$ 7,839
REITs - 0.73%
Alexandria Real Estate Equities Inc
4.90%, 12/15/2030 100 102
5.25%, 05/15/2036 100 99
American Homes 4 Rent LP
4.25%, 02/15/2028 100 100
American Tower Corp
1.50%, 01/31/2028 200 190
2.30%, 09/15/2031 617 549
4.10%, 05/16/2034 EUR 100 121
4.70%, 12/15/2032 $ 237 237
5.20%, 02/15/2029 1,040 1,070
AvalonBay Communities Inc
2.45%, 01/15/2031 100 91
Boston Properties LP
2.55%, 04/01/2032 150 131
Brixmor Operating Partnership LP
4.05%, 07/01/2030 100 98
Choice Properties Real Estate Investment Trust
4.18%, 03/08/2028 CAD 200 150
Covivio SA/France
1.63%, 06/23/2030 EUR 100 112
Crown Castle Inc
2.25%, 01/15/2031 $ 100 89
2.90%, 04/01/2041 50 36
5.00%, 01/11/2028 459 466
5.60%, 06/01/2029 398 413
Digital Dutch Finco BV
1.25%, 02/01/2031 EUR 100 107
Emirates Reit Sukuk III Ltd
7.50%, 12/12/2028
(m)
$ 675 686
Equinix Canada Financing Ltd
4.00%, 11/15/2032 CAD 50 36
Equinix Inc
3.90%, 04/15/2032 $ 100 96
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
ERP Operating LP
3.50%, 03/01/2028 $ 100 $ 99
Essex Portfolio LP
1.65%, 01/15/2031 100 87
Extra Space Storage LP
5.70%, 04/01/2028 100 103
Gecina SA
1.63%, 05/29/2034 EUR 100 102
GLP Capital LP / GLP Financing II Inc
5.63%, 09/15/2034 $ 50 51
Goodman US Finance Six LLC
5.13%, 10/07/2034
(k)
272 272
Granite REIT Holdings LP
3.06%, 06/04/2027 CAD 100 74
Healthpeak OP LLC
3.50%, 07/15/2029 $ 100 98
Highwoods Realty LP
7.65%, 02/01/2034 50 57
Host Hotels & Resorts LP
5.50%, 04/15/2035 25 25
Invitation Homes Operating Partnership LP
5.50%, 08/15/2033 100 103
Kilroy Realty LP
4.75%, 12/15/2028 100 101
Kimco Realty OP LLC
2.25%, 12/01/2031 100 89
4.60%, 02/01/2033 25 25
Klepierre SA
2.00%, 05/12/2029 EUR 100 116
LXP Industrial Trust
2.38%, 10/01/2031 $ 381 334
Mid-America Apartments LP
4.65%, 01/15/2033 50 50
MPT Operating Partnership LP / MPT Finance Corp
3.50%, 03/15/2031 2,350 1,741
5.00%, 10/15/2027 950 929
8.50%, 02/15/2032
(k)
1,550 1,661
National Health Investors Inc
3.00%, 02/01/2031 757 690
5.35%, 02/01/2033 155 155
NNN REIT Inc
5.60%, 10/15/2033 50 52
Northwest Healthcare Properties Real Estate
Investment Trust
5.51%, 02/18/2030 CAD 50 38
Omega Healthcare Investors Inc
5.20%, 07/01/2030 $ 50 51
Prologis Euro Finance LLC
0.50%, 02/16/2032 EUR 200 202
Prologis LP
2.25%, 04/15/2030 $ 200 186
Realty Income Corp
4.65%, 03/15/2047 100 88
Regency Centers LP
5.25%, 01/15/2034 100 103
RioCan Real Estate Investment Trust
5.61%, 10/06/2027 CAD 100 76
Scentre Group Trust 1
5.90%, 11/27/2034 AUD 100 71
Service Properties Trust
8.63%, 11/15/2031
(k)
$ 2,225 2,337
Simon Property Group LP
5.85%, 03/08/2053 100 102
SmartCentres Real Estate Investment Trust
5.16%, 08/01/2030 CAD 100 77
Store Capital LLC
4.50%, 03/15/2028 $ 100 100

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Trust Fibra Uno
4.87%, 01/15/2030 $ 200 $ 196
UDR Inc
3.10%, 11/01/2034 100 86
Unibail-Rodamco-Westfield SE
2.00%, 05/29/2037 EUR 100 97
Ventas Realty LP
5.70%, 09/30/2043 $ 50 50
VICI Properties LP
5.75%, 04/01/2034 100 103
WEA Finance LLC
3.50%, 06/15/2029
(k)
100 97
Welltower OP LLC
4.13%, 03/15/2029 200 201
Weyerhaeuser Co
4.00%, 03/09/2052 496 381
WPC Eurobond BV
0.95%, 06/01/2030 EUR 100 108
$ 16,743
Retail - 0.78%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(k)
$ 3,150 3,006
7-Eleven Inc
2.50%, 02/10/2041
(k)
100 69
Alimentation Couche-Tard Inc
5.27%, 02/12/2034
(k)
150 153
Asbury Automotive Group Inc
5.00%, 02/15/2032
(k)
600 583
AutoNation Inc
4.45%, 01/15/2029 326 327
AutoZone Inc
5.10%, 07/15/2029 221 227
CK Hutchison Europe Finance 21 Ltd
1.00%, 11/02/2033 EUR 100 99
Costco Wholesale Corp
1.38%, 06/20/2027 $ 200 194
Darden Restaurants Inc
4.35%, 10/15/2027 358 360
Dick's Sporting Goods Inc
4.10%, 01/15/2052 50 37
Dollar General Corp
3.50%, 04/03/2030 100 97
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
6.75%, 01/15/2030
(k)
950 898
Home Depot Inc/The
3.35%, 04/15/2050 200 142
4.50%, 12/06/2048 100 86
4.75%, 06/25/2029 50 51
4.90%, 04/15/2029 396 407
4.95%, 06/25/2034 100 102
LCM Investments Holdings II LLC
8.25%, 08/01/2031
(k)
1,725 1,817
Lithia Motors Inc
4.38%, 01/15/2031
(k)
1,350 1,299
Lowe's Cos Inc
2.63%, 04/01/2031 100 92
4.05%, 05/03/2047 100 80
4.45%, 04/01/2062 75 59
4.50%, 04/15/2030 100 101
McDonald's Corp
3.63%, 09/01/2049 550 406
3.88%, 02/20/2031 EUR 100 123
4.60%, 09/09/2032 $ 100 102
4.80%, 08/14/2028 1,178 1,202
4.88%, 12/09/2045 100 91
5.20%, 05/17/2034 100 104
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
O'Reilly Automotive Inc
3.60%, 09/01/2027 $ 937 $ 932
Starbucks Corp
4.50%, 11/15/2048 50 42
4.80%, 02/15/2033 100 101
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(k)
1,000 960
Target Corp
2.95%, 01/15/2052 100 64
4.50%, 09/15/2032
(j)
75 76
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(k)
2,925 3,079
Walmart Inc
1.50%, 09/22/2028 50 47
1.80%, 09/22/2031 150 134
2.50%, 09/22/2041 100 72
4.50%, 04/15/2053 50 44
$ 17,865
Savings & Loans - 0.01%
Nationwide Building Society
3.77%, 01/27/2036
(l)
EUR 100 119
3 Month Euro Interbank Offered Rate +
1.23%
Semiconductors - 0.44%
Analog Devices Inc
5.30%, 04/01/2054 $ 50 48
Applied Materials Inc
3.30%, 04/01/2027 100 99
4.60%, 01/15/2036 452 444
Broadcom Inc
2.45%, 02/15/2031 1,350 1,235
3.19%, 11/15/2036
(k)
1,427 1,210
3.42%, 04/15/2033 150 139
3.46%, 09/15/2026 200 200
4.90%, 07/15/2032 471 481
4.90%, 02/15/2038 100 98
5.70%, 01/15/2056 209 211
Foundry JV Holdco LLC
5.50%, 01/25/2031
(k)
200 207
5.88%, 01/25/2034
(k)
1,161 1,200
6.15%, 01/25/2032
(k)
669 712
Intel Corp
2.80%, 08/12/2041 100 71
3.73%, 12/08/2047 914 658
4.10%, 05/19/2046 150 116
4.15%, 08/05/2032 397 385
4.88%, 02/10/2028 200 203
5.05%, 08/05/2062 100 83
5.70%, 02/10/2053 400 378
KLA Corp
4.95%, 07/15/2052 100 91
Marvell Technology Inc
4.88%, 06/22/2028
(j)
200 204
Micron Technology Inc
5.88%, 02/09/2033 75 80
NVIDIA Corp
2.00%, 06/15/2031 100 90
NXP BV / NXP Funding LLC / NXP USA Inc
5.00%, 01/15/2033 100 101
Qorvo Inc
4.38%, 10/15/2029 100 98
QUALCOMM Inc
4.75%, 05/20/2032 356 363
4.80%, 05/20/2045 100 91

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Texas Instruments Inc
3.88%, 03/15/2039 $ 100 $ 89
4.60%, 02/15/2028 456 463
4.90%, 03/14/2033 100 103
$ 9,951
Software - 2.28%
Adobe Inc
4.75%, 01/17/2028 501 511
AthenaHealth Group Inc
6.50%, 02/15/2030
(k)
11,555 11,206
Capstone Borrower Inc
8.00%, 06/15/2030
(k)
5,475 5,090
Central Parent Inc / CDK Global Inc
7.25%, 06/15/2029
(k)
1,250 958
Central Parent LLC / CDK Global II LLC / CDK
Financing Co Inc
8.00%, 06/15/2029
(k)
175 136
CoreWeave Inc
9.00%, 02/01/2031
(k)
5,540 5,386
Dye & Durham Ltd
8.63%, 04/15/2029
(k)
5,025 4,520
Ellucian Holdings Inc
6.50%, 12/01/2029
(k)
1,975 1,944
Fiserv Inc
3.00%, 07/01/2031 GBP 100 124
4.40%, 07/01/2049 $ 100 79
Intuit Inc
5.13%, 09/15/2028 75 77
Microsoft Corp
2.68%, 06/01/2060 150 85
3.70%, 08/08/2046 100 80
4.10%, 02/06/2037 200 192
MSCI Inc
5.25%, 09/01/2035 50 50
Oracle Corp
2.88%, 03/25/2031 100 90
3.60%, 04/01/2040 100 74
3.60%, 04/01/2050 100 62
3.80%, 11/15/2037 1,050 845
3.85%, 04/01/2060 150 91
4.00%, 11/15/2047 790 541
4.13%, 05/15/2045 200 143
4.45%, 09/26/2030 526 514
4.65%, 05/06/2030 100 99
4.80%, 09/26/2032 50 48
5.50%, 08/03/2035 444 433
5.88%, 09/26/2045 421 379
5.95%, 09/26/2055 896 790
6.10%, 09/26/2065 20 17
6.13%, 07/08/2039 100 99
6.50%, 04/15/2038 713 730
Playtika Holding Corp
4.25%, 03/15/2029
(k)
5,875 5,103
Roper Technologies Inc
4.20%, 09/15/2028 200 201
4.25%, 09/15/2028 386 388
Salesforce Inc
1.95%, 07/15/2031 150 133
SAP SE
1.25%, 03/10/2028 EUR 100 116
SS&C Technologies Inc
6.50%, 06/01/2032
(k)
$ 2,150 2,220
Synopsys Inc
5.00%, 04/01/2032 100 102
UKG Inc
6.88%, 02/01/2031
(k)
5,125 5,121
VMware LLC
4.70%, 05/15/2030 100 102
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(j),(k)
$ 3,550 $ 3,245
$ 52,124
Sovereign - 5.47%
Angolan Government International Bond
8.25%, 05/09/2028 3,450 3,473
Argentine Republic Government International Bond
4.12%, 07/09/2035
(m)
2,450 1,895
Bahamas Government International Bond
8.25%, 06/24/2036
(k)
925 1,032
8.25%, 06/24/2036 500 558
Benin Government International Bond
7.96%, 02/13/2038 2,900 3,029
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2029 BRL 50,400 9,004
Colombian TES
11.00%, 08/22/2029 COP 12,088,400 3,112
13.25%, 02/09/2033 16,206,500 4,481
Czech Republic Government Bond
6.20%, 06/16/2031 CZK 63,000 3,410
Ecuador Government International Bond
0.00%, 07/31/2030
(d)
$ 675 567
6.90%, 07/31/2035
(m)
980 893
8.75%, 01/29/2034
(k)
3,325 3,358
Egypt Government Bond
24.46%, 10/01/2027 EGP 55,900 1,208
25.32%, 08/13/2027 53,500 1,161
Egypt Government International Bond
7.05%, 01/15/2032 $ 1,425 1,440
7.63%, 05/29/2032 1,525 1,577
Egypt Treasury Bills
23.33%, 03/17/2026
(q)
EGP 119,400 2,471
23.40%, 05/19/2026
(q)
117,400 2,336
Farm Credit Bank of Texas
7.00%, 09/15/2030
(h),(l)
$ 2,000 2,081
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
Ghana Government International Bond
0.00%, 01/03/2030
(d),(k)
1,617 1,414
0.00%, 01/03/2030
(d)
1,251 1,094
5.00%, 07/03/2029
(k),(m)
2,122 2,075
Hungary Government Bond
4.50%, 03/23/2028 HUF 1,555,000 4,679
Hungary Government International Bond
6.00%, 09/26/2035
(k)
$ 2,500 2,579
6.00%, 09/26/2035 275 284
Ivory Coast Government International Bond
5.88%, 10/17/2031 EUR 3,275 3,978
Japan Government Five Year Bond
0.40%, 09/20/2028 JPY 109,250 689
Japan Government Ten Year Bond
0.70%, 12/20/2033 34,350 201
Mexican Bonos
8.50%, 11/18/2038 MXN 117,500 6,441
Mexico Government International Bond
4.28%, 08/14/2041 $ 1,281 1,021
5.38%, 03/22/2033 1,019 1,004
6.34%, 05/04/2053 400 379
6.63%, 01/29/2038 802 834
Nigeria Government International Bond
7.38%, 09/28/2033 3,750 3,789
Pakistan Government International Bond
7.38%, 04/08/2031 2,614 2,633
Peruvian Government International Bond
6.90%, 08/12/2037 PEN 15,650 4,894
Republic of Cameroon International Bond
8.88%, 01/30/2033 $ 1,625 1,574

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Republic of Italy Government International Bond
3.88%, 05/06/2051 $ 1,013 $ 745
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 18,193 4,735
Republic of South Africa Government Bond
8.75%, 01/31/2044 ZAR 187,100 11,401
Romanian Government International Bond
5.63%, 05/30/2037 EUR 1,975 2,358
6.50%, 10/07/2045
(k)
975 1,205
6.75%, 07/11/2039 3,550 4,536
Turkiye Government Bond
30.08%, 09/12/2029 TRY 116,375 2,639
Ukraine Government International Bond
4.00%, 02/01/2032
(k),(m)
$ 1,466 1,168
4.00%, 02/01/2032
(m)
875 697
4.50%, 02/01/2034
(k),(m)
573 361
4.50%, 02/01/2034
(m)
5,992 3,774
Venezuela Government International Bond
0.00%, 05/07/2023
(d)
3,500 1,330
Zambia Government International Bond
5.75%, 06/30/2033
(m)
3,535 3,455
$ 125,052
Student Loan Asset Backed Securities - 0.92%
CIT Education Loan Trust 2007-1
4.40%, 03/25/2042
(k)
1,175 1,154
1.00 x 90 Day Average Secured Overnight
Financing Rate + 0.35%
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042
(k)
1,037 982
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(k)
212 182
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(k)
1,402 1,429
KeyCorp Student Loan Trust 2006-A
5.10%, 03/27/2042 1,040 849
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.41%
National Collegiate Student Loan Trust 2005-2
4.16%, 06/25/2033 406 404
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.48%
National Collegiate Student Loan Trust 2006-4
4.13%, 05/25/2032 492 278
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.45%
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(k)
764 703
Navient Student Loan Trust
6.48%, 03/15/2072
(k)
1,401 1,448
Nelnet Student Loan Trust 2021-D
4.48%, 04/20/2062
(k)
235 234
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
Nelnet Student Loan Trust 2023-A
5.90%, 02/20/2041
(k)
360 367
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.20%
6.64%, 02/20/2041
(k)
450 467
SLM Private Credit Student Loan Trust 2003-A
5.58%, 06/15/2032 1,939 791
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
SLM Private Credit Student Loan Trust 2003-B
5.58%, 03/15/2033 661 181
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SLM Private Credit Student Loan Trust 2003-C
5.58%, 09/15/2032 $ 511 $ 113
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
SLM Private Credit Student Loan Trust 2005-B
4.31%, 06/15/2039 828 809
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.59%
SLM Private Credit Student Loan Trust 2006-A
4.27%, 06/15/2039 1,181 1,140
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
4.18%, 12/15/2039 426 418
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SLM Private Credit Student Loan Trust 2007-A
4.22%, 12/16/2041 1,291 1,280
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.50%
SLM Student Loan Trust 2008-2
4.90%, 04/27/2026 220 220
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.01%
SLM Student Loan Trust 2008-3
5.15%, 07/25/2028 1,499 1,498
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.26%
SLM Student Loan Trust 2008-4
5.80%, 01/25/2028 191 192
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.91%
SLM Student Loan Trust 2008-5
5.85%, 10/25/2027 1,124 1,132
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.96%
SLM Student Loan Trust 2008-6
5.25%, 04/25/2029 1,774 1,775
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.36%
SMB Private Education Loan Trust 2014-A
4.50%, 09/15/2045
(k)
100 90
SMB Private Education Loan Trust 2015-B
3.50%, 12/17/2040
(k)
56 56
SMB Private Education Loan Trust 2021-A
2.31%, 01/15/2053
(k)
985 965
Towd Point Asset Trust 2021-SL1
4.84%, 11/20/2061
(k)
600 595
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.16%
5.19%, 11/20/2061
(k)
1,200 1,186
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.51%
$ 20,938
Supranational Bank - 0.33%
Africa Finance Corp
7.50%, 01/21/2030
(h),(k),(l)
1,525 1,556
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
7.50%, 01/21/2030
(h),(l)
875 892
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
European Investment Bank
3.25%, 11/15/2027 1,871 1,861
Inter-American Development Bank
1.13%, 07/20/2028 1,834 1,727

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 $ 1,538 $ 1,462
$ 7,498
Telecommunications - 2.40%
Africell Holding Ltd
10.50%, 10/23/2029
(j),(k)
2,500 2,500
10.50%, 10/23/2029
(j)
300 300
America Movil SAB de CV
6.13%, 03/30/2040 100 106
APLD ComputeCo LLC
9.25%, 12/15/2030
(k)
3,420 3,552
AT&T Inc
3.15%, 06/01/2030 EUR 100 119
3.55%, 09/15/2055 $ 200 133
3.65%, 06/01/2051 100 70
3.65%, 09/15/2059 100 66
3.85%, 06/01/2060 309 212
4.25%, 06/01/2043 GBP 100 109
4.30%, 02/15/2030 $ 100 100
4.30%, 11/18/2034 EUR 100 124
4.50%, 05/15/2035 $ 1,222 1,171
4.70%, 08/15/2030
(j)
50 51
4.75%, 04/30/2033
(i)
458 457
4.75%, 05/15/2046 938 810
4.90%, 11/01/2035 50 49
4.90%, 08/15/2037 1,154 1,122
5.38%, 08/15/2035 50 51
5.40%, 02/15/2034 100 103
5.55%, 08/15/2041 100 99
5.70%, 11/01/2054 826 789
6.05%, 08/15/2056 355 355
Axian Telecom Holding & Management PLC
7.25%, 07/11/2030
(k)
1,175 1,192
7.25%, 07/11/2030 400 406
Bell Telephone Co of Canada or Bell Canada
4.70%, 03/14/2036 CAD 100 75
5.20%, 02/15/2034 $ 50 51
5.60%, 08/11/2053 CAD 50 39
British Telecommunications PLC
3.13%, 11/21/2031 GBP 100 127
5.13%, 12/04/2028 $ 200 205
Cipher Compute LLC
7.13%, 11/15/2030
(k)
3,450 3,555
Cisco Systems Inc
2.50%, 09/20/2026 100 99
5.05%, 02/26/2034 100 102
5.10%, 02/24/2035 1,038 1,064
5.30%, 02/26/2054 100 96
Corning Inc
5.45%, 11/15/2079 50 46
Deutsche Telekom AG
1.75%, 12/09/2049 EUR 100 74
Deutsche Telekom International Finance BV
4.38%, 06/21/2028
(k)
$ 150 151
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(k)
2,725 2,833
Flash Compute LLC
7.25%, 12/31/2030
(k)
1,000 1,003
Motorola Solutions Inc
5.55%, 08/15/2035 50 52
NTT Finance Corp
0.34%, 03/03/2030 EUR 100 107
4.62%, 07/16/2028
(k)
$ 200 203
5.17%, 07/16/2032
(k)
531 545
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Orange SA
0.50%, 09/04/2032 EUR 100 $ 100
1.38%, 02/11/2029
(h),(l)
100 111
EUR Swap Annual (VS 6 Month) 5 Year +
1.49%
1.88%, 09/12/2030 200 226
4.00%, 01/13/2029
(k)
$ 406 406
4.25%, 01/13/2031
(k)
342 339
5.00%, 01/13/2036
(k)
857 850
Rogers Communications Inc
4.55%, 03/15/2052 100 81
5.30%, 02/15/2034 50 51
Silk Road Group Holding LLC
7.50%, 09/15/2030
(k)
3,450 3,510
Sprint Capital Corp
6.88%, 11/15/2028 100 107
Telecom Argentina SA
9.50%, 07/18/2031 450 480
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(k)
825 828
7.00%, 10/28/2029 950 953
Telefonica Emisiones SA
3.72%, 01/23/2034 EUR 100 118
4.67%, 03/06/2038 $ 150 137
4.90%, 03/06/2048 657 557
Telia Co AB
0.13%, 11/27/2030 EUR 100 104
Telstra Group Ltd
1.38%, 03/26/2029 100 114
TELUS Corp
4.70%, 03/06/2048 CAD 100 69
7.00%, 10/15/2055
(l)
$ 1,000 1,046
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.71%
T-Mobile USA Inc
3.00%, 02/15/2041 2,187 1,622
3.60%, 11/15/2060 505 334
3.70%, 05/08/2032 EUR 100 121
3.88%, 04/15/2030 $ 100 98
4.38%, 04/15/2040 100 89
4.80%, 07/15/2028 200 204
5.05%, 07/15/2033 100 102
5.65%, 01/15/2053 100 96
Veon Midco BV
3.38%, 11/25/2027 3,075 2,936
Verizon Communications Inc
0.19%, 03/24/2028 CHF 100 129
1.30%, 05/18/2033 EUR 100 102
1.75%, 01/20/2031 $ 150 132
2.36%, 03/15/2032 200 176
2.65%, 05/06/2030 AUD 200 125
2.85%, 09/03/2041 $ 835 601
2.99%, 10/30/2056 100 59
3.00%, 11/20/2060 748 435
3.40%, 03/22/2041 492 383
3.55%, 03/22/2051 100 71
3.88%, 03/01/2052 328 243
4.02%, 12/03/2029 125 124
4.25%, 10/31/2030 EUR 100 125
4.50%, 08/10/2033 $ 784 770
4.78%, 02/15/2035 191 187
5.25%, 04/02/2035 824 835
5.75%, 11/30/2045 334 332
6.00%, 11/30/2065 725 717
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(k)
3,450 3,121

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Vodafone Group PLC
5.63%, 02/10/2053 $ 100 $ 96
5.75%, 06/28/2054 423 411
5.75%, 02/10/2063 369 353
5.88%, 06/28/2064 483 470
Vodafone International Financing DAC
3.38%, 07/03/2033 EUR 100 118
WULF Compute LLC
7.75%, 10/15/2030
(k)
$ 4,365 4,552
$ 54,929
Transportation - 0.52%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048 672 549
4.45%, 03/15/2043 707 628
5.20%, 04/15/2054 50 47
5.80%, 03/15/2056 242 248
Canadian National Railway Co
3.05%, 02/08/2050 CAD 100 55
3.85%, 08/05/2032 $ 100 97
Canadian Pacific Railway Co
2.88%, 11/15/2029 100 96
4.30%, 05/15/2043 100 87
4.70%, 05/01/2048 473 421
CSX Corp
3.35%, 09/15/2049 100 71
3.80%, 11/01/2046 100 78
Deutsche Post AG
3.75%, 11/25/2037 EUR 50 59
DSV Finance BV
1.38%, 03/16/2030 100 112
East Japan Railway Co
1.10%, 09/15/2039 100 84
Federal Express Corp 2020-1 Pass Through Trusts
1.88%, 08/20/2035 $ 1,488 1,302
FedEx Corp
4.95%, 10/17/2048 100 88
Fedex Freight Holding Co Inc
4.30%, 03/15/2029
(i),(k)
430 430
GXO Logistics Inc
6.25%, 05/06/2029 444 468
Norfolk Southern Corp
4.55%, 06/01/2053 100 85
5.55%, 03/15/2034 100 105
Ryder System Inc
5.25%, 06/01/2028 100 103
Transnet/South Africa
8.25%, 02/06/2028 3,125 3,297
TTX Co
5.50%, 09/25/2026
(k)
839 846
Union Pacific Corp
3.25%, 02/05/2050 100 69
3.60%, 09/15/2037 100 89
3.85%, 02/14/2072 100 69
United Parcel Service Inc
3.40%, 11/15/2046 50 37
5.30%, 04/01/2050 100 96
Yinson Bergenia Production BV
8.50%, 01/31/2045
(k)
950 1,033
8.50%, 01/31/2045 1,125 1,223
$ 11,972
Trucking & Leasing - 0.29%
FTAI Aviation Investors LLC
7.00%, 05/01/2031
(k)
2,425 2,551
7.00%, 06/15/2032
(k)
1,100 1,158
GATX Corp
6.05%, 03/15/2034 100 106
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Trucking & Leasing (continued)
Penske Truck Leasing Co Lp / PTL Finance Corp
5.25%, 02/01/2030
(k)
$ 697 $ 718
5.35%, 03/30/2029
(k)
292 301
5.88%, 11/15/2027
(k)
100 103
6.05%, 08/01/2028
(k)
712 742
6.20%, 06/15/2030
(k)
786 838
$ 6,517
Water - 0.15%
Aegea Finance Sarl
9.00%, 01/20/2031
(k)
1,825 1,939
9.00%, 01/20/2031 250 266
American Water Capital Corp
4.15%, 06/01/2049 100 80
Anglian Water Services Financing PLC
5.38%, 11/10/2033 GBP 100 135
Essential Utilities Inc
3.35%, 04/15/2050 $ 100 69
Northumbrian Water Finance PLC
6.38%, 10/28/2034 GBP 100 144
Severn Trent Utilities Finance PLC
4.00%, 03/05/2034 EUR 100 122
Suez SACA
5.00%, 11/03/2032 100 128
SW Finance I PLC
6.19%, 03/31/2029 GBP 50 71
United Utilities Water Finance PLC
2.63%, 02/12/2031 100 124
Veolia Environnement SA
1.59%, 01/10/2028 EUR 200 233
Yorkshire Water Services Finance Ltd
5.50%, 05/28/2037
(m)
GBP 50 67
$ 3,378
TOTAL BONDS $ 1,658,783
CONVERTIBLE BONDS - 0.16%
Principal
Amount (000's) Value (000's)
Chemicals - 0.14%
Sasol Financing USA LLC
4.50%, 11/08/2027 $ 3,200 $ 3,086
Oil & Gas - 0.02%
Kosmos Energy Ltd
3.13%, 03/15/2030 1,100 567
TOTAL CONVERTIBLE BONDS $ 3,653
SENIOR FLOATING RATE INTERESTS
- 8.38%
Principal
Amount (000's) Value (000's)
Advertising - 0.12%
Advantage Sales & Marketing Inc ; Term Loan B2
8.16%, 10/28/2027 $ 201 169
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Clear Channel Outdoor Holdings Inc ; Term Loan B
7.83%, 08/23/2028 2,224 2,222
CME Term Secured Overnight Financing
Rate 1 Month + 8.00%
CMG Media Corp ; Term Loan B2
7.27%, 06/18/2029 76 71
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Planet US Buyer LLC ; Term Loan B
6.82%, 02/07/2031 253 253
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 2,715
Aerospace & Defense - 0.08%
Bleriot US Bidco Inc ; Term Loan B
6.17%, 10/31/2030 183 183
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Goat Holdco LLC ; Term Loan B
6.22%, 12/10/2031 $ 222 $ 222
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Kaman Corp ; Term Loan B
6.32%-6.54%, 02/26/2032 480 479
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%, CME Term Secured
Overnight Financing Rate 6 Month + 2.50%
Kaman Corp ; Delayed Draw Term Loan B-DD
6.16%, 02/26/2032 9 9
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Signia Aerospace LLC ; Term Loan B
6.44%-6.57%, 12/11/2031 149 149
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
TransDigm Inc ; Term Loan J
6.22%, 02/28/2031 415 415
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
TransDigm Inc ; Term Loan L
6.22%, 01/19/2032 165 165
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
TransDigm Inc ; Term Loan M
6.22%, 08/19/2032 236 236
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,858
Airlines - 0.02%
AAdvantage Loyalty IP Ltd ; Term Loan B
5.92%, 04/20/2028 126 126
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Air Canada ; Term Loan B
5.47%, 03/21/2031 165 165
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
United Airlines Inc ; Term Loan B
5.67%, 02/22/2031 89 89
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
$ 380
Apparel - 0.03%
ABG Intermediate Holdings 2 LLC ; Term Loan B1
5.97%, 12/21/2028 201 201
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Beach Acquisition Bidco LLC ; Term Loan B1
6.92%, 09/12/2032 155 155
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Varsity Brands Inc ; Term Loan B
6.67%, 08/26/2031 206 206
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
WH Borrower LLC ; Term Loan B
8.39%, 02/20/2032 84 85
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 647
Automobile Manufacturers - 0.01%
Allison Transmission Inc ; Term Loan B
5.42%, 11/05/2032 274 274
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
American Trailer World Corp ; Term Loan
0.00%, 03/03/2028
(r)
$ 69 $ 62
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 336
Automobile Parts & Equipment - 0.11%
Clarios Global LP ; Term Loan B
6.22%, 05/04/2030 1,857 1,854
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
6.47%, 01/28/2032 309 309
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Dexko Global Inc ; Term Loan B
7.58%, 10/04/2028 272 270
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 2,433
Beverages - 0.10%
Arterra Wines Canada Inc ; Term Loan B1
7.43%, 11/25/2027 1,565 1,535
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
BrewCo Borrower LLC
10.82%, 09/30/2030 40 34
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
10.82%, 09/30/2030 178 71
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Naked Juice LLC ; Term Loan
9.17%, 01/24/2029 122 121
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Pegasus Bidco BV ; Term Loan B
6.60%, 07/12/2029 138 139
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Primo Brands Corp ; Term Loan B
5.92%, 03/31/2028 486 485
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 2,385
Biotechnology - 0.02%
BioMarin Pharmaceutical Inc
0.00%, 01/28/2033
(r)
150 150
Genmab A/S ; Term Loan B
6.73%, 11/19/2032 250 251
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 401
Building Materials - 0.08%
ACProducts Holdings Inc ; Term Loan B
8.18%, 05/17/2028 552 471
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Chariot Buyer LLC ; Term Loan B
6.47%, 09/08/2032 279 279
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Cornerstone Building Brands Inc ; Term Loan B
7.03%, 04/12/2028 367 282
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Cornerstone Building Brands Inc ; Term Loan
9.30%, 08/01/2028 52 40
CME Term Secured Overnight Financing
Rate 1 Month + 5.63%

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
CP Atlas Buyer Inc ; Term Loan B
8.97%, 07/08/2030 $ 204 $ 200
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Gibraltar Industries Inc
0.00%, 01/29/2033
(r)
34 34
MI Windows And Doors LLC ; Term Loan B3
6.47%, 03/21/2031 94 93
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Quikrete Holdings Inc ; Term Loan B3
5.97%, 02/10/2032 330 329
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Quikrete Holdings Inc ; Term Loan B1
5.97%, 04/14/2031 78 78
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 1,806
Chemicals - 0.38%
Advancion Holdings LLC ; Term Loan
11.52%, 10/27/2028 8,680 7,769
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Ecovyst Catalyst Technologies LLC ; Term Loan B
5.84%, 06/12/2031 48 48
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Fortis 333 Inc ; Term Loan B
7.17%, 03/29/2032 36 36
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Nouryon Finance BV ; Term Loan B
7.04%, 04/03/2028 360 359
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Qnity Electronics Inc ; Term Loan B
5.70%, 11/01/2032 268 269
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Solstice Advanced Materials Inc ; Term Loan B
5.59%, 10/29/2032 90 90
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
USALCO LLC ; Term Loan B
7.22%, 09/30/2031 57 57
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 8,628
Commercial Services - 0.40%
Aggreko Holdings Inc ; Term Loan B
0.00%, 05/21/2031
(r)
50 50
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Allied Universal Holdco LLC ; Term Loan B
6.97%, 08/06/2032 424 424
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Anticimex Global AB ; Term Loan B8
8.24%, 11/17/2031 974 975
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Belron Finance 2019 LLC ; Term Loan B
6.12%, 10/16/2031 254 254
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Camelot US Acquisition LLC ; Term Loan B
6.47%, 01/31/2031 $ 140 $ 128
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Catawba Nation Gaming Authority ; Term Loan B
8.47%, 03/29/2032 75 76
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Champions Financing Inc ; Term Loan B
8.57%, 02/23/2029 2,475 2,299
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Corp Service Co ; Term Loan B
5.81%, 11/02/2029 137 136
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Creative Artists Agency LLC ; Term Loan B
6.22%, 10/01/2031 213 213
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Element Materials Technology Group US Holdings
Inc
7.35%, 07/06/2029 257 258
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Ensemble RCM LLC ; Term Loan B
6.84%, 08/01/2029 214 212
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Ensemble RCM LLC
0.00%, 01/28/2033
(r)
847 838
EVERTEC Group LLC ; Term Loan B
0.00%, 10/30/2030
(r)
50 50
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Garda World Security Corp ; Term Loan B
6.43%, 02/01/2029 222 222
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Jupiter Buyer Inc ; Term Loan B
7.92%, 10/10/2031 155 156
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Learning Care Group US No 2 Inc ; Term Loan B
7.67%-7.84%, 08/11/2028 14 10
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Medical Solutions Holdings Inc ; Term Loan B
7.44%, 10/06/2028 292 57
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Mister Car Wash Holdings Inc ; Term Loan B
6.22%, 03/27/2031 245 245
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
OMNIA Partners LLC ; Term Loan B
6.45%, 12/31/2032 201 201
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
PAREXEL International Corp ; Term Loan B
6.47%, 12/09/2031 532 532
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
PG Polaris BidCo Sarl ; Term Loan B
5.92%, 03/26/2031 174 174
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Prime Security Services Borrower LLC ; Term Loan
B2
5.43%, 03/07/2032 $ 55 $ 55
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Prime Security Services Borrower LLC ; Term Loan
B1
5.69%, 10/13/2030 108 108
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Pye-Barker Fire & Safety LLC ; Term Loan
6.20%, 12/09/2032 234 234
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Signal Parent Inc ; Term Loan B
7.44%, 04/03/2028 38 28
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Spin Holdco Inc
0.00%, 09/04/2030
(r)
126 117
Spin Holdco Inc ; Term Loan B
8.02%, 03/03/2028 740 596
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Wand NewCo 3 Inc ; Term Loan B2
6.22%, 01/30/2031 315 315
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
XPLOR T1 LLC ; Term Loan B
7.29%, 12/01/2032 167 163
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 9,126
Computers - 0.22%
Amentum Holdings Inc ; Term Loan B
5.71%, 07/29/2031 103 103
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Clover Holdings 2 LLC ; Term Loan B
7.66%, 12/09/2031 824 806
Fortress Intermediate 3 Inc ; Term Loan B
6.67%, 06/27/2031 231 227
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
KnowBe4 Inc ; Term Loan
7.59%, 07/23/2032 900 864
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
McAfee Corp ; Term Loan B1
6.72%, 03/01/2029 321 283
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
NCR Atleos Corp ; Term Loan B
6.70%, 04/16/2029 57 56
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Peraton Corp ; Term Loan B
7.69%, 02/01/2028 498 459
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Perforce Software Inc ; Term Loan B
8.47%, 03/21/2031 117 93
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Ping Identity Holding Corp ; Term Loan
6.59%, 10/29/2032 153 152
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Sophos Holdings LLC ; Term Loan B
7.33%, 03/05/2027 $ 93 $ 92
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Synechron Inc ; Term Loan B
7.57%, 10/03/2031 94 92
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
VeriFone Systems Inc ; Term Loan
9.36%, 08/18/2028 253 232
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Vision Solutions Inc ; Term Loan B
8.10%, 04/23/2028 198 167
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
World Wide Technology Holding Co LLC ; Term
Loan B
5.71%, 03/01/2030 119 119
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
X Corp ; Term Loan B1
10.45%, 10/26/2029 743 742
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
X Corp ; Term Loan B3
9.50%, 10/26/2029 532 550
$ 5,037
Consumer Products - 0.00%
VC GB Holdings I Corp ; Term Loan B
7.43%, 06/30/2028 50 50
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Cosmetics & Personal Care - 0.02%
Conair Holdings LLC ; Term Loan B
7.58%, 05/17/2028 124 62
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Opal US LLC ; Term Loan B4
6.69%, 04/28/2032 329 329
CME Term Secured Overnight Financing
Rate 6 Month + 3.00%
$ 391
Distribution & Wholesale - 0.34%
BCPE Empire Holdings Inc ; Term Loan B
0.00%, 12/11/2030
(r)
82 81
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Dealer Tire Financial LLC ; Term Loan B5
6.72%, 07/02/2031 50 50
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Gates Corp/DE ; Term Loan B5
5.46%, 06/04/2031 95 95
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Gloves Buyer Inc ; Term Loan B
7.69%, 05/21/2032 2,584 2,565
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Infinite Bidco LLC ; Term Loan
7.85%, 03/02/2028 189 186
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
10.93%, 02/24/2029 4,850 4,592
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale (continued)
OPENLANE Inc ; Term Loan B
6.37%, 10/08/2032 $ 63 $ 63
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Resideo Funding Inc ; Term Loan B
5.72%, 08/13/2032 135 135
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 7,767
Diversified Financial Services - 0.01%
Kestra Advisor Services Holdings A Inc ; Term Loan
B
6.72%, 03/22/2031 188 187
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Orion US Finco Inc ; Term Loan B
7.14%, 10/10/2032 76 76
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 263
Electric - 0.09%
Cornerstone Generation LLC ; Term Loan B
7.09%, 08/11/2032 295 297
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Hamilton Projects Acquiror LLC
0.00%, 05/30/2031
(r)
50 50
Invenergy Thermal Operating I LLC
6.36%, 05/06/2032 4 4
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
6.41%, 05/06/2032 61 62
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
NRG Energy Inc ; Term Loan B
5.52%, 04/16/2031 65 64
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%, CME Term Secured
Overnight Financing Rate 3 Month + 1.75%
Talen Energy Supply LLC ; Term Loan B
5.67%, 11/25/2032 49 49
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
6.35%, 05/17/2030 760 760
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
6.35%, 12/15/2031 664 663
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,949
Electronics - 0.01%
Ingram Micro Inc ; Term Loan B2
5.93%, 09/19/2031 82 82
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Pinnacle Buyer LLC ; Term Loan B
6.16%, 10/01/2032 67 67
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Resilience Parent LLC ; Term Loan B
0.00%, 01/21/2033
(r)
115 115
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Spectris PLC
6.49%, 09/24/2032 75 75
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 339
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction - 0.06%
Apple Bidco LLC ; Term Loan B
6.22%, 09/22/2031 $ 245 $ 245
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Artera Services LLC ; Term Loan
8.17%, 02/15/2031 76 61
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Brand Industrial Services Inc ; Term Loan B
8.35%, 08/01/2030 140 124
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Brown Group Holding LLC ; Term Loan B1
6.22%, 07/01/2031 122 122
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Brown Group Holding LLC ; Term Loan B2
6.17%-6.32%, 07/01/2031 564 563
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%, CME Term Secured
Overnight Financing Rate 3 Month + 2.50%
Centuri Group Inc ; Term Loan B
5.67%, 07/09/2032 85 85
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Dycom Industries Inc ; Term Loan B
0.00%, 01/20/2033
(r)
29 29
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Green Infrastructure Partners Inc
6.42%, 09/24/2032 62 62
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 1,291
Entertainment - 0.12%
AMC Entertainment Holdings Inc ; Term Loan
11.42%, 01/04/2029 297 294
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Caesars Entertainment Inc ; Term Loan B
5.97%, 02/06/2030 28 28
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Caesars Entertainment Inc ; Term Loan B1
5.97%, 02/06/2031 195 193
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Churchill Downs Inc ; Term Loan B1
5.46%, 03/17/2028 110 110
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Cinemark USA Inc ; Term Loan B
5.95%, 05/24/2030 182 182
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%, CME Term Secured
Overnight Financing Rate 3 Month + 2.25%
Crown Finance US Inc ; Term Loan B
8.19%, 12/02/2031 326 317
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Entain Holdings Gibraltar Ltd
5.92%, 10/31/2029 264 263
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Flutter Financing BV ; Term Loan B
5.42%, 11/30/2030 $ 122 $ 122
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
5.67%, 06/04/2032 343 341
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Herschend Entertainment Co LLC ; Term Loan B
6.96%, 05/27/2032 65 65
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Light & Wonder International Inc ; Term Loan B3
5.67%, 04/16/2029 86 85
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Motion Finco Sarl ; Term Loan B3
7.17%, 11/12/2029 150 128
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Scientific Games Holdings LP ; Term Loan B
6.65%, 04/04/2029 200 196
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
SeaWorld Parks & Entertainment Inc ; Term Loan
B3
5.72%, 12/04/2031 169 168
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
UFC Holdings LLC ; Term Loan B5
5.87%, 11/21/2031 302 303
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
$ 2,795
Environmental Control - 0.06%
GFL ES US LLC ; Term Loan B
6.27%, 02/04/2032 204 203
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Madison IAQ LLC ; Term Loan B
6.13%, 06/21/2028 161 161
CME Term Secured Overnight Financing
Rate 6 Month + 2.50%
Reworld Holding Corp ; Term Loan B1
5.92%, 11/30/2028 119 119
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Reworld Holding Corp ; Term Loan B
0.00%, 01/15/2031
(r)
43 43
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
5.92%, 01/15/2031 40 40
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Reworld Holding Corp ; Term Loan C
0.00%, 01/15/2031
(r)
7 7
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Win Waste Innovations Holdings Inc ; Term Loan
6.58%, 03/24/2028 679 681
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 1,254
Food - 0.03%
CHG PPC Parent LLC ; Term Loan B
6.83%, 12/08/2028 168 168
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Fiesta Purchaser Inc ; Term Loan B
6.47%, 02/12/2031 $ 64 $ 62
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Froneri US Inc ; Term Loan B4
6.45%, 09/17/2031 119 118
CME Term Secured Overnight Financing
Rate 6 Month + 2.00%
Froneri US Inc ; Term Loan B6
6.12%, 07/16/2032 366 365
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Savor Acquisition Inc ; Term Loan B
6.83%, 02/19/2032 54 55
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 768
Hand & Machine Tools - 0.00%
Madison Safety & Flow LLC ; Term Loan B
6.18%, 09/26/2031 71 71
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Healthcare - Products - 0.08%
Bausch + Lomb Corp ; Term Loan B
7.45%, 01/15/2031 255 256
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Hologic Inc
0.00%, 01/14/2033
(r)
825 819
Insulet Corp ; Term Loan B
5.72%, 08/01/2031 127 127
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Medline Borrower LP ; Term Loan B
5.47%, 10/23/2028 254 255
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Resonetics LLC ; Term Loan B
6.42%, 06/18/2031 140 140
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Viant Medical Holdings Inc ; Term Loan
7.72%, 10/17/2031 255 255
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 1,852
Healthcare - Services - 0.28%
ADMI Corp ; Term Loan B1
9.47%, 12/23/2027 98 95
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
AHP Health Partners Inc ; Term Loan B
5.97%, 09/20/2032 140 140
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Eyecare Partners LLC ; PIK Term Loan B
4.73%, PIK 3.61%; 11/30/2028
(n)
5,073 1,985
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
Global Medical Response Inc ; Term Loan B
7.17%, 10/01/2032 377 378
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Heartland Dental LLC ; Term Loan B
7.42%, 08/25/2032 950 950
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
LifePoint Health Inc ; Term Loan B
7.15%, 05/17/2031 $ 14 $ 14
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Lumexa Imaging Inc ; Term Loan B
6.70%, 12/13/2032 101 101
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
National Mentor Holdings Inc ; Term Loan
9.72%, 12/05/2030 94 94
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Onex TSG Intermediate Corp
7.59%, 08/06/2032 73 73
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Pacific Dental Services LLC ; Term Loan B
6.18%, 03/15/2031 257 256
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Phoenix Guarantor Inc ; Term Loan B5
6.22%, 02/21/2031 303 302
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Radiology Partners Inc ; Term Loan B
8.17%, 06/30/2032 229 229
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Sound Inpatient Physicians Inc ; PIK Term Loan B
7.43%, PIK 1.50%; 06/28/2028
(n)
366 355
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Sound Inpatient Physicians Inc ; PIK Term Loan A
9.43%, PIK 1.00%; 06/28/2028
(n)
28 29
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Star Parent Inc ; Term Loan B
7.67%, 09/27/2030 129 129
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Surgery Center Holdings Inc ; Term Loan
6.22%, 12/19/2030 633 633
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Team Health Holdings Inc ; Term Loan B
8.34%, 06/23/2028 576 576
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Upstream Newco Inc ; PIK Term Loan
8.18%, PIK 1.50%; 11/20/2029
(n)
99 89
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 6,428
Home Builders - 0.06%
Tecta America Corp
6.47%, 02/18/2032 1,294 1,295
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Home Furnishings - 0.04%
AI Aqua Merger Sub Inc ; Term Loan B
6.65%-6.85%, 07/30/2028 422 422
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Somnigroup International Inc ; Term Loan B
5.91%, 10/24/2031 103 104
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Home Furnishings (continued)
Weber-Stephen Products LLC
7.41%, 10/01/2032 $ 277 $ 277
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 803
Insurance - 0.77%
Acrisure LLC ; Term Loan B6
6.72%, 11/06/2030 1,238 1,233
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Alera Group Inc ; Term Loan B
6.47%, 05/30/2032 276 275
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Alliant Holdings Intermediate LLC ; Term Loan B
6.22%, 09/19/2031 533 532
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
AmWINS Group Inc ; Term Loan B
5.68%, 01/30/2032 211 210
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Asurion LLC ; Term Loan B4
9.04%, 01/20/2029 3,883 3,877
CME Term Secured Overnight Financing
Rate 1 Month + 15.75%
Asurion LLC ; TERM B10
7.82%, 08/19/2028 203 203
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Asurion LLC ; Term Loan B11
8.06%, 08/19/2028 105 105
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Asurion LLC ; Term Loan B3
9.08%, 01/31/2028 6,800 6,791
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Asurion LLC ; Term Loan B13
7.97%, 09/19/2030 204 204
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Broadstreet Partners Group LLC ; Term Loan B
6.22%, 06/14/2031 803 798
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
CRC Insurance Group LLC ; Term Loan
8.42%, 05/06/2032 1,447 1,451
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
CRC Insurance Group LLC ; Term Loan B
6.42%, 05/06/2031 277 276
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
HUB International Ltd ; Term Loan B
5.92%, 06/20/2030 269 268
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Ryan Specialty LLC ; Term Loan B
5.72%, 09/13/2031 286 285
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Sedgwick Claims Management Services Inc ; Term
Loan B
6.22%, 07/31/2031 465 463
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Trucordia Insurance Holdings LLC ; Term Loan
6.97%, 06/17/2032 $ 190 $ 188
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
USI Inc/NY ; Term Loan D
5.92%, 11/21/2029 370 370
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
USI Inc/NY ; Term Loan C
5.92%, 09/27/2030 169 169
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 17,698
Internet - 0.45%
Cablevision Lightpath LLC ; Term Loan B
0.00%, 11/30/2027
(r)
50 50
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
CNT Holdings I Corp ; Term Loan B
6.09%, 11/08/2032 338 337
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
MH Sub I LLC ; Term Loan
9.92%, 02/12/2029 7,550 6,497
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Proofpoint Inc ; Term Loan B
6.67%, 08/31/2028 885 877
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Ten-X LLC ; Term Loan
9.60%, 05/26/2028 2,952 2,568
CME Term Secured Overnight Financing
Rate 6 Month + 6.00%
$ 10,329
Investment Companies - 0.35%
Acuren Delaware Holdco Inc ; Term Loan
6.46%, 07/30/2031 35 35
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Aragorn Parent Corp ; Term Loan B
7.22%, 12/15/2028 92 92
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Nexus Buyer LLC ; Term Loan B
7.22%, 07/31/2031 693 676
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Nexus Buyer LLC
9.47%, 01/30/2032 7,350 7,195
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
$ 7,998
Leisure Products & Services - 0.14%
Alterra Mountain Co ; Term Loan B8
6.22%, 05/31/2030 50 50
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Alterra Mountain Co ; Term Loan B6
6.22%, 08/17/2028 199 199
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Callaway Golf Co ; Term Loan B
6.47%, 03/16/2030 7 7
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
GBT US III LLC ; Term Loan B2
5.67%, 07/25/2031 $ 108 $ 107
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Hayward Industries Inc ; Term Loan B
6.33%, 05/28/2028 196 196
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
MajorDrive Holdings IV LLC ; Term Loan B
7.93%, 06/01/2028 2,796 2,657
CME Term Secured Overnight Financing
Rate 3 Month + 8.00%
$ 3,216
Lodging - 0.01%
Fertitta Entertainment LLC/NV ; Term Loan B
6.97%, 01/13/2029 233 233
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Station Casinos LLC ; Term Loan B
0.00%, 03/14/2031
(r)
50 50
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 283
Machinery - Diversified - 0.61%
Chart Industries Inc ; Term Loan B
6.16%, 03/15/2030 81 81
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Columbus McKinnon Corp/NY ; Term Loan B
0.00%, 01/21/2033
(r)
167 166
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
CompoSecure Holdings LLC ; Term Loan B
5.93%, 01/07/2033 75 75
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Engineered Machinery Holdings Inc ; Term Loan
9.93%, 05/21/2029 10,613 10,666
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Lsf12 Helix Parent LLC
0.00%, 01/21/2033
(r)
1,692 1,685
Oregon Tool Lux LP ; Term Loan
8.14%, 10/15/2029 115 74
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
9.23%, 10/15/2029 66 67
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
TK Elevator US Newco Inc ; Term Loan B
6.95%, 04/30/2030 719 721
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Victory Buyer LLC ; Term Loan
7.58%, 11/18/2028 480 483
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 14,018
Media - 0.13%
Cengage Learning Inc ; Term Loan B
6.67%, 03/24/2031 260 260
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%, CME Term Secured
Overnight Financing Rate 3 Month + 3.00%
Century DE Buyer LLC ; Term Loan
6.84%, 10/30/2030 176 175
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CSC Holdings LLC ; Term Loan B5
8.14%, 04/15/2027 $ 141 $ 126
Prime Rate + 1.50%
EW Scripps Co/The ; Term Loan B3
7.14%, 11/30/2029 50 48
CME Term Secured Overnight Financing
Rate 1 Month + 3.35%
EW Scripps Co/The ; Term Loan B2
9.54%, 06/30/2028 25 25
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
Houghton Mifflin Harcourt Co ; Term Loan B
0.00%, 04/09/2029
(r)
64 57
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
iHeartCommunications Inc ; Term Loan
9.56%, 05/01/2029 206 188
CME Term Secured Overnight Financing
Rate 1 Month + 5.78%
McGraw-Hill Education Inc ; Term Loan B2
6.47%, 08/06/2031 73 73
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
NEP Group Inc ; Term Loan B
8.17%, 10/17/2031 154 141
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Numericable US LLC
7.81%, 04/30/2028 128 128
CME Term Secured Overnight Financing
Rate 3 Month + 4.13%
8.73%, 10/30/2028 115 115
CME Term Secured Overnight Financing
Rate 3 Month + 5.06%
9.05%, 05/14/2029 445 445
CME Term Secured Overnight Financing
Rate 3 Month + 5.38%
10.55%, 05/30/2031 418 423
CME Term Secured Overnight Financing
Rate 3 Month + 6.88%
Radiate Holdco LLC ; PIK TERM FIFO
0.00%, PIK 0.00%; 09/25/2029
(n),(r)
144 123
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Sinclair Television Group Inc ; Term Loan B6
7.40%, 12/31/2029 55 47
CME Term Secured Overnight Financing
Rate 1 Month + 3.30%
SportsNet New York
0.00%, 04/15/2031
(d),(e)
22,178 —
Sunrise Financing Partnership ; Term Loan AAA
6.13%, 02/13/2032 172 171
CME Term Secured Overnight Financing
Rate 6 Month + 2.50%
Virgin Media Bristol LLC ; Term Loan Y
7.05%, 03/31/2031 88 86
CME Term Secured Overnight Financing
Rate 6 Month + 3.18%
Virgin Media Bristol LLC ; Term Loan Q
7.04%, 01/31/2029 80 80
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
WideOpenWest Finance LLC ; Term Loan
6.93%, 12/11/2028 338 310
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 3,021
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Mining - 0.09%
Arctic Canadian Diamond Co Ltd
10.27%, 06/30/2026
(e)
$ 4,734 $ 2,074
Arsenal AIC Parent LLC ; Term Loan B
6.47%, 08/18/2030 80 80
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 2,154
Packaging & Containers - 0.20%
Berlin Packaging LLC ; Term Loan B7
6.91%-6.92%, 06/09/2031 276 276
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
BradyPlus Holdings LLC ; Term Loan B
7.19%, 12/13/2032 275 273
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Clydesdale Acquisition Holdings Inc ; Term Loan B
6.89%, 04/13/2029 258 256
CME Term Secured Overnight Financing
Rate 1 Month + 3.18%
6.97%, 03/26/2032 332 330
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Graham Packaging Co Inc
0.00%, 01/14/2033
(r)
50 50
Iris Holding Inc ; Term Loan
8.52%, 06/28/2028 2,296 2,218
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Klockner Pentaplast of America Inc ; Term Loan B
0.00%, 02/12/2026
(d)
301 45
CME Term Secured Overnight Financing
Rate 6 Month + 4.73%
Klockner Pentaplast of America Inc ; DIP DELAY-
DRAW PIK TERM
6.67%, PIK 3.00%; 08/07/2026
(n)
185 164
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
6.67%, PIK 3.00%; 08/07/2026
(n)
278 247
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Proampac PG Borrower LLC ; Term Loan B
7.67%-7.88%, 09/15/2028 246 246
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SupplyOne Inc ; Term Loan B
7.22%, 03/27/2031 161 161
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
TricorBraun Holdings Inc ; Term Loan
6.97%, 03/03/2031 218 206
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 4,472
Pharmaceuticals - 0.44%
1261229 BC Ltd ; Term Loan B
9.97%, 09/25/2030 500 487
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Amneal Pharmaceuticals LLC ; Term Loan B
7.22%, 08/01/2032 130 130
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Covetrus Inc ; Term Loan
8.67%, 10/13/2029 9,103 8,707
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Dechra Finance US LLC ; Term Loan B
6.64%, 01/27/2032 $ 64 $ 64
CME Term Secured Overnight Financing
Rate 6 Month + 3.25%
Gainwell Acquisition Corp ; Term Loan B
7.77%, 10/01/2027 344 328
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Jazz Financing Lux Sarl ; Term Loan B2
5.97%, 05/05/2028 62 62
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Organon & Co ; Term Loan B
5.97%, 05/19/2031 263 255
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Perrigo Investments LLC ; Term Loan B
5.72%, 04/20/2029 94 93
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 10,126
Pipelines - 0.10%
Colossus Acquireco LLC ; Term Loan B
5.41%, 07/31/2032 225 224
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Freeport LNG Investments LLLP
6.93%, 11/16/2026 432 432
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Freeport LNG Investments LLLP ; Term Loan B
6.92%, 12/21/2028 213 213
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Freeport LNG Investments LLLP ; Term Loan
0.00%, 01/29/2033
(r)
625 623
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
New Fortress Energy Inc ; Term Loan B
9.57%, 10/27/2028 199 77
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Oryx Midstream Services Permian Basin LLC ; Term
Loan B
5.93%, 10/05/2028 160 159
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
TransMontaigne Operating Co LP ; Term Loan B
6.21%, 11/17/2028 156 156
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Traverse Midstream Partners LLC ; Term Loan B
6.34%, 02/16/2028 285 285
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 2,169
Real Estate - 0.02%
CoreLogic Inc ; Term Loan B
7.33%, 06/02/2028 258 257
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Cushman & Wakefield US Borrower LLC ; Term
Loan B2
6.46%, 01/31/2030 113 114
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
Cushman & Wakefield US Borrower LLC ; Term
Loan B3
6.22%, 01/31/2030 $ 167 $ 167
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 538
Retail - 0.15%
1011778 BC ULC ; Term Loan B6
5.47%, 09/20/2030 389 388
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
EG America LLC ; Term Loan B
7.32%, 02/07/2028 192 192
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
EG America LLC
0.00%, 01/30/2031
(r)
100 100
Gulfside Supply Inc ; Term Loan B
6.67%, 06/17/2031 121 117
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
IRB Holding Corp ; Term Loan B
6.22%, 12/15/2030 321 321
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Johnstone Supply LLC ; Term Loan B
6.18%, 06/09/2031 207 207
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Kodiak BP LLC ; Term Loan B
7.47%, 12/04/2031 30 29
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
LBM Acquisition LLC ; Term Loan B
7.52%, 06/06/2031 246 236
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
LS Group OpCo Acquistion LLC ; Term Loan B1
6.17%-6.32%, 04/23/2031 157 157
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Michaels Cos Inc/The ; Term Loan
8.18%, 04/15/2028 138 136
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Park River Holdings Inc ; Term Loan B
8.16%, 03/15/2031 65 65
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
PetSmart LLC ; Term Loan B
7.67%, 08/18/2032 88 88
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
QXO Building Products Inc ; Term Loan B
5.72%, 04/30/2032 111 111
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Restoration Hardware Inc ; Term Loan B
6.33%, 10/20/2028 154 151
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Victra Holdings LLC ; Term Loan B
7.42%, 03/31/2029 962 961
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
White Cap Supply Holdings LLC ; Term Loan B
6.97%, 10/19/2029 $ 107 $ 106
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 3,365
Semiconductors - 0.15%
Altar Bidco Inc ; Term Loan
9.28%, 02/01/2030 3,570 3,347
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
Software - 1.70%
Applied Systems Inc ; Term Loan B1
8.17%, 02/24/2032 2,700 2,725
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Ascend Learning LLC ; Term Loan B
6.72%, 12/10/2028 3,920 3,870
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
AthenaHealth Group Inc ; Term Loan B
6.47%, 02/15/2029 1,182 1,165
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Avalara Inc ; Term Loan B
6.42%, 03/26/2032 198 193
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Avaya LLC ; PIK Term Loan Exit
11.17%, PIK 7.00%; 07/31/2028
(n)
742 679
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Azalea Topco Inc ; Term Loan B
6.72%, 04/30/2031 185 185
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
BCPE Pequod Buyer Inc ; Term Loan B
6.47%, 09/19/2031 109 109
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Boxer Parent Co Inc ; Term Loan B
6.82%, 07/30/2031 600 576
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Cast & Crew LLC ; Term Loan B
7.47%, 12/29/2028 2,586 1,593
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
CCC Intelligent Solutions Inc ; Term Loan B
5.72%, 01/23/2032 74 73
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Clearwater Analytics LLC ; Term Loan B
5.67%, 04/21/2032 50 50
CME Term Secured Overnight Financing
Rate 6 Month + 2.25%
Cloud Software Group Inc ; Term Loan B2
6.92%, 03/21/2031 66 64
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Cloud Software Group Inc ; Term Loan B1
6.92%, 08/13/2032 116 112
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Cotiviti Inc ; Term Loan
6.45%, 03/26/2032 97 90
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Cotiviti Inc ; Term Loan B
6.45%, 05/01/2031 $ 180 $ 166
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Darktrace Finco US LLC ; Term Loan B
6.90%, 10/09/2031 2,112 2,054
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
Darktrace Finco US LLC ; Term Loan
8.90%, 10/11/2032 3,275 3,227
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Dawn Bidco LLC ; Term Loan B
0.00%, 10/07/2032
(r)
2,052 1,990
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Dayforce Inc ; Term Loan B
5.84%, 03/01/2031 194 193
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Disco Parent Inc / Duck Creek Technologies Inc
7.07%, 08/06/2032 26 26
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
DS Admiral Bidco LLC ; Term Loan B
7.91%, 06/26/2031 24 23
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Ellucian Holdings Inc ; Term Loan B
6.47%, 10/08/2029 253 250
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Ellucian Holdings Inc ; Term Loan
8.47%, 11/15/2032 1,450 1,416
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
EP Purchaser LLC ; Term Loan B
0.00%, 11/06/2028
(r)
30 18
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
0.00%, 11/06/2028
(r)
19 12
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Epicor Software Corp ; Term Loan B
6.22%, 05/30/2031 773 767
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
FinThrive Software Intermediate Holdings Inc ;
Term Loan B
7.69%, 12/15/2028 44 38
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Genesys Cloud Services Inc ; Term Loan B
6.23%, 01/30/2032 540 527
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Guardian US Holdco LLC
0.00%, 01/31/2030
(r)
1,475 1,472
Icon Parent Inc
6.44%, 11/13/2031 390 383
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Isolved Inc ; Term Loan B
6.47%, 10/15/2030 100 98
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Javelin Buyer Inc ; Term Loan
6.59%, 12/05/2031 $ 231 $ 226
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Kaseya Inc ; Term Loan
8.69%, 03/20/2033 6,535 6,258
CME Term Secured Overnight Financing
Rate 1 Month + 10.00%
Kaseya Inc ; Term Loan B
6.72%, 03/20/2032 870 837
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Loyalty Ventures Inc
0.00%, 11/03/2027
(d)
1,608 12
Marcel Bidco LLC ; Term Loan B
6.68%, 11/09/2030 152 151
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Mitchell International Inc ; Term Loan B
6.67%, 06/17/2031 338 330
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Modena Buyer LLC ; Term Loan B
8.09%, 04/18/2031 2,574 2,447
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Open Text Corp ; Term Loan B
5.47%, 01/31/2030 401 394
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Planview Parent Inc ; Term Loan
7.17%, 12/17/2027 496 439
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
PointClickCare Technologies Inc ; Term Loan B
6.42%, 11/03/2031 124 123
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Rackspace Finance LLC ; Term Loan B
6.54%, 05/15/2028 323 86
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
10.05%, 05/15/2028 166 164
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Red Planet Borrower LLC ; Term Loan B
7.72%, 08/09/2032 1,750 1,740
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Rocket Software Inc ; Term Loan B
7.47%, 11/28/2028 393 375
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
SS&C Technologies Inc ; Term Loan B8
5.78%, 05/09/2031 169 169
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
UKG Inc ; Term Loan B
6.34%, 02/10/2031 607 591
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
VS Buyer LLC ; Term Loan B
6.09%, 04/12/2031 183 181
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
West Technology Group LLC ; Term Loan B3
8.09%, 04/09/2027 $ 421 $ 127
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Zelis Payments Buyer Inc ; Term Loan B
6.47%, 09/28/2029 149 145
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 38,939
Telecommunications - 0.29%
Cincinnati Bell Inc ; Term Loan B5
5.97%, 11/23/2028 363 361
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Connect Finco SARL ; Term Loan B
8.22%, 09/27/2029 94 93
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Connect Holding II LLC ; Delayed Draw Term Loan
B-DD
7.92%-7.93%, 04/03/2031 471 430
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Cyborg Oldco DC Holdings Inc ; Term Loan B
0.00%, 05/01/2024
(d),(e)
454 —
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Delta Topco Inc ; Term Loan B
6.40%-6.44%, 11/30/2029 397 386
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Digicel International Finance Ltd ; Term Loan B
9.02%, 08/06/2032 235 235
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Level 3 Financing Inc ; Term Loan B4
6.97%, 03/29/2032 1,412 1,412
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Lumen Technologies Inc ; Term Loan A
9.72%, 06/01/2028 232 232
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Lumen Technologies Inc ; Term Loan B1
6.17%, 04/15/2029 145 144
CME Term Secured Overnight Financing
Rate 1 Month + 2.35%
Lumen Technologies Inc ; Term Loan B2
6.18%, 04/15/2030 639 637
CME Term Secured Overnight Financing
Rate 1 Month + 2.35%
Telesat LLC ; Term Loan B5
6.83%, 12/06/2026 317 251
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Uniti Services LLC ; Term Loan B
7.72%, 10/06/2032 137 137
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Viasat Inc ; Term Loan B
8.29%, 05/30/2030 236 235
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
8.34%, 03/04/2029 30 30
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Zayo Group Holdings Inc ; PIK Term Loan
6.79%, PIK 0.50%; 03/11/2030
(n)
$ 2,053 $ 1,974
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 6,557
Transportation - 0.01%
PODS LLC ; Term Loan B
6.83%, 03/31/2028 39 39
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Stonepeak Nile Parent LLC ; Term Loan B
5.92%, 04/11/2032 175 175
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 214
TOTAL SENIOR FLOATING RATE INTERESTS $ 191,512
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 8.87%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 4.94%
2.00%, 07/01/2051 $ 5,157 $ 4,201
2.00%, 09/01/2051 5,586 4,544
2.00%, 11/01/2051 3,149 2,601
2.00%, 12/01/2051 2,182 1,800
2.00%, 02/01/2052 792 644
2.00%, 02/01/2052 2,907 2,415
2.00%, 03/01/2052 1,671 1,374
2.50%, 07/01/2051 748 640
2.50%, 12/01/2051 2,985 2,578
2.50%, 12/01/2051 4,100 3,553
2.50%, 12/01/2051 1,916 1,655
2.50%, 01/01/2052 3,099 2,675
2.50%, 01/01/2052 1,840 1,597
2.50%, 02/01/2056
(s)
665 564
3.00%, 07/01/2051 2,347 2,114
3.00%, 03/01/2052 1,493 1,328
3.00%, 03/01/2052 3,264 2,939
3.50%, 05/01/2052 2,031 1,897
3.50%, 05/01/2052 1,585 1,479
4.00%, 07/01/2052 840 809
4.00%, 08/01/2052 2,859 2,759
4.00%, 10/01/2052 1,116 1,076
4.00%, 03/01/2053 3,374 3,242
4.00%, 07/01/2053 1,955 1,878
4.00%, 03/01/2056
(s)
785 749
4.50%, 06/01/2052 1,181 1,170
4.50%, 08/01/2052 1,178 1,163
4.50%, 08/01/2052 1,412 1,397
4.50%, 09/01/2052 1,667 1,646
4.50%, 10/01/2052 1,859 1,845
4.50%, 10/01/2052 537 528
4.50%, 02/01/2053 2,169 2,142
4.50%, 07/01/2053 2,251 2,223
4.50%, 01/01/2054 1,251 1,237
5.00%, 07/01/2052 2,235 2,265
5.00%, 04/01/2053 2,180 2,188
5.00%, 06/01/2053 1,941 1,964
5.00%, 06/01/2053 3,043 3,073
5.00%, 08/01/2053 2,059 2,070
5.00%, 11/01/2054 1,504 1,514
5.00%, 11/01/2054 1,365 1,379
5.00%, 02/01/2055 1,142 1,152
5.50%, 02/01/2041
(s)
1,200 1,226
5.50%, 02/01/2053 2,704 2,787
5.50%, 07/01/2053 1,175 1,211
5.50%, 11/01/2053 1,457 1,495
5.50%, 11/01/2053 1,654 1,701
5.50%, 03/01/2054 1,212 1,234
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 05/01/2054 $ 1,313 $ 1,349
5.50%, 06/01/2054 1,314 1,348
5.50%, 10/01/2054 2,448 2,515
5.50%, 02/01/2055 2,863 2,935
5.50%, 06/01/2055 804 824
5.50%, 08/01/2055 1,437 1,468
5.50%, 10/01/2055 1,715 1,751
6.00%, 04/01/2054 1,414 1,474
6.00%, 06/01/2054 846 880
6.00%, 09/01/2054 949 989
6.00%, 09/01/2054 1,670 1,739
6.00%, 11/01/2054 1,819 1,890
6.00%, 09/01/2055 1,401 1,454
6.00%, 02/01/2056
(s)
453 463
6.50%, 05/01/2054 1,225 1,283
6.50%, 04/01/2055 831 875
$ 112,958
Government National Mortgage Association (GNMA) - 1.76%
2.00%, 01/20/2051 1,184 985
2.00%, 07/20/2051 1,657 1,379
2.50%, 04/20/2051 1,887 1,636
2.50%, 07/20/2051 371 322
3.00%, 09/20/2051 836 756
4.00%, 03/20/2049 1,626 1,560
4.00%, 03/20/2050 550 527
4.00%, 10/20/2052 1,049 1,000
4.50%, 05/20/2048 2,120 2,104
4.50%, 05/20/2052 1,004 989
4.50%, 09/20/2052 480 472
4.50%, 11/20/2054 3,327 3,252
4.50%, 02/20/2056
(s)
4,800 4,687
5.00%, 12/20/2052 1,123 1,127
5.00%, 01/20/2053 2,302 2,316
5.00%, 02/20/2053 933 938
5.00%, 05/20/2053 1,676 1,685
5.00%, 08/20/2053 2,544 2,554
5.00%, 09/20/2053 1,394 1,400
5.00%, 10/20/2053 1,418 1,423
5.00%, 04/20/2054 2,592 2,599
5.00%, 02/20/2056
(s)
410 410
5.50%, 03/20/2053 831 847
5.50%, 06/20/2053 1,444 1,467
5.50%, 08/20/2053 1,217 1,241
5.50%, 04/20/2054 2,394 2,430
$ 40,106
U.S. Treasury - 1.52%
1.88%, 11/15/2051 1,668 918
2.25%, 02/15/2052 1,050 634
2.75%, 11/15/2042 798 611
3.25%, 05/15/2042 454 377
3.50%, 11/30/2030 551 544
3.63%, 09/30/2031 573 565
3.77%, 04/30/2027
(t),(u)
9,546 9,558
US Treasury 3 Month Bill Money Market
Yield + 0.16%
3.77%, 07/31/2027
(u)
1,279 1,281
US Treasury 3 Month Bill Money Market
Yield + 0.16%
3.88%, 07/31/2030 386 388
3.88%, 08/15/2034 1,086 1,063
4.00%, 07/31/2032 209 209
4.00%, 11/15/2035 2,422 2,372
4.13%, 08/15/2044 549 502
4.25%, 11/15/2034 1,633 1,641
4.25%, 08/15/2035 396 396
4.25%, 08/15/2054 2,273 2,045
4.38%, 05/15/2034 867 881

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.50%, 11/15/2054 $ 2,058 $ 1,931
4.63%, 02/15/2035 502 518
4.63%, 05/15/2044 440 430
4.63%, 05/15/2054 1,407 1,348
4.63%, 02/15/2055 1,749 1,676
4.75%, 02/15/2045 800 793
4.75%, 08/15/2055 2,712 2,652
4.88%, 08/15/2045 175 176
5.00%, 05/15/2045 1,273 1,301
$ 34,810
U.S. Treasury Bill - 0.65%
3.54%, 02/03/2026
(q)
3,950 3,950
3.58%, 02/26/2026
(q)
10,750 10,724
3.59%, 02/17/2026
(q)
275 274
$ 14,948
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 202,822
REPURCHASE AGREEMENTS - 0.70%
Maturity Amount
(000's) Value (000's)
Banks - 0.70%
Daiwa Securities Repurchase Agreement; 3.66%
traded 01/30/2026 maturing 02/02/2026
(collateralized by US Government Security;
$16,224,225; 3.66%; dated 03/31/2029)
$ 15,903 $ 15,900
TOTAL REPURCHASE AGREEMENTS $ 15,900
TOTAL PURCHASED CREDIT DEFAULT SWAPTIONS - 0.00% $ 8
Total Investments $ 2,321,537
Other Assets and Liabilities -  (1.58)% (36,161)
TOTAL NET ASSETS - 100.00% $ 2,285,376
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $37,970 or
1.66% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security is subject to a contractual sale restriction but this feature is not considered in measuring the fair value. At the end of the period, the value of these securities totaled $30,470. The sale restriction provision specified in the shareholder agreements have no specified expiration date or circumstances that could cause a lapse.
(g) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i) Security purchased on a when-issued basis.
(j) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $36,410 or 1.59% of net assets.
(k) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $795,682 or 34.82% of net assets.
(l) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $51,288 or 2.24% of net assets.
(p) Security is an Interest Only Strip.
(q) Rate shown is the discount rate of the original purchase.
(r) This Senior Floating Rate Note will settle after January 31, 2026, at which time the interest rate will be determined.
(s) Security was purchased in a "to-be-announced" ("TBA") transaction.
(t) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$189 or 0.01% of net assets.
(u) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $357 or 0.02% of net assets.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.59% $ 136,493 $ 478,874 $ 516,142 $ 99,225
$ 136,493 $ 478,874 $ 516,142 $ 99,225
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.59% $ 598 $ — $ — $ —
$ 598 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 02/03/2021 $ — $ 276 0.01%
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020-10/10/2025 14,671 — 0.00%
Specialty Steel   12.00%, 11/15/2033 08/11/2025 34,029 25,190 1.10%
Total $ 25,466 1.11%
Amounts in thousands.

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

Credit Default Swaptions
Purchased Swaptions Outstanding Counterparty
Paid
by the Fund
Received
by the Fund
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Premiums
Paid Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Credit Default Swap CIBC World Markets
Corp
5.00% CDX.NA.IG.45 $ 6,400 50.00% 03/18/2026 $ 10 $ 8 $ (2)
Total $ 10 $ 8 $ (2)
Written Swaptions Outstanding Counterparty
Paid
by the Fund
Received
by the Fund
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Premiums
Received Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Credit Default Swap CIBC World Markets
Corp
CDX.NA.IG.45 5.00% $ 9,600 65.00% 03/18/2026 $ (5) $ (3) $ 2
Total $ (5) $ (3) $ 2
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Treasury Note; March 2026 Short 59 $ 6,598 $ 43
US 10 Year Treasury Note; March 2026 Long 178 19,906 (194)
US 10 Year Treasury Ultra Note; March 2026 Long 50 5,708 (66)
US 2 Year Treasury Note; March 2026 Short 46 9,591 9
US 2 Year Treasury Note; March 2026 Long 27 5,629 (8)
US 5 Year Treasury  Note; March 2026 Short 178 19,389 102
US Long Bond; March 2026 Short 14 1,612 18
Total $ (96)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 02/20/2026 $ 4,494 EUR 3,862 $ — $ (87)
Citigroup Inc 02/19/2026 $ 22,544 EUR 19,236 4 (276)
Citigroup Inc 02/26/2026 PEN 6,647 $ 1,984 — (10)
Citigroup Inc 02/26/2026 $ 1,974 PEN 6,647 1 —
Deutsche Bank AG 04/30/2026 EUR 200 $ 239 — (2)
Deutsche Bank AG 04/30/2026 $ 619 EUR 516 5 —
HSBC Securities Inc 02/02/2026 EUR 197 $ 234 — (1)
HSBC Securities Inc 02/19/2026 $ 234 EUR 196 1 —
HSBC Securities Inc 02/26/2026 COP 16,883,825 $ 4,590 — (37)
HSBC Securities Inc 02/26/2026 CZK 57,590 $ 2,769 37 —
HSBC Securities Inc 02/26/2026 HUF 904,727 $ 2,819 — (9)
HSBC Securities Inc 02/26/2026 MXN 27,150 $ 1,510 41 —
HSBC Securities Inc 02/26/2026 PLN 10,569 $ 2,927 49 —
HSBC Securities Inc 02/26/2026 TRY 413,285 $ 9,265 88 —
HSBC Securities Inc 02/26/2026 $ 4,873 ZAR 80,475 — (102)
HSBC Securities Inc 02/26/2026 $ 8,169 COP 30,785,960 — (132)
JPMorgan Chase 07/30/2026 TRY 117,425 $ 2,377 — (3)
Total $ 226 $ (659)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
January 31,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co CDX.NA.HY.43 N/A (5.00)% Quarterly 12/20/2029 $ 1,130 $ (75) $ (36) $ — $ (111)
Goldman Sachs & Co CMBX.11.BBB- N/A (3.00)% Monthly 11/18/2054 650 81 (12) 69 —
Goldman Sachs & Co CMBX.18.BBB N/A (3.00)% Monthly 12/17/2057 670 51 (8) 43 —
Goldman Sachs & Co CMBX.6.BBB- N/A (3.00)% Monthly 05/11/2063 127 17 (3) 14 —
Goldman Sachs & Co CMBX.NA.11.AA N/A (1.50)% Monthly 11/18/2054 1,000 16 (11) 5 —
Goldman Sachs & Co CMBX.NA.13.AA N/A (1.50)% Monthly 12/16/2072 2,000 75 (52) 23 —
Goldman Sachs & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 1,000 80 (46) 34 —
Goldman Sachs & Co CMBX.NA.18 N/A (3.00)% Monthly 12/17/2057 489 31 — 31 —
Goldman Sachs & Co CMBX.NA.BBB- N/A (3.00)% Monthly 11/18/2064 1,000 153 (19) 134 —
Morgan Stanley & Co CMBX.18.BBB- N/A (3.00)% Monthly 12/17/2057 489 33 (2) 31 —
Morgan Stanley & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 1,000 62 (28) 34 —
Morgan Stanley & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 440 25 (10) 15 —

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

Credit Default Swaps (continued)
Buy Protection (continued)
Counterparty Reference Entity
Implied Credit
Spread as of
January 31,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Morgan Stanley & Co CMBX.NA.8.A N/A (2.00)% Monthly 10/17/2057 $ 287 $ 7 $ 10 $ 17 $ —
Morgan Stanley & Co CMBX.NA.BBB- N/A (3.00)% Monthly 11/18/2064 500 69 (2) 67 —
Total $ 625 $ (219) $ 517 $ (111)
Sell Protection
Counterparty Reference Entity
Implied Credit
Spread as of
January 31,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
(c)
Bank of America NA ITRX.FIN.SNR.44  12-
100% Index Tranche
(d)
N/A 1.00% Quarterly 12/20/2030 EUR 3,350 $ 126 $ 10 $ 136 $ —
Bank of America NA ITRX.XOVER.42  12-
100% Index Tranche
(d)
N/A 1.00% Quarterly 12/20/2029 7,340 212 53 265 —
BNP Paribas ITRX.FIN.SNR.44  35-
100% Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2030 2,100 482 6 488 —
Goldman Sachs & Co CDX.NA.HY.43 N/A 5.00% Quarterly 12/20/2029 $ 1,730 229 33 262 —
Goldman Sachs & Co CDX.NA.HY.43  15-25%
Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2029 250 (10) 35 25 —
Goldman Sachs & Co CDX.NA.HY.43  25-35%
Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2029 250 20 18 38 —
Goldman Sachs & Co CMBX.NA.15.AAA N/A 0.50% Monthly 11/18/2064 1,997 (31) 36 5 —
Goldman Sachs & Co CMBX.NA.17 N/A 3.00% Monthly 12/15/2056 376 (48) 3 — (45)
JPMorgan Chase CDX.NA.HY.39  15-25%
Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2027 940 69 6 75 —
Morgan Stanley & Co CDX.NA.HY.43  25-35%
Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2029 376 53 4 57 —
Morgan Stanley & Co CMBX.17.BBB- N/A 3.00% Monthly 12/15/2056 376 (50) 5 — (45)
Morgan Stanley & Co CMBX.NA.15.AAA N/A 0.50% Monthly 11/18/2064 879 (12) 14 2 —
Total $ 1,040 $ 223 $ 1,353 $ (90)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
January 31,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.IG.45 N/A (1.00)% Quarterly 12/20/2030 $ 13,417 $ (288) $ (14) $ (302)
ITRX.EUROPE.42 N/A (1.00)% Quarterly 12/20/2029 EUR 4,400 (74) (42) (116)
ITRX.FIN.SNR.44 N/A (1.00)% Quarterly 12/20/2030 2,010 (47) (6) (53)
ITRX.FIN.SNR.44 N/A (1.00)% Quarterly 12/20/2030 9,222 (200) (33) (233)
ITRX.FIN.SNR.44 N/A (5.00)% Quarterly 12/20/2030 930 (121) 2 (119)
Total $ (730) $ (93) $ (823)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $7,174 and 12,790 EUR.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(d) A credit default tranche is a type of credit default swap that allows an investor to gain exposure to a particular portion of the loss distribution on a specified credit index.
Tranches are defined by attachment and detachment points that specify the range of exposure to which an investor is receiving or providing protection with respect to the specified credit index.

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset  Liability
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Bond,
17.95%, 06/25/2032
Annual 06/25/2032 NGN 1,175,000 $ — $ — $ (28)
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Bond,
18.5%, 02/25/2031
Annual 02/25/2031 1,430,000 — 23 —
Citigroup Inc Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
04/14/2026
Annual 04/14/2026 1,347,000 — 69 —
Citigroup Inc Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
05/05/2026
Annual 05/05/2026 446,925 — 22 —
HSBC Securities Inc US Federal Funds Effective
Rate + 0.00%
Zambia Government Bond,
13.00%, 12/18/2027
Annual 12/20/2027 ZMW 14,290 — 240 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Egypt Treasury Bill, 0.00%,
03/17/2026
Annual 03/17/2026 EGP 22,500 — 18 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.00%
Egypt Treasury Bill, 0.00%,
06/23/2026
Annual 06/23/2026 55,000 — 38 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Egypt Treasury Bill, 0.00%,
09/15/2026
Annual 09/15/2026 25,200 — 19 —
JPMorgan Chase iBoxx USD Liquid Leveraged
Loan Index
Secured Overnight Financing
Rate + 0.00%
Annual 03/24/2026 $ 7 $ — $ 12 $ —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
02/03/2026
Annual 02/03/2026 NGN 350,000 — 19 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Nigeria OMO Bill, 0.00%,
02/27/2026
Annual 02/17/2026 700,000 — 75 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
03/10/2026
Annual 03/10/2026 797,000 — 46 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
04/21/2026
Annual 04/21/2026 690,000 — 49 —
Total $ — $ 630 $ (28)
Amounts in thousands.

Schedule of Investments
Diversified Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

Short Sales Outstanding
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (0.07)%
Principal Amount
(000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - (0.07)%
2.50%, 02/01/2041 $ 1,800 $ 1,700
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $1,701) $ 1,700
TOTAL SHORT SALES (proceeds $1,701) $ 1,700

Schedule of Investments
Diversified International Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .09 % Shares Held Value (000's)
Money Market Funds - 1 .09%
BlackRock Liquidity FedFund - Institutional Class
3.58%
(a),(b)
822,187 $ 822
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(c)
13,300,842 13,301
$ 14,123
TOTAL INVESTMENT COMPANIES $ 14,123
COMMON STOCKS - 98 .47 % Shares Held Value (000's)
Aerospace & Defense - 3 .66%
Airbus SE 103,693 $ 23,741
BAE Systems PLC 841,331 22,839
CSG NV
(d)
25,854 936
$ 47,516
Agriculture - 1 .18%
British American Tobacco PLC 252,528 15,256
Airlines - 0 .93%
Ryanair Holdings PLC 356,370 12,095
Apparel - 1 .54%
Gildan Activewear Inc 98,100 6,374
PRADA SpA 713,400 3,647
Samsonite Group SA
(e)
3,891,800 9,888
$ 19,909
Automobile Manufacturers - 1 .03%
Toyota Motor Corp 586,600 13,296
Banks - 13 .22%
AIB Group PLC 1,915,519 21,412
Credicorp Ltd 47,825 17,065
DBS Group Holdings Ltd 338,960 15,756
Erste Group Bank AG 172,162 22,383
FinecoBank Banca Fineco SpA 222,725 5,904
HDFC Bank Ltd ADR 251,911 8,157
National Bank of Greece SA 1,204,882 21,272
NatWest Group PLC 1,331,686 12,138
Nordea Bank Abp 262,178 5,059
Piraeus Bank SA
(d)
738,250 7,447
PT Bank Central Asia Tbk 7,881,570 3,482
Societe Generale SA 113,120 9,913
Swedbank AB 119,764 4,656
UniCredit SpA 193,805 16,889
$ 171,533
Beverages - 0 .59%
Arca Continental SAB de CV
(f)
395,700 4,457
Kweichow Moutai Co Ltd 15,820 3,184
$ 7,641
Biotechnology - 1 .06%
Argenx SE
(d)
15,945 13,409
Zai Lab Ltd ADR
(d)
20,005 332
$ 13,741
Building Materials - 3 .14%
CRH PLC 195,681 23,884
Mitsubishi Electric Corp 538,200 16,825
$ 40,709
Commercial Services - 2 .53%
Ashtead Group PLC 180,586 11,626
Elis SA 299,123 8,685
Localiza Rent a Car SA 774,287 7,127
TOPPAN Holdings Inc 173,800 5,368
$ 32,806
Computers - 1 .81%
Fujitsu Ltd 843,700 23,443
Cosmetics & Personal Care - 2 .66%
Haleon PLC 4,033,968 21,097
L'Oreal SA 17,511 8,046
Unilever PLC 78,939 5,370
$ 34,513
Distribution & Wholesale - 0 .89%
Rexel SA 275,114 11,529
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 0 .25%
Iberdrola SA 142,964 $ 3,214
Electronics - 1 .92%
Halma PLC 87,766 4,262
Hoya Corp 123,160 20,661
$ 24,923
Engineering & Construction - 2 .26%
Kajima Corp 213,400 8,706
Obayashi Corp 501,800 11,327
Stantec Inc 93,800 9,296
$ 29,329
Entertainment - 1 .42%
Entain PLC 1,219,083 10,114
Universal Music Group NV 338,410 8,297
$ 18,411
Food - 0 .63%
Danone SA 55,151 4,322
Toyo Suisan Kaisha Ltd 53,200 3,798
$ 8,120
Forest Products & Paper - 0 .91%
Suzano SA 1,262,300 11,823
Healthcare - Products - 1 .87%
Alcon AG 88,040 7,126
Medtronic PLC 63,977 6,587
Smith & Nephew PLC 616,663 10,510
$ 24,223
Healthcare - Services - 1 .23%
ICON PLC
(d)
88,720 15,992
Insurance - 6 .64%
AIA Group Ltd 3,186,400 36,763
ASR Nederland NV 63,968 4,646
AXA SA 114,921 5,240
Fairfax Financial Holdings Ltd 5,227 8,626
Hannover Rueck SE 44,715 12,643
Sompo Holdings Inc 529,300 18,253
$ 86,171
Internet - 6 .07%
MercadoLibre Inc
(d)
2,653 5,698
Scout24 SE
(e)
59,749 5,948
Spotify Technology SA
(d)
19,848 9,931
Tencent Holdings Ltd 499,700 38,408
Trip.com Group Ltd 235,350 14,445
Wix.com Ltd
(d)
49,195 4,272
$ 78,702
Lodging - 0 .95%
Galaxy Entertainment Group Ltd 1,242,000 6,310
InterContinental Hotels Group PLC 44,768 6,048
$ 12,358
Machinery - Construction & Mining - 1 .30%
Komatsu Ltd 280,300 10,729
Weir Group PLC/The 138,177 6,103
$ 16,832
Machinery - Diversified - 1 .65%
Atlas Copco AB - A Shares 615,659 12,696
Keyence Corp 23,832 8,743
$ 21,439
Media - 0 .37%
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
54,774 4,766
Metal Fabrication & Hardware - 0 .33%
APL Apollo Tubes Ltd 194,757 4,331
Mining - 3 .50%
Impala Platinum Holdings Ltd 574,675 10,712
Sandfire Resources Ltd
(d)
801,445 10,875
Teck Resources Ltd 443,641 23,810
$ 45,397

Schedule of Investments
Diversified International Fund
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 3 .57%
ARC Resources Ltd 330,600 $ 6,135
Canadian Natural Resources Ltd 163,531 6,081
Shell PLC 155,962 5,995
Suncor Energy Inc 531,745 28,105
$ 46,316
Packaging & Containers - 0 .65%
Toyo Seikan Group Holdings Ltd 336,800 8,450
Pharmaceuticals - 4 .98%
Ascendis Pharma A/S ADR
(d)
25,836 5,842
AstraZeneca PLC 178,409 33,240
Sanofi SA 249,838 23,566
Zealand Pharma A/S
(d)
29,013 1,940
$ 64,588
Pipelines - 1 .53%
Gaztransport Et Technigaz SA 71,482 15,401
Gibson Energy Inc 228,900 4,507
$ 19,908
Private Equity - 0 .90%
3i Group PLC 187,382 8,608
CVC Capital Partners PLC
(e)
172,485 3,065
$ 11,673
Retail - 3 .35%
Cie Financiere Richemont SA 38,541 7,481
CP ALL PCL 2,508,100 3,458
Dollarama Inc 29,288 3,947
Industria de Diseno Textil SA 104,316 6,788
Yum China Holdings Inc 438,131 21,785
$ 43,459
Semiconductors - 12 .12%
ASML Holding NV 32,427 46,497
Samsung Electronics Co Ltd 400,639 44,261
Taiwan Semiconductor Manufacturing Co Ltd 1,201,544 66,440
$ 157,198
Software - 1 .59%
Dassault Systemes SE 153,260 4,215
Nemetschek SE 61,719 5,393
Nice Ltd ADR
(d)
54,854 5,837
Sage Group PLC/The 395,416 5,185
$ 20,630
Telecommunications - 3 .10%
Deutsche Telekom AG 990,225 33,230
Zegona Communications plc 325,757 7,025
$ 40,255
Toys, Games & Hobbies - 1 .14%
Nintendo Co Ltd 238,200 14,751
TOTAL COMMON STOCKS $ 1,277,246
PREFERRED STOCKS - 0 .02 % Shares Held Value (000's)
Commercial Services - 0 .02%
Localiza Rent a Car SA 0.00%
(d)
29,780 $ 265
TOTAL PREFERRED STOCKS $ 265
Total Investments $ 1,291,634
Other Assets and Liabilities -  0.42% 5,487
TOTAL NET ASSETS - 100.00% $ 1,297,121
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $822 or
0.06% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $18,901 or 1.46% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $768 or 0.06% of net assets.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.59% $ 4,062 $ 204,784 $ 195,545 $ 13,301
$ 4,062 $ 204,784 $ 195,545 $ 13,301
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.59% $ 80 $ — $ — $ —
$ 80 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .59 % Shares Held Value (000's)
Money Market Funds - 1 .59%
BlackRock Liquidity FedFund - Institutional Class
3.58%
(a),(b)
4,161,590 $ 4,162
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(b),(c)
124,471,480 124,471
$ 128,633
TOTAL INVESTMENT COMPANIES $ 128,633
COMMON STOCKS - 98 .84 % Shares Held Value (000's)
Advertising - 1 .72%
Omnicom Group Inc 754,437 $ 58,122
Publicis Groupe SA ADR 3,219,267 80,771
$ 138,893
Automobile Manufacturers - 4 .99%
Cummins Inc 358,105 207,278
PACCAR Inc 1,589,707 195,391
$ 402,669
Banks - 11 .47%
Bank of America Corp 3,423,458 182,128
Citigroup Inc 344,122 39,818
JPMorgan Chase & Co 890,255 272,320
Morgan Stanley 1,204,993 220,273
PNC Financial Services Group Inc/The 945,960 211,233
$ 925,772
Beverages - 2 .40%
Coca-Cola Co/The 2,594,012 194,058
Biotechnology - 1 .99%
Corteva Inc 2,209,572 160,857
Building Materials - 2 .80%
Carrier Global Corp 695,343 41,429
Trane Technologies PLC 439,242 184,736
$ 226,165
Chemicals - 0 .73%
Air Products and Chemicals Inc 215,342 58,681
Computers - 2 .26%
Apple Inc 703,899 182,648
Cosmetics & Personal Care - 1 .74%
Procter & Gamble Co/The 922,737 140,044
Diversified Financial Services - 3 .23%
Blackrock Inc 162,186 181,476
Nasdaq Inc 816,469 79,108
$ 260,584
Electric - 4 .53%
NextEra Energy Inc 1,635,439 143,755
Sempra 671,018 58,385
WEC Energy Group Inc 724,255 80,153
Xcel Energy Inc 1,099,231 83,608
$ 365,901
Food - 0 .06%
Hershey Co/The 24,107 4,695
Healthcare - Products - 2 .74%
Abbott Laboratories 1,094,462 119,625
STERIS PLC 386,852 101,587
$ 221,212
Healthcare - Services - 2 .57%
HCA Healthcare Inc 281,474 137,435
UnitedHealth Group Inc 243,801 69,954
$ 207,389
Home Builders - 2 .66%
DR Horton Inc 1,440,181 214,357
Insurance - 3 .63%
Chubb Ltd 628,440 194,540
Fidelity National Financial Inc 1,810,803 98,489
$ 293,029
Internet - 4 .08%
Alphabet Inc - A Shares 974,198 329,279
Iron & Steel - 1 .62%
Reliance Inc 397,101 130,845
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 2 .56%
Hilton Worldwide Holdings Inc 691,622 $ 206,456
Machinery - Diversified - 2 .02%
Deere & Co 309,311 163,316
Media - 0 .22%
Comcast Corp - Class A 604,103 17,972
Miscellaneous Manufacturers - 2 .40%
Parker-Hannifin Corp 206,550 193,298
Oil & Gas - 4 .46%
Chevron Corp 525,912 93,034
EOG Resources Inc 1,222,319 137,059
Marathon Petroleum Corp 738,382 130,095
$ 360,188
Pharmaceuticals - 6 .56%
AstraZeneca PLC ADR 863,048 80,065
Eli Lilly & Co 76,260 79,093
Merck & Co Inc 1,583,862 174,652
Novartis AG ADR 1,040,157 154,651
Roche Holding AG ADR
(d)
729,825 41,418
$ 529,879
Pipelines - 1 .70%
Enterprise Products Partners LP 4,124,686 136,898
Private Equity - 2 .49%
KKR & Co Inc 1,759,419 201,031
REITs - 3 .05%
Alexandria Real Estate Equities Inc 10,912 596
Equity LifeStyle Properties Inc 1,540,077 97,287
Prologis Inc 818,606 106,877
Realty Income Corp 676,166 41,354
$ 246,114
Retail - 5 .14%
Costco Wholesale Corp 249,621 234,706
Starbucks Corp 1,007,905 92,677
Williams-Sonoma Inc 427,494 87,487
$ 414,870
Semiconductors - 5 .80%
Broadcom Inc 449,854 149,036
Monolithic Power Systems Inc 97,697 109,826
Taiwan Semiconductor Manufacturing Co Ltd ADR 632,916 209,217
$ 468,079
Software - 3 .63%
Fidelity National Information Services Inc 63,829 3,527
Microsoft Corp 311,817 134,172
Salesforce Inc 268,830 57,070
SAP SE ADR 490,054 98,520
$ 293,289
Telecommunications - 2 .24%
T-Mobile US Inc 915,517 180,549
Transportation - 1 .35%
Expeditors International of Washington Inc 680,696 109,279
TOTAL COMMON STOCKS $ 7,978,296
Total Investments $ 8,106,929
Other Assets and Liabilities -  (0.43)% (34,825)
TOTAL NET ASSETS - 100.00% $ 8,072,104
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $39,942 or
0.49% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $38,926 or 0.48% of net assets.

Schedule of Investments
Equity Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.59% $ 37,248 $ 1,066,858 $ 979,635 $ 124,471
$ 37,248 $ 1,066,858 $ 979,635 $ 124,471
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.59% $ 655 $ — $ — $ —
$ 655 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 11.19% Shares Held Value (000's)
Money Market Funds - 11.19%
BlackRock Liquidity FedFund - Institutional Class
3.58%
(a),(b)
791,912 $ 792
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(b),(c)
99,102,702 99,103
$ 99,895
TOTAL INVESTMENT COMPANIES $ 99,895
BONDS - 85.88%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.97%
Czechoslovak Group AS
6.50%, 01/10/2031
(d)
$ 4,675 $ 4,879
6.50%, 01/10/2031 3,600 3,758
$ 8,637
Banks - 7.78%
Ardshinbank CJSC Via Dilijan Finance BV
6.60%, 01/22/2031
(d)
2,350 2,370
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico/TX
5.13%, 01/18/2033
(e),(f)
2,525 2,495
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
7.63%, 02/11/2035
(d),(e),(f)
6,350 6,701
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
7.63%, 02/11/2035
(e),(f)
525 554
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
BOI Finance BV
7.50%, 02/16/2027 EUR 7,530 9,190
BSF Finance
5.76%, 09/03/2035
(e)
$ 6,025 6,010
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
Ipoteka-Bank ATIB
6.45%, 10/09/2030 2,150 2,192
Mizrahi Tefahot Bank Ltd
5.84%, 04/15/2036
(d),(e),(f)
8,225 8,303
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.10%
National Bank of Uzbekistan
7.20%, 07/17/2030
(g)
2,200 2,302
8.50%, 07/05/2029 3,925 4,247
Riyad Sukuk Ltd
6.21%, 07/14/2035
(e)
6,050 6,148
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.25%
Saudi Awwal Bank
5.95%, 09/04/2035
(e)
4,900 4,954
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.20%
SNB Sukuk Ltd
5.94%, 07/18/2036
(e)
5,325 5,423
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.85%
Standard Chartered PLC
7.00%, 11/14/2035
(d),(e),(f),(h)
3,850 3,963
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.87%
7.63%, 01/16/2032
(d),(e),(f),(g),(h)
4,250 4,545
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
$ 69,397
Building Materials - 0.89%
Cimko Cimento Ve Beton Sanayi Ve Ticaret AS
10.75%, 05/21/2030 2,375 2,564
Limak Cimento Sanayi ve Ticaret AS
9.75%, 07/25/2029 5,300 5,392
$ 7,956
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0.61%
Braskem Idesa SAPI
0.00%, 11/15/2029
(i)
$ 5,700 $ 3,719
0.00%, 02/20/2032
(i)
2,575 1,690
$ 5,409
Diversified Financial Services - 0.65%
CS Treasury Management Services P Ltd
9.00%, 06/05/2026
(d),(h)
1,467 1,499
Kona Spc Ltd
4.97%, 12/29/2026
(d),(j)
EUR 1,700 2,024
12 Month Euro Interbank Offered Rate +
2.70%
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 $ 2,300 2,299
$ 5,822
Electric - 3.31%
Comision Federal de Electricidad
5.00%, 09/29/2036 2,115 1,992
Eastern European Electric Co BV
6.50%, 05/15/2030
(d)
EUR 2,050 2,554
6.50%, 05/15/2030 1,300 1,620
Energo - Pro as
6.45%, 04/15/2031 3,175 3,741
8.00%, 05/27/2030 200 252
8.00%, 05/27/2030
(d)
4,250 5,352
Energuate Trust 2 0
6.35%, 09/15/2035
(d)
$ 3,025 3,023
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple
7.25%, 01/31/2041
(d)
2,674 2,782
Saavi Energia Sarl
8.88%, 02/10/2035
(d)
7,575 8,201
$ 29,517
Energy - Alternate Sources - 0.72%
FS Luxembourg Sarl
8.63%, 06/25/2033
(d),(g)
2,300 2,376
8.63%, 06/25/2033 425 439
8.88%, 02/12/2031
(d),(g)
2,399 2,543
8.88%, 02/12/2031
(g)
1,044 1,107
$ 6,465
Engineering & Construction - 2.83%
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(d),(g)
5,775 5,943
HTA Group Ltd/Mauritius
7.50%, 06/04/2029
(d)
3,525 3,637
7.50%, 06/04/2029 2,375 2,450
IHS Holding Ltd
7.88%, 05/29/2030
(d)
4,225 4,349
7.88%, 05/29/2030 1,825 1,879
8.25%, 11/29/2031 1,050 1,097
IHS Netherlands Holdco BV
8.00%, 09/18/2027 3,558 3,556
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(d)
2,325 2,371
$ 25,282
Food - 0.54%
Grupo Nutresa SA
8.00%, 05/12/2030
(d)
4,500 4,792
Iron & Steel - 0.54%
Samarco Mineracao SA
4.00%, PIK 5.00%; 06/30/2031
(k),(l)
4,808 4,827
Samarco Mineracao SA Escrow Shares
0.00%, 10/24/2023
(i),(j)
200 —
$ 4,827

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining - 2.85%
Ivanhoe Mines Ltd
7.88%, 01/23/2030
(d)
$ 7,175 $ 7,475
7.88%, 01/23/2030 1,450 1,511
Vedanta Resources Finance II PLC
9.48%, 07/24/2030
(d)
5,000 5,274
10.88%, 09/17/2029 3,975 4,258
WE Soda Investments Holding PLC
9.50%, 10/06/2028
(d)
3,675 3,789
9.50%, 10/06/2028 3,025 3,119
$ 25,426
Oil & Gas - 9.62%
Azule Energy Finance Plc
8.13%, 01/23/2030
(d)
5,050 5,109
8.25%, 01/22/2031
(d)
4,125 4,137
Energean Israel Finance Ltd
5.38%, 03/30/2028
(d)
4,750 4,697
8.50%, 09/30/2033
(d),(g)
5,365 5,748
Energean PLC
5.63%, 05/12/2031
(d)
EUR 2,450 2,917
Kosmos Energy Ltd
7.50%, 03/01/2028
(g)
$ 5,200 3,930
Leviathan Bond Ltd
6.50%, 06/30/2027
(d)
7,625 7,695
Petroleos de Venezuela SA
0.00%, 05/16/2024
(i)
34,325 10,401
0.00%, 11/15/2026
(i)
6,700 2,010
Petroleos Mexicanos
5.95%, 01/28/2031 2,500 2,439
6.70%, 02/16/2032 5,050 5,042
6.84%, 01/23/2030 4,480 4,595
Puma International Financing SA
7.75%, 04/25/2029
(d),(g)
5,225 5,412
7.75%, 04/25/2029 350 363
Raizen Fuels Finance SA
6.25%, 07/08/2032
(d)
3,325 2,785
6.25%, 07/08/2032 625 523
6.70%, 02/25/2037
(d)
2,275 1,854
6.70%, 02/25/2037 375 306
Sonangol Finance Ltd
10.00%, 01/29/2031
(d)
8,575 8,472
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 2,440 2,431
Uzbekneftegaz JSC
8.75%, 05/07/2030
(d)
3,725 4,029
8.75%, 05/07/2030 900 973
$ 85,868
Oil & Gas Services - 0.58%
Yinson Boronia Production BV
8.95%, 07/31/2042 4,636 5,144
Pipelines - 1.27%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 5,505 5,668
Golar LNG Ltd
7.50%, 10/02/2030
(d)
3,825 3,828
Southern Gas Corridor CJSC
6.88%, 03/24/2026 600 603
Transportadora de Gas del Sur SA
8.50%, 07/24/2031 1,200 1,269
$ 11,368
Real Estate - 1.36%
Aldar Properties PJSC
5.88%, 04/14/2056
(d),(e),(g)
8,425 8,327
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.02%
Mobiliare Latam SA / Mobiliare Latam Mexico SA
de CV
6.75%, 11/10/2032
(d),(g)
3,875 3,839
$ 12,166
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority - 1.59%
Province of Santa Fe
8.10%, 12/11/2034
(d)
$ 4,125 $ 4,016
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(k)
7,347 5,933
Provincia de Cordoba
8.60%, 02/03/2035
(d),(m)
4,325 4,239
$ 14,188
REITs - 0.21%
Emirates Reit Sukuk III Ltd
7.50%, 12/12/2028
(k)
1,875 1,907
Sovereign - 43.39%
Angolan Government International Bond
8.00%, 11/26/2029 3,525 3,457
8.25%, 05/09/2028 3,150 3,171
Argentine Republic Government International Bond
4.12%, 07/09/2035
(k)
7,100 5,492
Bahamas Government International Bond
8.25%, 06/24/2036
(d)
2,800 3,123
8.25%, 06/24/2036 1,325 1,478
Benin Government International Bond
7.96%, 02/13/2038 3,525 3,682
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 45,554 8,431
9.76%, 01/01/2035 103,685 16,472
Colombian TES
11.00%, 08/22/2029 COP 33,361,500 8,589
13.25%, 02/09/2033 44,547,700 12,318
Ecuador Government International Bond
0.00%, 07/31/2030
(i)
$ 1,950 1,638
6.90%, 07/31/2035
(k)
2,863 2,608
8.75%, 01/29/2034
(d)
6,775 6,843
Egypt Government Bond
24.46%, 10/01/2027 EGP 155,400 3,359
25.32%, 08/13/2027 162,225 3,521
Egypt Government International Bond
7.05%, 01/15/2032 $ 4,200 4,245
7.30%, 09/30/2033 3,700 3,719
7.63%, 05/29/2032 4,000 4,137
Egypt Treasury Bills
23.33%, 03/17/2026
(n)
EGP 220,700 4,567
23.40%, 05/19/2026
(n)
329,600 6,557
Ghana Government International Bond
0.00%, 01/03/2030
(d),(i)
$ 3,017 2,638
0.00%, 01/03/2030
(i)
4,873 4,260
5.00%, 07/03/2029
(d),(k)
5,491 5,370
Hungary Government Bond
4.50%, 03/23/2028 HUF 4,301,400 12,944
Hungary Government International Bond
4.25%, 05/26/2033 EUR 6,350 7,567
6.00%, 09/26/2035
(d)
$ 6,175 6,370
6.00%, 09/26/2035 1,475 1,522
Israel Government International Bond
5.00%, 01/13/2036 5,775 5,687
5.88%, 01/13/2056 5,375 5,234
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 7,100 8,274
5.88%, 10/17/2031 3,075 3,735
Kuwait International Government Bond
4.65%, 10/09/2035
(d)
$ 4,050 3,993
Lebanon Government International Bond
0.00%, 03/09/2020
(i)
1,425 416
0.00%, 04/12/2021
(i)
1,450 431
0.00%, 10/04/2022
(i)
4,825 1,409
0.00%, 04/22/2024
(i)
725 210
0.00%, 11/04/2024
(i)
750 219
0.00%, 06/12/2025
(i)
2,159 630
0.00%, 03/20/2028
(i)
7,000 2,050
0.00%, 05/25/2029
(i)
675 199

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Lebanon Government International Bond
(continued)
0.00%, 04/22/2031
(i)
$ 1,050 $ 306
0.00%, 11/20/2031
(i)
1,050 311
0.00%, 05/17/2033
(i)
5,375 1,585
0.00%, 05/17/2034
(i)
775 226
0.00%, 11/02/2035
(i)
1,425 420
Malaysia Government Bond
3.58%, 07/15/2032 MYR 53,350 13,636
Mexican Bonos
7.75%, 11/13/2042 MXN 205,400 10,256
8.50%, 11/18/2038 234,700 12,865
Morocco Government International Bond
4.75%, 04/02/2035 EUR 3,450 4,153
Nigeria Government International Bond
6.13%, 09/28/2028 $ 2,975 2,996
7.14%, 02/23/2030 5,325 5,483
Pakistan Government International Bond
7.38%, 04/08/2031 7,575 7,631
Peru Government Bond
5.40%, 08/12/2034 PEN 37,950 11,270
Peruvian Government International Bond
6.85%, 08/12/2035
(d)
38,675 12,358
6.90%, 08/12/2037 16,325 5,105
Republic of Cameroon International Bond
8.88%, 01/30/2033 $ 4,700 4,553
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 50,702 13,197
Republic of South Africa Government Bond
8.75%, 01/31/2044 ZAR 369,650 22,524
Republic of South Africa Government International
Bond
6.13%, 12/11/2037
(d)
$ 5,125 4,972
7.25%, 12/11/2055
(d)
2,275 2,209
Romania Government Bond
6.85%, 07/29/2030 RON 52,425 12,466
Romanian Government International Bond
5.63%, 05/30/2037 EUR 5,675 6,777
6.50%, 10/07/2045
(d)
2,850 3,523
6.75%, 07/11/2039 10,275 13,128
Turkiye Government Bond
30.08%, 09/12/2029 TRY 327,500 7,428
Ukraine Government International Bond
4.00%, 02/01/2032
(d),(k)
$ 3,911 3,117
4.00%, 02/01/2032
(k)
2,820 2,248
4.50%, 02/01/2034
(d),(k)
1,021 643
4.50%, 02/01/2034
(k)
17,715 11,157
Venezuela Government International Bond
0.00%, 05/07/2023
(i)
10,250 3,896
Zambia Government International Bond
5.75%, 06/30/2033
(k)
6,364 6,219
$ 387,223
Supranational Bank - 1.21%
Africa Finance Corp
7.50%, 01/21/2030
(d),(e),(h)
4,625 4,719
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
7.50%, 01/21/2030
(e),(h)
300 306
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
Banque Ouest Africaine de Developpement
5.00%, 07/27/2027 5,750 5,746
$ 10,771
Telecommunications - 2.80%
Axian Telecom Holding & Management PLC
7.25%, 07/11/2030
(d)
2,700 2,739
7.25%, 07/11/2030 1,550 1,572
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(d)
$ 7,575 $ 7,876
Telecom Argentina SA
9.50%, 07/18/2031 1,250 1,333
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(d)
2,650 2,659
7.00%, 10/28/2029 975 979
Veon Midco BV
3.38%, 11/25/2027 8,181 7,813
$ 24,971
Transportation - 1.69%
Transnet/South Africa
8.25%, 02/06/2028 9,050 9,548
Yinson Bergenia Production BV
8.50%, 01/31/2045
(d)
2,625 2,854
8.50%, 01/31/2045 2,450 2,663
$ 15,065
Water - 0.47%
Aegea Finance Sarl
9.00%, 01/20/2031
(d)
2,900 3,082
9.00%, 01/20/2031
(g)
1,075 1,142
$ 4,224
TOTAL BONDS $ 766,425
CONVERTIBLE BONDS - 0.86%
Principal
Amount (000's) Value (000's)
Chemicals - 0.67%
Sasol Financing USA LLC
4.50%, 11/08/2027 $ 6,200 $ 5,980
Oil & Gas - 0.19%
Kosmos Energy Ltd
3.13%, 03/15/2030 3,200 1,649
TOTAL CONVERTIBLE BONDS $ 7,629
Total Investments $ 873,949
Other Assets and Liabilities -  2.07% 18,499
TOTAL NET ASSETS - 100.00% $ 892,449
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,672 or
0.86% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $254,937 or 28.57% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $26,561 or 2.98% of net assets.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,345 or 0.82% of net assets.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i) Non-income producing security
(j) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Security purchased on a when-issued basis.
(n) Rate shown is the discount rate of the original purchase.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.59% $ 82,233 $ 223,831 $ 206,961 $ 99,103
$ 82,233 $ 223,831 $ 206,961 $ 99,103
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.59% $ 476 $ — $ — $ —
$ 476 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Treasury  Note; March 2026 Long 380 $ 41,393 $ (87)
Total $ (87)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 02/19/2026 EUR 1,104 $ 1,289 $ 20 $ —
Citigroup Inc 02/19/2026 $ 8,891 EUR 7,574 22 (114)
Citigroup Inc 02/26/2026 CZK 40,300 $ 1,938 26 —
Citigroup Inc 02/26/2026 PEN 96,089 $ 28,661 — (149)
Citigroup Inc 02/26/2026 PLN 4,700 $ 1,302 21 —
Citigroup Inc 02/26/2026 KRW 27,911,616 $ 19,029 265 —
Citigroup Inc 02/26/2026 $ 1,169 COP 4,362,500 — (7)
Citigroup Inc 02/26/2026 $ 26,956 PEN 90,789 16 —
HSBC Securities Inc 02/02/2026 $ 723 EUR 607 4 —
HSBC Securities Inc 02/19/2026 EUR 1,841 $ 2,163 26 (4)
HSBC Securities Inc 02/19/2026 $ 70,590 EUR 60,258 — (883)
HSBC Securities Inc 02/26/2026 BRL 43,450 $ 7,971 246 —
HSBC Securities Inc 02/26/2026 COP 49,019,550 $ 13,326 — (108)
HSBC Securities Inc 02/26/2026 CZK 488,117 $ 23,471 317 —
HSBC Securities Inc 02/26/2026 HUF 2,827,716 $ 8,810 — (29)
HSBC Securities Inc 02/26/2026 MXN 52,925 $ 2,943 80 —
HSBC Securities Inc 02/26/2026 PLN 42,202 $ 11,687 194 —
HSBC Securities Inc 02/26/2026 KRW 18,144,796 $ 12,375 168 —
HSBC Securities Inc 02/26/2026 TRY 1,137,938 $ 25,517 236 —
HSBC Securities Inc 02/26/2026 $ 21,359 COP 80,492,679 — (345)
JPMorgan Chase 02/26/2026 BRL 4,050 $ 755 11 —
JPMorgan Chase 02/26/2026 CNH 248,075 $ 35,763 — (80)
JPMorgan Chase 02/26/2026 KRW 5,435,920 $ 3,709 50 —
JPMorgan Chase 02/26/2026 $ 1,579 PEN 5,300 6 —
JPMorgan Chase 02/26/2026 $ 17,807 IDR 298,576,200 12 —
JPMorgan Chase 07/30/2026 TRY 410,875 $ 8,316 — (9)
Total $ 1,720 $ (1,728)
Amounts in thousands.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
January 31,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/
Sydney, 4.19%,
06/14/2027
0.35% (1.00)% Quarterly 12/20/2028 $ 29,900 $ (534) $ (6) $ — $ (540)
Goldman Sachs & Co China Construction Bank
Corp/Hong Kong, 4.21%,
07/16/2027
0.28% (1.00)% Quarterly 12/20/2028 29,900 (535) (61) — (596)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.32% (1.00)% Quarterly 12/20/2028 29,900 (535) (25) — (560)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.28% (1.00)% Quarterly 12/20/2028 29,900 (535) (64) — (599)
Total $ (2,139) $ (156) $ — $ (2,295)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
January 31,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.45 N/A (5.00)% Quarterly 12/20/2030 $ 98,045 $ (6,660) $ (1,541) $ (8,201)
Republic of Colombia, 10.38%, 01/28/2033 2.06% (1.00)% Quarterly 12/20/2030 13,500 624 (15) 609
Republic of Colombia, 10.38%, 01/28/2033 2.06% (1.00)% Quarterly 12/20/2030 10,000 436 15 451
Republic of Colombia, 10.38%, 01/28/2033 2.06% (1.00)% Quarterly 12/20/2030 3,325 144 6 150
Total $ (5,456) $ (1,535) $ (6,991)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Premiums
Paid/(Received)
Fair
Value
1 Day MXN TIIE Banxico Pay 7.12% Monthly Monthly N/A 03/15/2028 MXN 1,720,000 $ 108 $ (3) $ 105
3 Month KRW Certificate of Deposit Pay 2.31% Annual Annual N/A 09/17/2027 KRW 131,400,000 (1,093) — (1,093)
6 Month Prague Interbank Offered Rate Pay 3.98% Semiannual Annual N/A 03/18/2031 CZK 428,589 350 — 350
Colombia IBR Overnight Interbank
Reference Rate
Pay 11.09% Annual Annual N/A 03/18/2028 COP 192,600,000 (106) — (106)
Total $ (741) $ (3) $ (744)
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset  Liability
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Bond,
17.95%, 06/25/2032
Annual 06/25/2032 NGN 3,150,000 $ — $ — $ (76)
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Bond,
18.5%, 02/25/2031
Annual 02/25/2031 4,100,000 — 65 —
Citigroup Inc Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
04/14/2026
Annual 04/14/2026 5,150,000 — 266 —

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

Total Return Swaps (continued)
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset  Liability
Citigroup Inc Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
05/05/2026
Annual 05/05/2026 NGN 1,166,350 $ — $ 57 $ —
HSBC Securities Inc US Federal Funds Effective
Rate + 0.00%
Zambia Government Bond,
13.00%, 12/18/2027
Annual 12/20/2027 ZMW 41,050 — 688 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Egypt Treasury Bill, 0.00%,
03/17/2026
Annual 03/17/2026 EGP 60,800 — 49 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.00%
Egypt Treasury Bill, 0.00%,
06/23/2026
Annual 06/23/2026 179,100 — 125 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Egypt Treasury Bill, 0.00%,
09/15/2026
Annual 09/15/2026 68,200 — 52 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
02/03/2026
Annual 02/03/2026 NGN 1,100,000 — 60 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
03/10/2026
Annual 03/10/2026 2,076,000 — 119 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
04/21/2026
Annual 04/21/2026 1,650,000 — 117 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Nigeria OMO Bill, 0.00%,
04/28/2026
Annual 04/28/2026 1,000,000 — 29 —
Total $ — $ 1,627 $ (76)
Amounts in thousands.

Schedule of Investments
Global Emerging Markets Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .01 % Shares Held Value (000's)
Money Market Funds - 2 .01%
BlackRock Liquidity FedFund - Institutional Class
3.58%
(a),(b)
1,706,906 $ 1,707
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(b),(c)
133,276,431 133,276
$ 134,983
TOTAL INVESTMENT COMPANIES $ 134,983
COMMON STOCKS - 96 .45 % Shares Held Value (000's)
Aerospace & Defense - 1 .86%
CSG NV
(d)
206,558 $ 7,481
Korea Aerospace Industries Ltd 665,369 77,548
LIG Nex1 Co Ltd 118,934 39,671
$ 124,700
Automobile Manufacturers - 1 .66%
BYD Co Ltd 5,604,200 69,867
Mahindra & Mahindra Ltd 1,098,918 41,033
$ 110,900
Automobile Parts & Equipment - 0 .67%
Weichai Power Co Ltd 13,093,710 44,647
Banks - 14 .18%
Asia Commercial Bank JSC 16,697,900 15,552
Credicorp Ltd 330,681 117,997
Grupo Financiero Banorte SAB de CV 6,667,500 75,168
HDFC Bank Ltd 14,759,991 149,242
ICICI Bank Ltd 9,815,550 144,707
IDFC First Bank Ltd 66,893,373 60,863
National Bank of Greece SA 3,274,095 57,803
Piraeus Bank SA
(d)
8,044,869 81,151
Powszechna Kasa Oszczednosci Bank Polski SA 3,528,235 91,772
PT Bank Central Asia Tbk 196,540,300 86,841
Saudi National Bank/The 828,219 9,902
Vietnam Technological & Commercial Joint Stock
Bank
42,710,700 59,152
$ 950,150
Beverages - 1 .80%
Arca Continental SAB de CV
(e)
5,309,900 59,811
Varun Beverages Ltd 11,842,672 60,662
$ 120,473
Biotechnology - 1 .04%
BeOne Medicines Ltd
(d)
1,342,300 35,400
Structure Therapeutics Inc ADR
(d)
390,796 34,566
$ 69,966
Building Materials - 2 .27%
Cemex SAB de CV 42,425,714 52,729
UltraTech Cement Ltd 518,394 71,648
Voltas Ltd 1,918,692 27,734
$ 152,111
Commercial Services - 0 .65%
JSW Infrastructure Ltd 15,578,214 43,864
Computers - 1 .04%
Elm Co 81,534 16,864
Globant SA
(d)
789,763 52,819
$ 69,683
Diversified Financial Services - 3 .62%
Bajaj Finance Ltd 4,076,941 41,248
Banco BTG Pactual SA 9,447,450 107,279
Hong Kong Exchanges & Clearing Ltd 1,702,200 93,844
$ 242,371
Electric - 0 .18%
Emirates Central Cooling Systems Corp 25,425,465 12,184
Electrical Components & Equipment - 1 .82%
Delta Electronics Inc 3,197,000 122,005
Electronics - 1 .15%
E Ink Holdings Inc 7,398,000 41,127
Voltronic Power Technology Corp 1,340,000 35,992
$ 77,119
Engineering & Construction - 0 .53%
Cury Construtora e Incorporadora SA 5,445,900 35,794
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 0 .50%
Bid Corp Ltd
(e)
849,657 $ 21,227
LT Foods Ltd 3,003,544 12,212
$ 33,439
Forest Products & Paper - 0 .73%
Suzano SA 5,242,600 49,101
Healthcare - Products - 0 .54%
Jiangsu Yuyue Medical Equipment & Supply Co Ltd 6,340,529 36,350
Healthcare - Services - 1 .00%
Dr Sulaiman Al Habib Medical Services Group Co 957,574 66,783
Home Furnishings - 0 .51%
Anker Innovations Technology Co Ltd 2,383,930 34,109
Insurance - 4 .40%
AIA Group Ltd 14,205,800 163,899
Bupa Arabia for Cooperative Insurance Co 1,567,300 68,853
Max Financial Services Ltd
(d)
3,542,811 62,181
$ 294,933
Internet - 12 .37%
Alibaba Group Holding Ltd 10,082,424 214,489
Grab Holdings Ltd
(d)
14,246,396 61,259
Meituan
(d),(f)
2,456,600 30,370
MercadoLibre Inc
(d)
40,719 87,456
Tencent Holdings Ltd 4,398,200 338,054
Trip.com Group Ltd 1,583,148 97,167
$ 828,795
Iron & Steel - 0 .00%
Severstal PAO
(d)
31,471 —
Lodging - 2 .36%
Atour Lifestyle Holdings Ltd ADR 841,355 30,070
H World Group Ltd 13,594,500 65,291
Indian Hotels Co Ltd/The 8,575,415 62,908
$ 158,269
Machinery - Diversified - 0 .99%
WEG SA 6,684,200 66,070
Metal Fabrication & Hardware - 0 .76%
APL Apollo Tubes Ltd 2,292,354 50,977
Mining - 3 .10%
Anglogold Ashanti Plc 515,312 46,454
Impala Platinum Holdings Ltd 4,948,138 92,230
Polyus PJSC
(d)
3,430 —
Teck Resources Ltd 1,285,307 69,098
$ 207,782
Miscellaneous Manufacturers - 0 .28%
Escorts Kubota Ltd 507,415 18,690
Oil & Gas - 3 .21%
ADNOC Drilling Co PJSC 32,220,312 46,778
PRIO SA/Brazil
(d)
3,960,000 38,270
Reliance Industries Ltd 8,554,195 129,980
$ 215,028
Pharmaceuticals - 1 .26%
Caplin Point Laboratories Ltd 706,878 13,659
Hansoh Pharmaceutical Group Co Ltd
(f)
5,938,000 29,264
Richter Gedeon Nyrt 1,023,765 34,252
Simcere Pharmaceutical Group Ltd
(f)
5,041,000 7,547
$ 84,722
Pipelines - 0 .76%
Gaztransport Et Technigaz SA 237,677 51,207
Real Estate - 0 .42%
China Resources Land Ltd 7,191,000 28,161
Retail - 2 .73%
BBB Foods Inc
(d)
403,139 14,065
CP ALL PCL 14,746,400 20,330
Jumbo SA 1,447,662 42,925
Yum China Holdings Inc 2,130,550 105,937
$ 183,257

Schedule of Investments
Global Emerging Markets Fund
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 24 .36%
ASML Holding NV - NY Reg Shares 78,744 $ 112,053
MediaTek Inc 598,000 33,172
Samsung Electronics Co Ltd 3,294,031 363,907
SK hynix Inc 375,169 234,247
Taiwan Semiconductor Manufacturing Co Ltd 16,076,685 888,975
$ 1,632,354
Software - 1 .03%
NetEase Inc 2,648,125 68,666
Telecommunications - 1 .68%
Accton Technology Corp 1,399,000 48,914
Xiaomi Corp
(d),(f)
14,098,400 63,817
$ 112,731
Water - 0 .99%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
2,480,757 66,531
TOTAL COMMON STOCKS $ 6,463,922
CONVERTIBLE PREFERRED STOCKS
- 0 .21 % Shares Held Value (000's)
Metal Fabrication & Hardware - 0 .21%
JSW One Platforms Ltd 0.00%
(d),(g),(h)
1,820 $ 14,129
TOTAL CONVERTIBLE PREFERRED STOCKS $ 14,129
PREFERRED STOCKS - 1 .73 % Shares Held Value (000's)
Automobile Manufacturers - 0 .45%
Hyundai Motor Co 10,100.00% 159,874 $ 30,195
Oil & Gas - 1 .28%
Petroleo Brasileiro SA - Petrobras 1.19% 11,990,300 85,825
TOTAL PREFERRED STOCKS $ 116,020
Total Investments $ 6,729,054
Other Assets and Liabilities -  (0.40)% (27,119)
TOTAL NET ASSETS - 100.00% $ 6,701,935
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $16,627 or
0.25% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $15,421 or 0.23% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $130,998 or 1.95% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.59% $ 245,061 $ 741,386 $ 853,171 $ 133,276
$ 245,061 $ 741,386 $ 853,171 $ 133,276
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.59% $ 819 $ — $ — $ —
$ 819 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
JSW One Platforms Ltd   0.00% 05/08/2025-06/16/2025 $ 11,986 $ 14,129 0.21%
Total $ 14,129 0.21%
Amounts in thousands.

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .19 % Shares Held Value (000's)
Money Market Funds - 1 .19%
BlackRock Liquidity FedFund - Institutional Class
3.58%
(a),(b)
2 $ —
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(c)
19,624,505 19,625
$ 19,625
TOTAL INVESTMENT COMPANIES $ 19,625
COMMON STOCKS - 98 .79 % Shares Held Value (000's)
Engineering & Construction - 0 .64%
Keppel Ltd 1,224,100 $ 10,531
Healthcare - Services - 0 .48%
Chartwell Retirement Residences 531,610 7,894
Lodging - 1 .24%
Hilton Worldwide Holdings Inc 34,266 10,229
Hyatt Hotels Corp 64,874 10,144
$ 20,373
Private Equity - 0 .51%
CapitaLand Investment Ltd/Singapore 3,481,100 8,428
Real Estate - 12 .22%
City Developments Ltd 1,347,000 9,815
CTP NV
(d)
311,142 6,783
Fastighets AB Balder
(e)
2,491,979 18,796
Jones Lang LaSalle Inc
(e)
28,260 10,114
LEG Immobilien SE 233,860 16,910
Mitsubishi Estate Co Ltd 1,612,300 41,091
Mitsui Fudosan Co Ltd 1,489,479 17,080
Sumitomo Realty & Development Co Ltd 728,300 20,281
Sun Hung Kai Properties Ltd 1,702,000 27,332
Swire Properties Ltd 4,570,600 13,854
TAG Immobilien AG 662,041 11,232
Wharf Real Estate Investment Co Ltd 2,221,000 7,711
$ 200,999
REITs - 82 .58%
Advance Residence Investment Corp 6,062 6,579
Agree Realty Corp 204,481 14,770
American Healthcare REIT Inc 364,678 17,107
American Homes 4 Rent 1,021,658 31,998
American Tower Corp 104,057 18,655
AvalonBay Communities Inc 295,385 52,481
British Land Co PLC/The 3,743,107 21,350
Canadian Apartment Properties REIT 390,351 11,054
CapitaLand Integrated Commercial Trust 9,158,100 17,193
Centurion Accommodation Reit
(e)
5,603,369 4,926
COPT Defense Properties 246,243 7,587
Cousins Properties Inc 562,999 14,210
Curbline Properties Corp 1,087,235 26,365
Daiwa House REIT Investment Corp 11,474 9,998
Digital Realty Trust Inc 196,665 32,637
EastGroup Properties Inc 134,668 24,461
Empire State Realty Trust Inc 1,016,769 6,741
Equinix Inc 121,338 99,610
Equity LifeStyle Properties Inc 315,445 19,927
Essex Property Trust Inc 106,893 26,923
Extra Space Storage Inc 451,553 62,301
Gaming and Leisure Properties Inc 459,260 20,552
GLP J-Reit 10,491 9,644
Goodman Group 3,158,681 67,102
Healthpeak Properties Inc 1,256,422 21,661
Invincible Investment Corp 15,437 6,538
Invitation Homes Inc 1,206,741 32,256
Iron Mountain Inc 191,973 17,686
Japan Real Estate Investment Corp 969 782
Keppel DC REIT 3,862,971 6,922
Kilroy Realty Corp 327,079 11,278
Klepierre SA 391,835 15,095
Merlin Properties Socimi SA 1,174,942 17,487
Mitsui Fudosan Accommodations Fund Inc 5,097 4,557
Nippon Building Fund Inc 16,374 15,188
Nippon Prologis REIT Inc 18,922 11,041
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Prologis Inc 599,638 $ 78,289
Prologis Property Mexico SA de CV 1,018,077 4,666
Regency Centers Corp 579,251 42,210
Rexford Industrial Realty Inc 720,884 29,217
Ryman Hospitality Properties Inc 116,712 11,053
Sabra Health Care REIT Inc 1,353,617 25,353
Safestore Holdings PLC 1,138,477 12,938
Saul Centers Inc 56,994 1,808
Scentre Group 7,140,810 20,237
Segro PLC 884,410 9,214
Sekisui House Reit Inc 17,916 10,521
Simon Property Group Inc 142,888 27,336
Stockland 6,221,672 23,279
Unibail-Rodamco-Westfield
(e)
474,207 52,431
UNITE Group PLC/The 1,444,269 11,233
Ventas Inc 929,411 72,187
Vornado Realty Trust 365,297 11,646
Warehouses De Pauw CVA 494,498 14,012
Welltower Inc 615,831 115,998
$ 1,358,290
Telecommunications - 0 .79%
NEXTDC Ltd
(e)
1,404,733 12,979
Transportation - 0 .33%
East Japan Railway Co 214,900 5,395
TOTAL COMMON STOCKS $ 1,624,889
Total Investments $ 1,644,514
Other Assets and Liabilities -  0.02% 252
TOTAL NET ASSETS - 100.00% $ 1,644,766
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $6,783 or 0.41% of net assets.
(e) Non-income producing security

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.59% $ 20,825 $ 101,589 $ 102,789 $ 19,625
$ 20,825 $ 101,589 $ 102,789 $ 19,625
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.59% $ 149 $ — $ — $ —
$ 149 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .32 % Shares Held Value (000's)
Money Market Funds - 0 .32%
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(b)
1,958,937 $ 1,959
TOTAL INVESTMENT COMPANIES $ 1,959
BONDS - 13 .11%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 4 .33%
BofA Auto Trust 2025-1
4.25%, 11/22/2027
(c)
$ 1,135 $ 1,136
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.55%
Capital One Prime Auto Receivables Trust 2025-1
3.88%, 01/16/2029 2,010 2,011
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 861 862
Chase Auto Owner Trust 2024-4
5.25%, 09/27/2027
(c)
64 64
Drive Auto Receivables Trust 2025-1
4.87%, 08/15/2028 2,032 2,035
GM Financial Automobile Leasing Trust 2024-3
4.17%, 01/20/2027 1,290 1,291
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 385 386
Santander Drive Auto Receivables Trust 2024-1
5.25%, 04/17/2028 264 264
Santander Drive Auto Receivables Trust 2025-1
4.76%, 08/16/2027 115 115
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 2,346 2,349
Santander Drive Auto Receivables Trust 2025-3
4.63%, 10/16/2028 5,289 5,303
Santander Drive Auto Receivables Trust 2025-4
4.28%, 01/15/2029 3,935 3,943
Wheels Fleet Lease Funding 1 LLC
4.99%, 01/18/2040
(c)
6,877 6,886
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
$ 26,645
Mortgage Backed Securities - 8 .78%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(c),(d)
1,992 1,998
CSMC Trust 2015-1
3.88%, 01/25/2045
(c),(d)
1,976 1,932
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
1,156 152
Fannie Mae REMICS
2.12%, 06/25/2045
(e)
3,066 226
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
2.19%, 09/25/2046
(e)
9,233 998
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.19%, 10/25/2049
(e)
10,027 1,234
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.19%, 05/25/2050
(e)
10,534 1,194
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.24%, 08/25/2049
(e)
15,562 1,724
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.24%, 09/25/2049
(e)
4,380 543
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.24%, 11/25/2049
(e)
7,388 812
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS (continued)
2.26%, 06/25/2050
(e)
$ 7,186 $ 835
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
2.34%, 09/25/2047
(e)
14,040 1,630
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.50%, 02/25/2028
(e)
771 14
2.89%, 12/25/2042
(e)
5,501 744
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
3.00%, 07/25/2032
(e)
2,033 101
3.00%, 10/25/2040
(e)
496 7
3.00%, 04/25/2042 266 263
3.00%, 05/25/2048 647 578
3.00%, 01/25/2051
(e)
10,192 1,799
3.50%, 02/25/2036
(e)
1,531 111
3.50%, 02/25/2043
(e)
202 2
3.50%, 02/25/2043 70 70
3.50%, 07/25/2043
(e)
2,064 113
7.00%, 04/25/2032 169 176
Freddie Mac REMICS
2.24%, 09/25/2049
(e)
13,952 1,559
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.24%, 10/25/2049
(e)
11,201 1,298
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.24%, 11/25/2049
(e)
4,957 546
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.24%, 03/25/2050
(e)
8,226 952
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.29%, 08/25/2050
(e)
6,888 936
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
3.00%, 04/15/2046 699 654
4.00%, 11/15/2042
(e)
985 130
6.50%, 08/15/2027 4 4
Ginnie Mae
2.31%, 03/20/2044
(e)
3,596 421
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.31%, 06/20/2046
(e)
1,665 196
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.31%, 08/20/2047
(e)
8,809 1,054
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.41%, 10/20/2045
(e)
3,769 445
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.41%, 11/20/2047
(e)
2,735 338
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.51%, 08/20/2050
(e)
9,823 1,356
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.51%, 07/20/2051
(e)
6,950 931
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.51%, 08/20/2051
(e)
8,428 1,149
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.55%, 09/20/2050
(e)
6,199 903
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
3.00%, 07/20/2050
(e)
$ 5,625 $ 895
3.00%, 11/20/2050
(e)
10,362 1,774
3.00%, 11/20/2050
(e)
15,449 2,607
3.00%, 12/20/2050
(e)
6,496 1,108
3.50%, 10/20/2049
(e)
9,486 1,809
4.00%, 04/20/2044
(e)
867 44
4.00%, 01/20/2046
(e)
642 25
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(d)
541 495
New Residential Mortgage Loan Trust 2015-2
5.25%, 08/25/2055
(c),(d)
2,005 2,007
NRP Mortgage Trust 2013-1
3.28%, 07/25/2043
(c),(d)
1,516 1,146
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(d)
527 521
Sequoia Mortgage Trust 2017-3
3.76%, 04/25/2047
(c),(d)
1,543 1,475
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(c),(d)
163 149
Sequoia Mortgage Trust 2024-5
6.00%, 06/25/2054
(c),(d)
1,464 1,466
Sequoia Mortgage Trust 2025-HYB1
5.06%, 10/25/2055
(c),(d)
8,409 8,413
$ 54,062
TOTAL BONDS $ 80,707
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 91 .53%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3 .24%
3.00%, 05/01/2043 $ 854 $ 791
3.00%, 07/01/2045 2,159 1,991
3.00%, 10/01/2046 3,229 2,971
3.50%, 08/01/2043 1,598 1,521
3.50%, 02/01/2044 1,743 1,658
3.50%, 11/01/2046 1,444 1,367
4.00%, 12/01/2041 1,404 1,383
4.00%, 09/15/2042 430 419
4.00%, 10/01/2045 2,549 2,506
4.50%, 04/01/2041 1,473 1,482
5.00%, 12/01/2032 6 5
5.00%, 02/01/2033 76 77
5.00%, 01/01/2034 851 865
5.00%, 05/01/2034 18 19
5.00%, 07/01/2035 8 9
5.00%, 10/01/2035 2 2
5.00%, 11/01/2035 84 86
5.00%, 07/01/2044 714 732
5.00%, 03/01/2048 1,424 1,461
5.50%, 05/01/2033 1 1
5.50%, 10/01/2033 4 4
5.50%, 12/01/2033 70 71
5.50%, 07/01/2037 4 5
5.50%, 04/01/2038 2 2
5.50%, 05/01/2038 9 9
6.00%, 06/01/2028 1 1
6.00%, 05/01/2031 15 16
6.00%, 10/01/2031 1 1
6.00%, 02/01/2032 3 3
6.00%, 11/01/2033 105 108
6.00%, 09/01/2034 15 16
6.00%, 02/01/2035 8 9
6.00%, 10/01/2036 12 12
6.00%, 03/01/2037 33 35
6.00%, 05/01/2037 44 47
6.00%, 03/01/2038 18 18
6.00%, 04/01/2038 12 13
6.00%, 07/01/2038 48 50
6.00%, 10/01/2038 22 23
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 03/01/2029 $ 4 $ 4
6.50%, 04/01/2031 15 16
6.50%, 10/01/2031 11 12
6.50%, 02/01/2032 2 2
6.50%, 04/01/2032 1 1
7.00%, 01/01/2028 1 1
7.00%, 06/01/2029 9 10
7.00%, 04/01/2031 8 8
7.00%, 10/01/2031 15 15
7.00%, 04/01/2032 33 35
7.50%, 12/01/2030 1 1
7.50%, 02/01/2031 1 1
8.50%, 07/01/2029 30 31
$ 19,926
Federal National Mortgage Association (FNMA) - 0 .06%
5.50%, 05/01/2033 28 28
6.00%, 01/01/2032 19 19
6.00%, 04/01/2033 41 41
6.00%, 09/01/2034 111 113
6.11%, 12/01/2033 10 10
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.70%
6.50%, 06/01/2031 17 17
6.50%, 11/01/2032 112 114
6.50%, 11/01/2032 26 26
7.00%, 08/01/2028 6 6
7.00%, 12/01/2028 8 8
7.00%, 07/01/2029 6 6
7.00%, 07/01/2032 4 4
$ 392
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 62 .66%
2.00%, 11/01/2051 8,841 7,303
2.00%, 12/01/2051 11,300 9,281
2.00%, 12/01/2051 15,050 12,451
2.00%, 01/01/2052 12,197 10,056
2.00%, 01/01/2052 9,956 8,251
2.00%, 02/01/2052 9,585 7,970
2.00%, 03/01/2052 10,838 8,861
2.50%, 10/01/2050 9,782 8,390
2.50%, 02/01/2051 6,529 5,681
2.50%, 07/01/2051 9,755 8,446
2.50%, 10/01/2051 10,401 8,899
2.50%, 11/01/2051 4,925 4,270
2.50%, 12/01/2051 11,048 9,685
2.50%, 04/01/2052 3,058 2,606
2.50%, 10/01/2053 2,083 1,783
3.00%, 01/01/2046 2,011 1,849
3.00%, 07/01/2046 2,237 2,041
3.00%, 10/01/2046 2,670 2,443
3.00%, 12/01/2046 2,859 2,608
3.00%, 08/01/2050 3,631 3,248
3.00%, 09/01/2050 5,835 5,222
3.50%, 06/01/2042 783 746
3.50%, 11/01/2042 1,455 1,389
3.50%, 02/01/2043 718 687
3.50%, 05/01/2043 1,062 1,014
3.50%, 03/01/2045 1,582 1,508
3.50%, 11/01/2048 5,265 5,009
3.50%, 12/01/2049 834 792
4.00%, 03/01/2043 907 890
4.00%, 08/01/2044 1,246 1,226
4.00%, 11/01/2044 1,033 1,016
4.00%, 08/01/2045 1,845 1,814
4.00%, 08/01/2046 2,943 2,870
4.00%, 07/01/2047 2,700 2,651
4.00%, 02/01/2048 2,396 2,348
4.00%, 07/01/2052 2,352 2,253

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 07/01/2053 $ 6,842 $ 6,573
4.00%, 03/01/2056
(f)
6,100 5,819
4.50%, 08/01/2039 794 798
4.50%, 10/01/2044 1,105 1,100
4.50%, 12/01/2044 2,434 2,447
4.50%, 05/01/2045 1,098 1,104
4.50%, 09/01/2045 1,477 1,482
4.50%, 10/01/2045 2,124 2,135
4.50%, 11/01/2045 3,005 3,013
4.50%, 06/01/2052 4,195 4,153
4.50%, 08/01/2052 4,394 4,338
4.50%, 08/01/2052 4,304 4,257
4.50%, 10/01/2052 7,405 7,288
4.50%, 11/01/2053 2,871 2,818
4.50%, 01/01/2054 4,271 4,224
4.50%, 03/01/2056
(f)
7,000 6,849
5.00%, 04/01/2035 51 52
5.00%, 05/01/2035 17 17
5.00%, 07/01/2035 6 6
5.00%, 02/01/2038 580 595
5.00%, 03/01/2038 358 368
5.00%, 02/01/2040 1,829 1,892
5.00%, 05/01/2040 719 737
5.00%, 07/01/2040 365 373
5.00%, 07/01/2041 1,972 2,021
5.00%, 02/01/2044 1,020 1,045
5.00%, 06/01/2044 849 871
5.00%, 05/01/2048 1,574 1,613
5.00%, 09/01/2052 3,948 3,999
5.00%, 04/01/2053 13,475 13,525
5.00%, 06/01/2053 11,120 11,161
5.00%, 06/01/2054 1,531 1,544
5.00%, 11/01/2054 2,036 2,057
5.00%, 11/01/2054 5,228 5,264
5.00%, 11/01/2054 4,566 4,567
5.00%, 01/01/2055 4,251 4,280
5.00%, 02/01/2055 2,926 2,951
5.50%, 07/01/2033 137 140
5.50%, 12/01/2037 276 285
5.50%, 03/01/2038 62 64
5.50%, 07/01/2053 4,798 4,929
5.50%, 11/01/2053 5,560 5,720
5.50%, 11/01/2053 5,411 5,554
5.50%, 03/01/2054 3,827 3,897
5.50%, 05/01/2054 4,236 4,352
5.50%, 10/01/2054 7,101 7,296
5.50%, 02/01/2055 9,458 9,695
5.50%, 04/01/2055 4,236 4,348
5.50%, 06/01/2055 2,503 2,565
5.50%, 06/01/2055 3,653 3,746
5.50%, 08/01/2055 4,169 4,279
5.50%, 08/01/2055 9,549 9,753
5.50%, 10/01/2055 6,371 6,505
6.00%, 03/01/2029 5 5
6.00%, 11/01/2032 4 4
6.00%, 11/01/2037 9 9
6.00%, 02/01/2038 26 27
6.00%, 03/01/2038 22 24
6.00%, 04/01/2039 104 109
6.00%, 04/01/2054 4,700 4,899
6.00%, 05/01/2054 4,330 4,507
6.00%, 06/01/2054 3,172 3,301
6.00%, 08/01/2054 6,746 6,975
6.00%, 09/01/2054 3,099 3,229
6.00%, 09/01/2054 5,265 5,483
6.00%, 11/01/2054 2,717 2,823
6.50%, 08/01/2028 1 1
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 03/01/2029 $ 5 $ 5
6.50%, 06/01/2031 34 35
6.50%, 12/01/2031 1 1
6.50%, 04/01/2032 3 3
6.50%, 08/01/2032 20 21
6.50%, 02/01/2033 27 28
6.50%, 04/01/2036 1 1
6.50%, 08/01/2036 13 14
6.50%, 08/01/2036 5 6
6.50%, 10/01/2036 9 10
6.50%, 11/01/2036 5 5
6.50%, 07/01/2037 7 8
6.50%, 08/01/2037 98 104
6.50%, 08/01/2037 10 10
6.50%, 02/01/2038 9 10
6.50%, 05/01/2054 3,001 3,142
6.50%, 04/01/2055 2,605 2,742
7.00%, 11/01/2031 22 23
7.50%, 08/01/2032 3 3
$ 385,588
Government National Mortgage Association (GNMA) - 24 .40%
2.00%, 08/20/2050 3,337 2,779
2.00%, 02/20/2051 6,329 5,268
2.50%, 06/20/2050 11,076 9,600
2.50%, 09/20/2051 3,352 2,905
3.00%, 02/20/2047 2,252 2,062
3.00%, 12/20/2051 2,352 2,127
3.50%, 06/20/2043 1,582 1,460
3.50%, 10/20/2047 1,370 1,273
4.00%, 09/15/2041 1,856 1,801
4.00%, 03/15/2044 1,135 1,098
4.00%, 10/20/2052 4,156 3,964
4.50%, 05/20/2052 4,346 4,279
4.50%, 09/20/2052 5,157 5,075
4.50%, 03/20/2053 2,895 2,845
4.50%, 10/20/2054 1,213 1,186
4.50%, 11/20/2054 16,423 16,055
4.50%, 02/20/2056
(f)
15,150 14,792
5.00%, 12/20/2052 7,109 7,137
5.00%, 04/20/2053 11,607 11,649
5.00%, 05/20/2053 5,487 5,515
5.00%, 09/20/2053 4,577 4,596
5.00%, 10/20/2053 4,689 4,706
5.00%, 02/20/2054 2,061 2,069
5.00%, 04/20/2054 6,503 6,519
5.00%, 02/20/2056
(f)
6,435 6,433
5.50%, 07/20/2033 231 238
5.50%, 03/20/2034 256 265
5.50%, 05/20/2035 26 27
5.50%, 03/20/2053 5,316 5,423
5.50%, 06/20/2053 4,692 4,768
5.50%, 08/20/2053 10,897 11,117
5.50%, 02/20/2056
(f)
625 632
6.00%, 10/20/2028 1 —
6.00%, 02/20/2029 7 7
6.00%, 02/15/2033 4 4
6.00%, 07/20/2033 188 196
6.00%, 08/15/2038 23 24
6.50%, 10/20/2028 1 1
6.50%, 03/20/2031 10 11
6.50%, 04/20/2031 8 9
6.50%, 10/15/2031 3 3
6.50%, 07/15/2032 1 1
6.50%, 05/20/2034 151 158
7.00%, 10/15/2027 2 2
7.00%, 04/15/2028 1 1
7.00%, 06/15/2028 19 19

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
7.00%, 12/15/2028 $ 6 $ 6
7.00%, 01/15/2029 8 8
7.00%, 03/15/2029 8 8
7.00%, 04/15/2029 19 19
7.00%, 05/15/2031 1 1
7.50%, 08/15/2029 4 4
7.50%, 10/15/2029 7 7
8.00%, 12/15/2030 1 1
$ 150,153
U.S. Treasury Bill - 1 .17%
3.59%, 02/17/2026
(g)
7,230 7,219
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 563,278
Total Investments $ 645,944
Other Assets and Liabilities -  (4.96)% (30,530)
TOTAL NET ASSETS - 100.00% $ 615,414
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $27,167 or 4.41% of net assets.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security is an Interest Only Strip.
(f) Security was purchased in a "to-be-announced" ("TBA") transaction.
(g) Rate shown is the discount rate of the original purchase.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.59% $ 11,601 $ 35,183 $ 44,825 $ 1,959
$ 11,601 $ 35,183 $ 44,825 $ 1,959
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.59% $ 43 $ — $ — $ —
$ 43 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Treasury Note; March 2026 Short 207 $ 23,148 $ 131
US 2 Year Treasury Note; March 2026 Short 159 33,150 32
US 5 Year Treasury  Note; March 2026 Short 306 33,333 130
US Long Bond; March 2026 Long 34 3,914 (48)
Total $ 245
Amounts in thousands except contracts.

Schedule of Investments
High Yield Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .35 % Shares Held Value (000's)
Money Market Funds - 1 .35%
BlackRock Liquidity FedFund - Institutional Class
3.58%
(a),(b)
4,105,319 $ 4,105
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(b),(c)
83,949,875 83,950
$ 88,055
TOTAL INVESTMENT COMPANIES $ 88,055
COMMON STOCKS - 0 .03 % Shares Held Value (000's)
Electric - 0 .00%
Vistra Energy Corp - Rights
(d),(e)
164,087 $ —
Healthcare - Services - 0 .01%
Sound Inpatient Physicians Inc - Class A
(d),(e)
3,870,585 692
Sound Inpatient Physicians Inc - Class A2
(d),(e)
173,273 173
$ 865
Mining - 0 .00%
Arctic Canadian Diamond Co Ltd
(d),(e),(f)
5,247 220
Burgundy Diamond Mines Ltd
(d),(e),(f)
6,531,458 —
$ 220
Oil & Gas - 0 .02%
Mesquite Energy Inc
(d),(e)
15,341 1,087
Sabine Oil & Gas Holdings Inc
(d),(e)
246 —
$ 1,087
Retail - 0 .00%
Claire's Holdings LLC
(d),(e)
4,036 —
TOTAL COMMON STOCKS $ 2,172
BONDS - 92 .43%
Principal
Amount (000's) Value (000's)
Advertising - 0 .34%
Dotdash Meredith Inc
7.63%, 06/15/2032
(g)
$ 22,390 $ 20,413
Neptune Bidco US Inc
9.50%, 02/15/2033
(g)
1,605 1,634
$ 22,047
Aerospace & Defense - 1 .76%
Bombardier Inc
6.75%, 06/15/2033
(g)
2,910 3,057
7.00%, 06/01/2032
(g)
11,804 12,391
7.25%, 07/01/2031
(g)
13,761 14,610
7.50%, 02/01/2029
(g)
1,824 1,895
8.75%, 11/15/2030
(g)
20,773 22,262
TransDigm Inc
6.00%, 01/15/2033
(g)
30,745 31,326
6.38%, 03/01/2029
(g)
14,100 14,499
6.63%, 03/01/2032
(g)
6,872 7,105
6.75%, 01/31/2034
(g)
6,748 6,984
7.13%, 12/01/2031
(g)
1,400 1,468
$ 115,597
Airlines - 1 .03%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 2,367 2,274
American Airlines Inc
7.25%, 02/15/2028
(g)
91 93
8.50%, 05/15/2029
(g)
2,185 2,280
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(g)
8,871 8,963
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(g),(h)
17,425 17,991
OneSky Flight LLC
8.88%, 12/15/2029
(g)
7,648 8,178
United Airlines 2016-2 Class A Pass Through Trust
3.10%, 04/07/2030 54 52
United Airlines Holdings Inc
5.38%, 03/01/2031
(i)
5,665 5,721
United Airlines Inc
4.38%, 04/15/2026
(g)
160 160
4.63%, 04/15/2029
(g)
21,835 21,815
$ 67,527
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Apparel - 0 .40%
S&S Holdings LLC
8.38%, 10/01/2031
(g)
$ 27,427 $ 26,150
Automobile Manufacturers - 0 .48%
Allison Transmission Inc
5.88%, 12/01/2033
(g)
13,745 13,940
Ford Motor Co
3.25%, 02/12/2032 4,134 3,672
Nissan Motor Co Ltd
4.81%, 09/17/2030
(g)
14,470 13,660
$ 31,272
Automobile Parts & Equipment - 0 .71%
American Axle & Manufacturing Inc
6.88%, 07/01/2028
(h)
13,648 13,663
7.75%, 10/15/2033
(g)
18,865 19,407
Phinia Inc
6.63%, 10/15/2032
(g)
11,460 11,930
6.75%, 04/15/2029
(g)
1,274 1,317
$ 46,317
Banks - 2 .67%
Barclays PLC
5.09%, 06/20/2030
(j)
26,300 26,789
3 Month USD LIBOR + 3.05%
7.63%, 03/15/2035
(j),(k),(l)
11,725 12,637
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
8.00%, 03/15/2029
(h),(j),(k),(l)
21,085 22,541
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
JPMorgan Chase & Co
6.50%, 04/01/2030
(j),(k)
35,370 36,803
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
UBS Group AG
6.63%, 01/08/2031
(g),(j),(k),(l)
9,000 9,050
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.24%
7.00%, 02/10/2030
(g),(j),(k),(l)
35,758 36,531
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
9.25%, 11/13/2028
(g),(j),(k),(l)
27,900 30,461
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
$ 174,812
Building Materials - 2 .17%
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/2033
(g)
25,924 27,266
JH North America Holdings Inc
5.88%, 01/31/2031
(g)
6,715 6,829
6.13%, 07/31/2032
(g)
6,635 6,761
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(g)
8,773 9,010
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(g)
15,495 15,053
Quikrete Holdings Inc
6.38%, 03/01/2032
(g)
15,485 16,059
6.75%, 03/01/2033
(g)
7,865 8,171
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
49,622 49,777
8.88%, 11/15/2031
(g)
3,100 3,305
$ 142,231
Chemicals - 2 .67%
Advancion Sciences Inc
9.25%, PIK 10.00%; 11/01/2026
(g),(m),(n)
10,579 8,675
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g)
21,085 17,395
6.50%, 05/15/2026
(g)
13,405 13,271
12.00%, 02/15/2031
(g)
10,556 8,866

Schedule of Investments
High Yield Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Element Solutions Inc
3.88%, 09/01/2028
(g)
$ 25,703 $ 25,051
Inversion Escrow Issuer LLC
6.75%, 08/01/2032
(g)
17,600 17,433
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g)
1,155 1,123
6.25%, 10/01/2029
(g)
40,530 39,659
7.25%, 06/15/2031
(g)
12,185 12,490
Tronox Inc
4.63%, 03/15/2029
(g)
23,488 18,054
9.13%, 09/30/2030
(g)
2,585 2,550
Vibrantz Technologies Inc
9.00%, 02/15/2030
(g)
28,946 10,710
$ 175,277
Commercial Services - 3 .97%
ADT Security Corp/The
4.13%, 08/01/2029
(g)
14,460 14,088
5.88%, 10/15/2033
(g)
21,280 21,573
Albion Financing 1 SARL / Aggreko Holdings Inc
7.00%, 05/21/2030
(g)
15,990 16,666
Block Inc
6.00%, 08/15/2033
(g)
2,252 2,300
6.50%, 05/15/2032 27,789 28,871
EquipmentShare.com Inc
8.00%, 03/15/2033
(g)
15,345 16,186
8.63%, 05/15/2032
(g)
10,632 11,366
Garda World Security Corp
6.00%, 06/01/2029
(g)
18,173 17,882
6.50%, 01/15/2031
(g)
2,370 2,429
7.75%, 02/15/2028
(g)
27 28
8.25%, 08/01/2032
(g)
150 153
8.38%, 11/15/2032
(g)
20,170 20,708
Herc Holdings Inc
5.75%, 03/15/2031
(g)
4,823 4,857
6.00%, 03/15/2034
(g)
4,823 4,847
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
6.75%, 08/15/2032
(g)
29,425 30,019
Synergy Infrastructure Holdings LLC
7.88%, 12/01/2030
(g)
7,250 7,563
United Rentals North America Inc
3.88%, 02/15/2031 11,480 10,944
4.88%, 01/15/2028 4,136 4,137
5.25%, 01/15/2030 8,650 8,743
Veritiv Operating Co
10.50%, 11/30/2030
(g)
34,653 37,105
$ 260,465
Computers - 1 .69%
McAfee Corp
7.38%, 02/15/2030
(g)
40,110 31,912
NCR Atleos Corp
9.50%, 04/01/2029
(g)
26,470 28,368
Seagate Data Storage Technology Pte Ltd
5.75%, 12/01/2034
(g)
9,660 9,866
8.50%, 07/15/2031
(g)
3,920 4,148
9.63%, 12/01/2032
(g)
15,075 17,041
Virtusa Corp
7.13%, 12/15/2028
(g),(h)
20,062 19,681
$ 111,016
Consumer Products - 0 .32%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(g)
19,232 13,510
10.75%, 06/30/2032
(g)
15,075 7,274
$ 20,784
Cosmetics & Personal Care - 0 .55%
Perrigo Finance Unlimited Co
6.13%, 09/30/2032 36,925 36,317
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 5 .52%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.95%, 03/10/2055
(j)
$ 27,625 $ 28,919
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Credit Acceptance Corp
6.63%, 03/15/2030
(g)
14,598 14,612
9.25%, 12/15/2028
(g)
28,443 29,805
Freedom Mortgage Holdings LLC
7.88%, 04/01/2033
(g)
2,180 2,224
9.13%, 05/15/2031
(g)
44,315 46,853
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(g)
42,755 44,257
Jane Street Group / JSG Finance Inc
6.13%, 11/01/2032
(g)
31,170 31,747
6.75%, 05/01/2033
(g)
16,550 17,214
OneMain Finance Corp
3.50%, 01/15/2027 4,210 4,158
4.00%, 09/15/2030 7,638 7,164
6.63%, 01/15/2028 2,675 2,745
6.63%, 05/15/2029 11,314 11,662
7.13%, 11/15/2031 27,370 28,362
7.13%, 09/15/2032 17,185 17,797
7.50%, 05/15/2031 7,760 8,135
Rfna LP
7.88%, 02/15/2030
(g)
14,805 14,913
Rocket Cos Inc
6.13%, 08/01/2030
(g)
11,530 11,805
6.38%, 08/01/2033
(g)
15,400 15,977
TrueNoord Capital DAC
8.75%, 03/01/2030
(g)
21,507 22,684
Vericast Corp
12.50%, 12/15/2027
(g)
800 826
$ 361,859
Electric - 4 .66%
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(g)
44,155 44,031
Clearway Energy Operating LLC
3.75%, 02/15/2031
(g)
35,612 33,352
5.75%, 01/15/2034
(g)
12,290 12,335
Lightning Power LLC
7.25%, 08/15/2032
(g)
44,485 47,350
NextEra Energy Capital Holdings Inc
6.70%, 09/01/2054
(j)
26,013 26,858
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
NRG Energy Inc
5.75%, 01/15/2034
(g)
18,069 18,189
6.00%, 01/15/2036
(g)
18,069 18,258
10.25%, 03/15/2028
(g),(j),(k)
12,125 13,352
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.92%
Talen Energy Supply LLC
6.25%, 02/01/2034
(g)
9,910 10,043
6.50%, 02/01/2036
(g)
9,910 10,160
Vistra Corp
7.00%, 12/15/2026
(g),(j),(k)
16,889 17,144
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
21,107 20,843
VoltaGrid LLC
7.38%, 11/01/2030
(g)
33,390 33,818
$ 305,733
Engineering & Construction - 0 .38%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
25,003 25,055

Schedule of Investments
High Yield Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 3 .31%
Allwyn Entertainment Financing UK PLC
7.88%, 04/30/2029
(g)
$ 8,356 $ 8,700
Caesars Entertainment Inc
6.00%, 10/15/2032
(g),(h)
18,560 18,056
6.50%, 02/15/2032
(g)
30,505 31,192
Churchill Downs Inc
4.75%, 01/15/2028
(g),(h)
240 239
5.75%, 04/01/2030
(g)
28,560 28,715
6.75%, 05/01/2031
(g)
210 217
Cinemark USA Inc
5.25%, 07/15/2028
(g)
18,440 18,422
7.00%, 08/01/2032
(g)
40,555 41,963
Starz Capital Holdings LLC
5.50%, 04/15/2029
(g)
10,420 8,493
Warnermedia Holdings Inc
5.05%, 03/15/2042 37,098 26,061
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
5.13%, 10/01/2029
(g)
104 104
6.25%, 03/15/2033
(g)
17,075 17,397
7.13%, 02/15/2031
(g)
15,966 17,202
$ 216,761
Environmental Control - 0 .47%
Madison IAQ LLC
4.13%, 06/30/2028
(g)
18,265 18,046
Waste Pro USA Inc
7.00%, 02/01/2033
(g)
12,610 12,955
$ 31,001
Food - 3 .66%
Albertsons Cos Inc
5.63%, 03/31/2032
(g),(i)
16,770 16,753
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(g)
11,785 11,311
4.63%, 01/15/2027
(g)
8,270 8,264
5.50%, 03/31/2031
(g)
6,295 6,306
6.25%, 03/15/2033
(g)
4,740 4,840
B&G Foods Inc
5.25%, 09/15/2027
(h)
11,625 11,234
8.00%, 09/15/2028
(g),(h)
25,432 24,002
Chobani Holdco II LLC
8.75%, PIK 9.50%; 10/01/2029
(g),(m),(n)
5,741 6,119
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(g)
13,095 13,028
7.63%, 07/01/2029
(g)
12,484 12,984
Fiesta Purchaser Inc
7.88%, 03/01/2031
(g)
3,744 3,851
9.63%, 09/15/2032
(g)
24,490 24,774
Ingles Markets Inc
4.00%, 06/15/2031
(g)
16,872 15,967
Pilgrim's Pride Corp
3.50%, 03/01/2032 14,595 13,489
4.25%, 04/15/2031 15,060 14,680
Post Holdings Inc
4.63%, 04/15/2030
(g)
28,739 28,064
6.25%, 10/15/2034
(g)
2,870 2,890
6.50%, 03/15/2036
(g)
1,925 1,927
Viking Baked Goods Acquisition Corp
8.63%, 11/01/2031
(g)
19,520 19,329
$ 239,812
Forest Products & Paper - 0 .35%
Mercer International Inc
5.13%, 02/01/2029 21,090 13,032
12.88%, 10/01/2028
(g)
5,860 4,284
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(g)
5,381 5,596
$ 22,912
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products - 0 .32%
Medline Borrower LP
3.88%, 04/01/2029
(g)
$ 18,470 $ 18,059
5.25%, 10/01/2029
(g)
3,085 3,090
$ 21,149
Healthcare - Services - 3 .69%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
41,537 39,878
7.38%, 03/15/2033
(g),(h)
3,775 3,729
CHS/Community Health Systems Inc
5.25%, 05/15/2030
(g)
5,360 5,054
6.00%, 01/15/2029
(g)
24,651 24,584
Concentra Health Services Inc
6.88%, 07/15/2032
(g)
22,130 23,170
Global Medical Response Inc
7.38%, 10/01/2032
(g)
10,145 10,490
IQVIA Inc
6.25%, 06/01/2032
(g)
16,860 17,517
LifePoint Health Inc
8.38%, 02/15/2032
(g)
18,520 20,124
Molina Healthcare Inc
3.88%, 11/15/2030
(g)
10,825 9,985
3.88%, 05/15/2032
(g)
10,385 9,345
4.38%, 06/15/2028
(g)
4,508 4,428
6.25%, 01/15/2033
(g)
6,742 6,789
Tenet Healthcare Corp
5.50%, 11/15/2032
(g)
16,520 16,690
6.13%, 06/15/2030 30,511 31,137
6.75%, 05/15/2031 18,165 18,867
$ 241,787
Holding Companies - Diversified - 0 .19%
Clue Opco LLC
9.50%, 10/15/2031
(g),(h)
11,510 12,203
Home Builders - 1 .80%
Adams Homes Inc
9.25%, 10/15/2028
(g)
23,814 24,838
Century Communities Inc
3.88%, 08/15/2029
(g)
18,585 17,687
6.63%, 09/15/2033
(g)
5,370 5,439
Dream Finders Homes Inc
6.88%, 09/15/2030
(g)
8,950 9,065
8.25%, 08/15/2028
(g)
16,133 16,585
Forestar Group Inc
6.50%, 03/15/2033
(g)
11,530 11,789
K Hovnanian Enterprises Inc
8.00%, 04/01/2031
(g)
3,755 3,847
8.38%, 10/01/2033
(g)
11,735 11,993
LGI Homes Inc
4.00%, 07/15/2029
(g)
248 228
7.00%, 11/15/2032
(g),(h)
17,201 16,776
$ 118,247
Housewares - 0 .49%
Newell Brands Inc
8.50%, 06/01/2028
(g)
30,539 32,018
Insurance - 0 .42%
Asurion LLC and Asurion Co-Issuer Inc
8.00%, 12/31/2032
(g)
14,905 15,573
8.38%, 02/01/2034
(g)
11,755 11,884
$ 27,457
Internet - 0 .47%
Gen Digital Inc
6.25%, 04/01/2033
(g)
19,347 19,440
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
16,256 11,280
$ 30,720

Schedule of Investments
High Yield Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies - 0 .98%
HA Sustainable Infrastructure Capital Inc
8.00%, 06/01/2056
(j)
$ 18,068 $ 18,954
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.30%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
1,970 1,961
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 35,170 31,044
10.00%, 11/15/2029
(g)
11,960 12,072
$ 64,031
Iron & Steel - 0 .71%
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(g)
10,100 9,938
4.88%, 03/01/2031
(g)
60 58
6.75%, 04/15/2030
(g)
80 82
6.88%, 11/01/2029
(g)
60 62
7.00%, 03/15/2032
(g)
5,880 6,034
7.38%, 05/01/2033
(g)
15,755 16,441
Commercial Metals Co
5.75%, 11/15/2033
(g)
3,250 3,304
6.00%, 12/15/2035
(g)
5,150 5,262
Specialty Steel
12.00%, 11/15/2033
(e),(f)
8,096 5,260
$ 46,441
Leisure Products & Services - 1 .40%
Life Time Inc
6.00%, 11/15/2031
(g)
23,361 23,952
Lindblad Expeditions LLC
7.00%, 09/15/2030
(g)
3,290 3,434
NCL Corp Ltd
6.25%, 03/01/2030
(g)
19,980 20,421
6.25%, 09/15/2033
(g)
1,225 1,232
6.75%, 02/01/2032
(g)
5,000 5,124
7.75%, 02/15/2029
(g)
83 89
NCL Finance Ltd
6.13%, 03/15/2028
(g)
13,170 13,537
Patrick Industries Inc
4.75%, 05/01/2029
(g)
10,718 10,610
6.38%, 11/01/2032
(g)
12,870 13,172
$ 91,571
Lodging - 1 .59%
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.63%, 01/15/2032
(g)
33,150 33,885
Station Casinos LLC
4.50%, 02/15/2028
(g),(h)
100 100
4.63%, 12/01/2031
(g),(h)
1,425 1,368
6.63%, 03/15/2032
(g)
35,673 36,487
Wynn Macau Ltd
5.13%, 12/15/2029
(g)
73 73
5.50%, 10/01/2027
(g)
40 40
5.63%, 08/26/2028
(g)
32,585 32,518
$ 104,471
Machinery - Diversified - 0 .50%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(g)
30,973 32,998
Media - 7 .16%
AMC Networks Inc
10.25%, 01/15/2029
(g)
28,990 30,228
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 01/15/2034
(g),(h)
5,300 4,477
4.50%, 08/15/2030
(g),(h)
11,739 11,033
4.50%, 06/01/2033
(g)
12,955 11,335
4.75%, 03/01/2030
(g)
10,475 10,007
4.75%, 02/01/2032
(g)
29,462 26,910
5.00%, 02/01/2028
(g)
1,325 1,318
5.13%, 05/01/2027
(g)
6,625 6,628
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp
(continued)
7.00%, 02/01/2033
(g)
$ 9,546 $ 9,638
CSC Holdings LLC
4.50%, 11/15/2031
(g)
30,900 18,744
5.50%, 04/15/2027
(g)
2,450 2,162
6.50%, 02/01/2029
(g)
22,355 14,314
11.25%, 05/15/2028
(g)
6,211 4,978
Directv Financing LLC
8.88%, 02/01/2030
(g)
28,976 29,355
8.88%, 02/01/2030
(g)
13,858 14,031
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
4,069 4,089
10.00%, 02/15/2031
(g)
15,145 15,601
Discovery Communications LLC
4.13%, 05/15/2029 21,311 20,701
DISH DBS Corp
5.25%, 12/01/2026
(g)
17,388 16,899
DISH Network Corp
11.75%, 11/15/2027
(g)
40,748 42,172
iHeartCommunications Inc
4.75%, 01/15/2028
(g)
14,594 13,280
7.75%, 08/15/2030
(g)
7,754 6,639
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(g)
25,428 16,910
McGraw-Hill Education Inc
7.38%, 09/01/2031
(g)
19,415 20,411
Scripps Escrow II Inc
3.88%, 01/15/2029
(g)
20,410 18,836
Sinclair Television Group Inc
8.13%, 02/15/2033
(g)
22,925 23,714
Virgin Media Finance PLC
5.00%, 07/15/2030
(g)
18,741 16,375
Virgin Media O2 Vendor Financing Notes VI DAC
8.50%, 03/15/2033
(g),(h)
11,800 11,697
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(g)
12,925 12,925
VZ Secured Financing BV
5.00%, 01/15/2032
(g)
10,000 9,030
Ziggo BV
4.88%, 01/15/2030
(g)
26,155 24,692
$ 469,129
Metal Fabrication & Hardware - 0 .58%
Park-Ohio Industries Inc
8.50%, 08/01/2030
(g)
12,491 12,828
TMS International Corp/DE
6.25%, 04/15/2029
(g)
25,550 24,911
$ 37,739
Mining - 1 .81%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(e),(g)
10,457 104
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(g)
400 424
11.50%, 10/01/2031
(g)
725 799
First Quantum Minerals Ltd
7.25%, 02/15/2034
(g)
9,145 9,608
8.00%, 03/01/2033
(g)
9,110 9,776
8.63%, 06/01/2031
(g)
17,095 17,957
Hudbay Minerals Inc
6.13%, 04/01/2029
(g)
8,405 8,482
IAMGOLD Corp
5.75%, 10/15/2028
(g)
19,263 19,341
New Gold Inc
6.88%, 04/01/2032
(g)
13,645 14,497
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(g)
15,820 —

Schedule of Investments
High Yield Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Taseko Mines Ltd
8.25%, 05/01/2030
(g)
$ 35,407 $ 37,582
$ 118,570
Oil & Gas - 4 .73%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(g)
28,032 29,498
APA Corp
5.25%, 02/01/2042 4,094 3,387
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
6.63%, 10/15/2032
(g)
34,165 35,408
6.63%, 07/15/2033
(g)
1,930 1,999
9.00%, 11/01/2027
(g)
9,300 11,457
Chord Energy Corp
6.00%, 10/01/2030
(g)
13,870 14,140
6.75%, 03/15/2033
(g)
34,125 35,376
Crescent Energy Finance LLC
8.38%, 01/15/2034
(g)
9,939 10,033
DBR Land Holdings LLC
6.25%, 12/01/2030
(g)
10,545 10,802
Matador Resources Co
6.25%, 04/15/2033
(g)
32,995 33,254
Northern Oil & Gas Inc
7.88%, 10/15/2033
(g)
31,760 32,066
Permian Resources Operating LLC
6.25%, 02/01/2033
(g)
28,655 29,519
Sunoco LP
5.88%, 03/15/2034
(g)
24,675 24,741
Sunoco LP / Sunoco Finance Corp
4.50%, 04/30/2030 31,585 30,840
Transocean International Ltd
7.88%, 10/15/2032
(g)
6,865 7,241
$ 309,761
Oil & Gas Services - 1 .26%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
44,261 44,373
Archrock Services LP / Archrock Partners Finance
Corp
6.00%, 02/01/2034
(g)
27,555 27,534
Enerflex Inc
6.88%, 01/15/2031
(g)
10,185 10,526
$ 82,433
Packaging & Containers - 2 .29%
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(g)
16,537 16,523
6.75%, 07/15/2030
(g)
16,000 16,564
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
2,205 2,224
6.75%, 04/15/2032
(g)
13,515 13,620
6.88%, 01/15/2030
(g)
14,990 15,185
8.75%, 04/15/2030
(g)
20,469 20,484
Crown Americas LLC
5.88%, 06/01/2033
(g)
9,135 9,344
LABL Inc
5.88%, 11/01/2028
(g)
10,046 4,571
8.63%, 10/01/2031
(g)
23,035 10,481
9.50%, 11/01/2028
(g)
8,927 4,062
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2030
(g)
12,255 12,485
9.25%, 04/15/2030
(g)
24,885 24,479
$ 150,022
Pharmaceuticals - 2 .60%
1261229 BC Ltd
10.00%, 04/15/2032
(g)
21,845 22,419
Accendra Health Inc
4.50%, 03/31/2029
(g),(h)
20,592 13,548
6.63%, 04/01/2030
(g)
1,840 1,035
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AdaptHealth LLC
5.13%, 03/01/2030
(g)
$ 31,501 $ 30,591
BellRing Brands Inc
7.00%, 03/15/2030
(g)
19,140 19,667
Endo Finance Holdings LP
8.50%, 04/15/2031
(g)
34,096 36,077
Jazz Securities DAC
4.38%, 01/15/2029
(g)
47,640 46,874
$ 170,211
Pipelines - 3 .92%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(g)
17,110 17,140
5.75%, 10/15/2033
(g)
15,535 15,704
6.63%, 02/01/2032
(g)
92 96
Energy Transfer LP
6.50%, 02/15/2056
(j)
52,775 52,778
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Harvest Midstream I LP
7.50%, 05/15/2032
(g)
28,683 29,960
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
33,681 32,900
Venture Global LNG Inc
8.38%, 06/01/2031
(g),(h)
28,205 28,848
9.00%, 09/30/2029
(g),(j),(k)
16,460 14,480
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.44%
9.50%, 02/01/2029
(g)
29,790 31,722
Venture Global Plaquemines LNG LLC
6.75%, 01/15/2036
(g)
22,830 23,932
7.75%, 05/01/2035
(g)
8,655 9,651
$ 257,211
REITs - 4 .49%
Arbor Realty SR Inc
7.88%, 07/15/2030
(g)
17,790 16,320
8.50%, 12/15/2028
(g),(h)
13,650 13,301
EF Holdco / EF Cayman Hold / Ellington Fin REIT
Cayman/TRS / EF Cayman Non-MTM
7.38%, 09/30/2030
(g)
14,380 14,534
Iron Mountain Inc
4.50%, 02/15/2031
(g)
44,606 42,626
4.88%, 09/15/2029
(g)
230 227
5.25%, 07/15/2030
(g)
6,345 6,283
6.25%, 01/15/2033
(g)
6,781 6,852
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(g)
150 144
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(g)
39,082 38,756
7.00%, 07/15/2031
(g)
18,850 19,998
MPT Operating Partnership LP / MPT Finance Corp
3.50%, 03/15/2031 22,150 16,413
8.50%, 02/15/2032
(g)
6,340 6,792
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
17,003 16,633
5.88%, 10/01/2028
(g)
60 60
7.00%, 02/01/2030
(g)
14,275 14,707
RHP Hotel Properties LP / RHP Finance Corp
6.50%, 06/15/2033
(g)
12,665 13,128
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(g)
36,090 34,373

Schedule of Investments
High Yield Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
XHR LP
4.88%, 06/01/2029
(g)
$ 30,553 $ 30,119
6.63%, 05/15/2030
(g)
2,634 2,720
$ 293,986
Retail - 5 .09%
Bath & Body Works Inc
6.63%, 10/01/2030
(g)
17,275 17,691
6.75%, 07/01/2036 11,370 11,344
6.88%, 11/01/2035 120 121
6.95%, 03/01/2033 2,750 2,741
Carvana Co
9.00%, 06/01/2030
(g),(m)
29,415 30,671
14.00%, 06/01/2031
(g),(m)
412 453
Ferrellgas LP / Ferrellgas Finance Corp
9.25%, 01/15/2031
(g)
13,700 14,162
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(g)
45,420 43,927
6.75%, 01/15/2030
(g)
7,248 6,854
Gap Inc/The
3.63%, 10/01/2029
(g)
9,220 8,769
3.88%, 10/01/2031
(g)
11,476 10,639
Macy's Retail Holdings LLC
4.50%, 12/15/2034 6,445 5,805
5.88%, 03/15/2030
(g)
4,863 4,913
6.13%, 03/15/2032
(g)
21,953 22,189
6.38%, 03/15/2037 30 28
6.70%, 07/15/2034
(g)
130 127
7.38%, 08/01/2033
(g)
9,160 9,673
Michaels Cos Inc/The
7.88%, 05/01/2029
(g)
20,530 20,003
Park River Holdings Inc
8.00%, 03/15/2031
(g)
13,211 13,613
8.75%, 12/31/2030
(g)
17,197 17,081
PetSmart LLC / PetSmart Finance Corp
7.50%, 09/15/2032
(g)
21,525 22,073
10.00%, 09/15/2033
(g)
9,400 9,781
Specialty Building Products Holdings LLC / SBP
Finance Corp
7.75%, 10/15/2029
(g)
15,622 15,570
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(g),(h)
42,900 45,161
$ 333,389
Savings & Loans - 0 .00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e)
3,500 —
0.00%, 01/15/2013
(d)
3,000 —
0.00%, 01/15/2015
(d),(e)
2,000 —
$ —
Semiconductors - 1 .01%
ams-OSRAM AG
12.25%, 03/30/2029
(g)
31,639 33,618
Kioxia Holdings Corp
6.25%, 07/24/2030
(g)
6,800 7,025
6.63%, 07/24/2033
(g)
24,245 25,317
$ 65,960
Software - 1 .12%
Cloud Software Group Inc
6.50%, 03/31/2029
(g)
440 437
6.63%, 08/15/2033
(g)
15,195 14,566
9.00%, 09/30/2029
(g)
37,680 38,048
CoreWeave Inc
9.25%, 06/01/2030
(g),(h)
20,660 20,338
$ 73,389
Telecommunications - 4 .74%
Altice Financing SA
5.00%, 01/15/2028
(g)
24,088 17,487
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Altice France SA
6.50%, 04/15/2032
(g)
$ 9,375 $ 9,157
9.50%, 11/01/2029
(g)
32,466 33,319
Cipher Compute LLC
7.13%, 11/15/2030
(g)
14,855 15,307
Connect Finco SARL / Connect US Finco LLC
9.00%, 09/15/2029
(g)
22,820 24,220
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(g)
27,066 28,141
EchoStar Corp
10.75%, 11/30/2029 45,474 49,850
Frontier Communications Holdings LLC
5.88%, 11/01/2029 10,710 10,807
Level 3 Financing Inc
7.00%, 03/31/2034
(g)
19,538 20,238
8.50%, 01/15/2036
(g)
18,025 18,453
Uniti Group LP / Uniti Group Finance 2019 Inc /
CSL Capital LLC
8.63%, 06/15/2032
(g)
12,475 12,596
Uniti Services LLC
7.50%, 10/15/2033
(g)
4,426 4,570
Viasat Inc
7.50%, 05/30/2031
(g)
10,785 10,473
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
27,375 26,019
Vmed O2 UK Financing I PLC
4.75%, 07/15/2031
(g)
625 571
6.75%, 01/15/2033
(g)
7,129 6,952
Windstream Services LLC / Windstream Escrow
Finance Corp
8.25%, 10/01/2031
(g)
6,950 7,280
Zayo Group Holdings Inc
9.25%, PIK 0.00%; 03/09/2030
(g),(m),(n)
15,791 15,419
$ 310,859
Textiles - 0 .20%
Eagle Intermediate Global Holding BV/Eagle US
Finance LLC
7.50%, 03/31/2026
(g),(m)
8,073 3,633
Linx Capital Ltd
15.20%, 03/31/2026
(g),(m)
EUR 8,983 9,583
$ 13,216
Transportation - 1 .76%
Brightline East LLC
11.00%, 01/31/2030
(g)
$ 9,771 2,689
Eletson Holdings Inc - Escrow
0.00%, 01/15/2022
(d),(e)
18,905 —
Navios Maritime Partners LP
7.75%, 11/07/2030
(g)
7,600 7,667
Navios South American Logistics Inc
8.88%, 07/14/2030
(g)
15,000 15,467
SFL Corp Ltd
7.25%, 05/12/2026
(g)
8,200 8,198
7.75%, 01/29/2030
(g)
23,600 23,974
8.25%, 04/19/2028 10,200 10,448
8.88%, 02/01/2027 8,700 8,874
Watco Cos LLC / Watco Finance Corp
7.13%, 08/01/2032
(g)
36,405 38,163
$ 115,480
TOTAL BONDS $ 6,057,393
CONVERTIBLE BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Food - 0 .00%
Fresh Express Delivery Holding Group Co Ltd
- Escrow
0.00%, 11/09/2009
(d),(e)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e)
CNH 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —

Schedule of Investments
High Yield Fund
January 31, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
- 4 .75%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .05%
TransDigm Inc ; Term Loan J
6.17%, 02/28/2031 $ 3,505 $ 3,502
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0 .27%
AAdvantage Loyalty IP Ltd ; Term Loan B
5.92%, 04/20/2028 12,408 12,408
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
6.92%, 05/07/2032 4,963 4,967
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 17,375
Building Materials - 0 .09%
Quikrete Holdings Inc ; Term Loan B3
5.92%, 02/10/2032 5,684 5,679
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Chemicals - 0 .43%
Advancion Holdings LLC ; Term Loan
11.52%, 11/24/2028 25,457 22,784
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Consolidated Energy Finance SA ; Term Loan B
8.27%, 11/15/2030 6,435 5,594
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 28,378
Commercial Services - 0 .33%
Aggreko Holdings Inc ; Term Loan B
6.87%, 05/21/2031 5,099 5,068
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Shift4 Payments LLC ; Term Loan B
0.00%, 07/02/2032
(o)
1,965 1,975
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
5.65%, 06/30/2032 3,975 3,995
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Veritiv Operating Co ; Term Loan B
7.67%, 11/30/2030 10,488 10,252
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 21,290
Computers - 0 .15%
McAfee Corp ; Term Loan B1
6.67%, 03/01/2029 11,407 10,067
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Consumer Products - 0 .13%
Kronos Acquisition Holdings Inc ; Term Loan B
7.67%, 06/27/2031 11,875 8,170
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Food - 0 .17%
Fiesta Purchaser Inc ; Term Loan B
6.42%, 02/12/2031 11,584 11,226
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Forest Products & Paper - 0 .04%
Spectrum Group Buyer Inc ; Term Loan B
10.17%, 05/19/2028 2,794 2,610
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 0 .24%
LifePoint Health Inc ; Term Loan B
7.42%, 05/16/2031 $ 15,474 $ 15,458
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Insurance - 0 .10%
Asurion LLC ; Term Loan B4
9.04%, 01/20/2029 6,824 6,814
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Internet - 0 .06%
iliad SA ; Term Loan
6.42%, 02/01/2029 3,950 3,940
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Investment Companies - 0 .12%
Teide Ltd ; PIK Term Loan
0.00%, PIK 10.00%; 08/01/2026
(n)
EUR 15,896 7,725
Lodging - 0 .06%
Fertitta Entertainment LLC/NV ; Term Loan B
6.92%, 01/27/2029 $ 4,157 4,145
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Machinery - Diversified - 0 .16%
TK Elevator US Newco Inc ; Term Loan B
6.95%, 04/30/2030 10,759 10,777
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Media - 0 .38%
Directv Financing LLC ; Term Loan B
9.17%, 02/15/2031 4,373 4,370
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
iHeartCommunications Inc ; Term Loan
9.56%, 05/01/2029 16,180 14,775
CME Term Secured Overnight Financing
Rate 1 Month + 5.78%
Numericable US LLC ; Term Loan B11
7.80%, 04/30/2028 6,046 6,039
CME Term Secured Overnight Financing
Rate 1 Month + 4.13%
SportsNet New York
0.00%, 04/15/2031
(d),(e)
4,559 —
$ 25,184
Metal Fabrication & Hardware - 0 .15%
TMS International Corp/DE ; Term Loan B7
7.17%, 03/02/2030 9,821 9,796
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%, CME Term Secured
Overnight Financing Rate 3 Month + 3.50%
Mining - 0 .22%
Arctic Canadian Diamond Co Ltd
10.27%, 06/30/2026
(e)
3,770 1,652
Arsenal AIC Parent LLC ; Term Loan B
6.42%, 08/18/2030 12,918 12,930
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 14,582
Oil & Gas Services - 0 .17%
Deep Blue Operating I LLC ; Term Loan B
6.44%, 10/01/2032 11,420 11,442
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Packaging & Containers - 0 .15%
Clydesdale Acquisition Holdings Inc ; Term Loan B
6.92%, 03/26/2032 6,648 6,609
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%

Schedule of Investments
High Yield Fund
January 31, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co ; Term
Loan B
7.23%, 04/15/2030 $ 3,291 $ 3,206
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 9,815
Pharmaceuticals - 0 .74%
1261229 BC Ltd ; Term Loan B
9.92%, 10/08/2030 43,446 42,310
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Endo Finance Holdings LP ; Term Loan B
7.42%, 04/23/2031 5,992 5,994
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 48,304
Retail - 0 .37%
IRB Holding Corp ; Term Loan B
6.17%, 12/15/2030 15,632 15,622
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Michaels Cos Inc/The ; Term Loan
0.00%, 05/15/2028
(o)
6,240 6,175
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Victra Holdings LLC ; Term Loan B
7.42%, 03/30/2029 2,377 2,375
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 24,172
Telecommunications - 0 .17%
Zayo Group Holdings Inc ; PIK Term Loan
6.79%, PIK 0.50%; 03/11/2030
(n)
11,279 10,845
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 311,296
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0 .61%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0 .61%
3.88%, 04/30/2030 $ 40,000 $ 40,200
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 40,200
Total Investments $ 6,499,116
Other Assets and Liabilities -  0.83% 54,686
TOTAL NET ASSETS - 100.00% $ 6,553,802
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $40,015 or
0.61% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,300,534 or 80.88% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $38,280 or 0.58% of net assets.
(i) Security purchased on a when-issued basis.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(l) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $111,220 or 1.70% of net assets.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) This Senior Floating Rate Note will settle after January 31, 2026, at which time the interest rate will be determined.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.59% $ 260,621 $ 495,622 $ 672,293 $ 83,950
$ 260,621 $ 495,622 $ 672,293 $ 83,950
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.59% $ 855 $ — $ — $ —
$ 855 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 03/03/2025 $ — $ 220 0.00%
Burgundy Diamond Mines Ltd 03/03/2025 1,090 — 0.00%
Specialty Steel   12.00%, 11/15/2033 08/11/2025 7,106 5,260 0.08%
Total $ 5,480 0.08%
Amounts in thousands.

Schedule of Investments
High Yield Fund
January 31, 2026 (unaudited)
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
RBC Dominon Securities Corp 02/13/2026 GBP 8 $ 11 $ — $ —
RBC Dominon Securities Corp 02/13/2026 $ 21,444 EUR 18,331 — (293)
RBC Dominon Securities Corp 02/13/2026 $ 57 GBP 42 — (1)
Total $ — $ (294)
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5.33% Shares Held Value (000's)
Money Market Funds - 5.33%
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(b)
120,822,440 $ 120,822
TOTAL INVESTMENT COMPANIES $ 120,822
BONDS - 1.69%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0.04%
BX Trust 2024-VLT4
5.17%, 06/15/2041
(c)
$ 892 $ 893
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
Ginnie Mae
1.60%, 03/16/2047
(d),(e)
62 —
$ 893
Mortgage Backed Securities - 1.33%
A&D Mortgage Trust 2024-NQM5
5.70%, 11/25/2069
(c)
1,740 1,757
Angel Oak Mortgage Trust 2025-2
5.64%, 02/25/2070
(c),(e)
2,002 2,024
Barclays Mortgage Loan Trust 2025-NQM3
5.64%, 05/25/2065
(c),(e)
2,439 2,468
BRAVO Residential Funding Trust 2023-NQM3
4.85%, 09/25/2062
(c),(e)
1,315 1,317
COLT 2024-6 Mortgage Loan Trust
5.39%, 11/25/2069
(c),(e)
1,169 1,178
Cross 2024-H7 Mortgage Trust
5.59%, 11/25/2069
(c),(e)
1,574 1,589
Cross 2025-H1 Mortgage Trust
5.74%, 02/25/2070
(c),(e)
2,111 2,138
CSMC 2022-NQM5 Trust
5.17%, 05/25/2067
(c),(e)
2,043 2,042
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066
(c),(e)
1,691 1,433
Fannie Mae REMIC Trust 2004-W5
4.26%, 02/25/2047 8 8
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
GCAT 2021-NQM4 Trust
1.09%, 08/25/2066
(c),(e)
2,045 1,731
HOMES 2025-AFC1 Trust
5.73%, 01/25/2060
(c),(e)
1,146 1,160
HOMES 2025-AFC2 Trust
5.47%, 06/25/2060
(c),(e)
2,426 2,451
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
4.21%, 04/25/2037 1,197 420
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.53%
Morgan Stanley Residential Mortgage Loan Trust
2025-NQM1
5.74%, 11/25/2069
(c),(e)
1,141 1,156
NYMT Loan Trust 2024-INV1
5.38%, 06/25/2069
(c),(e)
1,908 1,922
PRPM 2025-NQM1 Trust
5.80%, 11/25/2069
(c),(e)
1,682 1,700
PRPM 2025-NQM3 Trust
5.61%, 05/25/2070
(c),(e)
1,908 1,927
SG Residential Mortgage Trust 2021-1
1.16%, 07/25/2061
(c),(e)
2,063 1,752
$ 30,173
Other Asset Backed Securities - 0.32%
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(c)
1,990 2,005
Progress Residential 2022-SFR7 Trust
5.50%, 10/27/2039
(c)
3,320 3,318
Tricon Residential 2024-SFR2 Trust
6.00%, 06/17/2040
(c)
1,805 1,824
$ 7,147
TOTAL BONDS $ 38,213
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 94.31%
Principal
Amount (000's) Value (000's)
U.S. Treasury Inflation-Indexed Obligations - 94.31%
0.13%, 04/15/2027 $ 7,921 $ 7,840
0.13%, 01/15/2030 55,707 53,442
0.13%, 07/15/2030 68,430 65,363
0.13%, 01/15/2031 83,721 78,990
0.13%, 07/15/2031 70,050 65,696
0.13%, 01/15/2032 77,423 71,574
0.13%, 02/15/2051 24,868 13,412
0.13%, 02/15/2052 30,523 16,075
0.25%, 07/15/2029 54,873 53,489
0.25%, 02/15/2050 25,347 14,572
0.38%, 07/15/2027 42,963 42,827
0.50%, 01/15/2028 62,065 61,552
0.63%, 07/15/2032 79,779 75,613
0.63%, 02/15/2043 26,384 19,702
0.75%, 07/15/2028 56,328 56,217
0.75%, 02/15/2042 44,469 34,705
0.75%, 02/15/2045 35,008 25,545
0.88%, 01/15/2029 44,379 44,142
0.88%, 02/15/2047 21,933 15,803
1.00%, 02/15/2046 20,390 15,367
1.00%, 02/15/2048 17,961 13,110
1.00%, 02/15/2049 16,616 11,943
1.13%, 10/15/2030 75,698 75,338
1.13%, 01/15/2033 76,451 74,050
1.25%, 04/15/2028 70,665 71,012
1.38%, 07/15/2033 78,825 77,521
1.38%, 02/15/2044 35,175 29,490
1.50%, 02/15/2053 26,442 20,568
1.63%, 10/15/2027 54,577 55,430
1.63%, 10/15/2029 73,146 74,611
1.63%, 04/15/2030 71,542 72,615
1.75%, 01/15/2028 21,335 21,670
1.75%, 01/15/2034 82,277 82,449
1.88%, 07/15/2034 83,276 84,236
1.88%, 07/15/2035
(f)
95,159 95,454
1.88%, 01/15/2036 32,005 31,884
2.13%, 04/15/2029 71,330 73,541
2.13%, 01/15/2035
(f)
95,891 98,231
2.13%, 02/15/2040 4,208 4,175
2.13%, 02/15/2041 17,500 17,181
2.13%, 02/15/2054 35,158 31,512
2.38%, 10/15/2028 67,138 69,752
2.38%, 02/15/2055 21,370 20,243
2.50%, 01/15/2029 24,771 25,802
3.38%, 04/15/2032 11,496 12,791
3.63%, 04/15/2028 27,625 29,188
3.88%, 04/15/2029 29,116 31,615
$ 2,137,338
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 2,137,338
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.00% $ 25
Total Investments $ 2,296,398
Other Assets and Liabilities -  (1.33)% (30,122)
TOTAL NET ASSETS - 100.00% $ 2,266,276
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $37,785 or 1.67% of net assets.
(d) Security is an Interest Only Strip.

Schedule of Investments
Inflation Protection Fund
January 31, 2026 (unaudited)
See accompanying notes.

(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $753 or 0.03% of net assets.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.59% $ 38,852 $ 220,659 $ 138,689 $ 120,822
$ 38,852 $ 220,659 $ 138,689 $ 120,822
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.59% $ 110 $ — $ — $ —
$ 110 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference    Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Premiums
Paid Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Annual 3.00% Annual $ 50,020 3.00% 06/08/2026 $ 62 $ 25 $ (37)
Total $ 62 $ 25 $ (37)
Written Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference  Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Premiums
Received Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest
Rate Swap
Citigroup Inc 2.50% Annual Secured
Overnight
Financing Rate
Annual $ 50,020 2.50% 06/08/2026 $ (23) $ (6) $ 17
Call - 10 Year Interest
Rate Swap
Deutsche Bank
AG
3.20% Annual Secured
Overnight
Financing Rate
Annual 3,886 3.20% 12/16/2026 (27) (16) 11
Call - 10 Year Interest
Rate Swap
JPMorgan
Chase
Secured
Overnight
Financing Rate
Annual 3.60% Annual 5,167 3.60% 02/17/2026 (19) (1) 18
Put - 1 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Annual 3.50% Annual 50,020 3.50% 06/08/2026 (48) (23) 25
Put - 10 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Annual 4.60% Annual 3,886 4.60% 12/16/2026 (32) (23) 9
Put - 10 Year Interest
Rate Swap
JPMorgan
Chase
Secured
Overnight
Financing Rate
Annual 4.00% Annual 18,793 4.00% 04/23/2026 (115) (110) 5
Put - 10 Year Interest
Rate Swap
JPMorgan
Chase
Secured
Overnight
Financing Rate
Annual 4.00% Annual 5,167 4.00% 02/17/2026 (20) (4) 16
Put - 2 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Annual 4.30% Annual 108,324 4.30% 09/20/2027 (301) (229) 72
Put - 2 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Annual 4.00% Annual 21,070 4.00% 12/08/2027 (96) (85) 11
Put - 2 Year Interest
Rate Swap
Deutsche Bank
AG
4.50% Annual Secured
Overnight
Financing Rate
Annual 61,290 4.50% 12/16/2027 (155) (130) 25
Total $ (836) $ (627) $ 209
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month Secured Overnight Financing Rate; December 2026 Short 7 $ 1,695 $ (1)
US 10 Year Treasury Note; March 2026 Short 10 1,118 5
US 10 Year Treasury Ultra Note; March 2026 Short 182 20,776 102
US 2 Year Treasury Note; March 2026 Long 191 39,822 (13)

Schedule of Investments
Inflation Protection Fund
January 31, 2026 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Treasury  Note; March 2026 Short 196 $ 21,350 $ (10)
Total $ 83
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 02/03/2026 JPY 21,241 $ 139 $ — $ (2)
Barclays Bank PLC 02/03/2026 $ 6,366 JPY 991,836 — (43)
Deutsche Bank AG 02/03/2026 JPY 822,560 $ 5,386 — (71)
Deutsche Bank AG 03/18/2026 PEN 7,657 $ 2,276 — (4)
Deutsche Bank AG 03/18/2026 $ 2,267 PEN 7,657 — (5)
HSBC Securities Inc 02/03/2026 CAD 611 $ 444 4 —
Morgan Stanley & Co 03/18/2026 BRL 51,646 $ 9,499 220 —
Morgan Stanley & Co 03/18/2026 $ 9,382 BRL 51,646 — (337)
Royal Bank of Scotland 02/03/2026 GBP 3,171 $ 4,371 — (32)
Royal Bank of Scotland 02/03/2026 EUR 111 $ 133 — (1)
Royal Bank of Scotland 02/03/2026 $ 52 AUD 77 — (2)
Royal Bank of Scotland 02/03/2026 $ 312 EUR 266 — (3)
Royal Bank of Scotland 03/18/2026 MXN 61,650 $ 3,402 113 —
Royal Bank of Scotland 03/18/2026 $ 3,471 MXN 61,650 — (44)
Standard Chartered Bank, Hong Kong 02/03/2026 $ 3,799 GBP 2,815 — (53)
Total $ 337 $ (597)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Premiums
Paid/(Received)
Fair
Value
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.43% Maturity Maturity N/A 04/15/2030 $ 3,795 $ 12 $ — $ 12
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.63% Maturity Maturity N/A 09/09/2030 10,471 (52) 1 (51)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.92% Maturity Maturity N/A 10/15/2027 12,385 (104) — (104)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.68% Maturity Maturity N/A 04/15/2029 2,190 (10) — (10)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.78% Maturity Maturity N/A 04/08/2027 9,500 (51) — (51)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.92% Maturity Maturity N/A 05/12/2027 27,895 (207) — (207)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.65% Maturity Maturity N/A 07/15/2027 18,670 (52) — (52)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.43% Maturity Maturity N/A 04/15/2030 1,870 6 — 6
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.70% Maturity Maturity N/A 07/22/2030 3,543 (25) — (25)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Pay 2.39% Maturity Maturity N/A 04/15/2030 3,243 (12) (4) (16)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.69% Maturity Maturity N/A 07/17/2030 5,811 (38) — (38)
Secured Overnight Financing Rate Pay 3.23% Annual Annual N/A 12/09/2027 25,400 (3) 1 (2)
Secured Overnight Financing Rate Receive 3.79% Annual Annual N/A 05/16/2026 30,713 85 — 85
Secured Overnight Financing Rate Pay 3.90% Annual Annual N/A 05/16/2026 23,570 (40) — (40)
Secured Overnight Financing Rate Receive 3.81% Annual Annual N/A 05/16/2026 23,570 56 4 60
Secured Overnight Financing Rate Pay 3.80% Annual Annual N/A 05/16/2026 30,713 (83) — (83)
US Federal Funds Effective Rate Pay 3.59% Annual Annual N/A 03/18/2026 175,491 (12) — (12)
US Federal Funds Effective Rate Pay 3.59% Annual Annual N/A 03/18/2026 367,719 (25) — (25)
US Federal Funds Effective Rate Pay 3.62% Annual Annual N/A 03/18/2026 183,726 (6) — (6)
Total $ (561) $ 2 $ (559)
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Equity Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .58 % Shares Held Value (000's)
Money Market Funds - 1 .58%
BlackRock Liquidity FedFund - Institutional Class
3.58%
(a),(b)
1,408,781 $ 1,409
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(b),(c)
110,217,138 110,217
$ 111,626
TOTAL INVESTMENT COMPANIES $ 111,626
COMMON STOCKS - 98 .02 % Shares Held Value (000's)
Aerospace & Defense - 5 .24%
Airbus SE 757,244 $ 173,372
BAE Systems PLC 6,863,523 186,323
CSG NV
(d)
280,089 10,144
$ 369,839
Agriculture - 2 .85%
British American Tobacco PLC 3,331,083 201,242
Apparel - 1 .74%
PRADA SpA 13,212,100 67,545
Samsonite Group SA
(e)
21,715,800 55,173
$ 122,718
Banks - 14 .15%
AIB Group PLC 21,189,766 236,863
Erste Group Bank AG 1,819,690 236,577
HDFC Bank Ltd ADR 2,391,633 77,441
National Bank of Greece SA 9,621,778 169,868
NatWest Group PLC 14,357,228 130,862
Sberbank of Russia PJSC ADR
(d)
194,243 —
UniCredit SpA 1,687,127 147,027
$ 998,638
Biotechnology - 1 .27%
Argenx SE
(d)
106,523 89,583
Building Materials - 2 .56%
CRH PLC 1,017,847 124,233
CRH PLC 457,824 56,042
$ 180,275
Computers - 2 .53%
Fujitsu Ltd 6,431,400 178,701
Cosmetics & Personal Care - 2 .80%
Haleon PLC 37,778,883 197,579
Distribution & Wholesale - 1 .58%
Rexel SA 2,655,544 111,282
Electronics - 1 .63%
Hoya Corp 683,700 114,695
Engineering & Construction - 1 .38%
Obayashi Corp 4,309,600 97,282
Entertainment - 1 .23%
Entain PLC 10,457,470 86,757
Food - 0 .00%
Magnit PJSC
(d)
24,200 —
Healthcare - Products - 1 .51%
Smith & Nephew PLC 6,254,197 106,592
Healthcare - Services - 2 .48%
ICON PLC
(d)
971,391 175,093
Insurance - 9 .05%
AIA Group Ltd 21,850,000 252,094
Hannover Rueck SE 549,578 155,394
Sompo Holdings Inc 6,712,300 231,470
$ 638,958
Internet - 6 .28%
Spotify Technology SA
(d)
140,515 70,307
Tencent Holdings Ltd 3,120,700 239,863
Trip.com Group Ltd 2,165,150 132,887
$ 443,057
Iron & Steel - 0 .00%
Evraz PLC
(d)
204,000 —
Lodging - 0 .98%
Galaxy Entertainment Group Ltd 13,667,000 69,439
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .81%
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
659,610 $ 57,399
Mining - 3 .55%
Teck Resources Ltd 4,667,706 250,517
Oil & Gas - 4 .40%
ARC Resources Ltd 3,823,400 70,956
Gazprom PJSC
(d)
288,000 —
LUKOIL PJSC
(d)
20,000 —
Novatek PJSC
(d)
67,000 —
Suncor Energy Inc 4,528,816 239,371
$ 310,327
Pharmaceuticals - 5 .31%
Ascendis Pharma A/S ADR
(d)
193,635 43,781
AstraZeneca PLC 1,127,762 210,117
Sanofi SA 1,282,445 120,965
$ 374,863
Pipelines - 0 .91%
Gaztransport Et Technigaz SA 298,888 64,395
Retail - 4 .29%
Dollarama Inc 477,344 64,328
Yum China Holdings Inc 4,791,780 238,260
$ 302,588
Semiconductors - 13 .21%
ASML Holding NV 216,395 310,291
Samsung Electronics Co Ltd 3,178,493 351,143
Taiwan Semiconductor Manufacturing Co Ltd 744,000 41,140
Taiwan Semiconductor Manufacturing Co Ltd ADR 695,500 229,905
$ 932,479
Software - 0 .92%
Constellation Software Inc/Canada - Warrants
(d),(f)
500 —
Nice Ltd ADR
(d),(g)
607,218 64,614
$ 64,614
Telecommunications - 3 .67%
Deutsche Telekom AG 7,720,102 259,074
Toys, Games & Hobbies - 1 .69%
Nintendo Co Ltd 1,927,800 119,380
TOTAL COMMON STOCKS $ 6,917,366
Total Investments $ 7,028,992
Other Assets and Liabilities -  0.40% 28,414
TOTAL NET ASSETS - 100.00% $ 7,057,406
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,689 or
0.19% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $55,173 or 0.78% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $13,158 or 0.19% of net assets.

Schedule of Investments
International Equity Fund
January 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.59% $ 2,296 $ 941,164 $ 833,243 $ 110,217
$ 2,296 $ 941,164 $ 833,243 $ 110,217
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.59% $ 456 $ — $ — $ —
$ 456 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .66 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .19%
iShares Russell 1000 Growth ETF 28,100 $ 13,093
Money Market Funds - 1 .47%
BlackRock Liquidity FedFund - Institutional Class
3.58%
(a),(b)
424,850 425
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(c)
97,159,107 97,159
$ 97,584
TOTAL INVESTMENT COMPANIES $ 110,677
CONVERTIBLE PREFERRED STOCKS
- 0 .26 % Shares Held Value (000's)
Automobile Manufacturers - 0 .13%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
48,770 $ 8,229
Chemicals - 0 .03%
Sila Nano Series F 0.00%
(d),(e),(f)
103,620 1,888
Software - 0 .10%
Nuro - Series C 0.00%
(d),(e),(f)
353,308 5,335
Rappi Inc - Series E 0.00%
(d),(e),(f)
103,387 1,506
$ 6,841
TOTAL CONVERTIBLE PREFERRED STOCKS $ 16,958
COMMON STOCKS - 98 .16 % Shares Held Value (000's)
Advertising - 0 .00%
Trade Desk Inc/The
(d)
7,846 $ 238
Aerospace & Defense - 2 .65%
Boeing Co/The
(d)
173,227 40,487
FTAI Aviation Ltd 1,768 481
General Electric Co 18,314 5,619
HEICO Corp 730 242
HEICO Corp - Class A 1,298 330
Howmet Aerospace Inc 310,287 64,564
Karman Holdings Inc
(d)
895 93
Leonardo DRS Inc 492 20
Loar Holdings Inc
(d)
723 50
Lockheed Martin Corp 1,003 636
Rocket Lab Corp
(d)
7,280 583
StandardAero Inc
(d)
774,097 23,912
TransDigm Group Inc 27,352 39,046
$ 176,063
Agriculture - 0 .00%
Darling Ingredients Inc
(d)
290 13
Airlines - 0 .00%
Alaska Air Group Inc
(d)
329 17
American Airlines Group Inc
(d)
681 9
Southwest Airlines Co 907 43
$ 69
Apparel - 0 .01%
Birkenstock Holding Plc
(d)
264 10
Deckers Outdoor Corp
(d)
2,535 303
On Holding AG
(d)
3,911 177
Ralph Lauren Corp 38 13
Tapestry Inc 3,320 421
$ 924
Automobile Manufacturers - 0 .29%
Tesla Inc
(d)
44,850 19,304
Automobile Parts & Equipment - 0 .00%
Allison Transmission Holdings Inc 231 25
Banks - 0 .04%
Bank of America Corp 9,301 495
Bank of New York Mellon Corp/The 937 112
Citigroup Inc 5,567 644
Goldman Sachs Group Inc/The 278 260
NU Holdings Ltd/Cayman Islands
(d)
58,940 1,046
Popular Inc 121 16
Western Alliance Bancorp 423 38
$ 2,611
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0 .06%
Celsius Holdings Inc
(d)
2,873 $ 151
Coca-Cola Co/The 33,525 2,508
Coca-Cola Consolidated Inc 144 22
Monster Beverage Corp
(d)
12,288 992
PepsiCo Inc 3,285 505
$ 4,178
Biotechnology - 1 .09%
Alnylam Pharmaceuticals Inc
(d)
82,187 27,784
Amgen Inc 6,978 2,386
Apellis Pharmaceuticals Inc
(d)
2,019 46
Argenx SE ADR
(d)
45,571 38,302
Exelixis Inc
(d)
3,736 155
Gilead Sciences Inc 5,893 837
Halozyme Therapeutics Inc
(d)
2,007 144
Incyte Corp
(d)
731 73
Insmed Inc
(d)
3,439 539
Ionis Pharmaceuticals Inc
(d)
2,568 212
Sarepta Therapeutics Inc
(d)
1,589 32
Summit Therapeutics Inc
(d),(g)
2,403 35
Ultragenyx Pharmaceutical Inc
(d)
1,726 42
Vertex Pharmaceuticals Inc
(d)
4,514 2,121
Viking Therapeutics Inc
(d)
174 5
$ 72,713
Building Materials - 0 .65%
AAON Inc
(g)
1,258 115
Armstrong World Industries Inc 260 48
Carlisle Cos Inc 91 31
Eagle Materials Inc 45 9
James Hardie Industries PLC
(d)
1,959 45
Lennox International Inc 558 276
Simpson Manufacturing Co Inc 58 10
Trane Technologies PLC 101,485 42,683
$ 43,217
Chemicals - 0 .02%
Ecolab Inc 1,053 297
Sherwin-Williams Co/The 3,666 1,300
$ 1,597
Commercial Services - 3 .41%
Adyen NV ADR
(d)
2,103,100 31,063
Affirm Holdings Inc
(d)
2,856 172
Automatic Data Processing Inc 6,641 1,639
Avis Budget Group Inc
(d),(g)
96 11
Block Inc
(d)
1,789,296 108,128
Booz Allen Hamilton Holding Corp 2,084 184
Bright Horizons Family Solutions Inc
(d)
122 11
Cintas Corp 218,622 41,842
Corpay Inc
(d)
1,173 369
Equifax Inc 373 75
Grand Canyon Education Inc
(d)
128 22
H&R Block Inc 354 14
Moody's Corp 2,722 1,403
Morningstar Inc 271 55
NIQ Global Intelligence Plc
(d),(g)
393 7
Paylocity Holding Corp
(d)
754 102
Quanta Services Inc 2,007 953
Rollins Inc 4,927 312
S&P Global Inc 74,785 39,471
Shift4 Payments Inc
(d),(g)
1,239 73
Toast Inc
(d)
8,143 253
U-Haul Holding Co
(d)
129 7
U-Haul Holding Co 794 41
Valvoline Inc
(d)
2,106 69
Verisk Analytics Inc 1,456 317
WEX Inc
(d)
46 7
WillScot Holdings Corp 751 15
$ 226,615

Schedule of Investments
LargeCap Growth Fund I
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 7 .11%
Apple Inc 1,803,336 $ 467,929
Crowdstrike Holdings Inc
(d)
4,341 1,916
Dell Technologies Inc 768 88
ExlService Holdings Inc
(d)
2,815 110
Figure Technology Solutions Inc
(d),(g)
122 7
Fortinet Inc
(d)
11,206 911
Gartner Inc
(d)
1,274 267
Globant SA
(d)
70 5
KBR Inc 223 9
Kyndryl Holdings Inc
(d)
346 8
Lumentum Holdings Inc
(d)
109 43
NetApp Inc 1,366 132
Okta Inc
(d)
1,221 103
Pure Storage Inc
(d)
4,675 325
Rubrik Inc
(d)
1,495 84
Super Micro Computer Inc
(d)
4,113 120
Zscaler Inc
(d)
1,737 347
$ 472,404
Consumer Products - 0 .00%
Kimberly-Clark Corp 2,085 208
Cosmetics & Personal Care - 0 .01%
Colgate-Palmolive Co 6,697 605
Distribution & Wholesale - 0 .03%
Copart Inc
(d)
14,512 589
Core & Main Inc
(d)
2,055 110
Fastenal Co 16,616 720
Pool Corp 127 32
RB Global Inc 187 21
SiteOne Landscape Supply Inc
(d)
266 38
WW Grainger Inc 657 710
$ 2,220
Diversified Financial Services - 5 .79%
Ally Financial Inc 539 23
American Express Co 3,099 1,091
Ameriprise Financial Inc 1,485 783
Apollo Global Management Inc 5,041 678
Ares Management Corp 3,293 493
Blue Owl Capital Inc 11,020 150
Brookfield Asset Management Ltd 2,309 115
Charles Schwab Corp/The 2,603 270
Circle Internet Group Inc
(d)
122 8
Coinbase Global Inc
(d)
383 75
Credit Acceptance Corp
(d),(g)
14 7
Freedom Holding Corp/NV
(d),(g)
310 38
Hamilton Lane Inc 494 70
Houlihan Lokey Inc 384 65
Interactive Brokers Group Inc - A Shares 472 35
Jefferies Financial Group Inc 771 47
Lazard Inc 296 16
LPL Financial Holdings Inc 1,388 506
Mastercard Inc 374,835 201,958
Rocket Cos Inc 744,000 13,340
SLM Corp 462 13
SoFi Technologies Inc
(d)
3,108 71
TPG Inc 2,165 127
Tradeweb Markets Inc 362,959 37,410
UWM Holdings Corp 633 3
Visa Inc 395,461 127,271
XP Inc 580 11
$ 384,674
Electric - 0 .02%
NRG Energy Inc 3,294 503
Vistra Corp 5,946 941
$ 1,444
Electrical Components & Equipment - 0 .54%
Generac Holdings Inc
(d)
215,226 36,167
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 1 .69%
Amphenol Corp 775,959 $ 111,800
Jabil Inc 1,189 282
$ 112,082
Energy - Alternate Sources - 0 .00%
Enphase Energy Inc
(d)
2,383 88
Engineering & Construction - 0 .02%
Comfort Systems USA Inc 612 699
EMCOR Group Inc 262 189
MasTec Inc
(d)
231 56
TopBuild Corp
(d)
33 15
$ 959
Entertainment - 0 .41%
Churchill Downs Inc 981 96
DraftKings Inc
(d)
958,285 26,362
Flutter Entertainment PLC
(d)
2,281 377
Live Nation Entertainment Inc
(d)
2,768 403
TKO Group Holdings Inc 516 105
Vail Resorts Inc 526 70
$ 27,413
Environmental Control - 0 .47%
Tetra Tech Inc 1,005 38
Veralto Corp 298,694 29,564
Waste Management Inc 6,505 1,446
$ 31,048
Food - 0 .01%
Hershey Co/The 327 64
Performance Food Group Co
(d)
389 37
Sprouts Farmers Market Inc
(d)
1,700 120
Sysco Corp 4,506 378
$ 599
Healthcare - Products - 5 .64%
Boston Scientific Corp
(d)
4,466 418
Caris Life Sciences Inc
(d)
322 7
Danaher Corp 357,280 78,205
Exact Sciences Corp
(d)
171 18
IDEXX Laboratories Inc
(d)
1,402 940
Inspire Medical Systems Inc
(d)
507 38
Insulet Corp
(d)
1,212 310
Intuitive Surgical Inc
(d)
306,588 154,588
Masimo Corp
(d)
822 113
Natera Inc
(d)
205,168 47,423
Penumbra Inc
(d)
651 233
Repligen Corp
(d)
109 16
ResMed Inc 584 151
Stryker Corp 164,706 60,868
Tempus AI Inc
(d)
1,780 106
Waters Corp
(d)
541 201
West Pharmaceutical Services Inc 136,050 31,444
$ 375,079
Healthcare - Services - 1 .23%
Chemed Corp 30 13
Cigna Group/The 81,481 22,334
DaVita Inc
(d)
619 68
HCA Healthcare Inc 596 291
Medpace Holdings Inc
(d)
386 225
Molina Healthcare Inc
(d)
491 88
Sotera Health Co
(d)
328 6
UnitedHealth Group Inc 203,829 58,485
$ 81,510
Home Furnishings - 0 .01%
SharkNinja Inc
(d)
294 35
Somnigroup International Inc 3,540 311
$ 346
Insurance - 0 .47%
Aon PLC 3,397 1,188
Arthur J Gallagher & Co 115,749 28,864
Brown & Brown Inc 630 45
Equitable Holdings Inc 5,280 245

Schedule of Investments
LargeCap Growth Fund I
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Everest Group Ltd 110 $ 37
Kinsale Capital Group Inc 382 151
Markel Group Inc
(d)
42 86
Marsh & McLennan Cos Inc 1,005 189
Progressive Corp/The 537 112
RLI Corp 101 6
Ryan Specialty Holdings Inc 1,990 96
$ 31,019
Internet - 23 .16%
Airbnb Inc
(d)
7,481 968
Alphabet Inc - A Shares 1,154,651 390,272
Alphabet Inc - C Shares 265,904 90,016
Amazon.com Inc
(d)
1,328,885 318,002
AppLovin Corp
(d)
63,502 30,043
Booking Holdings Inc 11,152 55,781
CDW Corp/DE 158 20
Chewy Inc
(d)
3,819 111
Coupang Inc
(d)
23,010 464
DoorDash Inc - Class A
(d)
171,987 35,192
Etsy Inc
(d)
1,054 56
Expedia Group Inc 2,041 541
Gen Digital Inc 1,229 30
GoDaddy Inc
(d)
2,345 236
Lyft Inc
(d)
1,021 17
MercadoLibre Inc
(d)
24,411 52,430
Meta Platforms Inc 367,048 262,990
Netflix Inc
(d)
1,226,754 102,422
Palo Alto Networks Inc
(d)
322,386 57,053
Pinterest Inc
(d)
5,111 113
Reddit Inc
(d)
2,166 391
Robinhood Markets Inc
(d)
1,719 171
Roku Inc
(d)
345 33
Sea Ltd ADR
(d)
189,460 22,070
Shopify Inc
(d)
206,401 27,086
Spotify Technology SA
(d)
79,374 39,714
Trump Media & Technology Group Corp
(d)
1,441 18
Uber Technologies Inc
(d)
662,301 53,017
Wayfair Inc
(d)
362 37
$ 1,539,294
Iron & Steel - 0 .00%
Carpenter Technology Corp 160 51
Steel Dynamics Inc 270 48
$ 99
Leisure Products & Services - 0 .03%
Carnival Corp 5,840 176
Norwegian Cruise Line Holdings Ltd
(d)
7,069 155
Planet Fitness Inc
(d)
1,452 132
Royal Caribbean Cruises Ltd 4,448 1,444
Viking Holdings Ltd
(d)
3,050 220
$ 2,127
Lodging - 1 .17%
Choice Hotels International Inc 167 17
Hilton Worldwide Holdings Inc 255,886 76,385
Las Vegas Sands Corp 5,383 284
Marriott International Inc/MD 3,014 950
Travel + Leisure Co 334 23
Wyndham Hotels & Resorts Inc 1,242 91
$ 77,750
Machinery - Construction & Mining - 0 .08%
BWX Technologies Inc 283 58
Caterpillar Inc 996 655
GE Vernova Inc 4,805 3,490
Vertiv Holdings Co 6,690 1,246
$ 5,449
Machinery - Diversified - 0 .38%
Ingersoll Rand Inc 289,694 24,940
Rockwell Automation Inc 167 70
$ 25,010
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .00%
FactSet Research Systems Inc 41 $ 11
Liberty Broadband Corp - A Shares
(d)
148 7
Liberty Broadband Corp - C Shares
(d)
398 19
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
117 9
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
1,219 106
Nexstar Media Group Inc 39 8
$ 160
Metal Fabrication & Hardware - 0 .00%
RBC Bearings Inc
(d)
111 55
Mining - 0 .00%
Anglogold Ashanti Plc 1,069 99
Miscellaneous Manufacturers - 1 .38%
3M Co 1,485 227
Axon Enterprise Inc
(d)
1,306 632
Entegris Inc 502,708 59,355
Fabrinet
(d)
63,700 31,177
Illinois Tool Works Inc 1,646 430
$ 91,821
Oil & Gas - 0 .01%
HF Sinclair Corp 257 13
Phillips 66 539 78
Texas Pacific Land Corp 999 348
$ 439
Oil & Gas Services - 0 .00%
SLB Ltd 2,219 107
Pharmaceuticals - 1 .98%
AbbVie Inc 31,199 6,958
Bristol-Myers Squibb Co 6,893 379
Cardinal Health Inc 2,088 449
Cencora Inc 3,212 1,154
Corcept Therapeutics Inc
(d)
1,759 70
Dexcom Inc
(d)
6,876 502
Eli Lilly & Co 114,956 119,227
McKesson Corp 2,032 1,689
Neurocrine Biosciences Inc
(d)
1,435 195
Zoetis Inc 6,258 781
$ 131,404
Pipelines - 0 .02%
Cheniere Energy Inc 1,672 354
Targa Resources Corp 3,722 748
Williams Cos Inc/The 1,137 76
$ 1,178
Private Equity - 0 .03%
Blackstone Inc 13,071 1,862
KKR & Co Inc 2,958 338
$ 2,200
Real Estate - 0 .00%
CBRE Group Inc
(d)
575 98
CoStar Group Inc
(d)
968 60
Jones Lang LaSalle Inc
(d)
224 80
$ 238
REITs - 0 .03%
American Tower Corp 8,231 1,476
Lamar Advertising Co 1,495 192
Public Storage 366 101
Simon Property Group Inc 1,242 237
Sun Communities Inc 413 53
UDR Inc 299 11
$ 2,070
Retail - 1 .63%
AutoZone Inc
(d)
46 170
BJ's Wholesale Club Holdings Inc
(d)
399 37
Burlington Stores Inc
(d)
1,082 320
Carvana Co
(d)
2,366 949
Casey's General Stores Inc 109 66
Cava Group Inc
(d)
1,741 106

Schedule of Investments
LargeCap Growth Fund I
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Chipotle Mexican Grill Inc
(d)
854,508 $ 33,215
Costco Wholesale Corp 65,799 61,867
Darden Restaurants Inc 1,932 385
Domino's Pizza Inc 179 73
Dutch Bros Inc
(d)
2,041 111
Ferguson Enterprises Inc 198 50
Floor & Decor Holdings Inc
(d)
596 39
Freshpet Inc
(d)
267 19
Home Depot Inc/The 13,360 5,004
Lithia Motors Inc 45 15
Lululemon Athletica Inc
(d)
1,031 180
McDonald's Corp 711 224
Murphy USA Inc 305 129
O'Reilly Automotive Inc
(d)
13,643 1,343
Restaurant Brands International Inc 3,613 242
RH
(d)
53 11
Ross Stores Inc 1,096 207
Starbucks Corp 2,629 242
Texas Roadhouse Inc 1,140 205
TJX Cos Inc/The 9,848 1,475
Tractor Supply Co 9,357 476
Ulta Beauty Inc
(d)
192 124
Walmart Inc 7,649 911
Wendy's Co/The 1,603 12
Williams-Sonoma Inc 329 67
Wingstop Inc 466 124
Yum! Brands Inc 1,624 253
$ 108,651
Semiconductors - 17 .74%
Advanced Micro Devices Inc
(d)
16,580 3,925
Applied Materials Inc 3,988 1,285
Astera Labs Inc
(d)
2,194 330
Broadcom Inc 1,026,535 340,091
KLA Corp 2,315 3,306
Lam Research Corp 22,099 5,159
Lattice Semiconductor Corp
(d)
490,175 39,469
MACOM Technology Solutions Holdings Inc
(d)
277 61
Marvell Technology Inc 602,013 47,511
Monolithic Power Systems Inc 814 915
NVIDIA Corp 3,718,560 710,728
Onto Innovation Inc
(d)
223 45
QUALCOMM Inc 4,334 657
Texas Instruments Inc 6,539 1,410
Tower Semiconductor Ltd
(d)
180,900 24,373
$ 1,179,265
Software - 17 .01%
Adobe Inc
(d)
7,355 2,157
Appfolio Inc
(d)
387 73
Atlassian Corp
(d)
2,897 342
Autodesk Inc
(d)
138,671 35,066
Bentley Systems Inc
(g)
2,936 103
Broadridge Financial Solutions Inc 1,840 363
Bullish
(d),(g)
101 3
Cadence Design Systems Inc
(d)
135,683 40,211
Cloudflare Inc
(d)
5,510 977
Confluent Inc
(d)
5,057 154
Datadog Inc
(d)
516,027 66,733
Dayforce Inc
(d)
195 14
Docusign Inc
(d)
2,651 139
DoubleVerify Holdings Inc
(d)
1,321 14
Doximity Inc
(d)
2,500 94
Dropbox Inc - A Shares
(d)
803 20
Duolingo Inc
(d)
712 95
Dynatrace Inc
(d)
5,156 196
Elastic NV
(d)
1,600 105
Fair Isaac Corp
(d)
24,594 35,985
Fiserv Inc
(d)
2,584 165
Gitlab Inc
(d)
2,458 86
Guidewire Software Inc
(d)
1,469 207
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
HubSpot Inc
(d)
167,087 $ 46,785
Intuit Inc 235,472 117,482
Magic Leap Inc
(d),(e),(f)
10,706 —
Manhattan Associates Inc
(d)
1,031 156
Microsoft Corp 1,412,955 607,980
MongoDB Inc
(d)
88,141 32,729
MSCI Inc 630 384
nCino Inc
(d)
345 7
Nutanix Inc
(d)
1,122 44
Oracle Corp 29,631 4,877
Palantir Technologies Inc
(d)
38,461 5,638
Paychex Inc 1,753 181
Paycom Software Inc 494 67
Pegasystems Inc 595 26
Procore Technologies Inc
(d)
1,995 113
PTC Inc
(d)
283 44
RingCentral Inc
(d)
1,649 43
ROBLOX Corp
(d)
446,224 29,343
Salesforce Inc 1,818 386
Samsara Inc
(d)
1,300,000 36,465
SentinelOne Inc
(d)
3,988 56
ServiceNow Inc
(d)
480,413 56,213
Snowflake Inc - Class A
(d)
5,768 1,112
Strategy Inc
(d)
262 39
Stripe Inc - Class B
(d),(e),(f)
114,126 4,727
Synopsys Inc
(d)
2,378 1,106
Take-Two Interactive Software Inc
(d)
1,065 235
Teradata Corp
(d)
353 10
Twilio Inc
(d)
425 51
Tyler Technologies Inc
(d)
612 226
Unity Software Inc
(d)
373 11
Veeva Systems Inc
(d)
2,047 417
Workday Inc
(d)
3,773 663
$ 1,130,918
Telecommunications - 1 .83%
Arista Networks Inc
(d)
586,918 83,190
AST SpaceMobile Inc
(d)
3,561 396
Ciena Corp
(d)
109,600 27,598
GCI Liberty Inc - Class A
(d)
29 1
GCI Liberty Inc - Class C
(d)
113 4
Iridium Communications Inc 100 2
Motorola Solutions Inc 1,219 491
T-Mobile US Inc 50,900 10,038
Ubiquiti Inc 87 48
$ 121,768
Transportation - 0 .01%
Old Dominion Freight Line Inc 216 37
Union Pacific Corp 806 190
XPO Inc
(d),(g)
439 65
$ 292
TOTAL COMMON STOCKS $ 6,525,826
Total Investments $ 6,653,461
Other Assets and Liabilities -  (0.08)% (5,586)
TOTAL NET ASSETS - 100.00% $ 6,647,875
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $425 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
LargeCap Growth Fund I
January 31, 2026 (unaudited)
See accompanying notes.

(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $409 or 0.01% of net assets.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.59% $ 154,085 $ 656,487 $ 713,413 $ 97,159
$ 154,085 $ 656,487 $ 713,413 $ 97,159
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.59% $ 1,158 $ — $ — $ —
$ 1,158 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 5,204 $ — 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 5,335 0.08%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 1,506 0.02%
Sila Nano Series F   0.00% 01/07/2021 4,277 1,888 0.03%
Stripe Inc - Class B 12/17/2019 1,791 4,727 0.07%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 8,229 0.13%
Total $ 21,685 0.33%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2026 Long 25 $ 8,707 $ (50)
Total $ (50)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .96 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .69%
iShares Core S&P 500 ETF 127,300 $ 88,477
Money Market Funds - 2 .27%
BlackRock Liquidity FedFund - Institutional Class
3.58%
(a),(b)
1,304,348 1,304
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(c)
289,408,763 289,409
$ 290,713
TOTAL INVESTMENT COMPANIES $ 379,190
COMMON STOCKS - 96 .90 % Shares Held Value (000's)
Advertising - 0 .06%
Omnicom Group Inc 66,858 $ 5,151
Trade Desk Inc/The
(d)
92,292 2,799
$ 7,950
Aerospace & Defense - 2 .15%
Boeing Co/The
(d)
164,126 38,360
General Dynamics Corp 53,140 18,657
General Electric Co 221,089 67,828
Howmet Aerospace Inc 84,272 17,535
L3Harris Technologies Inc 39,208 13,442
Lockheed Martin Corp 42,682 27,070
Northrop Grumman Corp 28,121 19,467
RTX Corp 281,024 56,466
TransDigm Group Inc 11,806 16,854
$ 275,679
Agriculture - 0 .71%
Altria Group Inc 351,850 21,811
Archer-Daniels-Midland Co 100,727 6,780
Bunge Global SA 28,369 3,231
Philip Morris International Inc 326,271 58,546
$ 90,368
Airlines - 0 .16%
Delta Air Lines Inc 135,955 8,958
Southwest Airlines Co 108,396 5,151
United Airlines Holdings Inc
(d)
67,856 6,943
$ 21,052
Apparel - 0 .21%
Deckers Outdoor Corp
(d)
30,548 3,645
NIKE Inc 249,279 15,408
Ralph Lauren Corp 8,123 2,871
Tapestry Inc 42,895 5,444
$ 27,368
Automobile Manufacturers - 2 .43%
Cummins Inc 28,932 16,747
Ford Motor Co 820,298 11,386
General Motors Co 195,527 16,424
PACCAR Inc 110,083 13,530
Tesla Inc
(d)
588,962 253,495
$ 311,582
Automobile Parts & Equipment - 0 .03%
Aptiv PLC
(d)
45,289 3,431
Banks - 4 .51%
Bank of America Corp 1,408,154 74,914
Bank of New York Mellon Corp/The 146,164 17,528
Citigroup Inc 375,038 43,396
Citizens Financial Group Inc 90,021 5,669
Fifth Third Bancorp 188,456 9,464
Goldman Sachs Group Inc/The 62,867 58,806
Huntington Bancshares Inc/OH 426,018 7,447
JPMorgan Chase & Co 570,586 174,537
KeyCorp 194,715 4,190
M&T Bank Corp 32,214 7,138
Morgan Stanley 253,171 46,280
Northern Trust Corp 39,640 5,923
PNC Financial Services Group Inc/The 82,197 18,355
Regions Financial Corp 183,794 5,238
State Street Corp 58,545 7,661
Truist Financial Corp 268,130 13,787
US Bancorp 325,809 18,281
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wells Fargo & Co 657,952 $ 59,538
$ 578,152
Beverages - 1 .03%
Brown-Forman Corp - B Shares 36,908 1,010
Coca-Cola Co/The 811,455 60,705
Constellation Brands Inc 29,548 4,630
Keurig Dr Pepper Inc 284,760 7,814
Molson Coors Beverage Co 35,486 1,705
Monster Beverage Corp
(d)
149,490 12,073
PepsiCo Inc 286,594 44,029
$ 131,966
Biotechnology - 1 .08%
Amgen Inc 112,866 38,586
Biogen Inc
(d)
30,747 5,531
Corteva Inc 141,634 10,311
Gilead Sciences Inc 260,047 36,913
Incyte Corp
(d)
34,563 3,459
Moderna Inc
(d)
72,877 3,212
Regeneron Pharmaceuticals Inc 21,126 15,664
Vertex Pharmaceuticals Inc
(d)
53,181 24,990
$ 138,666
Building Materials - 0 .68%
Builders FirstSource Inc
(d)
23,177 2,651
Carrier Global Corp 165,936 9,887
CRH PLC 140,488 17,197
Johnson Controls International plc 128,094 15,277
Lennox International Inc 6,691 3,313
Martin Marietta Materials Inc 12,641 8,241
Masco Corp 43,533 2,877
Trane Technologies PLC 46,478 19,548
Vulcan Materials Co 27,695 8,323
$ 87,314
Chemicals - 0 .96%
Air Products and Chemicals Inc 46,647 12,711
Albemarle Corp 24,669 4,209
CF Industries Holdings Inc 32,691 3,048
Dow Inc 148,975 4,104
DuPont de Nemours Inc 87,816 3,857
Ecolab Inc 53,430 15,067
International Flavors & Fragrances Inc 53,678 3,747
Linde PLC 97,873 44,725
LyondellBasell Industries NV 53,970 2,645
Mosaic Co/The 66,529 1,830
PPG Industries Inc 47,034 5,439
Qnity Electronics Inc 43,898 4,222
Sherwin-Williams Co/The 48,323 17,137
$ 122,741
Commercial Services - 1 .18%
Automatic Data Processing Inc 84,772 20,923
Block Inc
(d)
114,791 6,937
Cintas Corp 71,598 13,703
Corpay Inc
(d)
14,663 4,613
Equifax Inc 25,654 5,167
Global Payments Inc 49,622 3,560
Moody's Corp 32,159 16,580
PayPal Holdings Inc 196,112 10,333
Quanta Services Inc 31,254 14,834
Rollins Inc 61,519 3,897
S&P Global Inc 64,978 34,295
United Rentals Inc 13,338 10,431
Verisk Analytics Inc 29,213 6,353
$ 151,626
Computers - 8 .02%
Accenture PLC - Class A 129,981 34,268
Apple Inc 3,097,120 803,641
Cognizant Technology Solutions Corp 101,162 8,301
Crowdstrike Holdings Inc
(d)
52,600 23,218
Dell Technologies Inc 63,173 7,229

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
EPAM Systems Inc
(d)
11,579 $ 2,415
Fortinet Inc
(d)
132,489 10,766
Gartner Inc
(d)
15,108 3,167
Hewlett Packard Enterprise Co 276,555 5,951
HP Inc 195,913 3,809
International Business Machines Corp 195,918 60,088
Leidos Holdings Inc 26,798 5,046
NetApp Inc 41,840 4,031
Sandisk Corp/DE
(d)
29,181 16,816
Seagate Technology Holdings PLC 45,665 18,617
Super Micro Computer Inc
(d)
105,105 3,060
Western Digital Corp 71,663 17,932
$ 1,028,355
Consumer Products - 0 .14%
Avery Dennison Corp 16,200 3,005
Church & Dwight Co Inc 50,331 4,844
Clorox Co/The 25,567 2,884
Kimberly-Clark Corp 69,558 6,955
$ 17,688
Cosmetics & Personal Care - 0 .80%
Colgate-Palmolive Co 168,952 15,255
Estee Lauder Cos Inc/The 51,531 5,940
Kenvue Inc 401,552 6,987
Procter & Gamble Co/The 489,779 74,334
$ 102,516
Distribution & Wholesale - 0 .23%
Copart Inc
(d)
186,628 7,573
Fastenal Co 240,627 10,434
Pool Corp 6,871 1,746
WW Grainger Inc 9,170 9,903
$ 29,656
Diversified Financial Services - 3 .67%
American Express Co 112,620 39,661
Ameriprise Financial Inc 19,474 10,267
Apollo Global Management Inc 97,323 13,094
Ares Management Corp 43,178 6,463
Blackrock Inc 30,242 33,839
Capital One Financial Corp 133,250 29,172
Cboe Global Markets Inc 21,931 5,813
Charles Schwab Corp/The 350,099 36,382
CME Group Inc 75,580 21,847
Coinbase Global Inc
(d)
47,821 9,313
Franklin Resources Inc 64,424 1,715
Interactive Brokers Group Inc - A Shares 93,349 6,990
Intercontinental Exchange Inc 119,510 20,769
Invesco Ltd 93,293 2,546
Mastercard Inc 171,865 92,599
Nasdaq Inc 94,549 9,161
Raymond James Financial Inc 36,955 6,129
Synchrony Financial 75,493 5,483
T Rowe Price Group Inc 45,743 4,834
Visa Inc 353,728 113,840
$ 469,917
Electric - 2 .06%
AES Corp/The 149,261 2,187
Alliant Energy Corp 53,880 3,551
Ameren Corp 56,696 5,856
American Electric Power Co Inc 112,190 13,438
CenterPoint Energy Inc 136,842 5,431
CMS Energy Corp 63,784 4,560
Consolidated Edison Inc 75,651 8,067
Constellation Energy Corp 65,456 18,372
Dominion Energy Inc 178,979 10,769
DTE Energy Co 43,529 5,849
Duke Energy Corp 162,998 19,780
Edison International 80,652 5,023
Entergy Corp 93,606 8,976
Evergy Inc 48,254 3,703
Eversource Energy 78,639 5,436
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Exelon Corp 211,756 $ 9,482
FirstEnergy Corp 108,969 5,159
NextEra Energy Inc 436,513 38,369
NRG Energy Inc 40,168 6,131
PG&E Corp 460,682 7,104
Pinnacle West Capital Corp 25,085 2,347
PPL Corp 155,052 5,621
Public Service Enterprise Group Inc 104,623 8,617
Sempra 136,803 11,903
Southern Co/The 230,790 20,612
Vistra Corp 66,757 10,571
WEC Energy Group Inc 68,180 7,545
Xcel Energy Inc 123,987 9,430
$ 263,889
Electrical Components & Equipment - 0 .46%
AMETEK Inc 48,250 10,807
Eaton Corp PLC 81,410 28,609
Emerson Electric Co 117,754 17,305
Generac Holdings Inc
(d)
12,300 2,067
$ 58,788
Electronics - 0 .95%
Allegion plc 18,030 2,982
Amphenol Corp 256,561 36,965
Fortive Corp 66,572 3,516
Garmin Ltd 34,267 6,910
Honeywell International Inc 133,072 30,276
Hubbell Inc 11,140 5,436
Jabil Inc 22,393 5,311
Keysight Technologies Inc
(d)
36,021 7,792
Mettler-Toledo International Inc
(d)
4,283 5,882
TE Connectivity PLC 61,662 13,737
Trimble Inc
(d)
49,868 3,371
$ 122,178
Energy - Alternate Sources - 0 .04%
First Solar Inc
(d)
22,490 5,072
Engineering & Construction - 0 .15%
Comfort Systems USA Inc 7,376 8,424
EMCOR Group Inc 9,384 6,763
Jacobs Solutions Inc 25,055 3,389
$ 18,576
Entertainment - 0 .06%
Live Nation Entertainment Inc
(d)
33,095 4,814
TKO Group Holdings Inc 13,895 2,815
$ 7,629
Environmental Control - 0 .27%
Pentair PLC 34,299 3,614
Republic Services Inc 42,175 9,072
Veralto Corp 52,042 5,151
Waste Management Inc 77,687 17,265
$ 35,102
Food - 0 .49%
Campbell's Company/The 41,182 1,152
Conagra Brands Inc 100,263 1,856
General Mills Inc 111,804 5,172
Hershey Co/The 31,055 6,048
Hormel Foods Corp 61,098 1,503
J M Smucker Co/The 22,361 2,345
Kraft Heinz Co/The 178,629 4,241
Kroger Co/The 127,784 8,031
Lamb Weston Holdings Inc 29,208 1,341
McCormick & Co Inc/MD 53,078 3,282
Mondelez International Inc 270,459 15,814
Sysco Corp 100,367 8,416
Tyson Foods Inc 59,326 3,876
$ 63,077
Forest Products & Paper - 0 .04%
International Paper Co 110,677 4,463

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .08%
Atmos Energy Corp 33,645 $ 5,596
NiSource Inc 100,018 4,430
$ 10,026
Hand & Machine Tools - 0 .05%
Snap-on Inc 10,902 3,991
Stanley Black & Decker Inc 32,462 2,554
$ 6,545
Healthcare - Products - 2 .49%
Abbott Laboratories 364,468 39,836
Agilent Technologies Inc 59,421 7,953
Align Technology Inc
(d)
13,985 2,280
Baxter International Inc 107,744 2,162
Bio-Techne Corp 32,658 2,093
Boston Scientific Corp
(d)
310,717 29,061
Cooper Cos Inc/The
(d)
41,671 3,391
Danaher Corp 131,765 28,842
Edwards Lifesciences Corp
(d)
121,631 9,896
GE HealthCare Technologies Inc 95,479 7,540
Hologic Inc
(d)
46,649 3,495
IDEXX Laboratories Inc
(d)
16,738 11,222
Insulet Corp
(d)
14,745 3,772
Intuitive Surgical Inc
(d)
74,304 37,466
Medtronic PLC 268,835 27,679
ResMed Inc 30,595 7,903
Revvity Inc 23,764 2,586
Solventum Corp
(d)
30,903 2,379
STERIS PLC 20,572 5,402
Stryker Corp 72,142 26,661
Thermo Fisher Scientific Inc 78,750 45,566
Waters Corp
(d)
12,479 4,626
West Pharmaceutical Services Inc 15,078 3,485
Zimmer Biomet Holdings Inc 41,537 3,617
$ 318,913
Healthcare - Services - 1 .06%
Centene Corp
(d)
97,869 4,240
Charles River Laboratories International Inc
(d)
10,315 2,171
Cigna Group/The 55,989 15,347
DaVita Inc
(d)
7,399 809
Elevance Health Inc 46,582 16,105
HCA Healthcare Inc 33,482 16,348
Humana Inc 25,210 4,921
IQVIA Holdings Inc
(d)
35,693 8,215
Labcorp Holdings Inc 17,376 4,718
Molina Healthcare Inc
(d)
10,774 1,935
Quest Diagnostics Inc 23,316 4,361
UnitedHealth Group Inc 189,864 54,477
Universal Health Services Inc 11,577 2,330
$ 135,977
Home Builders - 0 .18%
DR Horton Inc 57,402 8,544
Lennar Corp - A Shares 45,223 4,945
NVR Inc
(d)
596 4,551
PulteGroup Inc 40,855 5,110
$ 23,150
Insurance - 3 .09%
Aflac Inc 98,869 10,970
Allstate Corp/The 54,848 10,914
American International Group Inc 113,095 8,469
Aon PLC 45,049 15,751
Arch Capital Group Ltd
(d)
75,686 7,269
Arthur J Gallagher & Co 53,825 13,422
Assurant Inc 10,496 2,499
Berkshire Hathaway Inc - Class B
(d)
384,351 184,692
Brown & Brown Inc 61,541 4,437
Chubb Ltd 76,715 23,748
Cincinnati Financial Corp 32,702 5,262
Erie Indemnity Co
(e)
5,324 1,507
Everest Group Ltd 8,797 2,914
Globe Life Inc 16,685 2,340
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Insurance Group Inc/The 58,405 $ 7,888
Loews Corp 35,519 3,750
Marsh & McLennan Cos Inc 102,685 19,324
MetLife Inc 116,007 9,151
Principal Financial Group Inc 41,904 3,969
Progressive Corp/The 122,909 25,565
Prudential Financial Inc 73,361 8,151
Travelers Cos Inc/The 46,755 13,302
W R Berkley Corp 62,924 4,315
Willis Towers Watson PLC 20,069 6,371
$ 395,980
Internet - 14 .28%
Airbnb Inc
(d)
89,141 11,532
Alphabet Inc - A Shares 1,219,452 412,175
Alphabet Inc - C Shares 974,643 329,946
Amazon.com Inc
(d)
2,039,005 487,934
AppLovin Corp
(d)
56,736 26,842
Booking Holdings Inc 6,756 33,792
CDW Corp/DE 27,287 3,449
DoorDash Inc - Class A
(d)
78,353 16,033
eBay Inc 94,740 8,642
Expedia Group Inc 24,526 6,495
F5 Inc
(d)
12,089 3,332
Gen Digital Inc 117,628 2,822
GoDaddy Inc
(d)
28,326 2,847
Match Group Inc 49,481 1,541
Meta Platforms Inc 456,485 327,072
Netflix Inc
(d)
888,142 74,151
Palo Alto Networks Inc
(d)
143,361 25,371
Robinhood Markets Inc
(d)
164,819 16,396
Uber Technologies Inc
(d)
435,514 34,863
VeriSign Inc 17,488 4,271
$ 1,829,506
Iron & Steel - 0 .11%
Nucor Corp 47,969 8,525
Steel Dynamics Inc 28,773 5,167
$ 13,692
Leisure Products & Services - 0 .20%
Carnival Corp 227,587 6,832
Norwegian Cruise Line Holdings Ltd
(d)
95,421 2,096
Royal Caribbean Cruises Ltd 53,157 17,257
$ 26,185
Lodging - 0 .28%
Hilton Worldwide Holdings Inc 48,718 14,543
Las Vegas Sands Corp 63,771 3,363
Marriott International Inc/MD 46,685 14,720
MGM Resorts International
(d)
42,993 1,442
Wynn Resorts Ltd 17,695 1,901
$ 35,969
Machinery - Construction & Mining - 0 .83%
Caterpillar Inc 98,089 64,480
GE Vernova Inc 56,870 41,308
$ 105,788
Machinery - Diversified - 0 .61%
Deere & Co 52,697 27,824
Dover Corp 28,747 5,792
IDEX Corp 15,689 3,115
Ingersoll Rand Inc 75,362 6,488
Nordson Corp 11,188 3,071
Otis Worldwide Corp 81,685 6,978
Rockwell Automation Inc 23,534 9,923
Westinghouse Air Brake Technologies Corp 35,833 8,247
Xylem Inc/NY 51,032 7,036
$ 78,474
Media - 0 .73%
Charter Communications Inc
(d)
18,444 3,802
Comcast Corp - Class A 761,780 22,663
FactSet Research Systems Inc 7,850 1,997

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Fox Corp - A Shares 43,673 $ 3,178
Fox Corp - B Shares 31,109 2,040
News Corp - A Shares 78,492 2,121
News Corp - B Shares
(e)
25,873 805
Paramount Skydance Corp 65,138 730
Walt Disney Co/The 374,197 42,209
Warner Bros Discovery Inc
(d)
519,381 14,304
$ 93,849
Mining - 0 .34%
Freeport-McMoRan Inc 300,971 18,127
Newmont Corp 228,729 25,698
$ 43,825
Miscellaneous Manufacturers - 0 .59%
3M Co 111,345 17,054
A O Smith Corp 23,762 1,746
Axon Enterprise Inc
(d)
16,538 7,997
Illinois Tool Works Inc 55,333 14,456
Parker-Hannifin Corp 26,450 24,753
Teledyne Technologies Inc
(d)
9,840 6,104
Textron Inc 36,937 3,253
$ 75,363
Office & Business Equipment - 0 .02%
Zebra Technologies Corp
(d)
10,618 2,495
Oil & Gas - 2 .44%
APA Corp 74,338 1,963
Chevron Corp 396,711 70,178
ConocoPhillips 259,007 26,996
Coterra Energy Inc 159,586 4,604
Devon Energy Corp 131,482 5,287
Diamondback Energy Inc 39,036 6,400
EOG Resources Inc 113,729 12,753
EQT Corp 130,805 7,551
Expand Energy Corp 49,921 5,612
Exxon Mobil Corp 883,917 124,986
Marathon Petroleum Corp 63,007 11,101
Occidental Petroleum Corp 150,744 6,842
Phillips 66 84,453 12,124
Texas Pacific Land Corp 12,136 4,228
Valero Energy Corp 63,931 11,599
$ 312,224
Oil & Gas Services - 0 .26%
Baker Hughes Co 206,826 11,591
Halliburton Co 176,406 5,913
SLB Ltd 313,125 15,149
$ 32,653
Packaging & Containers - 0 .13%
Amcor PLC 96,765 4,282
Ball Corp 56,170 3,194
Packaging Corp of America 18,732 4,169
Smurfit WestRock PLC 109,451 4,557
$ 16,202
Pharmaceuticals - 4 .55%
AbbVie Inc 370,442 82,612
Becton Dickinson & Co 60,077 12,224
Bristol-Myers Squibb Co 426,694 23,489
Cardinal Health Inc 49,799 10,701
Cencora Inc 40,638 14,598
CVS Health Corp 266,071 19,828
Dexcom Inc
(d)
81,748 5,971
Eli Lilly & Co 166,449 172,633
Henry Schein Inc
(d)
20,974 1,583
Johnson & Johnson 504,986 114,758
McKesson Corp 25,871 21,504
Merck & Co Inc 520,232 57,366
Pfizer Inc 1,191,723 31,509
Viatris Inc 241,410 3,160
Zoetis Inc 92,370 11,530
$ 583,466
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .38%
Kinder Morgan Inc 410,350 $ 12,512
ONEOK Inc 131,887 10,444
Targa Resources Corp 44,993 9,043
Williams Cos Inc/The 255,968 17,216
$ 49,215
Private Equity - 0 .30%
Blackstone Inc 154,778 22,043
KKR & Co Inc 143,856 16,437
$ 38,480
Real Estate - 0 .12%
CBRE Group Inc
(d)
61,441 10,465
CoStar Group Inc
(d)
88,832 5,463
$ 15,928
REITs - 1 .67%
Alexandria Real Estate Equities Inc 32,601 1,781
American Tower Corp 98,124 17,592
AvalonBay Communities Inc 29,642 5,266
BXP Inc 30,888 1,997
Camden Property Trust 22,300 2,432
Crown Castle Inc 91,277 7,924
Digital Realty Trust Inc 67,677 11,231
Equinix Inc 20,579 16,894
Equity Residential 72,571 4,523
Essex Property Trust Inc 13,499 3,400
Extra Space Storage Inc 44,488 6,138
Federal Realty Investment Trust 16,455 1,665
Healthpeak Properties Inc 145,661 2,511
Host Hotels & Resorts Inc 134,050 2,484
Invitation Homes Inc 118,210 3,160
Iron Mountain Inc 61,954 5,708
Kimco Realty Corp 141,941 2,992
Mid-America Apartment Communities Inc 24,540 3,296
Prologis Inc 194,688 25,418
Public Storage 33,100 9,142
Realty Income Corp 192,810 11,792
Regency Centers Corp 34,501 2,514
SBA Communications Corp 22,332 4,112
Simon Property Group Inc 68,427 13,091
UDR Inc 63,036 2,342
Ventas Inc 98,454 7,647
VICI Properties Inc 224,021 6,290
Welltower Inc 143,853 27,096
Weyerhaeuser Co 151,092 3,895
$ 214,333
Retail - 4 .23%
AutoZone Inc
(d)
3,486 12,913
Best Buy Co Inc 40,954 2,666
Carvana Co
(d)
29,642 11,890
Chipotle Mexican Grill Inc
(d)
277,150 10,773
Costco Wholesale Corp 92,892 87,342
Darden Restaurants Inc 24,379 4,860
Dollar General Corp 46,136 6,617
Dollar Tree Inc
(d)
39,760 4,675
Domino's Pizza Inc 6,516 2,674
Genuine Parts Co 29,158 4,053
Home Depot Inc/The 208,632 78,151
Lowe's Cos Inc 117,547 31,392
Lululemon Athletica Inc
(d)
22,618 3,947
McDonald's Corp 149,268 47,019
O'Reilly Automotive Inc
(d)
176,924 17,411
Ross Stores Inc 68,168 12,860
Starbucks Corp 238,295 21,911
Target Corp 95,243 10,045
TJX Cos Inc/The 233,272 34,947
Tractor Supply Co 110,754 5,635
Ulta Beauty Inc
(d)
9,399 6,085
Walmart Inc 919,109 109,503
Williams-Sonoma Inc 25,527 5,224

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 58,195 $ 9,049
$ 541,642
Semiconductors - 14 .29%
Advanced Micro Devices Inc
(d)
341,236 80,781
Analog Devices Inc 103,114 32,056
Applied Materials Inc 166,976 53,820
Broadcom Inc 989,805 327,922
Intel Corp
(d)
939,803 43,673
KLA Corp 27,541 39,327
Lam Research Corp 263,264 61,462
Microchip Technology Inc 113,276 8,600
Micron Technology Inc 235,268 97,608
Monolithic Power Systems Inc 10,041 11,288
NVIDIA Corp 5,093,274 973,477
NXP Semiconductors NV 52,751 11,929
ON Semiconductor Corp
(d)
84,339 5,051
QUALCOMM Inc 224,482 34,029
Skyworks Solutions Inc 31,161 1,737
Teradyne Inc 32,826 7,913
Texas Instruments Inc 190,448 41,051
$ 1,831,724
Shipbuilding - 0 .03%
Huntington Ingalls Industries Inc 8,226 3,459
Software - 8 .34%
Adobe Inc
(d)
87,738 25,729
Akamai Technologies Inc
(d)
30,153 2,929
Autodesk Inc
(d)
44,644 11,289
Broadridge Financial Solutions Inc 24,465 4,822
Cadence Design Systems Inc
(d)
57,053 16,908
Datadog Inc
(d)
68,211 8,821
Dayforce Inc
(d)
33,542 2,324
Electronic Arts Inc 47,048 9,594
Fair Isaac Corp
(d)
4,971 7,273
Fidelity National Information Services Inc 108,541 5,997
Fiserv Inc
(d)
112,734 7,185
Intuit Inc 58,439 29,156
Jack Henry & Associates Inc 15,170 2,719
Microsoft Corp 1,557,826 670,317
MSCI Inc 15,751 9,596
Oracle Corp 352,539 58,021
Palantir Technologies Inc
(d)
478,794 70,186
Paychex Inc 67,891 7,002
Paycom Software Inc 10,243 1,380
PTC Inc
(d)
25,108 3,920
Roper Technologies Inc 22,562 8,376
Salesforce Inc 199,539 42,360
ServiceNow Inc
(d)
218,047 25,514
Synopsys Inc
(d)
38,932 18,108
Take-Two Interactive Software Inc
(d)
36,404 8,020
Tyler Technologies Inc
(d)
9,020 3,332
Workday Inc
(d)
45,482 7,988
$ 1,068,866
Telecommunications - 1 .75%
Arista Networks Inc
(d)
216,434 30,677
AT&T Inc 1,485,947 38,947
Cisco Systems Inc 825,976 64,691
Corning Inc 163,528 16,884
Motorola Solutions Inc 34,911 14,053
T-Mobile US Inc 100,808 19,880
Verizon Communications Inc 883,762 39,345
$ 224,477
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 27,942 2,496
Transportation - 0 .84%
CH Robinson Worldwide Inc 24,761 4,827
CSX Corp 390,304 14,738
Expeditors International of Washington Inc 28,091 4,510
FedEx Corp 45,500 14,662
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
JB Hunt Transport Services Inc 15,767 $ 3,196
Norfolk Southern Corp 47,032 13,698
Old Dominion Freight Line Inc 38,568 6,680
Union Pacific Corp 124,327 29,229
United Parcel Service Inc 154,891 16,453
$ 107,993
Water - 0 .04%
American Water Works Co Inc 40,898 5,281
TOTAL COMMON STOCKS $ 12,418,977
Total Investments $ 12,798,167
Other Assets and Liabilities -  0.14% 17,758
TOTAL NET ASSETS - 100.00% $ 12,815,925
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,304 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,289 or 0.01% of net assets.

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.59% $ 273,435 $ 713,629 $ 697,655 $ 289,409
$ 273,435 $ 713,629 $ 697,655 $ 289,409
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.59% $ 2,374 $ — $ — $ —
$ 2,374 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2026 Long 878 $ 305,796 $ (1,399)
Total $ (1,399)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .55 % Shares Held Value (000's)
Exchange-Traded Funds - 4 .22%
Invesco Exchange-Traded Fund Trust - Invesco S&P
500 Pure Value ETF
(a)
943,183 $ 101,232
Money Market Funds - 2 .33%
BlackRock Liquidity FedFund - Institutional Class
3.58%
(b),(c)
1,061,149 1,061
Principal Government Money Market Fund - Class
R-6 3.59%
(b),(d)
54,766,230 54,766
$ 55,827
TOTAL INVESTMENT COMPANIES $ 157,059
COMMON STOCKS - 93 .50 % Shares Held Value (000's)
Advertising - 0 .01%
Omnicom Group Inc 3,697 $ 285
Aerospace & Defense - 0 .64%
ATI Inc
(e)
1,545 186
Boeing Co/The
(e)
7,494 1,751
Curtiss-Wright Corp 439 288
General Dynamics Corp 17,242 6,054
Hexcel Corp 926 77
L3Harris Technologies Inc 2,171 744
Leonardo DRS Inc 682 28
Loar Holdings Inc
(e)
61 4
Lockheed Martin Corp 1,740 1,104
Northrop Grumman Corp 1,585 1,097
RTX Corp 15,647 3,144
StandardAero Inc
(e)
1,598 49
TransDigm Group Inc 533 761
$ 15,287
Agriculture - 0 .21%
Altria Group Inc 19,653 1,218
Archer-Daniels-Midland Co 5,537 373
Bunge Global SA 1,532 174
Darling Ingredients Inc
(e)
1,719 79
Philip Morris International Inc 18,229 3,271
$ 5,115
Airlines - 0 .05%
Alaska Air Group Inc
(e)
1,176 60
American Airlines Group Inc
(e)
7,504 100
Delta Air Lines Inc 7,572 499
Southwest Airlines Co 4,798 228
United Airlines Holdings Inc
(e)
3,758 384
$ 1,271
Apparel - 0 .05%
Birkenstock Holding Plc
(e)
566 21
Columbia Sportswear Co 386 21
Crocs Inc
(e)
589 49
NIKE Inc 13,467 832
PVH Corp 591 37
Ralph Lauren Corp 410 145
Tapestry Inc 201 26
Under Armour Inc - Class A
(e)
2,809 17
Under Armour Inc - Class C
(e)
2,742 17
VF Corp 4,109 81
$ 1,246
Automobile Manufacturers - 0 .14%
Cummins Inc 1,609 931
Ford Motor Co 45,494 632
General Motors Co 10,905 916
Lucid Group Inc
(a),(e)
1,847 20
PACCAR Inc 6,031 741
Rivian Automotive Inc
(e)
9,001 133
$ 3,373
Automobile Parts & Equipment - 1 .44%
Allison Transmission Holdings Inc 807 88
Aptiv PLC
(e)
451,002 34,163
Aurora Innovation Inc
(e)
13,642 57
BorgWarner Inc 2,503 119
Gentex Corp 2,568 59
Lear Corp 605 71
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
QuantumScape Corp
(e)
5,260 $ 47
$ 34,604
Banks - 8 .16%
Bank of America Corp 997,213 53,052
Bank of New York Mellon Corp/The 7,551 905
Bank of Nova Scotia/The 370,778 27,705
Bank OZK 1,321 63
BOK Financial Corp 274 36
Citigroup Inc 17,064 1,974
Citizens Financial Group Inc 5,038 317
Columbia Banking System Inc 3,651 107
Commerce Bancshares Inc/MO 1,515 80
Cullen/Frost Bankers Inc 56,007 7,719
East West Bancorp Inc 1,557 178
Fifth Third Bancorp 10,558 530
First Citizens BancShares Inc/NC 106 219
First Hawaiian Inc 1,526 40
First Horizon Corp 5,828 143
FNB Corp/PA 4,154 73
Goldman Sachs Group Inc/The 3,251 3,041
Huntington Bancshares Inc/OH 23,425 409
JPMorgan Chase & Co 65,296 19,974
KeyCorp 10,998 237
M&T Bank Corp 1,798 398
Morgan Stanley 13,469 2,462
Northern Trust Corp 2,180 326
Pinnacle Financial Partners Inc 1,746 166
PNC Financial Services Group Inc/The 4,612 1,030
Popular Inc 699 93
Prosperity Bancshares Inc 1,070 74
Regions Financial Corp 10,331 294
SOUTHSTATE BANK CORP 77,537 7,935
State Street Corp 3,232 423
Truist Financial Corp 15,018 772
US Bancorp 18,191 1,021
Webster Financial Corp 1,912 126
Wells Fargo & Co 413,227 37,393
Western Alliance Bancorp 293,697 26,183
Wintrust Financial Corp 732 108
Zions Bancorp NA 1,763 106
$ 195,712
Beverages - 2 .16%
Boston Beer Co Inc/The
(e)
117 25
Brown-Forman Corp - A Shares 648 18
Brown-Forman Corp - B Shares 1,828 50
Coca-Cola Co/The 23,287 1,742
Coca-Cola Consolidated Inc 572 87
Constellation Brands Inc 1,647 258
Keurig Dr Pepper Inc 1,358,131 37,268
Molson Coors Beverage Co 2,022 97
PepsiCo Inc 79,536 12,219
Primo Brands Corp 3,177 60
$ 51,824
Biotechnology - 0 .23%
Amgen Inc 1,633 558
Biogen Inc
(e)
1,708 307
BioMarin Pharmaceutical Inc
(e)
2,179 123
Bio-Rad Laboratories Inc
(e)
216 63
Certara Inc
(e)
1,802 16
Corteva Inc 7,946 579
Exelixis Inc
(e)
589 24
Gilead Sciences Inc 10,637 1,510
Illumina Inc
(e)
1,766 256
Incyte Corp
(e)
1,416 142
Insmed Inc
(e)
174 27
Ionis Pharmaceuticals Inc
(e)
163 14
Moderna Inc
(e)
4,100 181
Regeneron Pharmaceuticals Inc 1,186 879
Revolution Medicines Inc
(e)
1,983 192

Schedule of Investments
LargeCap Value Fund III
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Roivant Sciences Ltd
(e)
4,542 $ 98
Royalty Pharma PLC 4,525 189
Sarepta Therapeutics Inc
(e)
232 5
United Therapeutics Corp
(e)
495 232
Viking Therapeutics Inc
(e)
1,242 36
$ 5,431
Building Materials - 2 .08%
Armstrong World Industries Inc 354 65
Builders FirstSource Inc
(e)
1,225 140
Carlisle Cos Inc 435 148
Carrier Global Corp 9,221 550
CRH PLC 7,933 971
Eagle Materials Inc 27,894 5,685
Fortune Brands Innovations Inc 1,416 77
Hayward Holdings Inc
(e)
2,456 40
James Hardie Industries PLC
(e)
788 18
Johnson Controls International plc 341,698 40,751
Louisiana-Pacific Corp 780 65
Martin Marietta Materials Inc 700 456
Masco Corp 2,424 160
Mohawk Industries Inc
(e)
593 70
Owens Corning 951 114
Simpson Manufacturing Co Inc 450 80
Trex Co Inc
(e)
1,321 55
Vulcan Materials Co 1,531 460
$ 49,905
Chemicals - 3 .07%
Air Products and Chemicals Inc 121,079 32,994
Albemarle Corp 1,373 234
Ashland Inc 561 34
Axalta Coating Systems Ltd
(e)
742,214 24,924
Celanese Corp 1,278 57
CF Industries Holdings Inc 1,842 172
Dow Inc 8,219 226
DuPont de Nemours Inc 4,845 213
Eastman Chemical Co 1,343 93
Ecolab Inc 2,189 617
Element Solutions Inc 2,634 77
FMC Corp 1,452 23
Huntsman Corp 1,923 21
International Flavors & Fragrances Inc 2,951 206
Linde PLC 5,484 2,506
LyondellBasell Industries NV 2,951 145
Mosaic Co/The 3,681 101
NewMarket Corp 75 50
Olin Corp 1,421 30
PPG Industries Inc 2,613 302
Qnity Electronics Inc 104,712 10,071
RPM International Inc 1,445 154
Sherwin-Williams Co/The 253 90
Solstice Advanced Materials Inc 1,846 114
Westlake Corp 414 33
$ 73,487
Commercial Services - 0 .23%
ADT Inc 6,317 51
Affirm Holdings Inc
(e)
1,302 78
API Group Corp
(e)
4,259 177
Aramark 3,006 116
Automatic Data Processing Inc 347 86
Avis Budget Group Inc
(a),(e)
164 19
Block Inc
(e)
3,915 237
Bright Horizons Family Solutions Inc
(e)
613 57
Clarivate PLC
(a),(e)
5,182 14
Equifax Inc 1,154 232
Euronet Worldwide Inc
(e)
483 35
FTI Consulting Inc
(e)
352 61
Global Payments Inc 2,809 202
Grand Canyon Education Inc
(e)
245 43
H&R Block Inc 1,232 49
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
ManpowerGroup Inc 684 $ 25
MarketAxess Holdings Inc 427 72
Morningstar Inc 110 22
NIQ Global Intelligence Plc
(a),(e)
354 6
Paylocity Holding Corp
(e)
55 7
PayPal Holdings Inc 10,951 577
Quanta Services Inc 386 183
Robert Half Inc 1,224 42
S&P Global Inc 3,547 1,872
Service Corp International/US 1,586 128
TransUnion 2,236 177
U-Haul Holding Co
(e)
71 4
U-Haul Holding Co 775 40
United Rentals Inc 741 579
Valvoline Inc
(e)
215 7
Verisk Analytics Inc 663 144
WEX Inc
(e)
386 59
WillScot Holdings Corp 1,641 33
$ 5,434
Computers - 2 .89%
Accenture PLC - Class A 29,716 7,835
Amdocs Ltd 1,248 102
Amentum Holdings Inc
(e)
1,971 70
Apple Inc 43,797 11,364
CACI International Inc
(e)
253 157
Cognizant Technology Solutions Corp 188,762 15,489
Crane NXT Co 573 29
Dell Technologies Inc 75,824 8,678
DXC Technology Co
(e)
2,136 31
EPAM Systems Inc
(e)
644 134
Figure Technology Solutions Inc
(a),(e)
334 19
Genpact Ltd 1,883 83
Globant SA
(e)
456 30
Hewlett Packard Enterprise Co 869,348 18,709
HP Inc 10,969 213
International Business Machines Corp 10,870 3,334
KBR Inc 1,360 58
Kyndryl Holdings Inc
(e)
2,531 58
Leidos Holdings Inc 1,481 279
Lumentum Holdings Inc
(e)
752 295
NetApp Inc 1,370 132
Okta Inc
(e)
1,125 95
Parsons Corp
(e)
653 46
Pure Storage Inc
(e)
549 38
Rubrik Inc
(e)
667 37
SailPoint Inc
(e)
894 14
Sandisk Corp/DE
(e)
1,577 909
Science Applications International Corp 536 55
Super Micro Computer Inc
(e)
3,430 100
Western Digital Corp 3,981 996
$ 69,389
Consumer Products - 0 .04%
Avery Dennison Corp 866 160
Church & Dwight Co Inc 2,782 268
Clorox Co/The 1,399 158
Kimberly-Clark Corp 2,442 244
Reynolds Consumer Products Inc 811 19
$ 849
Cosmetics & Personal Care - 1 .07%
Colgate-Palmolive Co 4,898 442
Coty Inc
(e)
5,135 16
elf Beauty Inc
(e)
678 58
Estee Lauder Cos Inc/The 2,820 325
Kenvue Inc 22,136 385
Perrigo Co PLC 1,594 23
Procter & Gamble Co/The 27,489 4,172
Unilever PLC ADR 297,572 20,342
$ 25,763

Schedule of Investments
LargeCap Value Fund III
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 0 .04%
Copart Inc
(e)
710 $ 29
Core & Main Inc
(e)
986 53
Fastenal Co 2,381 103
Fermi Inc
(a),(e)
560 5
LKQ Corp 3,175 104
Pool Corp 314 80
RB Global Inc 1,992 226
SiteOne Landscape Supply Inc
(e)
371 53
Watsco Inc 405 157
WESCO International Inc 563 163
WW Grainger Inc 77 83
$ 1,056
Diversified Financial Services - 5 .25%
Affiliated Managers Group Inc 339 106
Air Lease Corp 1,218 79
Ally Financial Inc 2,801 118
American Express Co 86,714 30,538
Ameriprise Financial Inc 113 60
Apollo Global Management Inc 1,420 191
Blackrock Inc 1,783 1,995
Brookfield Asset Management Ltd 2,882 143
Capital One Financial Corp 70,864 15,514
Cboe Global Markets Inc 1,216 322
Charles Schwab Corp/The 18,229 1,894
Circle Internet Group Inc
(e)
494 32
CME Group Inc 4,197 1,213
Coinbase Global Inc
(e)
2,353 458
Credit Acceptance Corp
(a),(e)
60 30
Evercore Inc - Class A 430 152
Franklin Resources Inc 3,759 100
Freedom Holding Corp/NV
(a),(e)
39 5
Hamilton Lane Inc 206 29
Houlihan Lokey Inc 392 66
Interactive Brokers Group Inc - A Shares 4,698 352
Intercontinental Exchange Inc 68,781 11,953
Invesco Ltd 4,208 115
Janus Henderson Group PLC 1,455 70
Jefferies Financial Group Inc 1,354 83
Lazard Inc 918 49
LPL Financial Holdings Inc 92,856 33,846
Nasdaq Inc 5,274 511
OneMain Holdings Inc 1,393 91
Raymond James Financial Inc 2,054 341
Rocket Cos Inc 10,949 196
SEI Investments Co 1,252 110
SLM Corp 523,826 14,223
SoFi Technologies Inc
(e)
12,236 279
Stifel Financial Corp 1,126 139
Synchrony Financial 4,187 304
T Rowe Price Group Inc 2,513 266
TPG Inc 121 7
Tradeweb Markets Inc 1,206 124
UWM Holdings Corp 2,075 10
Virtu Financial Inc 983 41
Visa Inc 29,214 9,402
Voya Financial Inc 1,125 86
Western Union Co/The 3,929 37
XP Inc 4,220 82
$ 125,762
Electric - 6 .83%
AES Corp/The 8,219 120
Alliant Energy Corp 2,957 195
Ameren Corp 3,109 321
American Electric Power Co Inc 6,259 750
Brookfield Renewable Corp 1,580 66
CenterPoint Energy Inc 7,566 300
Clearway Energy Inc - Class A 515 17
Clearway Energy Inc - Class C 1,007 36
CMS Energy Corp 3,511 251
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Consolidated Edison Inc 4,167 $ 444
Constellation Energy Corp 3,652 1,025
Dominion Energy Inc 9,924 597
DTE Energy Co 2,424 326
Duke Energy Corp 9,096 1,104
Edison International 4,409 275
Entergy Corp 482,230 46,241
Evergy Inc 2,646 203
Eversource Energy 4,319 299
Exelon Corp 11,759 527
FirstEnergy Corp 6,366 301
IDACORP Inc 631 84
NextEra Energy Inc 167,496 14,723
OGE Energy Corp 2,475 108
PG&E Corp 1,354,653 20,889
Pinnacle West Capital Corp 304,986 28,534
PPL Corp 8,598 312
Public Service Enterprise Group Inc 5,789 477
Sempra 7,579 659
Southern Co/The 12,896 1,152
Talen Energy Corp
(e)
530 185
WEC Energy Group Inc 90,960 10,066
Xcel Energy Inc 437,798 33,299
$ 163,886
Electrical Components & Equipment - 0 .15%
Acuity Inc 354 110
AMETEK Inc 2,684 601
Eaton Corp PLC 4,575 1,608
Emerson Electric Co 6,589 968
Generac Holdings Inc
(e)
691 116
Littelfuse Inc 287 93
Universal Display Corp 514 59
$ 3,555
Electronics - 1 .47%
Allegion plc 1,030 170
Arrow Electronics Inc
(e)
603 80
Avnet Inc 1,000 62
Coherent Corp
(e)
1,817 386
Flex Ltd
(e)
4,319 272
Fortive Corp 382,010 20,174
Garmin Ltd 1,897 383
Honeywell International Inc 7,421 1,688
Hubbell Inc 21,080 10,286
Ingram Micro Holding Corp
(a)
305 6
Jabil Inc 445 106
Keysight Technologies Inc
(e)
2,003 433
Mettler-Toledo International Inc
(e)
240 330
nVent Electric PLC 1,861 209
Ralliant Corp 1,324 70
Sensata Technologies Holding PLC 1,795 62
TD SYNNEX Corp 864 137
Trimble Inc
(e)
2,740 185
Vontier Corp 1,693 64
Woodward Inc 682 217
$ 35,320
Energy - Alternate Sources - 0 .01%
First Solar Inc
(e)
1,170 264
Engineering & Construction - 0 .04%
AECOM 1,504 145
EMCOR Group Inc 332 239
Everus Construction Group Inc
(e)
630 56
Jacobs Solutions Inc 1,349 182
MasTec Inc
(e)
578 139
TopBuild Corp
(e)
298 140
$ 901
Entertainment - 0 .42%
Caesars Entertainment Inc
(e)
2,370 49
Churchill Downs Inc 147 14
Flutter Entertainment PLC
(e)
319 53

Schedule of Investments
LargeCap Value Fund III
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Liberty Live Holdings Inc - A Shares
(e)
292 $ 23
Liberty Live Holdings Inc - C Shares
(e)
567 47
Madison Square Garden Sports Corp
(e)
200 57
Penn Entertainment Inc
(e)
1,690 22
TKO Group Holdings Inc 489 99
Vail Resorts Inc 98 13
Warner Music Group Corp 326,101 9,777
$ 10,154
Environmental Control - 0 .70%
Clean Harbors Inc
(e)
595 155
Pentair PLC 1,869 197
Republic Services Inc 2,360 507
Tetra Tech Inc 2,646 100
Veralto Corp 98,163 9,716
Waste Management Inc 27,278 6,062
$ 16,737
Food - 0 .58%
Albertsons Cos Inc 4,623 77
Campbell's Company/The 2,400 67
Conagra Brands Inc 5,889 109
Flowers Foods Inc 2,184 25
General Mills Inc 6,220 288
Hershey Co/The 53,435 10,407
Hormel Foods Corp 3,385 83
Ingredion Inc 748 88
J M Smucker Co/The 1,169 123
Kraft Heinz Co/The 9,927 236
Kroger Co/The 7,040 442
Lamb Weston Holdings Inc 1,574 72
McCormick & Co Inc/MD 2,916 180
Mondelez International Inc 15,084 882
Performance Food Group Co
(e)
1,521 145
Pilgrim's Pride Corp 614 27
Post Holdings Inc
(e)
567 58
Seaboard Corp 4 20
Smithfield Foods Inc 671 16
Sysco Corp 2,591 217
Tyson Foods Inc 3,225 211
US Foods Holding Corp
(e)
2,594 217
$ 13,990
Forest Products & Paper - 0 .01%
International Paper Co 6,077 245
Gas - 0 .03%
Atmos Energy Corp 1,839 306
MDU Resources Group Inc 2,510 51
National Fuel Gas Co 1,050 88
NiSource Inc 5,546 246
UGI Corp 2,661 107
$ 798
Hand & Machine Tools - 0 .03%
Lincoln Electric Holdings Inc 640 170
MSA Safety Inc 433 76
Snap-on Inc 598 219
Stanley Black & Decker Inc 1,764 139
$ 604
Healthcare - Products - 4 .00%
Abbott Laboratories 94,502 10,329
Agilent Technologies Inc 3,333 446
Align Technology Inc
(e)
816 133
Avantor Inc
(e)
1,411,584 15,414
Baxter International Inc 5,937 119
Bio-Techne Corp 1,790 115
Boston Scientific Corp
(e)
14,291 1,337
Bruker Corp 1,208 53
Caris Life Sciences Inc
(e)
166 4
Cooper Cos Inc/The
(e)
2,285 186
Danaher Corp 7,349 1,609
DENTSPLY SIRONA Inc 2,330 29
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Edwards Lifesciences Corp
(e)
6,678 $ 543
Envista Holdings Corp
(e)
2,016 47
Exact Sciences Corp
(e)
2,013 206
GE HealthCare Technologies Inc 253,426 20,013
Globus Medical Inc
(e)
1,268 115
Hologic Inc
(e)
2,564 192
Medtronic PLC 294,410 30,313
QIAGEN NV 2,325 125
Repligen Corp
(e)
540 81
ResMed Inc 1,294 334
Revvity Inc 1,335 145
Solventum Corp
(e)
1,683 130
STERIS PLC 1,138 299
Stryker Corp 2,978 1,101
Teleflex Inc 517 54
Thermo Fisher Scientific Inc 20,480 11,850
Waters Corp
(e)
325 120
West Pharmaceutical Services Inc 827 191
Zimmer Biomet Holdings Inc 2,273 198
$ 95,831
Healthcare - Services - 1 .63%
Acadia Healthcare Co Inc
(e)
1,352 18
Centene Corp
(e)
5,681 246
Charles River Laboratories International Inc
(e)
572 120
Chemed Corp 148 63
Cigna Group/The 2,823 774
Elevance Health Inc 38,791 13,412
Encompass Health Corp 1,122 106
HCA Healthcare Inc 1,485 725
Humana Inc 1,395 272
IQVIA Holdings Inc
(e)
1,967 453
Labcorp Holdings Inc 968 263
Molina Healthcare Inc
(e)
269 48
Quest Diagnostics Inc 1,294 242
Sotera Health Co
(e)
2,284 41
Tenet Healthcare Corp
(e)
1,045 198
UnitedHealth Group Inc 76,509 21,953
Universal Health Services Inc 639 129
$ 39,063
Home Builders - 0 .60%
DR Horton Inc 3,070 457
Lennar Corp - A Shares 119,610 13,079
Lennar Corp - B Shares 142 15
NVR Inc
(e)
32 244
PulteGroup Inc 2,256 282
Thor Industries Inc 589 66
Toll Brothers Inc 1,099 159
$ 14,302
Home Furnishings - 0 .01%
Dolby Laboratories Inc 749 48
SharkNinja Inc
(e)
848 100
Whirlpool Corp
(a)
664 53
$ 201
Housewares - 0 .00%
Newell Brands Inc 6,201 26
Scotts Miracle-Gro Co/The 541 35
$ 61
Insurance - 5 .71%
Aflac Inc 5,594 621
Allstate Corp/The 3,077 612
American Financial Group Inc/OH 785 102
American International Group Inc 323,388 24,216
Aon PLC 187 65
Arch Capital Group Ltd
(e)
4,146 398
Arthur J Gallagher & Co 42,227 10,530
Assurant Inc 595 142
Assured Guaranty Ltd 550 47
Axis Capital Holdings Ltd 869 90
Berkshire Hathaway Inc - Class B
(e)
115,392 55,449

Schedule of Investments
LargeCap Value Fund III
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Brighthouse Financial Inc
(e)
708 $ 45
Brown & Brown Inc 2,990 216
Chubb Ltd 4,277 1,324
Cincinnati Financial Corp 1,802 290
CNA Financial Corp 315 15
Corebridge Financial Inc 3,256 100
Everest Group Ltd 35,833 11,871
Fidelity National Financial Inc 2,994 163
First American Financial Corp 1,138 72
Globe Life Inc 898 126
Hanover Insurance Group Inc/The 414 72
Hartford Insurance Group Inc/The 3,287 444
Kemper Corp 730 29
Lincoln National Corp 1,993 83
Loews Corp 1,953 206
Markel Group Inc
(e)
115 235
Marsh & McLennan Cos Inc 5,080 956
MetLife Inc 6,499 513
MGIC Investment Corp 2,573 69
Old Republic International Corp 2,788 109
Primerica Inc 378 99
Progressive Corp/The 59,869 12,453
Prudential Financial Inc 4,071 452
Reinsurance Group of America Inc 788 160
RenaissanceRe Holdings Ltd 538 152
RLI Corp 959 56
Travelers Cos Inc/The 2,604 741
Unum Group 1,934 147
W R Berkley Corp 3,346 229
White Mountains Insurance Group Ltd 28 57
Willis Towers Watson PLC 41,814 13,274
$ 137,030
Internet - 5 .13%
Alphabet Inc - A Shares 214,124 72,373
Alphabet Inc - C Shares 19,641 6,649
Amazon.com Inc
(e)
104,147 24,922
Booking Holdings Inc 24 120
CDW Corp/DE 1,384 175
eBay Inc 5,261 480
Etsy Inc
(e)
489 26
F5 Inc
(e)
682 188
Gen Digital Inc 5,677 136
IAC Inc
(e)
832 31
Lyft Inc
(e)
3,777 64
Maplebear Inc
(e)
2,016 75
Match Group Inc 2,807 87
Meta Platforms Inc 22,652 16,230
Pinterest Inc
(e)
3,680 82
Robinhood Markets Inc
(e)
7,501 746
Roku Inc
(e)
1,268 121
Trump Media & Technology Group Corp
(e)
1,091 14
VeriSign Inc 973 238
Wayfair Inc
(e)
933 97
Zillow Group Inc - A Shares
(e)
597 37
Zillow Group Inc - C Shares
(e)
1,858 117
$ 123,008
Iron & Steel - 0 .05%
Carpenter Technology Corp 464 148
Cleveland-Cliffs Inc
(e)
6,558 90
Nucor Corp 2,678 476
Reliance Inc 600 198
Steel Dynamics Inc 1,417 254
$ 1,166
Leisure Products & Services - 2 .47%
Amer Sports Inc
(e)
1,745 64
Brunswick Corp/DE 811 65
Carnival Corp 1,967,553 59,066
Harley-Davidson Inc 1,281 25
Norwegian Cruise Line Holdings Ltd
(e)
641 14
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services (continued)
YETI Holdings Inc
(e)
1,002 $ 46
$ 59,280
Lodging - 1 .32%
Boyd Gaming Corp 642 54
Choice Hotels International Inc 220 23
Hyatt Hotels Corp 475 74
Marriott International Inc/MD 601 190
MGM Resorts International
(e)
2,398 80
Travel + Leisure Co 511 36
Wyndham Hotels & Resorts Inc 116 8
Wynn Resorts Ltd 291,075 31,276
$ 31,741
Machinery - Construction & Mining - 0 .98%
BWX Technologies Inc 869 178
Caterpillar Inc 4,750 3,122
Oshkosh Corp 762 110
Vertiv Holdings Co 108,475 20,196
$ 23,606
Machinery - Diversified - 0 .66%
AGCO Corp 725 82
Applied Industrial Technologies Inc 438 114
CNH Industrial NV 10,204 110
Cognex Corp 1,963 76
Crane Co 578 106
Deere & Co 22,383 11,818
Dover Corp 1,576 317
Esab Corp 666 81
Flowserve Corp 1,482 116
Gates Industrial Corp PLC
(e)
2,968 68
Graco Inc 1,897 166
IDEX Corp 875 174
Ingersoll Rand Inc 4,625 398
Middleby Corp/The
(e)
557 82
Nordson Corp 612 168
Otis Worldwide Corp 4,573 391
Regal Rexnord Corp 784 127
Rockwell Automation Inc 1,217 513
Toro Co/The 1,137 104
Westinghouse Air Brake Technologies Corp 1,974 454
Xylem Inc/NY 2,847 392
$ 15,857
Media - 0 .24%
Charter Communications Inc
(e)
1,010 208
Comcast Corp - Class A 42,356 1,260
FactSet Research Systems Inc 407 104
Fox Corp - A Shares 2,385 174
Fox Corp - B Shares 1,702 112
Liberty Broadband Corp - A Shares
(e)
194 9
Liberty Broadband Corp - C Shares
(e)
1,109 53
Liberty Global Ltd - A Shares
(e)
2,489 28
Liberty Global Ltd - C Shares
(e)
2,063 23
Liberty Media Corp-Liberty Formula One - A
Shares
(e)
232 18
Liberty Media Corp-Liberty Formula One - C
Shares
(e)
1,649 143
New York Times Co/The 1,834 134
News Corp - A Shares 4,379 118
News Corp - B Shares 1,560 49
Nexstar Media Group Inc 310 66
Sirius XM Holdings Inc 2,349 48
Versant Media Group Inc
(e)
1,790 58
Walt Disney Co/The 21,204 2,392
Warner Bros Discovery Inc
(e)
27,151 748
$ 5,745
Metal Fabrication & Hardware - 0 .23%
Advanced Drainage Systems Inc 32,899 5,002
Mueller Industries Inc 1,225 167
RBC Bearings Inc
(e)
280 140
Timken Co/The 732 68

Schedule of Investments
LargeCap Value Fund III
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware (continued)
Valmont Industries Inc 233 $ 104
$ 5,481
Mining - 1 .26%
Alcoa Corp 2,976 169
Anglogold Ashanti Plc 5,125 476
Freeport-McMoRan Inc 456,679 27,506
MP Materials Corp
(e)
1,611 95
Newmont Corp 12,863 1,445
Royal Gold Inc 949 250
Southern Copper Corp 996 189
$ 30,130
Miscellaneous Manufacturers - 1 .96%
3M Co 5,226 800
A O Smith Corp 1,400 103
Donaldson Co Inc 1,315 134
Entegris Inc 366,751 43,302
Illinois Tool Works Inc 2,261 591
ITT Inc 1,020 186
Parker-Hannifin Corp 1,479 1,384
Teledyne Technologies Inc
(e)
543 337
Textron Inc 2,034 179
$ 47,016
Office & Business Equipment - 0 .01%
Zebra Technologies Corp
(e)
599 141
Oil & Gas - 5 .57%
Antero Resources Corp
(e)
3,340 121
APA Corp 4,097 108
Chevron Corp 269,082 47,600
Chord Energy Corp 710 71
ConocoPhillips 14,632 1,525
Coterra Energy Inc 8,765 253
Devon Energy Corp 7,219 290
Diamondback Energy Inc 2,185 358
EOG Resources Inc 6,396 717
EQT Corp 7,217 417
Expand Energy Corp 2,629 296
Exxon Mobil Corp 428,675 60,615
HF Sinclair Corp 1,644 85
Marathon Petroleum Corp 3,549 625
Matador Resources Co 1,446 65
Occidental Petroleum Corp 8,194 372
Ovintiv Inc 2,955 128
Permian Resources Corp 1,135,777 18,321
Phillips 66 4,354 625
Range Resources Corp 2,763 105
Valero Energy Corp 3,528 640
Viper Energy Inc 1,975 84
Weatherford International PLC 824 78
$ 133,499
Oil & Gas Services - 0 .93%
Baker Hughes Co 11,537 646
Halliburton Co 608,937 20,412
NOV Inc 4,245 78
SLB Ltd 16,085 778
TechnipFMC PLC 4,714 263
$ 22,177
Packaging & Containers - 0 .50%
Amcor PLC 5,345 237
AptarGroup Inc 810 101
Ball Corp 3,196 182
Crown Holdings Inc 1,310 137
Graphic Packaging Holding Co 3,618 53
Packaging Corp of America 48,900 10,883
Sealed Air Corp 1,707 71
Silgan Holdings Inc 1,094 47
Smurfit WestRock PLC 6,042 252
Sonoco Products Co 1,219 58
$ 12,021
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 4 .67%
Becton Dickinson & Co 3,332 $ 678
BellRing Brands Inc
(e)
1,555 39
Bristol-Myers Squibb Co 19,173 1,055
Cardinal Health Inc 1,377 296
CVS Health Corp 14,581 1,087
Elanco Animal Health Inc
(e)
5,703 137
Henry Schein Inc
(e)
1,288 97
Jazz Pharmaceuticals PLC
(e)
686 113
Johnson & Johnson 74,012 16,820
McKesson Corp 11,209 9,317
Merck & Co Inc 506,238 55,822
Neurocrine Biosciences Inc
(e)
207 28
Organon & Co 3,038 26
Pfizer Inc 66,598 1,761
Sanofi SA ADR 516,252 24,284
Viatris Inc 13,612 178
Zoetis Inc 1,014 127
$ 111,865
Pipelines - 0 .11%
Antero Midstream Corp 3,913 74
Cheniere Energy Inc 1,370 290
DT Midstream Inc 1,144 144
Kinder Morgan Inc 22,662 691
ONEOK Inc 7,253 574
Williams Cos Inc/The 13,423 903
$ 2,676
Private Equity - 0 .42%
Carlyle Group Inc/The 3,011 177
KKR & Co Inc 85,838 9,808
$ 9,985
Real Estate - 0 .04%
CBRE Group Inc
(e)
3,087 526
CoStar Group Inc
(e)
4,231 260
Howard Hughes Holdings Inc
(e)
362 30
Jones Lang LaSalle Inc
(e)
400 143
$ 959
REITs - 3 .65%
AGNC Investment Corp 12,472 142
Agree Realty Corp 1,392 101
Alexandria Real Estate Equities Inc 2,087 114
American Homes 4 Rent 3,946 124
Americold Realty Trust Inc 3,528 44
Annaly Capital Management Inc 7,980 184
AvalonBay Communities Inc 1,663 295
Brixmor Property Group Inc 3,768 101
BXP Inc 1,808 117
Camden Property Trust 1,213 132
Cousins Properties Inc 2,065 52
Crown Castle Inc 5,025 436
CubeSmart 2,796 105
Digital Realty Trust Inc 3,998 663
EastGroup Properties Inc 624 113
EPR Properties 924 50
Equinix Inc 1,142 937
Equity LifeStyle Properties Inc 2,202 139
Equity Residential 4,381 273
Essex Property Trust Inc 759 191
Extra Space Storage Inc 2,465 340
Federal Realty Investment Trust 1,030 104
First Industrial Realty Trust Inc 1,498 87
Gaming and Leisure Properties Inc 3,129 140
Healthcare Realty Trust Inc 3,840 64
Healthpeak Properties Inc 8,046 139
Highwoods Properties Inc 1,264 33
Host Hotels & Resorts Inc 7,963 148
Invitation Homes Inc 7,103 190
Iron Mountain Inc 3,383 312
Kilroy Realty Corp 1,452 50
Kimco Realty Corp 7,757 163

Schedule of Investments
LargeCap Value Fund III
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Lineage Inc 827 $ 29
Medical Properties Trust Inc 5,835 29
Mid-America Apartment Communities Inc 1,318 177
Millrose Properties Inc 1,894 56
National Storage Affiliates Trust 824 26
NNN REIT Inc 2,189 91
Omega Healthcare Investors Inc 3,421 150
Park Hotels & Resorts Inc 2,298 25
Prologis Inc 217,682 28,421
Public Storage 83,209 22,982
Rayonier Inc 3,476 79
Realty Income Corp 10,703 655
Regency Centers Corp 2,068 151
Rexford Industrial Realty Inc 2,718 110
Rithm Capital Corp 6,844 75
SBA Communications Corp 1,246 229
Simon Property Group Inc 2,940 562
STAG Industrial Inc 2,185 82
Starwood Property Trust Inc 4,046 73
Sun Communities Inc 1,152 147
UDR Inc 3,605 134
Ventas Inc 5,453 424
VICI Properties Inc 885,853 24,875
Vornado Realty Trust 2,064 66
Welltower Inc 8,027 1,512
Weyerhaeuser Co 8,421 217
WP Carey Inc 2,490 174
$ 87,634
Retail - 2 .13%
AutoNation Inc
(e)
310 64
AutoZone Inc
(e)
164 607
Bath & Body Works Inc 2,411 53
Best Buy Co Inc 2,215 144
BJ's Wholesale Club Holdings Inc
(e)
1,258 116
CarMax Inc
(e)
1,715 76
Casey's General Stores Inc 367 223
Darden Restaurants Inc 87 17
Dick's Sporting Goods Inc 754 152
Dillard's Inc
(a)
45 27
Dollar General Corp 2,570 369
Dollar Tree Inc
(e)
2,224 262
Domino's Pizza Inc 246 101
Ferguson Enterprises Inc 2,086 527
Five Below Inc
(e)
637 122
Floor & Decor Holdings Inc
(e)
898 59
Freshpet Inc
(e)
403 28
GameStop Corp
(e)
4,776 114
Gap Inc/The 2,652 74
Genuine Parts Co 1,580 220
Home Depot Inc/The 30,130 11,286
Lithia Motors Inc 248 80
Lowe's Cos Inc 6,559 1,752
Lululemon Athletica Inc
(e)
518 90
Macy's Inc 3,126 63
McDonald's Corp 27,604 8,695
MSC Industrial Direct Co Inc 544 46
Ollie's Bargain Outlet Holdings Inc
(e)
717 79
O'Reilly Automotive Inc
(e)
96,923 9,539
Penske Automotive Group Inc 227 36
QXO Inc
(e)
7,091 157
Restaurant Brands International Inc 1,452 97
RH
(e)
157 31
Ross Stores Inc 2,969 560
Starbucks Corp 11,550 1,062
Target Corp 5,264 555
TJX Cos Inc/The 6,537 979
Ulta Beauty Inc
(e)
395 256
Walmart Inc 98,469 11,732
Wendy's Co/The 1,343 10
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Williams-Sonoma Inc 1,168 $ 239
Yum! Brands Inc 2,165 337
$ 51,036
Savings & Loans - 0 .00%
TFS Financial Corp 779 11
Semiconductors - 4 .37%
Advanced Micro Devices Inc
(e)
7,801 1,847
Allegro MicroSystems Inc
(e)
1,523 56
Amkor Technology Inc 1,335 64
Analog Devices Inc 5,805 1,805
Applied Materials Inc 6,723 2,167
Cirrus Logic Inc
(e)
598 78
GLOBALFOUNDRIES Inc
(e)
1,272 54
Intel Corp
(e)
51,716 2,403
IPG Photonics Corp
(e)
289 27
Lattice Semiconductor Corp
(e)
301 24
MACOM Technology Solutions Holdings Inc
(e)
539 118
Marvell Technology Inc 9,348 738
Microchip Technology Inc 558,204 42,378
Micron Technology Inc 13,058 5,417
MKS Inc 804 189
ON Semiconductor Corp
(e)
4,755 285
Onto Innovation Inc
(e)
460 93
Qorvo Inc
(e)
982 77
QUALCOMM Inc 214,188 32,469
Skyworks Solutions Inc 1,709 95
Teradyne Inc 1,832 442
Texas Instruments Inc 64,360 13,873
$ 104,699
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 457 192
Software - 3 .61%
Akamai Technologies Inc
(e)
1,634 159
BILL Holdings Inc
(e)
996 43
Broadridge Financial Solutions Inc 124 24
Bullish
(a),(e)
425 13
CCC Intelligent Solutions Holdings Inc
(e)
6,684 51
Concentrix Corp 517 19
Dayforce Inc
(e)
1,595 110
Docusign Inc
(e)
608 32
DoubleVerify Holdings Inc
(e)
1,041 11
Dropbox Inc - A Shares
(e)
1,664 42
Electronic Arts Inc 2,933 598
Fair Isaac Corp
(e)
47 69
Fidelity National Information Services Inc 479,056 26,468
Fiserv Inc
(e)
4,531 289
Jack Henry & Associates Inc 864 155
Microsoft Corp 20,851 8,972
MongoDB Inc
(e)
834 310
MSCI Inc 21,651 13,190
nCino Inc
(e)
1,072 23
Nutanix Inc
(e)
2,342 92
Oracle Corp 127,063 20,912
Paychex Inc 2,547 263
Paycom Software Inc 288 39
Pegasystems Inc 720 31
PTC Inc
(e)
1,270 198
Roper Technologies Inc 1,238 460
Salesforce Inc 56,994 12,099
SentinelOne Inc
(e)
1,206 17
SS&C Technologies Holdings Inc 2,428 199
Strategy Inc
(e)
2,929 439
Synopsys Inc
(e)
573 267
Take-Two Interactive Software Inc
(e)
1,398 308
Teradata Corp
(e)
847 24
Twilio Inc
(e)
1,329 160
Tyler Technologies Inc
(e)
91 34
UiPath Inc
(e)
4,708 59
Unity Software Inc
(e)
3,440 100

Schedule of Investments
LargeCap Value Fund III
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Veeva Systems Inc
(e)
352 $ 72
Zoom Communications Inc
(e)
3,087 284
ZoomInfo Technologies Inc
(e)
3,503 28
$ 86,663
Telecommunications - 1 .25%
AST SpaceMobile Inc
(e)
218 24
AT&T Inc 81,032 2,124
Ciena Corp
(e)
1,641 413
Cisco Systems Inc 46,566 3,647
Corning Inc 9,136 943
GCI Liberty Inc - Class A
(e)
39 2
GCI Liberty Inc - Class C
(e)
385 14
Iridium Communications Inc 1,274 25
Millicom International Cellular SA 1,167 71
Motorola Solutions Inc 26,322 10,596
T-Mobile US Inc 50,041 9,869
Verizon Communications Inc 49,498 2,204
$ 29,932
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 1,504 134
Mattel Inc
(e)
3,618 76
$ 210
Transportation - 1 .92%
CH Robinson Worldwide Inc 1,373 268
CSX Corp 298,256 11,262
Expeditors International of Washington Inc 1,561 251
FedEx Corp 2,492 803
GXO Logistics Inc
(e)
1,313 74
JB Hunt Transport Services Inc 144,715 29,337
Kirby Corp
(e)
653 77
Knight-Swift Transportation Holdings Inc 1,915 105
Landstar System Inc 399 60
Norfolk Southern Corp 2,628 765
Old Dominion Freight Line Inc 2,048 355
Ryder System Inc 460 88
Saia Inc
(e)
300 100
Schneider National Inc 538 14
Union Pacific Corp 6,422 1,510
United Parcel Service Inc 8,590 912
XPO Inc
(e)
1,092 162
$ 46,143
Water - 0 .02%
American Water Works Co Inc 2,233 288
Essential Utilities Inc 3,232 126
$ 414
TOTAL COMMON STOCKS $ 2,242,022
Total Investments $ 2,399,081
Other Assets and Liabilities -  (0.05)% (1,201)
TOTAL NET ASSETS - 100.00% $ 2,397,880
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,041 or 0.04% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,061 or
0.04% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.59% $ 46,181 $ 414,214 $ 405,629 $ 54,766
$ 46,181 $ 414,214 $ 405,629 $ 54,766
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.59% $ 523 $ — $ — $ —
$ 523 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2026 Long 49 $ 17,066 $ (107)
Total $ (107)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .14 % Shares Held Value (000's)
Money Market Funds - 0 .14%
BlackRock Liquidity FedFund - Institutional Class
3.58%
(a),(b)
3,812,809 $ 3,813
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(b),(c)
39,095,424 39,095
$ 42,908
TOTAL INVESTMENT COMPANIES $ 42,908
COMMON STOCKS - 100 .10 % Shares Held Value (000's)
Aerospace & Defense - 10 .39%
HEICO Corp - Class A 6,227,229 $ 1,585,390
TransDigm Group Inc 1,086,834 1,551,499
$ 3,136,889
Building Materials - 8 .53%
Eagle Materials Inc 226,219 46,106
Martin Marietta Materials Inc 1,575,044 1,026,850
Vulcan Materials Co 4,994,201 1,500,957
$ 2,573,913
Chemicals - 1 .39%
Air Products and Chemicals Inc 372,279 101,446
Perimeter Solutions Inc
(c),(d)
7,969,226 208,395
Sherwin-Williams Co/The 309,731 109,843
$ 419,684
Commercial Services - 2 .17%
Ashtead Group PLC ADR
(e)
3,753,328 237,811
Moody's Corp 192,596 99,295
Toast Inc
(d)
4,880,604 151,835
Verisk Analytics Inc 768,491 167,116
$ 656,057
Distribution & Wholesale - 4 .43%
Copart Inc
(d)
25,246,586 1,024,506
Fastenal Co 7,240,171 313,934
$ 1,338,440
Diversified Financial Services - 4 .80%
Ares Management Corp 2,683,474 401,636
Brookfield Asset Management Ltd 8,147,036 404,989
Brookfield Wealth Solutions Ltd
(d),(e)
232,785 10,622
LPL Financial Holdings Inc 1,736,253 632,864
$ 1,450,111
Electric - 4 .50%
Brookfield Infrastructure Partners LP 27,236,051 984,583
Brookfield Renewable Corp
(e)
2,523,813 105,092
Brookfield Renewable Partners LP 9,055,160 270,115
$ 1,359,790
Electrical Components & Equipment - 0 .98%
AMETEK Inc 1,315,541 294,655
Electronics - 0 .86%
Mettler-Toledo International Inc
(d)
188,169 258,401
Entertainment - 4 .36%
Liberty Live Holdings Inc - A Shares
(d)
328,587 26,432
Liberty Live Holdings Inc - C Shares
(d)
1,360,016 112,310
Live Nation Entertainment Inc
(d)
8,092,240 1,177,016
$ 1,315,758
Environmental Control - 0 .91%
Veralto Corp 600,603 59,447
Waste Connections Inc 1,276,526 213,946
$ 273,393
Healthcare - Products - 1 .89%
IDEXX Laboratories Inc
(d)
528,699 354,471
Waters Corp
(d)
585,322 216,991
$ 571,462
Home Builders - 2 .00%
Lennar Corp - A Shares 2,192,284 239,726
Lennar Corp - B Shares 38,354 3,884
NVR Inc
(d)
47,142 359,964
$ 603,574
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 7 .94%
Arch Capital Group Ltd
(d)
2,664,798 $ 255,927
Arthur J Gallagher & Co 1,700,002 423,930
Brown & Brown Inc 11,328,820 816,808
Markel Group Inc
(d)
319,731 652,456
Ryan Specialty Holdings Inc 3,118,796 150,575
W R Berkley Corp 1,407,522 96,528
$ 2,396,224
Internet - 0 .20%
Wix.com Ltd
(d)
710,648 61,713
Lodging - 6 .44%
Hilton Worldwide Holdings Inc 5,128,018 1,530,765
Hyatt Hotels Corp 2,639,096 412,675
$ 1,943,440
Machinery - Diversified - 0 .43%
Graco Inc 1,503,949 131,340
Media - 2 .11%
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
855,342 68,162
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
6,531,967 568,412
$ 636,574
Miscellaneous Manufacturers - 1 .53%
Entegris Inc 3,907,068 461,308
Private Equity - 8 .67%
Brookfield Corp 32,862,936 1,496,907
KKR & Co Inc 9,802,426 1,120,025
$ 2,616,932
Real Estate - 6 .08%
CBRE Group Inc
(d)
6,945,759 1,183,071
CoStar Group Inc
(d)
10,621,717 653,236
Seaport Entertainment Group Inc
(d),(e)
16,686 315
$ 1,836,622
REITs - 0 .10%
Millrose Properties Inc 1,012,683 30,178
Retail - 7 .69%
Domino's Pizza Inc 956,245 392,376
Floor & Decor Holdings Inc
(d)
4,767,808 314,485
O'Reilly Automotive Inc
(d)
13,901,419 1,368,039
Ross Stores Inc 1,310,995 247,319
$ 2,322,219
Software - 11 .55%
Appfolio Inc
(d)
935,048 177,547
CCC Intelligent Solutions Holdings Inc
(d)
27,927,670 211,692
Constellation Software Inc/Canada 221,039 408,285
Constellation Software Inc/Canada - Warrants
(d),(f)
143,533 —
Fair Isaac Corp
(d)
280,774 410,820
Jack Henry & Associates Inc 181,999 32,616
Lumine Group Inc
(d)
359,888 5,970
MSCI Inc 1,113,256 678,218
Procore Technologies Inc
(d)
2,475,796 139,858
Roper Technologies Inc 1,210,341 449,315
Topicus.com Inc
(d)
769,746 57,385
Tyler Technologies Inc
(d)
1,059,982 391,557
Veeva Systems Inc
(d)
2,560,466 522,130
$ 3,485,393
Transportation - 0 .15%
Old Dominion Freight Line Inc 263,662 45,666
TOTAL COMMON STOCKS $ 30,219,736
Total Investments $ 30,262,644
Other Assets and Liabilities -  (0.24)% (73,669)
TOTAL NET ASSETS - 100.00% $ 30,188,975

Schedule of Investments
MidCap Fund
January 31, 2026 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $37,103 or
0.12% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $35,898 or 0.12% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Perimeter Solutions Inc $ 191,086 $ — $ 4,503 $ 208,395
Principal Government Money Market Fund - Class R-6 3.59% 122,581 1,662,045 1,745,531 39,095
$ 313,667 $ 1,662,045 $ 1,750,034 $ 247,490
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Perimeter Solutions Inc $ — $ 2,304 $ — $ 19,508
Principal Government Money Market Fund - Class R-6 3.59% 56 — — —
$ 56 $ 2,304 $ — $ 19,508
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .34 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .16%
iShares Core S&P Mid-Cap ETF 29,500 $ 2,026
Money Market Funds - 1 .18%
BlackRock Liquidity FedFund - Institutional Class
3.58%
(a),(b)
399,799 399
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(b),(c)
14,534,721 14,535
$ 14,934
TOTAL INVESTMENT COMPANIES $ 16,960
COMMON STOCKS - 98 .98 % Shares Held Value (000's)
Aerospace & Defense - 2 .35%
AeroVironment Inc
(d)
11,905 $ 3,314
ATI Inc
(d)
50,840 6,116
Curtiss-Wright Corp 13,798 9,061
Hexcel Corp 29,789 2,467
Kratos Defense & Security Solutions Inc
(d)
63,181 6,509
StandardAero Inc
(d)
72,033 2,225
$ 29,692
Agriculture - 0 .21%
Darling Ingredients Inc
(d)
59,193 2,703
Airlines - 0 .43%
Alaska Air Group Inc
(d)
43,403 2,206
American Airlines Group Inc
(d)
247,002 3,285
$ 5,491
Apparel - 0 .53%
Capri Holdings Ltd
(d)
44,583 1,006
Columbia Sportswear Co 9,477 524
Crocs Inc
(d)
19,426 1,630
PVH Corp 18,007 1,123
VF Corp 122,815 2,406
$ 6,689
Automobile Parts & Equipment - 1 .03%
Autoliv Inc 26,152 3,171
BorgWarner Inc 80,049 3,795
Gentex Corp 81,928 1,885
Goodyear Tire & Rubber Co/The
(d)
107,081 1,007
Lear Corp 19,410 2,273
Visteon Corp 10,211 928
$ 13,059
Banks - 5 .96%
Associated Banc-Corp 61,179 1,668
Bank OZK 39,621 1,884
Columbia Banking System Inc 111,931 3,295
Commerce Bancshares Inc/MO 48,385 2,547
Cullen/Frost Bankers Inc 23,926 3,297
East West Bancorp Inc 51,484 5,892
First Financial Bankshares Inc 48,765 1,552
First Horizon Corp 184,253 4,512
Flagstar Bank NA 112,014 1,481
FNB Corp/PA 134,014 2,352
Glacier Bancorp Inc 48,138 2,440
Hancock Whitney Corp 31,289 2,153
Home BancShares Inc/AR 68,397 1,977
International Bancshares Corp 20,238 1,409
Old National Bancorp/IN 130,142 3,179
Pinnacle Financial Partners Inc 55,874 5,313
Prosperity Bancshares Inc 35,547 2,453
SOUTHSTATE BANK CORP 37,613 3,849
Texas Capital Bancshares Inc
(d)
17,081 1,728
UMB Financial Corp 26,718 3,397
United Bankshares Inc/WV 52,421 2,219
Valley National Bancorp 179,453 2,236
Webster Financial Corp 60,355 3,970
Western Alliance Bancorp 38,626 3,444
Wintrust Financial Corp 25,061 3,696
Zions Bancorp NA 55,248 3,310
$ 75,253
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0 .55%
Boston Beer Co Inc/The
(d)
2,878 $ 615
Celsius Holdings Inc
(d)
59,807 3,139
Coca-Cola Consolidated Inc 21,167 3,218
$ 6,972
Biotechnology - 2 .82%
BioMarin Pharmaceutical Inc
(d)
71,889 4,065
Bio-Rad Laboratories Inc
(d)
6,803 1,998
Cytokinetics Inc
(d)
45,750 2,891
Exelixis Inc
(d)
100,327 4,149
Halozyme Therapeutics Inc
(d)
44,005 3,156
Illumina Inc
(d)
57,178 8,280
Roivant Sciences Ltd
(d)
163,956 3,545
United Therapeutics Corp
(d)
16,112 7,564
$ 35,648
Building Materials - 2 .39%
AAON Inc 25,322 2,306
Carlisle Cos Inc 15,598 5,317
Eagle Materials Inc 11,998 2,445
Fortune Brands Innovations Inc 44,956 2,432
Knife River Corp
(d)
21,204 1,424
Louisiana-Pacific Corp 23,716 1,986
Owens Corning 30,757 3,686
Simpson Manufacturing Co Inc 15,514 2,743
SPX Technologies Inc
(d)
18,647 3,886
Trex Co Inc
(d)
40,135 1,662
UFP Industries Inc 21,800 2,252
$ 30,139
Chemicals - 1 .12%
Ashland Inc 17,103 1,046
Axalta Coating Systems Ltd
(d)
79,831 2,681
Cabot Corp 19,908 1,437
NewMarket Corp 2,919 1,958
Olin Corp 42,705 888
RPM International Inc 47,980 5,132
Westlake Corp 12,480 990
$ 14,132
Commercial Services - 3 .60%
API Group Corp
(d)
138,511 5,758
Aramark 98,358 3,786
Avis Budget Group Inc
(d),(e)
6,321 727
Booz Allen Hamilton Holding Corp 45,389 4,013
Brink's Co/The 15,546 1,975
Euronet Worldwide Inc
(d)
14,630 1,060
FTI Consulting Inc
(d)
11,326 1,978
Graham Holdings Co 1,272 1,484
Grand Canyon Education Inc
(d)
10,340 1,798
H&R Block Inc 47,309 1,866
Morningstar Inc 8,927 1,804
Paylocity Holding Corp
(d)
16,484 2,225
Service Corp International/US 52,456 4,219
Shift4 Payments Inc
(d),(e)
25,283 1,493
TransUnion 72,669 5,742
UL Solutions Inc 28,159 1,978
Valvoline Inc
(d)
47,567 1,556
WEX Inc
(d)
12,831 1,975
$ 45,437
Computers - 3 .69%
ASGN Inc
(d)
15,978 832
CACI International Inc
(d)
8,262 5,127
Crane NXT Co 18,479 934
ExlService Holdings Inc
(d)
59,386 2,325
Genpact Ltd 60,002 2,646
KBR Inc 47,520 2,034
Kyndryl Holdings Inc
(d)
85,528 1,967
Lumentum Holdings Inc
(d)
26,529 10,395
Maximus Inc 21,087 1,992
Okta Inc
(d)
63,036 5,325
Parsons Corp
(d)
19,925 1,396
Pure Storage Inc
(d)
116,827 8,124

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Qualys Inc
(d)
13,419 $ 1,770
Science Applications International Corp 17,222 1,753
$ 46,620
Cosmetics & Personal Care - 0 .18%
Coty Inc
(d)
137,456 436
elf Beauty Inc
(d)
22,316 1,896
$ 2,332
Distribution & Wholesale - 1 .74%
Core & Main Inc
(d)
71,355 3,807
RB Global Inc 69,486 7,892
Watsco Inc 13,069 5,050
WESCO International Inc 18,204 5,269
$ 22,018
Diversified Financial Services - 3 .05%
Affiliated Managers Group Inc 10,525 3,295
Ally Financial Inc 104,898 4,435
Evercore Inc - Class A 14,474 5,113
Federated Hermes Inc 27,654 1,473
Hamilton Lane Inc 15,299 2,161
Houlihan Lokey Inc 20,400 3,434
Janus Henderson Group PLC 46,244 2,226
Jefferies Financial Group Inc 61,753 3,778
SEI Investments Co 34,821 3,059
SLM Corp 75,977 2,063
Stifel Financial Corp 38,105 4,698
Voya Financial Inc 35,611 2,730
$ 38,465
Electric - 1 .80%
Black Hills Corp 28,241 2,061
IDACORP Inc 20,224 2,686
Northwestern Energy Group Inc 22,979 1,559
OGE Energy Corp 75,386 3,293
Ormat Technologies Inc 22,745 2,842
Portland General Electric Co 42,092 2,115
Talen Energy Corp
(d)
17,097 5,956
TXNM Energy Inc 36,681 2,161
$ 22,673
Electrical Components & Equipment - 1 .14%
Acuity Inc 11,380 3,519
Belden Inc 14,706 1,728
EnerSys 13,812 2,489
Littelfuse Inc 9,319 3,017
Novanta Inc
(d)
13,388 1,801
Universal Display Corp 16,545 1,900
$ 14,454
Electronics - 4 .38%
Advanced Energy Industries Inc 14,099 3,600
Arrow Electronics Inc
(d)
19,275 2,554
Avnet Inc 30,433 1,899
Coherent Corp
(d)
58,806 12,478
Flex Ltd
(d)
138,374 8,723
nVent Electric PLC 60,381 6,778
Sensata Technologies Holding PLC 54,514 1,886
TD SYNNEX Corp 28,341 4,497
TTM Technologies Inc
(d)
38,555 3,786
Vontier Corp 54,297 2,036
Woodward Inc 22,440 7,132
$ 55,369
Energy - Alternate Sources - 0 .52%
Nextpower Inc
(d)
55,527 6,502
Engineering & Construction - 2 .17%
AECOM 49,561 4,779
Dycom Industries Inc
(d)
10,833 3,947
Exponent Inc 18,668 1,342
Fluor Corp
(d)
60,315 2,786
MasTec Inc
(d)
22,953 5,520
Sterling Infrastructure Inc
(d)
11,494 4,114
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
TopBuild Corp
(d)
10,445 $ 4,889
$ 27,377
Entertainment - 0 .46%
Churchill Downs Inc 24,787 2,438
Vail Resorts Inc 13,454 1,790
Warner Music Group Corp 54,591 1,637
$ 5,865
Environmental Control - 0 .68%
Clean Harbors Inc
(d)
18,794 4,885
Tetra Tech Inc 97,822 3,684
$ 8,569
Food - 1 .99%
Albertsons Cos Inc 147,995 2,464
Flowers Foods Inc 79,022 903
Ingredion Inc 23,773 2,808
Marzetti Company/The 7,612 1,306
Performance Food Group Co
(d)
58,680 5,601
Pilgrim's Pride Corp 16,001 694
Post Holdings Inc
(d)
17,888 1,830
Sprouts Farmers Market Inc
(d)
36,436 2,584
US Foods Holding Corp
(d)
83,424 6,976
$ 25,166
Gas - 1 .07%
National Fuel Gas Co 33,815 2,832
New Jersey Resources Corp 37,589 1,860
ONE Gas Inc 22,452 1,786
Southwest Gas Holdings Inc 24,040 1,991
Spire Inc 22,088 1,866
UGI Corp 80,424 3,226
$ 13,561
Hand & Machine Tools - 0 .63%
Lincoln Electric Holdings Inc 20,591 5,464
MSA Safety Inc 13,772 2,440
$ 7,904
Healthcare - Products - 2 .02%
Avantor Inc
(d)
255,133 2,786
Bruker Corp 41,505 1,838
DENTSPLY SIRONA Inc 74,672 931
Envista Holdings Corp
(d)
61,529 1,444
Globus Medical Inc
(d)
41,690 3,780
Haemonetics Corp
(d)
17,517 1,168
Lantheus Holdings Inc
(d)
24,814 1,661
LivaNova PLC
(d)
20,434 1,343
Masimo Corp
(d)
17,085 2,346
Penumbra Inc
(d)
14,655 5,249
Repligen Corp
(d)
19,801 2,958
$ 25,504
Healthcare - Services - 2 .12%
Chemed Corp 5,300 2,264
Encompass Health Corp 37,651 3,559
Ensign Group Inc/The 21,523 3,695
HealthEquity Inc
(d)
32,240 2,762
Medpace Holdings Inc
(d)
8,327 4,850
Option Care Health Inc
(d)
59,398 2,020
Sotera Health Co
(d)
77,604 1,406
Tenet Healthcare Corp
(d)
32,887 6,225
$ 26,781
Home Builders - 0 .87%
KB Home 24,236 1,395
Taylor Morrison Home Corp
(d)
36,569 2,229
Thor Industries Inc 19,696 2,203
Toll Brothers Inc 36,067 5,211
$ 11,038
Home Furnishings - 0 .80%
Dolby Laboratories Inc 22,895 1,470
Somnigroup International Inc 78,547 6,900
Whirlpool Corp
(e)
21,011 1,681
$ 10,051

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Housewares - 0 .08%
Scotts Miracle-Gro Co/The 16,637 $ 1,068
Insurance - 4 .71%
American Financial Group Inc/OH 25,904 3,375
Brighthouse Financial Inc
(d)
21,393 1,370
CNO Financial Group Inc 35,681 1,500
Corebridge Financial Inc 100,039 3,084
Equitable Holdings Inc 107,220 4,975
Essent Group Ltd 36,173 2,276
Fidelity National Financial Inc 95,367 5,187
First American Financial Corp 38,132 2,409
Hanover Insurance Group Inc/The 13,316 2,319
Kemper Corp 21,909 863
Kinsale Capital Group Inc 8,270 3,274
MGIC Investment Corp 83,723 2,254
Old Republic International Corp 85,188 3,337
Primerica Inc 11,943 3,142
Reinsurance Group of America Inc 24,591 4,986
RenaissanceRe Holdings Ltd 17,255 4,861
RLI Corp 34,366 2,008
Ryan Specialty Holdings Inc 42,406 2,047
Selective Insurance Group Inc 22,606 1,901
Unum Group 57,607 4,376
$ 59,544
Internet - 0 .95%
Chewy Inc
(d)
84,216 2,452
Hims & Hers Health Inc
(d)
77,946 2,112
Maplebear Inc
(d)
68,767 2,555
Pinterest Inc
(d)
222,958 4,934
$ 12,053
Iron & Steel - 1 .46%
Carpenter Technology Corp 18,642 5,925
Cleveland-Cliffs Inc
(d)
213,182 2,933
Commercial Metals Co 41,524 3,192
Reliance Inc 19,566 6,447
$ 18,497
Leisure Products & Services - 0 .65%
Brunswick Corp/DE 24,336 1,952
Harley-Davidson Inc 44,209 875
Planet Fitness Inc
(d)
31,053 2,827
Polaris Inc 19,996 1,277
YETI Holdings Inc
(d)
29,116 1,331
$ 8,262
Lodging - 0 .78%
Boyd Gaming Corp 21,632 1,829
Choice Hotels International Inc 7,734 795
Hilton Grand Vacations Inc
(d)
22,408 1,011
Hyatt Hotels Corp 15,649 2,447
Travel + Leisure Co 24,071 1,674
Wyndham Hotels & Resorts Inc 28,272 2,058
$ 9,814
Machinery - Construction & Mining - 0 .94%
BWX Technologies Inc 34,212 7,028
Oshkosh Corp 23,670 3,404
Terex Corp 24,548 1,400
$ 11,832
Machinery - Diversified - 3 .47%
AGCO Corp 23,177 2,628
Applied Industrial Technologies Inc 14,114 3,675
Chart Industries Inc
(d)
16,536 3,429
CNH Industrial NV 331,144 3,563
Cognex Corp 62,715 2,430
Crane Co 18,319 3,346
Esab Corp 21,355 2,586
Flowserve Corp 47,567 3,717
Graco Inc 62,041 5,418
Middleby Corp/The
(d)
17,341 2,552
Regal Rexnord Corp 24,844 4,012
Toro Co/The 36,621 3,351
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Watts Water Technologies Inc 10,256 $ 3,070
$ 43,777
Media - 0 .53%
New York Times Co/The 60,459 4,432
Nexstar Media Group Inc 10,668 2,266
$ 6,698
Metal Fabrication & Hardware - 1 .67%
Advanced Drainage Systems Inc 26,771 4,070
Mueller Industries Inc 41,542 5,656
RBC Bearings Inc
(d)
11,780 5,886
Timken Co/The 23,720 2,210
Valmont Industries Inc 7,372 3,285
$ 21,107
Mining - 1 .75%
Alcoa Corp 96,904 5,505
Hecla Mining Co 250,747 5,647
MP Materials Corp
(d)
50,403 2,962
Royal Gold Inc 30,319 7,983
$ 22,097
Miscellaneous Manufacturers - 1 .96%
Avient Corp 34,263 1,239
Donaldson Co Inc 43,344 4,418
Entegris Inc 56,729 6,698
Fabrinet
(d)
13,407 6,562
ITT Inc 31,799 5,797
$ 24,714
Oil & Gas - 2 .68%
Antero Resources Corp
(d)
109,666 3,988
Chord Energy Corp 21,278 2,133
CNX Resources Corp
(d)
50,454 1,958
HF Sinclair Corp 58,509 3,042
Matador Resources Co 43,713 1,977
Murphy Oil Corp 50,209 1,511
Ovintiv Inc 94,769 4,120
PBF Energy Inc 30,779 1,030
Permian Resources Corp 259,831 4,191
Range Resources Corp 88,661 3,356
Valaris Ltd
(d)
24,214 1,398
Viper Energy Inc 63,027 2,668
Weatherford International PLC 26,842 2,525
$ 33,897
Oil & Gas Services - 0 .87%
NOV Inc 136,489 2,505
TechnipFMC PLC 151,370 8,434
$ 10,939
Packaging & Containers - 1 .03%
AptarGroup Inc 24,554 3,068
Crown Holdings Inc 42,665 4,466
Graphic Packaging Holding Co 110,435 1,618
Greif Inc - Class A 9,793 691
Silgan Holdings Inc 32,820 1,416
Sonoco Products Co 36,909 1,772
$ 13,031
Pharmaceuticals - 1 .15%
BellRing Brands Inc
(d)
47,141 1,172
Elanco Animal Health Inc
(d)
185,925 4,477
Jazz Pharmaceuticals PLC
(d)
22,739 3,740
Neurocrine Biosciences Inc
(d)
37,311 5,077
$ 14,466
Pipelines - 0 .57%
Antero Midstream Corp 124,755 2,348
DT Midstream Inc 38,046 4,794
$ 7,142
Private Equity - 0 .45%
Carlyle Group Inc/The 97,103 5,708
Real Estate - 0 .50%
Jones Lang LaSalle Inc
(d)
17,661 6,321

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 6 .60%
Agree Realty Corp 42,934 $ 3,101
American Healthcare REIT Inc 66,080 3,100
American Homes 4 Rent 121,994 3,821
Annaly Capital Management Inc 255,586 5,881
Brixmor Property Group Inc 114,542 3,069
COPT Defense Properties 42,273 1,302
Cousins Properties Inc 62,852 1,586
CubeSmart 85,331 3,202
EastGroup Properties Inc 19,929 3,620
EPR Properties 28,492 1,545
Equity LifeStyle Properties Inc 72,530 4,582
First Industrial Realty Trust Inc 49,553 2,876
Gaming and Leisure Properties Inc 105,901 4,739
Healthcare Realty Trust Inc 131,579 2,209
Independence Realty Trust Inc 89,330 1,492
Kilroy Realty Corp 40,729 1,404
Kite Realty Group Trust 81,016 1,903
Lamar Advertising Co 32,505 4,171
National Storage Affiliates Trust 26,487 842
NNN REIT Inc 71,064 2,961
Omega Healthcare Investors Inc 110,587 4,852
Park Hotels & Resorts Inc 74,801 818
Rayonier Inc 103,766 2,360
Rexford Industrial Realty Inc 86,925 3,523
Sabra Health Care REIT Inc 93,304 1,748
STAG Industrial Inc 69,881 2,621
Starwood Property Trust Inc 130,261 2,336
Vornado Realty Trust 60,369 1,925
WP Carey Inc 82,004 5,720
$ 83,309
Retail - 5 .65%
Abercrombie & Fitch Co
(d)
17,613 1,719
AutoNation Inc
(d)
10,235 2,098
Bath & Body Works Inc 77,155 1,682
BJ's Wholesale Club Holdings Inc
(d)
49,302 4,557
Burlington Stores Inc
(d)
23,301 6,894
Casey's General Stores Inc 13,913 8,438
Cava Group Inc
(d)
37,325 2,263
Dick's Sporting Goods Inc 24,736 4,997
Dutch Bros Inc
(d)
47,450 2,581
FirstCash Holdings Inc 14,534 2,478
Five Below Inc
(d)
20,636 3,955
Floor & Decor Holdings Inc
(d)
40,323 2,660
GameStop Corp
(d)
154,198 3,682
Gap Inc/The 84,696 2,370
Lithia Motors Inc 9,075 2,935
Macy's Inc 100,475 2,011
MSC Industrial Direct Co Inc 17,119 1,444
Murphy USA Inc 6,380 2,695
Ollie's Bargain Outlet Holdings Inc
(d)
22,943 2,531
Penske Automotive Group Inc 6,901 1,082
RH
(d)
5,752 1,144
Texas Roadhouse Inc 24,752 4,452
Wingstop Inc 10,398 2,760
$ 71,428
Semiconductors - 2 .67%
Allegro MicroSystems Inc
(d)
46,411 1,713
Amkor Technology Inc 42,549 2,056
Cirrus Logic Inc
(d)
19,095 2,489
IPG Photonics Corp
(d)
9,458 874
Lattice Semiconductor Corp
(d)
51,186 4,122
MACOM Technology Solutions Holdings Inc
(d)
23,966 5,250
MKS Inc 25,135 5,917
Onto Innovation Inc
(d)
18,340 3,706
Rambus Inc
(d)
40,283 4,585
Silicon Laboratories Inc
(d)
12,294 1,751
Synaptics Inc
(d)
14,589 1,204
$ 33,667
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 3 .54%
Appfolio Inc
(d)
8,632 $ 1,639
Bentley Systems Inc 55,729 1,957
BILL Holdings Inc
(d)
33,356 1,440
Blackbaud Inc
(d)
13,724 737
Commvault Systems Inc
(d)
16,499 1,414
Concentrix Corp 16,540 618
Docusign Inc
(d)
75,253 3,954
Doximity Inc
(d)
51,404 1,926
Dropbox Inc - A Shares
(d)
65,269 1,663
Duolingo Inc
(d)
14,972 2,007
Dynatrace Inc
(d)
112,816 4,297
Guidewire Software Inc
(d)
31,813 4,478
Manhattan Associates Inc
(d)
22,549 3,405
Nutanix Inc
(d)
101,326 3,985
Pegasystems Inc 34,296 1,499
Twilio Inc
(d)
56,734 6,834
UiPath Inc
(d)
157,528 1,983
ZoomInfo Technologies Inc
(d)
102,606 826
$ 44,662
Telecommunications - 1 .50%
Ciena Corp
(d)
52,783 13,292
EchoStar Corp
(d)
50,373 5,703
$ 18,995
Toys, Games & Hobbies - 0 .19%
Mattel Inc
(d)
116,301 2,430
Transportation - 1 .81%
GXO Logistics Inc
(d)
42,841 2,424
Kirby Corp
(d)
20,282 2,386
Knight-Swift Transportation Holdings Inc 60,748 3,347
Landstar System Inc 12,852 1,920
Ryder System Inc 15,110 2,890
Saia Inc
(d)
9,970 3,339
XPO Inc
(d)
43,926 6,506
$ 22,812
Trucking & Leasing - 0 .19%
GATX Corp 13,359 2,430
Water - 0 .33%
Essential Utilities Inc 105,887 4,107
TOTAL COMMON STOCKS $ 1,250,271
Total Investments $ 1,267,231
Other Assets and Liabilities -  (0.32)% (4,059)
TOTAL NET ASSETS - 100.00% $ 1,263,172
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,889 or
0.31% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,861 or 0.31% of net assets.

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.59% $ 38,184 $ 138,897 $ 162,546 $ 14,535
$ 38,184 $ 138,897 $ 162,546 $ 14,535
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.59% $ 260 $ — $ — $ —
$ 260 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2026 Long 32 $ 11,032 $ 11
Total $ 11
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .63 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .21%
iShares Russell Mid-Cap Value ETF
(a)
33,300 $ 4,894
Money Market Funds - 2 .42%
BlackRock Liquidity FedFund - Institutional Class
3.58%
(b),(c)
356,962 357
Principal Government Money Market Fund - Class
R-6 3.59%
(b),(c),(d)
56,800,595 56,800
$ 57,157
TOTAL INVESTMENT COMPANIES $ 62,051
COMMON STOCKS - 97 .41 % Shares Held Value (000's)
Advertising - 0 .02%
Omnicom Group Inc 6,312 $ 486
Aerospace & Defense - 2 .51%
ATI Inc
(e)
2,667 321
Curtiss-Wright Corp 5,963 3,915
Hexcel Corp
(a)
1,548 128
Howmet Aerospace Inc 18,930 3,939
L3Harris Technologies Inc 79,492 27,254
Leonardo DRS Inc 111,468 4,577
Loar Holdings Inc
(e)
52 4
StandardAero Inc
(e)
618,427 19,103
$ 59,241
Agriculture - 1 .08%
Archer-Daniels-Midland Co 370,794 24,958
Bunge Global SA 2,643 301
Darling Ingredients Inc
(e)
2,725 125
$ 25,384
Airlines - 0 .09%
Alaska Air Group Inc
(e)
1,991 101
American Airlines Group Inc
(e)
12,134 161
Delta Air Lines Inc 12,931 852
Southwest Airlines Co 8,187 389
United Airlines Holdings Inc
(e)
6,455 661
$ 2,164
Apparel - 0 .03%
Birkenstock Holding Plc
(e)
803 30
Columbia Sportswear Co 589 33
Crocs Inc
(e)
998 84
PVH Corp 1,033 64
Ralph Lauren Corp 696 246
Tapestry Inc 369 47
Under Armour Inc - Class A
(e)
4,080 25
Under Armour Inc - Class C
(e)
4,038 25
VF Corp 6,963 136
$ 690
Automobile Manufacturers - 0 .12%
Cummins Inc 2,718 1,573
Ford Motor Co 77,511 1,076
Lucid Group Inc
(a),(e)
2,825 31
Rivian Automotive Inc
(e)
15,619 231
$ 2,911
Automobile Parts & Equipment - 1 .15%
Allison Transmission Holdings Inc 1,353 147
Aptiv PLC
(e)
4,294 325
Aurora Innovation Inc
(e)
23,892 100
BorgWarner Inc 381,709 18,097
Gentex Corp 356,589 8,205
Lear Corp 1,021 120
QuantumScape Corp
(e)
9,490 84
$ 27,078
Banks - 2 .69%
Bank of New York Mellon Corp/The 12,820 1,537
Bank OZK 2,244 107
BOK Financial Corp 476 62
Citizens Financial Group Inc 8,519 537
Columbia Banking System Inc 5,848 172
Commerce Bancshares Inc/MO 2,561 135
Cullen/Frost Bankers Inc 1,171 161
East West Bancorp Inc 2,704 309
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Fifth Third Bancorp 17,889 $ 898
First Citizens BancShares Inc/NC 179 370
First Hawaiian Inc 2,444 65
First Horizon Corp 9,989 245
FNB Corp/PA 7,047 124
Huntington Bancshares Inc/OH 1,361,288 23,796
KeyCorp 18,771 404
M&T Bank Corp 12,855 2,848
Northern Trust Corp 3,727 557
Pinnacle Financial Partners Inc 2,968 282
Popular Inc 1,171 156
Prosperity Bancshares Inc 1,785 123
Regions Financial Corp 17,569 501
SOUTHSTATE BANK CORP 1,977 202
State Street Corp 5,529 724
Truist Financial Corp 549,300 28,245
Webster Financial Corp 3,274 215
Western Alliance Bancorp 1,681 150
Wintrust Financial Corp 1,300 192
Zions Bancorp NA 2,860 171
$ 63,288
Beverages - 0 .04%
Boston Beer Co Inc/The
(e)
180 38
Brown-Forman Corp - A Shares 930 26
Brown-Forman Corp - B Shares 2,930 80
Coca-Cola Consolidated Inc 960 146
Constellation Brands Inc 2,815 441
Molson Coors Beverage Co 3,231 155
Primo Brands Corp 5,093 97
$ 983
Biotechnology - 2 .25%
Alnylam Pharmaceuticals Inc
(e)
9,989 3,377
Biogen Inc
(e)
2,894 521
BioMarin Pharmaceutical Inc
(e)
94,965 5,369
Bio-Rad Laboratories Inc
(e)
383 112
Certara Inc
(e)
2,525 22
Corteva Inc 13,568 988
Exelixis Inc
(e)
238,888 9,881
Illumina Inc
(e)
3,045 441
Incyte Corp
(e)
109,345 10,942
Insmed Inc
(e)
14,461 2,268
Ionis Pharmaceuticals Inc
(e)
236 19
Moderna Inc
(e)
7,111 313
Revolution Medicines Inc
(e)
3,431 333
Roivant Sciences Ltd
(e)
7,719 167
Royalty Pharma PLC 276,948 11,543
Sarepta Therapeutics Inc
(e)
196 4
United Therapeutics Corp
(e)
14,415 6,768
Viking Therapeutics Inc
(e)
1,991 58
$ 53,126
Building Materials - 1 .79%
Armstrong World Industries Inc 62,176 11,424
Builders FirstSource Inc
(e)
48,934 5,598
Carlisle Cos Inc 720 245
Carrier Global Corp 372,900 22,217
Eagle Materials Inc 583 119
Fortune Brands Innovations Inc 2,394 129
Hayward Holdings Inc
(e)
4,254 69
James Hardie Industries PLC
(e)
1,110 26
Louisiana-Pacific Corp 1,243 104
Martin Marietta Materials Inc 1,188 775
Masco Corp 4,144 274
Mohawk Industries Inc
(e)
980 116
Owens Corning 1,653 198
Simpson Manufacturing Co Inc 752 133
Trex Co Inc
(e)
2,117 88
Vulcan Materials Co 2,616 786
$ 42,301

Schedule of Investments
MidCap Value Fund I
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 3 .12%
Albemarle Corp 2,325 $ 397
Ashland Inc 966 59
Axalta Coating Systems Ltd
(e)
4,225 142
Celanese Corp 2,169 96
CF Industries Holdings Inc 240,675 22,438
Dow Inc 14,089 388
DuPont de Nemours Inc 187,297 8,226
Eastman Chemical Co 2,269 157
Element Solutions Inc 4,467 130
FMC Corp 2,664 42
Huntsman Corp 3,503 38
International Flavors & Fragrances Inc 5,050 353
LyondellBasell Industries NV 5,050 248
Mosaic Co/The 6,242 172
NewMarket Corp 16,447 11,032
Olin Corp 2,463 51
PPG Industries Inc 4,440 513
Qnity Electronics Inc 4,138 398
RPM International Inc 268,292 28,697
Westlake Corp 713 57
$ 73,634
Commercial Services - 1 .77%
ADT Inc 10,126 81
Affirm Holdings Inc
(e)
2,199 132
API Group Corp
(e)
7,282 303
Aramark 5,207 200
Avis Budget Group Inc
(a),(e)
250 29
Block Inc
(e)
6,685 404
Bright Horizons Family Solutions Inc
(e)
29,959 2,775
Cintas Corp 20,330 3,891
Clarivate PLC
(a),(e)
7,432 20
Equifax Inc 1,998 402
Euronet Worldwide Inc
(e)
838 61
FTI Consulting Inc
(e)
117,489 20,522
Global Payments Inc 4,780 343
Grand Canyon Education Inc
(e)
57,363 9,971
H&R Block Inc 2,089 82
ManpowerGroup Inc 983 36
MarketAxess Holdings Inc 713 121
Morningstar Inc 158 32
NIQ Global Intelligence Plc
(a),(e)
300 5
Paylocity Holding Corp
(e)
47 6
Quanta Services Inc 657 312
Robert Half Inc 2,108 73
Service Corp International/US 2,714 218
TransUnion 3,861 305
U-Haul Holding Co
(e)
86 5
U-Haul Holding Co 1,337 69
United Rentals Inc 1,258 984
Valvoline Inc
(e)
183 6
Verisk Analytics Inc 1,102 240
WEX Inc
(e)
618 95
WillScot Holdings Corp 2,828 57
$ 41,780
Computers - 1 .91%
Amdocs Ltd 2,127 174
Amentum Holdings Inc
(e)
3,260 117
CACI International Inc
(e)
21,430 13,299
Check Point Software Technologies Ltd
(e)
108,000 19,387
Cognizant Technology Solutions Corp 9,597 788
Crane NXT Co 1,043 53
DXC Technology Co
(e)
3,700 53
EPAM Systems Inc
(e)
1,048 219
Figure Technology Solutions Inc
(a),(e)
613 35
Genpact Ltd 3,144 139
Globant SA
(e)
832 56
Hewlett Packard Enterprise Co 26,051 561
HP Inc 251,287 4,885
KBR Inc 2,306 99
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Kyndryl Holdings Inc
(e)
4,280 $ 98
Leidos Holdings Inc 2,523 475
Lumentum Holdings Inc
(e)
1,285 503
NetApp Inc 2,379 229
Okta Inc
(e)
2,002 169
Parsons Corp
(e)
1,046 73
Pure Storage Inc
(e)
950 66
Rubrik Inc
(e)
1,066 60
SailPoint Inc
(e)
1,282 20
Sandisk Corp/DE
(e)
2,666 1,536
Science Applications International Corp 910 93
Super Micro Computer Inc
(e)
5,477 159
Western Digital Corp 6,739 1,686
$ 45,032
Consumer Products - 0 .04%
Avery Dennison Corp 1,508 280
Church & Dwight Co Inc 4,767 459
Clorox Co/The 2,415 272
Reynolds Consumer Products Inc 1,162 27
$ 1,038
Cosmetics & Personal Care - 1 .04%
Coty Inc
(e)
7,364 24
elf Beauty Inc
(e)
1,086 92
Estee Lauder Cos Inc/The 205,634 23,705
Kenvue Inc 37,775 657
Perrigo Co PLC 2,924 42
$ 24,520
Distribution & Wholesale - 0 .07%
Core & Main Inc
(e)
1,580 84
Fastenal Co 4,018 174
Fermi Inc
(a),(e)
451 4
LKQ Corp 5,117 168
Pool Corp 525 134
RB Global Inc 3,444 391
SiteOne Landscape Supply Inc
(e)
594 85
Watsco Inc 683 264
WESCO International Inc 948 275
WW Grainger Inc 126 136
$ 1,715
Diversified Financial Services - 3 .46%
Affiliated Managers Group Inc 20,531 6,428
Air Lease Corp 2,057 133
Ally Financial Inc 60,926 2,576
Ameriprise Financial Inc 175 92
Cboe Global Markets Inc 19,680 5,216
Circle Internet Group Inc
(e)
880 56
Coinbase Global Inc
(e)
3,966 772
Credit Acceptance Corp
(a),(e)
84 42
Evercore Inc - Class A 7,680 2,713
Franklin Resources Inc 6,077 162
Freedom Holding Corp/NV
(a),(e)
34 4
Hamilton Lane Inc 317 45
Houlihan Lokey Inc 655 110
Invesco Ltd 7,209 197
Janus Henderson Group PLC 2,446 118
Jefferies Financial Group Inc 2,288 140
Lazard Inc 1,471 79
Nasdaq Inc 8,986 871
OneMain Holdings Inc 2,353 154
Raymond James Financial Inc 242,077 40,151
Rocket Cos Inc 18,707 335
SEI Investments Co 30,648 2,693
SLM Corp 3,461 94
SoFi Technologies Inc
(e)
20,785 474
Stifel Financial Corp 28,040 3,458
Synchrony Financial 7,142 519
T Rowe Price Group Inc 4,280 452
TPG Inc 103 6
Tradeweb Markets Inc 2,101 217

Schedule of Investments
MidCap Value Fund I
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
UWM Holdings Corp 3,281 $ 16
Virtu Financial Inc 202,104 8,389
Voya Financial Inc 1,897 145
Western Union Co/The 6,298 59
XP Inc 233,872 4,563
$ 81,479
Electric - 4 .63%
AES Corp/The 14,110 207
Alliant Energy Corp 566,664 37,349
Ameren Corp 5,321 550
Brookfield Renewable Corp 2,840 118
CenterPoint Energy Inc 12,969 515
Clearway Energy Inc - Class A 724 25
Clearway Energy Inc - Class C 1,746 63
CMS Energy Corp 389,901 27,874
Consolidated Edison Inc 95,026 10,132
DTE Energy Co 4,109 552
Edison International 198,701 12,375
Entergy Corp 8,865 850
Evergy Inc 4,562 350
Eversource Energy 7,369 509
Exelon Corp 75,746 3,392
FirstEnergy Corp 10,908 516
IDACORP Inc 1,059 141
NRG Energy Inc 17,154 2,618
OGE Energy Corp 3,947 172
PG&E Corp 43,588 672
Pinnacle West Capital Corp 26,111 2,443
PPL Corp 14,660 531
Public Service Enterprise Group Inc 9,894 815
Talen Energy Corp
(e)
889 310
WEC Energy Group Inc 46,488 5,145
Xcel Energy Inc 11,714 891
$ 109,115
Electrical Components & Equipment - 0 .07%
Acuity Inc 603 186
AMETEK Inc 4,544 1,018
Generac Holdings Inc
(e)
1,126 189
Littelfuse Inc 480 155
Universal Display Corp 868 100
$ 1,648
Electronics - 4 .71%
Allegion plc 1,699 281
Arrow Electronics Inc
(e)
1,013 134
Avnet Inc 1,602 100
Coherent Corp
(e)
3,079 653
Flex Ltd
(e)
56,426 3,557
Fortive Corp 6,294 332
Garmin Ltd 3,226 651
Hubbell Inc 49,852 24,325
Ingram Micro Holding Corp
(a)
258 5
Jabil Inc 19,604 4,650
Keysight Technologies Inc
(e)
174,569 37,765
Mettler-Toledo International Inc
(e)
403 553
nVent Electric PLC 3,154 354
Ralliant Corp 70,785 3,750
Sensata Technologies Holding PLC 3,053 106
TD SYNNEX Corp 68,658 10,894
Trimble Inc
(e)
330,691 22,355
Vontier Corp 2,885 108
Woodward Inc 1,180 375
$ 110,948
Energy - Alternate Sources - 0 .48%
First Solar Inc
(e)
50,309 11,346
Engineering & Construction - 1 .43%
AECOM 33,541 3,234
EMCOR Group Inc 11,297 8,142
Everus Construction Group Inc
(e)
1,009 89
Jacobs Solutions Inc 2,339 316
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
MasTec Inc
(e)
965 $ 232
TopBuild Corp
(e)
46,316 21,679
$ 33,692
Entertainment - 0 .03%
Caesars Entertainment Inc
(e)
4,278 89
Churchill Downs Inc 211 21
Flutter Entertainment PLC
(e)
539 89
Liberty Live Holdings Inc - A Shares
(e)
447 36
Liberty Live Holdings Inc - C Shares
(e)
908 75
Madison Square Garden Sports Corp
(e)
319 90
Penn Entertainment Inc
(e)
3,097 40
TKO Group Holdings Inc 772 156
Vail Resorts Inc 150 20
$ 616
Environmental Control - 0 .74%
Clean Harbors Inc
(e)
994 258
Pentair PLC 3,240 341
Republic Services Inc 76,700 16,497
Tetra Tech Inc 4,266 161
Veralto Corp 2,844 282
$ 17,539
Food - 2 .67%
Albertsons Cos Inc 7,845 131
Campbell's Company/The 4,076 114
Conagra Brands Inc 9,449 175
Flowers Foods Inc 4,007 46
General Mills Inc 10,590 490
Hershey Co/The 2,534 493
Hormel Foods Corp 5,713 141
Ingredion Inc 1,259 149
J M Smucker Co/The 2,048 215
Kraft Heinz Co/The 16,984 403
Kroger Co/The 68,584 4,310
Lamb Weston Holdings Inc 2,643 121
McCormick & Co Inc/MD 4,992 309
Performance Food Group Co
(e)
239,446 22,855
Pilgrim's Pride Corp 939 41
Post Holdings Inc
(e)
1,025 105
Seaboard Corp 5 25
Smithfield Foods Inc 970 23
Sysco Corp 4,426 371
Tyson Foods Inc 5,524 361
US Foods Holding Corp
(e)
383,247 32,047
$ 62,925
Forest Products & Paper - 0 .02%
International Paper Co 10,412 420
Gas - 0 .06%
Atmos Energy Corp 3,167 527
MDU Resources Group Inc 4,024 83
National Fuel Gas Co 1,762 148
NiSource Inc 9,471 419
UGI Corp 4,226 169
$ 1,346
Hand & Machine Tools - 1 .37%
Lincoln Electric Holdings Inc 119,258 31,645
MSA Safety Inc 726 128
Snap-on Inc 1,008 369
Stanley Black & Decker Inc 3,059 241
$ 32,383
Healthcare - Products - 2 .15%
Agilent Technologies Inc 5,647 756
Align Technology Inc
(e)
1,351 220
Avantor Inc
(e)
13,107 143
Baxter International Inc 10,174 204
Bio-Techne Corp 3,058 196
Bruker Corp 2,043 91
Caris Life Sciences Inc
(e)
143 3
Cooper Cos Inc/The
(e)
3,921 319

Schedule of Investments
MidCap Value Fund I
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
DENTSPLY SIRONA Inc 4,274 $ 53
Envista Holdings Corp
(e)
3,232 76
Exact Sciences Corp
(e)
3,485 357
GE HealthCare Technologies Inc 9,065 716
Globus Medical Inc
(e)
29,376 2,664
Hologic Inc
(e)
323,688 24,254
QIAGEN NV 3,977 213
Repligen Corp
(e)
906 135
ResMed Inc 2,205 570
Revvity Inc 145,797 15,863
Solventum Corp
(e)
2,923 225
STERIS PLC 1,941 510
Teleflex Inc 934 97
Waters Corp
(e)
562 208
West Pharmaceutical Services Inc 10,730 2,480
Zimmer Biomet Holdings Inc 3,924 342
$ 50,695
Healthcare - Services - 5 .46%
Acadia Healthcare Co Inc
(e)
2,066 28
Centene Corp
(e)
9,747 422
Charles River Laboratories International Inc
(e)
958 202
Chemed Corp 243 104
Encompass Health Corp 42,624 4,029
Humana Inc 2,379 464
IQVIA Holdings Inc
(e)
122,648 28,228
Labcorp Holdings Inc 136,454 37,050
Molina Healthcare Inc
(e)
118,955 21,363
Quest Diagnostics Inc 135,805 25,399
Sotera Health Co
(e)
3,959 72
Tenet Healthcare Corp
(e)
1,721 326
Universal Health Services Inc 54,618 10,992
$ 128,679
Home Builders - 0 .23%
DR Horton Inc 24,847 3,698
Lennar Corp - A Shares 4,066 445
Lennar Corp - B Shares 204 21
NVR Inc
(e)
54 412
PulteGroup Inc 3,850 482
Thor Industries Inc 997 111
Toll Brothers Inc 1,907 275
$ 5,444
Home Furnishings - 0 .01%
Dolby Laboratories Inc 1,199 77
SharkNinja Inc
(e)
1,359 161
Whirlpool Corp
(a)
1,132 90
$ 328
Housewares - 0 .00%
Newell Brands Inc 9,425 40
Scotts Miracle-Gro Co/The 931 60
$ 100
Insurance - 5 .89%
Allstate Corp/The 26,982 5,369
American Financial Group Inc/OH 189,903 24,739
Arch Capital Group Ltd
(e)
7,076 680
Assurant Inc 997 237
Assured Guaranty Ltd 881 75
Axis Capital Holdings Ltd 1,482 153
Brighthouse Financial Inc
(e)
1,133 73
Brown & Brown Inc 5,120 369
Cincinnati Financial Corp 3,048 490
CNA Financial Corp 456 22
Corebridge Financial Inc 5,227 161
Everest Group Ltd 705 233
Fidelity National Financial Inc 204,520 11,124
First American Financial Corp 68,088 4,302
Globe Life Inc 1,573 221
Hanover Insurance Group Inc/The 17,846 3,108
Hartford Insurance Group Inc/The 243,369 32,869
Kemper Corp 1,305 51
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Lincoln National Corp 3,332 $ 139
Loews Corp 3,345 353
Markel Group Inc
(e)
196 400
MGIC Investment Corp 4,360 117
Old Republic International Corp 535,795 20,987
Primerica Inc 637 168
Prudential Financial Inc 6,948 772
Reinsurance Group of America Inc 1,300 264
RenaissanceRe Holdings Ltd 10,690 3,011
RLI Corp 1,626 95
Unum Group 3,338 254
W R Berkley Corp 41,493 2,845
White Mountains Insurance Group Ltd 51 104
Willis Towers Watson PLC 79,177 25,136
$ 138,921
Internet - 2 .18%
CDW Corp/DE 67,406 8,520
eBay Inc 8,968 818
Etsy Inc
(e)
891 47
Expedia Group Inc 75,500 19,996
F5 Inc
(e)
1,127 311
Gen Digital Inc 9,726 233
IAC Inc
(e)
1,442 53
Lyft Inc
(e)
604,900 10,205
Maplebear Inc
(e)
176,890 6,573
Match Group Inc 4,813 150
Pinterest Inc
(e)
100,439 2,223
Robinhood Markets Inc
(e)
12,685 1,262
Roku Inc
(e)
2,216 211
Trump Media & Technology Group Corp
(e)
1,577 20
VeriSign Inc 1,643 401
Wayfair Inc
(e)
1,586 164
Zillow Group Inc - A Shares
(e)
1,032 64
Zillow Group Inc - C Shares
(e)
3,269 206
$ 51,457
Iron & Steel - 1 .07%
Carpenter Technology Corp 778 247
Cleveland-Cliffs Inc
(e)
11,055 152
Nucor Corp 4,554 810
Reliance Inc 1,024 338
Steel Dynamics Inc 132,052 23,712
$ 25,259
Leisure Products & Services - 0 .65%
Amer Sports Inc
(e)
115,387 4,227
Brunswick Corp/DE 1,292 104
Carnival Corp 360,186 10,812
Harley-Davidson Inc 2,335 46
Norwegian Cruise Line Holdings Ltd
(e)
939 21
YETI Holdings Inc
(e)
1,606 73
$ 15,283
Lodging - 0 .53%
Boyd Gaming Corp 1,091 92
Choice Hotels International Inc 425 44
Hilton Worldwide Holdings Inc 39,800 11,881
Hyatt Hotels Corp 796 124
MGM Resorts International
(e)
4,024 135
Travel + Leisure Co 881 61
Wyndham Hotels & Resorts Inc 97 7
Wynn Resorts Ltd 1,508 162
$ 12,506
Machinery - Construction & Mining - 0 .02%
BWX Technologies Inc 1,483 305
Oshkosh Corp 1,232 177
$ 482
Machinery - Diversified - 3 .91%
AGCO Corp 141,921 16,095
Applied Industrial Technologies Inc 733 191
CNH Industrial NV 17,417 187

Schedule of Investments
MidCap Value Fund I
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Cognex Corp 94,792 $ 3,672
Crane Co 966 176
Dover Corp 2,684 541
Esab Corp 1,115 135
Flowserve Corp 24,342 1,903
Gates Industrial Corp PLC
(e)
5,025 116
Graco Inc 3,285 287
IDEX Corp 39,393 7,821
Ingersoll Rand Inc 7,893 680
Middleby Corp/The
(e)
940 138
Nordson Corp 1,047 287
Otis Worldwide Corp 7,747 662
Regal Rexnord Corp 109,302 17,652
Rockwell Automation Inc 14,166 5,973
Toro Co/The 66,939 6,125
Westinghouse Air Brake Technologies Corp 3,361 774
Xylem Inc/NY 207,825 28,653
$ 92,068
Media - 0 .50%
Charter Communications Inc
(e)
1,654 341
FactSet Research Systems Inc 682 173
Fox Corp - A Shares 4,091 298
Fox Corp - B Shares 2,940 193
Liberty Broadband Corp - A Shares
(e)
282 14
Liberty Broadband Corp - C Shares
(e)
1,777 85
Liberty Global Ltd - A Shares
(e)
3,591 40
Liberty Global Ltd - C Shares
(e)
234,026 2,593
Liberty Media Corp-Liberty Formula One - A
Shares
(e)
356 28
Liberty Media Corp-Liberty Formula One - C
Shares
(e)
2,863 249
New York Times Co/The 80,966 5,936
News Corp - A Shares 7,503 203
News Corp - B Shares
(a)
2,499 78
Nexstar Media Group Inc 511 108
Sirius XM Holdings Inc 3,766 77
Warner Bros Discovery Inc
(e)
46,229 1,273
$ 11,689
Metal Fabrication & Hardware - 0 .64%
Advanced Drainage Systems Inc 1,391 211
Mueller Industries Inc 105,852 14,411
RBC Bearings Inc
(e)
481 240
Timken Co/The 1,229 115
Valmont Industries Inc 377 168
$ 15,145
Mining - 1 .83%
Alcoa Corp 5,084 289
Anglogold Ashanti Plc 139,432 12,949
Franco-Nevada Corp 70,200 16,452
MP Materials Corp
(e)
2,564 151
Royal Gold Inc 50,304 13,245
$ 43,086
Miscellaneous Manufacturers - 0 .35%
A O Smith Corp 2,233 164
Donaldson Co Inc 2,275 232
Entegris Inc 2,479 293
ITT Inc 1,657 302
Teledyne Technologies Inc
(e)
921 571
Textron Inc 75,390 6,639
$ 8,201
Office & Business Equipment - 0 .54%
Zebra Technologies Corp
(e)
53,791 12,640
Oil & Gas - 5 .52%
Antero Resources Corp
(e)
5,721 208
APA Corp 7,019 185
Chord Energy Corp 130,631 13,094
Coterra Energy Inc 904,759 26,103
Devon Energy Corp 660,687 26,566
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Diamondback Energy Inc 3,722 $ 610
EQT Corp 12,304 710
Expand Energy Corp 176,706 19,864
HF Sinclair Corp 209,704 10,903
Marathon Petroleum Corp 34,004 5,991
Matador Resources Co 2,316 105
Occidental Petroleum Corp 13,967 634
Ovintiv Inc 5,053 220
Permian Resources Corp 14,128 228
Phillips 66 68,118 9,779
Range Resources Corp 4,650 176
Valero Energy Corp 79,256 14,379
Viper Energy Inc 3,305 140
Weatherford International PLC 1,395 131
$ 130,026
Oil & Gas Services - 1 .82%
Baker Hughes Co 339,600 19,031
Halliburton Co 16,674 559
NOV Inc 7,204 132
SLB Ltd 212,400 10,276
TechnipFMC PLC 229,746 12,802
$ 42,800
Packaging & Containers - 2 .48%
Amcor PLC 9,176 406
AptarGroup Inc 161,589 20,190
Ball Corp 5,401 307
Crown Holdings Inc 9,487 993
Graphic Packaging Holding Co 5,801 85
Packaging Corp of America 160,944 35,818
Sealed Air Corp 2,865 120
Silgan Holdings Inc
(a)
1,752 76
Smurfit WestRock PLC 10,351 431
Sonoco Products Co 1,953 94
$ 58,520
Pharmaceuticals - 0 .21%
BellRing Brands Inc
(e)
2,492 62
Cardinal Health Inc 2,349 505
Elanco Animal Health Inc
(e)
9,771 235
Henry Schein Inc
(e)
2,070 156
Jazz Pharmaceuticals PLC
(e)
1,149 189
Neurocrine Biosciences Inc
(e)
24,921 3,391
Organon & Co 5,152 44
Viatris Inc 22,944 300
$ 4,882
Pipelines - 0 .13%
Antero Midstream Corp 6,573 124
Cheniere Energy Inc 2,320 491
DT Midstream Inc 2,003 252
Kinder Morgan Inc 38,592 1,177
ONEOK Inc 12,391 981
$ 3,025
Private Equity - 0 .01%
Carlyle Group Inc/The 5,144 302
Real Estate - 0 .07%
CBRE Group Inc
(e)
5,241 893
CoStar Group Inc
(e)
7,247 446
Howard Hughes Holdings Inc
(e)
666 54
Jones Lang LaSalle Inc
(e)
676 242
$ 1,635
REITs - 5 .62%
AGNC Investment Corp 21,281 243
Agree Realty Corp 2,235 161
Alexandria Real Estate Equities Inc 3,384 185
American Homes 4 Rent 6,759 212
Americold Realty Trust Inc 6,087 76
Annaly Capital Management Inc 13,573 312
AvalonBay Communities Inc 2,799 497
Brixmor Property Group Inc 6,079 163

Schedule of Investments
MidCap Value Fund I
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
BXP Inc 3,133 $ 203
Camden Property Trust 185,097 20,185
Cousins Properties Inc 3,310 84
Crown Castle Inc 8,609 747
CubeSmart 4,455 167
Digital Realty Trust Inc 6,818 1,132
EastGroup Properties Inc 1,041 189
EPR Properties 1,591 86
Equity LifeStyle Properties Inc 380,487 24,035
Equity Residential 7,503 468
Essex Property Trust Inc 1,250 315
Extra Space Storage Inc 4,176 576
Federal Realty Investment Trust 1,678 170
First Industrial Realty Trust Inc 2,530 147
Gaming and Leisure Properties Inc 5,376 241
Healthcare Realty Trust Inc 309,565 5,197
Healthpeak Properties Inc 13,796 238
Highwoods Properties Inc 2,144 55
Host Hotels & Resorts Inc 13,641 253
Invitation Homes Inc 12,175 325
Iron Mountain Inc 5,783 533
Kilroy Realty Corp 2,436 84
Kimco Realty Corp 13,298 280
Lamar Advertising Co 218,100 27,984
Lineage Inc 1,507 54
Medical Properties Trust Inc 10,732 54
Mid-America Apartment Communities Inc 2,293 308
Millrose Properties Inc 86,294 2,572
National Storage Affiliates Trust 1,511 48
NNN REIT Inc 663,164 27,634
Omega Healthcare Investors Inc 5,850 257
Park Hotels & Resorts Inc 4,216 46
Rayonier Inc 5,890 134
Realty Income Corp 18,144 1,110
Regency Centers Corp 3,565 260
Rexford Industrial Realty Inc 4,655 189
Rithm Capital Corp 10,978 120
SBA Communications Corp 2,125 391
Simon Property Group Inc 18,888 3,613
STAG Industrial Inc 3,686 138
Starwood Property Trust Inc 6,756 121
Sun Communities Inc 1,961 250
UDR Inc 6,174 229
Ventas Inc 9,293 722
VICI Properties Inc 284,763 7,996
Vornado Realty Trust 3,456 110
Weyerhaeuser Co 14,433 372
WP Carey Inc 4,260 297
$ 132,568
Retail - 7 .41%
AutoNation Inc
(e)
520 107
AutoZone Inc
(e)
6,195 22,948
Bath & Body Works Inc 4,088 89
Best Buy Co Inc 3,814 248
BJ's Wholesale Club Holdings Inc
(e)
2,198 203
CarMax Inc
(e)
2,903 129
Casey's General Stores Inc 37,723 22,879
Darden Restaurants Inc 125 25
Dick's Sporting Goods Inc 1,248 252
Dillard's Inc
(a)
67 41
Dollar General Corp 103,758 14,881
Dollar Tree Inc
(e)
3,821 449
Domino's Pizza Inc 423 174
Ferguson Enterprises Inc 3,544 895
Five Below Inc
(e)
34,057 6,527
Floor & Decor Holdings Inc
(e)
1,475 97
Freshpet Inc
(e)
740 52
GameStop Corp
(e)
8,109 194
Gap Inc/The 4,557 127
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Genuine Parts Co 2,744 $ 381
Lithia Motors Inc 413 134
Lowe's Cos Inc 107,100 28,602
Lululemon Athletica Inc
(e)
863 151
Macy's Inc 5,332 107
MSC Industrial Direct Co Inc 872 74
Ollie's Bargain Outlet Holdings Inc
(e)
1,192 131
Penske Automotive Group Inc 114,493 17,952
QXO Inc
(e)
12,155 270
Restaurant Brands International Inc 39,517 2,647
RH
(e)
273 54
Ross Stores Inc 5,048 952
Texas Roadhouse Inc 111,000 19,964
Tractor Supply Co 276,500 14,068
Ulta Beauty Inc
(e)
670 434
Wendy's Co/The 1,945 15
Williams-Sonoma Inc 87,493 17,906
Yum! Brands Inc 3,653 568
$ 174,727
Savings & Loans - 0 .00%
TFS Financial Corp 1,119 16
Semiconductors - 2 .51%
Allegro MicroSystems Inc
(e)
2,441 90
Amkor Technology Inc 2,336 113
Cirrus Logic Inc
(e)
1,003 131
GLOBALFOUNDRIES Inc
(e)
2,038 86
IPG Photonics Corp
(e)
531 49
Lattice Semiconductor Corp
(e)
435 35
MACOM Technology Solutions Holdings Inc
(e)
934 205
Microchip Technology Inc 394,586 29,957
MKS Inc 114,325 26,913
ON Semiconductor Corp
(e)
8,110 486
Onto Innovation Inc
(e)
748 151
Qorvo Inc
(e)
1,653 129
Skyworks Solutions Inc 2,951 164
Teradyne Inc 3,085 744
$ 59,253
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 765 322
Software - 1 .11%
Akamai Technologies Inc
(e)
198,394 19,274
BILL Holdings Inc
(e)
1,597 69
Broadridge Financial Solutions Inc 231 46
Bullish
(a),(e)
599 18
CCC Intelligent Solutions Holdings Inc
(e)
11,913 90
Concentrix Corp 951 36
Dayforce Inc
(e)
2,752 191
Docusign Inc
(e)
1,053 55
DoubleVerify Holdings Inc
(e)
1,591 17
Dropbox Inc - A Shares
(e)
2,885 73
Electronic Arts Inc 4,980 1,016
Fair Isaac Corp
(e)
81 119
Fidelity National Information Services Inc 10,431 576
Jack Henry & Associates Inc 1,434 257
MongoDB Inc
(e)
1,405 522
MSCI Inc 732 446
nCino Inc
(e)
1,967 42
Nutanix Inc
(e)
3,870 152
Paychex Inc 4,392 453
Paycom Software Inc 461 62
Pegasystems Inc 1,272 56
PTC Inc
(e)
2,086 326
SentinelOne Inc
(e)
1,730 24
SS&C Technologies Holdings Inc 4,154 340
Take-Two Interactive Software Inc
(e)
2,384 525
Teradata Corp
(e)
1,551 44
Twilio Inc
(e)
2,319 279
Tyler Technologies Inc
(e)
146 54
UiPath Inc
(e)
7,980 100

Schedule of Investments
MidCap Value Fund I
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Unity Software Inc
(e)
6,015 $ 175
Veeva Systems Inc
(e)
586 119
Zoom Communications Inc
(e)
5,283 487
ZoomInfo Technologies Inc
(e)
5,692 46
$ 26,089
Telecommunications - 0 .97%
AST SpaceMobile Inc
(e)
360 40
Ciena Corp
(e)
2,783 701
Corning Inc 138,015 14,250
GCI Liberty Inc - Class A
(e)
65 2
GCI Liberty Inc - Class C
(e)
543 20
Iridium Communications Inc 1,946 39
Millicom International Cellular SA 126,908 7,745
$ 22,797
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 2,614 234
Mattel Inc
(e)
6,137 128
$ 362
Transportation - 2 .93%
CH Robinson Worldwide Inc 22,076 4,304
CSX Corp 728,300 27,501
Expeditors International of Washington Inc 2,677 430
GXO Logistics Inc
(e)
2,195 124
JB Hunt Transport Services Inc 1,522 309
Kirby Corp
(e)
1,087 128
Knight-Swift Transportation Holdings Inc 423,709 23,346
Landstar System Inc 78,074 11,661
Old Dominion Freight Line Inc 3,470 601
Ryder System Inc 771 147
Saia Inc
(e)
523 175
Schneider National Inc 987 27
XPO Inc
(a),(e)
1,798 266
$ 69,019
Water - 1 .24%
American Water Works Co Inc 225,316 29,095
Essential Utilities Inc 5,558 216
$ 29,311
TOTAL COMMON STOCKS $ 2,296,465
Total Investments $ 2,358,516
Other Assets and Liabilities -  (0.04)% (839)
TOTAL NET ASSETS - 100.00% $ 2,357,677
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,310 or 0.14% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,407 or
0.14% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.59% $ 77,539 $ 266,477 $ 287,216 $ 56,800
$ 77,539 $ 266,477 $ 287,216 $ 56,800
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.59% $ 584 $ — $ — $ —
$ 584 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2026 Long 23 $ 7,929 $ (106)
Total $ (106)
Amounts in thousands except contracts.

Schedule of Investments
Overseas Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .20 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .37%
iShares MSCI EAFE Value ETF 88,500 $ 6,668
Money Market Funds - 0 .83%
BlackRock Liquidity FedFund - Institutional Class
3.58%
(a),(b)
147,668 147
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(c)
14,897,917 14,898
$ 15,045
TOTAL INVESTMENT COMPANIES $ 21,713
COMMON STOCKS - 97 .60 % Shares Held Value (000's)
Advertising - 0 .02%
Publicis Groupe SA 4,055 $ 405
Aerospace & Defense - 2 .13%
Melrose Industries PLC 257,345 2,213
QinetiQ Group PLC 1,082,803 7,460
Rolls-Royce Holdings PLC 1,052,773 17,599
Thales SA 36,943 11,309
$ 38,581
Agriculture - 0 .73%
British American Tobacco PLC 183,142 11,064
Imperial Brands PLC 13,464 567
Japan Tobacco Inc 21,100 763
KT&G Corp 6,717 718
Wilmar International Ltd 33,900 91
$ 13,203
Airlines - 0 .02%
ANA Holdings Inc 1,100 21
Deutsche Lufthansa AG 10,622 110
Japan Airlines Co Ltd 1,000 19
Singapore Airlines Ltd
(d)
27,300 136
$ 286
Apparel - 2 .15%
Kering SA 105,994 33,089
LVMH Moet Hennessy Louis Vuitton SE 8,938 5,769
$ 38,858
Automobile Manufacturers - 0 .70%
Bayerische Motoren Werke AG 4,936 508
Daimler Truck Holding AG 95,091 4,605
Honda Motor Co Ltd 65,000 654
Isuzu Motors Ltd 9,500 153
Mercedes-Benz Group AG 12,704 868
Renault SA 2,197 83
Stellantis NV 35,714 350
Subaru Corp 10,400 223
Suzuki Motor Corp 27,400 374
Toyota Motor Corp 166,950 3,784
Volvo AB - B Shares 27,952 1,016
$ 12,618
Automobile Parts & Equipment - 1 .34%
Aisin Corp 8,600 154
Aumovio SE
(e)
247,307 11,867
Bridgestone Corp 20,100 453
Cie Generale des Etablissements Michelin SCA 11,878 441
Continental AG 138,239 10,878
Denso Corp 30,500 423
$ 24,216
Banks - 17 .23%
ABN AMRO Bank NV
(f)
378,939 13,962
AIB Group PLC 37,849 423
ANZ Group Holdings Ltd 710,350 18,071
Banca Mediolanum SpA 3,960 93
Banca Monte dei Paschi di Siena SpA 34,982 363
Banco Bilbao Vizcaya Argentaria SA 101,382 2,573
Banco BPM SpA 20,128 302
Banco Comercial Portugues SA 86,342 93
Banco de Sabadell SA 88,994 349
Banco Santander SA 261,841 3,343
Bank Hapoalim BM 22,145 547
Bank Leumi Le-Israel BM 26,195 630
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Bank Mandiri Persero Tbk PT 42,585,700 $ 12,254
Bank of Ireland Group PLC 16,784 341
Bank of Nova Scotia/The 175,700 13,136
Bankinter SA 11,942 204
Banque Cantonale Vaudoise 580 79
Barclays PLC 5,650,672 37,713
BNP Paribas SA 385,401 41,675
BOC Hong Kong Holdings Ltd 64,800 341
BPER Banca SPA 25,902 365
CaixaBank SA 68,550 905
Chiba Bank Ltd/The 9,800 133
Commerzbank AG 4,513 186
Commonwealth Bank of Australia 10,302 1,066
Credit Agricole SA 18,761 406
Danske Bank A/S 11,752 599
DBS Group Holdings Ltd 13,000 604
Deutsche Bank AG 227,176 8,964
DNB Bank ASA 15,707 450
Erste Group Bank AG 5,417 704
Eurobank SA 807,756 3,948
FinecoBank Banca Fineco SpA 10,758 285
Grupo Financiero Banorte SAB de CV 1,438,400 16,216
HSBC Holdings PLC 303,277 5,350
ING Groep NV 289,983 8,552
Intesa Sanpaolo SpA 250,538 1,774
Israel Discount Bank Ltd 21,711 256
Japan Post Bank Co Ltd 31,400 558
KBC Group NV 4,067 573
Lloyds Banking Group PLC 676,885 1,011
Mitsubishi UFJ Financial Group Inc 201,800 3,655
Mizrahi Tefahot Bank Ltd 2,764 216
Mizuho Financial Group Inc 43,800 1,902
National Australia Bank Ltd 53,882 1,619
NatWest Group PLC 953,222 8,688
Nordea Bank Abp 718,800 13,887
Oversea-Chinese Banking Corp Ltd 59,600 995
Raiffeisen Bank International AG 1,632 82
Resona Holdings Inc 18,000 210
Shinhan Financial Group Co Ltd 104,775 6,123
Skandinaviska Enskilda Banken AB 26,632 572
Societe Generale SA 142,868 12,519
Standard Chartered PLC 963,749 24,659
Sumitomo Mitsui Financial Group Inc 244,900 8,618
Sumitomo Mitsui Trust Group Inc 11,114 371
Svenska Handelsbanken AB 25,836 407
Swedbank AB 14,966 582
UniCredit SpA 176,701 15,399
United Overseas Bank Ltd 337,300 10,166
Westpac Banking Corp 60,168 1,617
Yokohama Financial Group Inc 18,000 164
$ 311,848
Beverages - 3 .31%
Anheuser-Busch InBev SA/NV 186,562 13,429
Asahi Group Holdings Ltd 26,400 276
Carlsberg AS 110,656 15,044
Davide Campari-Milano NV 11,754 84
Diageo PLC 691,835 15,919
Heineken Holding NV 2,298 171
Heineken NV 173,636 14,334
JDE Peet's NV 3,027 114
Kirin Holdings Co Ltd 6,600 103
Pernod Ricard SA 3,576 320
Suntory Beverage & Food Ltd 2,600 82
$ 59,876
Biotechnology - 0 .00%
Financiere de Tubize SA 247 63

Schedule of Investments
Overseas Fund
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials - 2 .12%
AGC Inc 3,300 $ 122
Buzzi SpA 1,471 84
Cie de Saint-Gobain SA 195,510 19,298
Geberit AG 208 159
Holcim AG
(e)
8,976 925
Sika AG 1,340 257
Svenska Cellulosa AB SCA 10,758 134
TOTO Ltd 552,100 17,352
$ 38,331
Chemicals - 2 .26%
Akzo Nobel NV 314,284 22,018
Arkema SA 144,235 8,686
Asahi Kasei Corp 22,500 218
BASF SE 15,701 851
Brenntag SE 2,158 131
DSM-Firmenich AG 3,038 240
EMS-Chemie Holding AG 86 67
Evonik Industries AG 4,928 76
Givaudan SA 57 220
Mitsubishi Chemical Group Corp 22,500 149
Nitto Denko Corp 5,900 131
Syensqo SA 91,922 7,737
Toray Industries Inc 24,400 180
Yara International ASA 2,934 135
$ 40,839
Commercial Services - 0 .81%
Dai Nippon Printing Co Ltd 6,800 122
Edenred SE 4,217 88
Intertek Group PLC 1,355 83
Nexi SpA
(f)
10,649 45
Randstad NV 2,088 75
RELX PLC 374,484 13,376
Rentokil Initial PLC 28,874 179
Secom Co Ltd 6,900 253
Securitas AB 8,710 144
SGS SA 1,892 228
TOPPAN Holdings Inc 4,200 130
$ 14,723
Computers - 1 .59%
Capgemini SE 182,417 28,344
Fujitsu Ltd 10,800 300
Logitech International SA 940 81
Otsuka Corp 4,200 83
$ 28,808
Consumer Products - 1 .34%
Henkel AG & Co KGaA 1,842 152
Reckitt Benckiser Group PLC 289,219 24,129
$ 24,281
Cosmetics & Personal Care - 0 .17%
Essity AB 10,604 314
Haleon PLC 156,659 819
Kao Corp 8,100 324
Unilever PLC 24,918 1,695
$ 3,152
Distribution & Wholesale - 0 .29%
Bunzl PLC 5,805 163
Marubeni Corp 24,800 822
Mitsubishi Corp 56,700 1,506
Mitsui & Co Ltd 43,500 1,421
Rexel SA 3,972 167
Sumitomo Corp 19,100 776
Toyota Tsusho Corp 12,200 444
$ 5,299
Diversified Financial Services - 3 .05%
AerCap Holdings NV 3,126 449
Amundi SA
(f)
1,092 97
Azimut Holding SpA 373,037 15,759
Daiwa Securities Group Inc 23,400 228
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Euronext NV
(f)
670 $ 94
Japan Exchange Group Inc 17,200 188
Julius Baer Group Ltd 252,915 21,126
Mitsubishi HC Capital Inc 15,500 135
Nomura Holdings Inc 53,100 481
ORIX Corp 20,400 622
SBI Holdings Inc 9,700 219
Schroders PLC 12,774 79
St James's Place PLC 750,244 15,669
$ 55,146
Electric - 3 .66%
Chubu Electric Power Co Inc 11,800 171
CLP Holdings Ltd 29,000 274
Contact Energy Ltd 14,808 84
E.ON SE 219,654 4,659
EDP SA 55,586 284
Elia Group SA/NV 773 112
Endesa SA 5,586 206
Enel SpA 1,895,233 20,940
Engie SA 32,130 959
Fortum Oyj 705,103 16,657
Hikari Tsushin Inc 300 83
Iberdrola SA 113,183 2,545
Kansai Electric Power Co Inc/The 16,700 266
Meridian Energy Ltd 25,157 85
National Grid PLC 973,514 16,540
Origin Energy Ltd 30,512 250
Orsted AS
(e),(f)
9,362 211
Power Assets Holdings Ltd 24,500 190
Redeia Corp SA 7,188 124
RWE AG 11,122 706
SSE PLC 21,211 705
Terna - Rete Elettrica Nazionale 24,919 270
$ 66,321
Electrical Components & Equipment - 0 .57%
Signify NV
(f)
489,477 10,391
Electronics - 2 .55%
Kyocera Corp 22,700 341
MINEBEA MITSUMI Inc 744,400 15,213
Murata Manufacturing Co Ltd 671,486 13,641
Sensata Technologies Holding PLC 487,702 16,870
Shimadzu Corp 2,100 57
$ 46,122
Energy - Alternate Sources - 0 .67%
Vestas Wind Systems A/S 398,508 12,079
Engineering & Construction - 0 .72%
Acciona SA 236 51
Auckland International Airport Ltd 29,902 149
Bouygues SA 3,391 183
CK Infrastructure Holdings Ltd 11,500 94
Eiffage SA 1,217 181
Fraport AG Frankfurt Airport Services Worldwide
(e)
128,346 11,875
Obayashi Corp 11,200 253
Skanska AB 6,029 183
$ 12,969
Entertainment - 0 .01%
Evolution AB
(f)
887 58
FDJ UNITED 2,122 56
$ 114
Food - 0 .39%
Carrefour SA 10,434 171
Danone SA 11,388 892
J Sainsbury PLC 30,545 134
Kerry Group PLC 2,851 253
Kesko Oyj 4,839 122
Kikkoman Corp 8,300 75
Koninklijke Ahold Delhaize NV 15,780 617
Magnum Ice Cream Co NV/The
(e)
5,606 100

Schedule of Investments
Overseas Fund
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Nestle SA 45,364 $ 4,329
Orkla ASA 12,325 147
WH Group Ltd
(f)
143,000 169
$ 7,009
Food Service - 0 .00%
Sodexo SA 1,688 86
Forest Products & Paper - 0 .02%
Holmen AB 1,345 50
UPM-Kymmene Oyj 9,348 258
$ 308
Gas - 2 .30%
Centrica PLC 5,648,459 14,790
Enagas SA 586,680 9,659
Naturgy Energy Group SA 4,269 134
Osaka Gas Co Ltd 6,300 237
Sembcorp Industries Ltd 17,100 81
Snam SpA 2,450,189 16,839
$ 41,740
Hand & Machine Tools - 0 .02%
Fuji Electric Co Ltd 1,600 114
Makita Corp 3,900 136
Schindler Holding AG - PC 361 139
Schindler Holding AG - REG 206 76
$ 465
Healthcare - Products - 3 .27%
Coloplast A/S 1,108 94
Elekta AB 1,546,094 9,939
FUJIFILM Holdings Corp 19,700 393
Getinge AB 461,687 10,117
Koninklijke Philips NV 581,712 16,705
Olympus Corp 1,101,127 13,152
QIAGEN NV 1,823 97
Siemens Healthineers AG
(f)
2,083 104
Smith & Nephew PLC 504,863 8,604
$ 59,205
Healthcare - Services - 0 .04%
Eurofins Scientific SE 1,051 85
Fresenius Medical Care AG 3,898 175
Fresenius SE & Co KGaA 7,484 419
Sonic Healthcare Ltd 8,315 133
$ 812
Holding Companies - Diversified - 0 .01%
Jardine Matheson Holdings Ltd 1,818 132
Swire Pacific Ltd 6,000 58
$ 190
Home Builders - 0 .39%
Barratt Redrow PLC 24,228 129
Berkeley Group Holdings PLC 114,753 6,483
Daiwa House Industry Co Ltd 9,900 337
Sekisui Chemical Co Ltd 6,700 119
$ 7,068
Home Furnishings - 0 .08%
Panasonic Holdings Corp 41,100 564
Sony Group Corp 37,800 833
$ 1,397
Insurance - 5 .62%
Admiral Group PLC 4,579 172
Aegon Ltd 23,417 184
Ageas SA/NV 2,643 188
AIA Group Ltd 1,506,200 17,378
Allianz SE 6,794 2,991
ASR Nederland NV 2,778 202
Aviva PLC 54,148 472
AXA SA 30,514 1,391
Dai-ichi Life Holdings Inc 61,600 542
Generali 22,879 934
Hannover Rueck SE 1,060 300
Helvetia Baloise Holding AG 1,399 355
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Japan Post Holdings Co Ltd 31,500 $ 379
Japan Post Insurance Co Ltd 3,300 102
Legal & General Group PLC 3,375,578 12,256
M&G PLC 3,350,563 14,204
Mapfre SA 17,639 81
MS&AD Insurance Group Holdings Inc 22,600 576
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
2,299 1,393
NN Group NV 4,767 378
Phoenix Financial Ltd 4,002 194
Phoenix Group Holdings PLC 12,437 126
Prudential PLC 669,269 10,993
QBE Insurance Group Ltd 26,562 364
Sampo Oyj 42,588 475
Samsung Fire & Marine Insurance Co Ltd 13,172 4,580
SCOR SE 468,284 15,260
Sompo Holdings Inc 320,400 11,049
Suncorp Group Ltd 19,180 226
Swiss Life Holding AG 503 551
Swiss Re AG 5,257 840
Tokio Marine Holdings Inc 11,200 417
Tryg A/S 5,956 145
Unipol Assicurazioni SpA 6,355 141
Zurich Insurance Group AG 2,575 1,832
$ 101,671
Internet - 0 .59%
Rakuten Group Inc
(e)
10,200 61
Tencent Holdings Ltd 137,500 10,569
$ 10,630
Investment Companies - 0 .11%
EXOR NV 1,070 88
Groupe Bruxelles Lambert NV 1,417 134
Industrivarden AB - A Shares 1,483 74
Industrivarden AB - C Shares 1,796 90
Investor AB - B Shares 32,048 1,236
L E Lundbergforetagen AB 1,337 79
Sofina SA 292 85
Washington H Soul Pattinson & Co Ltd 6,076 163
$ 1,949
Iron & Steel - 0 .25%
ArcelorMittal SA 65,294 3,546
Fortescue Ltd 29,996 434
JFE Holdings Inc 10,100 136
Nippon Steel Corp 85,200 355
$ 4,471
Leisure Products & Services - 0 .96%
Carnival Corp 568,278 17,060
Shimano Inc 1,300 148
Yamaha Motor Co Ltd 16,200 122
$ 17,330
Machinery - Construction & Mining - 0 .65%
Komatsu Ltd 306,347 11,726
Machinery - Diversified - 4 .71%
CNH Industrial NV 730,819 7,864
FANUC Corp 505,500 20,298
Hexagon AB 843,584 9,511
Kone Oyj 2,989 215
Kubota Corp 17,200 263
Nabtesco Corp 544,058 14,743
Omron Corp 528,179 13,476
SMC Corp 48,400 18,817
Spirax Group PLC 702 70
$ 85,257
Media - 0 .00%
Pearson PLC 5,074 67

Schedule of Investments
Overseas Fund
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 0 .94%
MISUMI Group Inc 1,010,669 $ 16,707
SKF AB 6,043 158
Tenaris SA 6,647 147
$ 17,012
Mining - 2 .49%
Anglo American PLC 12,797 593
Barrick Mining Corp 275,596 12,597
BHP Group Ltd 89,344 3,077
Boliden AB 225,406 15,785
Glencore PLC
(e)
176,817 1,205
Norsk Hydro ASA 9,256 82
Northern Star Resources Ltd 475,850 8,748
Rio Tinto Ltd 6,531 680
Rio Tinto PLC 19,856 1,812
South32 Ltd 79,777 253
Sumitomo Metal Mining Co Ltd 4,300 243
$ 45,075
Miscellaneous Manufacturers - 2 .50%
Alstom SA
(e)
1,007,836 32,179
Chemring Group PLC 918,373 6,278
Siemens AG 8,689 2,627
Smiths Group PLC 120,228 4,129
Trelleborg AB 2,318 94
$ 45,307
Office & Business Equipment - 0 .02%
Canon Inc 15,100 460
Oil & Gas - 3 .55%
Aker BP ASA 460,632 13,560
Bollore SE 13,523 77
BP PLC 2,767,107 17,545
DCC PLC 1,502 95
ENEOS Holdings Inc 47,410 401
Eni SpA 35,980 735
Equinor ASA 419,379 11,272
Galp Energia SGPS SA 2,788 55
Idemitsu Kosan Co Ltd 13,600 115
Inpex Corp 15,600 350
OMV AG 2,610 155
Repsol SA 19,848 391
Santos Ltd 57,531 281
Shell PLC 101,954 3,919
Suncor Energy Inc 230,432 12,180
TotalEnergies SE 34,934 2,541
Woodside Energy Group Ltd 33,635 594
$ 64,266
Oil & Gas Services - 0 .64%
Saipem SpA 3,159,883 11,670
Packaging & Containers - 2 .23%
Amcor PLC 335,915 14,864
Smurfit WestRock PLC 307,283 12,792
Stora Enso Oyj 1,110,725 12,787
$ 40,443
Pharmaceuticals - 5 .25%
Astellas Pharma Inc 31,700 441
AstraZeneca PLC 157,287 29,305
Bayer AG 17,283 914
Eisai Co Ltd 4,700 131
GSK PLC 71,503 1,849
Hikma Pharmaceuticals PLC 3,200 67
Ipsen SA 669 109
Merck KGaA 2,291 341
Novo Nordisk A/S 280,352 16,647
Roche Holding AG 60,673 27,591
Roche Holding AG 280 129
Sanofi SA 167,856 15,833
Shionogi & Co Ltd 13,300 274
Takeda Pharmaceutical Co Ltd 27,900 950
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries Ltd ADR
(e)
13,208 $ 450
$ 95,031
Pipelines - 0 .01%
APA Group 23,103 142
Private Equity - 0 .03%
3i Group PLC 11,356 522
CapitaLand Investment Ltd/Singapore 41,100 99
$ 621
Real Estate - 0 .17%
Azrieli Group Ltd 753 101
CK Asset Holdings Ltd 33,000 193
Daito Trust Construction Co Ltd 5,200 106
Fastighets AB Balder
(e)
12,712 96
Henderson Land Development Co Ltd 24,438 97
Hongkong Land Holdings Ltd 19,201 163
Hulic Co Ltd 8,100 96
LEG Immobilien SE 1,340 97
Mitsubishi Estate Co Ltd 12,200 311
Sagax AB 2,098 46
Sekisui House Ltd 10,500 234
Sino Land Co Ltd 62,000 93
Sumitomo Realty & Development Co Ltd 10,600 295
Sun Hung Kai Properties Ltd 25,383 408
Swiss Prime Site AG 1,421 242
Vonovia SE 13,310 390
Wharf Real Estate Investment Co Ltd 29,000 101
$ 3,069
REITs - 1 .30%
CapitaLand Ascendas REIT 68,800 154
CapitaLand Integrated Commercial Trust 106,000 199
Covivio SA/France 1,074 69
Gecina SA 809 74
Klepierre SA 3,812 147
Land Securities Group PLC 12,529 112
Link REIT 45,680 210
LondonMetric Property PLC 4,448,671 12,212
Nippon Building Fund Inc 137 127
Scentre Group 92,268 262
Segro PLC 907,488 9,454
Stockland 42,509 159
Unibail-Rodamco-Westfield
(e)
2,158 239
Vicinity Ltd 68,694 117
$ 23,535
Retail - 0 .64%
Associated British Foods PLC 5,723 150
CK Hutchison Holdings Ltd 1,358,500 10,954
H & M Hennes & Mauritz AB 4,339 87
JD Sports Fashion PLC 48,793 55
Kingfisher PLC 31,091 143
Nitori Holdings Co Ltd 6,800 116
Tsuruha Holdings Inc 4,200 67
$ 11,572
Semiconductors - 5 .87%
ASMPT Ltd 662,854 8,840
Infineon Technologies AG 665,739 32,543
Kioxia Holdings Corp
(e)
1,200 164
Renesas Electronics Corp 1,928,500 32,062
Samsung Electronics Co Ltd 164,224 18,143
SK hynix Inc 23,214 14,494
$ 106,246
Shipbuilding - 0 .00%
Yangzijiang Shipbuilding Holdings Ltd 24,500 64
Software - 1 .04%
SAP SE 94,127 18,804
Telecommunications - 2 .46%
BT Group PLC 105,928 278
Deutsche Telekom AG 570,787 19,155
Elisa Oyj 2,520 112

Schedule of Investments
Overseas Fund
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
HKT Trust & HKT Ltd 66,000 $ 99
KDDI Corp 543,300 9,173
Koninklijke KPN NV 68,892 337
Nokia OYJ 1,619,094 10,428
NTT Inc 524,500 527
Orange SA 32,755 609
Singapore Telecommunications Ltd 130,100 470
SoftBank Corp 504,100 685
SoftBank Group Corp 23,600 645
Swisscom AG
(e)
459 377
Tele2 AB 6,259 115
Telecom Italia SpA/Milano
(e)
203,639 138
Telefonaktiebolaget LM Ericsson 49,571 537
Telefonica SA 65,285 264
Telenor ASA 10,905 184
Vodafone Group PLC 336,847 496
$ 44,629
Toys, Games & Hobbies - 0 .01%
Bandai Namco Holdings Inc 4,900 127
Transportation - 1 .57%
AP Moller - Maersk A/S - A 50 123
AP Moller - Maersk A/S - B 68 168
Canadian Pacific Kansas City Ltd 195,735 14,550
Central Japan Railway Co 4,600 128
Deutsche Post AG 213,306 11,930
Getlink SE 2,907 58
Hankyu Hanshin Holdings Inc 2,300 64
Kawasaki Kisen Kaisha Ltd
(d)
6,100 88
Kuehne + Nagel International AG 855 198
Mitsui OSK Lines Ltd
(d)
6,100 191
MTR Corp Ltd 26,000 115
Nippon Yusen KK 7,200 237
Poste Italiane SpA
(f)
8,098 213
SG Holdings Co Ltd 5,500 53
SITC International Holdings Co Ltd 23,000 86
West Japan Railway Co 7,100 145
$ 28,347
Water - 0 .03%
Severn Trent PLC 4,796 193
Veolia Environnement SA 11,155 418
$ 611
TOTAL COMMON STOCKS $ 1,766,941
PREFERRED STOCKS - 0 .64 % Shares Held Value (000's)
Automobile Manufacturers - 0 .62%
Bayerische Motoren Werke AG 4.32% 992 $ 102
Dr Ing hc F Porsche AG 1.49%
(f)
217,620 10,590
Porsche Automobil Holding SE 1.91% 2,713 116
Volkswagen AG 6.36% 3,653 443
$ 11,251
Consumer Products - 0 .02%
Henkel AG & Co KGaA 2.04% 2,842 250
TOTAL PREFERRED STOCKS $ 11,501
Total Investments $ 1,800,155
Other Assets and Liabilities -  0.56% 10,189
TOTAL NET ASSETS - 100.00% $ 1,810,344
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $147 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $139 or 0.01% of net assets.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $35,934 or 1.98% of net assets.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.59% $ 177,143 $ 228,432 $ 390,677 $ 14,898
$ 177,143 $ 228,432 $ 390,677 $ 14,898
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.59% $ 267 $ — $ — $ —
$ 267 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Overseas Fund
January 31, 2026 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; March 2026 Long 29 $ 4,403 $ 66
Total $ 66
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .08 % Shares Held Value (000's)
Money Market Funds - 1 .08%
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(b)
52,063,474 $ 52,063
TOTAL INVESTMENT COMPANIES $ 52,063
COMMON STOCKS - 98 .93 % Shares Held Value (000's)
Aerospace & Defense - 1 .97%
Boeing Co/The
(c)
237,925 $ 55,608
RTX Corp 197,005 39,584
$ 95,192
Apparel - 0 .29%
Birkenstock Holding Plc
(c)
374,416 14,138
Automobile Manufacturers - 3 .64%
Cummins Inc 71,465 41,365
PACCAR Inc 419,653 51,580
Tesla Inc
(c)
192,234 82,739
$ 175,684
Banks - 5 .63%
Bank of America Corp 654,655 34,828
East West Bancorp Inc 249,970 28,606
JPMorgan Chase & Co 455,818 139,430
Morgan Stanley 262,378 47,963
Wintrust Financial Corp 143,108 21,107
$ 271,934
Biotechnology - 2 .28%
Gilead Sciences Inc 259,575 36,847
Insmed Inc
(c)
104,235 16,351
Structure Therapeutics Inc ADR
(c)
218,244 19,304
Vertex Pharmaceuticals Inc
(c)
80,000 37,592
$ 110,094
Building Materials - 1 .79%
CRH PLC 393,614 48,182
Modine Manufacturing Co
(c)
67,352 12,437
Trane Technologies PLC 61,408 25,827
$ 86,446
Chemicals - 0 .74%
Linde PLC 77,951 35,621
Computers - 7 .30%
Apple Inc 1,080,567 280,386
Lumentum Holdings Inc
(c)
42,711 16,736
Western Digital Corp 221,162 55,341
$ 352,463
Cosmetics & Personal Care - 0 .45%
Procter & Gamble Co/The 142,131 21,571
Diversified Financial Services - 5 .25%
American Express Co 152,161 53,587
Ameriprise Financial Inc 80,243 42,303
Nasdaq Inc 591,206 57,282
Visa Inc 312,421 100,546
$ 253,718
Electric - 0 .93%
Constellation Energy Corp 64,734 18,170
NRG Energy Inc 176,343 26,915
$ 45,085
Electrical Components & Equipment - 0 .68%
Eaton Corp PLC 93,830 32,974
Electronics - 0 .58%
Amphenol Corp 193,140 27,828
Environmental Control - 0 .82%
Republic Services Inc 183,963 39,569
Food - 0 .25%
Sprouts Farmers Market Inc
(c)
172,275 12,216
Gas - 0 .85%
Atmos Energy Corp 246,351 40,978
Healthcare - Products - 2 .49%
Medtronic PLC 116,657 12,011
Stryker Corp 93,365 34,504
Thermo Fisher Scientific Inc 127,913 74,012
$ 120,527
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 0 .77%
HCA Healthcare Inc 76,034 $ 37,125
Home Builders - 0 .50%
DR Horton Inc 162,682 24,214
Insurance - 2 .05%
Berkshire Hathaway Inc - Class B
(c)
97,153 46,685
Chubb Ltd 120,133 37,188
Progressive Corp/The 73,918 15,375
$ 99,248
Internet - 15 .13%
Alphabet Inc - A Shares 833,125 281,596
Amazon.com Inc
(c)
820,104 196,251
AppLovin Corp
(c)
24,758 11,713
Meta Platforms Inc 155,179 111,186
Netflix Inc
(c)
106,267 8,872
Palo Alto Networks Inc
(c)
300,011 53,093
Reddit Inc
(c)
79,731 14,373
Shopify Inc
(c)
155,602 20,420
Spotify Technology SA
(c)
22,284 11,150
Uber Technologies Inc
(c)
274,172 21,947
$ 730,601
Investment Companies - 0 .19%
Riot Platforms Inc
(c)
581,633 8,998
Lodging - 0 .49%
Hilton Worldwide Holdings Inc 78,875 23,545
Machinery - Construction & Mining - 1 .14%
BWX Technologies Inc 94,375 19,388
GE Vernova Inc 48,824 35,464
$ 54,852
Machinery - Diversified - 0 .55%
Deere & Co 50,326 26,572
Media - 0 .64%
Nexstar Media Group Inc 145,860 30,978
Mining - 1 .32%
Cameco Corp 178,719 22,052
Freeport-McMoRan Inc 497,818 29,984
MP Materials Corp
(c)
198,181 11,647
$ 63,683
Miscellaneous Manufacturers - 1 .27%
Parker-Hannifin Corp 65,822 61,599
Oil & Gas - 3 .18%
Expand Energy Corp 388,925 43,719
Exxon Mobil Corp 417,456 59,028
Marathon Petroleum Corp 288,445 50,821
$ 153,568
Pharmaceuticals - 5 .23%
AbbVie Inc 249,841 55,717
Eli Lilly & Co 72,845 75,551
McKesson Corp 82,749 68,782
Novartis AG ADR 353,550 52,566
$ 252,616
Pipelines - 0 .22%
Kinder Morgan Inc 350,286 10,680
Private Equity - 0 .38%
KKR & Co Inc 159,179 18,188
REITs - 1 .09%
Regency Centers Corp 586,932 42,770
Ventas Inc 125,363 9,737
$ 52,507
Retail - 5 .99%
Casey's General Stores Inc 130,718 79,281
Costco Wholesale Corp 60,694 57,068
Dick's Sporting Goods Inc 168,012 33,938
O'Reilly Automotive Inc
(c)
350,811 34,523
TJX Cos Inc/The 563,006 84,344
$ 289,154

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 14 .57%
Amkor Technology Inc 363,594 $ 17,573
Broadcom Inc 416,599 138,019
KLA Corp 40,600 57,974
Lam Research Corp 297,970 69,564
Micron Technology Inc 34,413 14,277
NVIDIA Corp 1,831,016 349,962
Taiwan Semiconductor Manufacturing Co Ltd ADR 171,296 56,624
$ 703,993
Software - 6 .49%
Cloudflare Inc
(c)
100,466 17,818
Datadog Inc
(c)
113,684 14,702
Fair Isaac Corp
(c)
15,233 22,288
Microsoft Corp 539,639 232,201
ServiceNow Inc
(c)
56,245 6,581
Twilio Inc
(c)
165,946 19,990
$ 313,580
Telecommunications - 1 .79%
Arista Networks Inc
(c)
147,196 20,864
Motorola Solutions Inc 78,738 31,695
T-Mobile US Inc 172,063 33,932
$ 86,491
TOTAL COMMON STOCKS $ 4,778,230
Total Investments $ 4,830,293
Other Assets and Liabilities -  (0.01)% (353)
TOTAL NET ASSETS - 100.00% $ 4,829,940
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.59% $ 93,888 $ 590,795 $ 632,620 $ 52,063
$ 93,888 $ 590,795 $ 632,620 $ 52,063
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.59% $ 667 $ — $ — $ —
$ 667 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63 .00%
Blue Chip Fund
(a),(b)
105,423 $ 4,349
Core Fixed Income Fund
(a)
7,782,948 67,945
Diversified Real Asset Fund
(a)
62,030 803
Global Emerging Markets Fund
(a)
120,066 4,464
High Yield Fund
(a)
1,890,798 12,687
International Equity Fund
(a)
1,111,072 19,077
International Small Company Fund
(a)
73,818 971
LargeCap Growth Fund I
(a)
294,142 4,595
MidCap Fund
(a),(b)
35,860 1,529
Real Estate Securities Fund
(a)
110,630 3,133
SmallCap Fund
(a)
96,077 3,146
SmallCap S&P 600 Index Fund
(a)
13,773 357
Small-MidCap Dividend Income Fund
(a)
89,589 1,910
$ 124,966
Principal Funds, Inc. Institutional Class - 36 .99%
Equity Income Fund
(a)
121,215 5,137
Inflation Protection Fund
(a)
1,437,390 11,082
LargeCap S&P 500 Index Fund
(a)
597,053 19,601
LargeCap Value Fund III
(a)
265,780 4,723
Short-Term Income Fund
(a)
2,697,842 32,833
$ 73,376
TOTAL INVESTMENT COMPANIES $ 198,342
Total Investments $ 198,342
Other Assets and Liabilities -  0.01% 11
TOTAL NET ASSETS - 100.00% $ 198,353
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 7,084 $ 868 $ 2,547 $ 4,349
Core Fixed Income Fund 70,831 2,101 4,908 67,945
Diversified Real Asset Fund 780 28 60 803
Equity Income Fund 7,337 538 2,724 5,137
Global Emerging Markets Fund 3,828 640 245 4,464
High Yield Fund 13,129 492 914 12,687
Inflation Protection Fund 11,663 744 838 11,082
International Equity Fund 18,160 1,184 1,222 19,077
International Small Company Fund 905 107 87 971
LargeCap Growth Fund I 7,595 725 2,716 4,595
LargeCap S&P 500 Index Fund 12,030 9,200 1,503 19,601
LargeCap Value Fund III 6,591 964 2,199 4,723
MidCap Fund 1,580 165 123 1,529
Real Estate Securities Fund 3,258 88 241 3,133
Short-Term Income Fund 34,130 1,024 2,376 32,833
SmallCap Fund 3,065 225 222 3,146
SmallCap S&P 600 Index Fund 338 41 15 357
Small-MidCap Dividend Income Fund 1,759 132 136 1,910
$ 204,063 $ 19,266 $ 23,076 $ 198,342
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 1,543 $ 765 $ (2,599)
Core Fixed Income Fund 646 (419) — 340
Diversified Real Asset Fund 11 (4) — 59
Equity Income Fund 31 1,359 391 (1,373)
Global Emerging Markets Fund 65 2 32 239
High Yield Fund 221 (5) — (15)
Inflation Protection Fund 502 1 — (488)
International Equity Fund 691 96 — 859
International Small Company Fund 25 (2) — 48
LargeCap Growth Fund I 89 1,769 528 (2,778)
LargeCap S&P 500 Index Fund 194 1 384 (127)
LargeCap Value Fund III 135 698 722 (1,331)
MidCap Fund — 37 84 (130)
Real Estate Securities Fund 20 (16) — 44
Short-Term Income Fund 321 (3) — 58
SmallCap Fund 9 3 143 75
SmallCap S&P 600 Index Fund 11 — 23 (7)
Small-MidCap Dividend Income Fund 11 2 25 153
$ 2,982 $ 5,062 $ 3,097 $ (6,973)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63 .95%
Blue Chip Fund
(a),(b)
1,197,153 $ 49,382
Core Fixed Income Fund
(a)
71,692,996 625,880
Diversified Real Asset Fund
(a)
577,280 7,476
Global Emerging Markets Fund
(a)
1,360,968 50,601
High Yield Fund
(a)
16,782,412 112,610
International Equity Fund
(a)
12,586,105 216,103
International Small Company Fund
(a)
836,604 11,001
LargeCap Growth Fund I
(a)
3,338,603 52,149
MidCap Fund
(a),(b)
406,301 17,321
Real Estate Securities Fund
(a)
1,064,439 30,145
SmallCap Fund
(a)
1,089,490 35,670
SmallCap S&P 600 Index Fund
(a)
154,428 4,006
Small-MidCap Dividend Income Fund
(a)
1,014,928 21,638
$ 1,233,982
Principal Funds, Inc. Institutional Class - 36 .06%
Equity Income Fund
(a)
1,375,503 58,294
Inflation Protection Fund
(a)
12,784,324 98,567
LargeCap S&P 500 Index Fund
(a)
6,747,386 221,517
LargeCap Value Fund III
(a)
3,017,998 53,630
Short-Term Income Fund
(a)
21,678,385 263,826
$ 695,834
TOTAL INVESTMENT COMPANIES $ 1,929,816
Total Investments $ 1,929,816
Other Assets and Liabilities -  (0.01)% (222)
TOTAL NET ASSETS - 100.00% $ 1,929,594
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 81,802 $ 9,026 $ 29,213 $ 49,382
Core Fixed Income Fund 664,038 7,413 44,807 625,880
Diversified Real Asset Fund 7,379 120 542 7,476
Equity Income Fund 85,263 5,049 31,841 58,294
Global Emerging Markets Fund 44,139 6,571 2,893 50,601
High Yield Fund 118,579 2,237 8,029 112,610
Inflation Protection Fund 105,451 4,805 7,235 98,567
International Equity Fund 209,395 9,909 14,239 216,103
International Small Company Fund 10,504 823 871 11,001
LargeCap Growth Fund I 87,682 7,318 31,167 52,149
LargeCap S&P 500 Index Fund 138,106 103,258 18,402 221,517
LargeCap Value Fund III 76,127 10,105 25,237 53,630
MidCap Fund 18,250 1,467 1,331 17,321
Real Estate Securities Fund 31,851 267 2,239 30,145
Short-Term Income Fund 279,084 3,196 18,898 263,826
SmallCap Fund 35,332 1,991 2,547 35,670
SmallCap S&P 600 Index Fund 3,873 417 204 4,006
Small-MidCap Dividend Income Fund 20,343 999 1,504 21,638
$ 2,017,198 $ 174,971 $ 241,199 $ 1,929,816
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 17,609 $ 8,898 $ (29,842)
Core Fixed Income Fund 6,074 (3,289) — 2,525
Diversified Real Asset Fund 104 (42) — 561
Equity Income Fund 362 15,816 4,550 (15,993)
Global Emerging Markets Fund 754 41 367 2,743
High Yield Fund 1,998 (31) — (146)
Inflation Protection Fund 4,584 (19) — (4,435)
International Equity Fund 8,009 998 — 10,040
International Small Company Fund 300 68 — 477
LargeCap Growth Fund I 1,037 17,077 6,148 (28,761)
LargeCap S&P 500 Index Fund 2,245 3 4,452 (1,448)
LargeCap Value Fund III 1,570 7,946 8,403 (15,311)
MidCap Fund — 20 977 (1,085)
Real Estate Securities Fund 199 (163) — 429
Short-Term Income Fund 2,630 (22) — 466
SmallCap Fund 106 32 1,653 862
SmallCap S&P 600 Index Fund 125 (1) 268 (79)
Small-MidCap Dividend Income Fund 131 47 290 1,753
$ 30,228 $ 56,090 $ 36,006 $ (77,244)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2025 Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .84%
Blue Chip Fund
(a),(b)
967,716 $ 39,918
Core Fixed Income Fund
(a)
47,570,507 415,290
Diversified Real Asset Fund
(a)
414,495 5,368
Global Emerging Markets Fund
(a)
1,096,625 40,772
High Yield Fund
(a)
10,191,105 68,382
International Equity Fund
(a)
10,141,465 174,129
International Small Company Fund
(a)
674,193 8,866
LargeCap Growth Fund I
(a)
2,697,229 42,131
MidCap Fund
(a),(b)
327,539 13,963
Real Estate Securities Fund
(a)
723,301 20,484
SmallCap Fund
(a)
879,029 28,779
SmallCap S&P 600 Index Fund
(a)
123,005 3,191
Small-MidCap Dividend Income Fund
(a)
817,442 17,428
$ 878,701
Principal Funds, Inc. Institutional Class - 34 .17%
Equity Income Fund
(a)
1,110,928 47,081
Inflation Protection Fund
(a)
7,765,760 59,874
LargeCap S&P 500 Index Fund
(a)
5,422,294 178,014
LargeCap Value Fund III
(a)
2,438,562 43,333
Short-Term Income Fund
(a)
10,489,350 127,656
$ 455,958
TOTAL INVESTMENT COMPANIES $ 1,334,659
Total Investments $ 1,334,659
Other Assets and Liabilities -  (0.01)% (71)
TOTAL NET ASSETS - 100.00% $ 1,334,588
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2025 Fund
January 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 65,444 $ 7,485 $ 23,121 $ 39,918
Core Fixed Income Fund 437,141 6,196 27,529 415,290
Diversified Real Asset Fund 5,248 105 358 5,368
Equity Income Fund 68,178 4,267 25,191 47,081
Global Emerging Markets Fund 35,266 5,448 2,178 40,772
High Yield Fund 71,439 1,566 4,517 68,382
Inflation Protection Fund 63,521 3,121 4,061 59,874
International Equity Fund 167,417 8,549 10,684 174,129
International Small Company Fund 8,435 638 647 8,866
LargeCap Growth Fund I 70,131 6,084 24,664 42,131
LargeCap S&P 500 Index Fund 110,357 82,892 14,044 178,014
LargeCap Value Fund III 60,921 8,334 19,972 43,333
MidCap Fund 14,620 1,198 991 13,963
Real Estate Securities Fund 21,455 255 1,405 20,484
Short-Term Income Fund 133,970 1,939 8,467 127,656
SmallCap Fund 28,296 1,661 1,891 28,779
SmallCap S&P 600 Index Fund 3,089 331 164 3,191
Small-MidCap Dividend Income Fund 16,292 813 1,125 17,428
$ 1,381,220 $ 140,882 $ 171,009 $ 1,334,659
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 13,662 $ 7,206 $ (23,552)
Core Fixed Income Fund 4,020 (1,688) — 1,170
Diversified Real Asset Fund 75 (24) — 397
Equity Income Fund 292 8,464 3,681 (8,637)
Global Emerging Markets Fund 607 23 295 2,213
High Yield Fund 1,210 (11) — (95)
Inflation Protection Fund 2,787 (6) — (2,701)
International Equity Fund 6,448 576 — 8,271
International Small Company Fund 244 6 — 434
LargeCap Growth Fund I 837 12,893 4,961 (22,313)
LargeCap S&P 500 Index Fund 1,803 2 3,573 (1,193)
LargeCap Value Fund III 1,268 6,003 6,782 (11,953)
MidCap Fund — 142 791 (1,006)
Real Estate Securities Fund 135 (96) — 275
Short-Term Income Fund 1,269 (2) — 216
SmallCap Fund 85 19 1,334 694
SmallCap S&P 600 Index Fund 99 (1) 214 (64)
Small-MidCap Dividend Income Fund 106 15 235 1,433
$ 21,285 $ 39,977 $ 29,072 $ (56,411)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 67 .32%
Blue Chip Fund
(a),(b)
4,359,599 $ 179,833
Core Fixed Income Fund
(a)
163,657,761 1,428,732
Diversified Real Asset Fund
(a)
1,944,068 25,176
Global Emerging Markets Fund
(a)
4,948,070 183,969
High Yield Fund
(a)
34,460,503 231,230
International Equity Fund
(a)
45,782,866 786,092
International Small Company Fund
(a)
3,043,672 40,024
LargeCap Growth Fund I
(a)
12,155,672 189,871
MidCap Fund
(a),(b)
1,479,160 63,057
Real Estate Securities Fund
(a)
2,831,239 80,181
SmallCap Fund
(a)
3,969,848 129,973
SmallCap S&P 600 Index Fund
(a)
553,499 14,358
Small-MidCap Dividend Income Fund
(a)
3,688,793 78,645
$ 3,431,141
Principal Funds, Inc. Institutional Class - 32 .69%
Equity Income Fund
(a)
5,007,505 212,218
Inflation Protection Fund
(a)
24,683,208 190,308
LargeCap S&P 500 Index Fund
(a)
24,528,180 805,260
LargeCap Value Fund III
(a)
10,988,006 195,257
Short-Term Income Fund
(a)
21,611,708 263,014
$ 1,666,057
TOTAL INVESTMENT COMPANIES $ 5,097,198
Total Investments $ 5,097,198
Other Assets and Liabilities -  (0.01)% (462)
TOTAL NET ASSETS - 100.00% $ 5,096,736
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2030 Fund
January 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 293,049 $ 32,800 $ 101,794 $ 179,833
Core Fixed Income Fund 1,490,600 17,754 77,867 1,428,732
Diversified Real Asset Fund 24,346 414 1,320 25,176
Equity Income Fund 305,335 18,417 110,805 212,218
Global Emerging Markets Fund 157,660 24,306 8,031 183,969
High Yield Fund 239,435 4,711 12,557 231,230
Inflation Protection Fund 200,090 9,338 10,596 190,308
International Equity Fund 748,866 37,081 39,592 786,092
International Small Company Fund 37,949 2,477 2,395 40,024
LargeCap Growth Fund I 313,946 26,590 108,487 189,871
LargeCap S&P 500 Index Fund 492,991 372,508 54,966 805,260
LargeCap Value Fund III 272,874 36,646 87,638 195,257
MidCap Fund 65,566 5,059 3,682 63,057
Real Estate Securities Fund 83,197 762 4,476 80,181
Short-Term Income Fund 273,573 3,337 14,335 263,014
SmallCap Fund 126,717 7,116 7,057 129,973
SmallCap S&P 600 Index Fund 13,782 1,461 599 14,358
Small-MidCap Dividend Income Fund 73,001 3,294 4,153 78,645
$ 5,212,977 $ 604,071 $ 650,350 $ 5,097,198
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 60,988 $ 32,177 $ (105,210)
Core Fixed Income Fund 13,740 (2,110) — 355
Diversified Real Asset Fund 347 52 — 1,684
Equity Income Fund 1,306 19,547 16,447 (20,276)
Global Emerging Markets Fund 2,714 76 1,319 9,958
High Yield Fund 4,065 (20) — (339)
Inflation Protection Fund 8,781 (5) — (8,519)
International Equity Fund 28,866 2,287 — 37,450
International Small Company Fund 1,098 110 — 1,883
LargeCap Growth Fund I 3,745 57,117 22,195 (99,295)
LargeCap S&P 500 Index Fund 8,096 3 16,045 (5,276)
LargeCap Value Fund III 5,672 26,946 30,338 (53,571)
MidCap Fund — 28 3,550 (3,914)
Real Estate Securities Fund 524 (790) — 1,488
Short-Term Income Fund 2,598 (2) — 441
SmallCap Fund 383 62 5,982 3,135
SmallCap S&P 600 Index Fund 444 (5) 956 (281)
Small-MidCap Dividend Income Fund 476 35 1,053 6,468
$ 82,855 $ 164,319 $ 130,062 $ (233,819)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2035 Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 72 .60%
Blue Chip Fund
(a),(b)
1,987,798 $ 81,997
Core Fixed Income Fund
(a)
66,252,839 578,387
Global Emerging Markets Fund
(a)
2,251,972 83,728
High Yield Fund
(a)
12,669,866 85,015
International Equity Fund
(a)
20,838,723 357,801
International Small Company Fund
(a)
1,385,672 18,221
LargeCap Growth Fund I
(a)
5,540,887 86,549
MidCap Fund
(a),(b)
674,437 28,751
Real Estate Securities Fund
(a)
1,407,068 39,848
SmallCap Fund
(a)
1,809,172 59,232
SmallCap S&P 600 Index Fund
(a)
249,178 6,464
Small-MidCap Dividend Income Fund
(a)
1,676,531 35,744
$ 1,461,737
Principal Funds, Inc. Institutional Class - 27 .40%
Equity Income Fund
(a)
2,282,243 96,722
LargeCap S&P 500 Index Fund
(a)
11,148,445 366,003
LargeCap Value Fund III
(a)
5,008,953 89,009
$ 551,734
TOTAL INVESTMENT COMPANIES $ 2,013,471
Total Investments $ 2,013,471
Other Assets and Liabilities -  0.00% (96)
TOTAL NET ASSETS - 100.00% $ 2,013,375
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 132,083 $ 15,834 $ 45,856 $ 81,997
Core Fixed Income Fund 596,983 12,187 30,075 578,387
Equity Income Fund 136,792 9,346 49,066 96,722
Global Emerging Markets Fund 70,964 11,705 3,504 83,728
High Yield Fund 87,088 2,456 4,401 85,015
International Equity Fund 337,257 19,753 17,251 357,801
International Small Company Fund 17,159 1,186 1,039 18,221
LargeCap Growth Fund I 141,453 13,039 48,804 86,549
LargeCap S&P 500 Index Fund 222,626 170,136 24,376 366,003
LargeCap Value Fund III 123,011 17,604 39,508 89,009
MidCap Fund 29,618 2,494 1,591 28,751
Real Estate Securities Fund 40,859 749 2,104 39,848
SmallCap Fund 57,136 3,695 3,046 59,232
SmallCap S&P 600 Index Fund 6,188 673 268 6,464
Small-MidCap Dividend Income Fund 32,894 1,686 1,793 35,744
$ 2,032,111 $ 282,543 $ 272,682 $ 2,013,471
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 12,508 $ 14,615 $ (32,572)
Core Fixed Income Fund 5,542 (43) — (665)
Equity Income Fund 594 6,032 7,467 (6,382)
Global Emerging Markets Fund 1,231 35 597 4,528
High Yield Fund 1,489 (4) — (124)
International Equity Fund 13,110 650 — 17,392
International Small Company Fund 505 (1) — 916
LargeCap Growth Fund I 1,702 8,237 10,087 (27,376)
LargeCap S&P 500 Index Fund 3,670 (1) 7,271 (2,382)
LargeCap Value Fund III 2,579 8,110 13,789 (20,208)
MidCap Fund — 43 1,619 (1,813)
Real Estate Securities Fund 261 44 — 300
SmallCap Fund 174 20 2,721 1,427
SmallCap S&P 600 Index Fund 200 (3) 429 (126)
Small-MidCap Dividend Income Fund 217 11 479 2,946
$ 31,274 $ 35,638 $ 59,074 $ (64,139)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 67 .88%
Blue Chip Fund
(a),(b)
5,453,235 $ 224,946
Core Fixed Income Fund
(a)
100,192,497 874,681
Global Emerging Markets Fund
(a)
6,169,720 229,390
High Yield Fund
(a)
22,349,377 149,964
International Equity Fund
(a)
57,094,653 980,315
International Small Company Fund
(a)
3,796,536 49,925
LargeCap Growth Fund I
(a)
15,198,364 237,398
MidCap Fund
(a),(b)
1,845,407 78,670
Real Estate Securities Fund
(a)
3,176,082 89,947
SmallCap Fund
(a)
4,956,608 162,279
SmallCap S&P 600 Index Fund
(a)
683,064 17,719
Small-MidCap Dividend Income Fund
(a)
4,598,545 98,041
$ 3,193,275
Principal Funds, Inc. Institutional Class - 32 .13%
Equity Income Fund
(a)
6,259,518 265,278
LargeCap S&P 500 Index Fund
(a)
30,509,884 1,001,639
LargeCap Value Fund III
(a)
13,742,291 244,201
$ 1,511,118
TOTAL INVESTMENT COMPANIES $ 4,704,393
Total Investments $ 4,704,393
Other Assets and Liabilities -  (0.01)% (373)
TOTAL NET ASSETS - 100.00% $ 4,704,020
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 363,957 $ 41,733 $ 125,375 $ 224,946
Core Fixed Income Fund 908,084 12,727 45,052 874,681
Equity Income Fund 377,218 23,724 134,633 265,278
Global Emerging Markets Fund 195,662 30,991 9,710 229,390
High Yield Fund 154,516 3,369 7,690 149,964
International Equity Fund 929,677 48,757 47,580 980,315
International Small Company Fund 47,233 2,767 2,589 49,925
LargeCap Growth Fund I 389,820 33,801 133,631 237,398
LargeCap S&P 500 Index Fund 613,633 463,675 69,144 1,001,639
LargeCap Value Fund III 338,933 46,374 107,900 244,201
MidCap Fund 81,480 6,239 4,178 78,670
Real Estate Securities Fund 92,749 1,057 4,635 89,947
SmallCap Fund 157,433 9,021 8,173 162,279
SmallCap S&P 600 Index Fund 17,076 1,812 817 17,719
Small-MidCap Dividend Income Fund 90,727 3,979 4,779 98,041
$ 4,758,198 $ 730,026 $ 705,886 $ 4,704,393
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 34,403 $ 40,355 $ (89,772)
Core Fixed Income Fund 8,401 (166) — (912)
Equity Income Fund 1,634 18,726 20,613 (19,757)
Global Emerging Markets Fund 3,374 72 1,639 12,375
High Yield Fund 2,633 (10) — (221)
International Equity Fund 35,921 2,533 — 46,928
International Small Company Fund 1,382 (23) — 2,537
LargeCap Growth Fund I 4,675 44,665 27,701 (97,257)
LargeCap S&P 500 Index Fund 10,054 20 19,923 (6,545)
LargeCap Value Fund III 7,082 32,695 37,876 (65,901)
MidCap Fund — 89 4,458 (4,960)
Real Estate Securities Fund 587 407 — 369
SmallCap Fund 478 88 7,466 3,910
SmallCap S&P 600 Index Fund 548 (13) 1,179 (339)
Small-MidCap Dividend Income Fund 596 33 1,322 8,081
$ 77,365 $ 133,519 $ 162,532 $ (211,464)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2045 Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 64 .04%
Blue Chip Fund
(a),(b)
2,276,775 $ 93,917
Core Fixed Income Fund
(a)
20,988,051 183,226
Global Emerging Markets Fund
(a)
2,578,940 95,885
High Yield Fund
(a)
5,913,262 39,678
International Equity Fund
(a)
23,859,917 409,675
International Small Company Fund
(a)
1,586,719 20,865
LargeCap Growth Fund I
(a)
6,346,151 99,127
MidCap Fund
(a),(b)
771,857 32,904
Real Estate Securities Fund
(a)
1,177,190 33,338
SmallCap Fund
(a)
2,071,499 67,821
SmallCap S&P 600 Index Fund
(a)
285,231 7,399
Small-MidCap Dividend Income Fund
(a)
1,920,433 40,943
$ 1,124,778
Principal Funds, Inc. Institutional Class - 35 .96%
Equity Income Fund
(a)
2,613,880 110,776
LargeCap S&P 500 Index Fund
(a)
12,759,323 418,889
LargeCap Value Fund III
(a)
5,737,470 101,955
$ 631,620
TOTAL INVESTMENT COMPANIES $ 1,756,398
Total Investments $ 1,756,398
Other Assets and Liabilities -  0.00% (84)
TOTAL NET ASSETS - 100.00% $ 1,756,314
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 153,906 $ 17,732 $ 54,368 $ 93,917
Core Fixed Income Fund 192,444 2,883 11,869 183,226
Equity Income Fund 158,680 10,140 57,578 110,776
Global Emerging Markets Fund 82,641 13,090 5,055 95,885
High Yield Fund 41,358 940 2,557 39,678
International Equity Fund 392,865 20,916 24,877 409,675
International Small Company Fund 20,035 1,161 1,389 20,865
LargeCap Growth Fund I 164,797 14,365 57,884 99,127
LargeCap S&P 500 Index Fund 259,925 195,632 33,862 418,889
LargeCap Value Fund III 143,348 19,651 47,058 101,955
MidCap Fund 34,514 2,654 2,208 32,904
Real Estate Securities Fund 34,786 432 2,166 33,338
SmallCap Fund 66,586 3,863 4,302 67,821
SmallCap S&P 600 Index Fund 7,204 763 419 7,399
Small-MidCap Dividend Income Fund 38,365 1,695 2,523 40,943
$ 1,791,454 $ 305,917 $ 308,115 $ 1,756,398
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 14,216 $ 17,022 $ (37,569)
Core Fixed Income Fund 1,773 (17) — (215)
Equity Income Fund 689 4,700 8,697 (5,166)
Global Emerging Markets Fund 1,422 43 690 5,166
High Yield Fund 702 (4) — (59)
International Equity Fund 15,143 1,451 — 19,320
International Small Company Fund 584 2 — 1,056
LargeCap Growth Fund I 1,968 3,890 11,665 (26,041)
LargeCap S&P 500 Index Fund 4,240 (6) 8,402 (2,800)
LargeCap Value Fund III 2,982 3,903 15,946 (17,889)
MidCap Fund — 1 1,885 (2,057)
Real Estate Securities Fund 220 6 — 280
SmallCap Fund 202 44 3,147 1,630
SmallCap S&P 600 Index Fund 231 (7) 497 (142)
Small-MidCap Dividend Income Fund 251 24 558 3,382
$ 30,407 $ 28,246 $ 68,509 $ (61,104)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 60 .87%
Blue Chip Fund
(a),(b)
4,773,964 $ 196,926
Core Fixed Income Fund
(a)
15,518,890 135,480
Global Emerging Markets Fund
(a)
5,399,175 200,741
High Yield Fund
(a)
5,791,476 38,861
International Equity Fund
(a)
49,962,607 857,858
International Small Company Fund
(a)
3,322,534 43,691
LargeCap Growth Fund I
(a)
13,304,903 207,823
MidCap Fund
(a),(b)
1,615,217 68,857
Real Estate Securities Fund
(a)
2,210,590 62,604
SmallCap Fund
(a)
4,338,386 142,039
SmallCap S&P 600 Index Fund
(a)
596,528 15,474
Small-MidCap Dividend Income Fund
(a)
4,023,428 85,779
$ 2,056,133
Principal Funds, Inc. Institutional Class - 39 .14%
Equity Income Fund
(a)
5,479,330 232,214
LargeCap S&P 500 Index Fund
(a)
26,688,696 876,190
LargeCap Value Fund III
(a)
12,030,223 213,777
$ 1,322,181
TOTAL INVESTMENT COMPANIES $ 3,378,314
Total Investments $ 3,378,314
Other Assets and Liabilities -  (0.01)% (276)
TOTAL NET ASSETS - 100.00% $ 3,378,038
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 320,715 $ 37,156 $ 112,116 $ 196,926
Core Fixed Income Fund 141,608 2,217 8,173 135,480
Equity Income Fund 330,497 21,282 118,576 232,214
Global Emerging Markets Fund 172,303 27,437 9,913 200,741
High Yield Fund 40,313 944 2,337 38,861
International Equity Fund 818,999 43,929 48,535 857,858
International Small Company Fund 41,703 2,391 2,617 43,691
LargeCap Growth Fund I 343,436 30,093 119,424 207,823
LargeCap S&P 500 Index Fund 542,143 407,666 67,847 876,190
LargeCap Value Fund III 298,684 41,154 96,835 213,777
MidCap Fund 71,852 5,527 4,231 68,857
Real Estate Securities Fund 64,979 832 3,744 62,604
SmallCap Fund 138,725 8,118 8,306 142,039
SmallCap S&P 600 Index Fund 15,023 1,598 837 15,474
Small-MidCap Dividend Income Fund 79,985 3,523 4,859 85,779
$ 3,420,965 $ 633,867 $ 608,350 $ 3,378,314
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 29,499 $ 35,618 $ (78,328)
Core Fixed Income Fund 1,308 (12) — (160)
Equity Income Fund 1,440 11,263 18,191 (12,252)
Global Emerging Markets Fund 2,967 93 1,441 10,821
High Yield Fund 686 (4) — (55)
International Equity Fund 31,608 2,573 — 40,892
International Small Company Fund 1,220 (10) — 2,224
LargeCap Growth Fund I 4,114 12,408 24,382 (58,690)
LargeCap S&P 500 Index Fund 8,844 (12) 17,522 (5,760)
LargeCap Value Fund III 6,234 14,719 33,337 (43,945)
MidCap Fund — (10) 3,938 (4,281)
Real Estate Securities Fund 411 191 — 346
SmallCap Fund 421 84 6,571 3,418
SmallCap S&P 600 Index Fund 481 (14) 1,036 (296)
Small-MidCap Dividend Income Fund 526 48 1,167 7,082
$ 60,260 $ 70,816 $ 143,203 $ (138,984)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2055 Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .95%
Blue Chip Fund
(a),(b)
1,758,154 $ 72,524
Core Fixed Income Fund
(a)
3,072,741 26,825
Global Emerging Markets Fund
(a)
1,988,654 73,938
High Yield Fund
(a)
1,307,408 8,772
International Equity Fund
(a)
18,396,751 315,872
International Small Company Fund
(a)
1,223,633 16,091
LargeCap Growth Fund I
(a)
4,899,801 76,535
MidCap Fund
(a),(b)
595,890 25,403
Real Estate Securities Fund
(a)
805,784 22,820
SmallCap Fund
(a)
1,598,626 52,339
SmallCap S&P 600 Index Fund
(a)
218,154 5,659
Small-MidCap Dividend Income Fund
(a)
1,479,132 31,535
$ 728,313
Principal Funds, Inc. Institutional Class - 40 .06%
Equity Income Fund
(a)
2,017,885 85,518
LargeCap S&P 500 Index Fund
(a)
9,823,627 322,510
LargeCap Value Fund III
(a)
4,430,244 78,725
$ 486,753
TOTAL INVESTMENT COMPANIES $ 1,215,066
Total Investments $ 1,215,066
Other Assets and Liabilities -  (0.01)% (64)
TOTAL NET ASSETS - 100.00% $ 1,215,002
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 116,857 $ 14,205 $ 40,690 $ 72,524
Core Fixed Income Fund 27,704 663 1,509 26,825
Equity Income Fund 119,801 8,453 42,374 85,518
Global Emerging Markets Fund 62,667 10,592 3,335 73,938
High Yield Fund 8,992 286 493 8,772
International Equity Fund 298,095 18,272 16,391 315,872
International Small Company Fund 15,268 906 898 16,091
LargeCap Growth Fund I 125,087 11,715 43,272 76,535
LargeCap S&P 500 Index Fund 197,699 150,289 23,312 322,510
LargeCap Value Fund III 108,859 15,768 35,142 78,725
MidCap Fund 26,258 2,162 1,438 25,403
Real Estate Securities Fund 23,408 472 1,256 22,820
SmallCap Fund 50,573 3,313 2,822 52,339
SmallCap S&P 600 Index Fund 5,450 600 276 5,659
Small-MidCap Dividend Income Fund 29,135 1,430 1,649 31,535
$ 1,215,853 $ 239,126 $ 214,857 $ 1,215,066
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 10,339 $ 13,006 $ (28,187)
Core Fixed Income Fund 258 12 — (45)
Equity Income Fund 529 2,965 6,642 (3,327)
Global Emerging Markets Fund 1,091 31 529 3,983
High Yield Fund 154 (2) — (11)
International Equity Fund 11,627 435 — 15,461
International Small Company Fund 453 (1) — 816
LargeCap Growth Fund I 1,512 2,855 8,960 (19,850)
LargeCap S&P 500 Index Fund 3,249 (10) 6,436 (2,156)
LargeCap Value Fund III 2,291 2,287 12,251 (13,047)
MidCap Fund — (4) 1,444 (1,575)
Real Estate Securities Fund 150 1 — 195
SmallCap Fund 155 18 2,418 1,257
SmallCap S&P 600 Index Fund 176 (4) 378 (111)
Small-MidCap Dividend Income Fund 193 12 427 2,607
$ 21,838 $ 18,934 $ 52,491 $ (43,990)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .97%
Blue Chip Fund
(a),(b)
1,741,144 $ 71,822
Core Fixed Income Fund
(a)
3,047,410 26,604
Global Emerging Markets Fund
(a)
1,963,905 73,018
High Yield Fund
(a)
1,296,772 8,701
International Equity Fund
(a)
18,179,426 312,141
International Small Company Fund
(a)
1,209,425 15,904
LargeCap Growth Fund I
(a)
4,850,953 75,772
MidCap Fund
(a),(b)
589,231 25,119
Real Estate Securities Fund
(a)
803,530 22,756
SmallCap Fund
(a)
1,581,248 51,770
SmallCap S&P 600 Index Fund
(a)
213,821 5,547
Small-MidCap Dividend Income Fund
(a)
1,460,837 31,145
$ 720,299
Principal Funds, Inc. Institutional Class - 40 .03%
Equity Income Fund
(a)
1,997,385 84,649
LargeCap S&P 500 Index Fund
(a)
9,692,595 318,208
LargeCap Value Fund III
(a)
4,387,058 77,958
$ 480,815
TOTAL INVESTMENT COMPANIES $ 1,201,114
Total Investments $ 1,201,114
Other Assets and Liabilities -  0.00% (44)
TOTAL NET ASSETS - 100.00% $ 1,201,070
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 114,828 $ 14,651 $ 40,022 $ 71,822
Core Fixed Income Fund 27,244 848 1,455 26,604
Equity Income Fund 117,712 8,965 41,656 84,649
Global Emerging Markets Fund 61,543 10,776 3,261 73,018
High Yield Fund 8,842 345 473 8,701
International Equity Fund 292,813 19,600 15,967 312,141
International Small Company Fund 15,026 922 859 15,904
LargeCap Growth Fund I 122,900 12,180 42,541 75,772
LargeCap S&P 500 Index Fund 194,130 149,119 22,963 318,208
LargeCap Value Fund III 106,979 16,190 34,575 77,958
MidCap Fund 25,818 2,254 1,391 25,119
Real Estate Securities Fund 23,169 614 1,220 22,756
SmallCap Fund 49,706 3,559 2,751 51,770
SmallCap S&P 600 Index Fund 5,348 591 280 5,547
Small-MidCap Dividend Income Fund 28,632 1,518 1,593 31,145
$ 1,194,690 $ 242,132 $ 211,007 $ 1,201,114
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 9,915 $ 12,878 $ (27,550)
Core Fixed Income Fund 255 7 — (40)
Equity Income Fund 522 2,711 6,574 (3,083)
Global Emerging Markets Fund 1,074 30 521 3,930
High Yield Fund 153 (1) — (12)
International Equity Fund 11,459 231 — 15,464
International Small Company Fund 450 — — 815
LargeCap Growth Fund I 1,495 2,624 8,860 (19,391)
LargeCap S&P 500 Index Fund 3,202 (7) 6,342 (2,071)
LargeCap Value Fund III 2,266 2,026 12,117 (12,662)
MidCap Fund — (4) 1,432 (1,558)
Real Estate Securities Fund 149 (3) — 196
SmallCap Fund 153 8 2,392 1,248
SmallCap S&P 600 Index Fund 172 (4) 371 (108)
Small-MidCap Dividend Income Fund 191 8 422 2,580
$ 21,541 $ 17,541 $ 51,909 $ (42,242)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2065 Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .98%
Blue Chip Fund
(a),(b)
431,860 $ 17,814
Core Fixed Income Fund
(a)
755,932 6,599
Global Emerging Markets Fund
(a)
487,262 18,117
High Yield Fund
(a)
321,660 2,158
International Equity Fund
(a)
4,509,725 77,432
International Small Company Fund
(a)
300,165 3,947
LargeCap Growth Fund I
(a)
1,203,186 18,794
MidCap Fund
(a),(b)
146,146 6,230
Real Estate Securities Fund
(a)
199,304 5,644
SmallCap Fund
(a)
392,278 12,843
SmallCap S&P 600 Index Fund
(a)
53,034 1,376
Small-MidCap Dividend Income Fund
(a)
362,433 7,727
$ 178,681
Principal Funds, Inc. Institutional Class - 40 .03%
Equity Income Fund
(a)
495,458 20,998
LargeCap S&P 500 Index Fund
(a)
2,404,417 78,937
LargeCap Value Fund III
(a)
1,088,194 19,337
$ 119,272
TOTAL INVESTMENT COMPANIES $ 297,953
Total Investments $ 297,953
Other Assets and Liabilities -  (0.01)% (23)
TOTAL NET ASSETS - 100.00% $ 297,930
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 27,296 $ 4,297 $ 9,526 $ 17,814
Core Fixed Income Fund 6,502 468 363 6,599
Equity Income Fund 27,979 2,988 9,890 20,998
Global Emerging Markets Fund 14,576 3,242 683 18,117
High Yield Fund 2,110 169 118 2,158
International Equity Fund 69,442 7,461 3,305 77,432
International Small Company Fund 3,606 386 249 3,947
LargeCap Growth Fund I 29,196 3,754 10,089 18,794
LargeCap S&P 500 Index Fund 45,934 38,063 4,566 78,937
LargeCap Value Fund III 25,447 4,717 8,250 19,337
MidCap Fund 6,163 737 288 6,230
Real Estate Securities Fund 5,605 365 375 5,644
SmallCap Fund 11,833 1,330 633 12,843
SmallCap S&P 600 Index Fund 1,259 197 54 1,376
Small-MidCap Dividend Income Fund 6,812 609 332 7,727
$ 283,760 $ 68,783 $ 48,721 $ 297,953
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 1,019 $ 3,102 $ (5,272)
Core Fixed Income Fund 62 — — (8)
Equity Income Fund 127 448 1,582 (527)
Global Emerging Markets Fund 259 4 125 978
High Yield Fund 37 — — (3)
International Equity Fund 2,768 16 — 3,818
International Small Company Fund 112 — — 204
LargeCap Growth Fund I 363 (88) 2,148 (3,979)
LargeCap S&P 500 Index Fund 770 (1) 1,525 (493)
LargeCap Value Fund III 550 230 2,939 (2,807)
MidCap Fund — (1) 347 (381)
Real Estate Securities Fund 37 — — 49
SmallCap Fund 37 2 581 311
SmallCap S&P 600 Index Fund 41 — 88 (26)
Small-MidCap Dividend Income Fund 46 — 102 638
$ 5,209 $ 1,629 $ 12,539 $ (7,498)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2070 Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .96%
Blue Chip Fund
(a),(b)
147,805 $ 6,097
Core Fixed Income Fund
(a)
258,730 2,259
Global Emerging Markets Fund
(a)
166,291 6,183
High Yield Fund
(a)
110,111 739
International Equity Fund
(a)
1,542,308 26,481
International Small Company Fund
(a)
102,979 1,354
LargeCap Growth Fund I
(a)
411,767 6,432
MidCap Fund
(a),(b)
49,995 2,131
Real Estate Securities Fund
(a)
68,238 1,932
SmallCap Fund
(a)
134,276 4,396
SmallCap S&P 600 Index Fund
(a)
18,117 470
Small-MidCap Dividend Income Fund
(a)
124,052 2,645
$ 61,119
Principal Funds, Inc. Institutional Class - 40 .04%
Equity Income Fund
(a)
169,595 7,187
LargeCap S&P 500 Index Fund
(a)
822,739 27,011
LargeCap Value Fund III
(a)
372,491 6,619
$ 40,817
TOTAL INVESTMENT COMPANIES $ 101,936
Total Investments $ 101,936
Other Assets and Liabilities -  0.00% 4
TOTAL NET ASSETS - 100.00% $ 101,940
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 8,908 $ 1,873 $ 3,269 $ 6,097
Core Fixed Income Fund 2,151 304 193 2,259
Equity Income Fund 9,122 1,456 3,362 7,187
Global Emerging Markets Fund 4,693 1,387 223 6,183
High Yield Fund 697 104 61 739
International Equity Fund 22,469 3,858 1,122 26,481
International Small Company Fund 1,218 239 176 1,354
LargeCap Growth Fund I 9,505 1,695 3,421 6,432
LargeCap S&P 500 Index Fund 14,745 13,517 1,106 27,011
LargeCap Value Fund III 8,324 2,017 2,867 6,619
MidCap Fund 2,040 388 168 2,131
Real Estate Securities Fund 1,890 240 214 1,932
SmallCap Fund 3,882 695 289 4,396
SmallCap S&P 600 Index Fund 396 96 14 470
Small-MidCap Dividend Income Fund 2,233 342 145 2,645
$ 92,273 $ 28,211 $ 16,630 $ 101,936
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 76 $ 1,039 $ (1,491)
Core Fixed Income Fund 21 — — (3)
Equity Income Fund 42 104 528 (133)
Global Emerging Markets Fund 84 1 41 325
High Yield Fund 13 — — (1)
International Equity Fund 908 2 — 1,274
International Small Company Fund 39 3 — 70
LargeCap Growth Fund I 121 (29) 715 (1,318)
LargeCap S&P 500 Index Fund 251 — 496 (145)
LargeCap Value Fund III 183 56 980 (911)
MidCap Fund — — 118 (129)
Real Estate Securities Fund 13 — — 16
SmallCap Fund 12 1 194 107
SmallCap S&P 600 Index Fund 13 — 28 (8)
Small-MidCap Dividend Income Fund 16 — 34 215
$ 1,716 $ 214 $ 4,173 $ (2,132)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 24 .26%
Diversified Real Asset Fund
(a)
182,049 $ 2,357
Global Emerging Markets Fund
(a)
309,924 11,523
High Yield Fund
(a)
4,920,526 33,017
International Equity Fund
(a)
2,873,825 49,344
International Small Company Fund
(a)
191,592 2,519
MidCap S&P 400 Index Fund
(a)
393,298 8,833
Real Estate Securities Fund
(a)
304,297 8,618
SmallCap S&P 600 Index Fund
(a)
347,230 9,007
$ 125,218
Principal Funds, Inc. Institutional Class - 75 .75%
Bond Market Index Fund
(a)
20,621,554 176,314
Inflation Protection Fund
(a)
3,787,400 29,201
LargeCap S&P 500 Index Fund
(a)
3,043,768 99,927
Short-Term Income Fund
(a)
7,025,374 85,499
$ 390,941
TOTAL INVESTMENT COMPANIES $ 516,159
Total Investments $ 516,159
Other Assets and Liabilities -  (0.01)% (66)
TOTAL NET ASSETS - 100.00% $ 516,093
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 163,868 $ 19,634 $ 1,396 $ 176,314
Diversified Real Asset Fund 2,015 206 20 2,357
Global Emerging Markets Fund 8,692 2,287 66 11,523
High Yield Fund 30,350 2,969 259 33,017
Inflation Protection Fund 27,125 3,553 245 29,201
International Equity Fund 41,461 5,853 331 49,344
International Small Company Fund 2,191 331 132 2,519
LargeCap S&P 500 Index Fund 94,157 9,955 3,065 99,927
MidCap S&P 400 Index Fund 7,885 1,439 297 8,833
Real Estate Securities Fund 7,885 730 72 8,618
Short-Term Income Fund 78,928 7,111 676 85,499
SmallCap S&P 600 Index Fund 7,690 1,550 67 9,007
$ 472,247 $ 55,618 $ 6,626 $ 516,159
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 6,615 $ — $ — $ (5,792)
Diversified Real Asset Fund 31 — — 156
Global Emerging Markets Fund 158 — 76 610
High Yield Fund 546 — — (43)
Inflation Protection Fund 1,279 — — (1,232)
International Equity Fund 1,689 1 — 2,360
International Small Company Fund 70 — — 129
LargeCap S&P 500 Index Fund 950 — 1,882 (1,120)
MidCap S&P 400 Index Fund 176 — 535 (194)
Real Estate Securities Fund 53 — — 75
Short-Term Income Fund 795 — — 136
SmallCap S&P 600 Index Fund 260 — 559 (166)
$ 12,622 $ 1 $ 3,052 $ (5,081)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 26 .30%
Diversified Real Asset Fund
(a)
206,976 $ 2,680
Global Emerging Markets Fund
(a)
432,899 16,095
High Yield Fund
(a)
5,322,982 35,717
International Equity Fund
(a)
4,007,199 68,804
International Small Company Fund
(a)
266,451 3,504
MidCap S&P 400 Index Fund
(a)
547,949 12,307
Real Estate Securities Fund
(a)
342,744 9,707
SmallCap S&P 600 Index Fund
(a)
484,052 12,556
$ 161,370
Principal Funds, Inc. Institutional Class - 73 .71%
Bond Market Index Fund
(a)
23,164,061 198,053
Inflation Protection Fund
(a)
4,067,245 31,358
LargeCap S&P 500 Index Fund
(a)
4,241,152 139,237
Short-Term Income Fund
(a)
6,876,971 83,693
$ 452,341
TOTAL INVESTMENT COMPANIES $ 613,711
Total Investments $ 613,711
Other Assets and Liabilities -  (0.01)% (51)
TOTAL NET ASSETS - 100.00% $ 613,660
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 199,302 $ 9,790 $ 4,333 $ 198,053
Diversified Real Asset Fund 2,491 65 59 2,680
Global Emerging Markets Fund 13,164 2,329 264 16,095
High Yield Fund 35,552 994 776 35,717
Inflation Protection Fund 31,668 1,770 714 31,358
International Equity Fund 62,561 4,164 1,325 68,804
International Small Company Fund 3,184 240 93 3,504
LargeCap S&P 500 Index Fund 141,671 5,503 6,250 139,237
MidCap S&P 400 Index Fund 11,725 1,147 291 12,307
Real Estate Securities Fund 9,669 176 224 9,707
Short-Term Income Fund 83,680 1,705 1,829 83,693
SmallCap S&P 600 Index Fund 11,549 1,508 268 12,556
$ 606,216 $ 29,391 $ 16,426 $ 613,711
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 7,670 $ (1) $ — $ (6,705)
Diversified Real Asset Fund 36 1 — 182
Global Emerging Markets Fund 229 2 111 864
High Yield Fund 614 — — (53)
Inflation Protection Fund 1,412 (1) — (1,365)
International Equity Fund 2,440 55 — 3,349
International Small Company Fund 94 — — 173
LargeCap S&P 500 Index Fund 1,367 251 2,709 (1,938)
MidCap S&P 400 Index Fund 248 4 752 (278)
Real Estate Securities Fund 62 — — 86
Short-Term Income Fund 808 — — 137
SmallCap S&P 600 Index Fund 373 — 802 (233)
$ 15,353 $ 311 $ 4,374 $ (5,781)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 28 .61%
Diversified Real Asset Fund
(a)
396,242 $ 5,131
Global Emerging Markets Fund
(a)
954,206 35,477
High Yield Fund
(a)
8,853,268 59,406
International Equity Fund
(a)
8,837,281 151,736
International Small Company Fund
(a)
587,908 7,731
MidCap S&P 400 Index Fund
(a)
1,208,611 27,145
Real Estate Securities Fund
(a)
650,584 18,425
SmallCap S&P 600 Index Fund
(a)
1,067,564 27,693
$ 332,744
Principal Funds, Inc. Institutional Class - 71 .40%
Bond Market Index Fund
(a)
42,100,903 359,962
Inflation Protection Fund
(a)
6,774,803 52,234
LargeCap S&P 500 Index Fund
(a)
9,355,054 307,126
Short-Term Income Fund
(a)
9,111,400 110,886
$ 830,208
TOTAL INVESTMENT COMPANIES $ 1,162,952
Total Investments $ 1,162,952
Other Assets and Liabilities -  (0.01)% (118)
TOTAL NET ASSETS - 100.00% $ 1,162,834
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 356,835 $ 21,880 $ 6,682 $ 359,962
Diversified Real Asset Fund 4,698 184 97 5,131
Global Emerging Markets Fund 28,495 5,554 471 35,477
High Yield Fund 58,251 2,336 1,094 59,406
Inflation Protection Fund 51,961 3,549 1,028 52,234
International Equity Fund 135,720 10,974 2,396 151,736
International Small Company Fund 7,048 497 199 7,731
LargeCap S&P 500 Index Fund 307,790 15,646 12,633 307,126
MidCap S&P 400 Index Fund 25,649 2,858 756 27,145
Real Estate Securities Fund 18,079 554 372 18,425
Short-Term Income Fund 109,215 3,547 2,057 110,886
SmallCap S&P 600 Index Fund 25,148 3,555 494 27,693
$ 1,128,889 $ 71,134 $ 28,279 $ 1,162,952
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 13,804 $ — $ — $ (12,071)
Diversified Real Asset Fund 68 — — 346
Global Emerging Markets Fund 498 3 242 1,896
High Yield Fund 1,010 — — (87)
Inflation Protection Fund 2,328 — — (2,248)
International Equity Fund 5,319 46 — 7,392
International Small Company Fund 210 — — 385
LargeCap S&P 500 Index Fund 2,985 149 5,912 (3,826)
MidCap S&P 400 Index Fund 545 2 1,653 (608)
Real Estate Securities Fund 116 — — 164
Short-Term Income Fund 1,060 — — 181
SmallCap S&P 600 Index Fund 816 — 1,755 (516)
$ 28,759 $ 200 $ 9,562 $ (8,992)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 32 .03%
Diversified Real Asset Fund
(a)
572,482 $ 7,414
Global Emerging Markets Fund
(a)
1,458,319 54,220
High Yield Fund
(a)
10,150,017 68,107
International Equity Fund
(a)
13,513,285 232,023
International Small Company Fund
(a)
899,899 11,834
MidCap S&P 400 Index Fund
(a)
1,848,626 41,520
Real Estate Securities Fund
(a)
870,730 24,659
SmallCap S&P 600 Index Fund
(a)
1,632,675 42,351
$ 482,128
Principal Funds, Inc. Institutional Class - 67 .98%
Bond Market Index Fund
(a)
49,099,620 419,802
Inflation Protection Fund
(a)
7,316,405 56,409
LargeCap S&P 500 Index Fund
(a)
14,308,000 469,732
Short-Term Income Fund
(a)
6,358,830 77,387
$ 1,023,330
TOTAL INVESTMENT COMPANIES $ 1,505,458
Total Investments $ 1,505,458
Other Assets and Liabilities -  (0.01)% (188)
TOTAL NET ASSETS - 100.00% $ 1,505,270
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 397,206 $ 37,737 $ 1,320 $ 419,802
Diversified Real Asset Fund 6,475 468 21 7,414
Global Emerging Markets Fund 41,613 9,856 128 54,220
High Yield Fund 63,741 4,670 212 68,107
Inflation Protection Fund 53,425 5,553 182 56,409
International Equity Fund 198,358 23,145 642 232,023
International Small Company Fund 10,361 1,127 251 11,834
LargeCap S&P 500 Index Fund 450,007 37,309 12,193 469,732
MidCap S&P 400 Index Fund 37,573 5,704 839 41,520
Real Estate Securities Fund 23,025 1,498 81 24,659
Short-Term Income Fund 72,744 4,762 243 77,387
SmallCap S&P 600 Index Fund 36,818 6,447 131 42,351
$ 1,391,346 $ 138,276 $ 16,243 $ 1,505,458
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 15,788 $ — $ — $ (13,821)
Diversified Real Asset Fund 97 — — 492
Global Emerging Markets Fund 745 1 360 2,878
High Yield Fund 1,133 — — (92)
Inflation Protection Fund 2,477 — — (2,387)
International Equity Fund 7,975 2 — 11,160
International Small Company Fund 324 1 — 596
LargeCap S&P 500 Index Fund 4,475 (6) 8,859 (5,385)
MidCap S&P 400 Index Fund 825 — 2,502 (918)
Real Estate Securities Fund 154 — — 217
Short-Term Income Fund 724 — — 124
SmallCap S&P 600 Index Fund 1,228 — 2,641 (783)
$ 35,945 $ (2) $ 14,362 $ (7,919)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 35 .46%
Global Emerging Markets Fund
(a)
1,170,408 $ 43,516
High Yield Fund
(a)
6,579,100 44,146
International Equity Fund
(a)
10,844,475 186,200
International Small Company Fund
(a)
722,333 9,499
MidCap S&P 400 Index Fund
(a)
1,483,532 33,320
Real Estate Securities Fund
(a)
745,533 21,113
SmallCap S&P 600 Index Fund
(a)
1,310,257 33,988
$ 371,782
Principal Funds, Inc. Institutional Class - 64 .55%
Bond Market Index Fund
(a)
35,051,051 299,686
LargeCap S&P 500 Index Fund
(a)
11,481,840 376,949
$ 676,635
TOTAL INVESTMENT COMPANIES $ 1,048,417
Total Investments $ 1,048,417
Other Assets and Liabilities -  (0.01)% (100)
TOTAL NET ASSETS - 100.00% $ 1,048,317
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 280,906 $ 30,634 $ 1,971 $ 299,686
Global Emerging Markets Fund 33,116 8,293 201 43,516
High Yield Fund 40,940 3,550 285 44,146
International Equity Fund 157,856 20,440 1,022 186,200
International Small Company Fund 8,257 1,096 336 9,499
LargeCap S&P 500 Index Fund 358,105 34,127 10,957 376,949
MidCap S&P 400 Index Fund 29,901 5,049 890 33,320
Real Estate Securities Fund 19,517 1,558 148 21,113
SmallCap S&P 600 Index Fund 29,290 5,549 217 33,988
$ 957,888 $ 110,296 $ 16,027 $ 1,048,417
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 11,285 $ — $ — $ (9,883)
Global Emerging Markets Fund 597 — 289 2,308
High Yield Fund 733 — — (59)
International Equity Fund 6,394 3 — 8,923
International Small Company Fund 262 — — 482
LargeCap S&P 500 Index Fund 3,596 (21) 7,123 (4,305)
MidCap S&P 400 Index Fund 664 2 2,017 (742)
Real Estate Securities Fund 131 — — 186
SmallCap S&P 600 Index Fund 988 — 2,125 (634)
$ 24,650 $ (16) $ 11,554 $ (3,724)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39 .40%
Global Emerging Markets Fund
(a)
1,720,100 $ 63,953
High Yield Fund
(a)
6,231,352 41,812
International Equity Fund
(a)
15,942,663 273,736
International Small Company Fund
(a)
1,062,241 13,969
MidCap S&P 400 Index Fund
(a)
2,181,308 48,992
Real Estate Securities Fund
(a)
919,929 26,052
SmallCap S&P 600 Index Fund
(a)
1,926,279 49,968
$ 518,482
Principal Funds, Inc. Institutional Class - 60 .61%
Bond Market Index Fund
(a)
28,463,942 243,367
LargeCap S&P 500 Index Fund
(a)
16,881,788 554,229
$ 797,596
TOTAL INVESTMENT COMPANIES $ 1,316,078
Total Investments $ 1,316,078
Other Assets and Liabilities -  (0.01)% (146)
TOTAL NET ASSETS - 100.00% $ 1,315,932
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 226,858 $ 24,850 $ 352 $ 243,367
Global Emerging Markets Fund 48,476 12,182 87 63,953
High Yield Fund 38,563 3,365 61 41,812
International Equity Fund 231,051 29,970 391 273,736
International Small Company Fund 12,046 1,653 440 13,969
LargeCap S&P 500 Index Fund 523,988 49,986 13,446 554,229
MidCap S&P 400 Index Fund 43,712 7,474 1,111 48,992
Real Estate Securities Fund 23,929 1,936 39 26,052
SmallCap S&P 600 Index Fund 42,833 8,131 72 49,968
$ 1,191,456 $ 139,547 $ 15,999 $ 1,316,078
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 9,121 $ — $ — $ (7,989)
Global Emerging Markets Fund 875 — 423 3,382
High Yield Fund 693 — — (55)
International Equity Fund 9,372 1 — 13,105
International Small Company Fund 386 — — 710
LargeCap S&P 500 Index Fund 5,261 2 10,425 (6,301)
MidCap S&P 400 Index Fund 974 (1) 2,957 (1,082)
Real Estate Securities Fund 161 — — 226
SmallCap S&P 600 Index Fund 1,446 — 3,110 (924)
$ 28,289 $ 2 $ 16,915 $ 1,072
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 42 .50%
Global Emerging Markets Fund
(a)
1,021,395 $ 37,976
High Yield Fund
(a)
2,336,606 15,679
International Equity Fund
(a)
9,464,185 162,500
International Small Company Fund
(a)
629,897 8,283
MidCap S&P 400 Index Fund
(a)
1,294,578 29,076
Real Estate Securities Fund
(a)
469,919 13,308
SmallCap S&P 600 Index Fund
(a)
1,143,371 29,659
$ 296,481
Principal Funds, Inc. Institutional Class - 57 .51%
Bond Market Index Fund
(a)
8,450,526 72,252
LargeCap S&P 500 Index Fund
(a)
10,020,557 328,975
$ 401,227
TOTAL INVESTMENT COMPANIES $ 697,708
Total Investments $ 697,708
Other Assets and Liabilities -  (0.01)% (60)
TOTAL NET ASSETS - 100.00% $ 697,648
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 68,763 $ 6,281 $ 411 $ 72,252
Global Emerging Markets Fund 29,403 6,694 145 37,976
High Yield Fund 14,762 1,027 88 15,679
International Equity Fund 139,977 15,439 753 162,500
International Small Company Fund 7,214 750 92 8,283
LargeCap S&P 500 Index Fund 317,091 24,976 9,273 328,975
MidCap S&P 400 Index Fund 26,361 3,869 516 29,076
Real Estate Securities Fund 12,504 770 82 13,308
SmallCap S&P 600 Index Fund 25,894 4,470 161 29,659
$ 641,969 $ 64,276 $ 11,521 $ 697,708
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 2,721 $ — $ — $ (2,381)
Global Emerging Markets Fund 525 — 254 2,024
High Yield Fund 262 — — (22)
International Equity Fund 5,613 (1) — 7,838
International Small Company Fund 225 — — 411
LargeCap S&P 500 Index Fund 3,138 (5) 6,215 (3,814)
MidCap S&P 400 Index Fund 575 — 1,746 (638)
Real Estate Securities Fund 83 — — 116
SmallCap S&P 600 Index Fund 859 — 1,848 (544)
$ 14,001 $ (6) $ 10,063 $ 2,990
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44 .73%
Global Emerging Markets Fund
(a)
1,042,593 $ 38,764
High Yield Fund
(a)
1,118,140 7,503
International Equity Fund
(a)
9,658,975 165,845
International Small Company Fund
(a)
642,727 8,452
MidCap S&P 400 Index Fund
(a)
1,321,125 29,672
Real Estate Securities Fund
(a)
434,996 12,319
SmallCap S&P 600 Index Fund
(a)
1,166,868 30,268
$ 292,823
Principal Funds, Inc. Institutional Class - 55 .28%
Bond Market Index Fund
(a)
3,053,302 26,106
LargeCap S&P 500 Index Fund
(a)
10,226,110 335,723
$ 361,829
TOTAL INVESTMENT COMPANIES $ 654,652
Total Investments $ 654,652
Other Assets and Liabilities -  (0.01)% (68)
TOTAL NET ASSETS - 100.00% $ 654,584
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 25,080 $ 2,026 $ 133 $ 26,106
Global Emerging Markets Fund 30,358 6,460 124 38,764
High Yield Fund 7,131 420 38 7,503
International Equity Fund 144,487 13,953 640 165,845
International Small Company Fund 7,428 662 58 8,452
LargeCap S&P 500 Index Fund 327,212 21,627 9,180 335,723
MidCap S&P 400 Index Fund 27,176 3,591 433 29,672
Real Estate Securities Fund 11,711 563 62 12,319
SmallCap S&P 600 Index Fund 26,711 4,259 137 30,268
$ 607,294 $ 53,561 $ 10,805 $ 654,652
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 991 $ — $ — $ (867)
Global Emerging Markets Fund 539 1 261 2,069
High Yield Fund 126 — — (10)
International Equity Fund 5,759 1 — 8,044
International Small Company Fund 229 — — 420
LargeCap S&P 500 Index Fund 3,229 (5) 6,399 (3,931)
MidCap S&P 400 Index Fund 591 — 1,794 (662)
Real Estate Securities Fund 77 — — 107
SmallCap S&P 600 Index Fund 884 — 1,902 (565)
$ 12,425 $ (3) $ 10,356 $ 4,605
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 45 .30%
Global Emerging Markets Fund
(a)
696,284 $ 25,888
High Yield Fund
(a)
460,796 3,092
International Equity Fund
(a)
6,454,740 110,828
International Small Company Fund
(a)
429,724 5,651
MidCap S&P 400 Index Fund
(a)
883,074 19,834
Real Estate Securities Fund
(a)
285,404 8,082
SmallCap S&P 600 Index Fund
(a)
779,856 20,229
$ 193,604
Principal Funds, Inc. Institutional Class - 54 .71%
Bond Market Index Fund
(a)
1,103,910 9,438
LargeCap S&P 500 Index Fund
(a)
6,835,470 224,409
$ 233,847
TOTAL INVESTMENT COMPANIES $ 427,451
Total Investments $ 427,451
Other Assets and Liabilities -  (0.01)% (59)
TOTAL NET ASSETS - 100.00% $ 427,392
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 8,882 $ 943 $ 78 $ 9,438
Global Emerging Markets Fund 19,939 4,707 126 25,888
High Yield Fund 2,879 242 25 3,092
International Equity Fund 94,971 11,184 644 110,828
International Small Company Fund 4,914 556 99 5,651
LargeCap S&P 500 Index Fund 215,145 18,393 6,537 224,409
MidCap S&P 400 Index Fund 17,909 2,774 407 19,834
Real Estate Securities Fund 7,552 520 59 8,082
SmallCap S&P 600 Index Fund 17,582 3,161 137 20,229
$ 389,773 $ 42,480 $ 8,112 $ 427,451
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 354 $ — $ — $ (309)
Global Emerging Markets Fund 356 — 172 1,368
High Yield Fund 51 — — (4)
International Equity Fund 3,803 — — 5,317
International Small Company Fund 153 — — 280
LargeCap S&P 500 Index Fund 2,133 (4) 4,226 (2,588)
MidCap S&P 400 Index Fund 392 — 1,189 (442)
Real Estate Securities Fund 50 — — 69
SmallCap S&P 600 Index Fund 585 — 1,258 (377)
$ 7,877 $ (4) $ 6,845 $ 3,314
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 45 .32%
Global Emerging Markets Fund
(a)
395,231 $ 14,695
High Yield Fund
(a)
263,500 1,768
International Equity Fund
(a)
3,663,036 62,894
International Small Company Fund
(a)
243,985 3,208
MidCap S&P 400 Index Fund
(a)
501,148 11,256
Real Estate Securities Fund
(a)
165,228 4,679
SmallCap S&P 600 Index Fund
(a)
442,592 11,481
$ 109,981
Principal Funds, Inc. Institutional Class - 54 .69%
Bond Market Index Fund
(a)
631,238 5,397
LargeCap S&P 500 Index Fund
(a)
3,878,717 127,339
$ 132,736
TOTAL INVESTMENT COMPANIES $ 242,717
Total Investments $ 242,717
Other Assets and Liabilities -  (0.01)% (36)
TOTAL NET ASSETS - 100.00% $ 242,681
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 5,043 $ 563 $ 31 $ 5,397
Global Emerging Markets Fund 11,268 2,697 49 14,695
High Yield Fund 1,634 146 9 1,768
International Equity Fund 53,717 6,413 258 62,894
International Small Company Fund 2,797 346 97 3,208
LargeCap S&P 500 Index Fund 121,743 10,528 3,458 127,339
MidCap S&P 400 Index Fund 10,157 1,623 273 11,256
Real Estate Securities Fund 4,351 312 24 4,679
SmallCap S&P 600 Index Fund 9,959 1,791 54 11,481
$ 220,669 $ 24,419 $ 4,253 $ 242,717
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 204 $ — $ — $ (178)
Global Emerging Markets Fund 202 — 98 779
High Yield Fund 29 — — (3)
International Equity Fund 2,166 1 — 3,021
International Small Company Fund 89 — — 162
LargeCap S&P 500 Index Fund 1,217 1 2,409 (1,475)
MidCap S&P 400 Index Fund 225 — 682 (251)
Real Estate Securities Fund 29 — — 40
SmallCap S&P 600 Index Fund 334 — 719 (215)
$ 4,495 $ 2 $ 3,908 $ 1,880
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 45 .32%
Global Emerging Markets Fund
(a)
148,833 $ 5,534
High Yield Fund
(a)
99,238 666
International Equity Fund
(a)
1,379,573 23,687
International Small Company Fund
(a)
91,953 1,209
MidCap S&P 400 Index Fund
(a)
188,765 4,240
Real Estate Securities Fund
(a)
62,234 1,762
SmallCap S&P 600 Index Fund
(a)
166,703 4,324
$ 41,422
Principal Funds, Inc. Institutional Class - 54 .70%
Bond Market Index Fund
(a)
237,741 2,033
LargeCap S&P 500 Index Fund
(a)
1,460,865 47,960
$ 49,993
TOTAL INVESTMENT COMPANIES $ 91,415
Total Investments $ 91,415
Other Assets and Liabilities -  (0.02)% (15)
TOTAL NET ASSETS - 100.00% $ 91,400
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 1,882 $ 280 $ 63 $ 2,033
Global Emerging Markets Fund 4,166 1,149 70 5,534
High Yield Fund 610 77 21 666
International Equity Fund 19,893 3,045 375 23,687
International Small Company Fund 1,053 179 84 1,209
LargeCap S&P 500 Index Fund 45,144 5,307 1,934 47,960
MidCap S&P 400 Index Fund 3,786 746 199 4,240
Real Estate Securities Fund 1,627 172 52 1,762
SmallCap S&P 600 Index Fund 3,701 785 83 4,324
$ 81,862 $ 11,740 $ 2,881 $ 91,415
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 76 $ — $ — $ (66)
Global Emerging Markets Fund 75 — 36 289
High Yield Fund 11 — — —
International Equity Fund 805 — — 1,124
International Small Company Fund 34 — — 61
LargeCap S&P 500 Index Fund 452 — 894 (557)
MidCap S&P 400 Index Fund 84 — 255 (93)
Real Estate Securities Fund 11 — — 15
SmallCap S&P 600 Index Fund 124 — 267 (79)
$ 1,672 $ — $ 1,452 $ 694
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2070 Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .86 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 45 .22%
Global Emerging Markets Fund
(a)
23,875 $ 888
High Yield Fund
(a)
15,997 107
International Equity Fund
(a)
221,989 3,812
International Small Company Fund
(a)
14,869 195
MidCap S&P 400 Index Fund
(a)
30,439 684
Real Estate Securities Fund
(a)
10,033 284
SmallCap S&P 600 Index Fund
(a)
26,852 696
$ 6,666
Principal Funds, Inc. Institutional Class - 54 .64%
Bond Market Index Fund
(a)
38,313 328
LargeCap S&P 500 Index Fund
(a)
235,407 7,728
$ 8,056
TOTAL INVESTMENT COMPANIES $ 14,722
Total Investments $ 14,722
Other Assets and Liabilities -  0.14% 21
TOTAL NET ASSETS - 100.00% $ 14,743
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 290 $ 68 $ 20 $ 328
Global Emerging Markets Fund 618 241 16 888
High Yield Fund 94 20 7 107
International Equity Fund 2,972 752 83 3,812
International Small Company Fund 168 43 25 195
LargeCap S&P 500 Index Fund 6,786 1,377 354 7,728
MidCap S&P 400 Index Fund 582 166 50 684
Real Estate Securities Fund 253 48 20 284
SmallCap S&P 600 Index Fund 562 166 20 696
$ 12,325 $ 2,881 $ 595 $ 14,722
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 11 $ — $ — $ (10)
Global Emerging Markets Fund 11 — 5 45
High Yield Fund 2 — — —
International Equity Fund 122 — — 171
International Small Company Fund 5 — — 9
LargeCap S&P 500 Index Fund 68 — 134 (81)
MidCap S&P 400 Index Fund 13 — 39 (14)
Real Estate Securities Fund 2 — — 3
SmallCap S&P 600 Index Fund 19 — 41 (12)
$ 253 $ — $ 219 $ 111
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 24 .28%
Diversified Real Asset Fund
(a)
70,993 $ 919
Global Emerging Markets Fund
(a)
118,169 4,394
High Yield Fund
(a)
1,864,191 12,509
International Equity Fund
(a)
1,094,595 18,794
International Small Company Fund
(a)
72,832 958
MidCap S&P 400 Index Fund
(a)
149,702 3,362
Real Estate Securities Fund
(a)
112,121 3,175
SmallCap S&P 600 Index Fund
(a)
132,228 3,430
$ 47,541
Principal Funds, Inc. Institutional Class - 75 .73%
Bond Market Index Fund
(a)
7,814,305 66,812
Inflation Protection Fund
(a)
1,427,320 11,005
LargeCap S&P 500 Index Fund
(a)
1,158,798 38,043
Short-Term Income Fund
(a)
2,660,894 32,383
$ 148,243
TOTAL INVESTMENT COMPANIES $ 195,784
Total Investments $ 195,784
Other Assets and Liabilities -  (0.01)% (19)
TOTAL NET ASSETS - 100.00% $ 195,765
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 65,183 $ 5,564 $ 1,700 $ 66,812
Diversified Real Asset Fund 828 53 24 919
Global Emerging Markets Fund 3,478 762 81 4,394
High Yield Fund 12,071 771 316 12,509
Inflation Protection Fund 10,765 1,004 290 11,005
International Equity Fund 16,555 1,736 411 18,794
International Small Company Fund 857 85 31 958
LargeCap S&P 500 Index Fund 37,537 2,775 1,827 38,043
MidCap S&P 400 Index Fund 3,123 432 118 3,362
Real Estate Securities Fund 3,064 169 86 3,175
Short-Term Income Fund 31,389 1,765 824 32,383
SmallCap S&P 600 Index Fund 3,062 514 81 3,430
$ 187,912 $ 15,630 $ 5,789 $ 195,784
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 2,555 $ — $ — $ (2,235)
Diversified Real Asset Fund 12 — — 62
Global Emerging Markets Fund 62 — 30 235
High Yield Fund 211 — — (17)
Inflation Protection Fund 491 — — (474)
International Equity Fund 659 5 — 909
International Small Company Fund 26 — — 47
LargeCap S&P 500 Index Fund 369 16 731 (458)
MidCap S&P 400 Index Fund 67 1 204 (76)
Real Estate Securities Fund 20 — — 28
Short-Term Income Fund 307 — — 53
SmallCap S&P 600 Index Fund 101 — 217 (65)
$ 4,880 $ 22 $ 1,182 $ (1,991)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63 .04%
Blue Chip Fund
(a),(b)
381,325 $ 15,730
Core Fixed Income Fund
(a)
28,135,133 245,620
Diversified Real Asset Fund
(a)
235,084 3,044
Global Emerging Markets Fund
(a)
432,607 16,084
High Yield Fund
(a)
6,836,551 45,873
International Equity Fund
(a)
4,002,890 68,730
International Small Company Fund
(a)
266,104 3,499
LargeCap Growth Fund I
(a)
1,063,250 16,608
MidCap Fund
(a),(b)
129,455 5,519
Real Estate Securities Fund
(a)
406,636 11,516
SmallCap Fund
(a)
347,166 11,366
SmallCap S&P 600 Index Fund
(a)
48,301 1,253
Small-MidCap Dividend Income Fund
(a)
322,241 6,870
$ 451,712
Principal Funds, Inc. Institutional Class - 36 .97%
Equity Income Fund
(a)
437,994 18,562
Inflation Protection Fund
(a)
5,213,609 40,197
LargeCap S&P 500 Index Fund
(a)
2,143,729 70,379
LargeCap Value Fund III
(a)
961,065 17,078
Short-Term Income Fund
(a)
9,756,096 118,732
$ 264,948
TOTAL INVESTMENT COMPANIES $ 716,660
Total Investments $ 716,660
Other Assets and Liabilities -  (0.01)% (76)
TOTAL NET ASSETS - 100.00% $ 716,584
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 25,158 $ 2,949 $ 8,580 $ 15,730
Core Fixed Income Fund 251,672 4,876 10,639 245,620
Diversified Real Asset Fund 2,897 73 135 3,044
Equity Income Fund 26,102 1,731 9,217 18,562
Global Emerging Markets Fund 13,528 2,219 539 16,084
High Yield Fund 46,653 1,270 1,981 45,873
Inflation Protection Fund 41,519 2,257 1,809 40,197
International Equity Fund 64,278 3,670 2,669 68,730
International Small Company Fund 3,262 249 184 3,499
LargeCap Growth Fund I 26,948 2,427 9,137 16,608
LargeCap S&P 500 Index Fund 42,404 32,277 3,860 70,379
LargeCap Value Fund III 23,428 3,292 7,357 17,078
MidCap Fund 5,637 482 265 5,519
Real Estate Securities Fund 11,740 198 525 11,516
Short-Term Income Fund 121,298 2,389 5,152 118,732
SmallCap Fund 10,888 680 482 11,366
SmallCap S&P 600 Index Fund 1,181 132 36 1,253
Small-MidCap Dividend Income Fund 6,264 338 296 6,870
$ 724,857 $ 61,509 $ 62,863 $ 716,660
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 5,293 $ 2,762 $ (9,090)
Core Fixed Income Fund 2,331 (435) — 146
Diversified Real Asset Fund 41 (6) — 215
Equity Income Fund 112 4,726 1,412 (4,780)
Global Emerging Markets Fund 234 6 114 870
High Yield Fund 796 (2) — (67)
Inflation Protection Fund 1,828 (3) — (1,767)
International Equity Fund 2,485 170 — 3,281
International Small Company Fund 95 (3) — 175
LargeCap Growth Fund I 322 (1,081) 1,908 (2,549)
LargeCap S&P 500 Index Fund 696 3 1,378 (445)
LargeCap Value Fund III 488 930 2,608 (3,215)
MidCap Fund — 4 305 (339)
Real Estate Securities Fund 74 (26) — 129
Short-Term Income Fund 1,158 (3) — 200
SmallCap Fund 33 4 515 276
SmallCap S&P 600 Index Fund 38 — 82 (24)
Small-MidCap Dividend Income Fund 41 2 90 562
$ 10,772 $ 9,579 $ 11,174 $ (16,422)
Amounts in thousands.

Schedule of Investments
Real Estate Securities Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .03 % Shares Held Value (000's)
Money Market Funds - 0 .03%
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(b)
2,109,269 $ 2,109
TOTAL INVESTMENT COMPANIES $ 2,109
COMMON STOCKS - 99 .91 % Shares Held Value (000's)
Lodging - 2 .01%
Hilton Worldwide Holdings Inc 214,856 $ 64,137
Hyatt Hotels Corp 381,520 59,658
$ 123,795
Real Estate - 0 .61%
Jones Lang LaSalle Inc
(c)
105,000 37,581
REITs - 97 .29%
Agree Realty Corp 1,277,028 92,240
American Healthcare REIT Inc 2,002,375 93,931
American Homes 4 Rent 4,653,804 145,757
American Tower Corp 3,024,617 542,253
AvalonBay Communities Inc 1,615,547 287,034
Cousins Properties Inc 3,829,561 96,658
Crown Castle Inc 1,814,058 157,478
Digital Realty Trust Inc 1,267,140 210,282
EastGroup Properties Inc 719,707 130,728
Equinix Inc 655,496 538,116
Equity LifeStyle Properties Inc 1,424,368 89,977
Essex Property Trust Inc 549,598 138,427
Extra Space Storage Inc 2,206,247 304,396
Gaming and Leisure Properties Inc 2,544,982 113,888
Healthpeak Properties Inc 6,946,915 119,765
Hudson Pacific Properties Inc
(c)
1,202,250 10,363
InvenTrust Properties Corp 2,877,491 84,570
Invitation Homes Inc 5,983,086 159,928
Iron Mountain Inc 1,642,454 151,319
Kilroy Realty Corp 1,950,039 67,237
National Health Investors Inc 841,545 69,108
NETSTREIT Corp
(a)
4,451,754 83,871
Prologis Inc 3,130,310 408,693
Regency Centers Corp 3,370,806 245,631
Rexford Industrial Realty Inc 3,745,897 151,821
Ryman Hospitality Properties Inc 650,042 61,559
Sabra Health Care REIT Inc 7,986,891 149,595
Saul Centers Inc 265,065 8,411
Simon Property Group Inc 903,835 172,913
Smartstop Self Storage REIT Inc 1,018,017 32,007
Ventas Inc 5,353,550 415,810
Vornado Realty Trust 2,096,382 66,833
Welltower Inc 3,017,941 568,459
Weyerhaeuser Co 1,706,517 43,994
$ 6,013,052
TOTAL COMMON STOCKS $ 6,174,428
Total Investments $ 6,176,537
Other Assets and Liabilities -  0.06% 3,986
TOTAL NET ASSETS - 100.00% $ 6,180,523
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
NETSTREIT Corp $ 82,892 $ — $ — $ 83,871
Principal Government Money Market Fund - Class R-6 3.59% 77,998 154,919 230,808 2,109
$ 160,890 $ 154,919 $ 230,808 $ 85,980
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
NETSTREIT Corp $ 957 $ — $ — $ 979
Principal Government Money Market Fund - Class R-6 3.59% 339 — — —
$ 1,296 $ — $ — $ 979
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Money Market Funds - 2 .01%
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(b)
96,791,936 $ 96,792
Principal Exchange-Traded Funds - 20 .76%
Principal International Equity ETF
(a)
8,465,387 292,480
Principal U.S. Mega-Cap ETF
(a)
7,570,257 512,721
Principal U.S. Small-Cap ETF
(a)
2,962,700 177,910
Principal Value ETF
(a)
362,000 19,033
$ 1,002,144
Principal Funds, Inc. Class R-6 - 37 .12%
Blue Chip Fund
(a),(c)
1,913,155 78,918
Core Fixed Income Fund
(a)
65,357,730 570,573
Diversified Real Asset Fund
(a)
5,524,425 71,541
Global Emerging Markets Fund
(a)
6,997,145 260,154
Global Macro Fund
(a)
4,825,999 49,708
High Yield Fund
(a)
26,653,264 178,843
International Equity Index Fund
(a)
19,957,830 291,983
International Small Company Fund
(a)
1,853,765 24,377
LargeCap Growth Fund I
(a)
2,920,448 45,617
MidCap Fund
(a),(c)
484,666 20,661
Real Estate Securities Fund
(a)
982,695 27,830
Small-MidCap Dividend Income Fund
(a)
3,623,201 77,247
Spectrum Preferred and Capital Securities Income
Fund
(a)
10,082,458 94,574
$ 1,792,026
Principal Funds, Inc. Institutional Class - 40 .11%
Bond Market Index Fund
(a)
24,257,876 207,405
Equity Income Fund
(a)
7,963,910 337,511
Finisterre Emerging Markets Total Return Bond
Fund
(a)
14,167,547 139,409
Global Listed Infrastructure Fund
(a)
1,970,194 24,056
Government & High Quality Bond Fund
(a)
5,673,225 52,137
Inflation Protection Fund
(a)
14,991,671 115,586
LargeCap S&P 500 Index Fund
(a)
2,957,674 97,100
LargeCap Value Fund III
(a)
9,602,232 170,632
Overseas Fund
(a)
20,850,434 257,711
Principal Capital Appreciation Fund
(a)
4,706,500 410,736
Short-Term Income Fund
(a)
10,202,484 124,164
$ 1,936,447
TOTAL INVESTMENT COMPANIES $ 4,827,409
Total Investments $ 4,827,409
Other Assets and Liabilities -  0.00% 43
TOTAL NET ASSETS - 100.00% $ 4,827,452
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Balanced Portfolio
January 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 84,782 $ 13,651 $ 2,126 $ 78,918
Bond Market Index Fund 284,130 8,352 78,005 207,405
Core Fixed Income Fund 590,426 6,063 25,235 570,573
Diversified Real Asset Fund 114,038 1,018 48,815 71,541
Equity Income Fund 344,036 73,496 78,314 337,511
Finisterre Emerging Markets Total Return Bond Fund 110,374 30,350 4,006 139,409
Global Emerging Markets Fund 209,935 39,341 3,099 260,154
Global Listed Infrastructure Fund 22,961 573 — 24,056
Global Macro Fund — 48,260 — 49,708
Government & High Quality Bond Fund 53,457 552 1,986 52,137
High Yield Fund 206,171 3,634 30,713 178,843
Inflation Protection Fund 118,976 5,365 3,675 115,586
International Equity Index Fund 160,030 146,695 27,458 291,983
International Small Company Fund 41,127 1,254 20,405 24,377
LargeCap Growth Fund I 73,251 8,880 23,290 45,617
LargeCap S&P 500 Index Fund 102,106 2,900 6,668 97,100
LargeCap Value Fund III 166,021 30,426 3,669 170,632
MidCap Fund 21,044 1,176 303 20,661
Overseas Fund 238,446 22,716 9,256 257,711
Principal Capital Appreciation Fund 472,255 33,486 64,318 410,736
Principal Government Money Market Fund - Class R-6 3.59% 31,088 82,396 16,692 96,792
Principal International Equity ETF 271,147 — — 292,480
Principal U.S. Mega-Cap ETF 587,434 — 60,309 512,721
Principal U.S. Small-Cap ETF 167,422 — — 177,910
Principal Value ETF — 18,933 — 19,033
Real Estate Securities Fund 29,346 222 1,985 27,830
Short-Term Income Fund 128,727 1,382 6,150 124,164
Small-MidCap Dividend Income Fund 72,082 1,583 2,923 77,247
Spectrum Preferred and Capital Securities Income Fund 95,367 1,651 2,346 94,574
$ 4,796,179 $ 584,355 $ 521,746 $ 4,827,409
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 274 $ 13,593 $ (17,663)
Bond Market Index Fund 8,097 1,221 — (8,293)
Core Fixed Income Fund 5,402 (731) — 50
Diversified Real Asset Fund 970 3,908 — 1,392
Equity Income Fund 1,685 29,159 21,184 (30,866)
Finisterre Emerging Markets Total Return Bond Fund 2,260 (330) — 3,021
Global Emerging Markets Fund 3,642 (26) 1,771 14,003
Global Listed Infrastructure Fund 449 — 124 522
Global Macro Fund 120 — — 1,448
Government & High Quality Bond Fund 485 (51) — 165
High Yield Fund 3,446 (152) — (97)
Inflation Protection Fund 5,246 (394) — (4,686)
International Equity Index Fund 7,471 — 2,339 12,716
International Small Company Fund 1,210 5,022 — (2,621)
LargeCap Growth Fund I 1,276 795 7,560 (14,019)
LargeCap S&P 500 Index Fund 937 1,863 1,862 (3,101)
LargeCap Value Fund III 4,767 (81) 25,532 (22,065)
MidCap Fund — 86 1,139 (1,342)
Overseas Fund 9,634 70 12,959 5,735
Principal Capital Appreciation Fund 2,242 18,634 30,341 (49,321)
Principal Government Money Market Fund - Class R-6 3.59% 902 — — —
Principal International Equity ETF 3,580 — — 21,333
Principal U.S. Mega-Cap ETF 1,193 20,968 — (35,372)
Principal U.S. Small-Cap ETF 240 — — 10,488
Principal Value ETF — — — 100
Real Estate Securities Fund 178 78 — 169
Short-Term Income Fund 1,208 30 — 175
Small-MidCap Dividend Income Fund 470 50 1,040 6,455
Spectrum Preferred and Capital Securities Income Fund 1,538 (152) — 54
$ 68,648 $ 80,241 $ 119,444 $ (111,620)
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
January 31, 2026 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Australia 10 Year Bond; March 2026 Long 30 $ 2,280 $ (5)
Canada 10 Year Bond; March 2026 Long 32 2,846 (27)
Euro Bond 10 Year Bond; March 2026 Long 48 7,292 (23)
Euro-BTP; March 2026 Long 102 14,643 76
Euro-Oat; March 2026 Long 76 10,984 68
Japan 10 Year Bond TSE; March 2026 Long 30 25,512 (336)
UK 10 Year Gilt; March 2026 Long 72 8,951 60
Total $ (187)
Amounts in thousands except contracts.

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .96 % Shares Held Value (000's)
Money Market Funds - 4 .68%
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(b)
88,128,258 $ 88,128
Principal Exchange-Traded Funds - 13 .58%
Principal International Equity ETF
(a)
2,065,178 71,352
Principal U.S. Mega-Cap ETF
(a)
2,128,648 144,170
Principal U.S. Small-Cap ETF
(a)
666,700 40,035
$ 255,557
Principal Funds, Inc. Class R-6 - 43 .65%
Blue Chip Fund
(a),(c)
587,278 24,225
Core Fixed Income Fund
(a)
47,854,818 417,773
Diversified Real Asset Fund
(a)
1,727,600 22,372
Global Emerging Markets Fund
(a)
2,049,616 76,205
Global Macro Fund
(a)
1,881,678 19,381
High Yield Fund
(a)
13,490,344 90,520
International Equity Index Fund
(a)
4,907,161 71,792
LargeCap Growth Fund I
(a)
844,667 13,194
MidCap Fund
(a),(c)
185,220 7,896
Real Estate Securities Fund
(a)
361,323 10,233
Small-MidCap Dividend Income Fund
(a)
1,017,754 21,699
Spectrum Preferred and Capital Securities Income
Fund
(a)
4,935,436 46,294
$ 821,584
Principal Funds, Inc. Institutional Class - 38 .05%
Bond Market Index Fund
(a)
13,617,883 116,433
Equity Income Fund
(a)
2,369,474 100,418
Finisterre Emerging Markets Total Return Bond
Fund
(a)
11,598,110 114,126
Global Listed Infrastructure Fund
(a)
756,829 9,241
Government & High Quality Bond Fund
(a)
4,316,072 39,665
Inflation Protection Fund
(a)
9,212,423 71,028
LargeCap S&P 500 Index Fund
(a)
811,637 26,646
LargeCap Value Fund III
(a)
1,081,036 19,210
Overseas Fund
(a)
5,203,833 64,319
Principal Capital Appreciation Fund
(a)
1,023,630 89,332
Short-Term Income Fund
(a)
5,395,839 65,667
$ 716,085
TOTAL INVESTMENT COMPANIES $ 1,881,354
Total Investments $ 1,881,354
Other Assets and Liabilities -  0.04% 662
TOTAL NET ASSETS - 100.00% $ 1,882,016
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 25,708 $ 4,187 $ 383 $ 24,225
Bond Market Index Fund 193,078 5,005 77,697 116,433
Core Fixed Income Fund 426,339 7,043 15,124 417,773
Diversified Real Asset Fund 35,088 338 14,704 22,372
Equity Income Fund 106,795 12,176 17,851 100,418
Finisterre Emerging Markets Total Return Bond Fund 104,037 11,799 4,121 114,126
Global Emerging Markets Fund 54,062 19,132 728 76,205
Global Listed Infrastructure Fund 8,820 221 — 9,241
Global Macro Fund — 18,816 — 19,381
Government & High Quality Bond Fund 41,826 533 2,781 39,665
High Yield Fund 99,804 1,942 11,096 90,520
Inflation Protection Fund 77,390 3,354 6,593 71,028
International Equity Index Fund 40,957 33,994 6,290 71,792
International Small Company Fund 10,851 311 11,752 —
LargeCap Growth Fund I 14,337 1,768 311 13,194
LargeCap S&P 500 Index Fund 28,140 845 1,995 26,646
LargeCap Value Fund III 18,642 3,440 383 19,210
MidCap Fund 8,162 487 271 7,896
Overseas Fund 58,987 5,680 1,782 64,319
Principal Capital Appreciation Fund 108,020 7,511 19,527 89,332
Principal Government Money Market Fund - Class R-6 3.59% 12,321 84,533 8,726 88,128
Principal International Equity ETF 66,148 — — 71,352
Principal U.S. Mega-Cap ETF 159,121 — 11,111 144,170
Principal U.S. Small-Cap ETF 37,675 — — 40,035
Real Estate Securities Fund 11,422 163 1,451 10,233
Short-Term Income Fund 68,063 832 3,337 65,667
Small-MidCap Dividend Income Fund 20,306 461 898 21,699
Spectrum Preferred and Capital Securities Income Fund 46,957 929 1,543 46,294
$ 1,883,056 $ 225,500 $ 220,455 $ 1,881,354
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 42 $ 4,131 $ (5,329)
Bond Market Index Fund 4,520 929 — (4,882)
Core Fixed Income Fund 3,927 (1,008) — 523
Diversified Real Asset Fund 303 1,473 — 177
Equity Income Fund 563 8,301 7,061 (9,003)
Finisterre Emerging Markets Total Return Bond Fund 2,041 (340) — 2,751
Global Emerging Markets Fund 940 (1) 456 3,740
Global Listed Infrastructure Fund 173 — 48 200
Global Macro Fund 47 — — 565
Government & High Quality Bond Fund 371 (71) — 158
High Yield Fund 1,677 64 — (194)
Inflation Protection Fund 3,214 (572) — (2,551)
International Equity Index Fund 1,841 (12) 570 3,143
International Small Company Fund 284 3,096 — (2,506)
LargeCap Growth Fund I 250 17 1,482 (2,617)
LargeCap S&P 500 Index Fund 256 628 508 (972)
LargeCap Value Fund III 536 16 2,869 (2,505)
MidCap Fund — (9) 438 (473)
Overseas Fund 2,390 4 3,211 1,430
Principal Capital Appreciation Fund 488 5,810 6,586 (12,482)
Principal Government Money Market Fund - Class R-6 3.59% 819 — — —
Principal International Equity ETF 873 — — 5,204
Principal U.S. Mega-Cap ETF 323 2,654 — (6,494)
Principal U.S. Small-Cap ETF 54 — — 2,360
Real Estate Securities Fund 65 66 — 33
Short-Term Income Fund 639 15 — 94
Small-MidCap Dividend Income Fund 132 78 292 1,752
Spectrum Preferred and Capital Securities Income Fund 754 (100) — 51
$ 27,480 $ 21,080 $ 27,652 $ (27,827)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Australia 10 Year Bond; March 2026 Long 31 $ 2,356 $ (5)
Canada 10 Year Bond; March 2026 Long 34 3,023 (28)
Euro Bond 10 Year Bond; March 2026 Long 50 7,596 (24)
Euro-BTP; March 2026 Long 106 15,217 79

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2026 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro-Oat; March 2026 Long 79 $ 11,418 $ 70
Japan 10 Year Bond TSE; March 2026 Long 31 26,363 (348)
UK 10 Year Gilt; March 2026 Long 75 9,324 63
Total $ (193)
Amounts in thousands except contracts.

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .65%
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(b)
22,175,164 $ 22,175
Principal Exchange-Traded Funds - 26 .79%
Principal International Equity ETF
(a)
7,404,025 255,809
Principal U.S. Mega-Cap ETF
(a)
7,103,445 481,105
Principal U.S. Small-Cap ETF
(a)
2,749,800 165,126
Principal Value ETF
(a)
323,000 16,983
$ 919,023
Principal Funds, Inc. Class R-6 - 31 .27%
Blue Chip Fund
(a),(c)
1,748,562 72,128
Core Fixed Income Fund
(a)
21,235,111 185,383
Diversified Real Asset Fund
(a)
4,631,817 59,982
Global Emerging Markets Fund
(a)
6,835,326 254,137
Global Macro Fund
(a)
2,565,378 26,423
High Yield Fund
(a)
8,837,721 59,301
International Equity Index Fund
(a)
16,106,638 235,640
International Small Company Fund
(a)
1,588,855 20,894
LargeCap Growth Fund I
(a)
1,971,631 30,797
MidCap Fund
(a),(c)
340,925 14,534
Real Estate Securities Fund
(a)
1,209,435 34,251
Small-MidCap Dividend Income Fund
(a)
2,556,108 54,496
Spectrum Preferred and Capital Securities Income
Fund
(a)
2,671,272 25,057
$ 1,073,023
Principal Funds, Inc. Institutional Class - 41 .33%
Bond Market Index Fund
(a)
13,480,899 115,262
Equity Income Fund
(a)
6,109,287 258,912
Finisterre Emerging Markets Total Return Bond
Fund
(a)
4,589,060 45,156
Global Listed Infrastructure Fund
(a)
2,807,887 34,284
Government & High Quality Bond Fund
(a)
1,387,642 12,753
Inflation Protection Fund
(a)
5,979,000 46,098
LargeCap S&P 500 Index Fund
(a)
2,202,616 72,312
LargeCap Value Fund III
(a)
10,545,762 187,398
Overseas Fund
(a)
20,439,161 252,628
Principal Capital Appreciation Fund
(a)
4,507,544 393,372
$ 1,418,175
TOTAL INVESTMENT COMPANIES $ 3,432,396
Total Investments $ 3,432,396
Other Assets and Liabilities -  (0.04)% (1,390)
TOTAL NET ASSETS - 100.00% $ 3,431,006
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 77,208 $ 12,429 $ 1,654 $ 72,128
Bond Market Index Fund 117,103 4,529 2,460 115,262
Core Fixed Income Fund 197,777 1,836 14,004 185,383
Diversified Real Asset Fund 76,189 815 21,311 59,982
Equity Income Fund 282,784 47,753 70,519 258,912
Finisterre Emerging Markets Total Return Bond Fund 33,222 12,699 1,590 45,156
Global Emerging Markets Fund 193,069 53,347 5,446 254,137
Global Listed Infrastructure Fund 32,723 817 — 34,284
Global Macro Fund — 25,653 — 26,423
Government & High Quality Bond Fund 14,442 134 1,851 12,753
High Yield Fund 61,765 1,077 3,441 59,301
Inflation Protection Fund 46,690 2,100 686 46,098
International Equity Index Fund 133,925 116,506 24,920 235,640
International Small Company Fund 44,390 1,286 27,307 20,894
LargeCap Growth Fund I 103,294 12,515 66,375 30,797
LargeCap S&P 500 Index Fund 77,879 2,122 6,740 72,312
LargeCap Value Fund III 183,039 33,408 4,677 187,398
MidCap Fund 16,455 837 1,850 14,534
Overseas Fund 234,443 22,217 9,675 252,628
Principal Capital Appreciation Fund 455,915 31,490 64,688 393,372
Principal Government Money Market Fund - Class R-6 3.59% 5 47,461 25,291 22,175
Principal International Equity ETF 237,151 — — 255,809
Principal U.S. Mega-Cap ETF 492,584 — — 481,105
Principal U.S. Small-Cap ETF 155,391 — — 165,126
Principal Value ETF — 16,903 — 16,983
Real Estate Securities Fund 35,444 232 1,731 34,251
Small-MidCap Dividend Income Fund 50,865 1,089 2,034 54,496
Spectrum Preferred and Capital Securities Income Fund 26,655 423 1,993 25,057
$ 3,380,407 $ 449,678 $ 360,243 $ 3,432,396
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 209 $ 12,390 $ (16,064)
Bond Market Index Fund 4,477 (3) — (3,907)
Core Fixed Income Fund 1,759 (220) — (6)
Diversified Real Asset Fund 815 1,929 — 2,360
Equity Income Fund 1,340 46,116 16,820 (47,222)
Finisterre Emerging Markets Total Return Bond Fund 686 (134) — 959
Global Emerging Markets Fund 3,320 (84) 1,619 13,251
Global Listed Infrastructure Fund 640 — 177 744
Global Macro Fund 64 — — 770
Government & High Quality Bond Fund 121 (48) — 76
High Yield Fund 1,025 (34) — (66)
Inflation Protection Fund 2,074 (50) — (1,956)
International Equity Index Fund 6,002 (88) 1,895 10,217
International Small Company Fund 1,260 6,673 — (4,148)
LargeCap Growth Fund I 1,801 282 10,674 (18,919)
LargeCap S&P 500 Index Fund 697 2,134 1,386 (3,083)
LargeCap Value Fund III 5,239 (135) 28,091 (24,237)
MidCap Fund — 418 824 (1,326)
Overseas Fund 9,426 22 12,699 5,621
Principal Capital Appreciation Fund 2,144 17,283 28,970 (46,628)
Principal Government Money Market Fund - Class R-6 3.59% 313 — — —
Principal International Equity ETF 3,131 — — 18,658
Principal U.S. Mega-Cap ETF 1,000 — — (11,479)
Principal U.S. Small-Cap ETF 223 — — 9,735
Principal Value ETF — — — 80
Real Estate Securities Fund 219 68 — 238
Small-MidCap Dividend Income Fund 331 23 732 4,553
Spectrum Preferred and Capital Securities Income Fund 410 (100) — 72
$ 48,517 $ 74,261 $ 116,277 $ (111,707)
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .93 % Shares Held Value (000's)
Money Market Funds - 6 .95%
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(b)
154,071,620 $ 154,072
Principal Exchange-Traded Funds - 11 .95%
Principal Active High Yield ETF
(a)
2,073,084 39,752
Principal International Equity ETF
(a)
2,286,147 78,986
Principal U.S. Mega-Cap ETF
(a)
1,703,095 115,348
Principal U.S. Small-Cap ETF
(a)
516,000 30,986
$ 265,072
Principal Funds, Inc. Class R-6 - 43 .53%
Core Fixed Income Fund
(a)
74,044,628 646,410
Diversified Real Asset Fund
(a)
1,315,183 17,032
Global Emerging Markets Fund
(a)
708,687 26,349
Global Macro Fund
(a)
2,518,261 25,938
High Yield Fund
(a)
12,107,831 81,244
International Equity Index Fund
(a)
3,548,966 51,921
LargeCap Growth Fund I
(a)
448,085 6,999
MidCap Fund
(a),(c)
240,494 10,252
Real Estate Securities Fund
(a)
369,684 10,470
Small-MidCap Dividend Income Fund
(a)
1,412,401 30,112
Spectrum Preferred and Capital Securities Income
Fund
(a)
6,230,409 58,441
$ 965,168
Principal Funds, Inc. Institutional Class - 37 .50%
Bond Market Index Fund
(a)
16,418,205 140,376
Equity Income Fund
(a)
1,887,224 79,981
Finisterre Emerging Markets Total Return Bond
Fund
(a)
17,721,188 174,375
Government & High Quality Bond Fund
(a)
10,569,613 97,135
Inflation Protection Fund
(a)
14,363,767 110,745
LargeCap S&P 500 Index Fund
(a)
371,007 12,180
LargeCap Value Fund III
(a)
2,235,130 39,718
Overseas Fund
(a)
1,805,580 22,317
Principal Capital Appreciation Fund
(a)
614,371 53,616
Short-Term Income Fund
(a)
8,297,401 100,979
$ 831,422
TOTAL INVESTMENT COMPANIES $ 2,215,734
Total Investments $ 2,215,734
Other Assets and Liabilities -  0.07% 1,631
TOTAL NET ASSETS - 100.00% $ 2,217,365
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 277,815 $ 5,598 $ 138,082 $ 140,376
Core Fixed Income Fund 664,890 6,977 24,702 646,410
Diversified Real Asset Fund 23,610 310 8,124 17,032
Equity Income Fund 78,885 6,691 4,767 79,981
Finisterre Emerging Markets Total Return Bond Fund 166,788 9,727 5,953 174,375
Global Emerging Markets Fund 16,899 8,577 398 26,349
Global Macro Fund — 25,182 — 25,938
Government & High Quality Bond Fund 98,056 1,479 2,614 97,135
High Yield Fund 91,815 2,084 12,548 81,244
Inflation Protection Fund 134,589 5,101 24,025 110,745
International Equity Index Fund 28,095 24,142 2,564 51,921
LargeCap Growth Fund I 8,381 1,155 1,130 6,999
LargeCap S&P 500 Index Fund 13,000 562 1,228 12,180
LargeCap Value Fund III 39,882 7,257 2,259 39,718
MidCap Fund 11,127 696 934 10,252
Overseas Fund 20,663 1,989 836 22,317
Principal Active High Yield ETF 39,876 — — 39,752
Principal Capital Appreciation Fund 74,467 4,435 21,285 53,616
Principal Government Money Market Fund - Class R-6 3.59% 11,601 151,587 9,116 154,072
Principal International Equity ETF 73,225 — — 78,986
Principal U.S. Mega-Cap ETF 129,889 — 11,379 115,348
Principal U.S. Small-Cap ETF 29,159 — — 30,986
Real Estate Securities Fund 10,688 88 398 10,470
Short-Term Income Fund 101,952 1,571 2,711 100,979
Small-MidCap Dividend Income Fund 28,131 723 1,275 30,112
Spectrum Preferred and Capital Securities Income Fund 59,325 1,103 1,927 58,441
$ 2,232,808 $ 267,034 $ 278,255 $ 2,215,734
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 5,498 $ 1,923 $ — $ (6,878)
Core Fixed Income Fund 6,142 (1,053) — 298
Diversified Real Asset Fund 232 1,183 — 53
Equity Income Fund 479 372 6,029 (1,200)
Finisterre Emerging Markets Total Return Bond Fund 3,238 (492) — 4,305
Global Emerging Markets Fund 292 (2) 142 1,273
Global Macro Fund 63 — — 756
Government & High Quality Bond Fund 908 (76) — 290
High Yield Fund 1,556 (27) — (80)
Inflation Protection Fund 5,028 (2,034) — (2,886)
International Equity Index Fund 1,301 11 403 2,237
LargeCap Growth Fund I 134 156 796 (1,563)
LargeCap S&P 500 Index Fund 119 276 236 (430)
LargeCap Value Fund III 1,112 7 5,949 (5,169)
MidCap Fund — (36) 585 (601)
Overseas Fund 829 61 1,114 440
Principal Active High Yield ETF 778 — — (124)
Principal Capital Appreciation Fund 291 7,139 3,935 (11,140)
Principal Government Money Market Fund - Class R-6 3.59% 1,325 — — —
Principal International Equity ETF 967 — — 5,761
Principal U.S. Mega-Cap ETF 264 5,067 — (8,229)
Principal U.S. Small-Cap ETF 42 — — 1,827
Real Estate Securities Fund 67 6 — 86
Short-Term Income Fund 982 7 — 160
Small-MidCap Dividend Income Fund 182 18 402 2,515
Spectrum Preferred and Capital Securities Income Fund 955 (63) — 3
$ 32,784 $ 12,443 $ 19,591 $ (18,296)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Australia 10 Year Bond; March 2026 Long 55 $ 4,180 $ (8)
Canada 10 Year Bond; March 2026 Long 61 5,424 (51)
Euro Bond 10 Year Bond; March 2026 Long 89 13,522 (43)
Euro-BTP; March 2026 Long 191 27,420 142
Euro-Oat; March 2026 Long 142 20,523 127
Japan 10 Year Bond TSE; March 2026 Long 56 47,623 (628)

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2026 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
UK 10 Year Gilt; March 2026 Long 134 $ 16,658 $ 112
Total $ (349)
Amounts in thousands except contracts.

Schedule of Investments
SAM Strategic Growth Portfolio
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .66%
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(b)
16,692,559 $ 16,693
Principal Exchange-Traded Funds - 29 .14%
Principal International Equity ETF
(a)
5,724,130 197,769
Principal U.S. Mega-Cap ETF
(a)
5,430,800 367,820
Principal U.S. Small-Cap ETF
(a)
2,371,500 142,408
Principal Value ETF
(a)
477,000 25,080
$ 733,077
Principal Funds, Inc. Class R-6 - 27 .70%
Blue Chip Fund
(a),(c)
1,549,820 63,930
Diversified Real Asset Fund
(a)
3,632,043 47,035
Global Emerging Markets Fund
(a)
5,805,021 215,831
Global Macro Fund
(a)
1,860,626 19,164
International Equity Index Fund
(a)
13,157,036 192,487
International Small Company Fund
(a)
2,510,083 33,008
LargeCap Growth Fund I
(a)
2,172,710 33,938
MidCap Fund
(a),(c)
294,285 12,545
Real Estate Securities Fund
(a)
611,815 17,327
Small-MidCap Dividend Income Fund
(a)
2,882,134 61,447
$ 696,712
Principal Funds, Inc. Institutional Class - 42 .54%
Equity Income Fund
(a)
5,907,241 250,349
Global Listed Infrastructure Fund
(a)
2,007,749 24,515
Inflation Protection Fund
(a)
3,162,501 24,383
LargeCap S&P 500 Index Fund
(a)
1,930,827 63,389
LargeCap Value Fund III
(a)
8,717,367 154,907
Overseas Fund
(a)
17,654,785 218,213
Principal Capital Appreciation Fund
(a)
3,829,191 334,173
$ 1,069,929
TOTAL INVESTMENT COMPANIES $ 2,516,411
Total Investments $ 2,516,411
Other Assets and Liabilities -  (0.04)% (1,066)
TOTAL NET ASSETS - 100.00% $ 2,515,345
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Strategic Growth Portfolio
January 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 67,895 $ 11,072 $ 1,156 $ 63,930
Diversified Real Asset Fund 57,727 658 14,710 47,035
Equity Income Fund 221,990 70,328 40,738 250,349
Global Emerging Markets Fund 170,520 36,022 2,345 215,831
Global Listed Infrastructure Fund 23,398 585 — 24,515
Global Macro Fund — 18,606 — 19,164
Inflation Protection Fund 34,105 1,169 9,806 24,383
International Equity Index Fund 118,984 78,241 13,263 192,487
International Small Company Fund 51,957 2,086 23,945 33,008
LargeCap Growth Fund I 111,534 13,625 71,137 33,938
LargeCap S&P 500 Index Fund 70,166 2,532 8,463 63,389
LargeCap Value Fund III 150,918 27,820 3,802 154,907
MidCap Fund 12,971 755 407 12,545
Overseas Fund 201,201 20,126 8,029 218,213
Principal Capital Appreciation Fund 369,118 27,909 38,050 334,173
Principal Government Money Market Fund - Class R-6 3.59% 14,720 11,728 9,755 16,693
Principal International Equity ETF 183,344 — — 197,769
Principal U.S. Mega-Cap ETF 376,596 — — 367,820
Principal U.S. Small-Cap ETF 134,013 — — 142,408
Principal Value ETF 12,019 12,769 — 25,080
Real Estate Securities Fund 18,133 587 1,546 17,327
Small-MidCap Dividend Income Fund 56,330 1,301 1,331 61,447
$ 2,457,639 $ 337,919 $ 248,483 $ 2,516,411
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 354 $ 10,833 $ (14,235)
Diversified Real Asset Fund 642 (192) — 3,552
Equity Income Fund 1,144 19,665 14,327 (20,896)
Global Emerging Markets Fund 2,962 (32) 1,440 11,666
Global Listed Infrastructure Fund 458 — 127 532
Global Macro Fund 46 — — 558
Inflation Protection Fund 1,098 171 — (1,256)
International Equity Index Fund 4,843 (23) 1,511 8,548
International Small Company Fund 1,488 5,441 — (2,531)
LargeCap Growth Fund I 1,939 166 11,493 (20,250)
LargeCap S&P 500 Index Fund 633 2,199 1,275 (3,045)
LargeCap Value Fund III 4,306 82 23,073 (20,111)
MidCap Fund — 29 708 (803)
Overseas Fund 8,153 59 10,969 4,856
Principal Capital Appreciation Fund 1,817 11,102 24,528 (35,906)
Principal Government Money Market Fund - Class R-6 3.59% 187 — — —
Principal International Equity ETF 2,421 — — 14,425
Principal U.S. Mega-Cap ETF 765 — — (8,776)
Principal U.S. Small-Cap ETF 192 — — 8,395
Principal Value ETF 66 — — 292
Real Estate Securities Fund 111 7 — 146
Small-MidCap Dividend Income Fund 371 21 820 5,126
$ 33,642 $ 39,049 $ 101,104 $ (69,713)
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .68 % Shares Held Value (000's)
Money Market Funds - 4 .68%
BlackRock Liquidity FedFund - Institutional Class
3.58%
(a),(b)
812,344 $ 812
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(b),(c)
163,231,621 163,232
$ 164,044
TOTAL INVESTMENT COMPANIES $ 164,044
BONDS - 80 .80%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .34%
BAE Systems PLC
5.13%, 03/26/2029
(d)
$ 8,600 $ 8,854
General Electric Co
4.30%, 07/29/2030 6,000 6,041
Lockheed Martin Corp
4.50%, 02/15/2029 13,350 13,576
Northrop Grumman Corp
4.60%, 02/01/2029 10,000 10,166
RTX Corp
5.75%, 11/08/2026 8,075 8,177
$ 46,814
Agriculture - 0 .47%
Bunge Ltd Finance Corp
4.10%, 01/07/2028 5,500 5,512
4.20%, 09/17/2029 11,000 11,013
$ 16,525
Airlines - 0 .53%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
7,905 7,942
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(d)
10,600 10,720
$ 18,662
Automobile Asset Backed Securities - 4 .90%
AmeriCredit Automobile Receivables Trust 2025-1
4.22%, 03/19/2029
(d)
7,200 7,210
BofA Auto Trust 2025-1
4.52%, 11/22/2027
(d)
1,962 1,965
Chase Auto Owner Trust 2024-5
4.40%, 11/26/2027
(d)
1,286 1,286
Chase Auto Owner Trust 2025-1
4.40%, 07/25/2028
(d)
8,278 8,301
Consumer Portfolio Services Auto Trust 2025-A
4.77%, 10/16/2028
(d)
3,387 3,393
Consumer Portfolio Services Auto Trust 2025-B
4.74%, 02/15/2029
(d)
3,689 3,698
CPS Auto Receivables Trust 2024-C
5.88%, 02/15/2028
(d)
278 279
CPS Auto Receivables Trust 2024-D
4.91%, 06/15/2028
(d)
1,893 1,895
CPS Auto Receivables Trust 2025-C
4.71%, 03/15/2029
(d)
4,289 4,300
GM Financial Consumer Automobile Receivables
Trust 2024-4
4.53%, 10/18/2027 2,254 2,257
GM Financial Consumer Automobile Receivables
Trust 2025-1
4.44%, 01/18/2028 5,412 5,419
Gm Financial Consumer Automobile Receivables
Trust 2025-3
4.32%, 06/16/2028 8,094 8,112
GM Financial Consumer Automobile Receivables
Trust 2025-4
3.88%, 12/18/2028 9,500 9,507
LAD Auto Receivables Trust 2025-3
4.06%, 03/15/2029
(d)
10,700 10,724
Nissan Auto Receivables 2024-B Owner Trust
4.51%, 06/15/2027 3,385 3,388
Nissan Auto Receivables 2025-B Owner Trust
4.00%, 07/17/2028 18,000 18,033
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Onemain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
$ 1,018 $ 1,019
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
7,600 7,769
Toyota Auto Receivables 2024-D Owner Trust
4.55%, 08/16/2027 1,514 1,515
Westlake Automobile Receivables Trust 2024-2
5.75%, 08/16/2027
(d)
237 237
Westlake Automobile Receivables Trust 2024-3
4.82%, 09/15/2027
(d)
1,582 1,584
Westlake Automobile Receivables Trust 2025-1
4.66%, 01/18/2028
(d)
4,536 4,544
Westlake Automobile Receivables Trust 2025-2
4.66%, 09/15/2028
(d)
5,900 5,916
Westlake Automobile Receivables Trust 2025-3
4.31%, 04/17/2028
(d)
10,250 10,264
Westlake Automobile Receivables Trust 2025-P1
4.65%, 02/15/2028
(d)
6,798 6,818
World Omni Auto Receivables Trust 2025-A
4.49%, 04/17/2028 6,016 6,024
World Omni Auto Receivables Trust 2025-C
4.19%, 10/16/2028 12,500 12,518
World Omni Auto Receivables Trust 2025-D
3.91%, 02/15/2029 12,500 12,509
World Omni Select Auto Trust 2024-A
5.37%, 02/15/2028 119 119
World Omni Select Auto Trust 2025-A
4.14%, 05/15/2030 11,000 11,032
$ 171,635
Banks - 15 .49%
AIB Group PLC
5.32%, 05/15/2031
(d),(e)
2,500 2,583
Secured Overnight Financing Rate + 1.65%
Bank of America Corp
4.98%, 01/24/2029
(e)
9,400 9,574
Secured Overnight Financing Rate + 0.83%
5.16%, 01/24/2031
(e)
9,400 9,693
Secured Overnight Financing Rate + 1.00%
Bank of Ireland Group PLC
5.60%, 03/20/2030
(d),(e)
14,100 14,649
Secured Overnight Financing Rate + 1.62%
Bank of Montreal
5.00%, 01/27/2029
(e)
2,000 2,037
Secured Overnight Financing Rate + 0.67%
Bank of New York Mellon Corp/The
4.44%, 06/09/2028
(e)
9,200 9,269
Secured Overnight Financing Rate + 0.68%
Bank of New York Mellon/The
4.73%, 04/20/2029
(e)
5,750 5,848
Secured Overnight Financing Rate + 1.14%
Bank of Nova Scotia/The
1.30%, 09/15/2026 5,300 5,219
4.25%, 02/02/2030
(e),(f)
8,000 8,015
Secured Overnight Financing Rate + 0.73%
4.40%, 09/08/2028
(e)
9,400 9,457
Secured Overnight Financing Rate + 1.00%
Barclays PLC
2.28%, 11/24/2027
(e)
7,308 7,206
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
BNP Paribas SA
4.79%, 05/09/2029
(d),(e)
8,000 8,094
Secured Overnight Financing Rate + 1.45%
5.09%, 05/09/2031
(d),(e)
10,600 10,820
Secured Overnight Financing Rate + 1.68%
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026 6,900 6,995
5.99%, 10/03/2028 3,440 3,607

Schedule of Investments
Short-Term Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citibank NA
4.88%, 11/19/2027
(e)
$ 8,000 $ 8,056
Secured Overnight Financing Rate + 0.71%
Citigroup Inc
4.54%, 09/19/2030
(e)
9,500 9,579
Secured Overnight Financing Rate + 1.34%
5.17%, 02/13/2030
(e)
8,000 8,220
Secured Overnight Financing Rate + 1.36%
Deutsche Bank AG/New York NY
4.47%, 12/10/2031
(e)
5,000 4,994
Secured Overnight Financing Rate + 1.10%
5.41%, 05/10/2029 6,100 6,341
6.82%, 11/20/2029
(e)
7,100 7,573
Secured Overnight Financing Rate + 2.51%
Fifth Third Bancorp
4.89%, 09/06/2030
(e)
3,400 3,459
Secured Overnight Financing Rate + 1.49%
Fifth Third Bank NA
4.97%, 01/28/2028
(e)
2,800 2,824
Secured Overnight Financing Rate + 0.81%
Goldman Sachs Group Inc/The
2.64%, 02/24/2028
(e)
8,600 8,477
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
10,500 10,566
Secured Overnight Financing Rate + 1.73%
4.52%, 01/21/2032
(e)
5,000 4,998
Secured Overnight Financing Rate + 0.96%
5.21%, 01/28/2031
(e)
12,500 12,889
Secured Overnight Financing Rate + 1.08%
5.22%, 04/23/2031
(e)
12,500 12,876
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(e)
8,235 8,598
Secured Overnight Financing Rate + 1.27%
Huntington Bancshares Inc/OH
4.62%, 01/28/2032
(e)
12,000 12,020
Secured Overnight Financing Rate + 0.99%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
15,800 15,797
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
4.45%, 12/05/2029
(e)
6,650 6,716
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
4.51%, 10/22/2028
(e)
8,400 8,478
Secured Overnight Financing Rate + 0.86%
4.92%, 01/24/2029
(e)
6,000 6,108
Secured Overnight Financing Rate + 0.80%
5.57%, 04/22/2028
(e)
6,200 6,317
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(e)
6,200 6,460
Secured Overnight Financing Rate + 1.16%
Keybank National Association
5.85%, 11/15/2027 15,900 16,385
Mizuho Financial Group Inc
4.71%, 07/08/2031
(e)
9,300 9,413
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
Morgan Stanley
1.59%, 05/04/2027
(e)
10,750 10,682
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
6,000 5,915
Secured Overnight Financing Rate + 1.00%
4.65%, 10/18/2030
(e)
10,000 10,123
Secured Overnight Financing Rate + 1.10%
5.17%, 01/16/2030
(e)
9,350 9,599
Secured Overnight Financing Rate + 1.45%
5.23%, 01/15/2031
(e)
7,500 7,721
Secured Overnight Financing Rate + 1.11%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
5.65%, 04/13/2028
(e)
$ 2,575 $ 2,624
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
6,200 6,456
Secured Overnight Financing Rate + 1.26%
Morgan Stanley Bank NA
5.02%, 01/12/2029
(e)
10,500 10,697
Secured Overnight Financing Rate + 0.91%
NatWest Group PLC
4.95%, 11/15/2028 9,500 9,584
Secured Overnight Financing Rate + 1.30%
4.96%, 08/15/2030
(e)
9,500 9,699
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
PNC Bank NA
4.54%, 05/13/2027
(e)
8,750 8,762
Secured Overnight Financing Rate + 0.63%
PNC Financial Services Group Inc/The
4.90%, 05/13/2031
(e)
8,750 8,936
Secured Overnight Financing Rate + 1.33%
5.22%, 01/29/2031
(e)
6,400 6,607
Secured Overnight Financing Rate + 1.07%
Royal Bank of Canada
4.70%, 08/06/2031
(e)
11,300 11,445
Secured Overnight Financing Rate + 1.06%
Societe Generale SA
5.50%, 04/13/2029
(d),(e)
12,500 12,812
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
5.51%, 05/22/2031
(d),(e)
9,300 9,606
Secured Overnight Financing Rate + 1.65%
Swedbank AB
5.00%, 11/20/2029
(d)
8,500 8,770
Truist Financial Corp
1.27%, 03/02/2027
(e)
5,230 5,218
Secured Overnight Financing Rate + 0.61%
4.60%, 01/27/2032
(e)
4,600 4,612
Secured Overnight Financing Rate + 0.97%
7.16%, 10/30/2029
(e)
10,000 10,768
Secured Overnight Financing Rate + 2.45%
UBS Group AG
3.87%, 01/12/2029
(d),(e)
15,000 14,925
3 Month USD LIBOR + 1.41%
US Bancorp
4.48%, 01/26/2032
(e)
9,250 9,270
Secured Overnight Financing Rate + 0.87%
5.10%, 07/23/2030
(e)
4,800 4,944
Secured Overnight Financing Rate + 1.25%
5.38%, 01/23/2030
(e)
3,675 3,803
Secured Overnight Financing Rate + 1.56%
US Bank NA/Cincinnati OH
4.73%, 05/15/2028
(e)
8,750 8,834
Secured Overnight Financing Rate + 0.91%
Wells Fargo & Co
5.15%, 04/23/2031
(e)
9,500 9,782
Secured Overnight Financing Rate + 1.50%
5.24%, 01/24/2031
(e)
4,250 4,391
Secured Overnight Financing Rate + 1.11%
5.71%, 04/22/2028
(e)
6,200 6,324
Secured Overnight Financing Rate + 1.07%
$ 543,119
Biotechnology - 0 .43%
Amgen Inc
5.15%, 03/02/2028 9,100 9,315
Gilead Sciences Inc
4.80%, 11/15/2029 5,500 5,650
$ 14,965

Schedule of Investments
Short-Term Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 0 .26%
Vulcan Materials Co
4.95%, 12/01/2029 $ 9,000 $ 9,242
Chemicals - 0 .64%
Sherwin-Williams Co/The
4.30%, 08/15/2028 8,000 8,055
4.50%, 08/15/2030 6,500 6,557
Westlake Corp
3.60%, 08/15/2026 7,900 7,878
$ 22,490
Commercial Mortgage Backed Securities - 8 .97%
1301 Trust 2025-AOA
5.06%, 08/11/2042
(d),(g)
8,400 8,532
ALA Trust 2025-OANA
5.42%, 06/15/2040
(d)
9,300 9,376
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.74%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(g)
5,508 5,468
ARES Trust 2025-IND3
5.18%, 04/15/2042
(d)
9,200 9,211
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
BFLD Commercial Mortgage Trust 2024-UNIV
5.17%, 11/15/2041
(d)
8,900 8,919
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
BFLD Commercial Mortgage Trust 2025-5MW
4.67%, 10/10/2042
(d),(g)
8,200 8,230
BFLD Commercial Mortgage Trust 2025-660F
5.18%, 11/15/2042
(d)
8,750 8,780
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
BX 2024-PALM
5.22%, 06/15/2037
(d)
10,125 10,131
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2021-ACNT
4.64%, 11/15/2038
(d)
8,278 8,278
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2024-AIRC
5.37%, 08/15/2041
(d)
14,743 14,776
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-GPA3
4.97%, 12/15/2039
(d)
1,525 1,528
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
BX Trust 2021-BXMF
4.43%, 10/15/2026
(d)
8,595 8,589
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2021-LGCY
4.30%, 10/15/2036
(d)
10,700 10,697
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
BX Trust 2025-DIME
4.83%, 02/15/2035
(d)
9,400 9,394
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.15%
BX Trust 2025-TAIL
5.08%, 06/15/2035
(d)
12,200 12,208
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.40%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Trust 2025-VOLT
5.38%, 12/15/2044
(d)
$ 12,000 $ 12,056
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.70%
CHI Commercial Mortgage Trust 2025-110W
5.10%, 12/13/2040
(d),(g)
9,700 9,792
DBC 2025-DBC Mortgage Trust
5.03%, 11/15/2042
(d)
10,000 10,019
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.35%
ELP Commercial Mortgage Trust 2025-ELP
4.76%, 11/13/2042
(d),(g)
10,000 9,980
GS Mortgage Securities Corp Trust 2023-SHIP
4.32%, 09/10/2038
(d),(g)
2,350 2,347
GSAT Trust 2025-BMF
5.18%, 07/15/2040
(d)
8,800 8,814
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
GSJP Trust 2025-BEDS
5.18%, 12/15/2042
(d)
9,500 9,499
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
KRE Commercial Mortgage Trust 2025-AIP4
4.98%, 03/15/2042
(d)
11,773 11,758
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
LBA Trust 2024-7IND
5.12%, 10/15/2041
(d)
6,534 6,542
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
Life 2022-BMR Mortgage Trust
4.98%, 05/15/2039
(d)
18,400 17,875
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MED Commercial Mortgage Trust 2024-MOB
5.27%, 05/15/2041
(d)
15,000 14,941
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
MHP 2021-STOR
4.50%, 07/15/2038
(d)
8,800 8,797
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
NYC Commercial Mortgage Trust 2025-28L
4.67%, 11/05/2038
(d),(g)
9,000 9,044
NYC Commercial Mortgage Trust 2026-1PARK
0.00%, 02/15/2043
(d),(f),(h)
8,000 8,000
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.25%
PENN Commercial Mortgage Trust 2025-P11
5.34%, 08/10/2042
(d),(g)
7,000 7,199
PRM5 Trust 2025-PRM5
4.62%, 03/10/2033
(d),(g)
5,000 5,002
SREIT Trust 2021-MFP
4.53%, 11/15/2038
(d)
10,989 10,985
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
TEXAS Commercial Mortgage Trust 2025-TWR
4.97%, 04/15/2042
(d)
7,500 7,505
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
WB Commercial Mortgage Trust 2024-HQ
6.13%, 03/15/2040
(d),(g)
10,000 10,017
$ 314,289
Computers - 1 .41%
Apple Inc
4.00%, 05/12/2028 11,500 11,592

Schedule of Investments
Short-Term Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Dell International LLC / EMC Corp
4.75%, 04/01/2028 $ 4,000 $ 4,057
5.00%, 04/01/2030 9,250 9,462
Hewlett Packard Enterprise Co
4.40%, 09/25/2027 14,500 14,575
4.55%, 10/15/2029 9,500 9,569
$ 49,255
Diversified Financial Services - 0 .48%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
4.38%, 11/15/2030 7,500 7,465
6.45%, 04/15/2027 9,127 9,366
$ 16,831
Electric - 5 .78%
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
4,600 4,583
5.95%, 03/30/2029
(d)
8,800 9,221
Black Hills Corp
4.55%, 01/31/2031 5,750 5,747
Consumers Energy Co
4.90%, 02/15/2029 8,200 8,411
Dominion Energy Inc
4.60%, 05/15/2028 11,000 11,137
DTE Energy Co
3.40%, 06/15/2029 2,000 1,948
5.10%, 03/01/2029 5,000 5,130
Evergy Kansas Central Inc
4.70%, 03/13/2028 4,100 4,154
Exelon Corp
5.15%, 03/15/2029 6,330 6,513
Fortis Inc/Canada
3.06%, 10/04/2026 14,594 14,494
NextEra Energy Capital Holdings Inc
4.69%, 09/01/2027 5,000 5,057
4.90%, 02/28/2028 3,458 3,521
4.90%, 03/15/2029 10,000 10,245
NRG Energy Inc
4.73%, 10/15/2030
(d)
7,100 7,099
OGE Energy Corp
5.45%, 05/15/2029 10,000 10,356
PacifiCorp
5.10%, 02/15/2029 9,050 9,261
Public Service Enterprise Group Inc
4.90%, 03/15/2030 4,100 4,192
5.20%, 04/01/2029 10,000 10,287
5.88%, 10/15/2028 8,000 8,352
Southern Co/The
5.50%, 03/15/2029 10,300 10,698
Southern Power Co
4.25%, 10/01/2030 6,250 6,234
Southwestern Electric Power Co
1.65%, 03/15/2026 11,600 11,569
Tampa Electric Co
4.90%, 03/01/2029 2,340 2,395
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
19,500 19,418
Wisconsin Public Service Corp
4.55%, 12/01/2029 5,500 5,588
Xcel Energy Inc
1.75%, 03/15/2027 7,000 6,829
$ 202,439
Electronics - 0 .18%
Tyco Electronics Group SA
4.50%, 02/09/2031 6,400 6,459
Environmental Control - 0 .26%
Republic Services Inc
4.75%, 07/15/2030 9,000 9,201
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 0 .46%
Mars Inc
4.60%, 03/01/2028
(d)
$ 6,300 $ 6,384
4.80%, 03/01/2030
(d)
9,400 9,604
$ 15,988
Gas - 0 .08%
NiSource Inc
5.25%, 03/30/2028 2,700 2,768
Healthcare - Products - 0 .11%
Solventum Corp
5.40%, 03/01/2029 3,877 4,018
Healthcare - Services - 1 .29%
Centene Corp
4.25%, 12/15/2027 16,500 16,402
Cigna Group/The
1.25%, 03/15/2026 3,534 3,523
HCA Inc
4.30%, 11/15/2030 2,000 1,988
5.25%, 06/15/2026 20,000 20,021
5.88%, 02/01/2029 3,000 3,126
$ 45,060
Home Equity Asset Backed Securities - 2 .75%
JP Morgan Mortgage Trust 2023-HE1
5.45%, 11/25/2053
(d)
1,106 1,109
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
JP Morgan Mortgage Trust 2023-HE2
5.40%, 03/20/2054
(d)
4,986 5,004
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.70%
JP Morgan Mortgage Trust 2023-HE3
5.30%, 05/20/2054
(d)
3,706 3,720
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.60%
JP Morgan Mortgage Trust 2025-HE3
5.05%, 03/20/2056
(d)
11,229 11,277
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.35%
JP Morgan Mortgage Trust 2026-CES1
4.91%, 06/25/2056
(d),(g)
12,500 12,509
JP Morgan Mortgage Trust Series 2024-CES1
5.92%, 06/25/2054
(d),(g)
6,705 6,770
JP Morgan Mortgage Trust Series 2024-HE3
4.90%, 02/25/2055
(d)
8,501 8,512
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.20%
JP Morgan Mortgage Trust Series 2025-CES1
5.67%, 05/25/2055
(d),(g)
6,665 6,744
JP Morgan Mortgage Trust Series 2025-CES2
5.59%, 06/25/2055
(d),(g)
11,312 11,440
JP Morgan Mortgage Trust Series 2025-CES7
5.06%, 04/25/2056
(d),(g)
9,237 9,289
JP Morgan Mortgage Trust Series 2025-HE1
4.85%, 07/20/2055
(d)
20,164 20,164
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
$ 96,538
Insurance - 2 .08%
Aon North America Inc
5.15%, 03/01/2029 14,000 14,415
Arthur J Gallagher & Co
4.85%, 12/15/2029 4,200 4,297
Brown & Brown Inc
4.90%, 06/23/2030
(i)
3,700 3,755
Guardian Life Global Funding
4.40%, 12/11/2030
(d)
9,400 9,419
Markel Group Inc
3.50%, 11/01/2027 4,719 4,680

Schedule of Investments
Short-Term Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
New York Life Global Funding
4.60%, 12/05/2029
(d)
$ 4,800 $ 4,881
4.60%, 06/03/2030
(d)
9,350 9,494
Northwestern Mutual Global Funding
4.96%, 01/13/2030
(d)
12,200 12,500
5.07%, 03/25/2027
(d)
9,500 9,624
$ 73,065
Internet - 0 .93%
Alphabet Inc
3.88%, 11/15/2028 4,500 4,521
4.10%, 11/15/2030 7,250 7,256
eBay Inc
1.40%, 05/10/2026 13,530 13,440
4.25%, 03/06/2029 7,500 7,530
$ 32,747
Machinery - Diversified - 0 .29%
Ingersoll Rand Inc
5.20%, 06/15/2027 6,000 6,093
Westinghouse Air Brake Technologies Corp
4.90%, 05/29/2030 3,850 3,934
$ 10,027
Media - 0 .45%
Charter Communications Operating LLC / Charter
Communications Operating Capital
6.10%, 06/01/2029 15,000 15,672
Mining - 0 .18%
Glencore Funding LLC
5.19%, 04/01/2030
(d)
6,000 6,177
Mortgage Backed Securities - 3 .10%
Chase Home Lending Mortgage Trust 2025-3
5.50%, 02/25/2056
(d),(g)
7,049 7,087
Chase Home Lending Mortgage Trust Series 2024-2
6.50%, 02/25/2055
(d),(g)
4,554 4,606
CHL Mortgage Pass-Through Trust 2003-46
5.77%, 01/19/2034
(g)
91 90
Credit Suisse First Boston Mortgage Securities Corp
5.00%, 01/25/2038 3 2
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(g)
2,875 2,610
JP Morgan Mortgage Trust 2004-A3
6.45%, 07/25/2034
(g)
69 67
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 72 68
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(g)
8,958 8,324
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(d),(g)
361 362
JP Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(d),(g)
4,871 4,929
JP Morgan Mortgage Trust 2025-1
6.00%, 06/25/2055
(d),(g)
1,586 1,603
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(d),(g)
667 661
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(g)
3,542 3,269
Morgan Stanley Residential Mortgage Loan Trust
2025-1
5.50%, 03/25/2055
(d),(g)
5,585 5,604
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(g)
9,367 8,479
PHH Mortgage Trust Series 2008-CIM1
6.06%, 06/25/2038 402 371
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.36%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(g)
8,313 7,572
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(g)
$ 5,648 $ 5,294
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(g)
15,350 13,910
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(g)
15,323 13,885
Sequoia Mortgage Trust 2024-1
5.66%, 01/25/2054
(d),(g)
851 850
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(d),(g)
1,155 1,157
Sequoia Mortgage Trust 2024-4
6.00%, 05/25/2054
(d),(g)
5,612 5,665
Sequoia Mortgage Trust 2025-1
6.00%, 01/25/2055
(d),(g)
1,982 1,989
Sequoia Mortgage Trust 2025-S2
4.00%, 11/25/2055
(d),(g)
1,981 1,908
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(g)
84 84
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(g)
4,085 3,601
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(g)
3,549 3,322
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(g)
1,522 1,399
$ 108,768
Office & Business Equipment - 0 .31%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 11,000 10,872
Oil & Gas - 0 .95%
Canadian Natural Resources Ltd
5.00%, 12/15/2029 4,800 4,930
Diamondback Energy Inc
5.15%, 01/30/2030 7,500 7,712
5.20%, 04/18/2027 8,150 8,263
EOG Resources Inc
4.40%, 07/15/2028 4,600 4,654
Shell Finance US Inc
4.13%, 11/06/2030 7,800 7,788
$ 33,347
Oil & Gas Services - 0 .37%
Schlumberger Holdings Corp
5.00%, 05/29/2027
(d)
6,400 6,480
5.00%, 11/15/2029
(d)
6,400 6,564
$ 13,044
Other Asset Backed Securities - 9 .74%
1988 CLO 2 Ltd
4.87%, 04/15/2038
(d)
12,500 12,494
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
1988 CLO 3 Ltd
4.92%, 10/15/2038
(d)
9,500 9,502
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.25%
37 Capital CLO II
4.96%, 07/15/2034
(d)
10,000 10,013
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
720 East CLO V Ltd
5.20%, 07/20/2037
(d)
5,500 5,514
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.53%

Schedule of Investments
Short-Term Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
AB BSL CLO 4 Ltd
4.97%, 04/20/2038
(d)
$ 9,500 $ 9,531
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.30%
Ares LIV CLO Ltd
4.98%, 07/15/2038
(d)
4,500 4,517
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.31%
Bardot CLO Ltd
4.65%, 10/22/2032
(d)
8,983 8,987
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.98%
CCG Receivables Trust 2024-1
4.99%, 03/15/2032
(d)
2,746 2,770
CCG Receivables Trust 2025-2
4.12%, 10/14/2026
(d)
2,987 2,989
4.14%, 08/15/2034
(d)
6,250 6,263
Cerberus Loan Funding XXIV LP
5.02%, 07/15/2030
(d)
7,067 7,070
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
20,578 16,688
1.69%, 07/15/2060
(d)
13,149 11,049
CNH Equipment Trust 2024-B
5.42%, 10/15/2027 361 361
Dell Equipment Finance Trust 2025-2
4.10%, 02/22/2028
(d)
6,350 6,366
Dewolf Park CLO Ltd
4.85%, 10/15/2030
(d)
1,052 1,052
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.18%
DLLAA 2025-1 LLC
4.70%, 10/20/2027
(d)
5,692 5,712
Dllad 2024-1 LLC
5.50%, 08/20/2027
(d)
1,884 1,891
DLLAD 2025-1 LLC
4.46%, 11/20/2028
(d)
12,300 12,369
Empower CLO 2025-1 Ltd
4.98%, 07/20/2038
(d)
12,600 12,629
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.31%
GreatAmerica Leasing Receivables Funding LLC
Series 2024-1
5.32%, 08/17/2026
(d)
289 289
Lake Shore MM CLO II Ltd
5.07%, 10/17/2031
(d)
3,284 3,284
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
Madison Park Funding XL-R Ltd
5.12%, 10/16/2038
(d)
12,750 12,810
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
Magnetite XLVII Ltd
5.00%, 01/25/2038
(d)
6,250 6,263
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.33%
Maranon Loan Funding 2021-3 Ltd
5.42%, 10/15/2036
(d)
6,300 6,316
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
1,161 1,127
MVW 2023-2 LLC
6.18%, 11/20/2040
(d)
4,519 4,641
MVW 2024-2 LLC
4.43%, 03/20/2042
(d)
11,472 11,490
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Navesink CLO 2 Ltd
4.86%, 01/15/2036
(d)
$ 6,250 $ 6,250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.19%
New Mountain CLO 6 Ltd
5.07%, 10/15/2037
(d)
6,300 6,317
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
New Mountain CLO 7 Ltd
4.87%, 03/31/2038
(d)
9,500 9,521
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Oaktree CLO 2019-4 Ltd
5.18%, 07/20/2037
(d)
19,000 19,034
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
Oaktree CLO 2024-25 Ltd
5.22%, 04/20/2037
(d)
6,300 6,306
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.55%
PFS Financing Corp
4.85%, 02/15/2030
(d)
12,550 12,757
4.95%, 02/15/2029
(d)
13,350 13,491
5.52%, 10/15/2028
(d)
4,500 4,548
Signal Peak CLO 11 Ltd
5.12%, 07/18/2037
(d)
6,250 6,263
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.45%
T-Mobile US Trust 2025-2
4.34%, 04/22/2030
(d)
13,000 13,100
Trafigura Securitisation Finance PLC
5.98%, 11/15/2027
(d)
15,000 15,177
Verizon Master Trust
4.17%, 08/20/2030 5,500 5,532
4.35%, 08/20/2032
(d)
5,500 5,550
4.62%, 11/20/2030 9,700 9,832
5.16%, 06/20/2029 13,800 13,866
$ 341,531
Packaging & Containers - 0 .57%
Graphic Packaging International LLC
1.51%, 04/15/2026
(d)
9,800 9,735
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030 10,000 10,298
$ 20,033
Pharmaceuticals - 2 .10%
AbbVie Inc
4.80%, 03/15/2029 10,000 10,245
Astrazeneca Finance LLC
4.85%, 02/26/2029 9,400 9,645
Eli Lilly & Co
4.50%, 02/09/2029 10,000 10,185
4.55%, 02/12/2028 6,250 6,353
4.75%, 02/12/2030 4,300 4,415
Novartis Capital Corp
3.90%, 11/05/2028 7,250 7,272
4.10%, 11/05/2030 7,500 7,500
Pfizer Inc
3.88%, 11/15/2027 9,000 9,030
4.20%, 11/15/2030 9,000 9,022
$ 73,667
Pipelines - 2 .98%
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
11,350 11,822
6.06%, 08/15/2026
(d)
3,450 3,479
Enbridge Inc
5.30%, 04/05/2029 3,850 3,972
5.90%, 11/15/2026 11,275 11,434

Schedule of Investments
Short-Term Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Energy Transfer LP
4.40%, 03/15/2027 $ 5,250 $ 5,268
5.55%, 02/15/2028 10,000 10,284
Kinder Morgan Inc
5.00%, 02/01/2029 10,000 10,262
5.10%, 08/01/2029 6,000 6,180
ONEOK Inc
4.25%, 09/24/2027 11,700 11,742
4.40%, 10/15/2029 7,900 7,921
5.55%, 11/01/2026 6,000 6,063
Williams Cos Inc/The
4.63%, 06/30/2030 8,750 8,844
5.40%, 03/02/2026 7,000 7,010
$ 104,281
REITs - 2 .42%
American Homes 4 Rent LP
4.95%, 06/15/2030 5,998 6,076
American Tower Trust #1
3.65%, 03/15/2048
(d)
6,300 6,244
5.49%, 03/15/2053
(d)
11,585 11,782
Omega Healthcare Investors Inc
5.20%, 07/01/2030 6,000 6,101
Public Storage Operating Co
4.35%, 04/16/2027 9,550 9,583
Secured Overnight Financing Rate + 0.70%
4.38%, 07/01/2030 9,250 9,332
SBA Tower Trust
1.63%, 05/15/2051
(d)
19,400 19,030
2.33%, 07/15/2052
(d)
2,800 2,692
Welltower OP LLC
4.50%, 07/01/2030 14,000 14,140
$ 84,980
Semiconductors - 1 .42%
Advanced Micro Devices Inc
4.21%, 09/24/2026 6,300 6,318
4.32%, 03/24/2028 6,300 6,374
Broadcom Inc
4.60%, 07/15/2030 9,500 9,633
5.05%, 07/12/2029 7,400 7,624
Marvell Technology Inc
4.75%, 07/15/2030 9,500 9,617
Texas Instruments Inc
4.60%, 02/08/2029
(i)
10,000 10,223
$ 49,789
Software - 1 .27%
Oracle Corp
4.20%, 09/27/2029 9,300 9,149
4.80%, 08/03/2028 9,400 9,465
Roper Technologies Inc
4.50%, 10/15/2029 7,400 7,475
Take-Two Interactive Software Inc
4.95%, 03/28/2028 10,700 10,902
5.40%, 06/12/2029 7,400 7,665
$ 44,656
Student Loan Asset Backed Securities - 3 .96%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
1,484 1,432
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
1,873 1,826
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
3,723 3,429
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
1,556 1,401
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
7,196 6,172
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
2,257 1,977
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
$ 4,758 $ 4,468
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(d)
3,505 3,572
Navient Education Loan Trust 2025-A
5.02%, 07/15/2055
(d)
4,438 4,487
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
163 162
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
1,653 1,615
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
2,433 2,328
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
1,591 1,511
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
1,770 1,671
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
2,250 2,146
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
2,460 2,271
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
5,542 5,082
Navient Private Education Refi Loan Trust 2021-C
1.06%, 10/15/2069
(d)
5,317 4,896
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
7,913 7,183
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
3,450 3,108
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
3,237 2,977
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
1,886 1,934
Navient Private Education Refi Loan Trust 2024-A
5.66%, 10/15/2072
(d)
7,210 7,389
Navient Refinance Loan Trust 2025-B
4.72%, 09/15/2055
(d)
11,654 11,662
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
10,984 10,480
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
3,846 3,625
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
5,256 5,018
SLM Private Credit Student Loan Trust 2004-A
4.38%, 06/15/2033 104 104
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.66%
SLM Private Credit Student Loan Trust 2006-A
4.27%, 06/15/2039 7,851 7,578
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
4.18%, 12/15/2039 4,459 4,376
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
4,665 4,272
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
6,662 6,316
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
6,579 6,267
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
6,141 6,118
$ 138,853
Telecommunications - 1 .54%
AT&T Inc
1.70%, 03/25/2026 9,400 9,371
4.70%, 08/15/2030
(i)
9,000 9,147

Schedule of Investments
Short-Term Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Cisco Systems Inc
4.75%, 02/24/2030 $ 9,400 $ 9,651
4.85%, 02/26/2029 10,000 10,256
Crown Castle Towers LLC
4.24%, 07/15/2048
(d)
1,650 1,648
NTT Finance Corp
4.62%, 07/16/2028
(d)
9,300 9,422
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 09/20/2029
(d)
4,275 4,307
$ 53,802
Transportation - 0 .31%
Ryder System Inc
1.75%, 09/01/2026 11,000 10,858
TOTAL BONDS $ 2,832,467
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 14 .77%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
6.24%, 09/01/2035 $ 9 $ 10
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .00%
5.92%, 11/01/2032 3 3
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.29%
6.02%, 12/01/2032 5 5
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.10%, 02/01/2037 14 15
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.00%
6.14%, 07/01/2034 10 10
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.56%
6.26%, 02/01/2035 1 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 2.01%
6.37%, 08/01/2034 6 6
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
6.42%, 10/01/2035 30 31
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.68%
6.44%, 07/01/2034 1 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.75%, 01/01/2035 3 3
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.75%
$ 76
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0 .00%
7.50%, 10/01/2029 1 1
U.S. Treasury - 14 .77%
3.25%, 06/30/2029 179,000 176,686
3.63%, 12/31/2030 24,000 23,811
3.88%, 07/31/2027 20,000 20,098
4.00%, 01/15/2027 117,600 118,081
4.13%, 08/31/2030 12,000 12,171
4.50%, 07/15/2026 166,400 167,036
$ 517,883
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 517,970
Total Investments $ 3,514,481
Other Assets and Liabilities -  (0.25)% (8,936)
TOTAL NET ASSETS - 100.00% $ 3,505,545
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,052 or
0.23% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,350,318 or 38.52% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security purchased on a when-issued basis.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Non-income producing security
(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,720 or 0.22% of net assets.

Schedule of Investments
Short-Term Income Fund
January 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.59% $ 179,090 $ 408,911 $ 424,769 $ 163,232
$ 179,090 $ 408,911 $ 424,769 $ 163,232
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.59% $ 1,340 $ — $ — $ —
$ 1,340 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .23 % Shares Held Value (000's)
Money Market Funds - 2 .23%
BlackRock Liquidity FedFund - Institutional Class
3.58%
(a),(b)
2,267,527 $ 2,267
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(b),(c)
49,075,564 49,076
$ 51,343
TOTAL INVESTMENT COMPANIES $ 51,343
COMMON STOCKS - 98 .92 % Shares Held Value (000's)
Aerospace & Defense - 2 .70%
AAR Corp
(d)
211,600 $ 22,411
Curtiss-Wright Corp 39,600 26,005
Kratos Defense & Security Solutions Inc
(d)
133,700 13,772
$ 62,188
Agriculture - 1 .85%
Darling Ingredients Inc
(d)
387,500 17,693
Vital Farms Inc
(d)
874,500 24,880
$ 42,573
Automobile Parts & Equipment - 0 .49%
Visteon Corp 123,800 11,248
Banks - 9 .36%
Ameris Bancorp 315,700 25,452
First Horizon Corp 1,324,400 32,434
FNB Corp/PA 1,473,796 25,865
Independent Bank Corp/MI 144,200 5,069
National Bank Holdings Corp 192,200 7,723
Old National Bancorp/IN 260,000 6,352
Popular Inc 182,800 24,409
UMB Financial Corp 286,500 36,426
Webster Financial Corp 385,022 25,323
Wintrust Financial Corp 178,300 26,297
$ 215,350
Biotechnology - 9 .74%
Alumis Inc
(d)
481,900 11,811
Axsome Therapeutics Inc
(d)
158,600 29,222
Bicycle Therapeutics PLC ADR
(d)
567,800 3,645
Bridgebio Pharma Inc
(d)
484,700 37,453
Cytokinetics Inc
(d)
368,700 23,298
Denali Therapeutics Inc
(d)
669,400 14,553
Immunocore Holdings PLC ADR
(d),(e)
322,500 10,497
Immunome Inc
(d)
629,600 15,501
Insmed Inc
(d)
288,000 45,179
Structure Therapeutics Inc ADR
(d)
272,200 24,076
Viking Therapeutics Inc
(d)
298,800 8,677
$ 223,912
Building Materials - 4 .56%
Louisiana-Pacific Corp 104,000 8,709
Modine Manufacturing Co
(d)
286,400 52,887
SPX Technologies Inc
(d)
129,660 27,022
Trex Co Inc
(d)
393,100 16,282
$ 104,900
Chemicals - 0 .95%
Ingevity Corp
(d)
221,800 14,592
Perimeter Solutions Inc
(d)
273,300 7,147
$ 21,739
Commercial Services - 3 .19%
BOYD GROUP INC 69,900 11,508
Huron Consulting Group Inc
(d)
199,600 33,733
Stride Inc
(d)
333,300 28,197
$ 73,438
Computers - 2 .19%
Netskope Inc
(d),(e)
878,800 13,050
Parsons Corp
(d)
259,700 18,195
Varonis Systems Inc
(d)
643,700 19,208
$ 50,453
Distribution & Wholesale - 1 .65%
WESCO International Inc 131,000 37,915
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 4 .71%
Hamilton Lane Inc 162,600 $ 22,966
Jefferson Capital Inc 623,360 13,321
Lazard Inc 562,300 30,207
OneMain Holdings Inc 232,400 15,231
Stifel Financial Corp 216,000 26,633
$ 108,358
Electric - 0 .95%
Algonquin Power & Utilities Corp 3,336,000 21,851
Electrical Components & Equipment - 1 .30%
EnerSys 165,707 29,859
Electronics - 2 .95%
Advanced Energy Industries Inc 180,000 45,965
TD SYNNEX Corp 138,377 21,956
$ 67,921
Engineering & Construction - 5 .03%
Dycom Industries Inc
(d)
82,000 29,880
MYR Group Inc
(d)
127,000 31,755
Sterling Infrastructure Inc
(d)
109,600 39,227
Tutor Perini Corp 187,600 14,800
$ 115,662
Entertainment - 0 .91%
TKO Group Holdings Inc 103,300 20,926
Environmental Control - 0 .58%
Montrose Environmental Group Inc
(d)
594,200 13,239
Food - 0 .75%
Performance Food Group Co
(d)
180,718 17,250
Gas - 1 .54%
Southwest Gas Holdings Inc 426,200 35,298
Healthcare - Products - 3 .17%
Adaptive Biotechnologies Corp
(d)
501,600 9,280
Castle Biosciences Inc
(d)
809,738 31,895
Natera Inc
(d)
137,700 31,828
$ 73,003
Healthcare - Services - 3 .35%
Addus HomeCare Corp
(d)
150,500 15,574
LifeStance Health Group Inc
(d)
1,297,600 9,174
Lumexa Imaging Holdings Inc
(d)
313,360 3,839
Privia Health Group Inc
(d)
963,839 22,380
RadNet Inc
(d)
371,200 26,021
$ 76,988
Home Builders - 1 .92%
LCI Industries 101,600 14,904
Taylor Morrison Home Corp
(d)
479,000 29,195
$ 44,099
Insurance - 2 .81%
CNO Financial Group Inc 491,166 20,653
Essent Group Ltd 257,900 16,227
Lincoln National Corp 668,900 27,833
$ 64,713
Internet - 0 .38%
Lyft Inc
(d)
515,500 8,696
Investment Companies - 0 .49%
Riot Platforms Inc
(d)
730,400 11,299
Iron & Steel - 1 .51%
Commercial Metals Co 451,200 34,684
Leisure Products & Services - 2 .51%
Callaway Golf Co
(d)
1,452,700 20,846
Life Time Group Holdings Inc
(d)
861,000 25,116
Lindblad Expeditions Holdings Inc
(d)
704,200 11,739
$ 57,701
Machinery - Diversified - 1 .22%
Mueller Water Products Inc - Class A 1,034,600 28,007
Mining - 0 .70%
MP Materials Corp
(d)
155,400 9,133
OR Royalties Inc 173,800 6,854
$ 15,987

Schedule of Investments
SmallCap Fund
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 1 .42%
Entegris Inc 122,840 $ 14,504
Fabrinet
(d)
37,251 18,232
$ 32,736
Oil & Gas - 2 .88%
Chord Energy Corp 114,400 11,467
Gulfport Energy Corp
(d)
148,000 30,217
Patterson-UTI Energy Inc 3,246,430 24,446
$ 66,130
Oil & Gas Services - 2 .09%
Helix Energy Solutions Group Inc
(d)
1,818,000 14,435
Solaris Energy Infrastructure Inc 608,500 33,583
$ 48,018
Pharmaceuticals - 2 .45%
Abivax SA ADR
(d)
125,200 13,916
AdaptHealth Corp
(d)
717,000 7,206
BellRing Brands Inc
(d)
445,100 11,069
Collegium Pharmaceutical Inc
(d)
526,800 24,191
$ 56,382
Pipelines - 0 .61%
Kinetik Holdings Inc
(e)
340,100 13,913
Real Estate - 0 .83%
Newmark Group Inc 1,076,700 19,198
REITs - 4 .82%
American Healthcare REIT Inc 237,800 11,155
American Homes 4 Rent 546,100 17,104
Cousins Properties Inc 658,100 16,610
InvenTrust Properties Corp 587,100 17,255
Ladder Capital Corp 642,800 7,052
Rexford Industrial Realty Inc 533,200 21,611
Sabra Health Care REIT Inc 1,069,100 20,024
$ 110,811
Retail - 2 .03%
American Eagle Outfitters Inc 83,929 1,956
BJ's Wholesale Club Holdings Inc
(d)
126,651 11,708
Boot Barn Holdings Inc
(d)
112,600 20,097
Cava Group Inc
(d)
213,000 12,912
$ 46,673
Semiconductors - 2 .73%
Allegro MicroSystems Inc
(d)
647,100 23,884
SiTime Corp
(d)
107,400 38,998
$ 62,882
Software - 3 .42%
Agilysys Inc
(d)
163,300 14,166
JFrog Ltd
(d)
493,900 27,066
ServiceTitan Inc
(d)
179,600 14,070
Sophia Genetics SA
(d)
689,000 3,617
Vertex Inc
(d)
623,126 11,559
Via Transportation Inc
(d),(e)
352,000 8,184
$ 78,662
Telecommunications - 1 .47%
Credo Technology Group Holding Ltd
(d)
269,595 33,775
Transportation - 0 .71%
ArcBest Corp 179,900 16,231
TOTAL COMMON STOCKS $ 2,274,668
Total Investments $ 2,326,011
Other Assets and Liabilities -  (1.15)% (26,460)
TOTAL NET ASSETS - 100.00% $ 2,299,551
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $27,587 or
1.20% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $26,530 or 1.15% of net assets.

Schedule of Investments
SmallCap Fund
January 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.59% $ 52,827 $ 316,447 $ 320,198 $ 49,076
$ 52,827 $ 316,447 $ 320,198 $ 49,076
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.59% $ 234 $ — $ — $ —
$ 234 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Growth Fund I
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .74 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .16%
iShares Russell 2000 Growth ETF
(a)
10,500 $ 3,531
Money Market Funds - 3 .58%
BlackRock Liquidity FedFund - Institutional Class
3.58%
(b),(c)
4,946,647 4,947
Principal Government Money Market Fund - Class
R-6 3.59%
(b),(c),(d)
74,396,010 74,396
$ 79,343
TOTAL INVESTMENT COMPANIES $ 82,874
COMMON STOCKS - 98 .30 % Shares Held Value (000's)
Advertising - 0 .00%
Boston Omaha Corp
(a),(e)
83 $ 1
Stagwell Inc
(e)
11,472 69
TechTarget Inc
(e)
186 1
$ 71
Aerospace & Defense - 6 .32%
AAR Corp
(e)
100,083 10,600
AeroVironment Inc
(e)
85,671 23,850
AIRO Group Holdings Inc
(a),(e)
587 6
Amprius Technologies Inc
(e)
11,318 141
Archer Aviation Inc
(e)
64,696 465
Astronics Corp
(e)
87,405 6,621
ATI Inc
(e)
69,716 8,387
Curtiss-Wright Corp 15,761 10,350
Eve Holding Inc
(a),(e)
9,828 39
Firefly Aerospace Inc
(a),(e)
1,387 35
Intuitive Machines Inc
(e)
541 10
Joby Aviation Inc
(a),(e)
49,879 527
Karman Holdings Inc
(e)
71,742 7,447
Kratos Defense & Security Solutions Inc
(e)
357,328 36,809
Loar Holdings Inc
(e)
89,308 6,125
Mercury Systems Inc
(e)
129,174 12,126
Moog Inc 2,884 881
Red Cat Holdings Inc
(a),(e)
10,498 142
Redwire Corp
(a),(e)
7,506 88
StandardAero Inc
(e)
379,743 11,730
Voyager Technologies Inc
(e)
130,501 3,984
$ 140,363
Agriculture - 0 .37%
Ispire Technology Inc
(a),(e)
1,929 7
Turning Point Brands Inc 1,578 191
Vital Farms Inc
(e)
278,492 7,923
$ 8,121
Airlines - 0 .34%
Allegiant Travel Co
(e)
84,594 7,497
flyExclusive Inc
(e)
256 1
Frontier Group Holdings Inc
(a),(e)
5,857 27
Sun Country Airlines Holdings Inc
(e)
3,056 54
$ 7,579
Apparel - 0 .02%
Ermenegildo Zegna NV 6,371 55
Kontoor Brands Inc 4,587 274
Steven Madden Ltd 615 27
Wolverine World Wide Inc 8,278 147
$ 503
Automobile Manufacturers - 0 .02%
Blue Bird Corp
(e)
3,262 164
REV Group Inc 4,995 319
$ 483
Automobile Parts & Equipment - 0 .15%
Aeva Technologies Inc
(e)
3,843 49
Dorman Products Inc
(e)
2,843 353
Douglas Dynamics Inc 2,029 77
Fox Factory Holding Corp
(e)
1,079 20
indie Semiconductor Inc
(a),(e)
7,710 32
Microvast Holdings Inc
(e)
13,329 35
Solid Power Inc
(e)
1,400 6
Visteon Corp 27,794 2,525
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
XPEL Inc
(e)
2,602 $ 134
$ 3,231
Banks - 2 .53%
Amerant Bancorp Inc 1,406 31
Arrow Financial Corp 61 2
Avidbank Holdings Inc
(e)
20 1
BancFirst Corp 1,978 217
Bancorp Inc/The
(e)
120,746 7,177
Bank First Corp 140 20
Bank of Hawaii Corp 3,128 234
Bank7 Corp 24 1
Bankwell Financial Group Inc 113 5
Bridgewater Bancshares Inc
(e)
1,009 19
California BanCorp 345 6
Capital Bancorp Inc 263 8
Carter Bankshares Inc
(e)
402 9
Citizens Financial Services Inc 23 1
City Holding Co 928 114
Coastal Financial Corp/WA
(e)
52,695 5,047
CoastalSouth Bancshares Inc 55 1
Commercial Bancgroup Inc 47 1
Community Financial System Inc 1,235 77
Community West Bancshares 310 7
ConnectOne Bancorp Inc 1,230 33
Customers Bancorp Inc
(e)
84,488 6,677
Dime Community Bancshares Inc 688 23
Eagle Bancorp Inc 483 13
Eagle Financial Services Inc 17 1
Esquire Financial Holdings Inc 761 81
Finwise Bancorp
(e)
571 10
First BanCorp/Puerto Rico 8,864 196
First Business Financial Services Inc 33 2
First Community Corp/SC 180 5
First Financial Bankshares Inc 13,811 439
First Financial Corp 145 9
First Internet Bancorp 383 8
First Merchants Corp 310 12
First National Corp/VA 31 1
Five Star Bancorp 1,052 42
GBank Financial Holdings Inc
(e)
43,342 1,410
Glacier Bancorp Inc 2,626 133
Hanover Bancorp Inc 19 —
Hope Bancorp Inc 639 8
International Bancshares Corp 593 41
Lakeland Financial Corp 1,456 87
LINKBANCORP Inc 186 2
Live Oak Bancshares Inc 1,628 65
MainStreet Bancshares Inc 26 1
Meridian Corp 115 2
Metrocity Bankshares Inc 1,230 35
Metropolitan Bank Holding Corp 219 20
NBT Bancorp Inc 333 15
Nicolet Bankshares Inc 391 57
Northeast Bank 458 53
Northrim BanCorp Inc 1,156 27
Norwood Financial Corp 40 1
Old National Bancorp/IN 4,233 103
OP Bancorp 74 1
Orange County Bancorp Inc 346 11
Origin Bancorp Inc 183 8
Pathward Financial Inc 2,346 212
Patriot National Bancorp Inc
(a),(e)
7,018 11
PCB Bancorp 102 2
Peapack-Gladstone Financial Corp 676 21
Peoples Financial Services Corp 49 3
Princeton Bancorp Inc 44 2
Prosperity Bancshares Inc 249,529 17,220
Richmond Mutual BanCorp Inc 54 1
Seacoast Banking Corp of Florida 104,330 3,489

Schedule of Investments
SmallCap Growth Fund I
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
ServisFirst Bancshares Inc 5,307 $ 434
Shore Bancshares Inc 506 10
SmartFinancial Inc 257 10
Stock Yards Bancorp Inc 2,558 173
Texas Capital Bancshares Inc
(e)
641 65
Triumph Financial Inc
(e)
1,085 68
UMB Financial Corp 65,826 8,370
Union Bankshares Inc/Morrisville VT 349 9
Unity Bancorp Inc 353 19
Valley National Bancorp 12,221 152
WesBanco Inc 91,422 3,227
West BanCorp Inc 232 6
$ 56,114
Beverages - 0 .47%
BRC Inc
(a),(e)
9,471 8
Celsius Holdings Inc
(e)
192,181 10,086
National Beverage Corp
(e)
2,484 84
Vita Coco Co Inc/The
(e)
4,886 261
Westrock Coffee Co
(a),(e)
3,690 18
Zevia PBC
(e)
5,687 10
$ 10,467
Biotechnology - 7 .78%
Aardvark Therapeutics Inc
(a),(e)
731 9
Abeona Therapeutics Inc
(a),(e)
4,622 24
Absci Corp
(a),(e)
11,181 33
ACADIA Pharmaceuticals Inc
(e)
191,427 4,811
ADC Therapeutics SA
(e)
8,833 32
ADMA Biologics Inc
(e)
23,772 411
Aldeyra Therapeutics Inc
(e)
4,522 24
Alector Inc
(e)
635 1
Alpha Teknova Inc
(a),(e)
533 1
Altimmune Inc
(a),(e)
9,111 51
Amicus Therapeutics Inc
(e)
30,532 436
AnaptysBio Inc
(e)
1,909 90
Anavex Life Sciences Corp
(a),(e)
8,805 41
ANI Pharmaceuticals Inc
(e)
1,863 152
Apogee Therapeutics Inc
(e)
74,211 4,862
Arbutus Biopharma Corp
(e)
14,693 61
Arcellx Inc
(e)
3,523 241
Arcturus Therapeutics Holdings Inc
(a),(e)
996 7
Arcus Biosciences Inc
(e)
5,933 125
Arcutis Biotherapeutics Inc
(e)
11,280 286
Ardelyx Inc
(e)
24,582 189
ArriVent Biopharma Inc
(e)
3,023 68
Arrowhead Pharmaceuticals Inc
(e)
13,624 945
ARS Pharmaceuticals Inc
(a),(e)
6,061 61
Atlantic International Corp
(e)
429 1
Aura Biosciences Inc
(e)
1,452 8
Aurinia Pharmaceuticals Inc
(e)
12,196 177
Avidity Biosciences Inc
(e)
10,921 793
Axsome Therapeutics Inc
(e)
30,409 5,602
Beam Therapeutics Inc
(a),(e)
9,814 271
Benitec Biopharma Inc
(a),(e)
1,525 19
Bicara Therapeutics Inc
(e)
145 2
BioCryst Pharmaceuticals Inc
(e)
21,483 141
Biohaven Ltd
(e)
9,541 113
Blueprint Medicines Corp - Contingent Value
Rights
(e),(f)
65,056 —
Bridgebio Pharma Inc
(e)
269,961 20,860
Bright Minds Biosciences Inc
(e)
536 42
Capricor Therapeutics Inc
(e)
3,960 87
Cardiff Oncology Inc
(a),(e)
2,986 5
Cartesian Therapeutics Inc
(a),(e)
84 1
Cartesian Therapeutics Inc - Contingent Value
Rights
(e),(f)
3,555 1
Celcuity Inc
(a),(e)
52,559 5,751
CG oncology Inc
(e)
108,404 5,643
Cogent Biosciences Inc
(e)
433,779 15,577
Compass Therapeutics Inc
(e)
7,143 46
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Crinetics Pharmaceuticals Inc
(e)
10,052 $ 502
Cytokinetics Inc
(e)
83,398 5,270
Day One Biopharmaceuticals Inc
(e)
259 3
Definium Therapeutics Inc
(e)
3,015 51
Denali Therapeutics Inc
(e)
209,010 4,544
DiaMedica Therapeutics Inc
(e)
3,511 28
Dianthus Therapeutics Inc
(e)
84,703 4,523
Disc Medicine Inc
(e)
2,574 199
Dynavax Technologies Corp
(e)
10,344 160
Dyne Therapeutics Inc
(e)
4,074 73
Edgewise Therapeutics Inc
(e)
112,058 3,154
Eledon Pharmaceuticals Inc
(e)
260 1
Esperion Therapeutics Inc
(e)
8,688 29
Evolus Inc
(e)
5,336 25
Forafric Global PLC
(e)
300 3
Geron Corp
(e)
56,932 78
Gossamer Bio Inc
(e)
19,853 45
Greenwich Lifesciences Inc
(a),(e)
550 17
Halozyme Therapeutics Inc
(e)
50,221 3,601
Humacyte Inc
(a),(e)
1,536 2
ImmunityBio Inc
(a),(e)
24,932 156
Immunome Inc
(e)
9,603 236
Immunovant Inc
(e)
7,175 187
Inmune Bio Inc
(e)
1,530 2
Innoviva Inc
(e)
5,684 114
Janux Therapeutics Inc
(e)
1,413 19
Krystal Biotech Inc
(e)
2,548 711
Kymera Therapeutics Inc
(e)
67,779 4,927
LB Pharmaceuticals Inc
(e)
1,036 22
Legend Biotech Corp ADR
(e)
79,167 1,385
LENZ Therapeutics Inc
(a),(e)
1,690 27
Ligand Pharmaceuticals Inc
(e)
230 44
Liquidia Corp
(e)
6,597 280
MapLight Therapeutics Inc
(e)
909 16
Maze Therapeutics Inc
(e)
149 6
MeiraGTx Holdings plc
(e)
3,157 24
Mineralys Therapeutics Inc
(e)
112,433 3,473
Monopar Therapeutics Inc
(e)
469 28
Nektar Therapeutics
(e)
90,281 3,370
NeoGenomics Inc
(e)
1,257 15
Newamsterdam Pharma Co NV
(e)
83,538 2,600
Niagen Bioscience Inc
(e)
5,455 33
Novavax Inc
(a),(e)
12,646 112
Nuvalent Inc
(e)
60,266 6,201
Nuvation Bio Inc
(e)
1,662 9
Omeros Corp
(a),(e)
6,045 71
Organogenesis Holdings Inc
(e)
7,040 28
Palvella Therapeutics Inc
(a),(e)
34,632 2,656
Phathom Pharmaceuticals Inc
(a),(e)
1,090 15
Praxis Precision Medicines Inc
(e)
203 64
Precigen Inc
(e)
17,277 78
Protalix BioTherapeutics Inc
(e)
7,395 17
Prothena Corp PLC
(e)
257 2
PTC Therapeutics Inc
(e)
6,487 490
Rapport Therapeutics Inc
(e)
86,494 2,302
Recursion Pharmaceuticals Inc
(a),(e)
39,009 163
Rezolute Inc
(e)
7,137 24
Rigel Pharmaceuticals Inc
(e)
1,821 63
Rocket Pharmaceuticals Inc
(e)
677 2
Sana Biotechnology Inc
(e)
1,902 8
Savara Inc
(e)
933,285 5,039
Scholar Rock Holding Corp
(e)
7,762 344
Sionna Therapeutics Inc
(a),(e)
1,646 70
Soleno Therapeutics Inc
(e)
101,220 3,904
Stoke Therapeutics Inc
(e)
4,614 140
Structure Therapeutics Inc ADR
(e)
52,228 4,620
Syndax Pharmaceuticals Inc
(e)
8,163 166
Tarsus Pharmaceuticals Inc
(e)
4,030 260
Taysha Gene Therapies Inc
(e)
22,655 102

Schedule of Investments
SmallCap Growth Fund I
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Tectonic Therapeutic Inc
(a),(e)
93 $ 2
Terns Pharmaceuticals Inc
(e)
92,234 3,191
Tevogen Bio Holdings Inc
(e)
810 —
TG Therapeutics Inc
(e)
14,901 439
Theravance Biopharma Inc
(e)
3,128 59
Travere Therapeutics Inc
(e)
381,698 11,867
TriSalus Life Sciences Inc
(e)
727 4
Tvardi Therapeutics Inc
(e)
29 —
UroGen Pharma Ltd
(e)
3,149 62
Vera Therapeutics Inc
(e)
91,663 3,965
Veracyte Inc
(e)
8,050 307
Verastem Inc
(e)
3,068 19
Vericel Corp
(e)
5,182 186
Viridian Therapeutics Inc
(e)
154,314 5,092
WaVe Life Sciences Ltd
(e)
581,749 7,528
Xenon Pharmaceuticals Inc
(e)
113,239 4,644
XOMA Royalty Corp
(e)
686 18
Zevra Therapeutics Inc
(e)
5,671 51
Zymeworks Inc
(e)
5,124 115
$ 172,583
Building Materials - 4 .16%
AAON Inc
(a)
95,078 8,658
Armstrong World Industries Inc 34,568 6,352
Eagle Materials Inc 34,937 7,120
Griffon Corp 3,950 322
James Hardie Industries PLC
(e)
105,100 2,416
Knife River Corp
(e)
5,883 395
LSI Industries Inc 2,150 48
Modine Manufacturing Co
(e)
176,976 32,681
Simpson Manufacturing Co Inc 42,891 7,582
Smith-Midland Corp
(e)
279 10
SPX Technologies Inc
(e)
127,354 26,541
Tecnoglass Inc 2,780 136
Titan America SA 2,552 44
UFP Industries Inc 327 34
$ 92,339
Chemicals - 0 .74%
Balchem Corp 3,365 573
Cabot Corp 5,115 369
Calumet Inc
(a),(e)
814 18
Chemours Co/The 15,459 232
Codexis Inc
(e)
6,283 8
Element Solutions Inc 300,928 8,757
Hawkins Inc 2,016 263
HB Fuller Co 89,453 5,376
Ingevity Corp
(e)
3,756 247
Innospec Inc 130 11
Oil-Dri Corp of America 818 49
Sensient Technologies Corp 4,351 411
$ 16,314
Coal - 0 .02%
Alpha Metallurgical Resources Inc
(e)
366 77
Core Natural Resources Inc 1,821 173
Hallador Energy Co
(e)
2,972 55
Ramaco Resources Inc - A Shares
(e)
4,252 83
$ 388
Commercial Services - 2 .90%
Adtalem Global Education Inc
(e)
3,693 382
AirSculpt Technologies Inc
(e)
644 2
Alarm.com Holdings Inc
(e)
4,895 239
Alta Equipment Group Inc
(a)
250 2
American Public Education Inc
(e)
1,701 71
Andersen Group Inc
(a),(e)
231,232 5,191
Arlo Technologies Inc
(e)
488,183 6,195
Barrett Business Services Inc 2,581 98
Bright Horizons Family Solutions Inc
(e)
108,428 10,044
Brink's Co/The 4,328 550
Cadiz Inc
(e)
5,651 32
Carriage Services Inc 1,483 64
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Cass Information Systems Inc 1,111 $ 50
CBIZ Inc
(e)
5,078 200
Chaince Digital Holdings Inc
(a),(e)
144 1
Cimpress PLC
(e)
355 28
CoreCivic Inc
(e)
1,673 31
Coursera Inc
(e)
14,560 88
CPI Card Group Inc
(e)
605 8
CRA International Inc 657 124
Distribution Solutions Group Inc
(e)
844 24
Driven Brands Holdings Inc
(a),(e)
6,137 95
Emerald Holding Inc 1,424 7
European Wax Center Inc
(a),(e)
2,808 11
EVERTEC Inc 6,614 199
First Advantage Corp
(a),(e)
323,738 4,370
Flywire Corp
(e)
10,882 137
Franklin Covey Co
(e)
950 19
FTI Consulting Inc
(e)
49,225 8,598
GEO Group Inc/The
(e)
13,887 222
GPGI Inc 5,267 124
Hackett Group Inc/The 2,360 43
Healthcare Services Group Inc
(e)
3,284 62
Herc Holdings Inc 3,364 482
Hertz Global Holdings Inc
(a),(e)
12,118 59
HireQuest Inc
(a)
96 1
Huron Consulting Group Inc
(e)
1,747 295
Information Services Group Inc 1,294 7
Insperity Inc 3,713 159
John Wiley & Sons Inc 3,949 123
Kforce Inc 1,604 57
KinderCare Learning Cos Inc
(e)
3,229 15
Korn Ferry 2,481 172
Laureate Education Inc
(e)
4,542 156
Legalzoom.com Inc
(e)
13,067 116
Legence Corp
(e)
2,150 101
Lifecore Biomedical Inc
(e)
1,906 17
Lincoln Educational Services Corp
(e)
3,048 81
Marqeta Inc
(e)
17,136 71
Mister Car Wash Inc
(e)
1,522,586 8,451
National Research Corp 1,126 23
NIQ Global Intelligence Plc
(a),(e)
414,024 7,034
Payoneer Global Inc
(e)
28,565 183
Priority Technology Holdings Inc
(a),(e)
2,811 17
Progyny Inc
(e)
7,714 184
Quad/Graphics Inc 2,079 13
RCM Technologies Inc
(e)
502 10
Remitly Global Inc
(e)
17,331 229
Rentokil Initial PLC ADR
(a)
115,824 3,650
Sezzle Inc
(e)
1,540 97
Shift4 Payments Inc
(a),(e)
58,658 3,463
SoundThinking Inc
(e)
977 7
Spire Global Inc
(a),(e)
2,810 32
StoneCo Ltd
(e)
25,765 416
Stride Inc
(e)
4,398 372
TIC Solutions Inc
(e)
4,790 48
Transcat Inc
(e)
445 27
TriNet Group Inc 3,085 189
Udemy Inc
(e)
9,817 47
Universal Technical Institute Inc
(e)
4,851 135
Upbound Group Inc 1,938 37
USCB Financial Holdings Inc 413 8
Verra Mobility Corp
(e)
16,391 316
Willdan Group Inc
(e)
983 124
$ 64,335
Computers - 2 .34%
Cantaloupe Inc
(e)
5,721 61
CSP Inc 608 7
Diebold Nixdorf Inc
(e)
2,398 166
D-Wave Quantum Inc
(a),(e)
306,561 6,505
Figure Technology Solutions Inc
(a),(e)
107,589 6,120

Schedule of Investments
SmallCap Growth Fund I
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Grid Dynamics Holdings Inc
(e)
5,597 $ 46
Insight Enterprises Inc
(e)
1,042 88
Lumentum Holdings Inc
(e)
40,820 15,995
Maximus Inc 5,820 550
Mitek Systems Inc
(e)
921 9
NCR Atleos Corp
(e)
7,527 281
NextNav Inc
(a),(e)
9,723 140
OneSpan Inc 462 5
PAR Technology Corp
(e)
2,411 63
Parsons Corp
(e)
95,795 6,711
Pitney Bowes Inc 6,092 64
Qualys Inc
(e)
3,762 496
Rapid7 Inc
(e)
6,568 78
Rigetti Computing Inc
(e)
32,774 596
Rimini Street Inc
(e)
413 1
Rubrik Inc
(e)
89,267 4,995
Tenable Holdings Inc
(e)
106,042 2,339
Unisys Corp
(e)
5,444 14
V2X Inc
(e)
154 11
Varonis Systems Inc
(e)
223,160 6,659
Vuzix Corp
(a),(e)
6,632 17
$ 52,017
Consumer Products - 0 .01%
WD-40 Co 1,401 324
Cosmetics & Personal Care - 0 .01%
Beauty Health Co/The
(a),(e)
9,930 15
Honest Co Inc/The
(a),(e)
4,091 10
Interparfums Inc 1,895 185
Prestige Consumer Healthcare Inc
(e)
952 62
Solesence Inc
(a),(e)
927 1
$ 273
Distribution & Wholesale - 1 .31%
Global Industrial Co 1,537 47
OPENLANE Inc
(e)
253,482 7,615
Rush Enterprises Inc - Class A 3,404 218
Rush Enterprises Inc - Class B 517 30
SiteOne Landscape Supply Inc
(e)
42,780 6,141
ThredUp Inc
(e)
10,053 51
VSE Corp 68,202 14,907
$ 29,009
Diversified Financial Services - 3 .92%
Acadian Asset Management Inc 2,767 153
Artisan Partners Asset Management Inc 3,542 158
Atlanticus Holdings Corp
(e)
18 1
Bakkt Inc
(e)
275 4
BGC Group Inc 37,184 339
Brookfield Business Corp
(a)
784 28
Burford Capital Ltd 13,121 127
Cohen & Steers Inc 2,605 167
Columbia Financial Inc
(e)
125 2
Dave Inc
(e)
1,063 174
Diamond Hill Investment Group Inc 40 7
DigitalBridge Group Inc 249,403 3,838
Enova International Inc
(e)
2,473 409
Federal Agricultural Mortgage Corp 870 147
First Western Financial Inc
(e)
297 8
Fold Holdings Inc
(e)
195 —
GCM Grosvenor Inc 4,773 54
Houlihan Lokey Inc 49,712 8,367
International Money Express Inc
(e)
2,858 44
Jefferson Capital Inc 259 6
LendingClub Corp
(e)
230,736 3,902
LendingTree Inc
(e)
82,459 4,672
Marex Group PLC 212,191 8,378
Miami International Holdings Inc
(e)
1,285 54
Moelis & Co 152,389 10,922
NerdWallet Inc
(e)
4,303 52
OppFi Inc 2,513 24
Pagseguro Digital Ltd 11,403 128
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Paysign Inc
(e)
3,562 $ 15
Perella Weinberg Partners 257,206 5,738
Piper Sandler Cos 53,841 18,648
PJT Partners Inc 2,356 408
Regional Management Corp 81 3
Resolute Holdings Management Inc
(a),(e)
177 36
Siebert Financial Corp
(e)
104 —
StepStone Group Inc 141,581 10,008
Stifel Financial Corp 69,133 8,524
StoneX Group Inc
(e)
5,043 566
Strive Inc
(e)
2,673 2
Upstart Holdings Inc
(a),(e)
8,750 343
Victory Capital Holdings Inc 4,555 321
Vroom Inc
(a),(e)
9 —
Webull Corp
(e)
3,642 26
WisdomTree Inc 12,704 206
$ 87,009
Electric - 0 .02%
Genie Energy Ltd 105 1
MGE Energy Inc 1,990 159
Oklo Inc
(a),(e)
2,624 209
Otter Tail Corp 259 23
$ 392
Electrical Components & Equipment - 1 .55%
American Superconductor Corp
(e)
179,374 5,366
AZZ Inc 3,057 380
Belden Inc 4,028 473
Energizer Holdings Inc 5,053 110
EnerSys 225 41
Generac Holdings Inc
(e)
9,037 1,519
Graham Corp
(e)
1,082 76
Insteel Industries Inc 1,075 36
nLight Inc
(e)
182,701 8,333
Novanta Inc
(e)
64,358 8,659
Powell Industries Inc 979 434
Universal Display Corp 77,667 8,918
$ 34,345
Electronics - 4 .16%
Advanced Energy Industries Inc 62,176 15,877
Allient Inc 61 4
Applied Optoelectronics Inc
(a),(e)
161,643 7,049
Atmus Filtration Technologies Inc 7,752 449
Badger Meter Inc 3,042 446
CTS Corp 424 22
Enovix Corp
(e)
17,285 114
ESCO Technologies Inc 82,478 18,819
Evolv Technologies Holdings Inc
(e)
1,030,127 6,377
Itron Inc
(e)
2,274 225
Knowles Corp
(e)
597 15
Kopin Corp
(e)
18,346 47
KULR Technology Group Inc
(a),(e)
4,052 14
Mesa Laboratories Inc 546 43
MicroVision Inc
(e)
19,515 16
Mirion Technologies Inc
(e)
480,347 11,932
M-Tron Industries Inc
(e)
250 16
Napco Security Technologies Inc 3,556 131
Neonode Inc
(e)
871 2
NVE Corp 497 34
OSI Systems Inc
(e)
1,669 418
Plexus Corp
(e)
11,606 2,313
Sanmina Corp
(e)
2,412 342
SKYX Platforms Corp
(e)
7,334 18
TTM Technologies Inc
(e)
225,064 22,101
Turtle Beach Corp
(e)
1,094 13
Vicor Corp
(e)
2,357 372
Woodward Inc 15,757 5,008
$ 92,217

Schedule of Investments
SmallCap Growth Fund I
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Energy - Alternate Sources - 0 .97%
Array Technologies Inc
(e)
3,368 $ 38
ASP Isotopes Inc
(a),(e)
9,478 60
Eos Energy Enterprises Inc
(e)
402,915 5,898
Fluence Energy Inc
(e)
5,318 164
Montauk Renewables Inc
(e)
1,021 2
Nextpower Inc
(e)
131,448 15,391
OPAL Fuels Inc
(e)
967 2
REX American Resources Corp
(e)
737 25
Shoals Technologies Group Inc
(e)
2,939 28
SunPower Inc
(e)
1,002 2
Verde Clean Fuels Inc
(e)
442 1
XCF Global Inc
(e)
1,019 —
$ 21,611
Engineering & Construction - 2 .22%
908 Devices Inc
(e)
2,146 13
Arcosa Inc 1,409 161
Argan Inc 24,550 8,522
Bowman Consulting Group Ltd
(e)
14,617 509
Cardinal Infrastructure Group Inc
(e)
118,409 2,983
Centuri Holdings Inc
(e)
8,034 222
Concrete Pumping Holdings Inc
(e)
89 —
Construction Partners Inc
(e)
4,827 530
Dycom Industries Inc
(e)
2,873 1,047
Energy Services of America Corp 1,210 11
Everus Construction Group Inc
(e)
91,452 8,093
Exponent Inc 5,228 376
Frontdoor Inc
(e)
7,538 446
Granite Construction Inc 3,881 469
IES Holdings Inc
(e)
927 352
Latham Group Inc
(e)
295,318 1,858
Limbach Holdings Inc
(e)
1,103 95
MYR Group Inc
(e)
1,587 397
Orion Group Holdings Inc
(e)
714 9
Primoris Services Corp 85,670 12,701
Sterling Infrastructure Inc
(e)
22,268 7,969
TopBuild Corp
(e)
5,351 2,504
TSS Inc/MD
(a),(e)
2,045 21
$ 49,288
Entertainment - 1 .15%
Accel Entertainment Inc
(e)
5,257 59
Atlanta Braves Holdings Inc - A shares
(a),(e)
649 29
Atlanta Braves Holdings Inc - C shares
(e)
4,747 190
Bally's Corp
(a),(e)
986 15
Cinemark Holdings Inc 10,676 253
Falcon's Beyond Global Inc
(a),(e)
1,146 7
IMAX Corp
(e)
212,005 7,401
Inspired Entertainment Inc
(e)
2,801 25
Madison Square Garden Entertainment Corp
(e)
4,084 253
Monarch Casino & Resort Inc 1,325 121
Pursuit Attractions and Hospitality Inc
(e)
68 2
RCI Hospitality Holdings Inc 511 12
Red Rock Resorts Inc 2,780 176
Reservoir Media Inc
(e)
178 1
Rush Street Interactive Inc
(e)
939,133 16,594
Six Flags Entertainment Corp
(e)
7,875 142
Super Group SGHC Ltd 16,345 155
United Parks & Resorts Inc
(e)
2,659 100
$ 25,535
Environmental Control - 1 .53%
Casella Waste Systems Inc
(e)
89,470 9,026
CECO Environmental Corp
(e)
111,723 7,534
Energy Recovery Inc
(e)
5,319 78
Perma-Fix Environmental Services Inc
(e)
191 3
PureCycle Technologies Inc
(a),(e)
13,329 127
Waste Connections Inc 102,806 17,230
$ 33,998
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 0 .51%
Beyond Meat Inc
(a),(e)
1,891 $ 1
Calavo Growers Inc 1,611 41
Cal-Maine Foods Inc 4,552 380
Chefs' Warehouse Inc/The
(e)
160,461 10,093
J & J Snack Foods Corp 1,606 153
John B Sanfilippo & Son Inc 480 39
Lifeway Foods Inc
(e)
422 9
Mama's Creations Inc
(e)
3,763 57
Marzetti Company/The 2,065 354
Nathan's Famous Inc 256 26
Natural Grocers by Vitamin Cottage Inc 1,371 38
Simply Good Foods Co/The
(e)
6,120 115
SunOpta Inc
(e)
10,079 46
Tootsie Roll Industries Inc 1,872 71
$ 11,423
Forest Products & Paper - 0 .00%
Sylvamo Corp 969 47
Gas - 0 .00%
Chesapeake Utilities Corp 827 106
RGC Resources Inc 33 1
$ 107
Hand & Machine Tools - 0 .59%
Cadre Holdings Inc 2,935 118
Enerpac Tool Group Corp 99,764 4,026
Franklin Electric Co Inc 3,994 398
MSA Safety Inc 48,557 8,602
$ 13,144
Healthcare - Products - 7 .98%
10X Genomics Inc
(e)
2,906 59
Accuray Inc
(e)
9,624 8
Adaptive Biotechnologies Corp
(e)
15,331 284
Alphatec Holdings Inc
(e)
457,961 6,792
AngioDynamics Inc
(e)
888 9
Anteris Technologies Global Corp
(a),(e)
3,478 21
Artivion Inc
(e)
3,511 143
AtriCure Inc
(e)
235,342 8,692
Avita Medical Inc
(a),(e)
1,248 5
Axogen Inc
(e)
4,566 159
Beta Bionics Inc
(e)
3,545 49
Billiontoone Inc
(a),(e)
75,369 6,219
BioLife Solutions Inc
(e)
4,210 92
Bio-Techne Corp 184,304 11,812
Bioventus Inc
(e)
4,846 38
Bruker Corp 274,672 12,165
Butterfly Network Inc
(a),(e)
19,961 79
CapsoVision Inc
(e)
210 1
CareDx Inc
(e)
5,357 110
Ceribell Inc
(e)
2,732 56
Cerus Corp
(e)
19,418 45
ClearPoint Neuro Inc
(a),(e)
2,715 35
CVRx Inc
(e)
1,303 9
Delcath Systems Inc
(e)
3,049 30
Electromed Inc
(e)
691 21
Embecta Corp 686 7
Establishment Labs Holdings Inc
(e)
262,179 17,867
Glaukos Corp
(e)
103,142 12,313
Guardant Health Inc
(e)
341,503 38,945
Haemonetics Corp
(e)
4,956 330
ICU Medical Inc
(e)
1,875 281
Integer Holdings Corp
(e)
3,550 308
iRadimed Corp 834 82
IRhythm Holdings Inc
(e)
3,268 505
Kestra Medical Technologies Ltd
(a),(e)
352,379 8,693
KORU Medical Systems Inc
(e)
4,824 26
Lantheus Holdings Inc
(e)
6,890 461
LeMaitre Vascular Inc 2,154 183
LENSAR Inc
(a),(e)
832 11
LivaNova PLC
(e)
161,233 10,595
Lucid Diagnostics Inc
(e)
2,113 2

Schedule of Investments
SmallCap Growth Fund I
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Merit Medical Systems Inc
(e)
35,917 $ 2,913
MiMedx Group Inc
(e)
12,142 62
Myomo Inc
(e)
1,742 1
NeuroPace Inc
(e)
2,631 40
Novocure Ltd
(e)
10,430 129
OmniAb Inc
(e)
998 2
OmniAb Inc - Rights
(e)
95 —
OmniAb Inc - Rights
(e)
95 —
OrthoPediatrics Corp
(e)
214,688 3,748
Outset Medical Inc
(a),(e)
335 2
Picard Medical Inc
(e)
199 —
PROCEPT BioRobotics Corp
(e)
227,085 6,577
Pulmonx Corp
(e)
3,960 6
Pulse Biosciences Inc
(a),(e)
1,671 23
Quanterix Corp
(e)
252 2
QuidelOrtho Corp
(e)
3,023 82
Repligen Corp
(e)
57,104 8,530
RxSight Inc
(e)
3,664 32
Sanara Medtech Inc
(e)
310 7
SANUWAVE Health Inc
(e)
728 20
Shoulder Innovations Inc
(e)
331 5
SI-BONE Inc
(e)
315,537 5,231
STAAR Surgical Co
(e)
4,450 84
Stereotaxis Inc
(e)
5,821 13
Tandem Diabetes Care Inc
(e)
7,022 140
TransMedics Group Inc
(e)
85,352 11,435
Treace Medical Concepts Inc
(e)
4,883 11
Twist Bioscience Corp
(e)
6,128 252
UFP Technologies Inc
(e)
778 195
$ 177,084
Healthcare - Services - 2 .82%
Addus HomeCare Corp
(e)
916 95
agilon health Inc
(e)
31,611 26
Ardent Health Inc
(e)
116 1
Astrana Health Inc
(e)
4,245 97
Aveanna Healthcare Holdings Inc
(e)
421,953 3,544
BrightSpring Health Services Inc
(e)
372,126 14,613
Brookdale Senior Living Inc
(e)
21,134 317
Clover Health Investments Corp
(e)
42,206 95
Community Health Systems Inc
(e)
9,106 29
Concentra Group Holdings Parent Inc 11,285 250
CorVel Corp
(e)
2,999 209
Encompass Health Corp 101,387 9,584
Ensign Group Inc/The 5,757 988
GeneDx Holdings Corp
(e)
29,173 2,809
Ginkgo Bioworks Holdings Inc
(e)
177 2
HealthEquity Inc
(e)
184,640 15,819
Innovage Holding Corp
(e)
481 3
Joint Corp/The
(a),(e)
1,448 14
LifeStance Health Group Inc
(e)
9,469 67
Lumexa Imaging Holdings Inc
(e)
451,587 5,532
Nano-X Imaging Ltd
(a),(e)
801 2
Neuronetics Inc
(e)
4,039 8
Oncology Institute Inc/The
(a),(e)
7,265 20
Option Care Health Inc
(e)
16,390 557
Oscar Health Inc
(e)
20,361 292
PACS Group Inc
(e)
4,221 143
Pennant Group Inc/The
(e)
3,489 96
Privia Health Group Inc
(e)
11,943 277
RadNet Inc
(e)
99,575 6,980
SBC Medical Group Holdings Inc
(a),(e)
25 —
Sonida Senior Living Inc
(e)
355 11
Teladoc Health Inc
(e)
3,826 21
US Physical Therapy Inc 952 80
Viemed Healthcare Inc
(e)
3,825 29
$ 62,610
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 0 .07%
Cavco Industries Inc
(e)
798 $ 393
Champion Homes Inc
(e)
5,814 456
Dream Finders Homes Inc
(e)
722 13
Green Brick Partners Inc
(e)
1,109 77
Installed Building Products Inc 2,385 687
LCI Industries 268 39
$ 1,665
Home Furnishings - 0 .63%
Alliance Laundry Holdings Inc
(e)
1,122 25
Arhaus Inc
(e)
441,340 4,493
Daktronics Inc
(e)
683 16
Lovesac Co/The
(e)
851 11
SharkNinja Inc
(e)
78,419 9,269
Sonos Inc
(e)
11,303 162
$ 13,976
Insurance - 1 .20%
Abacus Global Management Inc 1,117 8
American Coastal Insurance Corp 1,321 15
American Integrity Insurance Group Inc
(e)
310 6
AMERISAFE Inc 1,049 39
Aspen Insurance Holdings Ltd
(e)
971 36
Ategrity Specialty Holdings LLC
(e)
19,460 346
Baldwin Insurance Group Inc/The
(e)
7,337 161
Bowhead Specialty Holdings Inc
(e)
1,825 45
Crawford & Co 1,671 18
F&G Annuities & Life Inc 236 7
Goosehead Insurance Inc
(e)
1,941 120
HCI Group Inc 1,106 175
Heritage Insurance Holdings Inc
(e)
1,955 51
Hippo Holdings Inc
(e)
917 27
Investors Title Co 27 7
Kestrel Group Ltd
(e)
104 1
Kingstone Cos Inc 1,084 17
Kingsway Financial Services Inc
(e)
1,987 27
Lemonade Inc
(e)
6,227 540
Neptune Insurance Holdings Inc
(a),(e)
184,216 4,697
Palomar Holdings Inc
(e)
63,891 7,897
Root Inc/OH
(e)
1,280 80
Selective Insurance Group Inc 5,516 464
Selectquote Inc
(e)
10,308 15
SiriusPoint Ltd
(e)
1,211 25
Skyward Specialty Insurance Group Inc
(e)
152,411 6,800
Slide Insurance Holdings Inc
(e)
84,555 1,457
Tiptree Inc 551 10
Trupanion Inc
(e)
3,819 122
TWFG Inc
(e)
134,091 3,351
Universal Insurance Holdings Inc 523 16
$ 26,580
Internet - 0 .77%
Arena Group Holdings Inc/The
(a),(e)
1,321 5
AudioEye Inc
(e)
818 8
Backblaze Inc
(e)
5,687 26
BARK Inc
(e)
6,547 6
Bumble Inc
(e)
429 1
Cargurus Inc
(e)
8,453 274
Cogent Communications Holdings Inc 4,996 121
Crexendo Inc
(e)
1,484 10
Entravision Communications Corp 835 3
EverQuote Inc
(e)
172,166 3,908
Figs Inc
(e)
9,084 98
fuboTV Inc
(e)
34,229 76
Gambling.com Group Ltd
(e)
1,664 8
Grindr Inc
(e)
3,444 39
Groupon Inc
(e)
2,552 36
HealthStream Inc 955 21
Hims & Hers Health Inc
(e)
21,025 570
LifeMD Inc
(a),(e)
2,816 9
Liquidity Services Inc
(e)
2,445 78
Magnite Inc
(e)
14,368 208

Schedule of Investments
SmallCap Growth Fund I
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
MediaAlpha Inc
(a),(e)
3,499 $ 36
Nerdy Inc
(a),(e)
6,089 6
OptimizeRx Corp
(e)
1,617 17
Phoenix Education Partners Inc 360 11
Q2 Holdings Inc
(e)
104,768 6,417
QuinStreet Inc
(e)
5,687 76
RealReal Inc/The
(e)
2,628 39
Revolve Group Inc
(e)
4,210 116
Rumble Inc
(a),(e)
2,555 15
Serve Robotics Inc
(a),(e)
5,704 59
Sprinklr Inc
(e)
11,646 74
Stitch Fix Inc
(e)
536 3
Stubhub Holdings Inc
(a),(e)
290,127 4,097
Travelzoo
(e)
431 3
TripAdvisor Inc
(e)
5,661 75
Tucows Inc
(e)
73 2
Upwork Inc
(e)
12,631 253
Vivid Seats Inc
(a),(e)
114 1
Yelp Inc
(e)
6,224 170
ZipRecruiter Inc
(a),(e)
6,415 16
$ 16,991
Investment Companies - 0 .18%
Bitdeer Technologies Group
(e)
10,107 132
Core Scientific Inc
(a),(e)
24,844 447
FTAI Infrastructure Inc 11,302 66
Innventure Inc
(a),(e)
210 —
Terawulf Inc
(e)
29,384 393
Trinity Capital Inc 179,519 3,021
$ 4,059
Iron & Steel - 0 .32%
Carpenter Technology Corp 22,239 7,068
Leisure Products & Services - 0 .86%
Acushnet Holdings Corp 2,843 276
Global Business Travel Group I
(a),(e)
11,887 81
Life Time Group Holdings Inc
(e)
170,662 4,978
Lindblad Expeditions Holdings Inc
(e)
3,898 65
Livewire Group Inc
(a),(e)
3,182 7
Marine Products Corp 325 3
OneSpaWorld Holdings Ltd 222,599 4,374
Patrick Industries Inc 3,347 422
Peloton Interactive Inc
(e)
14,301 80
Sabre Corp
(e)
9,962 13
Xponential Fitness Inc
(e)
3,079 25
YETI Holdings Inc
(e)
191,658 8,761
$ 19,085
Lodging - 0 .01%
Hilton Grand Vacations Inc
(e)
6,237 281
Machinery - Construction & Mining - 2 .12%
Bloom Energy Corp
(e)
283,790 42,957
BWX Technologies Inc 17,979 3,693
Lightbridge Corp
(a),(e)
2,748 42
NANO Nuclear Energy Inc
(a),(e)
3,860 114
NuScale Power Corp
(e)
13,011 228
$ 47,034
Machinery - Diversified - 2 .38%
Aebi Schmidt Holding AG 159 2
Alamo Group Inc 326 64
Albany International Corp 933 52
Applied Industrial Technologies Inc 28,517 7,426
Cactus Inc 61,956 3,484
Chart Industries Inc
(e)
4,643 963
CSW Industrials Inc 1,677 453
DXP Enterprises Inc/TX
(e)
1,347 175
Esab Corp 47,872 5,797
Gorman-Rupp Co/The 2,190 119
IDEX Corp 23,388 4,644
Kadant Inc 23,798 7,640
Lindsay Corp 1,132 142
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Mueller Water Products Inc - Class A 134,046 $ 3,628
Power Solutions International Inc
(a),(e)
827 59
Pro-Dex Inc
(e)
216 9
Richtech Robotics Inc
(a),(e)
15,705 56
Thermon Group Holdings Inc
(e)
399 18
Watts Water Technologies Inc 2,823 845
Zurn Elkay Water Solutions Corp 371,734 17,141
$ 52,717
Media - 0 .01%
CuriosityStream Inc 3,848 14
GCI Liberty Inc - Escrow
(e),(f)
157,046 —
Optimum Communications Inc
(e)
4,032 6
Thryv Holdings Inc
(e)
3,818 18
USA TODAY Co Inc
(e)
13,015 77
Value Line Inc 37 2
$ 117
Metal Fabrication & Hardware - 0 .48%
Janus International Group Inc
(e)
5,172 36
Mayville Engineering Co Inc
(e)
74 1
Omega Flex Inc 364 12
Standex International Corp 1,013 243
Valmont Industries Inc 22,731 10,128
Worthington Enterprises Inc 1,065 59
Xometry Inc
(e)
4,474 256
$ 10,735
Mining - 0 .72%
American Battery Technology Co
(e)
6,111 25
Centrus Energy Corp
(a),(e)
1,347 375
Century Aluminum Co
(e)
5,430 246
Coeur Mining Inc
(e)
32,846 671
Compass Minerals International Inc
(e)
2,705 68
Constellium SE
(e)
5,205 117
Contango ORE Inc
(e)
1,137 32
Critical Metals Corp
(a),(e)
1,821 24
Dakota Gold Corp
(e)
9,051 54
Energy Fuels Inc/Canada
(e)
6,254 140
Hecla Mining Co 15,438 348
Idaho Strategic Resources Inc
(a),(e)
1,467 53
Ivanhoe Electric Inc / US
(e)
9,334 159
Kaiser Aluminum Corp 862 106
Lifezone Metals Ltd
(a),(e)
2,678 14
NioCorp Developments Ltd
(e)
10,988 65
Novagold Resources Inc
(e)
28,931 253
Perpetua Resources Corp
(e)
8,716 232
United States Antimony Corp
(e)
12,197 89
United States Lime & Minerals Inc 1,126 136
Uranium Energy Corp
(e)
520,277 8,970
US Gold Corp
(e)
1,126 19
US Goldmining Inc
(e)
115 2
USA Rare Earth Inc
(a),(e)
169,792 3,806
Vox Royalty Corp 6,096 32
$ 16,036
Miscellaneous Manufacturers - 3 .33%
Byrna Technologies Inc
(e)
100,159 1,374
Enpro Inc 76,715 18,318
Entegris Inc 106,575 12,583
Fabrinet
(e)
64,353 31,498
Federal Signal Corp 6,175 668
ITT Inc 48,186 8,784
JBT Marel Corp 2,596 408
Materion Corp 410 57
Myers Industries Inc 536 11
Park Aerospace Corp 909 22
Sight Sciences Inc
(e)
4,350 27
Sturm Ruger & Co Inc 442 16
Trinity Industries Inc 3,875 111
$ 73,877

Schedule of Investments
SmallCap Growth Fund I
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Office Furnishings - 0 .01%
CompX International Inc 74 $ 1
HNI Corp 2,694 129
Interface Inc 659 21
$ 151
Oil & Gas - 0 .07%
Comstock Resources Inc
(e)
5,295 129
CVR Energy Inc 3,246 74
Delek US Holdings Inc 6,136 181
Empire Petroleum Corp
(a),(e)
727 2
Epsilon Energy Ltd 115 1
Evolution Petroleum Corp 2,850 11
Gulfport Energy Corp
(e)
1,632 333
Infinity Natural Resources Inc
(e)
131 2
Kolibri Global Energy Inc
(e)
330 1
Magnolia Oil & Gas Corp 3,730 95
NextNRG Inc
(e)
307 —
Par Pacific Holdings Inc
(e)
1,483 56
Permian Resources Corp 28,480 459
PrimeEnergy Resources Corp
(e)
6 1
Riley Exploration Permian Inc 276 8
Sable Offshore Corp
(a),(e)
7,830 76
Seadrill Ltd
(e)
2,405 93
VAALCO Energy Inc 1,247 7
$ 1,529
Oil & Gas Services - 1 .86%
Archrock Inc 17,719 524
Atlas Energy Solutions Inc 5,827 68
DMC Global Inc
(e)
640 5
Flotek Industries Inc
(a),(e)
399 7
Flowco Holdings Inc 1,064 22
Helix Energy Solutions Group Inc
(e)
3,677 29
Kodiak Gas Services Inc 8,682 365
Matrix Service Co
(e)
637 9
National Energy Services Reunited Corp
(e)
556 11
Natural Gas Services Group Inc 276 10
Oceaneering International Inc
(e)
648,164 19,510
Select Water Solutions Inc 487 6
Solaris Energy Infrastructure Inc
(a)
160,109 8,836
TechnipFMC PLC 76,822 4,280
TETRA Technologies Inc
(e)
638,305 7,277
Tidewater Inc
(e)
4,795 300
$ 41,259
Packaging & Containers - 0 .00%
Ardagh Metal Packaging SA 3,650 16
Karat Packaging Inc 823 20
O-I Glass Inc
(e)
3,911 60
$ 96
Pharmaceuticals - 3 .09%
Actuate Therapeutics Inc
(e)
553 3
Akebia Therapeutics Inc
(e)
1,451 2
Alkermes PLC
(e)
12,484 423
Amneal Pharmaceuticals Inc
(e)
13,475 184
Amphastar Pharmaceuticals Inc
(e)
260 7
Amylyx Pharmaceuticals Inc
(e)
7,044 101
Aquestive Therapeutics Inc
(e)
3,044 9
Arvinas Inc
(e)
681 9
Ascendis Pharma A/S ADR
(e)
17,244 3,899
aTyr Pharma Inc
(a),(e)
9,157 8
Avadel Pharmaceuticals PLC
(e)
9,171 198
Biote Corp
(e)
620 1
Candel Therapeutics Inc
(a),(e)
4,115 24
Catalyst Pharmaceuticals Inc
(e)
11,881 289
Coherus Oncology Inc
(e)
3,526 8
Collegium Pharmaceutical Inc
(e)
157,779 7,246
Corcept Therapeutics Inc
(e)
53,708 2,141
CorMedix Inc
(a),(e)
7,612 59
Corvus Pharmaceuticals Inc
(e)
70,546 1,461
Enliven Therapeutics Inc
(e)
4,046 107
Eton Pharmaceuticals Inc
(e)
2,620 39
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Fennec Pharmaceuticals Inc
(e)
329 $ 2
FitLife Brands Inc
(e)
399 6
Foghorn Therapeutics Inc
(e)
2,352 13
Fulcrum Therapeutics Inc
(e)
167 2
Guardian Pharmacy Services Inc
(e)
2,312 70
Gyre Therapeutics Inc
(a),(e)
1,209 10
Harmony Biosciences Holdings Inc
(e)
4,501 164
Harrow Inc
(a),(e)
3,251 133
Herbalife Ltd
(e)
7,875 136
Heron Therapeutics Inc
(e)
901 1
Indivior Pharmaceuticals Inc
(e)
10,597 375
Inhibikase Therapeutics Inc
(e)
370 1
Ironwood Pharmaceuticals Inc
(e)
15,108 74
Journey Medical Corp
(e)
1,473 12
KalVista Pharmaceuticals Inc
(e)
322,565 5,035
Lifevantage Corp
(a)
1,095 6
Madrigal Pharmaceuticals Inc
(e)
11,160 5,461
MannKind Corp
(e)
31,040 179
MediWound Ltd
(a),(e)
926 17
Mirum Pharmaceuticals Inc
(e)
98,445 10,161
Nature's Sunshine Products Inc
(e)
437 11
Neurocrine Biosciences Inc
(e)
19,521 2,656
Novo Nordisk A/S
(e),(f)
4,758 2
Nuvectis Pharma Inc
(a),(e)
1,584 13
Ocular Therapeutix Inc
(e)
345,396 3,157
ORIC Pharmaceuticals Inc
(e)
1,849 19
Pacira BioSciences Inc
(e)
396 8
Pfizer Inc - Contingent Value Rights
(a),(e)
2,300 11
Phibro Animal Health Corp 2,131 86
Protagonist Therapeutics Inc
(e)
5,982 489
Rhythm Pharmaceuticals Inc
(e)
66,848 6,854
SELLAS Life Sciences Group Inc
(a),(e)
12,700 48
SIGA Technologies Inc 3,649 24
Spyre Therapeutics Inc
(e)
159,902 5,113
Supernus Pharmaceuticals Inc
(e)
441 21
Trevi Therapeutics Inc
(e)
806,434 8,444
TuHURA Biosciences Inc
(e)
1,266 1
Vaxcyte Inc
(e)
65,638 3,516
Xeris Biopharma Holdings Inc
(e)
15,749 116
$ 68,665
Pipelines - 0 .12%
Excelerate Energy Inc 65,326 2,440
Kinetik Holdings Inc
(a)
3,290 134
NextDecade Corp
(a),(e)
13,955 74
$ 2,648
Private Equity - 0 .01%
P10 Inc 5,972 64
Patria Investments Ltd 6,756 99
$ 163
Real Estate - 0 .60%
Compass Inc
(e)
466,989 5,847
eXp World Holdings Inc 9,058 82
FirstService Corp 43,324 6,726
Maui Land & Pineapple Co Inc
(a),(e)
571 10
McGrath RentCorp 1,927 215
Real Brokerage Inc/The
(a),(e)
13,579 48
Sky Harbour Group Corp
(a),(e)
2,177 20
St Joe Co/The 3,922 260
$ 13,208
REITs - 0 .40%
ACRES Commercial Realty Corp
(e)
56 1
Alexander's Inc 221 54
American Healthcare REIT Inc 6,137 288
Angel Oak Mortgage REIT Inc 586 5
Apartment Investment and Management Co 8,046 47
Apollo Commercial Real Estate Finance Inc 7,111 77
CareTrust REIT Inc 2,272 85
CBL & Associates Properties Inc 1,454 52
Clipper Realty Inc 258 1

Schedule of Investments
SmallCap Growth Fund I
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
DiamondRock Hospitality Co 12,232 $ 112
EastGroup Properties Inc 34,267 6,224
Gladstone Commercial Corp 885 10
National Health Investors Inc 1,091 90
NETSTREIT Corp 2,136 40
NexPoint Residential Trust Inc 690 21
Outfront Media Inc 15,164 369
Phillips Edison & Co Inc 2,383 86
Ryman Hospitality Properties Inc 6,348 601
Saul Centers Inc 1,177 37
Strawberry Fields REIT Inc 708 9
Sunstone Hotel Investors Inc 1,333 12
Tanger Inc 10,380 340
Two Harbors Investment Corp 5,611 65
UMH Properties Inc 8,247 129
Universal Health Realty Income Trust 1,177 47
Xenia Hotels & Resorts Inc 1,605 24
$ 8,826
Retail - 4 .97%
Abercrombie & Fitch Co
(e)
4,788 467
Arko Corp 489 3
BJ's Restaurants Inc
(e)
125,379 5,243
Black Rock Coffee Bar Inc
(a),(e)
146,270 2,181
Bloomin' Brands Inc 5,415 33
Boot Barn Holdings Inc
(e)
114,937 20,514
Brinker International Inc
(e)
4,539 716
Buckle Inc/The 3,040 144
Build-A-Bear Workshop Inc 1,289 77
Camping World Holdings Inc 6,323 83
Casey's General Stores Inc 15,577 9,447
Cheesecake Factory Inc/The
(a)
4,755 276
Cracker Barrel Old Country Store Inc
(a)
651 20
Dave & Buster's Entertainment Inc
(e)
2,786 52
Dine Brands Global Inc
(a)
212 7
Dutch Bros Inc
(e)
151,581 8,245
Envela Corp
(a),(e)
680 9
EVgo Inc
(e)
1,994 6
First Watch Restaurant Group Inc
(e)
229,765 3,674
FirstCash Holdings Inc 4,061 692
Five Below Inc
(e)
19,695 3,774
Freshpet Inc
(e)
99,612 6,943
Genesco Inc
(e)
47 1
Group 1 Automotive Inc 553 196
Jack in the Box Inc 1,516 32
Krispy Kreme Inc 684 2
Kura Sushi USA Inc
(e)
645 43
MarineMax Inc
(e)
71 2
National Vision Holdings Inc
(e)
686,325 18,085
Ollie's Bargain Outlet Holdings Inc
(e)
71,204 7,855
Papa John's International Inc 287 10
Petco Health & Wellness Co Inc
(e)
434 1
Portillo's Inc
(a),(e)
632,158 3,572
PriceSmart Inc 2,648 377
RH
(e)
34,861 6,931
Savers Value Village Inc
(e)
3,685 38
Shake Shack Inc
(e)
4,005 355
Sonic Automotive Inc 571 34
Sweetgreen Inc
(e)
10,630 65
Texas Roadhouse Inc 4,476 805
Urban Outfitters Inc
(e)
2,210 157
Victoria's Secret & Co
(e)
2,083 114
Warby Parker Inc
(e)
10,089 257
Wingstop Inc 32,616 8,657
$ 110,195
Savings & Loans - 0 .55%
Axos Financial Inc
(e)
122,989 12,174
Banc of California Inc 848 17
Greene County Bancorp Inc 429 10
Hingham Institution For Savings The 8 2
COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans (continued)
Northfield Bancorp Inc 461 $ 6
Provident Financial Services Inc 2,154 48
Southern Missouri Bancorp Inc 57 4
$ 12,261
Semiconductors - 7 .51%
Aehr Test Systems
(e)
2,355 60
Aeluma Inc
(a),(e)
85 1
Allegro MicroSystems Inc
(e)
200,484 7,400
Ambarella Inc
(e)
4,191 268
Ambiq Micro Inc
(a),(e)
98,698 2,999
Arteris Inc
(e)
187 3
Atomera Inc
(e)
3,092 9
Axcelis Technologies Inc
(e)
227 20
Blaize Holdings Inc
(a),(e)
5,117 7
CEVA Inc
(e)
2,105 44
FormFactor Inc
(e)
74,738 5,268
Impinj Inc
(e)
42,066 5,810
IPG Photonics Corp
(e)
65,719 6,073
Kulicke & Soffa Industries Inc 131,443 7,535
Lattice Semiconductor Corp
(e)
124,457 10,021
MACOM Technology Solutions Holdings Inc
(e)
48,167 10,552
MaxLinear Inc
(e)
1,094 19
Navitas Semiconductor Corp
(e)
2,509 22
Onto Innovation Inc
(e)
28,928 5,845
Ouster Inc
(e)
5,602 117
Power Integrations Inc 105,347 4,839
Rambus Inc
(e)
271,493 30,904
Semtech Corp
(e)
295,387 23,558
Silicon Laboratories Inc
(e)
3,342 476
SiTime Corp
(e)
79,787 28,971
SkyWater Technology Inc
(a),(e)
111,659 3,536
Synaptics Inc
(e)
82,752 6,828
Tower Semiconductor Ltd
(e)
40,228 5,420
Ultra Clean Holdings Inc
(e)
267 12
$ 166,617
Software - 7 .16%
Accelerant Holdings
(e)
185,095 2,528
ACI Worldwide Inc
(e)
10,627 461
ACV Auctions Inc
(e)
17,230 135
Adeia Inc 9,780 177
Agilysys Inc
(e)
80,380 6,973
Airship AI Holdings Inc
(a),(e)
1,853 6
Alignment Healthcare Inc
(e)
17,391 392
Alkami Technology Inc
(e)
283,163 6,000
Amplitude Inc
(e)
621,059 5,695
Appian Corp
(e)
4,055 113
Arrive AI Inc
(a),(e)
45 —
Asana Inc
(e)
8,891 91
AvePoint Inc
(e)
15,067 175
Bandwidth Inc
(e)
667 9
BigBear.ai Holdings Inc
(a),(e)
10,399 52
Blackbaud Inc
(e)
3,173 170
BlackLine Inc
(e)
5,354 249
Blend Labs Inc
(e)
20,249 48
Box Inc
(e)
11,212 284
Braze Inc
(e)
240,032 4,997
C3.ai Inc
(e)
12,830 141
Carlsmed Inc
(e)
473 6
CCC Intelligent Solutions Holdings Inc
(e)
2,426,017 18,389
Cerence Inc
(e)
1,291 15
Claritev Corp
(a),(e)
807 22
Clear Secure Inc 8,867 289
Clearwater Analytics Holdings Inc
(e)
291,738 7,028
Climb Global Solutions Inc
(a)
413 49
Commerce.com Inc
(e)
7,511 23
Commvault Systems Inc
(e)
51,786 4,438
Confluent Inc
(e)
274,209 8,374
CS Disco Inc
(e)
1,755 11
CSG Systems International Inc 2,558 204

Schedule of Investments
SmallCap Growth Fund I
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Daily Journal Corp
(a),(e)
101 $ 59
Digimarc Corp
(e)
1,599 10
Digital Turbine Inc
(e)
7,144 37
DigitalOcean Holdings Inc
(e)
7,028 388
Domo Inc
(e)
2,979 18
Donnelley Financial Solutions Inc
(e)
1,905 99
Dynatrace Inc
(e)
370,443 14,110
eGain Corp
(e)
899 9
EverCommerce Inc
(a),(e)
1,504 18
Evolent Health Inc
(e)
3,911 13
Expensify Inc
(e)
1,682 2
Five9 Inc
(e)
7,955 141
Freshworks Inc
(e)
20,614 222
Genius Sports Ltd
(e)
708,966 6,168
Golden Matrix Group Inc
(e)
1,027 1
Guidewire Software Inc
(e)
25,113 3,535
HeartFlow Inc
(a),(e)
184,847 5,521
I3 Verticals Inc
(e)
85 2
IBEX Holdings Ltd
(e)
1,043 39
Ibotta Inc
(a),(e)
1,429 30
Innodata Inc
(e)
3,167 176
Intapp Inc
(e)
5,872 199
IonQ Inc
(a),(e)
224,803 8,988
Jamf Holding Corp
(e)
8,013 105
JFrog Ltd
(e)
118,637 6,501
Kaltura Inc
(e)
9,245 15
Klaviyo Inc
(e)
242,449 5,385
Life360 Inc
(a),(e)
2,102 120
LiveRamp Holdings Inc
(e)
6,647 162
McGraw Hill Inc
(a),(e)
2,131 31
Navan Inc
(e)
3,079 35
Nutex Health Inc
(a),(e)
353 53
Omada Health Inc
(e)
596 9
Onestream Inc
(e)
324,254 7,656
Pagaya Technologies Ltd
(e)
5,233 102
PagerDuty Inc
(a),(e)
9,160 97
PDF Solutions Inc
(e)
246,978 7,867
Phreesia Inc
(e)
5,883 79
Planet Labs PBC
(e)
205,525 5,132
Playtika Holding Corp 689 3
Porch Group Inc
(e)
7,167 57
Progress Software Corp
(e)
4,408 180
Quantum Computing Inc
(a),(e)
20,669 192
Rackspace Technology Inc
(e)
1,508 1
Red Violet Inc
(e)
1,199 55
ReposiTrak Inc
(a)
1,152 12
Rezolve AI PLC
(a),(e)
18,370 47
Schrodinger Inc/United States
(e)
5,786 81
SEMrush Holdings Inc
(e)
5,318 63
ServiceTitan Inc
(e)
81,469 6,382
Simulations Plus Inc
(e)
1,729 29
SoundHound AI Inc
(a),(e)
38,522 326
Sprout Social Inc
(e)
5,397 49
SPS Commerce Inc
(e)
3,923 350
Synchronoss Technologies Inc
(e)
957 8
Take-Two Interactive Software Inc
(e)
16,060 3,538
Talkspace Inc
(e)
14,973 61
TruBridge Inc
(e)
1,138 22
Vertex Inc
(e)
302,341 5,608
Via Transportation Inc
(a),(e)
847 20
Viant Technology Inc
(e)
1,522 18
VTEX
(e)
5,763 18
Waystar Holding Corp
(e)
9,579 254
Weave Communications Inc
(e)
6,106 40
Whitefiber Inc
(a),(e)
718 14
WM Technology Inc
(e)
9,187 7
Workiva Inc
(e)
5,171 398
Yext Inc
(e)
10,422 75
Zeta Global Holdings Corp
(e)
19,338 359
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Zspace Inc
(e)
154 $ —
$ 158,945
Telecommunications - 1 .87%
A10 Networks Inc 6,292 110
ADTRAN Holdings Inc
(e)
7,642 70
Anterix Inc
(e)
1,069 28
Applied Digital Corp
(e)
18,508 627
BK Technologies Corp
(e)
274 21
BlackSky Technology Inc
(a),(e)
3,205 71
Calix Inc
(e)
6,198 277
Clearfield Inc
(e)
512 15
Credo Technology Group Holding Ltd
(e)
258,425 32,375
Extreme Networks Inc
(e)
13,544 197
Frequency Electronics Inc
(e)
690 36
Globalstar Inc
(e)
5,159 318
Gogo Inc
(e)
8,061 37
Harmonic Inc
(e)
2,652 26
IDT Corp - Class B 1,306 64
Inseego Corp
(a),(e)
165 2
InterDigital Inc 16,821 5,491
Lumen Technologies Inc
(e)
86,462 763
Ooma Inc
(e)
2,599 31
Preformed Line Products Co 13 3
Satellogic Inc
(a),(e)
6,822 31
Viavi Solutions Inc
(e)
22,712 556
Vistance Networks Inc
(e)
13,786 248
$ 41,397
Transportation - 0 .08%
Costamare Bulkers Holdings Ltd
(e)
51 1
Covenant Logistics Group Inc 333 8
CryoPort Inc
(e)
942 9
FLEX LNG Ltd
(a)
481 13
Forward Air Corp
(e)
855 24
RXO Inc
(e)
985 14
Saia Inc
(e)
4,786 1,603
Werner Enterprises Inc 991 34
World Kinect Corp 607 16
$ 1,722
Trucking & Leasing - 0 .00%
GATX Corp 285 52
Willis Lease Finance Corp 14 2
$ 54
Water - 0 .01%
American States Water Co 2,604 190
Consolidated Water Co Ltd 443 17
Global Water Resources Inc 1,217 10
Middlesex Water Co 288 15
York Water Co/The 232 8
$ 240
TOTAL COMMON STOCKS $ 2,181,521
Total Investments $ 2,264,395
Other Assets and Liabilities -  (2.04)% (45,221)
TOTAL NET ASSETS - 100.00% $ 2,219,174
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $45,705 or 2.06% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $48,257 or
2.17% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security

Schedule of Investments
SmallCap Growth Fund I
January 31, 2026 (unaudited)
See accompanying notes.

(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.59% $ 105,600 $ 418,763 $ 449,967 $ 74,396
$ 105,600 $ 418,763 $ 449,967 $ 74,396
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.59% $ 383 $ — $ — $ —
$ 383 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2026 Long 21 $ 2,756 $ (77)
Total $ (77)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .89 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .54%
iShares Core S&P Small-Cap ETF 54,144 $ 6,878
Money Market Funds - 1 .35%
BlackRock Liquidity FedFund - Institutional Class
3.58%
(a),(b)
259,765 259
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(b),(c)
17,093,561 17,094
$ 17,353
TOTAL INVESTMENT COMPANIES $ 24,231
COMMON STOCKS - 97 .87 % Shares Held Value (000's)
Aerospace & Defense - 1 .17%
AAR Corp
(d)
31,572 $ 3,344
Mercury Systems Inc
(d)
42,787 4,017
Moog Inc 22,996 7,022
National Presto Industries Inc 4,282 545
$ 14,928
Agriculture - 0 .37%
Andersons Inc/The 27,180 1,685
Fresh Del Monte Produce Inc 26,670 1,058
Universal Corp/VA 20,161 1,141
Vital Farms Inc
(d)
30,065 855
$ 4,739
Airlines - 0 .47%
Allegiant Travel Co
(d)
10,887 965
JetBlue Airways Corp
(d)
235,399 1,146
SkyWest Inc
(d)
32,445 3,132
Sun Country Airlines Holdings Inc
(d)
42,648 748
$ 5,991
Apparel - 0 .72%
Carter's Inc 29,488 1,021
Kontoor Brands Inc 41,379 2,471
Oxford Industries Inc 11,307 417
Steven Madden Ltd 58,782 2,579
Under Armour Inc - Class A
(d)
152,769 943
Under Armour Inc - Class C
(d)
95,752 581
Wolverine World Wide Inc 66,313 1,175
$ 9,187
Automobile Parts & Equipment - 1 .04%
Adient PLC
(d)
64,075 1,333
American Axle & Manufacturing Holdings Inc
(d)
96,028 765
Dana Inc 94,524 2,732
Dorman Products Inc
(d)
22,501 2,795
Fox Factory Holding Corp
(d)
33,818 622
Gentherm Inc
(d)
24,696 789
Phinia Inc 31,102 2,214
Standard Motor Products Inc 16,908 675
Titan International Inc
(d)
38,804 370
XPEL Inc
(d)
20,378 1,050
$ 13,345
Banks - 7 .39%
Ameris Bancorp 51,748 4,172
Atlantic Union Bankshares Corp 115,300 4,478
BancFirst Corp 16,721 1,839
Bancorp Inc/The
(d)
35,531 2,112
Bank of Hawaii Corp 32,187 2,407
BankUnited Inc 60,792 2,886
Banner Corp 27,577 1,705
Cathay General Bancorp 55,044 2,817
Central Pacific Financial Corp 21,705 707
City Holding Co 11,658 1,435
Community Financial System Inc 42,604 2,663
Customers Bancorp Inc
(d)
25,707 2,031
CVB Financial Corp 104,041 2,051
Dime Community Bancshares Inc 33,026 1,124
Eagle Bancorp Inc 22,360 598
FB Financial Corp 32,653 1,879
First BanCorp/Puerto Rico 126,936 2,808
First Bancorp/Southern Pines NC 33,546 1,943
First Commonwealth Financial Corp 83,674 1,509
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
First Financial Bancorp 83,699 $ 2,406
First Hawaiian Inc 100,092 2,657
First Interstate BancSystem Inc 72,420 2,569
Fulton Financial Corp 146,104 3,017
Hanmi Financial Corp 24,025 638
Heritage Financial Corp/WA 27,472 709
Hilltop Holdings Inc 34,732 1,301
Hope Bancorp Inc 103,705 1,242
Independent Bank Corp 40,109 3,240
Lakeland Financial Corp 20,654 1,231
National Bank Holdings Corp 30,598 1,229
NBT Bancorp Inc 42,324 1,880
OFG Bancorp 35,561 1,433
Park National Corp 11,577 1,886
Pathward Financial Inc 18,424 1,664
Preferred Bank/Los Angeles CA 9,177 787
Renasant Corp 76,874 2,899
S&T Bancorp Inc 30,924 1,319
Seacoast Banking Corp of Florida 78,370 2,621
ServisFirst Bancshares Inc 40,655 3,328
Simmons First National Corp 117,080 2,380
Southside Bancshares Inc 22,865 736
Stellar Bancorp Inc 37,271 1,384
Tompkins Financial Corp 10,275 823
Triumph Financial Inc
(d)
18,263 1,152
TrustCo Bank Corp NY 14,906 647
Trustmark Corp 48,508 2,063
United Community Banks Inc/GA 98,342 3,386
Walker & Dunlop Inc 27,559 1,733
Westamerica BanCorp 20,172 1,020
$ 94,544
Beverages - 0 .05%
National Beverage Corp
(d)
18,936 645
Biotechnology - 3 .71%
ACADIA Pharmaceuticals Inc
(d)
101,284 2,545
ADMA Biologics Inc
(d)
192,545 3,331
ANI Pharmaceuticals Inc
(d)
14,544 1,191
Apellis Pharmaceuticals Inc
(d)
83,283 1,881
Arcus Biosciences Inc
(d)
69,068 1,453
Arrowhead Pharmaceuticals Inc
(d)
111,854 7,755
Certara Inc
(d)
96,641 850
Cytek Biosciences Inc
(d)
88,962 445
Dynavax Technologies Corp
(d)
80,746 1,250
Innoviva Inc
(d)
57,464 1,149
Krystal Biotech Inc
(d)
20,879 5,830
Ligand Pharmaceuticals Inc
(d)
15,923 3,059
Myriad Genetics Inc
(d)
75,411 424
NeoGenomics Inc
(d)
104,677 1,262
PTC Therapeutics Inc
(d)
64,954 4,906
Sarepta Therapeutics Inc
(d)
84,774 1,724
TG Therapeutics Inc
(d)
109,997 3,237
Veracyte Inc
(d)
63,952 2,435
Vericel Corp
(d)
40,915 1,472
Vir Biotechnology Inc
(d)
76,521 569
Xencor Inc
(d)
57,777 699
$ 47,467
Building Materials - 1 .78%
American Woodmark Corp
(d)
11,787 700
Apogee Enterprises Inc 17,403 646
Armstrong World Industries Inc 34,892 6,411
Boise Cascade Co 29,969 2,422
Gibraltar Industries Inc
(d)
23,901 1,225
Griffon Corp 31,641 2,577
Hayward Holdings Inc
(d)
161,411 2,605
Masterbrand Inc
(d)
102,567 1,243
Mohawk Industries Inc
(d)
42,011 4,974
$ 22,803

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 3 .85%
Balchem Corp 26,201 $ 4,459
Celanese Corp 88,592 3,937
Chemours Co/The 121,268 1,818
Eastman Chemical Co 92,285 6,397
Element Solutions Inc 184,035 5,355
FMC Corp 101,063 1,597
Hawkins Inc 16,901 2,201
HB Fuller Co 43,758 2,630
Ingevity Corp
(d)
29,096 1,914
Innospec Inc 20,046 1,638
Koppers Holdings Inc 15,869 467
Minerals Technologies Inc 25,188 1,656
Quaker Chemical Corp 11,083 1,704
Rogers Corp
(d)
13,531 1,316
Sensient Technologies Corp 34,369 3,249
Solstice Advanced Materials Inc 128,412 7,932
Stepan Co 17,385 1,002
$ 49,272
Coal - 1 .06%
Alpha Metallurgical Resources Inc
(d)
8,738 1,833
Core Natural Resources Inc 41,454 3,954
Peabody Energy Corp 98,377 3,469
SunCoke Energy Inc 68,497 538
Warrior Met Coal Inc 42,531 3,798
$ 13,592
Commercial Services - 4 .00%
ABM Industries Inc 49,540 2,281
Adtalem Global Education Inc
(d)
29,390 3,043
Alarm.com Holdings Inc
(d)
40,354 1,969
AMN Healthcare Services Inc
(d)
31,077 662
Arlo Technologies Inc
(d)
85,749 1,088
CoreCivic Inc
(d)
84,612 1,568
Deluxe Corp 36,412 961
EVERTEC Inc 51,765 1,553
GEO Group Inc/The
(d)
110,612 1,768
Healthcare Services Group Inc
(d)
57,001 1,073
Hertz Global Holdings Inc
(d),(e)
100,833 494
Insperity Inc 28,978 1,238
John Wiley & Sons Inc 33,073 1,033
Korn Ferry 42,386 2,945
Legalzoom.com Inc
(d)
93,637 832
ManpowerGroup Inc 37,456 1,361
MarketAxess Holdings Inc 30,073 5,089
Matthews International Corp 24,911 655
Mister Car Wash Inc
(d)
79,503 441
Monro Inc 24,285 455
Payoneer Global Inc
(d)
233,577 1,493
Perdoceo Education Corp 48,916 1,567
PROG Holdings Inc 31,994 1,038
Progyny Inc
(d)
64,864 1,548
Robert Half Inc 80,526 2,787
Sezzle Inc
(d)
13,815 874
Strategic Education Inc 18,804 1,599
Stride Inc
(d)
35,015 2,962
Upbound Group Inc 42,163 797
Verra Mobility Corp
(d)
129,091 2,491
Vestis Corp 90,662 592
WillScot Holdings Corp 147,198 2,948
$ 51,205
Computers - 1 .20%
Amentum Holdings Inc
(d)
124,021 4,437
Corsair Gaming Inc
(d)
37,937 193
DXC Technology Co
(d)
140,878 2,033
Grid Dynamics Holdings Inc
(d)
53,514 443
Insight Enterprises Inc
(d)
25,064 2,106
NCR Atleos Corp
(d)
59,789 2,230
NCR Voyix Corp
(d)
112,047 1,112
NetScout Systems Inc
(d)
55,485 1,543
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Pitney Bowes Inc 119,771 $ 1,249
$ 15,346
Consumer Products - 0 .33%
Quanex Building Products Corp 36,905 691
Reynolds Consumer Products Inc 44,242 1,025
WD-40 Co 10,945 2,531
$ 4,247
Cosmetics & Personal Care - 0 .49%
Edgewell Personal Care Co 37,591 731
Interparfums Inc 14,787 1,443
Perrigo Co PLC 111,340 1,582
Prestige Consumer Healthcare Inc
(d)
38,901 2,508
$ 6,264
Distribution & Wholesale - 1 .40%
G-III Apparel Group Ltd 30,055 882
LKQ Corp 207,080 6,803
OPENLANE Inc
(d)
85,969 2,582
Resideo Technologies Inc
(d)
111,432 3,818
Rush Enterprises Inc - Class A 49,063 3,149
ScanSource Inc
(d)
16,333 702
$ 17,936
Diversified Financial Services - 4 .53%
Acadian Asset Management Inc 21,379 1,185
Air Lease Corp 84,995 5,493
Artisan Partners Asset Management Inc 57,005 2,538
BGC Group Inc 290,676 2,648
Bread Financial Holdings Inc 36,942 2,680
Cohen & Steers Inc 22,284 1,432
Enact Holdings Inc 23,364 929
Encore Capital Group Inc
(d)
18,045 996
Enova International Inc
(d)
20,066 3,314
EZCORP Inc
(d)
46,860 1,005
Moelis & Co 59,865 4,290
Navient Corp 54,431 534
Piper Sandler Cos 13,459 4,662
PJT Partners Inc 19,665 3,403
PRA Group Inc
(d)
31,564 404
Radian Group Inc 109,613 3,606
StepStone Group Inc 58,891 4,163
StoneX Group Inc
(d)
37,567 4,217
Victory Capital Holdings Inc 38,875 2,742
Virtu Financial Inc 64,569 2,680
Virtus Investment Partners Inc 5,137 839
Western Union Co/The 257,143 2,409
WisdomTree Inc 92,951 1,506
World Acceptance Corp
(d)
2,327 282
$ 57,957
Electric - 1 .13%
Avista Corp 65,831 2,718
Clearway Energy Inc - Class A 28,004 946
Clearway Energy Inc - Class C 68,641 2,481
Hawaiian Electric Industries Inc
(d)
139,652 2,139
MGE Energy Inc 29,564 2,362
Otter Tail Corp 33,903 3,023
Unitil Corp 14,493 738
$ 14,407
Electrical Components & Equipment - 0 .63%
AZZ Inc 24,316 3,022
Energizer Holdings Inc 49,156 1,073
Insteel Industries Inc 15,708 521
Powell Industries Inc 7,616 3,378
$ 7,994
Electronics - 3 .75%
Badger Meter Inc 23,842 3,495
Benchmark Electronics Inc 28,865 1,505
Brady Corp 35,238 3,047
CTS Corp 23,504 1,209
ESCO Technologies Inc 20,893 4,767

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Itron Inc
(d)
37,053 $ 3,671
Knowles Corp
(d)
68,890 1,670
Mirion Technologies Inc
(d)
200,492 4,980
OSI Systems Inc
(d)
12,911 3,230
Plexus Corp
(d)
21,833 4,352
Ralliant Corp 91,263 4,834
Sanmina Corp
(d)
44,143 6,254
Vicor Corp
(d)
18,381 2,898
Vishay Intertechnology Inc 99,907 2,013
$ 47,925
Energy - Alternate Sources - 0 .76%
Enphase Energy Inc
(d)
105,869 3,915
REX American Resources Corp
(d)
23,000 778
SolarEdge Technologies Inc
(d)
48,379 1,497
Sunrun Inc
(d)
187,726 3,567
$ 9,757
Engineering & Construction - 2 .00%
Arcosa Inc 39,679 4,542
Everus Construction Group Inc
(d)
41,266 3,652
Frontdoor Inc
(d)
58,341 3,449
Granite Construction Inc 35,314 4,264
MYR Group Inc
(d)
12,559 3,140
Primoris Services Corp 43,712 6,480
$ 25,527
Entertainment - 1 .47%
Caesars Entertainment Inc
(d)
165,127 3,418
Cinemark Holdings Inc 83,484 1,977
Golden Entertainment Inc 15,882 427
Madison Square Garden Sports Corp
(d)
14,536 4,122
Marriott Vacations Worldwide Corp 22,402 1,217
Monarch Casino & Resort Inc 10,040 919
Penn Entertainment Inc
(d)
103,348 1,327
Pursuit Attractions and Hospitality Inc
(d)
17,390 604
Red Rock Resorts Inc 39,270 2,479
Six Flags Entertainment Corp
(d)
82,094 1,478
United Parks & Resorts Inc
(d)
22,067 831
$ 18,799
Environmental Control - 0 .50%
Casella Waste Systems Inc
(d)
50,567 5,101
Enviri Corp
(d)
65,250 1,235
$ 6,336
Food - 0 .95%
Cal-Maine Foods Inc 36,884 3,081
Chefs' Warehouse Inc/The
(d)
29,295 1,843
Grocery Outlet Holding Corp
(d)
79,395 756
J & J Snack Foods Corp 12,600 1,197
John B Sanfilippo & Son Inc 7,320 592
Simply Good Foods Co/The
(d)
74,324 1,395
Tootsie Roll Industries Inc 15,902 602
TreeHouse Foods Inc
(d)
35,953 886
United Natural Foods Inc
(d)
49,068 1,827
$ 12,179
Forest Products & Paper - 0 .10%
Sylvamo Corp 26,802 1,312
Gas - 0 .58%
Chesapeake Utilities Corp 19,134 2,462
MDU Resources Group Inc 165,308 3,391
Northwest Natural Holding Co 33,579 1,563
$ 7,416
Hand & Machine Tools - 0 .54%
Enerpac Tool Group Corp 42,864 1,730
Franklin Electric Co Inc 30,969 3,085
Kennametal Inc 61,561 2,117
$ 6,932
Healthcare - Products - 3 .19%
Artivion Inc
(d)
33,727 1,375
Avanos Medical Inc
(d)
37,554 500
Azenta Inc
(d)
33,006 1,283
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
BioLife Solutions Inc
(d)
31,551 $ 688
CONMED Corp 25,054 962
Embecta Corp 47,316 502
Enovis Corp
(d)
46,267 1,020
Glaukos Corp
(d)
46,465 5,547
ICU Medical Inc
(d)
19,973 2,994
Inspire Medical Systems Inc
(d)
21,392 1,621
Integer Holdings Corp
(d)
28,347 2,462
Integra LifeSciences Holdings Corp
(d)
54,194 604
LeMaitre Vascular Inc 16,885 1,435
Merit Medical Systems Inc
(d)
47,967 3,889
Neogen Corp
(d)
175,799 1,797
OmniAb Inc - Rights
(d)
7,689 —
OmniAb Inc - Rights
(d)
7,689 —
Omnicell Inc
(d)
36,307 1,761
QuidelOrtho Corp
(d)
54,959 1,493
STAAR Surgical Co
(d)
40,242 762
Tandem Diabetes Care Inc
(d)
54,853 1,091
Teleflex Inc 35,754 3,732
TransMedics Group Inc
(d)
27,647 3,704
UFP Technologies Inc
(d)
6,240 1,567
$ 40,789
Healthcare - Services - 1 .84%
Acadia Healthcare Co Inc
(d)
74,639 1,003
Addus HomeCare Corp
(d)
14,755 1,527
Astrana Health Inc
(d)
34,903 794
BrightSpring Health Services Inc
(d)
91,921 3,610
Concentra Group Holdings Parent Inc 96,434 2,139
CorVel Corp
(d)
25,291 1,761
Fortrea Holdings Inc
(d)
74,753 1,256
National HealthCare Corp 10,042 1,437
Pediatrix Medical Group Inc
(d)
68,104 1,456
Privia Health Group Inc
(d)
93,540 2,172
RadNet Inc
(d)
56,171 3,937
Select Medical Holdings Corp 89,153 1,342
US Physical Therapy Inc 12,301 1,032
$ 23,466
Home Builders - 2 .29%
Cavco Industries Inc
(d)
6,315 3,107
Century Communities Inc 20,682 1,303
Champion Homes Inc
(d)
45,191 3,542
Dream Finders Homes Inc
(d)
23,239 427
Green Brick Partners Inc
(d)
24,672 1,712
Installed Building Products Inc 18,323 5,280
LCI Industries 19,577 2,872
LGI Homes Inc
(d)
16,431 823
M/I Homes Inc
(d)
21,155 2,828
Meritage Homes Corp 56,961 3,959
Tri Pointe Homes Inc
(d)
69,538 2,319
Winnebago Industries Inc 22,819 1,048
$ 29,220
Home Furnishings - 0 .33%
Ethan Allen Interiors Inc 18,734 430
Leggett & Platt Inc 109,571 1,279
MillerKnoll Inc 55,429 1,113
Sonos Inc
(d)
97,795 1,403
$ 4,225
Housewares - 0 .23%
Central Garden & Pet Co
(d)
6,558 222
Central Garden & Pet Co - A Shares
(d)
41,760 1,281
Newell Brands Inc 339,141 1,441
$ 2,944
Insurance - 2 .90%
AMERISAFE Inc 15,301 575
Assured Guaranty Ltd 35,049 2,974
Employers Holdings Inc 18,186 793
Genworth Financial Inc
(d)
323,107 2,695
Goosehead Insurance Inc
(d)
20,152 1,246
HCI Group Inc 8,690 1,379

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Horace Mann Educators Corp 32,915 $ 1,475
Jackson Financial Inc 54,989 6,539
Lincoln National Corp 136,760 5,691
Mercury General Corp 21,510 1,884
NMI Holdings Inc
(d)
62,188 2,408
Palomar Holdings Inc
(d)
21,441 2,650
ProAssurance Corp
(d)
41,595 1,007
Safety Insurance Group Inc 12,050 948
SiriusPoint Ltd
(d)
84,110 1,717
Stewart Information Services Corp 22,672 1,529
Trupanion Inc
(d)
27,259 872
United Fire Group Inc 17,752 638
$ 37,020
Internet - 1 .85%
Angi Inc
(d)
28,976 376
Cargurus Inc
(d)
65,723 2,129
Cars.com Inc
(d)
45,003 511
Cogent Communications Holdings Inc 38,400 933
ePlus Inc 21,190 1,818
Etsy Inc
(d)
79,855 4,229
HealthStream Inc 19,202 428
IAC Inc
(d)
52,745 1,949
Liquidity Services Inc
(d)
19,207 615
Q2 Holdings Inc
(d)
50,587 3,099
QuinStreet Inc
(d)
45,914 610
Shutterstock Inc 19,539 388
Sprinklr Inc
(d)
97,939 625
TripAdvisor Inc
(d)
94,580 1,257
Upwork Inc
(d)
105,703 2,117
Yelp Inc
(d)
47,261 1,294
Ziff Davis Inc
(d)
31,961 1,222
$ 23,600
Investment Companies - 0 .71%
Cleanspark Inc
(d)
227,402 2,692
HA Sustainable Infrastructure Capital Inc 102,000 3,510
MARA Holdings Inc
(d)
305,957 2,907
$ 9,109
Leisure Products & Services - 0 .59%
Acushnet Holdings Corp 22,306 2,162
Callaway Golf Co
(d)
113,062 1,623
Patrick Industries Inc 26,921 3,397
Sabre Corp
(d)
319,469 415
$ 7,597
Machinery - Construction & Mining - 0 .07%
Astec Industries Inc 18,508 902
Machinery - Diversified - 2 .43%
Alamo Group Inc 8,724 1,704
Albany International Corp 23,219 1,288
Cactus Inc 55,692 3,132
CSW Industrials Inc 13,501 3,645
DXP Enterprises Inc/TX
(d)
10,275 1,336
Gates Industrial Corp PLC
(d)
208,953 4,810
Ichor Holdings Ltd
(d)
27,817 844
Kadant Inc 9,529 3,059
Lindsay Corp 8,741 1,095
Mueller Water Products Inc - Class A 126,475 3,424
Tennant Co 14,665 1,116
Zurn Elkay Water Solutions Corp 120,497 5,556
$ 31,009
Media - 0 .57%
Cable One Inc 3,739 303
Scholastic Corp 18,291 640
TEGNA Inc 130,298 2,496
Versant Media Group Inc
(d)
117,201 3,818
$ 7,257
COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 0 .50%
Metallus Inc
(d)
28,978 $ 578
Proto Labs Inc
(d)
19,157 1,009
Standex International Corp 9,802 2,352
Worthington Enterprises Inc 25,314 1,407
Worthington Steel Inc 26,320 1,059
$ 6,405
Mining - 0 .28%
Century Aluminum Co
(d)
43,044 1,951
Kaiser Aluminum Corp 12,988 1,593
$ 3,544
Miscellaneous Manufacturers - 1 .72%
Enpro Inc 17,043 4,070
Federal Signal Corp 49,196 5,318
Hillenbrand Inc 57,027 1,820
JBT Marel Corp 42,046 6,614
Materion Corp 16,774 2,319
Trinity Industries Inc 64,868 1,864
$ 22,005
Office Furnishings - 0 .32%
HNI Corp 55,710 2,662
Interface Inc 47,240 1,487
$ 4,149
Oil & Gas - 2 .18%
California Resources Corp 63,541 3,399
Comstock Resources Inc
(d)
64,014 1,559
Crescent Energy Co 195,585 1,911
CVR Energy Inc 24,400 555
Helmerich & Payne Inc 80,449 2,726
Magnolia Oil & Gas Corp 148,174 3,780
Noble Corp PLC 101,523 3,616
Northern Oil & Gas Inc 78,588 1,965
Par Pacific Holdings Inc
(d)
40,687 1,535
Patterson-UTI Energy Inc 279,201 2,102
SM Energy Co 183,767 3,578
Talos Energy Inc
(d)
101,768 1,213
$ 27,939
Oil & Gas Services - 1 .70%
Archrock Inc 141,878 4,198
Atlas Energy Solutions Inc 62,188 726
Bristow Group Inc
(d)
20,355 895
Core Laboratories Inc 37,671 736
DNOW Inc
(d)
150,204 2,281
Helix Energy Solutions Group Inc
(d)
110,662 879
Innovex International Inc
(d)
31,227 776
Kodiak Gas Services Inc 67,241 2,825
Liberty Energy Inc 131,035 3,230
Oceaneering International Inc
(d)
80,720 2,430
RPC Inc 71,941 478
Tidewater Inc
(d)
37,290 2,330
$ 21,784
Packaging & Containers - 0 .54%
O-I Glass Inc
(d)
124,262 1,899
Sealed Air Corp 119,026 4,985
$ 6,884
Pharmaceuticals - 2 .23%
AdaptHealth Corp
(d)
86,821 873
Alkermes PLC
(d)
133,584 4,527
Amneal Pharmaceuticals Inc
(d)
137,831 1,886
Amphastar Pharmaceuticals Inc
(d)
28,626 758
Catalyst Pharmaceuticals Inc
(d)
93,471 2,271
Collegium Pharmaceutical Inc
(d)
25,573 1,174
Corcept Therapeutics Inc
(d)
75,739 3,020
Harmony Biosciences Holdings Inc
(d)
32,152 1,174
Indivior Pharmaceuticals Inc
(d)
101,009 3,574
Organon & Co 210,331 1,796
Pacira BioSciences Inc
(d)
34,805 715
Phibro Animal Health Corp 16,542 664
Protagonist Therapeutics Inc
(d)
47,541 3,889

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Supernus Pharmaceuticals Inc
(d)
46,388 $ 2,234
$ 28,555
Pipelines - 0 .12%
Kinetik Holdings Inc
(e)
36,777 1,505
Real Estate - 0 .58%
Cushman & Wakefield Ltd
(d)
187,373 3,080
eXp World Holdings Inc 73,246 662
Kennedy-Wilson Holdings Inc 97,064 956
Marcus & Millichap Inc 19,517 531
St Joe Co/The 32,235 2,134
$ 7,363
REITs - 7 .04%
Acadia Realty Trust 106,010 2,121
Adamas Trust Inc 67,947 544
Alexander & Baldwin Inc 58,863 1,221
American Assets Trust Inc 38,207 690
Apollo Commercial Real Estate Finance Inc 105,664 1,142
Apple Hospitality REIT Inc 177,997 2,072
Arbor Realty Trust Inc 158,333 1,219
Armada Hoffler Properties Inc 64,846 452
ARMOUR Residential REIT Inc 90,528 1,575
Blackstone Mortgage Trust Inc 127,551 2,455
CareTrust REIT Inc 180,653 6,746
Centerspace 13,514 869
Curbline Properties Corp 78,424 1,902
DiamondRock Hospitality Co 164,800 1,513
Douglas Emmett Inc 135,480 1,431
Easterly Government Properties Inc 35,401 828
Ellington Financial Inc 86,820 1,116
Essential Properties Realty Trust Inc 160,303 4,867
Four Corners Property Trust Inc 85,822 2,115
Franklin BSP Realty Trust Inc 66,022 677
Getty Realty Corp 42,977 1,283
Global Net Lease Inc 159,503 1,509
Highwoods Properties Inc 88,906 2,298
Innovative Industrial Properties Inc 22,672 1,095
JBG SMITH Properties 47,879 806
KKR Real Estate Finance Trust Inc 43,975 364
LTC Properties Inc 38,520 1,405
LXP Industrial Trust 47,861 2,372
Macerich Co/The 207,203 3,922
Medical Properties Trust Inc 399,032 2,003
Millrose Properties Inc 124,738 3,717
NexPoint Residential Trust Inc 17,963 543
Outfront Media Inc 117,708 2,863
Pebblebrook Hotel Trust 91,902 1,050
PennyMac Mortgage Investment Trust 70,399 833
Phillips Edison & Co Inc 101,774 3,687
Redwood Trust Inc 102,488 562
Ryman Hospitality Properties Inc 50,972 4,827
Safehold Inc 37,154 524
Saul Centers Inc 10,072 320
SL Green Realty Corp 57,462 2,573
Summit Hotel Properties Inc 85,677 379
Sunstone Hotel Investors Inc 153,635 1,347
Tanger Inc 93,125 3,047
Terreno Realty Corp 83,649 5,148
Two Harbors Investment Corp 84,265 967
Universal Health Realty Income Trust 10,327 410
Urban Edge Properties 101,819 1,978
Veris Residential Inc 65,711 998
Whitestone REIT 36,323 517
Xenia Hotels & Resorts Inc 76,700 1,131
$ 90,033
Retail - 5 .07%
Academy Sports & Outdoors Inc 53,900 2,965
Advance Auto Parts Inc 48,559 2,331
American Eagle Outfitters Inc 127,409 2,970
Asbury Automotive Group Inc
(d)
15,729 3,689
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
BJ's Restaurants Inc
(d)
17,099 $ 715
Bloomin' Brands Inc 62,047 372
Boot Barn Holdings Inc
(d)
24,663 4,402
Brinker International Inc
(d)
35,946 5,669
Buckle Inc/The 24,368 1,153
CarMax Inc
(d)
118,801 5,291
Cheesecake Factory Inc/The 37,098 2,150
Cracker Barrel Old Country Store Inc
(e)
18,017 543
Dave & Buster's Entertainment Inc
(d)
21,876 411
Freshpet Inc
(d)
39,487 2,752
Group 1 Automotive Inc 10,008 3,545
Kohl's Corp 90,671 1,584
La-Z-Boy Inc 33,338 1,214
MarineMax Inc
(d)
15,281 413
National Vision Holdings Inc
(d)
64,163 1,691
Papa John's International Inc 26,527 933
PC Connection Inc 9,191 540
PriceSmart Inc 20,474 2,912
Sally Beauty Holdings Inc
(d)
78,878 1,201
Shake Shack Inc
(d)
32,567 2,884
Signet Jewelers Ltd 33,129 3,057
Sonic Automotive Inc 12,004 720
Urban Outfitters Inc
(d)
43,541 3,085
Victoria's Secret & Co
(d)
64,854 3,535
Wendy's Co/The 127,811 996
Winmark Corp 2,390 1,077
$ 64,800
Savings & Loans - 1 .42%
Axos Financial Inc
(d)
45,825 4,536
Banc of California Inc 108,598 2,170
Beacon Financial Corp 67,883 1,925
Capitol Federal Financial Inc 98,399 716
Northwest Bancshares Inc 118,198 1,522
Provident Financial Services Inc 105,676 2,340
WaFd Inc 63,745 2,079
WSFS Financial Corp 44,234 2,863
$ 18,151
Semiconductors - 3 .47%
ACM Research Inc
(d)
43,097 2,505
Alpha & Omega Semiconductor Ltd
(d)
20,185 446
Axcelis Technologies Inc
(d)
25,079 2,209
Cohu Inc
(d)
37,776 1,078
Diodes Inc
(d)
37,527 2,221
FormFactor Inc
(d)
62,712 4,421
Impinj Inc
(d)
21,679 2,994
Kulicke & Soffa Industries Inc 42,188 2,419
MaxLinear Inc
(d)
66,445 1,153
Penguin Solutions Inc
(d)
38,915 748
Photronics Inc
(d)
47,737 1,650
Power Integrations Inc 44,767 2,057
Qorvo Inc
(d)
68,024 5,313
Semtech Corp
(d)
70,201 5,598
SiTime Corp
(d)
17,737 6,440
Ultra Clean Holdings Inc
(d)
36,719 1,604
Veeco Instruments Inc
(d)
48,673 1,520
$ 44,376
Software - 2 .69%
ACI Worldwide Inc
(d)
83,400 3,616
Adeia Inc 88,597 1,603
Agilysys Inc
(d)
20,530 1,781
BlackLine Inc
(d)
40,426 1,879
Box Inc
(d)
117,216 2,971
Clear Secure Inc 71,730 2,340
CSG Systems International Inc 21,977 1,753
Digi International Inc
(d)
30,033 1,294
DigitalOcean Holdings Inc
(d)
55,513 3,067
Donnelley Financial Solutions Inc
(d)
21,469 1,111
DoubleVerify Holdings Inc
(d)
108,181 1,170
LiveRamp Holdings Inc
(d)
51,494 1,254

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
N-able Inc/US
(d)
60,298 $ 366
PDF Solutions Inc
(d)
25,894 825
Progress Software Corp
(d)
34,714 1,420
Schrodinger Inc/United States
(d)
45,399 634
SPS Commerce Inc
(d)
30,508 2,723
Teradata Corp
(d)
75,401 2,150
Waystar Holding Corp
(d)
92,868 2,467
$ 34,424
Telecommunications - 2 .80%
A10 Networks Inc 58,028 1,012
Calix Inc
(d)
48,792 2,180
Extreme Networks Inc
(d)
108,180 1,577
Gogo Inc
(d)
62,808 288
Harmonic Inc
(d)
90,799 883
InterDigital Inc 20,829 6,799
Iridium Communications Inc 84,741 1,688
Lumen Technologies Inc
(d)
763,383 6,733
Shenandoah Telecommunications Co 36,864 438
Telephone and Data Systems Inc 79,511 3,588
Uniti Group Inc
(d)
145,038 1,207
Viasat Inc
(d)
109,430 4,943
Viavi Solutions Inc
(d)
180,572 4,417
$ 35,753
Textiles - 0 .20%
UniFirst Corp/MA 11,785 2,534
Transportation - 1 .42%
ArcBest Corp 18,212 1,643
Dorian LPG Ltd 29,804 880
Forward Air Corp
(d)
17,948 500
Heartland Express Inc 36,968 373
Hub Group Inc 49,010 2,332
International Seaways Inc 32,769 1,955
Marten Transport Ltd 46,826 576
Matson Inc 25,226 4,044
RXO Inc
(d)
132,770 1,936
Schneider National Inc 40,310 1,082
Werner Enterprises Inc 48,404 1,658
World Kinect Corp 44,949 1,209
$ 18,188
Trucking & Leasing - 0 .10%
Greenbrier Cos Inc/The 25,048 1,263
Water - 0 .52%
American States Water Co 31,320 2,285
California Water Service Group 48,211 2,155
H2O America 26,939 1,402
Middlesex Water Co 14,835 777
$ 6,619
TOTAL COMMON STOCKS $ 1,251,464
Total Investments $ 1,275,695
Other Assets and Liabilities -  0.24% 3,021
TOTAL NET ASSETS - 100.00% $ 1,278,716
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,559 or
0.20% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,516 or 0.20% of net assets.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.59% $ 40,747 $ 134,787 $ 158,440 $ 17,094
$ 40,747 $ 134,787 $ 158,440 $ 17,094
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.59% $ 235 $ — $ — $ —
$ 235 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2026 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2026 Long 163 $ 21,390 $ (158)
Total $ (158)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .41 % Shares Held Value (000's)
Exchange-Traded Funds - 2 .67%
iShares Russell 2000 Value ETF 164,569 $ 31,906
Money Market Funds - 3 .74%
BlackRock Liquidity FedFund - Institutional Class
3.58%
(a),(b)
584,354 585
Principal Government Money Market Fund - Class
R-6 3.59%
(a),(b),(c)
43,987,533 43,987
$ 44,572
TOTAL INVESTMENT COMPANIES $ 76,478
COMMON STOCKS - 94 .34 % Shares Held Value (000's)
Advertising - 0 .24%
Advantage Solutions Inc
(d)
4,507 $ 5
Boston Omaha Corp
(d),(e)
887 11
National CineMedia Inc 358,626 1,295
Nexxen International Ltd
(d)
1,478 9
Stagwell Inc
(d)
262,700 1,579
TechTarget Inc
(d)
1,246 6
$ 2,905
Aerospace & Defense - 1 .21%
AAR Corp
(d)
1,228 130
AerSale Corp
(d)
1,515 11
AIRO Group Holdings Inc
(d),(e)
129 1
Astronics Corp
(d)
124 10
ATI Inc
(d)
64,300 7,735
Ducommun Inc
(d)
575 65
Firefly Aerospace Inc
(d),(e)
338 9
Hexcel Corp 68,760 5,694
Intuitive Machines Inc
(d),(e)
4,347 83
Mercury Systems Inc
(d)
1,685 158
National Presto Industries Inc 3,719 474
Voyager Technologies Inc
(d)
168 5
$ 14,375
Agriculture - 0 .03%
Alico Inc 238 10
Andersons Inc/The 1,375 85
Dole PLC 3,482 56
Fresh Del Monte Produce Inc 1,395 55
Limoneira Co 693 10
Tejon Ranch Co
(d)
902 15
Turning Point Brands Inc 85 10
Universal Corp/VA 1,014 57
$ 298
Airlines - 0 .10%
Allegiant Travel Co
(d)
492 44
flyExclusive Inc
(d)
271 1
Frontier Group Holdings Inc
(d),(e)
1,316 6
JetBlue Airways Corp
(d)
12,543 61
SkyWest Inc
(d)
1,703 164
Sun Country Airlines Holdings Inc
(d)
51,766 908
$ 1,184
Apparel - 0 .54%
Capri Holdings Ltd
(d)
4,909 111
Carter's Inc 31,081 1,076
Columbia Sportswear Co 19,200 1,061
Kontoor Brands Inc 437 26
Lakeland Industries Inc
(e)
438 4
Oxford Industries Inc 37,716 1,390
PVH Corp 10,900 680
Rocky Brands Inc 314 10
Steven Madden Ltd 46,598 2,045
Superior Group of Cos Inc 541 5
Torrid Holdings Inc
(d),(e)
1,735 2
Weyco Group Inc 275 9
$ 6,419
Automobile Manufacturers - 0 .23%
Blue Bird Corp
(d)
22,800 1,147
Faraday Future Intelligent Electric Inc
(d),(e)
6,120 6
Hyliion Holdings Corp
(d)
5,839 12
REV Group Inc 7,900 505
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers (continued)
Wabash National Corp 101,590 $ 1,029
$ 2,699
Automobile Parts & Equipment - 1 .18%
Adient PLC
(d)
81,713 1,699
American Axle & Manufacturing Holdings Inc
(d)
4,892 39
Cooper-Standard Holdings Inc
(d)
711 22
Dana Inc 4,971 144
Douglas Dynamics Inc 33,398 1,258
Fox Factory Holding Corp
(d)
1,314 24
Garrett Motion Inc 6,706 121
Gentex Corp 69,800 1,606
Gentherm Inc
(d)
1,280 41
Goodyear Tire & Rubber Co/The
(d)
147,140 1,385
Holley Inc
(d)
3,449 13
indie Semiconductor Inc
(d),(e)
5,058 21
Lear Corp 18,100 2,119
Methode Electronics Inc 196,337 1,569
Microvast Holdings Inc
(d)
3,238 9
Miller Industries Inc/TN 21,529 882
Motorcar Parts of America Inc
(d)
594 7
Phinia Inc 20,680 1,472
Solid Power Inc
(d)
5,906 26
Standard Motor Products Inc 901 36
Strattec Security Corp
(d)
184 15
Titan International Inc
(d)
1,984 19
Visteon Corp 16,816 1,528
$ 14,055
Banks - 18 .02%
1st Source Corp 23,380 1,574
ACNB Corp 425 21
Alerus Financial Corp 996 25
Amalgamated Financial Corp 963 37
Amerant Bancorp Inc 73,225 1,589
Ameris Bancorp 108,257 8,728
Ames National Corp 397 10
Arrow Financial Corp 19,081 645
Associated Banc-Corp 41,761 1,139
Atlantic Union Bankshares Corp 6,019 234
Avidbank Holdings Inc
(d)
106 3
BancFirst Corp 76 8
Bank First Corp 313 44
Bank of Hawaii Corp 373 28
Bank of Marin Bancorp 44,576 1,197
Bank of NT Butterfield & Son Ltd/The 1,754 91
Bank7 Corp 11,698 520
BankUnited Inc 48,707 2,312
Bankwell Financial Group Inc 259 12
Banner Corp 1,431 89
Bar Harbor Bankshares 674 23
BayCom Corp 16,425 479
BCB Bancorp Inc 666 5
Blue Foundry Bancorp
(d)
783 10
Blue Ridge Bankshares Inc 2,963 13
Bridgewater Bancshares Inc
(d)
23,257 446
Burke & Herbert Financial Services Corp 16,104 1,055
Business First Bancshares Inc 1,214 34
Byline Bancorp Inc 1,321 42
C&F Financial Corp 135 10
California BanCorp 816 15
Camden National Corp 27,989 1,332
Capital Bancorp Inc 16,462 505
Capital City Bank Group Inc 578 24
Carter Bankshares Inc
(d)
29,457 631
Cathay General Bancorp 32,429 1,659
CB Financial Services Inc 226 8
Central Pacific Financial Corp 47,922 1,561
Chain Bridge Bancorp Inc
(d)
91 3
Chemung Financial Corp 169 10
ChoiceOne Financial Services Inc 603 17

Schedule of Investments
SmallCap Value Fund II
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Citizens & Northern Corp 718 $ 16
Citizens Financial Services Inc 156 10
City Holding Co 209 26
Civista Bancshares Inc 21,476 519
CNB Financial Corp/PA 21,062 583
CoastalSouth Bancshares Inc 219 5
Colony Bankcorp Inc 29,474 573
Columbia Banking System Inc 360,646 10,618
Commercial Bancgroup Inc 259 7
Community Financial System Inc 1,727 108
Community Trust Bancorp Inc 17,716 1,093
Community West Bancshares 601 14
ConnectOne Bancorp Inc 82,820 2,204
Cullen/Frost Bankers Inc 73,980 10,196
Customers Bancorp Inc
(d)
1,243 98
CVB Financial Corp 5,517 109
Dime Community Bancshares Inc 59,211 2,015
Eagle Bancorp Inc 90,876 2,431
Eagle Financial Services Inc 193 7
Eastern Bankshares Inc 9,356 192
ECB Bancorp Inc/MD
(d)
364 6
Enterprise Financial Services Corp 25,355 1,454
Equity Bancshares Inc 630 29
Farmers & Merchants Bancorp Inc/Archbold OH 554 15
Farmers National Banc Corp 36,312 472
FB Bancorp Inc
(d)
839 11
FB Financial Corp 1,742 100
Fidelity D&D Bancorp Inc 211 9
Financial Institutions Inc 55,886 1,841
Finwise Bancorp
(d)
194 3
First Bancorp Inc/The 470 13
First BanCorp/Puerto Rico 3,066 68
First Bancorp/Southern Pines NC 1,697 98
First Bank/Hamilton NJ 945 16
First Busey Corp 85,372 2,105
First Business Financial Services Inc 310 18
First Commonwealth Financial Corp 4,404 79
First Community Bankshares Inc 652 23
First Community Corp/SC 270 8
First Financial Bancorp 276,386 7,943
First Financial Corp 17,334 1,130
First Foundation Inc
(d)
241,100 1,514
First Hawaiian Inc 75,707 2,010
First Internet Bancorp 25,203 549
First Interstate BancSystem Inc 50,586 1,794
First Merchants Corp 50,520 2,008
First Mid Bancshares Inc 25,820 1,087
First National Corp/VA 328 9
First United Corp 268 10
Firstsun Capital Bancorp
(d)
27,531 1,087
Five Star Bancorp 13,655 541
Flagstar Bank NA 163,939 2,168
FNB Corp/PA 32,900 577
Franklin Financial Services Corp 186 10
Fulton Financial Corp 7,708 159
FVCBankcorp Inc 690 10
GBank Financial Holdings Inc
(d)
371 12
German American Bancorp Inc 1,525 64
Glacier Bancorp Inc 165,786 8,402
Great Southern Bancorp Inc 17,319 1,063
Hancock Whitney Corp 3,574 246
Hanmi Financial Corp 64,961 1,726
Hanover Bancorp Inc 182 4
Hawthorn Bancshares Inc 259 9
HBT Financial Inc 501 14
Heritage Commerce Corp 156,518 1,992
Heritage Financial Corp/WA 44,294 1,144
Hilltop Holdings Inc 57,305 2,147
Home BancShares Inc/AR 7,955 230
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Hope Bancorp Inc 173,297 $ 2,076
Horizon Bancorp Inc/IN 88,821 1,565
Huntington Bancshares Inc/OH 100,659 1,760
Independent Bank Corp 22,144 1,789
Independent Bank Corp/MI 849 30
International Bancshares Corp 2,053 143
Investar Holding Corp 400 11
John Marshall Bancorp Inc 553 11
Kearny Financial Corp/MD 171,112 1,333
Lakeland Financial Corp 466 28
Landmark Bancorp Inc/Manhattan KS 228 6
LCNB Corp 601 10
LINKBANCORP Inc 905 8
Live Oak Bancshares Inc 51,359 2,052
MainStreet Bancshares Inc 319 7
Mechanics Bancorp 34,797 522
Mercantile Bank Corp 31,177 1,621
Merchants Bancorp/IN 55,531 2,302
Meridian Corp 356 7
Metrocity Bankshares Inc 349 10
Metropolitan Bank Holding Corp 288 27
Mid Penn Bancorp Inc 17,245 569
Middlefield Banc Corp 319 11
Midland States Bancorp Inc 52,972 1,211
MidWestOne Financial Group Inc 696 32
MVB Financial Corp 473 13
National Bank Holdings Corp 1,595 64
National Bankshares Inc 277 10
NB Bancorp Inc 107,830 2,342
NBT Bancorp Inc 2,019 90
NewtekOne Inc 1,013 14
Nicolet Bankshares Inc 393 57
Northeast Bank 19,540 2,252
Northeast Community Bancorp Inc 540 13
Northpointe Bancshares Inc 859 15
Northrim BanCorp Inc 456 11
Norwood Financial Corp 411 13
Oak Valley Bancorp 304 10
OFG Bancorp 1,858 75
Ohio Valley Banc Corp 182 8
Old National Bancorp/IN 329,191 8,042
Old Second Bancorp Inc 2,123 42
OP Bancorp 514 7
Orange County Bancorp Inc 342 11
Origin Bancorp Inc 39,523 1,693
Orrstown Financial Services Inc 781 28
Park National Corp 621 101
Parke Bancorp Inc 384 11
PCB Bancorp 421 9
Peapack-Gladstone Financial Corp 37,831 1,200
Peoples Bancorp Inc/OH 1,465 48
Peoples Bancorp of North Carolina Inc 202 7
Peoples Financial Services Corp 349 18
Pinnacle Financial Partners Inc 4,870 463
Pioneer Bancorp Inc/NY
(d)
538 8
Plumas Bancorp 291 15
Ponce Financial Group Inc
(d)
862 14
Preferred Bank/Los Angeles CA 20,881 1,791
Primis Financial Corp 975 13
Princeton Bancorp Inc 220 8
Prosperity Bancshares Inc 140,140 9,671
QCR Holdings Inc 21,087 1,903
RBB Bancorp 28,180 584
Red River Bancshares Inc 200 17
Renasant Corp 3,979 150
Republic Bancorp Inc/KY 346 25
Rhinebeck Bancorp Inc
(d)
215 3
Richmond Mutual BanCorp Inc 393 6
S&T Bancorp Inc 1,609 69

Schedule of Investments
SmallCap Value Fund II
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
SB Financial Group Inc 284 $ 6
Seacoast Banking Corp of Florida 3,681 123
Shore Bancshares Inc 61,470 1,166
Sierra Bancorp 16,492 584
Simmons First National Corp 101,863 2,071
SmartFinancial Inc 501 20
South Plains Financial Inc 547 23
Southern First Bancshares Inc
(d)
329 18
Southside Bancshares Inc 1,213 39
SOUTHSTATE BANK CORP 92,530 9,469
SR Bancorp Inc 367 6
Stellar Bancorp Inc 1,981 74
Stock Yards Bancorp Inc 73 5
Texas Capital Bancshares Inc
(d)
1,651 167
Third Coast Bancshares Inc
(d)
547 22
Tompkins Financial Corp 19,105 1,531
Towne Bank/Portsmouth VA 28,353 992
TriCo Bancshares 43,595 2,172
Triumph Financial Inc
(d)
517 33
TrustCo Bank Corp NY 38,299 1,662
Trustmark Corp 2,366 101
UMB Financial Corp 70,610 8,977
Union Bankshares Inc/Morrisville VT 46 1
United Bankshares Inc/WV 210,139 8,895
United Community Banks Inc/GA 283,101 9,747
United Security Bancshares/Fresno CA 663 7
Unity Bancorp Inc 172 9
Univest Financial Corp 49,902 1,654
Valley National Bancorp 149,841 1,867
Virginia National Bankshares Corp 211 9
Walker & Dunlop Inc 1,385 87
Washington Trust Bancorp Inc 51,459 1,768
WesBanco Inc 3,779 133
West BanCorp Inc 561 13
Westamerica BanCorp 1,016 51
Western New England Bancorp Inc 755 10
Zions Bancorp NA 170,430 10,210
$ 214,846
Beverages - 1 .09%
Coca-Cola Consolidated Inc 85,420 12,989
MGP Ingredients Inc 617 15
$ 13,004
Biotechnology - 0 .49%
4D Molecular Therapeutics Inc
(d),(e)
1,845 16
Aardvark Therapeutics Inc
(d),(e)
236 3
Abeona Therapeutics Inc
(d),(e)
183 1
Absci Corp
(d),(e)
1,317 4
Aldeyra Therapeutics Inc
(d)
484 3
Alector Inc
(d)
3,041 6
Allogene Therapeutics Inc
(d)
6,407 12
Alpha Teknova Inc
(d),(e)
129 —
Alumis Inc
(d)
2,388 59
ANI Pharmaceuticals Inc
(d)
10,100 827
Annexon Inc
(d)
4,218 26
Arbutus Biopharma Corp
(d)
494 2
Arcturus Therapeutics Holdings Inc
(d),(e)
746 6
Arcus Biosciences Inc
(d)
866 18
Atea Pharmaceuticals Inc
(d)
3,066 13
Atlantic International Corp
(d)
375 1
Aura Biosciences Inc
(d)
1,334 7
Avidity Biosciences Inc
(d)
381 28
Bicara Therapeutics Inc
(d)
1,243 21
BioAge Labs Inc
(d)
964 18
BioCryst Pharmaceuticals Inc
(d)
1,090 7
Cardiff Oncology Inc
(d),(e)
1,571 3
Cartesian Therapeutics Inc
(d),(e)
394 3
Cartesian Therapeutics Inc - Contingent Value
Rights
(d),(f)
12,004 2
Celcuity Inc
(d)
71 8
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Celldex Therapeutics Inc
(d)
2,759 $ 68
Cogent Biosciences Inc
(d)
364 13
Compass Therapeutics Inc
(d)
2,761 18
CRISPR Therapeutics AG
(d)
3,673 184
Cullinan Therapeutics Inc
(d)
2,293 27
Cytek Biosciences Inc
(d)
4,891 24
Cytokinetics Inc
(d)
4,381 277
Day One Biopharmaceuticals Inc
(d)
3,163 35
Definium Therapeutics Inc
(d)
2,725 46
Denali Therapeutics Inc
(d)
5,261 114
Design Therapeutics Inc
(d)
1,007 10
Dianthus Therapeutics Inc
(d)
935 50
Dyne Therapeutics Inc
(d)
3,550 64
Editas Medicine Inc
(d)
3,790 8
Eledon Pharmaceuticals Inc
(d)
2,260 5
Emergent BioSolutions Inc
(d)
2,194 25
Entrada Therapeutics Inc
(d)
1,234 14
Erasca Inc
(d)
7,364 77
Esperion Therapeutics Inc
(d)
6,525 22
EyePoint Inc
(d)
3,183 43
Fate Therapeutics Inc
(d)
5,204 6
Forafric Global PLC
(d)
51 1
Halozyme Therapeutics Inc
(d)
21,500 1,542
Humacyte Inc
(d),(e)
4,595 5
Ideaya Biosciences Inc
(d)
3,385 109
ImmunityBio Inc
(d),(e)
2,166 14
Inhibrx Biosciences Inc
(d)
379 29
Innoviva Inc
(d)
367 7
Intellia Therapeutics Inc
(d)
4,340 57
Iovance Biotherapeutics Inc
(d)
12,968 33
Jade Biosciences Inc 1,946 30
Janux Therapeutics Inc
(d)
1,217 17
Keros Therapeutics Inc
(d)
1,228 22
Kodiak Sciences Inc
(d)
1,396 32
Korro Bio Inc
(d)
356 5
Kura Oncology Inc
(d)
3,410 28
Larimar Therapeutics Inc
(d)
2,110 7
LB Pharmaceuticals Inc
(d)
389 8
Lexeo Therapeutics Inc
(d),(e)
2,655 20
Ligand Pharmaceuticals Inc
(d)
720 138
MapLight Therapeutics Inc
(d)
340 6
Maravai LifeSciences Holdings Inc
(d)
4,464 15
Maze Therapeutics Inc
(d)
829 36
MBX Biosciences Inc
(d)
1,193 44
MeiraGTx Holdings plc
(d)
512 4
Monte Rosa Therapeutics Inc
(d)
1,969 40
Myriad Genetics Inc
(d)
3,822 21
NeoGenomics Inc
(d)
4,924 59
Nkarta Inc
(d)
1,826 4
Novavax Inc
(d)
1,119 10
Nurix Therapeutics Inc
(d)
4,225 70
Nuvation Bio Inc
(d)
9,373 49
Olema Pharmaceuticals Inc
(d)
2,509 65
Omeros Corp
(d),(e)
393 5
Oruka Therapeutics Inc
(d),(e)
1,621 55
Palvella Therapeutics Inc
(d),(e)
21 2
Perspective Therapeutics Inc
(d)
2,855 11
Phathom Pharmaceuticals Inc
(d),(e)
1,219 17
Praxis Precision Medicines Inc
(d)
953 299
Precigen Inc
(d)
524 2
Prime Medicine Inc
(d),(e)
4,193 16
Protara Therapeutics Inc
(d),(e)
1,448 10
Prothena Corp PLC
(d)
1,678 15
PTC Therapeutics Inc
(d)
608 46
Puma Biotechnology Inc
(d)
1,862 12
Rapport Therapeutics Inc
(d)
1,193 32
REGENXBIO Inc
(d)
1,976 22
Relay Therapeutics Inc
(d)
5,940 45
Replimune Group Inc
(d)
2,883 20

Schedule of Investments
SmallCap Value Fund II
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Rezolute Inc
(d)
507 $ 2
Rocket Pharmaceuticals Inc
(d)
3,153 11
Sana Biotechnology Inc
(d)
6,183 27
Scholar Rock Holding Corp
(d)
288 13
Septerna Inc
(d),(e)
895 21
Solid Biosciences Inc
(d)
2,589 17
Syndax Pharmaceuticals Inc
(d)
272 6
Tango Therapeutics Inc
(d)
4,484 52
Tectonic Therapeutic Inc
(d),(e)
406 8
Terns Pharmaceuticals Inc
(d)
3,616 125
Tevogen Bio Holdings Inc
(d)
1,741 1
Theravance Biopharma Inc
(d)
355 7
Third Harmonic Bio Inc
(d),(f)
1,482 —
Travere Therapeutics Inc
(d)
248 8
TriSalus Life Sciences Inc
(d)
999 5
Tvardi Therapeutics Inc
(d),(e)
250 1
Tyra Biosciences Inc
(d),(e)
1,086 33
Upstream Bio Inc
(d),(e)
1,382 43
UroGen Pharma Ltd
(d)
312 6
Verastem Inc
(d)
1,007 6
Vir Biotechnology Inc
(d)
3,716 28
Viridian Therapeutics Inc
(d)
692 23
WaVe Life Sciences Ltd
(d)
574 7
Xencor Inc
(d)
2,988 36
XOMA Royalty Corp
(d)
132 3
Zenas Biopharma Inc
(d),(e)
788 14
$ 5,863
Building Materials - 2 .17%
AirJoule Technologies Corp
(d),(e)
1,026 3
American Woodmark Corp
(d)
23,982 1,424
Apogee Enterprises Inc 36,181 1,343
Armstrong World Industries Inc 4,300 790
Aspen Aerogels Inc
(d)
2,811 10
Boise Cascade Co 1,585 128
Carlisle Cos Inc 36,340 12,388
Eagle Materials Inc 28,735 5,857
Fortune Brands Innovations Inc 36,600 1,980
Gibraltar Industries Inc
(d)
1,253 64
JELD-WEN Holding Inc
(d)
3,559 10
LSI Industries Inc 300 7
Masterbrand Inc
(d)
5,383 65
NWPX Infrastructure Inc
(d)
390 26
UFP Industries Inc 17,195 1,776
$ 25,871
Chemicals - 3 .64%
AdvanSix Inc 21,024 333
American Vanguard Corp
(d)
83,750 425
Axalta Coating Systems Ltd
(d)
65,800 2,210
Cabot Corp 6,489 468
Calumet Inc
(d),(e)
2,570 58
Codexis Inc
(d)
961 1
Ecovyst Inc
(d)
235,255 2,496
Element Solutions Inc 586,710 17,073
Hawkins Inc 40,725 5,305
HB Fuller Co 33,241 1,998
Huntsman Corp 162,500 1,758
Ingevity Corp
(d)
16,300 1,072
Innospec Inc 19,229 1,572
International Flavors & Fragrances Inc 92,370 6,448
Intrepid Potash Inc
(d)
470 16
Koppers Holdings Inc 792 23
Kronos Worldwide Inc 1,045 6
Mativ Holdings Inc 2,305 28
Minerals Technologies Inc 1,326 87
Oil-Dri Corp of America 98 6
Olin Corp 74,500 1,550
Orion SA 2,437 15
Perimeter Solutions Inc
(d)
5,873 154
Quaker Chemical Corp 575 88
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Rayonier Advanced Materials Inc
(d)
2,751 $ 21
Rogers Corp
(d)
755 73
Stepan Co 902 52
Trinseo PLC 2,181 1
Tronox Holdings PLC 5,104 31
Valhi Inc 116 2
$ 43,370
Coal - 0 .05%
Alpha Metallurgical Resources Inc
(d)
343 72
Core Natural Resources Inc 1,401 133
Hallador Energy Co
(d)
89 2
NACCO Industries Inc 177 9
Peabody Energy Corp 5,164 182
SunCoke Energy Inc 3,564 28
Warrior Met Coal Inc 2,194 196
$ 622
Commercial Services - 4 .47%
ABM Industries Inc 31,653 1,457
Acacia Research Corp
(d)
1,638 7
AirSculpt Technologies Inc
(d)
263 1
Alight Inc 18,131 28
Alta Equipment Group Inc
(e)
806 5
American Public Education Inc
(d)
45 2
AMN Healthcare Services Inc
(d)
1,605 34
BrightView Holdings Inc 3,066 41
Brink's Co/The 15,800 2,007
Cass Information Systems Inc 11,200 504
Chaince Digital Holdings Inc
(d),(e)
1,638 9
Cimpress PLC
(d)
567 45
CoreCivic Inc
(d)
3,768 70
Cross Country Healthcare Inc
(d)
1,362 13
Custom Truck One Source Inc
(d)
2,445 15
Deluxe Corp 1,866 49
Distribution Solutions Group Inc
(d)
37 1
Emerald Holding Inc 113,900 574
Ennis Inc 25,376 495
Euronet Worldwide Inc
(d)
21,800 1,580
European Wax Center Inc
(d),(e)
107 —
First Advantage Corp
(d)
1,052 14
Flywire Corp
(d)
538 7
Forrester Research Inc
(d)
54,039 438
Franklin Covey Co
(d)
21,784 443
FTI Consulting Inc
(d)
37,900 6,620
GPGI Inc 221 5
Graham Holdings Co 136 159
Green Dot Corp
(d)
2,289 28
Hackett Group Inc/The 94 2
Healthcare Services Group Inc
(d)
100,479 1,892
Herc Holdings Inc 61,120 8,761
HireQuest Inc
(e)
239 3
ICF International Inc 767 72
Information Services Group Inc 1,082 6
Insperity Inc 19,100 816
John Wiley & Sons Inc 115 4
Kelly Services Inc 1,332 14
Kforce Inc 65,382 2,310
Korn Ferry 13,697 951
Laureate Education Inc
(d)
41,938 1,438
Legence Corp
(d)
670 31
Lifecore Biomedical Inc
(d)
368 3
ManpowerGroup Inc 35,900 1,304
MarketWise Inc
(e)
108 2
Marqeta Inc
(d)
8,367 35
Matthews International Corp
(e)
1,269 33
Medifast Inc
(d),(e)
515 6
Mister Car Wash Inc
(d)
508 3
Monro Inc 1,272 24
National Research Corp 51,600 1,050
NPK International Inc
(d)
3,459 48

Schedule of Investments
SmallCap Value Fund II
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Paysafe Ltd
(d)
1,512 $ 10
Perdoceo Education Corp 2,760 88
PROG Holdings Inc 1,654 54
Quad/Graphics Inc 368 2
Repay Holdings Corp
(d)
3,045 11
Resources Connection Inc 130,187 590
Robert Half Inc 55,900 1,935
Sezzle Inc
(d)
75 5
Strategic Education Inc 979 83
Target Hospitality Corp
(d)
1,410 10
TIC Solutions Inc
(d)
6,452 65
Transcat Inc
(d)
197 12
TrueBlue Inc
(d)
207,577 1,112
Upbound Group Inc 1,438 27
USCB Financial Holdings Inc 334 6
Valvoline Inc
(d),(e)
423,820 13,867
Vestis Corp 4,935 32
WEX Inc
(d)
12,100 1,862
Willdan Group Inc
(d)
186 24
$ 53,254
Computers - 0 .73%
3D Systems Corp
(d),(e)
5,784 13
Amentum Holdings Inc
(d)
42,200 1,510
ASGN Inc
(d)
40,471 2,108
Conduent Inc
(d)
6,538 9
Corsair Gaming Inc
(d)
2,049 10
Crane NXT Co 29,100 1,470
Cricut Inc 2,299 10
CSP Inc 80 1
Diebold Nixdorf Inc
(d)
73 5
Grid Dynamics Holdings Inc
(d)
597 5
Insight Enterprises Inc
(d)
813 68
Maximus Inc 18,000 1,700
Mitek Systems Inc
(d)
1,535 15
NCR Voyix Corp
(d)
5,854 58
NetScout Systems Inc
(d)
2,948 82
OneSpan Inc 1,352 16
PAR Technology Corp
(d)
699 18
Pitney Bowes Inc 4,306 45
Rimini Street Inc
(d)
1,939 7
Science Applications International Corp 13,900 1,415
Telos Corp
(d)
2,492 14
TTEC Holdings Inc
(d),(e)
953 3
Unisys Corp
(d)
579 2
V2X Inc
(d)
888 61
Vuzix Corp
(d),(e)
299 1
$ 8,646
Consumer Products - 0 .24%
ACCO Brands Corp 3,841 15
Acme United Corp
(e)
159 7
Helen of Troy Ltd
(d)
58,517 969
Quanex Building Products Corp 1,941 36
Reynolds Consumer Products Inc 76,100 1,763
Spectrum Brands Holdings Inc 985 63
$ 2,853
Cosmetics & Personal Care - 0 .09%
Beauty Health Co/The
(d),(e)
1,205 2
Edgewell Personal Care Co 47,020 915
Honest Co Inc/The
(d),(e)
2,234 5
Olaplex Holdings Inc
(d)
6,283 10
Prestige Consumer Healthcare Inc
(d)
1,702 110
Waldencast plc
(d)
2,028 4
$ 1,046
Distribution & Wholesale - 2 .43%
EVI Industries Inc 242 6
G-III Apparel Group Ltd 35,237 1,034
Global Industrial Co 33,161 1,013
Gold.com Inc 799 42
Hudson Technologies Inc
(d)
1,689 12
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
OPENLANE Inc
(d)
4,442 $ 134
Resideo Technologies Inc
(d)
38,050 1,304
Rush Enterprises Inc - Class A 149,460 9,594
Rush Enterprises Inc - Class B 176 10
ScanSource Inc
(d)
35,845 1,541
Titan Machinery Inc
(d)
89,921 1,463
VSE Corp 130 28
WESCO International Inc 44,300 12,822
$ 29,003
Diversified Financial Services - 3 .88%
AlTi Global Inc
(d),(e)
1,909 9
Artisan Partners Asset Management Inc 342,177 15,234
Atlanticus Holdings Corp
(d)
219 11
Bakkt Inc
(d)
417 6
Better Home & Finance Holding Co
(d),(e)
230 7
Bread Financial Holdings Inc 32,354 2,347
Brookfield Business Corp
(e)
641 23
Burford Capital Ltd 3,076 30
Cohen & Steers Inc 118 8
Columbia Financial Inc
(d)
1,034 17
Consumer Portfolio Services Inc
(d),(e)
446 4
Diamond Hill Investment Group Inc 10,672 1,828
DigitalBridge Group Inc 7,479 115
Enact Holdings Inc 54,184 2,155
Encore Capital Group Inc
(d)
940 52
Federal Agricultural Mortgage Corp 35 6
Federated Hermes Inc 38,900 2,073
Finance Of America Cos Inc
(d)
213 5
First Western Financial Inc
(d)
20,246 509
Fold Holdings Inc
(d)
125 —
Forge Global Holdings Inc
(d)
458 20
GCM Grosvenor Inc 313 4
Hamilton Lane Inc 68,885 9,729
International Money Express Inc
(d)
70,600 1,091
Invesco Ltd 38,700 1,056
Janus Henderson Group PLC 18,800 905
Jefferson Capital Inc 228 5
LendingClub Corp
(d)
4,780 81
LendingTree Inc
(d)
26 1
loanDepot Inc
(d)
3,721 8
Marex Group PLC 710 28
Medallion Financial Corp 779 8
Miami International Holdings Inc
(d)
457 19
Navient Corp 150,023 1,471
Nelnet Inc 466 61
Onity Group Inc
(d)
289 13
Oportun Financial Corp
(d)
1,758 10
Pagseguro Digital Ltd 2,892 33
PennyMac Financial Services Inc 1,229 123
PRA Group Inc
(d)
1,661 21
Radian Group Inc 60,338 1,985
Regional Management Corp 344 13
Resolute Holdings Management Inc
(d),(e)
111 23
Security National Financial Corp
(d)
740 6
Siebert Financial Corp
(d)
543 2
Silvercrest Asset Management Group Inc 294 4
SLM Corp 69,100 1,876
Strive Inc
(d)
9,451 8
SWK Holdings Corp 146 3
Velocity Financial Inc
(d)
488 10
Virtus Investment Partners Inc 10,746 1,754
Voya Financial Inc 18,400 1,411
Vroom Inc
(d),(e)
38 1
Webull Corp
(d)
10,027 70
Westwood Holdings Group Inc 356 6
World Acceptance Corp
(d)
117 14
$ 46,312

Schedule of Investments
SmallCap Value Fund II
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 1 .08%
Ameresco Inc
(d)
1,353 $ 42
Avista Corp 52,997 2,188
Black Hills Corp 35,757 2,610
Genie Energy Ltd 838 12
Hawaiian Electric Industries Inc
(d)
7,364 113
MGE Energy Inc 738 59
Northwestern Energy Group Inc 33,696 2,286
Oklo Inc
(d),(e)
3,511 280
Ormat Technologies Inc 2,573 321
Otter Tail Corp 12,217 1,090
Portland General Electric Co 49,313 2,478
TXNM Energy Inc 4,250 250
Unitil Corp 21,937 1,117
$ 12,846
Electrical Components & Equipment - 0 .16%
AZZ Inc 5,500 684
Energizer Holdings Inc 38,486 840
EnerSys 1,485 268
Insteel Industries Inc 368 12
nLight Inc
(d)
1,824 83
$ 1,887
Electronics - 2 .71%
Allient Inc 559 34
Applied Optoelectronics Inc
(d),(e)
513 22
Arrow Electronics Inc
(d)
12,500 1,656
Atkore Inc 22,039 1,531
Atmus Filtration Technologies Inc 39,640 2,298
Avnet Inc 37,000 2,308
Bel Fuse Inc - A Shares 71 13
Bel Fuse Inc - B Shares 432 87
Benchmark Electronics Inc 1,502 78
CTS Corp 1,035 53
Ingram Micro Holding Corp
(e)
50,500 1,067
Itron Inc
(d)
983 97
Kimball Electronics Inc
(d)
45,449 1,373
Knowles Corp
(d)
3,355 81
MicroVision Inc
(d)
4,387 4
Neonode Inc
(d)
109 —
Plexus Corp
(d)
7,393 1,474
Sanmina Corp
(d)
104,396 14,790
Sensata Technologies Holding PLC 55,600 1,923
Standard BioTools Inc
(d)
12,686 18
TTM Technologies Inc
(d)
4,315 424
Turtle Beach Corp
(d)
230 3
Vishay Intertechnology Inc 85,492 1,723
Vontier Corp 33,700 1,264
$ 32,321
Energy - Alternate Sources - 0 .28%
Array Technologies Inc
(d)
5,016 57
Fluence Energy Inc
(d)
547 17
FutureFuel Corp 1,206 4
Gevo Inc
(d)
9,602 19
Green Plains Inc
(d)
2,829 32
Montauk Renewables Inc
(d)
2,536 4
Nextpower Inc
(d)
7,930 929
OPAL Fuels Inc
(d)
526 1
Plug Power Inc
(d)
47,567 101
REX American Resources Corp
(d)
57,356 1,939
Shoals Technologies Group Inc
(d)
5,969 56
SunPower Inc
(d)
2,213 4
Sunrun Inc
(d)
9,445 180
T1 Energy Inc
(d)
5,625 47
XCF Global Inc
(d)
1,506 —
$ 3,390
Engineering & Construction - 0 .29%
908 Devices Inc
(d),(e)
273 2
Arcosa Inc 1,469 168
Bowman Consulting Group Ltd
(d)
33 1
Concrete Pumping Holdings Inc
(d)
891 5
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Fluor Corp
(d)
42,627 $ 1,969
Granite Construction Inc 249 30
Great Lakes Dredge & Dock Corp
(d)
2,810 42
Latham Group Inc
(d)
229 1
Mistras Group Inc
(d)
533 8
Orion Group Holdings Inc
(d)
1,349 16
Primoris Services Corp 145 22
Southland Holdings Inc
(d)
757 1
Tutor Perini Corp 15,815 1,248
$ 3,513
Entertainment - 1 .58%
Accel Entertainment Inc
(d)
135,900 1,537
AMC Entertainment Holdings Inc
(d),(e)
21,810 30
Brightstar Lottery PLC 111,782 1,618
Churchill Downs Inc 66,070 6,499
Falcon's Beyond Global Inc
(d),(e)
140 1
Golden Entertainment Inc 813 22
Lionsgate Studios Corp
(d)
8,692 82
Marriott Vacations Worldwide Corp 27,314 1,484
Monarch Casino & Resort Inc 5,700 522
Pursuit Attractions and Hospitality Inc
(d)
848 29
RCI Hospitality Holdings Inc 150 4
Red Rock Resorts Inc 90,093 5,688
Reservoir Media Inc
(d)
804 6
Six Flags Entertainment Corp
(d)
847 15
Starz Entertainment Corp
(d),(e)
550 5
United Parks & Resorts Inc
(d)
35,013 1,318
Webtoon Entertainment Inc
(d),(e)
847 10
$ 18,870
Environmental Control - 1 .13%
Arq Inc
(d)
1,375 5
Clean Harbors Inc
(d)
51,580 13,406
Enviri Corp
(d)
3,205 61
Montrose Environmental Group Inc
(d)
1,365 30
Perma-Fix Environmental Services Inc
(d),(e)
654 10
Pure Cycle Corp
(d)
887 10
$ 13,522
Food - 0 .20%
B&G Foods Inc 3,619 16
Beyond Meat Inc
(d),(e)
15,846 12
Calavo Growers Inc 95 2
Grocery Outlet Holding Corp
(d)
4,017 38
Hain Celestial Group Inc/The
(d)
4,331 5
HF Foods Group Inc
(d)
1,923 4
Ingles Markets Inc 611 46
John B Sanfilippo & Son Inc 24,090 1,949
Mission Produce Inc
(d)
1,767 24
Nathan's Famous Inc 20 2
Seneca Foods Corp - Class A
(d)
189 22
Simply Good Foods Co/The
(d)
1,399 26
TreeHouse Foods Inc
(d)
2,118 52
United Natural Foods Inc
(d)
2,525 94
Utz Brands Inc 3,103 33
Village Super Market Inc 398 14
Weis Markets Inc 571 41
$ 2,380
Forest Products & Paper - 0 .09%
Magnera Corp
(d)
1,342 17
Sylvamo Corp 22,442 1,099
$ 1,116
Gas - 2 .02%
Brookfield Infrastructure Corp
(e)
5,084 243
Chesapeake Utilities Corp 644 83
MDU Resources Group Inc 81,400 1,669
New Jersey Resources Corp 44,445 2,199
Northwest Natural Holding Co 176,606 8,223
ONE Gas Inc 14,712 1,171
RGC Resources Inc 348 8
Southwest Gas Holdings Inc 2,728 226

Schedule of Investments
SmallCap Value Fund II
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas (continued)
Spire Inc 121,931 $ 10,302
$ 24,124
Hand & Machine Tools - 0 .98%
Kennametal Inc 22,015 757
Lincoln Electric Holdings Inc 41,265 10,950
Luxfer Holdings PLC 1,128 17
$ 11,724
Healthcare - Products - 1 .69%
10X Genomics Inc
(d)
3,439 69
Accuray Inc
(d)
651 1
AngioDynamics Inc
(d)
1,415 15
Artivion Inc
(d)
351 14
Avanos Medical Inc
(d)
1,921 26
Azenta Inc
(d)
1,716 67
Beta Bionics Inc
(d)
224 3
Bruker Corp 236,940 10,494
CapsoVision Inc
(d)
75 —
Castle Biosciences Inc
(d)
1,191 47
CONMED Corp 1,309 50
Embecta Corp 2,181 23
Enovis Corp
(d)
2,408 53
Envista Holdings Corp
(d)
46,300 1,087
GRAIL Inc
(d)
1,476 144
ICU Medical Inc
(d)
248 37
Inmode Ltd
(d)
119,000 1,870
Inogen Inc
(d)
1,139 7
Integra LifeSciences Holdings Corp
(d)
2,865 32
Kestra Medical Technologies Ltd
(d)
92 2
Lantheus Holdings Inc
(d)
34,700 2,322
LivaNova PLC
(d)
36,241 2,382
Lucid Diagnostics Inc
(d)
1,938 2
MaxCyte Inc
(d)
4,843 4
Merit Medical Systems Inc
(d)
190 15
Neogen Corp
(d)
9,280 95
OmniAb Inc
(d)
4,031 7
OmniAb Inc - Rights
(d)
476 —
OmniAb Inc - Rights
(d)
476 —
Omnicell Inc
(d)
1,923 93
OraSure Technologies Inc
(d)
3,376 9
Orthofix Medical Inc
(d)
1,632 22
OrthoPediatrics Corp
(d)
606 11
Outset Medical Inc
(d),(e)
572 3
Pacific Biosciences of California Inc
(d)
11,765 27
Picard Medical Inc
(d)
68 —
Quanterix Corp
(d)
1,754 11
Quantum-Si Inc
(d),(e)
7,037 8
QuidelOrtho Corp
(d)
1,617 44
Shoulder Innovations Inc
(d)
96 1
STAAR Surgical Co
(d)
314 6
Stereotaxis Inc
(d)
231 1
Tactile Systems Technology Inc
(d)
927 27
Utah Medical Products Inc 16,287 994
Varex Imaging Corp
(d)
1,731 24
$ 20,149
Healthcare - Services - 0 .51%
Acadia Healthcare Co Inc
(d)
75,800 1,019
Addus HomeCare Corp
(d)
387 40
Ardent Health Inc
(d)
72,862 595
Astrana Health Inc
(d)
58,200 1,323
Aveanna Healthcare Holdings Inc
(d)
724 6
Brookdale Senior Living Inc
(d)
1,150 17
Community Health Systems Inc
(d)
2,258 7
Concentra Group Holdings Parent Inc 64,667 1,434
DocGo Inc
(d)
4,358 3
Enhabit Inc
(d)
2,121 23
Fortrea Holdings Inc
(d)
3,852 65
Fulgent Genetics Inc
(d)
873 23
Ginkgo Bioworks Holdings Inc
(d)
1,603 14
Innovage Holding Corp
(d)
532 3
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
LifeStance Health Group Inc
(d)
3,112 $ 22
Nano-X Imaging Ltd
(d),(e)
2,198 6
National HealthCare Corp 530 76
OPKO Health Inc
(d)
17,374 22
PACS Group Inc
(d)
145 5
Pediatrix Medical Group Inc
(d)
3,651 78
Personalis Inc
(d)
2,157 20
RadNet Inc
(d)
542 38
SBC Medical Group Holdings Inc
(d),(e)
420 2
Select Medical Holdings Corp 78,096 1,175
Sonida Senior Living Inc
(d)
115 4
Strata Critical Medical Inc
(d),(e)
2,804 14
Surgery Partners Inc
(d)
3,268 49
Teladoc Health Inc
(d)
6,004 33
US Physical Therapy Inc 241 20
$ 6,136
Home Builders - 1 .92%
Beazer Homes USA Inc
(d)
1,158 25
Century Communities Inc 8,182 516
Dream Finders Homes Inc
(d)
940 17
Forestar Group Inc
(d)
827 21
Green Brick Partners Inc
(d)
7,849 545
Hovnanian Enterprises Inc
(d)
198 22
Installed Building Products Inc 17,665 5,090
KB Home 11,106 639
LCI Industries 888 130
LGI Homes Inc
(d)
859 43
M/I Homes Inc
(d)
5,094 681
Meritage Homes Corp 67,092 4,663
Taylor Morrison Home Corp
(d)
79,851 4,867
Thor Industries Inc 17,400 1,947
Tri Pointe Homes Inc
(d)
46,655 1,556
Winnebago Industries Inc 46,428 2,132
$ 22,894
Home Furnishings - 0 .21%
Alliance Laundry Holdings Inc
(d)
1,415 31
Daktronics Inc
(d)
1,322 31
Ethan Allen Interiors Inc 972 22
Flexsteel Industries Inc 150 6
Hamilton Beach Brands Holding Co 344 7
Leggett & Platt Inc 109,139 1,274
Lovesac Co/The
(d)
238 3
MillerKnoll Inc 57,099 1,147
Sleep Number Corp
(d),(e)
787 9
Sonos Inc
(d)
434 6
Traeger Inc
(d)
1,978 2
Xperi Inc
(d)
1,960 11
$ 2,549
Housewares - 0 .09%
Central Garden & Pet Co
(d),(e)
29,171 987
Central Garden & Pet Co - A Shares
(d)
2,126 65
$ 1,052
Insurance - 2 .78%
Abacus Global Management Inc 1,170 9
American Coastal Insurance Corp 552 6
American Integrity Insurance Group Inc
(d)
238 4
AMERISAFE Inc 414 16
Aspen Insurance Holdings Ltd
(d)
36,372 1,358
Assured Guaranty Ltd 12,700 1,078
Ategrity Specialty Holdings LLC
(d)
187 3
Citizens Inc/TX
(d),(e)
1,890 10
CNO Financial Group Inc 53,697 2,258
Donegal Group Inc 761 14
eHealth Inc
(d)
1,379 4
Employers Holdings Inc 21,344 931
Essent Group Ltd 34,220 2,154
F&G Annuities & Life Inc 47,892 1,412
Fidelis Insurance Holdings Ltd 2,356 45
Genworth Financial Inc
(d)
17,173 143

Schedule of Investments
SmallCap Value Fund II
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
GoHealth Inc
(d)
415 $ 1
Goosehead Insurance Inc
(d)
213 13
Greenlight Capital Re Ltd
(d)
1,141 16
Hamilton Insurance Group Ltd
(d)
1,892 53
Hanover Insurance Group Inc/The 33,030 5,751
Heritage Insurance Holdings Inc
(d)
245 6
Hippo Holdings Inc
(d)
340 10
Horace Mann Educators Corp 24,129 1,081
Investors Title Co 49 13
Jackson Financial Inc 2,920 347
James River Group Holdings Inc 1,653 11
Kemper Corp 38,400 1,513
Kestrel Group Ltd
(d)
74 1
Kingstone Cos Inc 41 1
Lincoln National Corp 34,500 1,436
MBIA Inc
(d)
1,985 13
Mercury General Corp 1,130 99
MGIC Investment Corp 37,200 1,001
NI Holdings Inc
(d)
327 4
NMI Holdings Inc
(d)
53,890 2,087
Octave Specialty Group Inc
(d)
1,865 11
ProAssurance Corp
(d)
2,151 52
Safety Insurance Group Inc 615 48
Selective Insurance Group Inc 70,366 5,916
Selectquote Inc
(d)
2,339 3
SiriusPoint Ltd
(d)
3,876 79
Slide Insurance Holdings Inc
(d)
729 13
Stewart Information Services Corp 20,613 1,390
Tiptree Inc 762 14
United Fire Group Inc 19,865 714
Universal Insurance Holdings Inc 820 25
White Mountains Insurance Group Ltd 940 1,922
$ 33,089
Internet - 0 .19%
1-800-Flowers.com Inc
(d),(e)
999 4
Angi Inc
(d)
1,516 20
BARK Inc
(d)
1,524 1
Bed Bath & Beyond Inc
(d)
2,887 17
Bumble Inc
(d)
3,045 10
Cars.com Inc
(d)
2,265 26
Entravision Communications Corp 2,419 7
ePlus Inc 22,350 1,918
Eventbrite Inc
(d)
3,322 15
Gaia Inc
(d)
715 2
Getty Images Holdings Inc
(d)
5,273 7
HealthStream Inc 641 14
Lands' End Inc
(d)
394 7
LifeMD Inc
(d),(e)
716 2
Newsmax Inc
(d),(e)
1,998 14
Nextdoor Holdings Inc
(d)
9,273 18
Open Lending Corp
(d)
4,592 8
Phoenix Education Partners Inc 56 2
RealReal Inc/The
(d)
3,155 46
Rumble Inc
(d),(e)
3,433 20
Serve Robotics Inc
(d),(e)
277 3
Shutterstock Inc 1,042 21
Stitch Fix Inc
(d)
4,274 21
TripAdvisor Inc
(d)
2,503 33
Tucows Inc
(d)
273 6
Vivid Seats Inc
(d),(e)
100 1
Ziff Davis Inc
(d)
1,711 65
$ 2,308
Investment Companies - 0 .11%
Bit Digital Inc
(d)
13,512 27
Cannae Holdings Inc 1,991 29
Cipher Mining Inc
(d)
13,704 219
Cleanspark Inc
(d)
11,723 139
Compass Diversified Holdings 2,885 19
Core Scientific Inc
(d),(e)
2,032 37
COMMON STOCKS (continued) Shares Held Value (000’s)
Investment Companies (continued)
HA Sustainable Infrastructure Capital Inc 5,163 $ 178
Hut 8 Corp
(d)
4,030 225
Innventure Inc
(d),(e)
1,020 3
MARA Holdings Inc
(d)
15,702 149
Riot Platforms Inc
(d)
14,733 228
Terawulf Inc
(d)
702 9
$ 1,262
Iron & Steel - 1 .01%
Commercial Metals Co 155,925 11,986
Friedman Industries Inc 322 6
$ 11,992
Leisure Products & Services - 1 .25%
American Outdoor Brands Inc
(d)
588 5
Brunswick Corp/DE 27,400 2,198
Callaway Golf Co
(d)
5,571 80
Clarus Corp 1,415 5
Escalade Inc 484 7
Global Business Travel Group I
(d),(e)
628 4
Harley-Davidson Inc 67,600 1,339
Johnson Outdoors Inc 260 12
Malibu Boats Inc
(d)
783 25
Marine Products Corp 188 2
MasterCraft Boat Holdings Inc
(d)
713 15
Norwegian Cruise Line Holdings Ltd
(d)
379,350 8,331
Peloton Interactive Inc
(d)
10,838 61
Polaris Inc 25,051 1,599
Sabre Corp
(d)
12,144 16
YETI Holdings Inc
(d)
26,500 1,211
$ 14,910
Lodging - 0 .42%
Boyd Gaming Corp 12,600 1,065
Hilton Grand Vacations Inc
(d)
41,500 1,872
Marcus Corp/The 942 15
Travel + Leisure Co 30,200 2,100
$ 5,052
Machinery - Construction & Mining - 0 .02%
Astec Industries Inc 955 47
Hyster-Yale Inc 483 16
Manitowoc Co Inc/The
(d)
1,454 19
NANO Nuclear Energy Inc
(d),(e)
117 3
Net Power Inc
(d),(e)
1,350 3
Terex Corp 2,716 155
$ 243
Machinery - Diversified - 2 .31%
Aebi Schmidt Holding AG 1,457 21
Alamo Group Inc 42,525 8,306
Albany International Corp 16,235 901
Cactus Inc 26,000 1,462
Columbus McKinnon Corp/NY 130,824 2,758
CSW Industrials Inc 20,875 5,636
Eastman Kodak Co
(d)
2,180 16
Flowserve Corp 36,000 2,813
Gates Industrial Corp PLC
(d)
43,100 992
Gencor Industries Inc
(d)
495 7
Ichor Holdings Ltd
(d)
1,429 43
Palladyne AI Corp
(d),(e)
1,149 7
Power Solutions International Inc
(d)
31 2
Tennant Co 18,357 1,397
Thermon Group Holdings Inc
(d)
69,247 3,134
$ 27,495
Media - 0 .10%
AMC Networks Inc
(d)
1,417 11
Cable One Inc 210 17
CuriosityStream Inc 222 1
EW Scripps Co/The
(d)
2,923 10
Gray Media Inc 3,683 17
iHeartMedia Inc
(d)
5,077 16
Liberty Latin America Ltd - Class A
(d)
1,309 10

Schedule of Investments
SmallCap Value Fund II
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Latin America Ltd - Class C
(d)
5,356 $ 42
Optimum Communications Inc
(d)
9,442 14
Scholastic Corp 846 30
Sinclair Inc 1,624 23
Sphere Entertainment Co
(d)
1,168 111
TEGNA Inc 49,168 942
USA TODAY Co Inc
(d)
681 4
Value Line Inc 23 1
$ 1,249
Metal Fabrication & Hardware - 2 .49%
Ascent Industries Co
(d)
404 7
Eastern Co/The 275 5
Helios Technologies Inc 1,394 90
Hillman Solutions Corp
(d)
8,363 78
Janus International Group Inc
(d)
205,481 1,410
L B Foster Co
(d)
14,318 430
Mayville Engineering Co Inc
(d)
529 10
Metallus Inc
(d)
1,544 31
Mueller Industries Inc 94,530 12,869
Olympic Steel Inc 412 20
Park-Ohio Holdings Corp 429 10
Proto Labs Inc
(d)
997 53
Ryerson Holding Corp 1,151 32
Standex International Corp 88 21
Timken Co/The 23,200 2,162
Tredegar Corp
(d)
1,198 10
Valmont Industries Inc 27,705 12,344
Worthington Enterprises Inc 895 50
Worthington Steel Inc 1,381 56
$ 29,688
Mining - 0 .48%
American Battery Technology Co
(d)
2,298 9
Caledonia Mining Corp PLC 706 19
Centrus Energy Corp
(d)
159 44
Coeur Mining Inc
(d)
13,526 276
Compass Minerals International Inc
(d)
352 9
Constellium SE
(d)
71,483 1,606
Critical Metals Corp
(d),(e)
1,190 16
Encore Energy Corp
(d),(e)
7,644 24
Energy Fuels Inc/Canada
(d)
7,069 159
Ferroglobe PLC 4,951 24
Hecla Mining Co 20,498 462
Ivanhoe Electric Inc / US
(d)
701 12
Kaiser Aluminum Corp 23,046 2,826
Novagold Resources Inc
(d)
938 8
SSR Mining Inc
(d)
8,599 196
USA Rare Earth Inc
(d),(e)
1,868 42
$ 5,732
Miscellaneous Manufacturers - 1 .31%
Avient Corp 3,877 140
Core Molding Technologies Inc
(d)
406 8
Enpro Inc 775 185
Hillenbrand Inc 61,063 1,949
JBT Marel Corp 72,507 11,406
LSB Industries Inc
(d)
2,275 21
Materion Corp 698 97
Myers Industries Inc 80,372 1,661
NL Industries Inc 403 2
Outdoor Holding Co
(d)
4,358 7
Park Aerospace Corp 416 10
Smith & Wesson Brands Inc 1,875 21
Sturm Ruger & Co Inc 416 15
Trinity Industries Inc 1,801 52
$ 15,574
Office & Business Equipment - 0 .00%
Xerox Holdings Corp 5,258 12
COMMON STOCKS (continued) Shares Held Value (000’s)
Office Furnishings - 0 .01%
CompX International Inc 43 $ 1
HNI Corp 1,580 75
Interface Inc 2,155 68
Virco Mfg. Corp 515 4
$ 148
Oil & Gas - 5 .22%
Antero Resources Corp
(d)
174,750 6,356
Baytex Energy Corp 793,571 2,722
BKV Corp
(d)
931 28
Borr Drilling Ltd
(d)
11,257 53
California Resources Corp 24,813 1,327
CNX Resources Corp
(d)
5,507 214
Comstock Resources Inc
(d)
950 23
Crescent Energy Co 446,270 4,360
CVR Energy Inc 57,900 1,317
Delek US Holdings Inc 56,200 1,658
Diversified Energy Co 2,652 35
Empire Petroleum Corp
(d),(e)
192 1
Epsilon Energy Ltd 756 4
Evolution Petroleum Corp 335 1
Granite Ridge Resources Inc 2,261 11
Helmerich & Payne Inc 4,079 138
HighPeak Energy Inc
(e)
876 4
Infinity Natural Resources Inc
(d)
563 9
Kolibri Global Energy Inc
(d)
1,127 5
Kosmos Energy Ltd
(d)
1,176,253 1,859
Magnolia Oil & Gas Corp 6,112 156
Matador Resources Co 124,090 5,614
Murphy Oil Corp 259,529 7,810
Nabors Industries Ltd
(d)
590 39
NextNRG Inc
(d)
1,044 1
Noble Corp PLC 178,600 6,362
Northern Oil & Gas Inc 87,776 2,194
Par Pacific Holdings Inc
(d)
53,966 2,036
Patterson-UTI Energy Inc 14,659 110
PBF Energy Inc 66,981 2,241
Permian Resources Corp 373,640 6,027
Prairie Operating Co
(d),(e)
1,055 2
PrimeEnergy Resources Corp
(d)
11 2
Riley Exploration Permian Inc 563 16
SandRidge Energy Inc 1,534 24
Seadrill Ltd
(d)
1,678 65
SM Energy Co 92,788 1,806
Talos Energy Inc
(d)
190,457 2,270
Transocean Ltd
(d)
39,258 195
VAALCO Energy Inc
(e)
508,149 2,612
Valaris Ltd
(d)
21,608 1,248
Vitesse Energy Inc
(e)
1,230 26
W&T Offshore Inc 4,446 10
Weatherford International PLC 13,600 1,279
$ 62,270
Oil & Gas Services - 3 .23%
Archrock Inc 368,005 10,889
Atlas Energy Solutions Inc
(e)
925 11
Bristow Group Inc
(d)
1,193 52
Core Laboratories Inc 88,791 1,735
DMC Global Inc
(d)
628 5
DNOW Inc
(d)
7,868 120
Expro Group Holdings NV
(d)
146,926 2,352
Flotek Industries Inc
(d),(e)
461 8
Flowco Holdings Inc 423 9
Forum Energy Technologies Inc
(d)
423 19
Helix Energy Solutions Group Inc
(d)
170,244 1,352
Innovex International Inc
(d)
78,236 1,944
Liberty Energy Inc 80,279 1,979
Mammoth Energy Services Inc
(d)
1,039 2
Matrix Service Co
(d)
899 13
National Energy Services Reunited Corp
(d)
89,751 1,766
Natural Gas Services Group Inc 325 11

Schedule of Investments
SmallCap Value Fund II
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services (continued)
NOV Inc 141,900 $ 2,604
Oceaneering International Inc
(d)
514 15
Oil States International Inc
(d)
232,212 1,967
ProFrac Holding Corp
(d),(e)
238,333 1,241
ProPetro Holding Corp
(d)
222,311 2,555
Ranger Energy Services Inc 883 14
RPC Inc 229,461 1,526
SEACOR Marine Holdings Inc
(d)
983 7
Select Water Solutions Inc 82,761 1,001
TETRA Technologies Inc
(d)
407,514 4,646
Tidewater Inc
(d)
10,580 661
$ 38,504
Packaging & Containers - 0 .22%
Ardagh Metal Packaging SA 4,257 19
Clearwater Paper Corp
(d)
692 12
Greif Inc - Class A 1,063 75
Greif Inc - Class B 181 15
O-I Glass Inc
(d)
4,898 75
Ranpak Holdings Corp
(d)
2,062 10
Sonoco Products Co 22,000 1,056
TriMas Corp 40,524 1,409
$ 2,671
Pharmaceuticals - 0 .46%
Accendra Health Inc
(d)
3,385 7
Aclaris Therapeutics Inc
(d)
4,084 14
AdaptHealth Corp
(d)
4,295 43
Agios Pharmaceuticals Inc
(d)
2,378 65
Akebia Therapeutics Inc
(d)
10,178 14
Alkermes PLC
(d)
1,707 58
Amneal Pharmaceuticals Inc
(d)
797 11
Amphastar Pharmaceuticals Inc
(d)
60,362 1,599
Amylyx Pharmaceuticals Inc
(d)
806 12
Anika Therapeutics Inc
(d)
596 5
Aquestive Therapeutics Inc
(d)
3,307 10
Arvinas Inc
(d)
2,482 33
AstraZeneca PLC - Contingent Value Rights
(d),(f)
3,047 1
aTyr Pharma Inc
(d),(e)
620 1
Biote Corp
(d)
878 2
Candel Therapeutics Inc
(d),(e)
289 2
Coherus Oncology Inc
(d)
3,076 7
Enanta Pharmaceuticals Inc
(d)
1,231 16
Fennec Pharmaceuticals Inc
(d)
821 6
Foghorn Therapeutics Inc
(d)
578 3
Fulcrum Therapeutics Inc
(d)
1,668 18
Herbalife Ltd
(d)
1,121 19
Heron Therapeutics Inc
(d)
6,077 8
Indivior Pharmaceuticals Inc
(d)
754 27
Inhibikase Therapeutics Inc
(d)
2,647 4
Ironwood Pharmaceuticals Inc
(d)
613 3
Jazz Pharmaceuticals PLC
(d)
14,000 2,303
MediWound Ltd
(d),(e)
33 1
Nature's Sunshine Products Inc
(d)
565 14
Neurogene Inc
(d)
439 8
ORIC Pharmaceuticals Inc
(d)
1,992 20
Pacira BioSciences Inc
(d)
1,717 35
Pfizer Inc - Contingent Value Rights
(d),(e)
1,179 6
SIGA Technologies Inc 100,569 674
Spyre Therapeutics Inc
(d)
949 30
Supernus Pharmaceuticals Inc
(d)
2,081 100
Tonix Pharmaceuticals Holding Corp
(d),(e)
496 9
USANA Health Sciences Inc
(d)
491 11
Vanda Pharmaceuticals Inc
(d)
2,279 17
Vaxcyte Inc
(d)
4,830 259
Voyager Therapeutics Inc
(d)
2,090 8
$ 5,483
Pipelines - 0 .30%
Excelerate Energy Inc 49,048 1,832
Golar LNG Ltd
(e)
4,123 167
Kinetik Holdings Inc
(e)
499 20
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines (continued)
New Fortress Energy Inc
(d),(e)
7,148 $ 10
NextDecade Corp
(d),(e)
294,100 1,556
Summit Midstream Corp
(d)
412 12
$ 3,597
Real Estate - 1 .85%
American Realty Investors Inc
(d)
54 1
Compass Inc
(d)
6,417 80
Cushman & Wakefield Ltd
(d)
1,057,985 17,394
Douglas Elliman Inc
(d)
364,725 985
FRP Holdings Inc
(d)
508 12
Kennedy-Wilson Holdings Inc 5,101 50
Legacy Housing Corp
(d)
23,873 496
Logistic Properties Of The Americas
(d)
269 1
Marcus & Millichap Inc 33,113 901
Maui Land & Pineapple Co Inc
(d),(e)
20 —
McGrath RentCorp 4,055 453
Mobile Infrastructure Corp
(d),(e)
689 2
Newmark Group Inc 6,248 111
RE/MAX Holdings Inc
(d)
877 7
RMR Group Inc/The
(e)
63,649 964
Seaport Entertainment Group Inc
(d),(e)
357 7
Seritage Growth Properties
(d)
168,349 555
Stratus Properties Inc
(d)
319 9
Transcontinental Realty Investors Inc
(d)
90 5
$ 22,033
REITs - 1 .68%
Acadia Realty Trust 5,571 112
ACRES Commercial Realty Corp
(d)
257 5
Adamas Trust Inc 3,585 29
Alexander & Baldwin Inc 3,090 64
Alpine Income Property Trust Inc 565 10
American Assets Trust Inc 72,582 1,311
American Healthcare REIT Inc 4,609 216
Angel Oak Mortgage REIT Inc 428 4
Apartment Investment and Management Co 2,564 15
Apollo Commercial Real Estate Finance Inc 96,159 1,039
Apple Hospitality REIT Inc 9,460 110
Arbor Realty Trust Inc 8,168 63
Ares Commercial Real Estate Corp 204,305 1,064
Armada Hoffler Properties Inc 3,372 24
ARMOUR Residential REIT Inc 4,752 83
Blackstone Mortgage Trust Inc 6,712 129
Braemar Hotels & Resorts Inc 2,372 6
Brandywine Realty Trust 7,226 20
BrightSpire Capital Inc 188,443 1,127
Broadstone Net Lease Inc 8,011 148
BRT Apartments Corp 518 8
CareTrust REIT Inc 8,557 320
CBL & Associates Properties Inc 213 8
Centerspace 703 45
Chatham Lodging Trust 2,147 15
Chicago Atlantic Real Estate Finance Inc 812 10
Chimera Investment Corp 3,403 42
Claros Mortgage Trust Inc
(d)
286,599 785
Clipper Realty Inc 616 2
Community Healthcare Trust Inc 1,158 20
COPT Defense Properties 4,810 148
CTO Realty Growth Inc 1,321 24
Curbline Properties Corp 4,107 100
DiamondRock Hospitality Co 129,576 1,190
Diversified Healthcare Trust 9,305 54
Douglas Emmett Inc 139,751 1,476
Dynex Capital Inc 6,199 86
Easterly Government Properties Inc 1,786 42
Ellington Financial Inc 4,120 53
Empire State Realty Trust Inc 126,189 836
Essential Properties Realty Trust Inc 8,390 255
Farmland Partners Inc 1,634 19
Four Corners Property Trust Inc 4,468 110

Schedule of Investments
SmallCap Value Fund II
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Franklin BSP Realty Trust Inc 3,436 $ 35
Franklin Street Properties Corp 3,785 3
FrontView REIT Inc 907 15
Getty Realty Corp 2,277 68
Gladstone Commercial Corp 1,561 18
Gladstone Land Corp 1,584 18
Global Medical REIT Inc 42,903 1,482
Global Net Lease Inc 8,370 79
Granite Point Mortgage Trust Inc 156,715 334
Hudson Pacific Properties Inc
(d)
2,252 19
Independence Realty Trust Inc 10,161 170
Industrial Logistics Properties Trust 2,349 13
Innovative Industrial Properties Inc 1,166 56
InvenTrust Properties Corp 3,290 97
Invesco Mortgage Capital Inc 3,031 26
JBG SMITH Properties 2,522 42
Kite Realty Group Trust 9,189 216
KKR Real Estate Finance Trust Inc 2,324 19
Ladder Capital Corp 4,821 53
LTC Properties Inc 1,916 70
Lument Finance Trust Inc 2,186 3
LXP Industrial Trust 2,456 122
Macerich Co/The 10,729 203
MFA Financial Inc 4,337 42
Modiv Industrial Inc 448 7
National Health Investors Inc 1,528 126
NET Lease Office Properties 680 13
NETSTREIT Corp 2,672 50
NexPoint Diversified Real Estate Trust 1,709 8
Nexpoint Real Estate Finance Inc 366 5
NexPoint Residential Trust Inc 653 20
One Liberty Properties Inc 745 16
Orchid Island Capital Inc 6,469 50
Park Hotels & Resorts Inc 164,200 1,795
Peakstone Realty Trust 1,552 24
Pebblebrook Hotel Trust 172,240 1,967
PennyMac Mortgage Investment Trust 3,681 44
Phillips Edison & Co Inc 4,370 158
Piedmont Realty Trust Inc 5,243 44
Postal Realty Trust Inc 978 18
Ready Capital Corp 6,704 14
Redwood Trust Inc 5,345 29
Rithm Property Trust Inc 301 5
RLJ Lodging Trust 5,796 43
Sabra Health Care REIT Inc 10,043 188
Safehold Inc 2,399 34
Saul Centers Inc 60 2
Service Properties Trust 6,777 14
Seven Hills Realty Trust 978 8
Sila Realty Trust Inc 2,346 57
SITE Centers Corp 2,199 13
SL Green Realty Corp 3,029 136
Smartstop Self Storage REIT Inc 1,317 41
Strawberry Fields REIT Inc 32 —
Summit Hotel Properties Inc 4,490 20
Sunrise Realty Trust Inc 486 5
Sunstone Hotel Investors Inc 7,132 63
Tanger Inc 464 15
Terreno Realty Corp 4,315 266
TPG Mortgage Investment Trust Inc 1,288 11
TPG RE Finance Trust Inc 2,859 26
Two Harbors Investment Corp 2,151 25
Universal Health Realty Income Trust 82 3
Urban Edge Properties 5,370 104
Veris Residential Inc 3,182 48
Whitestone REIT 1,923 27
Xenia Hotels & Resorts Inc 3,407 50
$ 20,022
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 3 .68%
Academy Sports & Outdoors Inc 12,110 $ 666
Advance Auto Parts Inc 2,528 121
American Eagle Outfitters Inc 6,734 157
America's Car-Mart Inc/TX
(d)
333 9
Arko Corp 2,958 16
Asbury Automotive Group Inc
(d)
6,369 1,494
Barnes & Noble Education Inc
(d)
771 7
Bassett Furniture Industries Inc 390 6
Bath & Body Works Inc 352,115 7,676
Biglari Holdings Inc
(d)
28 11
BJ's Restaurants Inc
(d)
318 13
Black Rock Coffee Bar Inc
(d),(e)
278 4
Bloomin' Brands Inc 147,198 883
BlueLinx Holdings Inc
(d)
321 22
Buckle Inc/The 100 5
Caleres Inc 1,388 17
Citi Trends Inc
(d)
212 9
Clean Energy Fuels Corp
(d)
7,071 16
Cracker Barrel Old Country Store Inc
(e)
674 20
Dave & Buster's Entertainment Inc
(d)
32,100 603
Designer Brands Inc 1,372 9
Dine Brands Global Inc
(e)
521 18
El Pollo Loco Holdings Inc
(d)
99,690 1,010
EVgo Inc
(d),(e)
4,828 15
FirstCash Holdings Inc 65,240 11,123
Genesco Inc
(d)
396 11
Group 1 Automotive Inc 3,280 1,162
Haverty Furniture Cos Inc 66,468 1,683
J Jill Inc 350 5
Jack in the Box Inc 142 3
Kohl's Corp 4,604 80
Krispy Kreme Inc
(e)
3,141 10
La-Z-Boy Inc 1,746 64
MarineMax Inc
(d)
43,181 1,167
Movado Group Inc 666 15
MSC Industrial Direct Co Inc 21,300 1,796
National Vision Holdings Inc
(d)
3,285 87
Nu Skin Enterprises Inc 2,032 22
OneWater Marine Inc
(d)
61,402 815
Papa John's International Inc 1,262 44
PC Connection Inc 7,914 465
Petco Health & Wellness Co Inc
(d)
3,250 9
PetMed Express Inc
(d)
119,863 382
Portillo's Inc
(d),(e)
2,743 15
Sally Beauty Holdings Inc
(d)
4,185 64
Savers Value Village Inc
(d)
146 2
Shoe Carnival Inc 796 15
Signet Jewelers Ltd 12,567 1,159
Sonic Automotive Inc 19,633 1,177
Urban Outfitters Inc
(d)
1,675 119
Victoria's Secret & Co
(d)
2,068 113
Warby Parker Inc
(d)
370,210 9,444
Winmark Corp 126 57
Zumiez Inc
(d)
598 15
$ 43,930
Savings & Loans - 1 .55%
Axos Financial Inc
(d)
1,994 197
Banc of California Inc 110,640 2,210
Beacon Financial Corp 76,471 2,168
BV Financial Inc
(d)
348 7
Capitol Federal Financial Inc 279,072 2,031
CF Bankshares Inc 184 5
Citizens Community Bancorp Inc/WI 428 8
Eagle Bancorp Montana Inc 354 8
Finward Bancorp 164 6
First Capital Inc 156 9
Flushing Financial Corp 80,769 1,276
FS Bancorp Inc 284 12
Greene County Bancorp Inc 135 3

Schedule of Investments
SmallCap Value Fund II
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans (continued)
Hingham Institution For Savings The
(e)
6,000 $ 1,791
Home Bancorp Inc 18,342 1,094
HomeTrust Bancshares Inc 669 29
Northfield Bancorp Inc 82,278 1,014
Northwest Bancshares Inc 6,127 79
OceanFirst Financial Corp 98,382 1,844
Provident Financial Services Inc 107,285 2,376
Riverview Bancorp Inc 978 5
Sound Financial Bancorp Inc
(e)
102 5
Southern Missouri Bancorp Inc 8,836 553
Timberland Bancorp Inc/WA 325 13
WaFd Inc 49,175 1,604
Waterstone Financial Inc 675 12
WSFS Financial Corp 2,358 153
$ 18,512
Semiconductors - 1 .04%
ACM Research Inc
(d)
2,126 124
Aehr Test Systems
(d)
239 6
Aeluma Inc
(d),(e)
487 8
Alpha & Omega Semiconductor Ltd
(d)
1,030 23
Ambiq Micro Inc
(d),(e)
68 2
Arteris Inc
(d)
1,123 17
Axcelis Technologies Inc
(d)
1,204 106
Blaize Holdings Inc
(d),(e)
1,570 2
CEVA Inc
(d)
134 3
Cirrus Logic Inc
(d)
57,750 7,527
Cohu Inc
(d)
1,925 55
Diodes Inc
(d)
17,794 1,053
FormFactor Inc
(d)
821 58
Kulicke & Soffa Industries Inc 891 51
MaxLinear Inc
(d)
3,037 53
Navitas Semiconductor Corp
(d)
5,616 48
Penguin Solutions Inc
(d)
2,200 42
Photronics Inc
(d)
83,132 2,874
Richardson Electronics Ltd/United States 579 7
Synaptics Inc
(d)
1,495 123
Ultra Clean Holdings Inc
(d)
1,749 76
Veeco Instruments Inc
(d)
2,502 78
Vishay Precision Group Inc
(d)
502 25
$ 12,361
Shipbuilding - 1 .01%
Huntington Ingalls Industries Inc 28,635 12,041
Software - 1 .01%
8x8 Inc
(d)
6,224 10
ACI Worldwide Inc
(d)
26,600 1,153
Adeia Inc 117,045 2,117
Airship AI Holdings Inc
(d),(e)
363 1
Arrive AI Inc
(d),(e)
385 1
Asure Software Inc
(d)
1,215 12
Bandwidth Inc
(d)
914 13
BigBear.ai Holdings Inc
(d),(e)
14,031 71
Blackbaud Inc
(d)
300 16
Box Inc
(d)
1,335 34
Carlsmed Inc
(d)
141 2
CCC Intelligent Solutions Holdings Inc
(d)
861,715 6,532
Cerence Inc
(d)
1,223 14
Consensus Cloud Solutions Inc
(d)
790 17
CS Disco Inc
(d)
333 2
CSG Systems International Inc 133 11
Daily Journal Corp
(d),(e)
10 6
Definitive Healthcare Corp
(d)
1,289 3
Digi International Inc
(d)
1,532 66
Digital Turbine Inc
(d)
1,640 9
Domo Inc
(d)
260 2
Donnelley Financial Solutions Inc
(d)
288 15
eGain Corp
(d)
215 2
Evolent Health Inc
(d)
3,452 11
Expensify Inc
(d)
1,326 2
Fastly Inc
(d)
5,871 54
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
GigaCloud Technology Inc
(d)
1,040 $ 42
Health Catalyst Inc
(d)
3,036 7
HeartFlow Inc
(d)
414 12
I3 Verticals Inc
(d)
917 20
Immersion Corp 1,258 8
McGraw Hill Inc
(d),(e)
323 5
N-able Inc/US
(d)
3,046 18
Navan Inc
(d)
312 4
Omada Health Inc
(d)
165 2
ON24 Inc
(d)
1,620 13
Playstudios Inc
(d)
5,083 3
Playtika Holding Corp 1,935 7
Porch Group Inc
(d)
747 6
PubMatic Inc
(d)
1,702 12
Rackspace Technology Inc
(d)
3,548 2
Silvaco Group Inc
(d)
471 2
Skillsoft Corp
(d),(e)
254 2
Teads Holding Co
(d)
2,313 2
Via Transportation Inc
(d),(e)
82 2
Waystar Holding Corp
(d)
707 19
Whitefiber Inc
(d),(e)
163 3
Workiva Inc
(d)
21,400 1,648
$ 12,015
Supranational Bank - 0 .01%
Banco Latinoamericano de Comercio Exterior SA 1,182 57
Telecommunications - 0 .74%
A10 Networks Inc 483 8
Applied Digital Corp
(d)
2,409 82
ATN International Inc 444 11
Aviat Networks Inc
(d)
47,114 1,027
Clearfield Inc
(d)
288 9
EchoStar Corp
(d)
5,725 648
Harmonic Inc
(d)
3,542 34
IDT Corp - Class B 163 8
Inseego Corp
(d),(e)
438 5
Lumen Technologies Inc
(d)
713,957 6,297
NETGEAR Inc
(d)
1,155 24
Powerfleet Inc NJ
(d)
5,303 27
Preformed Line Products Co 96 24
Ribbon Communications Inc
(d)
4,119 11
Satellogic Inc
(d),(e)
1,072 5
Shenandoah Telecommunications Co 2,109 25
Spok Holdings Inc 893 12
Telephone and Data Systems Inc 4,200 190
Uniti Group Inc
(d)
7,055 59
Viasat Inc
(d)
5,216 236
Vistance Networks Inc
(d)
3,502 63
$ 8,805
Textiles - 0 .11%
UniFirst Corp/MA 5,879 1,264
Toys, Games & Hobbies - 0 .19%
Funko Inc
(d)
1,666 7
JAKKS Pacific Inc 58,593 1,071
Mattel Inc
(d)
57,700 1,205
$ 2,283
Transportation - 2 .30%
ArcBest Corp 953 86
Ardmore Shipping Corp 1,485 19
Costamare Bulkers Holdings Ltd
(d)
391 7
Costamare Inc 1,892 32
Covenant Logistics Group Inc 505 13
CryoPort Inc
(d)
1,583 15
DHT Holdings Inc 5,708 82
Dorian LPG Ltd 1,568 46
FLEX LNG Ltd
(e)
1,132 30
Forward Air Corp
(d)
533 15
Genco Shipping & Trading Ltd 1,327 28
GXO Logistics Inc
(d)
89,505 5,065
Heartland Express Inc 186,718 1,884

Schedule of Investments
SmallCap Value Fund II
January 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Himalaya Shipping Ltd
(d),(e)
1,309 $ 14
Hub Group Inc 2,519 120
International Seaways Inc 12,661 755
Marten Transport Ltd 43,326 533
Matson Inc 10,932 1,752
Navigator Holdings Ltd 1,327 25
Nordic American Tankers Ltd 8,587 36
PAMT CORP
(d)
201 2
Pangaea Logistics Solutions Ltd 1,337 11
Proficient Auto Logistics Inc
(d)
1,111 11
Radiant Logistics Inc
(d)
1,487 10
RXO Inc
(d)
209,286 3,051
Safe Bulkers Inc 2,325 13
Schneider National Inc 204,035 5,476
Scorpio Tankers Inc 1,902 121
SFL Corp Ltd 5,122 45
Teekay Corp Ltd 2,250 23
Teekay Tankers Ltd 1,007 65
Universal Logistics Holdings Inc 323 5
Werner Enterprises Inc 171,659 5,880
World Kinect Corp 79,146 2,130
$ 27,400
Trucking & Leasing - 1 .26%
GATX Corp 73,473 13,366
Greenbrier Cos Inc/The 33,417 1,685
Willis Lease Finance Corp 106 19
$ 15,070
Water - 0 .23%
American States Water Co 557 41
Artesian Resources Corp 15,200 507
California Water Service Group 2,519 113
Consolidated Water Co Ltd 423 16
Global Water Resources Inc 140 1
H2O America 38,864 2,022
Middlesex Water Co 640 33
York Water Co/The 495 17
$ 2,750
TOTAL COMMON STOCKS $ 1,124,920
Total Investments $ 1,201,398
Other Assets and Liabilities -  (0.75)% (8,995)
TOTAL NET ASSETS - 100.00% $ 1,192,403
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,705 or
0.48% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,399 or 0.45% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2025 Purchases Sales January 31, 2026
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.59% $ 52,211 $ 291,591 $ 299,815 $ 43,987
$ 52,211 $ 291,591 $ 299,815 $ 43,987
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.59% $ 288 $ — $ — $ —
$ 288 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2026 Long 32 $ 4,199 $ (73)
Total $ (73)
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.46% Shares Held Value (000's)
Exchange-Traded Funds - 0.46%
iShares National Muni Bond ETF 5,528 $ 596
iShares Short-Term National Muni Bond ETF 374 40
JPMorgan Ultra-Short Municipal Income ETF 99 5
State Street SPDR Nuveen ICE High Yield
Municipal Bond ETF
30,004 753
VanEck High Yield Muni ETF 18,363 939
$ 2,333
TOTAL INVESTMENT COMPANIES $ 2,333
COMMON STOCKS - 0.00% Shares Held Value (000's)
Transportation - 0.00%
BL Train Holdings West LLC - Warrants
(a),(b)
45,054 $ —
TOTAL COMMON STOCKS $ —
MUNICIPAL BONDS - 105.22%
Principal
Amount (000's) Value (000's)
Alabama - 4.67%
Energy Southeast A Cooperative District
5.25%, 07/01/2054
(c)
$ 3,220 $ 3,494
Lower Alabama Gas District/The
5.00%, 09/01/2034 5,000 5,435
5.00%, 09/01/2046 3,445 3,637
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 3,000
Southeast Energy Authority A Cooperative District
5.00%, 01/01/2056
(c)
5,000 5,205
Tuscaloosa County Industrial Development
Authority
5.25%, 05/01/2044
(d)
2,997 3,015
$ 23,786
Arizona - 1.84%
Arizona Board of Regents
2.35%, 07/01/2034
(c)
585 585
Arizona Industrial Development Authority
5.13%, 01/01/2059 575 532
Maricopa County Industrial Development Authority
4.00%, 01/01/2041 6,300 6,240
Navajo Nation
5.50%, 12/01/2030
(d)
1,990 1,993
$ 9,350
Arkansas - 0.20%
Arkansas Development Finance Authority
5.45%, 09/01/2052 1,000 1,003
California - 14.07%
California Community Choice Financing Authority
5.00%, 07/01/2053
(c)
5,000 5,288
California Educational Facilities Authority
5.00%, 04/01/2051 3,000 3,369
California Health Facilities Financing Authority
2.75%, 09/01/2038
(c)
470 470
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(e)
6,782 6,941
California Infrastructure & Economic Development
Bank
12.00%, 01/01/2065
(c),(d)
5,410 4,058
California Municipal Finance Authority
4.00%, 07/15/2029 2,050 2,068
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(e)
2,240 2,383
California Public Finance Authority
6.50%, 06/01/2054
(d)
8,000 7,828
California State Public Works Board
5.00%, 02/01/2032 2,500 2,893
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 05/15/2031
(e)
2,000 2,215
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Chino Valley Unified School District
5.00%, 08/01/2055
(f)
$ 2,430 $ 2,501
City of Long Beach CA Airport System
Revenue (credit support from Assured Guaranty )
5.25%, 06/01/2047
(e)
1,650 1,703
City of Los Angeles Department of Airports
5.00%, 05/15/2029 1,250 1,345
5.00%, 05/15/2037
(f)
3,824 4,169
5.00%, 05/15/2044
(f)
5,150 5,205
Los Angeles Department of Water & Power Water
System Revenue (credit support from Build
America Mutual Assurance Corp )
5.00%, 07/01/2046
(e)
6,650 7,087
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(e)
1,340 1,342
San Diego Unified School District/CA
0.00%, 07/01/2032
(a)
5,000 4,211
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2040 1,500 1,567
Tender Option Bond Trust Receipts/Certificates
2.90%, 02/01/2039
(c),(d)
500 500
2.95%, 05/01/2028
(c),(d)
500 500
Tender Option Bond Trust Receipts/
Certificates (credit support from Build America
Mutual Assurance Corp )
2.38%, 07/01/2046
(c),(d),(e)
4,000 4,000
$ 71,643
Colorado - 1.37%
Rib Floater Trust Various States
2.53%, 12/15/2042
(c),(d)
3,655 3,655
Southern Ute Indian Tribe of the Southern Ute
Reservation of Colorado
5.00%, 04/01/2035
(d)
3,000 3,318
$ 6,973
Connecticut - 1.23%
Connecticut State Health & Educational Facilities
Authority
5.00%, 07/01/2064
(c)
2,000 2,356
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(d)
3,900 3,933
$ 6,289
District of Columbia - 0.45%
District of Columbia
5.00%, 04/01/2060
(c)
2,000 2,284
Florida - 7.02%
City of Lakeland FL Department of Electric Utilities
5.25%, 10/01/2036 5,010 5,809
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,050 3,072
Collier County Industrial Development
Authority (credit support from Assured Guaranty )
5.00%, 10/01/2049
(e)
1,500 1,536
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2049
(f)
7,000 7,019
County of Miami-Dade FL Water & Sewer System
Revenue
5.00%, 10/01/2055 2,400 2,469
Florida Development Finance Corp
6.13%, 07/01/2032
(c),(d)
4,000 4,012
Florida Development Finance Corp (credit support
from Assured Guaranty )
5.25%, 07/01/2047
(e)
3,555 3,503
Greater Orlando Aviation Authority
5.25%, 10/01/2049
(f)
3,000 3,124
5.50%, 11/01/2036 3,425 3,717

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Florida (continued)
Palm Beach County Health Facilities Authority
7.50%, 05/15/2053 $ 1,000 $ 1,108
Tender Option Bond Trust Receipts/Certificates
3.45%, 10/01/2032
(c),(d)
400 400
$ 35,769
Georgia - 5.97%
Atlanta Development Authority/The
5.00%, 04/01/2034
(d)
5,650 5,812
5.50%, 04/01/2039
(d)
2,500 2,591
City of Atlanta GA Airport Passenger Facility
Charge
5.00%, 07/01/2032 9,235 10,399
Development Authority of Burke County/The
3.25%, 07/01/2049
(c)
200 200
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(d)
1,752 1,806
Georgia Ports Authority
5.00%, 07/01/2047 1,000 1,044
5.25%, 07/01/2043 3,585 3,919
Main Street Natural Gas Inc
5.00%, 12/01/2055
(c)
4,300 4,620
$ 30,391
Idaho - 0.04%
Idaho Health Facilities Authority
3.20%, 03/01/2048
(c)
200 200
Illinois - 8.06%
City of Chicago IL
6.00%, 01/01/2050 4,500 4,709
6.00%, 01/01/2050 1,000 1,051
6.00%, 01/01/2055 1,500 1,567
7.46%, 02/15/2026 346 173
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2035 1,500 1,561
Illinois State Toll Highway Authority
4.00%, 01/01/2046 410 372
5.00%, 12/01/2031 5,200 5,211
5.00%, 01/01/2040
(f)
2,000 2,002
5.00%, 01/01/2047
(f)
1,400 1,482
5.25%, 01/01/2043
(f)
2,340 2,561
Metropolitan Pier & Exposition Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
4.00%, 12/15/2042
(e)
5,000 4,974
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(e)
1,615 1,697
Sales Tax Securitization Corp
5.00%, 01/01/2036 2,700 2,863
5.00%, 01/01/2040 3,000 3,062
State of Illinois
5.50%, 10/01/2044 6,855 7,318
United City of Yorkville IL
5.75%, 03/01/2028 300 300
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 124 121
$ 41,024
Indiana - 0.14%
City of Whiting IN
3.00%, 11/01/2051 1,000 728
Iowa - 0.11%
Iowa Finance Authority
7.50%, 05/15/2053 500 554
Kentucky - 3.30%
County of Trimble KY
1.30%, 09/01/2044
(c)
1,000 958
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Kentucky (continued)
Kentucky Public Energy Authority
5.00%, 12/01/2033 $ 5,000 $ 5,241
5.00%, 01/01/2055
(c)
3,000 3,232
Kentucky Turnpike Authority
5.00%, 07/01/2031 6,550 7,383
$ 16,814
Louisiana - 1.17%
Louisiana Local Government Environmental
Facilities & Community Development Authority
4.40%, 11/01/2044
(d)
1,500 1,470
5.50%, 11/01/2039
(d)
1,325 1,380
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(a)
417 —
0.00%, 07/01/2039
(a)
659 —
Parish of St James LA
6.10%, 12/01/2040
(c),(d)
1,000 1,109
Parish of St John the Baptist LA
3.30%, 06/01/2037
(c)
2,000 2,024
$ 5,983
Maryland - 0.71%
Maryland Economic Development Corp
5.00%, 07/01/2048
(c),(d)
3,000 3,208
Tender Option Bond Trust Receipts/Certificates
3.42%, 07/01/2032
(c),(d)
400 400
$ 3,608
Massachusetts - 3.92%
Massachusetts Development Finance Agency
5.00%, 07/15/2040 10,770 12,889
5.00%, 07/01/2050 1,000 1,115
5.00%, 05/15/2055
(c)
5,000 5,948
$ 19,952
Michigan - 1.66%
City of Detroit MI
5.00%, 04/01/2050 1,000 1,005
5.50%, 04/01/2050 1,000 1,026
Detroit City School District (credit support from
Qualified School Bond Loan Fund )
5.00%, 05/01/2038
(e)
2,000 2,136
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 1,012
Michigan Finance Authority
4.00%, 02/15/2044 3,500 3,257
$ 8,436
Minnesota - 1.01%
State of Minnesota
4.00%, 08/01/2041 5,000 5,133
Mississippi - 0.09%
Mississippi Business Finance Corp
3.40%, 12/01/2030
(c)
470 470
Missouri - 0.22%
City of St Louis MO Airport Revenue
5.00%, 07/01/2044 1,100 1,124
Montana - 0.55%
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by the
Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(e)
805 778
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 2,020
$ 2,798
Nevada - 2.91%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(f)
8,950 9,198
5.25%, 07/01/2049
(f)
5,400 5,636
$ 14,834

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Hampshire - 0.42%
New Hampshire Business Finance Authority
3.75%, 07/01/2045
(c),(d)
$ 1,000 $ 833
4.13%, 01/20/2034 381 391
4.88%, 11/01/2042
(d)
1,000 922
$ 2,146
New Jersey - 4.68%
Casino Reinvestment Development Authority
Inc (credit support from Assured Guaranty )
5.00%, 11/01/2042
(e)
1,000 1,073
New Jersey Economic Development Authority
5.75%, 04/01/2031 1,005 1,020
New Jersey Turnpike Authority
5.25%, 01/01/2049 1,000 1,064
South Jersey Port Corp
5.00%, 01/01/2042 5,000 5,070
State of New Jersey
4.00%, 06/01/2031 5,000 5,413
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 5,195 5,196
5.25%, 06/01/2046 5,000 4,979
$ 23,815
New Mexico - 0.10%
City of Farmington NM
2.15%, 04/01/2033 600 532
New York - 12.06%
City of New York NY
3.20%, 04/01/2042
(c)
3,400 3,400
Metropolitan Transportation Authority
4.00%, 11/15/2044 735 688
5.00%, 11/15/2032 1,000 1,100
5.00%, 11/15/2045 3,025 3,111
New York City Municipal Water Finance Authority
5.25%, 06/15/2046 2,000 2,134
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 11/01/2038 2,835 3,178
5.50%, 05/01/2042 3,050 3,427
New York Energy Finance Development Corp
5.00%, 07/01/2056
(c)
2,050 2,185
New York State Dormitory Authority
4.00%, 09/01/2045 1,500 1,295
5.00%, 10/01/2038 1,000 1,039
5.00%, 10/01/2048
(f)
2,000 2,206
5.00%, 10/01/2050
(f)
5,500 6,048
5.25%, 03/15/2049 1,000 1,054
New York State Dormitory Authority (credit
support from Assured Guaranty )
5.25%, 10/01/2043
(e)
1,000 1,071
5.50%, 10/01/2054
(e)
3,000 3,187
New York Transportation Development Corp
4.00%, 10/31/2041 1,000 964
5.00%, 01/01/2032 5,000 5,171
5.00%, 01/01/2034 3,200 3,300
5.00%, 10/01/2040 2,000 2,059
5.00%, 07/01/2046 3,500 3,500
5.63%, 04/01/2040 1,000 1,062
6.00%, 06/30/2059 1,500 1,583
New York Transportation Development Corp (credit
support from Assured Guaranty )
6.00%, 06/30/2050
(e)
4,000 4,341
Oneida Indian Nation of New York
6.00%, 09/01/2043
(d)
1,900 2,053
Tompkins County Development Corp
0.00%, 07/01/2027
(a)
115 23
Westchester County Local Development
Corp (credit support from Assured Guaranty )
5.75%, 11/01/2048
(e)
2,075 2,242
$ 61,421
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
North Carolina - 0.46%
Charlotte-Mecklenburg Hospital Authority/The
3.20%, 01/15/2038
(c)
$ 720 $ 720
Raleigh Durham Airport Authority
5.00%, 05/01/2033 1,500 1,616
$ 2,336
Ohio - 3.82%
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2037 1,125 1,125
4.00%, 06/01/2039 1,850 1,803
5.00%, 06/01/2055 5,000 4,112
County of Cuyahoga OH
5.00%, 12/01/2049 2,655 2,750
County of Hamilton OH
5.00%, 01/01/2036 1,435 1,436
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(d)
1,000 1,004
4.50%, 01/15/2048
(d)
850 794
Ohio State University/The
5.00%, 12/01/2033 5,000 5,810
Tender Option Bond Trust Receipts/Certificates
3.30%, 06/01/2031
(c),(d)
600 600
$ 19,434
Oklahoma - 0.57%
Tulsa Municipal Airport Trust Trustees/OK
6.25%, 12/01/2035 2,500 2,902
Oregon - 1.11%
State of Oregon Department of Transportation
5.00%, 11/15/2034 4,750 5,638
Other Territory - 0.03%
Nuveen AMT-Free Municipal Credit Income Fund
2.73%, 03/01/2029
(c)
150 150
Pennsylvania - 3.21%
Allegheny County Industrial Development Authority
5.13%, 05/01/2030 1,630 1,728
City of Philadelphia PA
5.00%, 02/01/2037 2,000 2,129
General Authority of Southcentral
Pennsylvania (credit support from Assured
Guaranty )
4.00%, 06/01/2049
(e)
3,400 3,101
Lancaster Industrial Development Authority
4.00%, 07/01/2051 1,000 823
Pennsylvania Economic Development Financing
Authority
5.50%, 06/30/2043 4,100 4,353
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 2,000 2,183
Philadelphia Authority for Industrial Development
4.00%, 07/01/2049 1,050 966
Philadelphia Gas Works Co (credit support from
Assured Guaranty )
5.25%, 08/01/2054
(e)
1,000 1,047
$ 16,330
Puerto Rico - 0.73%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(a)
428 313
0.00%, 11/01/2043
(a),(c)
1,278 838
4.00%, 07/01/2033 183 185
4.00%, 07/01/2037 257 252
4.00%, 07/01/2046 363 323
5.75%, 07/01/2031 1 1
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
5.00%, 07/01/2058 1,850 1,811
$ 3,723

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2026 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Rhode Island - 0.02%
Rhode Island Health and Educational Building Corp
3.43%, 06/01/2035
(c)
$ 100 $ 100
South Carolina - 1.38%
City of North Charleston SC
2.43%, 09/01/2037
(c)
100 100
South Carolina Jobs-Economic Development
Authority
0.00%, 06/01/2031
(a),(d)
1,000 110
0.00%, 06/01/2051
(a),(d)
4,500 495
5.25%, 11/15/2047 1,830 1,807
5.25%, 11/15/2052 1,500 1,447
South Carolina Public Service Authority
5.25%, 12/01/2050 2,930 3,064
$ 7,023
Texas - 8.48%
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 2,766
City of Galveston TX Wharves & Terminal Revenue
5.50%, 08/01/2041 1,800 1,943
City of Houston TX Airport System Revenue
5.50%, 07/15/2037 2,000 2,161
5.50%, 07/15/2038 1,665 1,790
Lower Colorado River Authority (credit support
from Assured Guaranty )
5.00%, 05/15/2044
(e)
4,055 4,337
Mission Economic Development Corp
5.00%, 12/01/2064
(c)
2,500 2,594
Permanent University Fund - University of Texas
System
5.00%, 07/01/2036 6,305 7,530
Port of Beaumont Navigation District
3.63%, 01/01/2035
(d)
4,335 4,106
Port of Port Arthur Navigation District
3.25%, 04/01/2040
(c)
1,500 1,500
Tarrant County Cultural Education Facilities
Finance Corp
4.13%, 12/01/2054 1,000 904
5.00%, 11/15/2037 2,060 2,074
5.00%, 12/01/2044 2,000 2,126
Tender Option Bond Trust Receipts/Certificates
3.30%, 03/01/2033
(c),(d)
540 540
Tender Option Bond Trust Receipts/
Certificates (credit support from Assured Guaranty )
2.40%, 07/01/2031
(c),(d),(e)
4,260 4,260
Texas Municipal Gas Acquisition & Supply Corp V
5.00%, 01/01/2055
(c)
4,225 4,571
$ 43,202
Utah - 3.26%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2040
(f)
2,040 2,242
5.25%, 07/01/2042
(f)
2,040 2,242
5.50%, 07/01/2050
(f)
1,360 1,436
5.50%, 07/01/2055
(f)
1,360 1,427
Mida Mountain Village Public Infrastructure District
6.00%, 06/15/2054
(d)
2,000 2,048
Utah Infrastructure Agency
5.00%, 10/15/2032 4,385 4,484
5.00%, 10/15/2037 1,500 1,520
5.38%, 10/15/2040 1,200 1,218
$ 16,617
Virginia - 2.20%
County of Fairfax VA (credit support from State Aid
Withholding )
4.00%, 10/01/2039
(e)
5,000 5,164
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2039 3,000 3,132
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Virginia (continued)
Virginia Small Business Financing Authority
3.00%, 01/01/2041 $ 3,480 $ 2,903
$ 11,199
Washington - 1.13%
Port of Seattle WA
5.00%, 08/01/2030 5,250 5,748
Wisconsin - 0.85%
Appleton Redevelopment Authority
2.65%, 06/01/2036
(c)
1,100 1,100
Public Finance Authority
5.00%, 10/01/2043
(d)
1,500 1,502
5.75%, 06/30/2060 600 621
6.50%, 06/30/2060 1,000 1,104
$ 4,327
TOTAL MUNICIPAL BONDS $ 535,789
Total Investments $ 538,122
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (6.63)%
Notes with interest rates of 2.29% - 2.40% at
January 31, 2026 and contractual maturities of
collateral from 2026-2049.
(g)
$ (33,745) (33,745)
Total Net Investments $ 504,377
Other Assets and Liabilities -  0.95% 4,817
TOTAL NET ASSETS - 100.00% $ 509,194
(a) Non-income producing security
(b) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $74,255 or 14.58% of net assets.
(e) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(f) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
January 31, 2026.

Glossary to the Schedule of Investments
January 31, 2026 (unaudited)
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
TRY Turkish Lira
USD/$ United States Dollar
ZAR South African Rand

January 31, 2026 (unaudited)

Security Valuation. Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030
Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal
LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime 2070 Fund, and Principal LifeTime
Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020
Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime
Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal
LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid 2070 Fund, and Principal LifeTime Hybrid
Income Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM
Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in R-6 and Institutional shares of other series of Principal Funds, Inc. which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The
SAM Portfolios also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of Principal Funds, Inc., Principal Exchange-Traded Funds and other publicly traded investment funds are referred to as the “Underlying Funds”.
California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund, Diversified International Fund, Equity
Income Fund, Finisterre Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund, Global Real Estate Securities Fund,
Government & High Quality Bond Fund,High Yield Fund, Inflation Protection Fund, International Equity Fund, LargeCap Growth Fund I,
LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap S&P 400 Index Fund, MidCap Value Fund I, Overseas
Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I,
SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Principal
LifeTime Funds, Principal LifeTime Hybrid Funds, and the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

January 31, 2026 (unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and US Government and Government Agency
Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which may be included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of January 31, 2026 in valuing the Funds' securities carried at value (amounts shown in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Common Stocks
Industrial $ — $ — $ — $ —
Investment Companies* 53 — — 53
Municipal Bonds* — 690,248 — 690,248
Total investments in securities $ 53 $ 690,248 $ — $ 690,301

January 31, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Fixed Income Fund
Bonds* $ — $ 6,135,596 $ — $ 6,135,596
Common Stocks
Industrial — — 6,619 6,619
Investment Companies* 157,293 — — 157,293
U.S. Government & Government Agency Obligations* — 4,249,806 — 4,249,806
Total investments in securities $ 157,293 $ 10,385,402 $ 6,619 $ 10,549,314
Derivative Assets
Interest Rate Contracts
Futures** 962 — — 962
Derivative Liabilities
Interest Rate Contracts
Futures** (1,272) — — (1,272)
Core Plus Bond Fund
Bonds* — 312,158 — 312,158
Common Stocks
Consumer, Cyclical — — — —
Energy — — 29 29
Investment Companies* 64,456 — — 64,456
Senior Floating Rate Interests* — 13,520 — 13,520
U.S. Government & Government Agency Obligations* — 136,644 — 136,644
Total investments in securities $ 64,456 $ 462,322 $ 29 $ 526,807
Derivative Liabilities
Interest Rate Contracts
Futures** (462) — — (462)
Diversified Income Fund
Bonds* — 1,633,593 25,190 1,658,783
Common Stocks
Basic Materials — — 30,746 30,746
Communications — 109 — 109
Consumer, Non-cyclical — — 1,020 1,020
Technology — 9 — 9
Convertible Bonds* — 3,653 — 3,653
Investment Companies* 183,067 — — 183,067
Preferred Stocks* 33,908 — — 33,908
Repurchase Agreements — 15,900 — 15,900
Senior Floating Rate Interests* — 189,438 2,074 191,512
U.S. Government & Government Agency Obligations* — 202,822 — 202,822
Purchased Credit Default Swaptions — 8 — 8
Total investments in securities $ 216,975 $ 2,045,532 $ 59,030 $ 2,321,537
Short Sales
U.S. Government & Government Agency Obligations* — (1,700) — (1,700)
Total Short Sales $ — $ (1,700) $ — $ (1,700)
Derivative Assets
Credit Contracts
Credit Default Swaps — 1,870 — 1,870
Exchange Cleared Credit Default Swaps** — 2 — 2
Foreign Exchange Contracts
Foreign Currency Contracts — 226 — 226
Interest Rate Contracts
Futures** 172 — — 172
Total Return Swaps — 630 — 630
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (201) — (201)
Exchange Cleared Credit Default Swaps** — (95) — (95)
Written Credit Default Swaptions — (3) — (3)
Foreign Exchange Contracts
Foreign Currency Contracts — (659) — (659)
Interest Rate Contracts
Futures** (268) — — (268)
Total Return Swaps — (28) — (28)

January 31, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified International Fund
Common Stocks
Basic Materials $ 35,633 $ 21,587 $ — $ 57,220
Communications 24,667 99,056 — 123,723
Consumer, Cyclical 10,321 135,487 — 145,808
Consumer, Non-cyclical 40,337 176,543 — 216,880
Energy 44,828 21,396 — 66,224
Financial 33,848 235,529 — 269,377
Industrial 9,296 184,233 — 193,529
Technology 5,837 195,434 — 201,271
Utilities — 3,214 — 3,214
Investment Companies* 14,123 — — 14,123
Preferred Stocks* 265 — — 265
Total investments in securities $ 219,155 $ 1,072,479 $ — $ 1,291,634
Equity Income Fund
Common Stocks* 7,978,296 — — 7,978,296
Investment Companies* 128,633 — — 128,633
Total investments in securities $ 8,106,929 $ — $ — $ 8,106,929
Finisterre Emerging Markets Total Return Bond Fund
Bonds* — 764,401 2,024 766,425
Convertible Bonds* — 7,629 — 7,629
Investment Companies* 99,895 — — 99,895
Total investments in securities $ 99,895 $ 772,030 $ 2,024 $ 873,949
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 21 — 21
Foreign Exchange Contracts
Foreign Currency Contracts — 1,720 — 1,720
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 458 — 458
Total Return Swaps — 1,627 — 1,627
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (2,295) — (2,295)
Exchange Cleared Credit Default Swaps** — (1,556) — (1,556)
Foreign Exchange Contracts
Foreign Currency Contracts — (1,728) — (1,728)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (1,199) — (1,199)
Futures** (87) — — (87)
Total Return Swaps — (76) — (76)
Global Emerging Markets Fund
Common Stocks
Basic Materials 118,199 138,684 — 256,883
Communications 148,715 792,811 — 941,526
Consumer, Cyclical 44,135 487,047 — 531,182
Consumer, Non-cyclical 94,377 361,220 — 455,597
Energy 38,270 227,965 — 266,235
Financial 300,444 1,215,171 — 1,515,615
Industrial 154,593 492,873 — 647,466
Technology 164,872 1,605,831 — 1,770,703
Utilities 66,531 12,184 — 78,715
Convertible Preferred Stocks
Industrial — — 14,129 14,129
Investment Companies* 134,983 — — 134,983
Preferred Stocks
Consumer, Cyclical — 30,195 — 30,195
Energy 85,825 — — 85,825
Total investments in securities $ 1,350,944 $ 5,363,981 $ 14,129 $ 6,729,054

January 31, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Real Estate Securities Fund
Common Stocks
Communications $ — $ 12,979 $ — $ 12,979
Consumer, Cyclical 20,373 — — 20,373
Consumer, Non-cyclical 7,894 — — 7,894
Financial 1,000,137 567,580 — 1,567,717
Industrial — 15,926 — 15,926
Investment Companies* 19,625 — — 19,625
Total investments in securities $ 1,048,029 $ 596,485 $ — $ 1,644,514
Government & High Quality Bond Fund
Bonds* — 80,707 — 80,707
Investment Companies* 1,959 — — 1,959
U.S. Government & Government Agency Obligations* — 563,278 — 563,278
Total investments in securities $ 1,959 $ 643,985 $ — $ 645,944
Derivative Assets
Interest Rate Contracts
Futures** 293 — — 293
Derivative Liabilities
Interest Rate Contracts
Futures** (48) — — (48)
High Yield Fund
Bonds* — 6,052,029 5,364 6,057,393
Common Stocks
Basic Materials — — 220 220
Consumer, Cyclical — — — —
Consumer, Non-cyclical — — 865 865
Energy — — 1,087 1,087
Utilities — — — —
Convertible Bonds* — — — —
Investment Companies* 88,055 — — 88,055
Senior Floating Rate Interests* — 309,644 1,652 311,296
U.S. Government & Government Agency Obligations* — 40,200 — 40,200
Total investments in securities $ 88,055 $ 6,401,873 $ 9,188 $ 6,499,116
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — — — —
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (294) — (294)
Inflation Protection Fund
Bonds* — 38,213 — 38,213
Investment Companies* 120,822 — — 120,822
U.S. Government & Government Agency Obligations* — 2,137,338 — 2,137,338
Purchased Interest Rate Swaptions — 25 — 25
Total investments in securities $ 120,822 $ 2,175,576 $ — $ 2,296,398
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 337 — 337
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 159 — 159
Futures** 107 — — 107
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (597) — (597)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (720) — (720)
Futures** (24) — — (24)
Written Interest Rate Swaptions — (627) — (627)
International Equity Fund
Common Stocks
Basic Materials 250,517 — — 250,517

January 31, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Equity Fund (continued)
Common Stocks (continued)
Communications $ 127,706 $ 631,824 $ — $ 759,530
Consumer, Cyclical 64,328 747,836 — 812,164
Consumer, Non-cyclical 218,874 926,078 — 1,144,952
Energy 310,327 64,395 — 374,722
Financial 77,441 1,560,155 — 1,637,596
Industrial 56,042 706,049 — 762,091
Technology 294,519 881,275 — 1,175,794
Investment Companies* 111,626 — — 111,626
Total investments in securities $ 1,511,380 $ 5,517,612 $ — $ 7,028,992
LargeCap Growth Fund I
Common Stocks
Basic Materials 1,795 — — 1,795
Communications 1,661,460 — — 1,661,460
Consumer, Cyclical 238,829 — — 238,829
Consumer, Non-cyclical 892,924 — — 892,924
Energy 1,812 — — 1,812
Financial 422,812 — — 422,812
Industrial 522,163 — — 522,163
Technology 2,777,860 — 4,727 2,782,587
Utilities 1,444 — — 1,444
Convertible Preferred Stocks
Basic Materials — — 1,888 1,888
Consumer, Cyclical — — 8,229 8,229
Technology — — 6,841 6,841
Investment Companies* 110,677 — — 110,677
Total investments in securities $ 6,631,776 $ — $ 21,685 $ 6,653,461
Derivative Liabilities
Equity Contracts
Futures** (50) — — (50)
LargeCap S&P 500 Index Fund
Common Stocks* 12,418,977 — — 12,418,977
Investment Companies* 379,190 — — 379,190
Total investments in securities $ 12,798,167 $ — $ — $ 12,798,167
Derivative Liabilities
Equity Contracts
Futures** (1,399) — — (1,399)
LargeCap Value Fund III
Common Stocks* 2,242,022 — — 2,242,022
Investment Companies* 157,059 — — 157,059
Total investments in securities $ 2,399,081 $ — $ — $ 2,399,081
Derivative Liabilities
Equity Contracts
Futures** (107) — — (107)
MidCap Fund
Common Stocks
Basic Materials 419,684 — — 419,684
Communications 698,287 — — 698,287
Consumer, Cyclical 7,523,431 — — 7,523,431
Consumer, Non-cyclical 1,227,519 — — 1,227,519
Financial 8,330,067 — — 8,330,067
Industrial 7,175,565 — — 7,175,565
Technology 3,485,393 — — 3,485,393
Utilities 1,359,790 — — 1,359,790
Investment Companies* 42,908 — — 42,908
Total investments in securities $ 30,262,644 $ — $ — $ 30,262,644

January 31, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap S&P 400 Index Fund
Common Stocks* $ 1,250,271 $ — $ — $ 1,250,271
Investment Companies* 16,960 — — 16,960
Total investments in securities $ 1,267,231 $ — $ — $ 1,267,231
Derivative Assets
Equity Contracts
Futures** 11 — — 11
MidCap Value Fund I
Common Stocks* 2,296,465 — — 2,296,465
Investment Companies* 62,051 — — 62,051
Total investments in securities $ 2,358,516 $ — $ — $ 2,358,516
Derivative Liabilities
Equity Contracts
Futures** (106) — — (106)
Overseas Fund
Common Stocks
Basic Materials 12,597 78,096 — 90,693
Communications — 55,731 — 55,731
Consumer, Cyclical 17,060 101,911 — 118,971
Consumer, Non-cyclical 450 276,905 — 277,355
Diversified — 132 — 132
Energy 12,180 75,977 — 88,157
Financial 29,801 468,096 — 497,897
Industrial 66,940 308,075 — 375,015
Technology — 154,318 — 154,318
Utilities — 108,672 — 108,672
Investment Companies* 21,713 — — 21,713
Preferred Stocks
Consumer, Cyclical — 11,251 — 11,251
Consumer, Non-cyclical — 250 — 250
Total investments in securities $ 160,741 $ 1,639,414 $ — $ 1,800,155
Derivative Assets
Equity Contracts
Futures** 66 — — 66
Principal Capital Appreciation Fund
Common Stocks* 4,778,230 — — 4,778,230
Investment Companies* 52,063 — — 52,063
Total investments in securities $ 4,830,293 $ — $ — $ 4,830,293
Principal LifeTime 2015 Fund
Investment Companies* 198,342 — — 198,342
Total investments in securities $ 198,342 $ — $ — $ 198,342
Principal LifeTime 2020 Fund
Investment Companies* 1,929,816 — — 1,929,816
Total investments in securities $ 1,929,816 $ — $ — $ 1,929,816
Principal LifeTime 2025 Fund
Investment Companies* 1,334,659 — — 1,334,659
Total investments in securities $ 1,334,659 $ — $ — $ 1,334,659
Principal LifeTime 2030 Fund
Investment Companies* 5,097,198 — — 5,097,198
Total investments in securities $ 5,097,198 $ — $ — $ 5,097,198
Principal LifeTime 2035 Fund
Investment Companies* 2,013,471 — — 2,013,471
Total investments in securities $ 2,013,471 $ — $ — $ 2,013,471

January 31, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2040 Fund
Investment Companies* $ 4,704,393 $ — $ — $ 4,704,393
Total investments in securities $ 4,704,393 $ — $ — $ 4,704,393
Principal LifeTime 2045 Fund
Investment Companies* 1,756,398 — — 1,756,398
Total investments in securities $ 1,756,398 $ — $ — $ 1,756,398
Principal LifeTime 2050 Fund
Investment Companies* 3,378,314 — — 3,378,314
Total investments in securities $ 3,378,314 $ — $ — $ 3,378,314
Principal LifeTime 2055 Fund
Investment Companies* 1,215,066 — — 1,215,066
Total investments in securities $ 1,215,066 $ — $ — $ 1,215,066
Principal LifeTime 2060 Fund
Investment Companies* 1,201,114 — — 1,201,114
Total investments in securities $ 1,201,114 $ — $ — $ 1,201,114
Principal LifeTime 2065 Fund
Investment Companies* 297,953 — — 297,953
Total investments in securities $ 297,953 $ — $ — $ 297,953
Principal LifeTime 2070 Fund
Investment Companies* 101,936 — — 101,936
Total investments in securities $ 101,936 $ — $ — $ 101,936
Principal LifeTime Hybrid 2015 Fund
Investment Companies* 516,159 — — 516,159
Total investments in securities $ 516,159 $ — $ — $ 516,159
Principal LifeTime Hybrid 2020 Fund
Investment Companies* 613,711 — — 613,711
Total investments in securities $ 613,711 $ — $ — $ 613,711
Principal LifeTime Hybrid 2025 Fund
Investment Companies* 1,162,952 — — 1,162,952
Total investments in securities $ 1,162,952 $ — $ — $ 1,162,952
Principal LifeTime Hybrid 2030 Fund
Investment Companies* 1,505,458 — — 1,505,458
Total investments in securities $ 1,505,458 $ — $ — $ 1,505,458
Principal LifeTime Hybrid 2035 Fund
Investment Companies* 1,048,417 — — 1,048,417
Total investments in securities $ 1,048,417 $ — $ — $ 1,048,417
Principal LifeTime Hybrid 2040 Fund
Investment Companies* 1,316,078 — — 1,316,078
Total investments in securities $ 1,316,078 $ — $ — $ 1,316,078
Principal LifeTime Hybrid 2045 Fund
Investment Companies* 697,708 — — 697,708
Total investments in securities $ 697,708 $ — $ — $ 697,708

January 31, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid 2050 Fund
Investment Companies* $ 654,652 $ — $ — $ 654,652
Total investments in securities $ 654,652 $ — $ — $ 654,652
Principal LifeTime Hybrid 2055 Fund
Investment Companies* 427,451 — — 427,451
Total investments in securities $ 427,451 $ — $ — $ 427,451
Principal LifeTime Hybrid 2060 Fund
Investment Companies* 242,717 — — 242,717
Total investments in securities $ 242,717 $ — $ — $ 242,717
Principal LifeTime Hybrid 2065 Fund
Investment Companies* 91,415 — — 91,415
Total investments in securities $ 91,415 $ — $ — $ 91,415
Principal LifeTime Hybrid 2070 Fund
Investment Companies* 14,722 — — 14,722
Total investments in securities $ 14,722 $ — $ — $ 14,722
Principal LifeTime Hybrid Income Fund
Investment Companies* 195,784 — — 195,784
Total investments in securities $ 195,784 $ — $ — $ 195,784
Principal LifeTime Strategic Income Fund
Investment Companies* 716,660 — — 716,660
Total investments in securities $ 716,660 $ — $ — $ 716,660
Real Estate Securities Fund
Common Stocks* 6,174,428 — — 6,174,428
Investment Companies* 2,109 — — 2,109
Total investments in securities $ 6,176,537 $ — $ — $ 6,176,537
SAM Balanced Portfolio
Investment Companies* 4,827,409 — — 4,827,409
Total investments in securities $ 4,827,409 $ — $ — $ 4,827,409
Derivative Assets
Interest Rate Contracts
Futures** 204 — — 204
Derivative Liabilities
Interest Rate Contracts
Futures** (391) — — (391)
SAM Conservative Balanced Portfolio
Investment Companies* 1,881,354 — — 1,881,354
Total investments in securities $ 1,881,354 $ — $ — $ 1,881,354
Derivative Assets
Interest Rate Contracts
Futures** 212 — — 212
Derivative Liabilities
Interest Rate Contracts
Futures** (405) — — (405)
SAM Conservative Growth Portfolio
Investment Companies* 3,432,396 — — 3,432,396
Total investments in securities $ 3,432,396 $ — $ — $ 3,432,396
SAM Flexible Income Portfolio
Investment Companies* 2,215,734 — — 2,215,734
Total investments in securities $ 2,215,734 $ — $ — $ 2,215,734

January 31, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Flexible Income Portfolio (continued)
Derivative Assets
Interest Rate Contracts
Futures** $ 381 $ — $ — $ 381
Derivative Liabilities
Interest Rate Contracts
Futures** (730) — — (730)
SAM Strategic Growth Portfolio
Investment Companies* 2,516,411 — — 2,516,411
Total investments in securities $ 2,516,411 $ — $ — $ 2,516,411
Short-Term Income Fund
Bonds* — 2,832,467 — 2,832,467
Investment Companies* 164,044 — — 164,044
U.S. Government & Government Agency Obligations* — 517,970 — 517,970
Total investments in securities $ 164,044 $ 3,350,437 $ — $ 3,514,481
SmallCap Fund
Common Stocks* 2,274,668 — — 2,274,668
Investment Companies* 51,343 — — 51,343
Total investments in securities $ 2,326,011 $ — $ — $ 2,326,011
SmallCap Growth Fund I
Common Stocks
Basic Materials 39,465 — — 39,465
Communications 58,576 — — 58,576
Consumer, Cyclical 211,693 — — 211,693
Consumer, Non-cyclical 575,871 11 3 575,885
Energy 67,435 — — 67,435
Financial 208,220 — — 208,220
Industrial 641,929 — — 641,929
Technology 377,474 105 — 377,579
Utilities 739 — — 739
Investment Companies* 82,874 — — 82,874
Total investments in securities $ 2,264,276 $ 116 $ 3 $ 2,264,395
Derivative Liabilities
Equity Contracts
Futures** (77) — — (77)
SmallCap S&P 600 Index Fund
Common Stocks
Basic Materials 54,128 — — 54,128
Communications 66,610 — — 66,610
Consumer, Cyclical 180,727 — — 180,727
Consumer, Non-cyclical 219,556 — — 219,556
Energy 74,577 — — 74,577
Financial 314,177 — — 314,177
Industrial 219,101 — — 219,101
Technology 94,146 — — 94,146
Utilities 28,442 — — 28,442
Investment Companies* 24,231 — — 24,231
Total investments in securities $ 1,275,695 $ — $ — $ 1,275,695
Derivative Liabilities
Equity Contracts
Futures** (158) — — (158)
SmallCap Value Fund II
Common Stocks
Basic Materials 62,210 — — 62,210
Communications 15,267 — — 15,267
Consumer, Cyclical 166,312 — — 166,312
Consumer, Non-cyclical 110,457 6 3 110,466
Energy 108,383 — — 108,383

January 31, 2026 (unaudited)

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Significant unobservable inputs for bonds include the Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within
Level 3 of the fair value hierarchy is as follows (amounts in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments.
(a) During the period, the valuation methodology changed. Previously, the security was valued using Comparable Debt Methodology, driven by Yield to Maturity. The methodology was changed because current market assumptions are more representative of fair value given the tenure of the note. Current valuation is based on Discounted Cash
Flow model, driven by Yield to Maturity.
(b) During the period, the valuation methodology changed. Previously, the securities were valued using an Enterprise Valuation Model driven by both Discounted Cash Flows and EBITDA Multiples. The change in methodology is driven by the Fund’s assessment of various factors including the current performance of the company and availability of comparable market data. Current valuation is based on Comparable Company Methodology driven by EBITDA Multiples.
(c) During the period, the valuation methodology changed. Previously, the security was valued using a Precedent Transaction Analysis. Due to a deterioration in the underlying company’s performance, the methodology was updated to reflect the increased risk of liquidation or bankruptcy. The new approach applies a Yield Premium Methodology combined with a Liquidation Methodology, both driven by Yield to Maturity.
(d) During the period, the valuation methodology changed. The change in methodology is driven by the Fund’s assessment of various factors including the current performance of the company and availability of comparable market data. Previously, the security was valued using a management-appraised Enterprise Valuation Model incorporating both
Discounted Cash Flows and EBITDA Multiples. Current valuation is based on Comparable Company Methodology/Recovery Methodology driven by EBITDA Multiples.
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap Value Fund II (continued)
Common Stocks (continued)
Financial $ 356,076 $ — $ — $ 356,076
Government 57 — — 57
Industrial 233,395 — — 233,395
Technology 33,034 — — 33,034
Utilities 39,720 — — 39,720
Investment Companies* 76,478 — — 76,478
Total investments in securities $ 1,201,389 $ 6 $ 3 $ 1,201,398
Derivative Liabilities
Equity Contracts
Futures** (73) — — (73)
Tax-Exempt Bond Fund
Common Stocks
Industrial — — — —
Investment Companies* 2,333 — — 2,333
Municipal Bonds* — 535,789 — 535,789
Total investments in securities $ 2,333 $ 535,789 $ — $ 538,122
Fund Asset Type
Fair Value as of
January 31, 2026 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to valuation
if input had
increased
Diversified Income Fund
Bonds $ 25,190 Discounted Cash Flows Yield to Maturity(a) 11.0 – 23.9% (17.4%) Increase
— Litigation Settlement Proceeds Expected Recovery $0.00 Decrease
Common Stocks 31,490 Comparable Company Model EBITDA Multiples(b) 6.4 – 8.5x (6.6x) Increase
276 Cash Payout Methodology Discount Rate 12.2-100.0% (56.1%) Decrease
— Market Quotations Broker Quote $0.01-$0.05 ($0.02) Increase
Senior Floating Rate Interests 2,074
Yield Premium Methodology /
Liquidation Methodology
Yield to Maturity(c) 12.2-46.1%(29.2%)
Increase
—
Comparable Company
Methodology / Recovery
Methodology
EBITDA Multiples(d) 5.7x
Increase
Total $ 59,030
Fund
Value as
of October
31, 2025
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level 3*
Transfers Out of
Level 3**
Value as of
January 31,
2026
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments held at
January 31, 2026
Diversified Income Fund
Bonds $ 28,040 $ — $ (2,850) $ — $ — $ — $ — $ 25,190 $ (2,933)
Common Stock 52,221 — (20,455) — — — — 31,766 (20,455)
Senior Floating Rate Interests 13,754 (14,561) 2,038 2,049 (1,206) — — 2,074 2,336

January 31, 2026 (unaudited)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the period, there were no other Funds which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
Total
$ 94,015 $ (14,561) $ (21,267) $ 2,049 $ (1,206) $ — $ — $ 59,030 $ (21,052)